UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments.

SEASONS SERIES TRUST

MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/Principal Amount(11)	Market Value (Note 1)
COMMON STOCK — 69.1%
Aerospace/Defense — 0.4%
Boeing Co.	1,400	$92,008
General Dynamics Corp.	1,100	92,620
Lockheed Martin Corp.	2,100	207,186
Raytheon Co.	3,700	208,236
		600,050
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	4,100	252,970
Agricultural Chemicals — 6.2%
Monsanto Co.	22,790	2,881,568
Potash Corp. of Saskatchewan, Inc.	21,640	4,946,255
Syngenta AG	2,370	770,821
		8,598,644
Agricultural Operations — 1.4%
Archer-Daniels-Midland Co.	7,700	259,875
Bunge, Ltd.	16,295	1,754,809
		2,014,684
Apparel Manufacturers — 0.2%
American Apparel, Inc.†	26,900	178,885
Coach, Inc.†	3,400	98,192
Polo Ralph Lauren Corp.	600	37,668
		314,745
Applications Software — 0.3%
Check Point Software Technologies†	6,800	160,956
Microsoft Corp.	11,500	316,365
		477,321
Audio/Video Products — 0.6%
Sony Corp. ADR	17,875	781,853
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	1,498	22,964
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	6,547	247,673
Banks-Super Regional — 0.6%
Bank of America Corp.	5,700	136,059
PNC Financial Services Group, Inc.	4,100	234,110
SunTrust Banks, Inc.	1,400	50,708
US Bancorp	5,600	156,184
Wachovia Corp.	1,500	23,295
Wells Fargo & Co.	7,600	180,500
		780,856
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	3,800	241,642
The Coca-Cola Co.	5,400	280,692
		522,334
Beverages-Wine/Spirits — 0.0%
Diageo PLC ADR	600	44,322
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	1,800	111,816
Building-Heavy Construction — 0.3%
Chicago Bridge & Iron Co., NV NY SHRS	9,000	358,380
Cable TV — 0.0%
Comcast Corp., Special Class A	2,500	46,900
Casino Hotel — 0.2%
Boyd Gaming Corp.	26,105	327,879
Commercial Services — 1.8%
Alliance Data Systems Corp.†	19,500	1,102,725
Healthcare Services Group	19,800	301,158
Iron Mountain, Inc.†	35,800	950,490
The Providence Service Corp.†	8,718	184,037
		2,538,410
Commercial Services-Finance — 0.6%
Equifax, Inc.	19,700	662,314
Euronet Worldwide, Inc.†	9,700	163,930
The Western Union Co.	3,000	74,160
		900,404
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	23,200	308,560
Computer Services — 0.3%
DST Systems, Inc.†	6,300	346,815
Computers — 8.6%
Apple, Inc.†	36,375	6,090,630
Hewlett-Packard Co.	6,200	274,102
International Business Machines Corp.	2,600	308,178
Research In Motion, Ltd.†	45,365	5,303,168
		11,976,078
Computers-Integrated Systems — 0.2%
Jack Henry & Associates, Inc.	10,100	218,564
Consumer Products-Misc. — 0.1%
The Scotts Miracle-Gro Co., Class A	10,600	186,242
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	3,800	262,580
Elizabeth Arden, Inc.†	17,500	265,650
Procter & Gamble Co.	9,600	583,776
		1,112,006
Cruise Lines — 0.1%
Carnival Corp.	2,100	69,216
Royal Caribbean Cruises, Ltd.	1,300	29,211
		98,427
Data Processing/Management — 0.3%
Fiserv, Inc.†	10,400	471,848
Dental Supplies & Equipment — 0.2%
Sirona Dental Systems, Inc.†	12,500	324,000
Distribution/Wholesale — 0.3%
MWI Veterinary Supply, Inc.†	11,800	390,698
Diversified Manufacturing Operations — 0.3%
General Electric Co.	9,400	250,886
Honeywell International, Inc.	2,600	130,728
		381,614
Diversified Minerals — 1.8%
Cia Vale do Rio Doce ADR	71,185	2,549,847
E-Commerce/Products — 0.2%
Shutterfly, Inc.†	25,900	316,239
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,700	182,965
Electric-Integrated — 0.7%
Dominion Resources, Inc.	5,500	261,195

FPL Group, Inc.	3,000	196,740
Northeast Utilities	5,100	130,203
PG&E Corp.	5,400	214,326
Progress Energy, Inc.	3,700	154,771
		957,235
Electronic Components-Semiconductors — 0.2%
Intel Corp.	12,400	266,352
NVIDIA Corp.†	150	2,808
Texas Instruments, Inc.	2,500	70,400
		339,560
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,000	118,170
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.†	1,400	49,756
Measurement Specialties, Inc.†	19,500	343,005
		392,761
Engineering/R&D Services — 2.2%
ABB, Ltd.†	108,485	3,086,069
Enterprise Software/Service — 1.8%
Lawson Software, Inc.†	68,000	494,360
Oracle Corp.†	94,345	1,981,245
		2,475,605
Entertainment Software — 0.8%
Activision Blizzard, Inc.†	11,000	374,770
Electronic Arts, Inc.†	15,525	689,776
		1,064,546
Finance-Investment Banker/Broker — 2.4%
Citigroup, Inc.	4,400	73,744
JP Morgan Chase & Co.	8,100	277,911
Lehman Brothers Holdings, Inc.	43,310	857,971
Merrill Lynch & Co., Inc.	3,500	110,985
Morgan Stanley	2,700	97,389
The Goldman Sachs Group, Inc.	10,955	1,916,030
		3,334,030
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	6,200	120,962
Finance-Other Services — 0.7%
CME Group, Inc.	2,045	783,624
The NASDAQ OMX Group†	7,100	188,505
		972,129
Food-Confectionery — 0.2%
WM Wrigley Jr. Co.	3,600	280,008
Food-Misc. — 0.3%
Campbell Soup Co.	2,100	70,266
Kellogg Co.	3,300	158,466
Kraft Foods, Inc., Class A	8,500	241,825
		470,557
Food-Retail — 0.1%
The Kroger Co.	3,500	101,045
Gas-Distribution — 0.5%
AGL Resources, Inc.	18,300	632,814
Hospital Beds/Equipment — 0.6%
Kinetic Concepts, Inc.†	22,400	893,984
Human Resources — 0.2%
Emergency Medical Services Corp., Class A†	12,600	285,138
Independent Power Producer — 0.0%
Mirant Corp.†	24	940
Industrial Gases — 0.2%
Praxair, Inc.	3,300	310,992
Insurance Broker — 0.2%
AON Corp.	6,100	280,234
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	1,300	77,662
Reinsurance Group of America, Inc.	4,400	191,488
		269,150
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	1,300	83,941
HCC Insurance Holdings, Inc.	10,400	219,856
MetLife, Inc.	1,900	100,263
		404,060
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	2,790
Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	15,000	521,850
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	4,885	148,797
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	900	66,438
Machinery-General Industrial — 0.2%
The Manitowoc Co., Inc.	7,400	240,722
Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.†	4,800	115,584
Medical Instruments — 0.2%
Medtronic, Inc.	2,200	113,850
St. Jude Medical, Inc.†	4,500	183,960
		297,810
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	2,500	121,175
Medical Products — 0.5%
Baxter International, Inc.	2,100	134,274
Johnson & Johnson	2,800	180,152
Orthofix International NV†	6,400	185,280
TomoTherapy, Inc.†	26,949	240,655
		740,361
Medical-Biomedical/Gene — 4.9%
Amgen, Inc.†	4,000	188,640
Celgene Corp.†	33,830	2,160,722
Genentech, Inc.†	9,480	719,532
Genzyme Corp.†	2,700	194,454
Gilead Sciences, Inc.†	68,820	3,644,019
		6,907,367

Medical-Drugs — 1.2%
Abbott Laboratories	4,000	211,880
Bristol-Myers Squibb Co.	3,000	61,590
Eli Lilly & Co.	3,300	152,328
Merck & Co., Inc.	5,900	222,371
Pfizer, Inc.	8,100	141,507
Roche Holding AG	3,756	676,525
Schering-Plough Corp.	7,200	141,768
		1,607,969
Medical-Generic Drugs — 0.2%
Mylan, Inc.†	20,700	249,849
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.†	13,600	340,000
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	13,465	1,297,622
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	402	47,110
Mining — 0.1%
Barrick Gold Corp.	3,800	172,900
Motion Pictures & Services — 0.5%
Macrovision Solutions Corp.†	45,516	680,919
Multimedia — 0.1%
The Walt Disney Co.	2,400	74,880
Time Warner, Inc.	3,700	54,760
		129,640
Networking Products — 0.2%
Cisco Systems, Inc.†	10,400	241,904
Oil Companies-Exploration & Production — 3.6%
Apache Corp.	6,115	849,985
EOG Resources, Inc.	8,410	1,103,392
Occidental Petroleum Corp.	13,235	1,189,297
Parallel Petroleum Corp.†	18,004	362,421
Quicksilver Resources, Inc.†	13,600	525,504
Range Resources Corp.	7,900	517,766
TXCO Resources, Inc.†	30,100	353,976
XTO Energy, Inc.	1,175	80,499
		4,982,840
Oil Companies-Integrated — 3.2%
Chevron Corp.	3,700	366,781
ConocoPhillips	1,600	151,024
Exxon Mobil Corp.	7,300	643,349
Hess Corp.	25,460	3,212,797
Marathon Oil Corp.	500	25,935
		4,399,886
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	2,000	82,360
Oil-Field Services — 0.9%
Baker Hughes, Inc.	700	61,138
Exterran Holdings, Inc.†	2,700	193,023
Global Industries, Ltd.†	30,100	539,693
Schlumberger, Ltd.	3,600	386,748
Weatherford International, Ltd.†	1,200	59,508
		1,240,110
Optical Supplies — 1.2%
Alcon, Inc.	10,070	1,639,295
Pharmacy Services — 0.3%
Express Scripts, Inc.†	3,900	244,608
Medco Health Solutions, Inc.†	2,300	108,560
		353,168
Physicians Practice Management — 0.0%
Pediatrix Medical Group, Inc.†	700	34,461
Power Converter/Supply Equipment — 0.1%
PowerSecure International, Inc.†	14,191	103,027
Private Corrections — 0.5%
Corrections Corp. of America†	24,000	659,280
Racetracks — 0.4%
International Speedway Corp., Class A	7,000	273,210
Speedway Motorsports, Inc.	15,600	317,928
		591,138
Retail-Apparel/Shoe — 0.9%
American Eagle Outfitters, Inc.	31,900	434,797
Men’s Wearhouse, Inc.	15,500	252,495
Pacific Sunwear of California, Inc.†	59,200	504,976
		1,192,268
Retail-Building Products — 0.0%
Home Depot, Inc.	2,500	58,550
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	200	8,080
Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	3,400	134,640
Circuit City Stores, Inc.	78,918	228,073
		362,713
Retail-Discount — 0.4%
Target Corp.	2,600	120,874
Wal-Mart Stores, Inc.	7,500	421,500
		542,374
Retail-Drug Store — 1.6%
CVS Caremark Corp.	56,265	2,226,406
Walgreen Co.	1,100	35,761
		2,262,167
Retail-Jewelry — 0.0%
Tiffany & Co.	400	16,300
Retail-Petroleum Products — 0.4%
World Fuel Services Corp.	22,300	489,262
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	3,300	132,132
Macy’s, Inc.	1,500	29,130
		161,262
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	600	19,164
Jack in the Box, Inc.†	23,700	531,117
		550,281
Semiconductor Equipment — 1.1%
Brooks Automation, Inc.†	28,300	234,041
Entegris, Inc.†	57,400	375,970
Lam Research Corp.†	4,100	148,215

Mattson Technology, Inc.†	56,100	267,036
Photronics, Inc.†	37,200	261,888
Teradyne, Inc.†	27,200	301,104
		1,588,254
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	7,900	182,095
Telecom Services — 0.4%
TW Telecom, Inc.†	30,510	489,075
Telecommunication Equipment — 0.2%
ADC Telecommunications, Inc.†	14,300	211,211
Harris Corp.	900	45,441
Nortel Networks Corp.†	392	3,222
		259,874
Telephone-Integrated — 0.4%
AT&T, Inc.	14,897	501,880
Sprint Nextel Corp.	2,100	19,950
Verizon Communications, Inc.	2,100	74,340
		596,170
Therapeutics — 0.1%
Amylin Pharmaceuticals, Inc.†	1,900	48,241
ImClone Systems, Inc.†	2,600	105,196
		153,437
Tobacco — 0.1%
Philip Morris International, Inc.	3,400	167,926
Transport-Services — 0.4%
Bristow Group, Inc.†	9,100	450,359
United Parcel Service, Inc., Class B	2,100	129,087
		579,446
Veterinary Diagnostics — 0.3%
Animal Health International, Inc.†	17,180	107,031
VCA Antech, Inc.†	12,000	333,360
		440,391
Water — 0.2%
Aqua America, Inc.	16,300	260,311
Web Portals/ISP — 1.4%
Google, Inc., Class A†	3,715	1,955,650
Yahoo!, Inc.†	3,200	66,112
		2,021,762
Wireless Equipment — 0.3%
Nokia Oyj ADR	6,100	149,450
QUALCOMM, Inc.	7,500	332,775
		482,225
X-Ray Equipment — 0.7%
Hologic, Inc.†	45,700	996,260
Total Common Stock (cost $78,320,193)		96,472,952
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	1,600	26,560
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	650	11,174
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	1,000	23,250
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	1,600	28,496
Total Preferred Stock (cost $119,231)		89,480
ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$250,000	245,166
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	18,833	18,166
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	135,000	133,970
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	32,688	32,541
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	93,373	91,910
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(3)	2,793	2,794
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4
4.78% due 07/10/43(3)	55,000	54,009
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	25,000	23,759
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	20,000	18,120
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(3)	325,000	302,499
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(4)(5)	60,900	56,681

Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(5)	60,825	48,960
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(3)	180,000	169,019
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(3)	35,000	33,958
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	75,000	69,372
Capital One Auto Finance Trust, Series 2007-B, Class A3B 2.47% due 04/15/12(1)	10,000	9,562
Capital One Auto Finance Trust, Series 2006-C, Class A3B 2.48% due 07/15/11(1)	19,249	18,666
Capital One Auto Finance Trust, Series 2006-A, Class A4 2.48% due 12/15/12(1)	100,000	92,989
Capital One Auto Finance Trust, Series 2006-C, Class A4 2.50% due 05/15/13(1)	40,000	35,507
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.51% due 10/15/12(1)	8,765	8,179
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	35,000	33,297
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	20,000	19,500
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.02% due 07/25/37(4)(5)	55,501	52,589
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(3)(4)	31,000	28,101
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	70,000	67,500
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	50,000	51,072
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	98,000	96,233
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	75,000	39,065
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(5)	67,764	62,867
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	45,303	42,626
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(3)(4)	325,000	313,003
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	50,000	45,580
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	50,000	47,279
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(3)	14,000	13,396
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(3)(4)	5,000	4,951
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(3)	180,000	170,118
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.75% due 03/06/20*(1)(3)(6)	45,000	40,950
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6
5.40% due 08/10/38(3)	150,000	146,894
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(4)(5)	27,303	25,175
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.43% due 04/25/35(4)(5)	45,028	43,533
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	56,112	55,561
Hertz Vehicle Financing LLC, Series 2005-2A, Class A1 2.62% due 02/25/10*(1)	50,000	49,348
Impac CMB Trust, Series 2005-4, Class 1A1A 2.75% due 05/25/35(1)(5)	59,564	48,042
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	150,000	148,811
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	72,000	64,940
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	10,000	9,301
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(3)(4)	260,000	255,394

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(3)	150,000	144,984
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(3)(4)	50,000	40,761
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(3)(4)	68,000	65,631
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	29,000	30,391
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	200,000	199,564
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	55,000	51,850
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(3)(4)	100,000	98,474
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(3)	90,000	91,754
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(4)(5)	66,287	64,839
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	200,000	190,175
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	300,000	300,132
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	305,000	288,105
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/18(3)(4)	100,000	98,603
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	43,301	44,306
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	45,000	46,079
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	60,031	55,034
MortgageIT Trust, Series 2005-4, Class A1 2.76% due 10/25/35(1)(5)	150,771	113,103
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	50,000	44,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	260,000	272,402
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	123,068	112,811
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.12% due 10/15/12(1)	88,929	84,286
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(4)(5)	84,237	80,786
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(4)(5)	100,513	96,340
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	24,810	24,217
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	230,000	227,729
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(4)(5)	141,469	135,180
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2
4.55% due 01/25/35(4)(5)	165,073	152,764
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(4)(5)	81,713	78,962
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	35,552	33,967
Total Asset Backed Securities (cost $7,009,426)		6,708,182
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $5,000)	5,000	4,300
CORPORATE BONDS & NOTES — 7.3%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	16,000	15,904
United Technologies Corp. Notes 6.13% due 07/15/38	6,000	6,027
		21,931

Agricultural Chemicals — 0.0%
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	5,000	4,813
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	5,000	5,106
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,900
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	10,000	10,450
		25,269
Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12*	65,000	65,501
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	37,140	33,983
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	10,000	8,700
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	100,000	99,250
Continental Airlines, Inc. Series 2003-CB6, Class A2 6.65% due 03/15/19	11,568	10,526
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	20,000	15,200
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	8,326	7,494
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	73,701	69,896
		245,049
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Debentures 6.38% due 02/01/29	10,000	5,250
General Motors Corp. Debentures 8.25% due 07/15/23	5,000	2,913
		8,163
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	12,000	12,135
Banks-Commercial — 0.1%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	4,000	3,972
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	10,000	8,179
Credit Suisse New York 5.00% due 05/15/13	21,000	20,436
First Maryland Capital II 3.72% due 02/01/27(1)	18,000	12,142
HSBC Bank USA NA Sub. Notes 7.00% due 01/15/39	10,000	10,089
KeyBank NA Sub. Notes 5.45% due 03/03/16	12,000	9,134
KeyBank NA Sub. Notes
7.41% due 10/15/27	10,000	9,311
SouthTrust Bank
Sub. Notes
4.75% due 03/01/13	16,000	15,563
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	10,000	10,141
Sovereign Bank Sub. Notes 8.75% due 05/30/18	13,000	12,398
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	20,000	18,972
US Bank NA Notes 3.90% due 08/15/08	4,000	4,001
		134,338
Banks-Fiduciary — 0.0%
State Street Capital Trust IV 3.78% due 06/15/37(1)	10,000	7,677
Banks-Super Regional — 0.3%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	12,000	11,581
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	70,000	67,324
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	50,094
Bank of America Corp. Senior Notes 6.00% due 09/01/17	30,000	28,905

Bank of America Corp. Sub. Notes 7.25% due 10/15/25	12,000	12,167
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	10,000	8,815
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	75,000	74,312
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	11,000	8,911
Huntington Capital Trust I 3.60% due 02/01/27(1)	10,000	6,150
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	16,000	16,145
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(1)(9)	10,000	7,739
Wachovia Capital Trust III 5.80% due 03/15/42(1)	75,000	51,000
Wachovia Corp. Notes 5.50% due 05/01/13	13,000	12,442
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	20,000	20,112
		375,697
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	60,000	61,545
Liberty Media LLC Senior Notes 7.75% due 07/15/09	30,000	30,181
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	40,389
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	5,000	4,350
Turner Broadcasting Senior Notes 8.38% due 07/01/13	30,000	32,240
		168,705
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	8,000	7,850
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	15,000	12,150
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	10,000	9,850
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	40,000	39,400
		69,250
Cable TV — 0.2%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	50,000	55,038
CCH I Holdings LLC/CCH I Holdings Capital Corp. Company Guar. Notes 11.00% due 10/01/15	8,000	5,880
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	13,000	12,578
CCH II LLC/CCH II Capital Corp. Senior Notes Series B 10.25% due 09/15/10	2,000	1,930
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	17,000	16,643
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	28,829
COX Communications, Inc.
Notes
5.88% due 12/01/16*	30,000	28,929
COX Communications, Inc. Bonds 6.95% due 06/01/38*	3,000	2,933
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	110,000	109,324
		262,084
Casino Hotels — 0.0%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	40,000	35,750
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	20,000	16,200
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	9,950
		61,900
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	5,000	4,550
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(1)	5,000	4,825
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	70,000	74,526

Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	10,432
Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(1)	10,000	10,025
		99,808
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	6,000	6,013
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	17,000	17,191
		23,204
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	50,000	46,588
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	10,000	9,150
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	15,000	11,175
		66,913
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	70,000	70,175
Commercial Services-Finance — 0.1%
Credit Suisse/New York NY Sub. Notes 6.00% due 02/15/18	60,000	57,775
The Western Union Co. Senior Notes 5.40% due 11/17/11	28,000	27,847
		85,622
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,575
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	55,000	60,431
		65,006
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	5,000	4,911
Containers-Paper/Plastic — 0.0%
Pactiv Corp. Bonds 7.95% due 12/15/25	20,000	20,808
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	25,000	20,000
		40,808
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	5,000	4,978
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	5,000	4,400
Diversified Financial Services — 0.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	10,000	9,837
Citigroup Capital XXI 8.30% due 12/21/57(1)	70,000	66,103
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	20,000	20,491
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	23,000	20,844
		117,275
Diversified Manufacturing Operations — 0.1%
Cooper US, Inc. Senior Notes 5.45% due 04/01/15	10,000	10,069
General Electric Co. Senior Notes 5.25% due 12/06/17	99,000	95,172
		105,241
Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	71,000	50,084
Electric-Generation — 0.0%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	22,000	22,265
The AES Corp. Senior Notes 8.00% due 10/15/17	10,000	9,800
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	15,525
		47,590
Electric-Integrated — 0.4%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	8,000	8,099

Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	28,000	27,347
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	60,000	58,570
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	20,000	18,305
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	6,000	6,050
DTE Energy Co. Senior Notes 7.05% due 06/01/11	17,000	17,613
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	20,000	20,029
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	10,000	9,757
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	30,000	29,330
Exelon Corp. Senior Notes 6.75% due 05/01/11	12,000	12,328
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	14,680	15,063
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	4,000	4,063
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	21,054	21,283
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	10,325
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,920
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	7,000	6,208
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	110,000	114,072
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	12,000	11,598
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	10,000	10,184
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	15,000	14,259
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	10,000	10,655
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	25,000	23,792
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	18,000	17,591
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	20,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	11,000	10,402
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*	5,000	4,900
Texas Competitive Electric Holdings Co. LLC
Senior Notes
Series B
10.25% due 11/01/15*	10,000	9,800
Texas-New Mexico Power Co.
Senior Notes
6.25% due 01/15/09	30,000	29,973
Union Electric Co. Sec. Notes 6.40% due 06/15/17	80,000	79,846
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	10,000	10,129
		616,491
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	100,000	96,975
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	4,638
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	20,000	19,760
Spansion LLC Senior Sec. Notes 5.81% due 06/01/13*(1)	5,000	3,650
		28,048
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	16,000	15,585
Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	60,000	59,973

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	5,000	4,675
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	50,000	45,539
GMAC LLC Senior Notes 6.88% due 09/15/11	20,000	14,372
GMAC LLC Senior Notes 6.88% due 08/28/12	62,000	42,456
		102,367
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	105,000	72,434
CIT Group, Inc. Notes 5.85% due 09/15/16	40,000	27,599
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	19,843
		119,876
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 8.45% due 06/15/18	4,000	3,837
Finance-Credit Card — 0.0%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	21,000	20,877
Discover Financial Services Notes 6.45% due 06/12/17	20,000	16,903
MBNA America Bank NA Senior Notes 7.13% due 11/15/12	11,000	11,738
		49,518
Finance-Investment Banker/Broker — 1.2%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	10,000	9,262
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	10,000	9,754
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	100,000	98,611
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	12,867
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	30,000	25,511
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	20,000	19,194
Citigroup, Inc. 8.40% due 04/30/18(1)(9)	7,000	6,654
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	14,000	13,734
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	170,000	165,297
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	20,000	19,937
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	25,000	24,354
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	5,000	4,638
JP Morgan Chase & Co.
7.90% due 04/30/18(1)(9)	15,000	14,065
Lazard Group LLC
Senior Notes
6.85% due 06/15/17	130,000	114,659
Lehman Brothers Holdings, Inc.
Notes
5.50% due 04/04/16	7,000	6,322
Lehman Brothers Holdings, Inc. Notes 5.63% due 01/24/13	20,000	18,930
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	60,000	57,268
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17	10,000	9,394
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	20,000	17,216
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	95,000	87,838
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38	9,000	8,348
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	16,000	17,005
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	75,000	70,740
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	9,000	8,808
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	110,000	87,363

Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	35,000	32,432
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	20,000	19,035
Morgan Stanley Sub. Notes 4.75% due 04/01/14	130,000	118,460
Morgan Stanley Senior Notes 5.38% due 10/15/15	8,000	7,319
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	104,168
Morgan Stanley Senior Notes 6.00% due 04/28/15	10,000	9,560
Morgan Stanley Senior Notes 6.60% due 04/01/12	10,000	10,167
Morgan Stanley Senior Notes 6.63% due 04/01/18	6,000	5,685
Schwab Capital Trust I 7.50% due 11/15/37(1)	48,000	43,443
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	1,000	988
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	40,000	39,302
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	19,000	18,362
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	55,000	57,187
The Bear Stearns Cos., Inc. Senior Notes 7.63% due 12/07/09	10,000	10,337
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	25,000	24,937
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	43,109
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	30,000	29,657
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	30,000	26,751
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	111,000	101,537
		1,630,205
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	10,000	9,306
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	5,000	4,552
		13,858
Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	50,000	45,437
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	10,000	10,089
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	30,000	30,648
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	6,000	6,008
Kraft Foods, Inc.
Sub. Notes
6.88% due 01/26/39	9,000	8,734
		55,479
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	15,000	14,212
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	5,000	3,963
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	60,000	63,180
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(2)	4,000	2,940
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	5,000	4,715
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	30,000	26,492
		31,207
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	14,119

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	9,933
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,100
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	5,000	4,300
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	110,000	97,201
		121,534
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	12,000	12,147
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	13,000	12,891
Lincoln National Corp. Senior Notes 6.30% due 10/09/37	5,000	4,696
Monumental Global Funding II Notes 5.65% due 07/14/11*	12,000	12,189
Pricoa Global Funding I Notes 5.30% due 09/27/13*	20,000	19,583
Prudential Financial, Inc. Jr. Sub. Notes 8.88% due 06/15/38(1)	5,000	4,999
		66,505
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. Jr. Sub. Debentures 8.13% due 06/15/38(1)	75,000	72,994
MetLife Capital Trust X Debentures 9.25% due 04/08/38*(1)	20,000	21,536
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	17,643
The Allstate Corp. Senior Notes 7.20% due 12/01/09	22,000	22,899
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	56,748
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	65,000	58,479
		250,299
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 10.75% due 06/15/58*(1)	10,000	9,575
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	59,393
		68,968
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	76,163
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	16,000	15,409
Chubb Corp. Senior Notes 6.50% due 05/15/38	5,000	4,778
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	120,000	85,616
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	45,000	47,991
Navigators Group, Inc.
Senior Notes
7.00% due 05/01/16	34,000	32,209
The Travelers Cos., Inc.
Senior Notes
6.25% due 06/15/37	10,000	9,295
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	57,564
		329,025
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	20,000	19,782
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	13,000	13,042
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	105,000	105,926
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	115,000	110,372
		229,340
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	45,000	43,745
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 11.63% due 10/15/17	10,000	10,600

Johnson & Johnson Senior Notes 5.85% due 07/15/38	17,000	17,289
LVB Acquisition Merger Sub, Inc. Notes 10.38% due 10/15/17	10,000	10,600
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	10,000	10,000
		48,489
Medical-Drugs — 0.0%
American Home Products Corp. Notes 6.95% due 03/15/11	11,000	11,645
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	6,000	5,956
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	10,000	9,766
Wyeth Bonds 5.50% due 02/01/14	16,000	16,129
		43,496
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 6.35% due 03/15/18	10,000	10,006
Humana, Inc. Bonds 8.15% due 06/15/38	5,000	5,038
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	5,000	4,977
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	60,000	58,040
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	9,000	8,517
WellPoint, Inc. Notes 5.00% due 01/15/11	3,000	2,965
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	5,000	4,323
		93,866
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	15,000	15,094
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	21,687
HCA, Inc. Senior Notes 9.25% due 11/15/16	20,000	20,600
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	10,000	10,100
		67,481
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	90,000	87,915
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	14,000	13,969
		101,884
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	15,000	15,014
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	12,000	12,013
Alcoa, Inc. Bonds
6.50% due 06/15/18	12,000	12,131
		24,144
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	15,000	15,825
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 05/15/15(1)	15,000	12,938
Multimedia — 0.2%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	30,000	30,457
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	26,000	27,407
News America, Inc. Debentures 7.28% due 06/30/28	35,000	35,970
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	10,000	10,287
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	16,000	16,291
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	35,000	37,716
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	16,000	17,316

Time Warner, Inc. Bonds 6.63% due 05/15/29	90,000	81,898
Viacom, Inc. Senior Notes 6.13% due 10/05/17	20,000	19,176
Viacom, Inc. Senior Notes 6.25% due 04/30/16	27,000	26,079
		302,597
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,209
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	5,000	5,013
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	34,000	33,462
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	59,306
		97,781
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	30,000	30,000
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	15,000	13,500
		43,500
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	10,000	11,469
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	33,000	35,762
		47,231
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	10,000	9,987
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	36,549
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	7,000	6,418
		42,967
Paper & Related Products — 0.0%
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	4,700
International Paper Co. Notes 7.40% due 06/15/14	40,000	39,923
		44,623
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	10,000	9,925
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	20,000	21,088
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,125
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	10,000	10,245
Dynegy-Roseton Danskammer
Pass Through Certs.,
Series B
7.67% due 11/08/16	10,000	9,850
NGPL PipeCo LLC
Senior Notes
6.51% due 12/15/12*	125,000	126,907
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	13,000	12,314
Rockies Express Pipeline LLC Senior Notes 7.50% due 07/15/38*	10,000	10,143
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	15,900
		231,572
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	70,000	71,757
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	5,000	4,938
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	5,000	3,650
		8,588
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	92,000	93,367

Real Estate Investment Trusts — 0.5%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	30,000	25,492
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	55,000	51,727
Colonial Properties Trust Notes 6.25% due 06/15/14	15,000	13,987
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	90,000	87,212
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	70,000	64,022
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	60,000	53,484
Kimco Realty Corp. Notes 5.58% due 11/23/15	100,000	91,355
Liberty Property LP Senior Notes 5.63% due 10/01/17	25,000	23,374
Liberty Property LP Senior Notes 7.25% due 03/15/11	25,000	25,471
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	62,651
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	10,000	9,694
Realty Income Corp. Senior Notes 6.75% due 08/15/19	80,000	75,348
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	6,000	5,094
Simon Property Group LP Notes 5.30% due 05/30/13	80,000	78,706
Simon Property Group LP Senior Notes 6.13% due 05/30/18	5,000	4,864
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	68,026
		740,507
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	100,000	100,966
Real Estate Operations & Development — 0.1%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	110,000	96,307
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	27,345
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	35,000	31,936
Regency Centers LP Senior Notes 5.88% due 06/15/17	10,000	9,255
		164,843
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	7,963
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	90,000	74,860
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	5,000	4,000
		78,860
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	5,000	3,500
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	8,000	7,860
Retail-Drug Store — 0.0%
CVS Corp. Senior Notes 6.13% due 08/15/16	11,000	11,093
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	34,728	33,378
		44,471
Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	60,000	55,679
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	5,000	5,000
		60,679
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	5,000	4,325
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 4.86% due 06/20/13(1)	11,000	8,873

Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	30,000	26,623
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	22,000	17,600
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	15,000	13,050
Western Financial Bank Senior Debentures 9.63% due 05/15/12	28,000	29,137
		95,283
Special Purpose Entities — 0.1%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	16,000	15,337
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	4,300
Farmers Exchange Capital Notes 7.05% due 07/15/28*	110,000	100,551
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	4,000	4,000
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(1)	5,000	4,150
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	10,000	8,457
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	14,000	13,759
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	10,000	7,400
The Goldman Sachs Capital III 3.45% due 09/01/12(1)(9)	26,000	18,445
		176,399
Steel-Producers — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	20,000	20,276
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	10,000	9,272
Ryerson, Inc. Senior Sec. Notes 10.25% due 11/01/14*(1)	5,000	4,700
United States Steel Corp. Senior Notes 7.00% due 02/01/18	7,000	6,985
		41,233
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	30,000	28,064
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	10,000	9,800
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	9,625
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	70,000	75,200
		122,689
Telephone-Integrated — 0.3%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	80,000	69,908
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	14,911
AT&T, Inc. Senior Notes 5.50% due 02/01/18	75,000	72,675
BellSouth Corp. Senior Notes 6.00% due 10/15/11	30,000	30,899
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	20,000	20,182
SBC Communications, Inc. Notes 5.10% due 09/15/14	30,000	29,408
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	30,000	29,475
Verizon Communications, Inc. Notes 6.40% due 02/15/38	40,000	37,235
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	43,000	42,496
Verizon New York, Inc. Debentures 6.88% due 04/01/12	23,000	23,987
		371,176
Television — 0.1%
Belo Corp. Senior Notes 6.75% due 05/30/13	10,000	9,728
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	40,000	41,805

CBS Corp. Company Guar. Notes 7.88% due 07/30/30	25,000	24,224
Paxson Communications Corp. Senior Notes 5.96% due 01/15/12*(1)	10,000	8,500
Paxson Communications Corp. Senior Sec. Notes 8.96% due 01/15/13*(1)	10,000	6,450
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	2,800
		93,507
Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	55,000	53,458
Philip Morris International, Inc. Notes 6.38% due 05/16/38	55,000	53,599
		107,057
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	5,000	4,075
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,743	2,551
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	49,511	51,987
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	2,954	2,762
		57,300
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	10,000	10,034
CSX Corp. Senior Notes 6.25% due 03/15/18	13,000	12,514
		22,548
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	14,400
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 7.31% due 09/01/14(1)	4,000	3,200
Total Corporate Bonds & Notes (cost $10,627,908)		10,107,489
FOREIGN CORPORATE BONDS & NOTES — 1.8%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	62,067	65,148
Banks-Commercial — 0.3%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(1)(9)	20,000	17,051
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.37% due 12/30/09(1)(9)	15,000	9,150
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	5,000	4,164
HBOS PLC Sub. Notes 5.92% due 10/01/15*(1)(9)	10,000	7,122
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	100,000	94,172
NIB Capital Bank
Bonds
5.82% due 12/11/13*(1)(9)	15,000	7,741
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	100,000	107,153
Russian Agricultural Bank Bonds 7.18% due 05/16/13	150,000	149,667
		396,220
Banks-Money Center — 0.2%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	203,801
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	20,000	20,040
		223,841
Beverages-Wine/Spirits — 0.0%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	31,000	30,448
Brewery — 0.2%
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	100,000	114,250
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	5,000	4,719
SABMiller PLC Notes 6.50% due 07/01/16*	80,000	82,613
		201,582

Broadcast Services/Program — 0.0%
Grupo Televisa SA Notes 6.00% due 05/15/18*	5,000	4,863
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	15,000	14,446
Vodafone Airtouch PLC Senior Notes 7.75% due 02/15/10	5,000	5,225
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	13,000	12,647
		32,318
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	10,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	10,000	8,850
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	10,250
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	20,000	19,298
		29,548
Diversified Minerals — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	11,000	11,033
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	20,588
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	120,000	121,594
		142,182
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	130,000	120,625
Electric-Integrated — 0.1%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	12,000	12,398
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	100,000	100,838
TransAlta Corp. Senior Notes 6.65% due 05/15/18	6,000	5,881
		119,117
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	4,000	3,480
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	16,000	16,140
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	15,000	13,266
Insurance-Multi-line — 0.1%
Aegon NV Sub. Bonds 4.21% due 07/15/14(1)(9)	22,000	13,222
AXA SA Sub. Notes 8.60% due 12/15/30	80,000	86,165
		99,387
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	55,000	53,816
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	10,000	9,619
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	10,000	7,400
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	10,000	10,250
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	10,000	9,700
		27,350
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	30,000	29,225
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	6,000	6,024
Oil Companies-Exploration & Production — 0.0%
EnCana Corp. Sub. Notes 6.50% due 02/01/38	5,000	4,946

OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	10,000		9,875
			14,821
Oil Companies-Integrated — 0.0%
Petro-Canada Senior Notes 6.80% due 05/15/38	15,000		14,693
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	5,000		5,101
			19,794
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	10,000		5,900
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14	33,000		32,790
Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	20,000		19,627
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	19,000		19,136
Special Purpose Entities — 0.1%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	26,000		14,300
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	100,000		105,054
			119,354
Steel-Producers — 0.0%
ArcelorMittal Notes 6.13% due 06/01/18*	55,000		53,749
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	22,000		23,621
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	10,000		9,900
Telephone-Integrated — 0.3%
British Telecom PLC Senior Notes 5.15% due 01/15/13	100,000		97,493
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	60,000		63,473
France Telecom SA Bonds 7.75% due 03/01/11	60,000		63,543
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	100,000		101,972
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/38	8,000		8,129
			334,610
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	132,000		112,784
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	20,000		20,799
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38	10,000		10,115
Total Foreign Corporate Bonds & Notes (cost $2,544,701)			2,441,082
FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	650,000	315,885
Federal Republic of Brazil Notes 6.00% due 08/15/10(10)	BRL	270,000	285,645
Federal Republic of Brazil Notes 8.00% due 01/15/18	20,000		22,210
Federal Republic of Brazil Bonds 10.50% due 07/14/14	20,000		25,300
Province of Quebec Debentures 7.50% due 09/15/29	24,000		30,662
Republic of Argentina Bonds 3.09% due 08/03/12(1)	30,000		16,140
Republic of Argentina Notes 8.28% due 12/31/33	6,058		4,628
Republic of Turkey Senior Notes 11.88% due 01/15/30	25,000		35,125
Republic of Venezuela Notes 8.50% due 10/08/14	10,000		9,425

Republic of Venezuela Bonds 9.25% due 09/15/27	30,000	28,155
Russian Federation Bonds 7.50% due 03/31/30*(2)	11,820	13,267
Russian Federation Bonds 7.50% due 03/31/30(2)	14,775	16,576
Total Foreign Government Agencies (cost $798,753)		803,018
LOANS — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Bank BTL-B 4.86% due 12/15/13(12)(13) (cost $64,025)	64,025	51,820
MUNICIPAL BONDS & NOTES — 0.0%
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17 (cost $51,329)	50,000	56,623
U.S. GOVERNMENT AGENCIES — 15.8%
Federal Home Loan Mtg. Corp. — 3.9%
Federal Home Loan Mtg. Corp
5.00% due 03/01/19	10,448	10,397
5.00% due 07/01/21	385,330	382,505
5.00% due 06/01/34	71,954	69,302
5.00% due 07/01/35	23,528	22,624
5.00% due 10/01/35	121,990	117,304
5.00% due 12/01/35	554,229	532,936
5.00% due 01/01/37	19,785	19,000
5.00% due July TBA	1,500,000	1,437,187
5.50% due 07/01/34	48,448	47,910
5.50% due 05/01/37	161,674	159,426
5.50% due 08/01/37	282,566	278,637
5.50% due July TBA	1,375,000	1,354,375
5.79% due 01/01/37(1)	39,402	40,054
5.81% due 01/01/37(1)	62,296	62,771
5.96% due 10/01/36(1)	98,736	100,248
6.00% due 12/01/33	65,515	66,619
6.00% due 08/01/36	62,904	63,630
6.00% due 11/01/37	68,812	69,585
6.50% due 05/01/16	3,760	3,913
6.50% due 05/01/29	5,162	5,378
6.50% due 03/01/36	31,646	32,664
6.50% due 05/01/36	1,133	1,170
7.00% due 04/01/32	9,089	9,598
7.50% due 08/01/23	758	820
7.50% due 04/01/28	4,082	4,423
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(5)	36,521	35,491
Series 2586, Class NK
3.50% due 08/15/16(5)	15,445	15,278
Series 3026, Class PC
4.50% due 01/15/34(5)	105,000	100,285
Series 3102, Class PG
5.00% due 11/15/28(5)	40,000	40,419
Series 3317, Class PD
5.00% due 09/15/31(5)	55,000	54,909
Series 3116, Class PD
5.00% due 10/15/34(5)	102,000	98,366
Series 3312, Class LB
5.50% due 11/15/25(5)	156,000	154,587
Series 3349, Class HB
5.50% due 06/15/31(5)	52,000	52,663
Series 1577, Class PK
6.50% due 09/15/23(5)	20,000	21,209
Series 1226, Class Z
7.75% due 03/15/22(5)	2,146	2,250
		5,467,933
Federal National Mtg. Assoc. — 11.6%
4.50% due 11/01/22	133,704	130,086
4.56% due 01/01/15	209,864	204,198
4.85% due 11/01/15	216,909	217,787
5.00% due 06/01/19	4,999	4,980
5.00% due 07/01/22	582,020	576,252
5.00% due 04/01/34	173,186	166,857
5.00% due 05/01/35	7,057	6,788
5.00% due 09/01/35	143,098	137,645
5.00% due 10/01/35	536,353	515,915
5.00% due 12/01/36	1,499,895	1,442,741
5.00% due 07/01/37	62,380	59,853
5.00% due July TBA	1,045,000	1,001,568
5.50% due 03/01/18	11,638	11,808
5.50% due 06/01/19	20,952	21,247
5.50% due 11/01/20	23,995	24,272
5.50% due 04/01/21	459,906	463,782
5.50% due 08/01/21	483,228	487,300
5.50% due 10/01/22	179,261	180,678
5.50% due 11/01/22	44,382	44,732
5.50% due 12/01/33	236,607	234,606
5.50% due 06/01/34	31,057	30,736
5.50% due 06/01/35	1,347,069	1,331,888
5.50% due 02/01/36	35,135	35,737
5.50% due 06/01/36	502,771	498,833
5.50% due 08/01/36	79,447	78,452
5.50% due 11/01/36	94,627	93,443
5.50% due 04/01/37	853,761	843,072
5.50% due 05/01/37	25,573	25,240
5.50% due 07/01/37	959,985	947,463
5.50% due July TBA	1,975,000	1,946,609

5.92% due 10/01/11	49,807	51,302
6.00% due 06/01/17	20,707	21,298
6.00% due 12/01/33	55,341	56,152
6.00% due 05/01/34	3,670	3,717
6.00% due 06/01/35	5,724	5,789
6.00% due 10/01/36	54,072	54,629
6.00% due 04/01/38	10,845	10,953
6.00% due July TBA	845,000	866,125
6.28% due 07/01/11	35,969	37,371
6.50% due 08/01/17	42,873	44,725
6.50% due 09/01/32	51,638	53,606
6.50% due 04/01/34	22,646	23,402
6.50% due 10/01/37	78,940	81,364
6.50% due July TBA	2,750,000	2,830,781
7.00% due 06/01/37	192,257	201,742
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE
5.00% due 11/25/30(5)	54,000	53,980
		16,161,504
Government National Mtg. Assoc. — 0.3%
4.50% due 05/15/36	235,719	219,948
6.00% due 11/15/31	139,642	142,446
7.00% due 05/15/33	30,221	32,161
7.50% due 01/15/32	11,184	12,029
8.00% due 01/15/31	2,327	2,549
8.50% due 11/15/17	1,484	1,618
9.00% due 11/15/21	580	637
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB
7.50% due 09/16/35(5)	610	657
Series 2005-74, Class HC
7.50% due 09/16/35(5)	7,366	7,893
		419,938
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	22,776	23,105
Total U.S. Government Agencies (cost $21,975,483)		22,072,480
U.S. GOVERNMENT TREASURIES — 1.6%
United States Treasury Bonds — 0.0%
4.75% due 02/15/37	21,000	21,686
5.00% due 05/15/37	3,000	3,224
		24,910
United States Treasury Notes — 1.6%
2.75% due 02/28/13	10,000	9,762
3.38% due 09/15/09(16)	600,000	607,735
3.38% due 06/30/13	10,000	10,018
3.50% due 05/31/13	100,000	100,742
3.50% due 02/15/18	19,000	18,289
3.63% due 06/15/10	100,000	102,016
3.88% due 05/15/10	775,000	794,012
3.88% due 05/15/18	4,000	3,975
4.25% due 08/15/15	100,000	103,898
4.25% due 11/15/17	150,000	153,223
4.50% due 05/15/10	10,000	10,352
4.50% due 02/28/11	150,000	156,375
4.50% due 02/15/16	24,000	25,247
4.88% due 06/30/12	90,000	95,639
5.13% due 05/15/16	10,000	10,903
		2,202,186
Total U.S. Government Treasuries (cost $2,221,470)		2,227,096
Total Long-Term Investment Securities (cost $123,737,519)		141,034,522
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 1.85% due 07/01/08 (cost $600,000)	600,000	600,000
REPURCHASE AGREEMENTS — 4.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $302,003 and collateralized by $305,000 of
Federal Home Loan Bank Bonds, bearing interest at 4.50%, due 09/16/13 and having an
approximate value of $312,625	302,000	302,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $365,004 and collateralized by $345,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 6.88%, due 09/15/10 and having an approximate value of $377,344	365,000	365,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)	4,033,000	4,033,000
UBS Securities LLC Joint Repurchase Agreement(14)	1,580,000	1,580,000
Total Repurchase Agreements (cost $6,280,000)		6,280,000
TOTAL INVESTMENTS (cost $130,617,519) (15)	106.0%	147,914,522
Liabilities in excess of other assets	(6.0)	(8,320,893)
NET ASSETS	100.0%	$139,593,629

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $2,536,481 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security; see Note 1
(7)	Illiquid security

(8)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of June 30, 2008, the Multi-Managed Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc. 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$4,300	$86.00	0.00%
Southern Energy, Inc. 7.90% due 7/15/09	01/10/2006	20,000	0	0	0.00	0.00%
				$4,300		0.00%

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Brazilian inflation linked security. Income is linked to Brazil’s IPCA Consumer Price Index.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium.  These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.  Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(13)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
NY SHRS	— New York Shares
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of June 30, 2008	Unrealized Appreciation (Depreciation)
11	Long	U. S. Treasury 2 YR Notes	September 2008	$2,306,268	$2,323,234	$16,966
41	Long	U. S. Treasury 5 YR Notes	September 2008	4,494,631	4,532,742	38,111
71	Short	U. S. Treasury 10 YR Notes	September 2008	7,989,902	8,088,453	(98,551)
6	Short	U. S. Treasury Bonds	September 2008	682,002	693,563	(11,561)
11	Long	Euro-Bund	September 2008	1,940,259	1,916,294	(23,965)
5	Long	Long Gilt	September 2008	1,058,284	1,038,759	(19,525)
						$(98,525)

Open Forward Foreign Currency Contracts

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Appreciation
	CLP	73,500,000	USD	141,960	09/30/2008	$2,914
	NZD	350,000	USD	263,793	09/17/2008	428
*	USD	641,071	BRL	1,077,000	09/17/2008	9,012
	USD	138,512	IDR	1,291,070,000	07/18/2008	1,082
	USD	241,422	MYR	788,000	09/17/2008	36
	USD	80,477	MYR	263,000	09/17/2008	111
						13,583

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Depreciation
*	BRL	1,580,000	USD	942,159	09/17/2008	$(11,538)
	GBP	124,000	USD	241,657	09/17/2008	(3,859)
	GBP	124,000	USD	241,403	09/17/2008	(4,113)
	GBP	106,000	USD	205,709	09/17/2008	(4,168)
	NZD	270,000	USD	201,436	09/17/2008	(1,731)
	USD	80,625	MYR	263,000	09/17/2008	(37)
						(25,446)
Net Unrealized Appreciation (Depreciation)						$(11,863)

*    Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real
CLP — Chilean Peso
GBP — Pound Sterling
IDR — Indonesian Rupiah
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
USD — United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/Principal Amount(11)	Market Value (Note 1)
COMMON STOCK — 53.8%
Aerospace/Defense — 0.4%
Boeing Co.	2,200	144,584
General Dynamics Corp.	1,700	143,140
Lockheed Martin Corp.	3,500	345,310
Raytheon Co.	6,400	360,192
		993,226
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	6,900	425,730
Agricultural Chemicals — 4.3%
Monsanto Co.	30,605	3,869,696
Potash Corp. of Saskatchewan, Inc.	28,055	6,412,531
Syngenta AG	2,904	944,500
		11,226,727
Agricultural Operations — 1.0%
Archer-Daniels-Midland Co.	13,100	442,125
Bunge, Ltd.	19,995	2,153,261
		2,595,386
Apparel Manufacturers — 0.2%
American Apparel, Inc.†	45,000	299,250
Coach, Inc.†	5,900	170,392
Polo Ralph Lauren Corp.	1,000	62,780
		532,422
Applications Software — 0.3%
Check Point Software Technologies†	11,300	267,471
Microsoft Corp.	19,200	528,192
		795,663
Audio/Video Products — 0.4%
Sony Corp. ADR	23,170	1,013,456
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	2,599	39,843
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	11,201	423,734
Banks-Super Regional — 0.5%
Bank of America Corp.	9,500	226,765
PNC Financial Services Group, Inc.	6,900	393,990
SunTrust Banks, Inc.	2,300	83,306
US Bancorp	9,200	256,588
Wachovia Corp.	2,400	37,272
Wells Fargo & Co.	11,900	282,625
		1,280,546
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	6,200	394,258
The Coca-Cola Co.	8,800	457,424
		851,682
Beverages-Wine/Spirits — 0.0%
Diageo PLC ADR	1,000	73,870
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	3,000	186,360
Building-Heavy Construction — 0.4%
Chicago Bridge & Iron Co., NV NY SHRS	26,600	1,059,212
Cable TV — 0.0%
Comcast Corp., Special Class A	4,200	78,792
Casino Hotel — 0.1%
Boyd Gaming Corp.	32,250	405,060
Commercial Services — 1.6%
Alliance Data Systems Corp.†	32,800	1,854,840
Healthcare Services Group	33,300	506,493
Iron Mountain, Inc.†	60,100	1,595,655
The Providence Service Corp.†	14,707	310,465
		4,267,453
Commercial Services-Finance — 0.6%
Equifax, Inc.	33,000	1,109,460
Euronet Worldwide, Inc.†	16,300	275,470
The Western Union Co.	5,000	123,600
		1,508,530
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	39,400	524,020
Computer Services — 0.2%
DST Systems, Inc.†	10,500	578,025
Computers — 5.9%
Apple, Inc.†	45,510	7,620,194
Hewlett-Packard Co.	10,500	464,205
International Business Machines Corp.	4,300	509,679
Research In Motion, Ltd.†	58,780	6,871,382
		15,465,460
Computers-Integrated Systems — 0.1%
Jack Henry & Associates, Inc.	16,900	365,716
Consumer Products-Misc. — 0.1%
The Scotts Miracle-Gro Co., Class A	17,700	310,989
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	6,300	435,330
Elizabeth Arden, Inc.†	29,400	446,292
Procter & Gamble Co.	16,500	1,003,365
		1,884,987
Cruise Lines — 0.1%
Carnival Corp.	3,400	112,064
Royal Caribbean Cruises, Ltd.	2,100	47,187
		159,251
Data Processing/Management — 0.3%
Fiserv, Inc.†	17,500	793,975
Dental Supplies & Equipment — 0.2%
Sirona Dental Systems, Inc.†	20,800	539,136
Distribution/Wholesale — 0.2%
MWI Veterinary Supply, Inc.†	19,800	655,578
Diversified Manufacturing Operations — 0.2%
General Electric Co.	15,800	421,702
Honeywell International, Inc.	3,800	191,064
		612,766
Diversified Minerals — 1.2%
Cia Vale do Rio Doce ADR	88,465	3,168,816
E-Commerce/Products — 0.2%
Shutterfly, Inc.†	43,400	529,914
Electric Products-Misc. — 0.1%
Emerson Electric Co.	6,300	311,535
Electric-Integrated — 0.6%
Dominion Resources, Inc.	8,500	403,665
FPL Group, Inc.	5,000	327,900
Northeast Utilities	8,400	214,452
PG&E Corp.	8,900	353,241
Progress Energy, Inc.	6,200	259,346
		1,558,604
Electronic Components-Semiconductors — 0.2%
Intel Corp.	20,800	446,784
NVIDIA Corp.†	350	6,552
Texas Instruments, Inc.	4,300	121,088
		574,424
Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,100	200,889

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	2,400	85,296
Measurement Specialties, Inc.†	32,800	576,952
		662,248
Engineering/R&D Services — 1.5%
ABB, Ltd.†	143,143	4,071,984
Enterprise Software/Service — 1.3%
Lawson Software, Inc.†	114,200	830,234
Oracle Corp.†	120,950	2,539,950
		3,370,184
Entertainment Software — 0.6%
Activision Blizzard, Inc.†	18,300	623,481
Electronic Arts, Inc.†	20,765	922,589
		1,546,070
Finance-Investment Banker/Broker — 1.7%
Citigroup, Inc.	7,400	124,024
JP Morgan Chase & Co.	13,600	466,616
Lehman Brothers Holdings, Inc.	55,600	1,101,436
Merrill Lynch & Co., Inc.	5,900	187,089
Morgan Stanley	4,700	169,529
The Goldman Sachs Group, Inc.	13,725	2,400,502
		4,449,196
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	6,900	134,619
Finance-Other Services — 0.5%
CME Group, Inc.	2,525	967,555
The NASDAQ OMX Group†	11,800	313,290
		1,280,845
Food-Confectionery — 0.2%
WM Wrigley Jr. Co.	5,800	451,124
Food-Misc. — 0.3%
Campbell Soup Co.	3,500	117,110
Kellogg Co.	5,500	264,110
Kraft Foods, Inc., Class A	14,800	421,060
		802,280
Food-Retail — 0.1%
The Kroger Co.	5,800	167,446
Gas-Distribution — 0.4%
AGL Resources, Inc.	30,600	1,058,148
Hospital Beds/Equipment — 0.6%
Kinetic Concepts, Inc.†	37,500	1,496,625
Human Resources — 0.2%
Emergency Medical Services Corp., Class A†	21,100	477,493
Independent Power Producer — 0.0%
Mirant Corp.†	31	1,214
Industrial Gases — 0.2%
Praxair, Inc.	5,700	537,168
Insurance Broker — 0.2%
AON Corp.	10,200	468,588
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	2,200	131,428
Reinsurance Group of America, Inc.	7,400	322,048
		453,476
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	2,200	142,054
HCC Insurance Holdings, Inc.	17,500	369,950
MetLife, Inc.	3,100	163,587
		675,591
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	200	5,580
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	18,770	653,008
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	8,230	250,686
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,700	125,494
Machinery-General Industrial — 0.2%
The Manitowoc Co., Inc.	12,500	406,625
Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.†	8,100	195,048
Medical Instruments — 0.2%
Medtronic, Inc.	3,700	191,475
St. Jude Medical, Inc.†	7,700	314,776
		506,251
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	4,200	203,574
Medical Products — 0.5%
Baxter International, Inc.	3,500	223,790
Johnson & Johnson	4,500	289,530
Orthofix International NV†	10,700	309,765
TomoTherapy, Inc.†	45,382	405,261
		1,228,346
Medical-Biomedical/Gene — 3.4%
Amgen, Inc.†	6,700	315,972
Celgene Corp.†	43,685	2,790,161
Genentech, Inc.†	11,720	889,548
Genzyme Corp.†	4,300	309,686
Gilead Sciences, Inc.†	86,180	4,563,231
		8,868,598
Medical-Drugs — 0.9%
Abbott Laboratories	6,600	349,602
Bristol-Myers Squibb Co.	5,000	102,650
Eli Lilly & Co.	5,500	253,880
Merck & Co., Inc.	10,000	376,900
Pfizer, Inc.	13,500	235,845
Roche Holding AG	4,875	878,077
Schering-Plough Corp.	11,800	232,342
		2,429,296
Medical-Generic Drugs — 0.2%
Mylan, Inc.†	34,700	418,829
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.†	22,900	572,500
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	16,880	1,626,726
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	737	86,369
Mining — 0.1%
Barrick Gold Corp.	6,400	291,200
Motion Pictures & Services — 0.4%
Macrovision Solutions Corp.†	76,360	1,142,346
Multimedia — 0.1%
The Walt Disney Co.	3,900	121,680
Time Warner, Inc.	6,500	96,200
		217,880

Networking Products — 0.9%
Cisco Systems, Inc.†	99,110	2,305,298
Oil Companies-Exploration & Production — 2.7%
Apache Corp.	7,725	1,073,775
EOG Resources, Inc.	10,375	1,361,200
Occidental Petroleum Corp.	16,615	1,493,024
Parallel Petroleum Corp.†	30,270	609,335
Quicksilver Resources, Inc.†	22,700	877,128
Range Resources Corp.	13,200	865,128
TXCO Resources, Inc.†	50,600	595,056
XTO Energy, Inc.	1,900	130,169
		7,004,815
Oil Companies-Integrated — 2.3%
Chevron Corp.	6,400	634,432
ConocoPhillips	2,600	245,414
Exxon Mobil Corp.	12,300	1,083,999
Hess Corp.	32,180	4,060,794
Marathon Oil Corp.	900	46,683
		6,071,322
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	3,300	135,894
Oil-Field Services — 0.8%
Baker Hughes, Inc.	1,200	104,808
Exterran Holdings, Inc.†	4,500	321,705
Global Industries, Ltd.†	50,400	903,672
Schlumberger, Ltd.	6,300	676,809
Weatherford International, Ltd.†	1,900	94,221
		2,101,215
Optical Supplies — 0.8%
Alcon, Inc.	12,595	2,050,340
Pharmacy Services — 0.2%
Express Scripts, Inc.†	6,500	407,680
Medco Health Solutions, Inc.†	3,800	179,360
		587,040
Physicians Practice Management — 0.0%
Pediatrix Medical Group, Inc.†	1,200	59,076
Power Converter/Supply Equipment — 0.1%
PowerSecure International, Inc.†	23,272	168,955
Private Corrections — 0.4%
Corrections Corp. of America†	40,200	1,104,294
Racetracks — 0.4%
International Speedway Corp., Class A	11,700	456,651
Speedway Motorsports, Inc.	26,100	531,918
		988,569
Retail-Apparel/Shoe — 0.8%
American Eagle Outfitters, Inc.	53,700	731,931
Men’s Wearhouse, Inc.	25,900	421,911
Pacific Sunwear of California, Inc.†	99,500	848,735
		2,002,577
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	400	16,160
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	5,700	225,720
Circuit City Stores, Inc.	132,249	382,200
		607,920
Retail-Discount — 0.3%
Target Corp.	4,300	199,907
Wal-Mart Stores, Inc.	12,500	702,500
		902,407
Retail-Drug Store — 1.1%
CVS Caremark Corp.	74,640	2,953,505
Walgreen Co.	1,900	61,769
		3,015,274
Retail-Jewelry — 0.0%
Tiffany & Co.	800	32,600
Retail-Petroleum Products — 0.3%
World Fuel Services Corp.	37,300	818,362
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	5,500	220,220
Macy’s, Inc.	2,600	50,492
		270,712
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	1,000	31,940
Jack in the Box, Inc.†	39,600	887,436
		919,376
Semiconductor Equipment — 1.0%
Brooks Automation, Inc.†	47,000	388,690
Entegris, Inc.†	96,400	631,420
Lam Research Corp.†	6,900	249,435
Mattson Technology, Inc.†	93,900	446,964
Photronics, Inc.†	62,200	437,888
Teradyne, Inc.†	46,000	509,220
		2,663,617
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	13,400	308,870
Telecom Services — 0.2%
TW Telecom, Inc.†	37,955	608,419
Telecommunication Equipment — 0.2%
ADC Telecommunications, Inc.†	24,000	354,480
Harris Corp.	1,600	80,784
Nortel Networks Corp.†	512	4,209
		439,473
Telephone-Integrated — 0.4%
AT&T, Inc.	25,307	852,593
Sprint Nextel Corp.	3,300	31,350
Verizon Communications, Inc.	3,400	120,360
		1,004,303
Therapeutics — 0.1%
Amylin Pharmaceuticals, Inc.†	3,300	83,787
ImClone Systems, Inc.†	4,400	178,024
		261,811
Tobacco — 0.1%
Philip Morris International, Inc.	5,700	281,523
Transport-Services — 0.4%
Bristow Group, Inc.†	15,200	752,248
United Parcel Service, Inc., Class B	3,400	208,998
		961,246
Veterinary Diagnostics — 0.3%
Animal Health International, Inc.†	28,833	179,629
VCA Antech, Inc.†	20,300	563,934
		743,563
Water — 0.2%
Aqua America, Inc.	27,400	437,578
Web Portals/ISP — 1.0%
Google, Inc., Class A†	4,635	2,439,957
Yahoo!, Inc.†	5,300	109,498
		2,549,455

Wireless Equipment — 0.3%
Nokia Oyj ADR	10,200	249,900
QUALCOMM, Inc.	12,400	550,188
		800,088
X-Ray Equipment — 0.6%
Hologic, Inc.†	76,700	1,672,060
Total Common Stock (cost $118,344,605)		141,218,644
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	2,400	39,840
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	15,471
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	2,000	46,500
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	2,800	49,868
Total Preferred Stock (cost $198,966)		151,679
ASSET BACKED SECURITIES — 8.5%
Diversified Financial Services — 8.5%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$825,000	809,048
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	71,564	69,032
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	440,000	436,642
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	108,958	108,469
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	280,120	275,729
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(3)	6,982	6,985
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	265,000	260,223
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	80,000	76,028
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	38,000	34,427
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(3)	1,000,000	930,767
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(4)(5)	103,266	96,111
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(5)	102,255	82,310
Banc of America Large Loan, Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(3)(4)	110,000	91,358
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(3)	760,000	713,636
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(3)	55,000	53,362
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	375,000	346,859
Cabela’s Credit Card Master Trust, Series 2006-3A, Class A1 5.26% due 10/15/14*	550,000	554,161
Capital One Auto Finance Trust, Series 2007-B, Class A3B 2.47% due 04/15/12(1)	30,000	28,685
Capital One Auto Finance Trust,
Series 2006-C, Class A3B 2.48% due 07/15/11(1)	57,746	55,997
Capital One Auto Finance Trust, Series 2006-A, Class A4 2.48% due 12/15/12(1)	350,000	325,461
Capital One Auto Finance Trust, Series 2006-C, Class A4 2.50% due 05/15/13(1)	150,000	133,152
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.51% due 10/15/12(1)	35,061	32,716
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	120,000	114,161
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	70,000	68,252
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.02% due 07/25/37(4)(5)	92,857	87,986
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(3)(4)	71,000	64,360
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	225,000	216,965
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	95,000	97,038
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.77% due 06/10/46(3)(4)	400,000	391,221
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	128,000	125,692
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	110,000	57,295

Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(5)	230,397	213,748
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	150,214	141,339
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(3)(4)	1,000,000	963,088
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	160,000	145,856
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	240,000	226,941
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(3)	23,000	22,008
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(3)(4)	20,000	19,802
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(3)	760,000	718,277
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.75% due 03/06/20*(1)(3)(6)	155,000	141,050
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	500,000	489,646
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(4)(5)	81,908	75,526
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.43% due 04/25/35(4)(5)	150,092	145,109
Hertz Vehicle Financing LLC, Series 2005-2A, Class A1 2.62% due 02/25/10*(1)	180,000	177,654
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 2.73% due 11/25/11*(1)	70,000	64,001
Impac CMB Trust, Series 2005-4, Class 1A1A 2.75% due 05/25/35(1)(5)	211,783	170,817
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	450,000	446,433
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	110,000	99,214
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	35,000	32,553
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(3)(4)	930,000	913,524
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(3)	475,000	459,117
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(3)(4)	150,000	122,284
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(3)(4)	116,000	111,958
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	55,000	57,638
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	650,000	648,583
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	285,000	268,677
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(3)	210,000	214,093
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1
4.52% due 12/25/34(4)(5)	215,433	210,726
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	725,000	689,386
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	1,100,000	1,100,483
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	1,010,000	954,054
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/18(3)(4)	500,000	493,015
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	149,147	152,609
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	175,000	179,194
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	206,365	189,188
MortgageIT Trust, Series 2005-4, Class A1 2.76% due 10/25/35(1)(5)	475,765	356,902
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	80,000	70,400
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	760,000	796,251
Providian Master Note Trust, Series 2006-B1A, Class B1 5.35% due 03/15/13*	290,000	277,826
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	182,322	167,128

Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.12% due 10/15/12(1)	154,988	146,896
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(4)(5)	269,558	258,514
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(4)(5)	351,804	337,201
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	88,606	86,488
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	765,000	757,446
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 2.49% due 10/15/13*(1)	140,000	131,331
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(4)(5)	449,009	429,051
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.55% due 01/25/35(4)(5)	530,591	491,026
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(4)(5)	136,611	132,013
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	56,883	54,348
Total Asset Backed Securities (cost $23,193,195)		22,294,540
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $5,000)	5,000	4,300
CORPORATE BONDS & NOTES — 11.5%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	28,000	27,832
United Technologies Corp. Notes 6.13% due 07/15/38	10,000	10,045
		37,877
Agricultural Chemicals — 0.0%
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	10,000	9,625
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,900
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	15,000	15,675
		30,200
Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12*	225,000	226,735
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	120,704	110,444
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	17,400
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	300,000	297,750
Continental Airlines, Inc. Series 2003-CB6, Class A2 6.65% due 03/15/19	43,380	39,476
Continental Airlines, Inc.
Pass Through Certs.
Class B
6.90% due 04/19/22	60,000	45,600
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	12,489	11,240
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	250,583	237,646
		759,556
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Debentures 6.38% due 02/01/29	20,000	10,500
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	11,650
		22,150
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	16,000	16,181
Banks-Commercial — 0.2%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	9,000	8,937
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	20,000	16,358
Credit Suisse New York Senior Notes 5.00% due 05/15/13	36,000	35,034
First Maryland Capital II 3.72% due 02/01/27(1)	28,000	18,887
HSBC Bank USA NA Sub. Notes 7.00% due 01/15/39	20,000	20,177
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	13,700

KeyBank NA Sub. Notes 7.41% due 10/15/27	15,000	13,967
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	25,000	24,317
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,212
Sovereign Bank Sub. Notes 8.75% due 05/30/18	345,000	329,035
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	28,458
US Bank NA Notes 3.90% due 08/15/08	4,000	4,001
		528,083
Banks-Fiduciary — 0.0%
State Street Capital Trust IV 3.78% due 06/15/37(1)	30,000	23,032
Banks-Super Regional — 0.5%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	80,000	77,205
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	130,000	125,029
Bank of America Corp. Senior Notes 5.38% due 09/11/12	90,000	90,170
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	182,927
Bank of America Corp. Senior Notes 6.00% due 09/01/17	100,000	96,351
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	24,333
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	20,000	17,631
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	260,000	257,615
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	17,000	13,772
Huntington Capital Trust I 3.60% due 02/01/27(1)	20,000	12,300
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	25,000	25,227
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(1)(9)	15,000	11,608
Wachovia Capital Trust III 5.80% due 03/15/42(1)	265,000	180,200
Wachovia Corp. Notes 5.50% due 05/01/13	20,000	19,142
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	30,000	30,168
		1,163,678
Broadcast Services/Program — 0.3%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	250,000	256,437
Liberty Media LLC Senior Notes 7.75% due 07/15/09	230,000	231,389
Liberty Media LLC Bonds 7.88% due 07/15/09	20,000	20,195
Nexstar Finance, Inc. Senior Sub. Notes
7.00% due 01/15/14	10,000	8,700
Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	128,959
		645,680
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	15,000	14,719
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	55,000	44,550
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	40,000	39,400
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	145,000	142,825
		241,494
Cable TV — 0.3%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	170,000	187,130
CCH I Holdings LLC/CCH I Holdings Capital Corp. Company Guar. Notes 11.00% due 10/01/15	12,000	8,820
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	21,000	20,318
CCH II LLC/CCH II Capital Corp. Senior Notes Series B 10.25% due 09/15/10	4,000	3,860
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	27,000	26,433
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	115,316
COX Communications, Inc. Notes 5.88% due 12/01/16*	100,000	96,430
COX Communications, Inc. Bonds 6.95% due 06/01/38*	7,000	6,845
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	245,000	243,493
		708,645

Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	130,000	116,188
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	25,000	20,250
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	115,000	111,246
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	9,950
		257,634
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	10,000	9,100
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(1)	15,000	14,475
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	250,000	266,164
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	10,432
Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(1)	5,000	5,013
		296,084
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	9,019
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	26,000	26,293
		35,312
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	175,000	163,057
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	13,725
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	35,000	26,075
		202,857
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	230,000	230,575
Commercial Services-Finance — 0.1%
Credit Suisse/New York NY Sub. Notes 6.00% due 02/15/18	195,000	187,769
The Western Union Co. Senior Notes 5.40% due 11/17/11	49,000	48,733
		236,502
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	9,150
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	205,000	225,241
		234,391
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	10,000	9,821
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	5,000	4,900
Containers-Paper/Plastic — 0.0%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	10,000	8,725
Pactiv Corp. Bonds 7.95% due 12/15/25	55,000	57,222
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	50,000	40,000
		105,947
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	10,000	9,955
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	8,800
Diversified Financial Services — 0.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	20,000	19,674
Citigroup Capital XXI 8.30% due 12/21/57(1)	215,000	203,031
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	30,000	30,737
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	39,000	35,344
		288,786
Diversified Manufacturing Operations — 0.1%
Cooper US, Inc. Senior Notes 5.45% due 04/01/15	15,000	15,103

General Electric Co. Senior Notes 5.25% due 12/06/17	304,000	292,245
		307,348
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	229,000	161,539
Electric-Generation — 0.0%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	33,000	33,397
The AES Corp. Senior Notes 8.00% due 10/15/17	25,000	24,500
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	25,875
		83,772
Electric-Integrated — 0.6%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	17,000	17,210
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	81,000	79,110
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	205,000	200,116
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	34,000	31,119
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	12,000	12,100
DTE Energy Co. Senior Notes 7.05% due 06/01/11	25,000	25,901
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	30,000	30,043
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	20,000	19,514
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	43,995
Exelon Corp. Senior Notes 6.75% due 05/01/11	16,000	16,437
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	22,020	22,595
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	9,000	9,141
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	31,581	31,924
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	10,325
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,840
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	14,000	12,416
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	390,000	404,436
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	23,000	22,229
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,277
PSEG Power LLC Company Guar. Notes
5.00% due 04/01/14	22,000	20,914
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	15,983
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	43,000	40,923
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	36,000	35,181
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	25,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	16,000	15,130
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*	10,000	9,800
Texas Competitive Electric Holdings Co. LLC Senior Notes Series B 10.25% due 11/01/15*	15,000	14,700
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	100,000	99,909
Union Electric Co. Sec. Notes 6.40% due 06/15/17	295,000	294,431
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	20,000	20,259
		1,580,958
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	325,000	315,169
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	4,637
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	29,641
		34,278

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	32,000	31,169
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	200,000	199,912
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,350
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	140,000	127,509
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,316
GMAC LLC Senior Notes 6.88% due 09/15/11	40,000	28,743
GMAC LLC Senior Notes 6.88% due 08/28/12	188,000	128,738
		289,306
Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	375,000	258,693
CIT Group, Inc. Notes 5.85% due 09/15/16	125,000	86,246
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	30,000	29,765
		374,704
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 8.45% due 06/15/18	10,000	9,593
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	31,000	30,820
Discover Financial Services Notes 6.45% due 06/12/17	70,000	59,160
MBNA America Bank NA Senior Notes 7.13% due 11/15/12	34,000	36,280
		126,260
Finance-Investment Banker/Broker — 2.0%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	15,000	13,892
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	20,000	19,509
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	340,000	335,278
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	20,000	19,796
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	65,000	55,273
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	75,000	71,978
Citigroup, Inc. 8.40% due 04/30/18(1)(9)	11,000	10,457
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	21,000	20,601
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	565,000	549,368
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	40,000	39,875
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	95,000	92,543
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	10,000	9,275
JP Morgan Chase & Co. 7.90% due 04/30/18(1)(9)	25,000	23,441
Lazard Group LLC Senior Notes 6.85% due 06/15/17	470,000	414,536
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	10,000	9,031
Lehman Brothers Holdings, Inc. Notes 5.63% due 01/24/13	70,000	66,255
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	210,000	200,438
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17	30,000	28,183
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	70,000	60,256
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	305,000	282,005
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38	15,000	13,914
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	22,000	23,382
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	175,000	165,060
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	17,000	16,638
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	205,000	162,812
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	215,000	199,226

Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	100,000	95,173
Morgan Stanley Sub. Notes 4.75% due 04/01/14	440,000	400,941
Morgan Stanley Senior Notes 5.38% due 10/15/15	12,000	10,979
Morgan Stanley Senior Notes 5.75% due 08/31/12	255,000	252,979
Morgan Stanley Senior Notes 6.00% due 04/28/15	15,000	14,340
Morgan Stanley Senior Notes 6.60% due 04/01/12	15,000	15,251
Morgan Stanley Senior Notes 6.63% due 04/01/18	112,000	106,123
Schwab Capital Trust I 7.50% due 11/15/37(1)	166,000	150,242
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	2,000	1,975
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	125,000	122,817
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	29,000	28,026
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	225,000	233,949
The Bear Stearns Cos., Inc. Senior Notes 7.63% due 12/07/09	15,000	15,506
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	95,000	94,762
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	107,774
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	98,856
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	130,000	115,921
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	376,000	343,944
		5,112,580
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	40,000	37,225
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	10,000	9,104
		46,329
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	160,000	145,399
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	15,000	15,134
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	110,000	112,375
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	11,000	11,014
Kraft Foods, Inc. Sub. Notes 6.88% due 01/26/39	19,000	18,439
		156,962
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	23,688
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	10,000	7,925
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	210,598
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(2)	6,000	4,410
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	10,000	9,431
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	83,891
		93,322
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	23,531
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	19,866
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,101
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	8,600
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	355,000	313,694
		352,261

Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	19,000	19,233
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	19,000	18,841
Lincoln National Corp. Senior Notes 6.30% due 10/09/37	10,000	9,391
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,284
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	29,375
Prudential Financial, Inc. Jr. Sub. Notes 8.88% due 06/15/38(1)	10,000	9,997
		105,121
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. Jr. Sub. Debentures 8.13% due 06/15/38(1)	275,000	267,645
MetLife Capital Trust X Debentures 9.25% due 04/08/38*(1)	30,000	32,304
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	57,338
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	34,349
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	184,432
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	195,000	175,436
		751,504
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 10.75% due 06/15/58*(1)	15,000	14,363
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	370,000	313,933
		328,296
Insurance-Property/Casualty — 0.4%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	230,000	250,249
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	24,000	23,113
Chubb Corp. Senior Notes 6.50% due 05/15/38	9,000	8,600
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	430,000	306,790
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	175,000	186,632
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	107,996
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	14,000	13,014
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	201,475
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	3,000	2,520
		1,100,389
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC
Company Guar. Notes
6.88% due 06/01/18	30,000	29,674
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.
Senior Notes
5.35% due 11/15/10	19,000	19,062
Eaton Vance Corp.
Senior Notes
6.50% due 10/02/17	390,000	393,438
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	405,000	388,701
		801,201
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	155,000	150,676
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 11.63% due 10/15/17	25,000	26,500
Johnson & Johnson Senior Notes 5.85% due 07/15/38	29,000	29,494
LVB Acquisition Merger Sub, Inc. Notes 10.38% due 10/15/17	15,000	15,900
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	15,000	15,000
		86,894
Medical-Drugs — 0.0%
American Home Products Corp. Notes 6.95% due 03/15/11	17,000	17,996
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	12,000	11,912
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	19,000	18,556
Wyeth Bonds 5.50% due 02/01/14	25,000	25,202
		73,666

Medical-HMO — 0.1%
Cigna Corp. Senior Notes 6.35% due 03/15/18	15,000	15,009
Humana, Inc. Bonds 8.15% due 06/15/38	10,000	10,077
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	10,000	9,954
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	195,000	188,630
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	14,000	13,248
WellPoint, Inc. Notes 5.00% due 01/15/11	6,000	5,930
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	10,000	8,646
		251,494
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	25,000	25,156
HCA, Inc. Senior Notes 6.25% due 02/15/13	30,000	26,025
HCA, Inc. Senior Notes 9.13% due 11/15/14	10,000	10,225
HCA, Inc. Senior Notes 9.25% due 11/15/16	40,000	41,200
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	15,000	15,150
		117,756
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	320,000	312,586
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	21,000	20,954
		333,540
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	22,020
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	28,000	28,031
Alcoa, Inc. Bonds 6.50% due 06/15/18	19,000	19,207
		47,238
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	20,000	21,100
Multimedia — 0.3%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	90,000	91,372
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	47,435
News America, Inc. Debentures 7.28% due 06/30/28	105,000	107,909
News America, Inc.
Company Guar. Bonds
7.30% due 04/30/28	15,000	15,430
Time Warner Cos., Inc.
Company Guar. Notes
7.25% due 10/15/17	24,000	24,437
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	135,000	145,477
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	33,000	35,714
Time Warner, Inc. Bonds 6.63% due 05/15/29	300,000	272,993
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	57,529
Viacom, Inc. Senior Notes 6.25% due 04/30/16	97,000	93,690
		891,986
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	16,000	16,417
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	10,025
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	58,000	57,082
Xerox Corp. Senior Notes 5.50% due 05/15/12	200,000	197,688
		264,795
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	50,000
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	30,000	27,000
		77,000
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	15,000	17,204

Phillips Petroleum Co. Debentures 7.00% due 03/30/29	51,000	55,264
		72,468
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	20,000	19,973
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	54,000	54,823
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	14,000	12,836
		67,659
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	4,838
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	12,600
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	10,000	9,400
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,700
International Paper Co. Notes 7.40% due 06/15/14	150,000	149,711
		176,411
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	15,000	14,888
Pipelines — 0.3%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	45,000	47,448
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	45,000	45,225
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,367
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	10,000	9,850
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	450,000	456,867
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	19,000	17,997
Rockies Express Pipeline LLC Senior Notes 7.50% due 07/15/38*	20,000	20,286
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	26,500
		639,540
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	235,000	240,898
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	5,000	4,938
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	15,000	10,950
		15,888
Radio — 0.1%
Chancellor Media Corp.
Company Guar. Notes
8.00% due 11/01/08	257,000	260,819
Real Estate Investment Trusts — 1.0%
Brandywine Operating Partnership LP
Senior Notes
5.70% due 05/01/17	80,000	67,978
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	197,502
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	32,635
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	265,000	256,791
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	160,000	150,102
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	190,000	173,775
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	210,000	187,193
Kimco Realty Corp. Notes 5.58% due 11/23/15	290,000	264,930
Liberty Property LP Senior Notes 5.63% due 10/01/17	55,000	51,424
Liberty Property LP Senior Notes 7.25% due 03/15/11	145,000	147,729
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	193,174
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	20,000	19,388
Realty Income Corp. Senior Notes 6.75% due 08/15/19	280,000	263,717
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	7,641

Simon Property Group LP Notes 5.30% due 05/30/13	255,000	250,876
Simon Property Group LP Senior Notes 6.13% due 05/30/18	10,000	9,728
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	262,388
		2,536,971
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	320,000	323,093
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	405,000	354,586
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	100,265
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	130,000	118,617
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	37,022
		610,490
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	7,963
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	260,000	216,263
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	8,000
		224,263
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	7,000
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	18,000	17,686
Retail-Drug Store — 0.1%
CVS Corp. Senior Notes 6.13% due 08/15/16	16,000	16,136
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	138,912	133,511
		149,647
Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	200,000	185,597
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	15,000	12,975
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 4.86% due 06/20/13(1)	16,000	12,906
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	40,821
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	33,000	26,400
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	25,000	21,750
Western Financial Bank
Senior Debentures
9.63% due 05/15/12	39,000	40,584
		142,461
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	24,000	23,005
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	8,600
Farmers Exchange Capital Notes 7.05% due 07/15/28*	370,000	338,217
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	9,000	9,000
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(1)	15,000	12,450
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	16,000	13,532
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,639
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	15,000	11,100
The Goldman Sachs Capital III 3.45% due 09/01/12(1)(9)	43,000	30,505
		467,048
Steel-Producers — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	40,000	40,553
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	20,000	18,545
Ryerson, Inc. Senior Sec. Notes 10.25% due 11/01/14*(1)	10,000	9,400
United States Steel Corp. Senior Notes 7.00% due 02/01/18	15,000	14,967
		83,465

Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	53,000	49,580
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	15,000	14,700
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	19,250
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	230,000	247,084
		330,614
Telephone-Integrated — 0.5%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	290,000	253,416
AT&T Corp. Senior Notes 7.30% due 11/15/11	21,000	22,367
AT&T, Inc. Senior Notes 5.50% due 02/01/18	225,000	218,027
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	51,498
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	30,000	30,273
SBC Communications, Inc. Notes 5.10% due 09/15/14	230,000	225,462
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	100,000	98,250
Verizon Communications, Inc. Notes 6.40% due 02/15/38	115,000	107,050
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	147,000	145,276
Verizon New York, Inc. Debentures 6.88% due 04/01/12	32,000	33,373
		1,184,992
Television — 0.1%
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	14,592
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	140,000	146,316
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	80,000	77,517
Paxson Communications Corp. Senior Notes 5.96% due 01/15/12*(1)	10,000	8,500
Paxson Communications Corp. Senior Sec. Notes 8.96% due 01/15/13*(1)	15,000	9,675
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	2,800
		259,400
Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	195,000	189,533
Philip Morris International, Inc. Notes 6.38% due 05/16/38	170,000	165,669
		355,202
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	10,000	8,150
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	74,266
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	23,635	22,099
		96,365
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	15,000	15,051
CSX Corp. Senior Notes 6.25% due 03/15/18	20,000	19,253
		34,304
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	25,000	24,000
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 7.31% due 09/01/14(1)	9,000	7,200
Total Corporate Bonds & Notes (cost $31,767,052)		30,087,373
FOREIGN CORPORATE BONDS & NOTES — 2.8%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	166,955	175,243
Banks-Commercial — 0.5%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(1)(9)	30,000	25,576
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.37% due 12/30/09(1)(9)	23,000	14,030

Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	5,000	4,164
HBOS PLC Sub. Notes 5.92% due 10/01/15*(1)(9)	15,000	10,683
HBOS PLC Sub. Notes 6.75% due 05/21/18*	160,000	153,019
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	250,000	235,430
NIB Capital Bank Bonds 5.82% due 12/11/13*(1)(9)	23,000	11,871
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	353,604
Russian Agricultural Bank Bonds 7.18% due 05/16/13	250,000	249,445
VTB Capital SA Senior Notes 6.25% due 07/02/35*	325,000	302,250
		1,360,072
Banks-Money Center — 0.2%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	560,000	570,641
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	35,000	35,070
		605,711
Beverages-Wine/Spirits — 0.0%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	46,000	45,181
Brewery — 0.3%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	110,000	124,300
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	210,000	239,925
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	10,000	9,439
SABMiller PLC Notes 6.50% due 07/01/16*	270,000	278,818
		652,482
Broadcast Services/Program — 0.0%
Grupo Televisa SA Notes 6.00% due 05/15/18*	9,000	8,752
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	25,000	24,077
Vodafone Airtouch PLC Senior Notes 7.75% due 02/15/10	10,000	10,450
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	20,000	19,457
		53,984
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	25,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	17,700
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	10,250
Tyco International Group SA
Company Guar. Notes 6.00% due 11/15/13	30,000	28,947
		39,197
Diversified Minerals — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	22,000	22,067
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	30,000	30,882
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	320,000	324,249
		355,131
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	315,000	292,282
Electric-Integrated — 0.2%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	24,796
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	205,000	206,717
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	225,000	229,672
TransAlta Corp. Senior Notes 6.65% due 05/15/18	12,000	11,763
		472,948
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	33,000	33,288
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	25,000	22,111

Insurance-Multi-line — 0.1%
Aegon NV Sub. Bonds 4.21% due 07/15/14(1)(9)	33,000	19,833
AXA SA Sub. Notes 8.60% due 12/15/30	265,000	285,422
		305,255
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	200,000	195,693
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	14,000	13,467
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	20,000	14,800
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	15,000	15,375
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	20,000	19,400
		49,575
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	97,418
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	11,000	11,044
Oil Companies-Exploration & Production — 0.0%
EnCana Corp. Sub. Notes 6.50% due 02/01/38	10,000	9,892
Oil Companies-Integrated — 0.0%
Petro-Canada Senior Notes 6.80% due 05/15/38	23,000	22,529
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	10,000	10,203
		32,732
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	15,000	8,850
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14	57,000	56,636
Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	30,000	29,441
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	30,000	30,215
Special Purpose Entities — 0.3%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	40,000	22,000
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	154,596	153,483
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	485,000	509,512
		684,995
Steel-Producers — 0.1%
ArcelorMittal Notes 6.13% due 06/01/18*	195,000	190,565
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 10/20/17*	185,000	185,864
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	33,000	35,431
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	25,000	24,750
Telephone-Integrated — 0.4%
British Telecom PLC Senior Notes 5.15% due 01/15/13	225,000	219,360
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	210,000	222,157
France Telecom SA Bonds 7.75% due 03/01/11	200,000	211,808
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	310,000	316,114
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/38	16,000	16,258
		985,697
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	344,000	293,923
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	30,000	31,199
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38	20,000	20,230
Total Foreign Corporate Bonds & Notes (cost $7,725,653)		7,449,021

FOREIGN GOVERNMENT AGENCIES — 0.9%
Sovereign — 0.9%
Brazil Nota do Tesouro Nacional Bonds 10.00% due 01/01/17	BRL	2,100,000	1,020,553
Federal Republic of Brazil Bonds 6.00% due 08/15/10(10)	BRL	920,000	973,309
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	22,210
Federal Republic of Brazil Bonds 10.50% due 07/14/14		30,000	37,950
Province of Quebec Debentures 7.50% due 09/15/29		34,000	43,438
Republic of Argentina Bonds 3.09% due 08/03/12(1)		45,000	24,210
Republic of Argentina Notes 8.28% due 12/31/33		24,231	18,512
Republic of Turkey Senior Notes 11.88% due 01/15/30		60,000	84,300
Republic of Venezuela Notes 8.50% due 10/08/14		15,000	14,138
Republic of Venezuela Bonds 9.25% due 09/15/27		60,000	56,310
Russian Federation Bonds 7.50% due 03/31/30*(2)		17,730	19,900
Total Foreign Government Agencies (cost $2,311,165)			2,314,830
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 4.86% due 12/15/13(12)(13) (cost $197,000)		197,000	159,447
MUNICIPAL BONDS & NOTES — 0.1%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue Revenue Bonds 6.30% due 07/01/08		100,000	100,008
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17		100,000	113,246
Total Fixed Income Bond Funds (cost $202,658)			213,254
U.S. GOVERNMENT AGENCIES — 27.2%
Federal Home Loan Bank — 0.0%
4.50% due 09/08/08		60,000	60,211
Federal Home Loan Mtg. Corp. — 6.1%
4.13% due 07/12/10		54,000	54,950
5.00% due 05/01/20		1,123,422	1,115,183
5.00% due 05/01/21		231,447	229,750
5.00% due 05/01/34		192,330	185,242
5.00% due 06/01/34		28,418	27,370
5.00% due 07/01/35		268,026	257,729
5.00% due 08/01/35		198,642	191,011
5.00% due 10/01/35		239,068	229,883
5.00% due 12/01/35		353,204	339,634
5.00% due 01/01/36		435,473	418,743
5.00% due 04/01/36		3,529,590	3,393,990
5.00% due 07/01/36		153,019	146,949
5.50% due 07/01/34		72,671	71,865
5.50% due 07/01/35		136,902	135,254
5.50% due 04/01/37		208,381	205,483
5.50% due 05/01/37		105,075	103,614
5.50% due 08/01/37		1,821,005	1,795,682
5.50% due 10/01/37		243,096	239,716
5.50% due July TBA		4,700,000	4,629,500
5.79% due 01/01/37(1)		63,043	64,086
5.81% due 01/01/37(1)		91,368	92,064
5.96% due 10/01/36(1)		165,129	167,657
6.00% due 08/01/26		353,928	360,161
6.00% due 12/01/33		94,228	95,817
6.00% due 12/01/36		73,079	73,922
6.00% due 11/01/37		182,797	184,850
6.50% due 05/01/16		7,520	7,825
6.50% due 05/01/29		10,324	10,756
6.50% due 03/01/36		50,634	52,263
6.50% due 05/01/36		1,511	1,560
6.88% due 09/15/10		37,000	39,765
7.00% due 04/01/32		18,179	19,197
7.50% due 08/01/23		758	820
7.50% due 08/01/25		2,445	2,647
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(5)		119,173	115,813
Series 2586, Class NK
3.50% due 08/15/16(5)		49,423	48,890
Series 3026, Class PC
4.50% due 01/15/34(5)		150,000	143,264
Series 3116, Class PD
5.00% due 10/15/34(5)		150,000	144,656
Series 3102, Class PG
5.00% due 11/15/28(5)		78,000	78,817
Series 3317, Class PD
5.00% due 09/15/31(5)		100,000	99,834
Series 3312, Class LB
5.50% due 11/15/25(5)		250,000	247,736
Series 3349, Class HB
5.50% due 06/15/31(5)		87,000	88,109
Series 1577, Class PK
6.50% due 09/15/23(5)		40,000	42,419
Series 1226, Class Z
7.75% due 03/15/22(5)		2,890	3,030
			15,957,506
Federal National Mtg. Assoc. — 20.8%
4.56% due 01/01/15		629,592	612,595
4.75% due 12/15/10		21,000	21,665
4.85% due 11/01/15		626,627	629,162
5.00% due 03/01/18		32,162	32,121
5.00% due 06/01/19		12,787	12,739
5.00% due 02/01/20		59,634	59,410
5.00% due 04/01/20		624,795	620,883
5.00% due 05/01/35		24,837	23,890
5.00% due 09/01/35		749,521	720,960
5.00% due 10/01/35		2,942,748	2,830,613
5.00% due 12/01/36		4,099,713	3,943,491

5.00% due 01/01/37	231,352	221,981
5.00% due 07/01/37	149,920	143,848
5.00% due July TBA	5,725,000	5,487,058
5.50% due 03/01/18	60,069	60,951
5.50% due 05/01/20	257,563	260,538
5.50% due 06/01/20	377,217	381,574
5.50% due 05/01/21	464,157	468,068
5.50% due 11/01/22	1,728,413	1,742,070
5.50% due 12/01/33	187,291	185,707
5.50% due 06/01/34	55,903	55,325
5.50% due 06/01/35	4,586,194	4,534,510
5.50% due 09/01/35	61,041	60,353
5.50% due 12/01/35	126,389	124,965
5.50% due 02/01/36	56,216	57,179
5.50% due 06/01/36	856,155	849,450
5.50% due 11/01/36	79,558	78,562
5.50% due 12/01/36	65,848	65,024
5.50% due 05/01/37	1,817,693	1,793,981
5.50% due 07/01/37	950,976	938,571
5.50% due 08/01/37	2,625,251	2,591,006
5.50% due July TBA	9,230,000	9,097,319
5.92% due 10/01/11	435,814	448,893
6.00% due 06/01/17	29,581	30,426
6.00% due 06/01/21	1,055,611	1,083,453
6.00% due 12/01/33	86,964	88,239
6.00% due 05/01/34	63,253	64,062
6.00% due 07/01/34	19,844	20,116
6.00% due 10/01/36	107,161	108,264
6.00% due 04/01/38	21,691	21,907
6.00% due July TBA	2,865,000	2,936,625
6.06% due 09/01/11	210,878	218,535
6.38% due 08/01/11	277,199	289,085
6.50% due 09/01/32	77,457	80,409
6.50% due 07/01/36	43,200	44,536
6.50% due July TBA	9,275,000	9,547,453
7.00% due 06/01/37	554,048	581,384
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE
5.00% due 11/25/30(5)	95,000	94,966
		54,363,922
Government National Mtg. Assoc. — 0.3%
4.50% due 09/15/35	440,263	410,812
4.50% due 10/15/35	206,766	192,935
6.00% due 11/15/28	142,392	145,468
7.00% due 07/15/33	44,809	47,684
7.50% due 01/15/32	14,912	16,038
8.00% due 02/15/31	3,279	3,592
8.50% due 11/15/17	2,720	2,967
9.00% due 11/15/21	859	942
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB
7.50% due 09/16/35(5)	3,755	4,045
Series 2005-74, Class HC
7.50% due 09/16/35(5)	22,551	24,167
		848,650
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	21,111	21,417
Total U.S. Government Agencies (cost $70,912,548)		71,251,706
U.S. GOVERNMENT TREASURIES — 0.6%
United States Treasury Bonds — 0.0%
5.00% due 05/15/37	31,000	33,315
6.25% due 08/15/23	19,000	22,606
		55,921
United States Treasury Notes — 0.6%
3.38% due 06/30/13	19,000	19,034
3.63% due 01/15/10	18,000	18,340
3.88% due 05/15/10	850,000	870,851
3.88% due 07/15/10	11,000	11,277
3.88% due 05/15/18	8,000	7,950
4.25% due 11/15/17	225,000	229,834
4.50% due 02/28/11	403,000	420,128
4.50% due 02/15/16	16,000	16,831
5.13% due 05/15/16	10,000	10,903
		1,605,148
Total U.S. Government Treasuries (cost $1,653,481)		1,661,069
Total Long-Term Investment Securities (cost $256,511,323)		276,805,863
SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 1.85% due 07/01/08 (cost $1,300,000)	1,300,000	1,300,000
REPURCHASE AGREEMENTS — 3.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $601,006 and collateralized by $600,000 of Federal Home Loan Bank Bonds, bearing interest at 4.50%, due 09/16/13 and having an approximate value of $615,000	601,000	601,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $668,006 and collateralized by $665,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.30%, due 02/26/27 and having an approximate value of $681,625	668,000	668,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)	6,405,000	6,405,000
UBS Securities LLC Joint Repurchase Agreement(14)	2,175,000	2,175,000
Total Repurchase Agreements (cost $9,849,000)		9,849,000
TOTAL INVESTMENTS (cost $267,660,323) (15)	109.8%	287,954,863
Liabilities in excess of other assets	(9.8)	(25,780,124)
NET ASSETS	100.0%	$262,174,739

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $9,437,329 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security; see Note 1
(7)	Illiquid security

(8)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of June 30, 2008, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc. 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$4,300	$86.00	0.00%
Southern Energy, Inc. 7.90% due 7/15/09	01/10/2006	25,000	0	0	0.00	0.00%
				$4,300		0.00%

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Brazilian inflation linked security. Income is linked to Brazil’s IPCA Consumer Price Index.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium.  These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.  Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(13)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
NY SHRS	— New York Shares
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of June 30, 2008	Unrealized Appreciation (Depreciation)
54	Long	U. S. Treasury 2 YR Notes	September 2008	$11,326,474	$11,404,969	$78,495
128	Long	U. S. Treasury 5 YR Notes	September 2008	14,025,992	14,151,000	125,008
258	Short	U. S. Treasury 10 YR Notes	September 2008	29,030,827	29,391,844	(361,017)
18	Short	U. S. Treasury Bonds	September 2008	2,045,971	2,080,688	(34,717)
34	Long	Euro-Bund	September 2008	5,997,163	5,923,091	(74,072)
18	Long	Long Gilt	September 2008	3,809,822	3,739,532	(70,290)
						$(336,593)

Open Forward Foreign Currency Contracts

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Appreciation
	CLP	245,000,000	USD	473,201	09/30/2008	$9,713
	NZD	1,200,000	USD	904,434	09/17/2008	1,468
*	USD	2,319,643	BRL	3,897,000	09/17/2008	32,609
	USD	468,473	IDR	4,366,640,000	07/18/2008	3,660
	USD	835,172	MYR	2,726,000	09/17/2008	124
	USD	278,152	MYR	909,000	09/17/2008	382
						47,956

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Depreciation
*	BRL	5,643,000	USD	3,364,937	09/17/2008	$(41,210)
	GBP	423,000	USD	824,364	09/17/2008	(13,162)
	GBP	424,000	USD	825,443	09/17/2008	(14,063)
	GBP	362,000	USD	702,515	09/17/2008	(14,233)
	NZD	920,000	USD	686,375	09/17/2008	(5,899)
	USD	278,357	MYR	908,000	09/17/2008	(129)
						(88,696)
Net Unrealized Appreciation (Depreciation)						$(40,740)

*

Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real
CLP — Chilean Peso
GBP — Pound Sterling
IDR — Indonesian Rupiah
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
USD — United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/Principal Amount(11)	Market Value (Note 1)
COMMON STOCK — 30.6%
Aerospace/Defense — 0.4%
Boeing Co.	1,800	118,296
General Dynamics Corp.	1,400	117,880
Lockheed Martin Corp.	2,900	286,114
Raytheon Co.	5,400	303,912
		826,202
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	5,600	345,520
Agricultural Chemicals — 2.9%
Monsanto Co.	18,700	2,364,428
Potash Corp. of Saskatchewan, Inc.	13,300	3,039,981
Syngenta AG	1,110	361,018
		5,765,427
Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	11,000	371,250
Bunge, Ltd.	10,110	1,088,746
		1,459,996
Apparel Manufacturers — 0.1%
Coach, Inc.†	5,000	144,400
Polo Ralph Lauren Corp.	900	56,502
		200,902
Applications Software — 0.2%
Microsoft Corp.	16,300	448,413
Audio/Video Products — 0.3%
Sony Corp. ADR	11,815	516,788
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	2,100	32,193
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	9,315	352,386
Banks-Super Regional — 0.6%
Bank of America Corp.	7,800	186,186
PNC Financial Services Group, Inc.	6,000	342,600
SunTrust Banks, Inc.	1,800	65,196
US Bancorp	7,800	217,542
Wachovia Corp.	2,000	31,060
Wells Fargo & Co.	12,200	289,750
		1,132,334
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	5,200	330,668
The Coca-Cola Co.	7,400	384,652
		715,320
Beverages-Wine/Spirits — 0.0%
Diageo PLC ADR	900	66,483
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	2,400	149,088
Cable TV — 0.0%
Comcast Corp., Special Class A	3,500	65,660
Casino Hotel — 0.1%
Boyd Gaming Corp.	16,250	204,100
Commercial Services-Finance — 0.1%
The Western Union Co.	4,200	103,824
Computers — 3.9%
Apple, Inc.†	21,740	3,640,146
Hewlett-Packard Co.	8,900	393,469
International Business Machines Corp.	3,600	426,708
Research In Motion, Ltd.†	30,025	3,509,922
		7,970,245
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	5,300	366,230
Procter & Gamble Co.	14,100	857,421
		1,223,651
Cruise Lines — 0.1%
Carnival Corp.	2,900	95,584
Royal Caribbean Cruises, Ltd.	1,700	38,199
		133,783
Diversified Manufacturing Operations — 0.3%
General Electric Co.	13,300	354,977
Honeywell International, Inc.	3,400	170,952
		525,929
Diversified Minerals — 0.8%
Cia Vale do Rio Doce ADR	45,375	1,625,333
Electric Products-Misc. — 0.1%
Emerson Electric Co.	5,300	262,085
Electric-Integrated — 0.6%
Dominion Resources, Inc.	7,200	341,928
FPL Group, Inc.	4,200	275,436
Northeast Utilities	6,900	176,157
PG&E Corp.	7,200	285,768
Progress Energy, Inc.	5,200	217,516
		1,296,805
Electronic Components-Semiconductors — 0.2%
Intel Corp.	17,500	375,900
NVIDIA Corp.†	250	4,680
Texas Instruments, Inc.	3,600	101,376
		481,956
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,300	169,377
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	2,000	71,080
Engineering/R&D Services — 1.0%
ABB, Ltd.†	70,839	2,015,155
Enterprise Software/Service — 0.7%
Oracle Corp.†	65,050	1,366,050
Entertainment Software — 0.5%
Activision Blizzard, Inc.†	15,500	528,085
Electronic Arts, Inc.†	13,100	582,033
		1,110,118
Finance-Investment Banker/Broker — 1.3%
Citigroup, Inc.	6,200	103,912
JP Morgan Chase & Co.	11,500	394,565
Lehman Brothers Holdings, Inc.	27,135	537,544
Merrill Lynch & Co., Inc.	5,100	161,721
Morgan Stanley	3,800	137,066
The Goldman Sachs Group, Inc.	7,570	1,323,993
		2,658,801
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	8,800	171,688
Finance-Other Services — 0.2%
CME Group, Inc.	1,230	471,324
Food-Confectionery — 0.2%
WM Wrigley Jr. Co.	4,900	381,122
Food-Misc. — 0.3%
Campbell Soup Co.	2,900	97,034
Kellogg Co.	4,600	220,892
Kraft Foods, Inc., Class A	12,200	347,090
		665,016
Food-Retail — 0.1%
The Kroger Co.	4,900	141,463

Independent Power Producer — 0.0%
Mirant Corp.†	62	2,427
Industrial Gases — 0.2%
Praxair, Inc.	4,800	452,352
Insurance Broker — 0.2%
AON Corp.	8,700	399,678
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,800	107,532
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	1,800	116,226
MetLife, Inc.	2,400	126,648
		242,874
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	2,790
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	9,465	329,287
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,400	103,348
Medical Instruments — 0.2%
Medtronic, Inc.	3,000	155,250
St. Jude Medical, Inc.†	6,200	253,456
		408,706
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	3,500	169,645
Medical Products — 0.2%
Baxter International, Inc.	2,900	185,426
Johnson & Johnson	3,900	250,926
		436,352
Medical-Biomedical/Gene — 2.5%
Amgen, Inc.†	5,600	264,096
Celgene Corp.†	24,185	1,544,696
Genentech, Inc.†	5,900	447,810
Genzyme Corp.†	3,800	273,676
Gilead Sciences, Inc.†	45,990	2,435,171
		4,965,449
Medical-Drugs — 0.9%
Abbott Laboratories	5,500	291,335
Bristol-Myers Squibb Co.	4,200	86,226
Eli Lilly & Co.	4,600	212,336
Merck & Co., Inc.	8,300	312,827
Pfizer, Inc.	11,200	195,664
Roche Holding AG	2,484	447,414
Schering-Plough Corp.	9,900	194,931
		1,740,733
Medical-Generic Drugs — 0.0%
Mylan, Inc.†	700	8,449
Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	8,600	828,782
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	670	78,517
Mining — 0.1%
Barrick Gold Corp.	5,500	250,250
Multimedia — 0.1%
The Walt Disney Co.	3,300	102,960
Time Warner, Inc.	5,300	78,440
		181,400
Networking Products — 0.2%
Cisco Systems, Inc.†	14,500	337,270
Oil Companies-Exploration & Production — 1.1%
Apache Corp.	4,125	573,375
EOG Resources, Inc.	5,550	728,160
Occidental Petroleum Corp.	9,215	828,060
XTO Energy, Inc.	1,475	101,052
		2,230,647
Oil Companies-Integrated — 1.9%
Chevron Corp.	5,400	535,302
ConocoPhillips	2,100	198,219
Exxon Mobil Corp.	10,200	898,926
Hess Corp.	16,880	2,130,087
Marathon Oil Corp.	800	41,496
		3,804,030
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	2,600	107,068
Oil-Field Services — 0.4%
Baker Hughes, Inc.	1,000	87,340
Schlumberger, Ltd.	5,300	569,379
Weatherford International, Ltd.†	1,600	79,344
		736,063
Optical Supplies — 0.5%
Alcon, Inc.	6,430	1,046,740
Pharmacy Services — 0.2%
Express Scripts, Inc.†	5,500	344,960
Medco Health Solutions, Inc.†	3,200	151,040
		496,000
Retail-Building Products — 0.0%
Home Depot, Inc.	3,500	81,970
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	300	12,120
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,800	190,080
Retail-Discount — 0.4%
Target Corp.	3,600	167,364
Wal-Mart Stores, Inc.	10,600	595,720
		763,084
Retail-Drug Store — 0.9%
CVS Caremark Corp.	43,265	1,711,996
Walgreen Co.	1,500	48,765
		1,760,761
Retail-Jewelry — 0.0%
Tiffany & Co.	700	28,525
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	4,600	184,184
Macy’s, Inc.	2,100	40,782
		224,966
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	900	28,746
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	11,200	258,160
Telecom Services — 0.1%
TW Telecom, Inc.†	19,160	307,135
Telecommunication Equipment — 0.0%
Harris Corp.	1,300	65,637
Nortel Networks Corp.†	512	4,209
		69,846

Telephone-Integrated — 0.4%
AT&T, Inc.	20,847	702,335
Sprint Nextel Corp.	2,900	27,550
Verizon Communications, Inc.	2,800	99,120
		829,005
Therapeutics — 0.1%
Amylin Pharmaceuticals, Inc.†	2,600	66,014
ImClone Systems, Inc.†	3,800	153,748
		219,762
Tobacco — 0.1%
Philip Morris International, Inc.	4,700	232,133
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	2,900	178,263
Web Portals/ISP — 0.7%
Google, Inc., Class A†	2,355	1,239,719
Yahoo!, Inc.†	4,500	92,970
		1,332,689
Wireless Equipment — 0.3%
Nokia Oyj ADR	8,700	213,150
QUALCOMM, Inc.	10,300	457,011
		670,161
Total Common Stock (cost $50,208,775)		61,779,412
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	5,200	86,320
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	35,239
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(2)	5,000	116,250
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	5,600	99,736
Total Preferred Stock (cost $438,867)		337,545
ASSET BACKED SECURITIES — 13.2%
Diversified Financial Services — 13.2%
AESOP Funding II LLC, Series 2003-5A, Class A2 2.86% due 12/20/09*(1)	$200,000	196,203
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	975,000	956,147
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	79,097	76,299
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	505,000	501,146
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	130,750	130,163
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	326,807	321,684
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(3)	7,541	7,544
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	325,000	319,142
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	100,000	95,035
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	72,000	65,231
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(3)	900,000	837,690
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(4)(5)	203,001	188,936
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(5)	201,867	162,491
Banc of America Large Loan, Inc.,
Series 2006-277A, Class PAA
5.10% due 10/10/45*(3)(4)	145,000	120,426
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2004-PWR6, Class A6
4.82% due 11/11/41(3)	1,000,000	938,994
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2
5.20% due 02/11/44(3)	135,000	130,979
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	455,000	420,855
Capital One Auto Finance Trust, Series 2007-B, Class A3B 2.47% due 04/15/12(1)	40,000	38,247
Capital One Auto Finance Trust, Series 2006-C, Class A3B 2.48% due 07/15/11(1)	67,371	65,330
Capital One Auto Finance Trust, Series 2006-A, Class A4 2.48% due 12/15/12(1)	410,000	381,254
Capital One Auto Finance Trust, Series 2006-C, Class A4 2.50% due 05/15/13(1)	170,000	150,906
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.51% due 10/15/12(1)	39,443	36,806
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	130,000	123,674
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	80,000	78,002

Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.02% due 07/25/37(4)(5)	184,646	174,960
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(3)(4)	115,000	104,246
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	295,000	284,465
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	182,000	185,903
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(3)(4)	700,000	684,637
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	297,000	291,644
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	260,000	135,424
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(5)	266,538	247,277
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	198,695	186,957
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(3)(4)	900,000	866,779
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	190,000	173,204
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	240,000	226,941
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(3)	45,000	43,059
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(3)(4)	20,000	19,802
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(3)	1,000,000	945,102
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.75% due 03/06/20*(1)(3)(6)	180,000	163,800
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	600,000	587,576
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(4)(5)	93,609	86,316
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.43% due 04/25/35(4)(5)	195,120	188,642
Hertz Vehicle Financing LLC, Series 2005-2A, Class A1 2.62% due 02/25/10*(1)	210,000	207,263
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 2.73% due 11/25/11*(1)	85,000	77,715
Impac CMB Trust, Series 2005-4, Class 1A1A 2.75% due 05/25/35(1)(5)	277,966	224,197
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	700,000	694,451
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	250,000	225,487
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	40,000	37,204
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(3)(4)	1,075,000	1,055,955
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(3)	550,000	531,609
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(3)(4)	175,000	142,665
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(3)(4)	220,000	212,334
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	103,000	107,940
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	450,000	449,019
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	340,000	320,527
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(4)(5)	273,434	267,460
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	650,000	618,070
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	1,300,000	1,300,571
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	1,335,000	1,261,051
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/18(3)(4)	600,000	591,618
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	168,392	172,301
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	205,000	209,913
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	230,887	211,669
MortgageIT Trust, Series 2005-4, Class A1 2.76% due 10/25/35(1)(5)	626,536	470,005

Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(3)	500,000	518,166
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	185,000	162,800
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	220,017
Providian Master Note Trust, Series 2006-B1A, Class B1 5.35% due 03/15/13*	320,000	306,567
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	428,457	392,750
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.12% due 10/15/12(1)	308,885	292,757
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(4)(5)	303,253	290,829
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(4)(5)	385,328	369,333
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	102,782	100,326
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	860,000	851,508
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 2.49% due 10/15/13*(1)	170,000	159,474
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(4)(5)	587,402	561,292
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.55% due 01/25/35(4)(5)	707,454	654,701
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(4)(5)	270,676	261,565
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	117,321	112,092
Total Asset Backed Securities (cost $27,875,872)		26,583,119
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $10,000)	10,000	8,600
CORPORATE BONDS & NOTES — 19.2%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	56,000	55,665
United Technologies Corp. Notes 6.13% due 07/15/38	26,000	26,117
		81,782
Agricultural Chemicals — 0.0%
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	25,000	24,063
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	15,000	14,700
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	25,000	26,125
		64,888
Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12*	260,000	262,005
Airlines — 0.4%
American Airlines, Inc.
Pass Through Certs. Series 2003-1 3.86% due 07/09/10	105,229	96,284
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	40,000	34,800
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	350,000	347,375
Continental Airlines, Inc. Series 2003-CB6, Class A2 6.65% due 03/15/19	40,488	36,844
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	70,000	53,200
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	29,142	26,228
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	289,890	274,924
		869,655
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Debentures 6.38% due 02/01/29	35,000	18,375
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	11,650
		30,025
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	36,000	36,406

Banks-Commercial — 0.4%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	16,000	15,888
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	40,000	32,716
Credit Suisse New York Senior Notes 5.00% due 05/15/13	72,000	70,068
First Maryland Capital II 3.72% due 02/01/27(1)	64,000	43,171
HSBC Bank USA NA Sub. Notes 7.00% due 01/15/39	50,000	50,443
KeyBank NA Sub. Notes 5.45% due 03/03/16	42,000	31,967
KeyBank NA Sub. Notes 7.41% due 10/15/27	25,000	23,278
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	58,000	56,415
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	30,000	30,424
Sovereign Bank Sub. Notes 8.75% due 05/30/18	433,000	412,963
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	66,402
US Bank NA Notes 3.90% due 08/15/08	14,000	14,002
		847,737
Banks-Fiduciary — 0.0%
State Street Capital Trust IV 3.78% due 06/15/37(1)	50,000	38,387
Banks-Super Regional — 0.7%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	34,000	32,812
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	200,000	192,353
Bank of America Corp. Senior Notes 5.38% due 09/11/12	75,000	75,141
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	182,927
Bank of America Corp. Senior Notes 6.00% due 09/01/17	100,000	96,351
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	49,000	49,681
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	40,000	35,261
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	290,000	287,340
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	28,000	22,683
Huntington Capital Trust I 3.60% due 02/01/27(1)	40,000	24,600
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	58,000	58,527
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(1)(9)	30,000	23,216
Wachovia Capital Trust III 5.80% due 03/15/42(1)	305,000	207,400
Wachovia Corp.
Notes
5.50% due 05/01/13	36,000	34,456
Wells Fargo & Co.
Senior Notes
5.25% due 10/23/12	59,000	59,331
		1,382,079
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	240,000	246,180
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	291,752
Liberty Media LLC Bonds 7.88% due 07/15/09	30,000	30,292
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	20,000	17,400
Turner Broadcasting Senior Notes 8.38% due 07/01/13	160,000	171,945
		757,569
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	30,000	29,437
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	60,000	48,600
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	40,000	39,400
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	182,225
		299,662
Cable TV — 0.4%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	200,000	220,153
CCH I Holdings LLC/CCH I Holdings Capital Corp. Company Guar. Notes 11.00% due 10/01/15	19,000	13,965
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	43,000	41,603
CCH II LLC/CCH II Capital Corp. Senior Notes Series B 10.25% due 09/15/10	7,000	6,755

Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	53,000	51,887
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	124,926
COX Communications, Inc. Notes 5.88% due 12/01/16*	110,000	106,074
COX Communications, Inc. Bonds 6.95% due 06/01/38*	17,000	16,622
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	300,000	298,155
		880,140
Casino Hotels — 0.2%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	160,000	143,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	55,000	44,550
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	130,000	125,757
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	25,000	24,875
		338,182
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	20,000	18,200
Cellular Telecom — 0.2%
Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(1)	25,000	24,125
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	319,397
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	37,000	29,692
Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(1)	30,000	30,075
		403,289
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	19,000	19,040
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	43,000	43,485
		62,525
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	220,000	204,986
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	35,000	32,025
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	45,000	33,525
		270,536
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	270,000	270,675
Commercial Services-Finance — 0.2%
Credit Suisse/New York NY Sub. Notes 6.00% due 02/15/18	225,000	216,656
The Western Union Co. Senior Notes 5.40% due 11/17/11	98,000	97,466
		314,122
Computer Services — 0.2%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	13,725
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	285,672
		299,397
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	20,000	19,643
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	10,000	9,800
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	70,000	72,828
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	100,000	80,000
		152,828
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	25,000	24,888
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	25,000	22,000
Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	35,000	34,429
Citigroup Capital XXI 8.30% due 12/21/57(1)	255,000	240,804

General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	50,000	51,227
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	85,000	77,033
		403,493
Diversified Manufacturing Operations — 0.1%
Cooper US, Inc. Senior Notes 5.45% due 04/01/15	31,000	31,214
General Electric Co. Senior Notes 5.25% due 12/06/17	58,000	55,757
		86,971
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	287,000	202,453
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	77,000	77,927
The AES Corp. Senior Notes 8.00% due 10/15/17	40,000	39,200
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	51,750
		168,877
Electric-Integrated — 1.2%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	42,000	42,519
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	97,000	94,737
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	229,401
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	68,000	62,237
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	29,000	29,242
DTE Energy Co. Senior Notes 7.05% due 06/01/11	50,000	51,803
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	60,000	60,086
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	50,000	48,786
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	90,000	87,990
Exelon Corp. Senior Notes 6.75% due 05/01/11	36,000	36,984
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	44,040	45,189
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	22,000	22,344
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	63,162	63,848
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	15,488
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	24,600
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	25,000	22,172
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	470,000	487,397
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	59,000	57,023
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	30,553
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	44,000	41,827
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	31,966
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	103,000	98,025
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	63,000	61,567
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	50,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	32,000	30,260
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*	20,000	19,600
Texas Competitive Electric Holdings Co. LLC Senior Notes Series B 10.25% due 11/01/15*	25,000	24,500
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	140,000	139,873
Union Electric Co. Sec. Notes 6.40% due 06/15/17	340,000	339,344
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	40,000	40,517
		2,339,878
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	375,000	363,657

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	25,000	23,188
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	60,000	59,281
		82,469
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	56,000	54,546
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	220,000	219,903
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	25,000	23,375
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	185,000	168,494
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	4,000	3,453
GMAC LLC Senior Notes 6.88% due 09/15/11	55,000	39,521
GMAC LLC Senior Notes 6.88% due 08/28/12	262,000	179,412
		390,880
Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	435,000	300,084
CIT Group, Inc. Notes 5.85% due 09/15/16	135,000	93,146
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	50,000	49,607
		442,837
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 8.45% due 06/15/18	20,000	19,187
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	51,000	50,703
Discover Financial Services Notes 6.45% due 06/12/17	80,000	67,611
MBNA America Bank NA Senior Notes 7.13% due 11/15/12	29,000	30,945
		149,259
Finance-Investment Banker/Broker — 3.1%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	30,000	27,785
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	40,000	39,018
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	390,000	384,584
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	38,000	37,612
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	95,000	80,783
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	95,000	91,172
Citigroup, Inc. 8.40% due 04/30/18(1)(9)	22,000	20,913
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	42,000	41,203
JP Morgan Chase & Co.
Sub. Notes
5.13% due 09/15/14	665,000	646,601
JP Morgan Chase & Co.
Senior Notes
5.38% due 01/15/14	80,000	79,749
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	110,000	107,156
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	25,000	23,188
JP Morgan Chase & Co. 7.90% due 04/30/18(1)(9)	45,000	42,194
Lazard Group LLC Senior Notes 6.85% due 06/15/17	555,000	489,506
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	19,000	17,159
Lehman Brothers Holdings, Inc. Notes 5.63% due 01/24/13	80,000	75,720
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	240,000	229,072
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17	30,000	28,183
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	90,000	77,472
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	360,000	332,858
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38	31,000	28,755
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	41,000	43,576
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	200,000	188,640

Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	36,000	35,234
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	250,000	198,551
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	250,000	231,658
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	115,000	109,448
Morgan Stanley Sub. Notes 4.75% due 04/01/14	530,000	482,952
Morgan Stanley Senior Notes 5.38% due 10/15/15	20,000	18,298
Morgan Stanley Notes 5.55% due 04/27/17	100,000	89,440
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	248,019
Morgan Stanley Senior Notes 6.00% due 04/28/15	25,000	23,900
Morgan Stanley Senior Notes 6.60% due 04/01/12	30,000	30,502
Morgan Stanley Senior Notes 6.63% due 04/01/18	24,000	22,741
Schwab Capital Trust I 7.50% due 11/15/37(1)	201,000	181,919
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	4,000	3,950
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	145,000	142,468
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	54,000	52,187
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	250,000	259,943
The Bear Stearns Cos., Inc. Senior Notes 7.63% due 12/07/09	25,000	25,843
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	110,000	109,724
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	107,773
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	108,742
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	140,000	124,838
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	463,000	423,527
		6,164,556
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	41,878
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	15,000	13,656
		55,534
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	180,000	163,574
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	25,000	25,224
Kraft Foods, Inc.
Senior Notes
6.25% due 06/01/12	130,000	132,806
Kraft Foods, Inc.
Senior Notes
6.50% due 08/11/17	22,000	22,028
Kraft Foods, Inc. Sub. Notes 6.88% due 01/26/39	46,000	44,642
		224,700
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	30,000	28,425
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	15,000	11,887
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	260,000	273,778
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(2)	15,000	11,025
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	20,000	18,861
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	110,000	97,138
		115,999
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	51,769
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	34,765
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	25,252

USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	20,000	17,200
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	405,000	357,876
		435,093
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	44,540
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	38,000	37,683
Lincoln National Corp. Senior Notes 6.30% due 10/09/37	25,000	23,478
Monumental Global Funding II Notes 5.65% due 07/14/11*	36,000	36,567
Pricoa Global Funding I Notes 5.30% due 09/27/13*	60,000	58,750
Prudential Financial, Inc. Jr. Sub. Notes 8.88% due 06/15/38(1)	20,000	19,994
		221,012
Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. Jr. Sub. Debentures 8.13% due 06/15/38(1)	325,000	316,308
MetLife Capital Trust X Debentures 9.25% due 04/08/38*(1)	50,000	53,840
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	61,749
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	81,188
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	250,638
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	220,000	197,928
		961,651
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 10.75% due 06/15/58*(1)	30,000	28,725
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	440,000	373,326
		402,051
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	270,000	293,770
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	40,000	38,522
Chubb Corp. Senior Notes 6.50% due 05/15/38	24,000	22,934
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	510,000	363,867
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	200,000	213,293
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	131,680
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	23,000	21,380
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	249,446
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	7,000	5,881
		1,340,773
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	50,000	49,456
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	32,000	32,105
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	460,000	464,055
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	480,000	460,683
		956,843
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	175,000	170,118
Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 11.63% due 10/15/17	50,000	53,000
Johnson & Johnson Senior Notes 5.85% due 07/15/38	61,000	62,039
LVB Acquisition Merger Sub, Inc. Notes 10.38% due 10/15/17	30,000	31,800
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	30,000	30,000
		176,839
Medical-Drugs — 0.1%
American Home Products Corp. Notes 6.95% due 03/15/11	40,000	42,344
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	29,000	28,786

Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	33,000	32,228
Wyeth Bonds 5.50% due 02/01/14	56,000	56,453
		159,811
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 6.35% due 03/15/18	30,000	30,019
Humana, Inc. Bonds 8.15% due 06/15/38	25,000	25,192
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	25,000	24,884
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	225,000	217,650
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	28,000	26,497
WellPoint, Inc. Notes 5.00% due 01/15/11	15,000	14,824
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	25,000	21,616
		360,682
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	45,000	45,281
HCA, Inc. Senior Notes 6.25% due 02/15/13	50,000	43,375
HCA, Inc. Senior Notes 9.13% due 11/15/14	25,000	25,563
HCA, Inc. Senior Notes 9.25% due 11/15/16	80,000	82,400
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	30,000	30,300
		226,919
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	390,000	380,965
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	35,000	34,922
		415,887
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	52,000	52,048
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	67,000	67,074
Alcoa, Inc. Bonds 6.50% due 06/15/18	42,000	42,458
		109,532
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	35,000	36,925
Multimedia — 0.5%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	100,000	101,525
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	93,000	98,031
News America, Inc. Debentures 7.28% due 06/30/28	125,000	128,463
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	35,000	36,004
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	47,000	47,856
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	155,000	167,029
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	58,000	62,771
Time Warner, Inc. Bonds 6.63% due 05/15/29	300,000	272,993
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	57,529
Viacom, Inc. Senior Notes 6.25% due 04/30/16	117,000	113,007
		1,085,208
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	40,000	41,043
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	20,000	20,050
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	109,000	107,275
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	222,399
		349,724
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	105,000

Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	50,000	45,000
		150,000
Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29	40,000	45,876
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	118,000	127,905
		173,781
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	50,000	49,933
Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	108,000	109,647
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	35,000	32,089
		141,736
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	10,000	9,675
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	12,600
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	20,000	18,800
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,700
International Paper Co. Notes 7.40% due 06/15/14	165,000	164,682
		200,782
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	35,000	34,737
Pipelines — 0.4%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	60,000	63,264
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	60,000	60,300
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	35,856
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	25,000	24,625
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	500,000	507,630
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	37,000	35,046
Rockies Express Pipeline LLC Senior Notes 7.50% due 07/15/38*	50,000	50,716
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	53,000
		830,437
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	265,000	271,651
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	15,000	14,813
R.H. Donnelly, Inc.
11.75% due 05/15/15*	1,410	1,276
The Reader’s Digest Association, Inc.
Senior Sub. Notes
9.00% due 02/15/17*	25,000	18,250
		34,339
Radio — 0.2%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	375,000	380,572
Real Estate Investment Trusts — 1.5%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	76,475
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	253,931
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	32,636
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	320,000	310,087
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	190,000	178,246
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	245,000	224,078
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	240,000	213,935
Kimco Realty Corp. Notes 5.58% due 11/23/15	370,000	338,015
Liberty Property LP Senior Notes 5.63% due 10/01/17	60,000	56,098
Liberty Property LP Senior Notes 7.25% due 03/15/11	170,000	173,200
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	250,604

PPF Funding, Inc. Bonds 5.35% due 04/15/12*	35,000	33,928
Realty Income Corp. Senior Notes 6.75% due 08/15/19	325,000	306,100
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	16,000	13,585
Simon Property Group LP Notes 5.30% due 05/30/13	285,000	280,391
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	19,456
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	320,696
		3,081,461
Real Estate Management/Services — 0.2%
AMB Property LP Senior Notes 5.45% due 12/01/10	400,000	403,866
Real Estate Operations & Development — 0.4%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	445,000	389,606
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	127,610
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	164,240
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	18,511
		699,967
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	25,000	19,906
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	320,000	266,170
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	25,000	17,500
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	31,000	30,459
Retail-Drug Store — 0.1%
CVS Corp. Senior Notes 6.13% due 08/15/16	38,000	38,323
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28*	966	897
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	163,718	157,353
		196,573
Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	230,000	213,437
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	25,000	21,625
Savings & Loans/Thrifts — 0.2%
Independence Community Bank Corp. Sub. Notes 4.86% due 06/20/13(1)	32,000	25,812
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	90,000	79,868
Washington Mutual Bank
Sub. Notes
5.50% due 01/15/13	78,000	62,400
Washington Mutual Preferred Funding LLC
6.90% due 06/15/12*(1)(9)	100,000	54,000
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	50,000	43,500
Western Financial Bank Senior Debentures 9.63% due 05/15/12	78,000	81,168
		346,748
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	43,135
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	25,000	21,500
Farmers Exchange Capital Notes 7.05% due 07/15/28*	480,000	438,768
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	23,000	23,000
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(1)	45,000	37,350
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	29,000	24,527
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	42,000	41,277
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	35,000	25,900
The Goldman Sachs Capital III 3.45% due 09/01/12(1)(9)	84,000	59,591
		715,048

Steel-Producers — 0.1%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	80,000	81,105
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	35,000	32,453
Ryerson, Inc. Senior Sec. Notes 10.25% due 11/01/14*(1)	25,000	23,500
United States Steel Corp. Senior Notes 7.00% due 02/01/18	26,000	25,943
		163,001
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	113,000	105,708
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	35,000	34,300
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	5,000	4,612
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	260,000	279,313
		423,933
Telephone-Integrated — 0.7%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	330,000	288,369
AT&T Corp. Senior Notes 7.30% due 11/15/11	35,000	37,278
AT&T, Inc. Senior Notes 5.50% due 02/01/18	225,000	218,027
BellSouth Corp. Senior Notes 6.00% due 10/15/11	100,000	102,997
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,055
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	60,000	60,545
Qwest Communications International, Inc. Senior Notes 7.50% due 02/15/14	11,000	10,450
SBC Communications, Inc. Notes 5.10% due 09/15/14	130,000	127,435
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	110,000	108,075
Verizon Communications, Inc. Notes 6.40% due 02/15/38	120,000	111,705
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	196,000	193,701
Verizon New York, Inc. Debentures 6.88% due 04/01/12	69,000	71,960
		1,343,597
Television — 0.2%
Belo Corp. Senior Notes 6.75% due 05/30/13	30,000	29,184
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	180,000	188,120
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	95,000	92,052
Paxson Communications Corp. Senior Notes 5.96% due 01/15/12*(1)	50,000	42,500
Paxson Communications Corp. Senior Sec. Notes 8.96% due 01/15/13*(1)	35,000	22,575
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11	15,000	8,400
		382,831
Tobacco — 0.2%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	225,000	218,692
Philip Morris International, Inc. Notes 6.38% due 05/16/38	210,000	204,650
		423,342
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	20,000	16,300
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	167,983	176,382
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	29,544	27,624
		204,006
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	25,000	25,085
CSX Corp. Senior Notes 6.25% due 03/15/18	43,000	41,394
		66,479
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	50,000	48,000
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 7.31% due 09/01/14(1)	12,000	9,600
Total Corporate Bonds & Notes (cost $40,808,128)		38,728,559

FOREIGN CORPORATE BONDS & NOTES — 4.8%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	209,898	220,317
Banks-Commercial — 0.8%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(1)(9)	50,000	42,627
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.37% due 12/30/09(1)(9)	55,000	33,550
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	11,000	9,161
HBOS PLC Sub. Notes 5.92% due 10/01/15*(1)(9)	25,000	17,805
HBOS PLC Sub. Notes 6.75% due 05/21/18*	185,000	176,928
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	275,000	258,974
NIB Capital Bank Bonds 5.82% due 12/11/13*(1)(9)	47,000	24,257
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	410,000	439,326
Russian Agricultural Bank Bonds 7.18% due 05/16/13	300,000	299,334
VTB Capital SA Senior Notes 6.25% due 07/02/35*	305,156	283,795
		1,585,757
Banks-Money Center — 0.4%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	650,000	662,351
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	65,000	65,131
		727,482
Beverages-Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	94,000	92,326
Brewery — 0.4%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	245,000	276,850
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	190,000	217,075
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	21,000	19,821
SABMiller PLC Notes 6.50% due 07/01/16*	310,000	320,125
		833,871
Broadcast Services/Program — 0.1%
Grupo Televisa SA Notes 6.00% due 05/15/18*	18,000	17,505
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	145,000	141,020
		158,525
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	45,000	43,339
Vodafone Airtouch PLC Senior Notes 7.75% due 02/15/10	25,000	26,124
Vodafone Group PLC
Senior Notes
5.38% due 01/30/15	39,000	37,941
		107,404
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	40,000	35,400
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Notes 4.76% due 07/21/15*(1)	100,000	97,341
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	25,000	25,625
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	60,000	57,895
		83,520
Diversified Minerals — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	43,000	43,130
Diversified Operations — 0.2%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	60,000	61,764
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	380,000	385,046
		446,810
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	360,000	334,037

Electric-Integrated — 0.3%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	54,000	55,791
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	235,000	236,969
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	275,000	280,709
TransAlta Corp. Senior Notes 6.65% due 05/15/18	25,000	24,506
		597,975
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	4,000	3,480
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	57,000	57,497
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	50,000	44,221
Insurance-Multi-line — 0.2%
Aegon NV Sub. Bonds 4.21% due 07/15/14(1)(9)	78,000	46,878
AXA SA Sub. Notes 8.60% due 12/15/30	310,000	333,890
		380,768
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	245,000	239,724
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	28,000	26,933
Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.43% due 12/01/13(1)	50,000	43,500
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	11,100
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	25,000	25,625
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	40,000	38,800
		119,025
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	120,000	116,902
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	29,000	29,117
Oil Companies-Exploration & Production — 0.0%
EnCana Corp. Sub. Notes 6.50% due 02/01/38	25,000	24,729
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	35,000	34,563
		59,292
Oil Companies-Integrated — 0.0%
Petro-Canada Senior Notes 6.80% due 05/15/38	38,000	37,221
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	25,000	25,508
		62,729
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc.
Notes
8.55% due 08/01/10	30,000	17,700
Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14	117,000	116,254
Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	35,000	34,348
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	70,000	70,501
Special Purpose Entities — 0.4%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	104,000	57,200
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	199,257	197,823
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	590,000	619,819
		874,842
Steel-Producers — 0.1%
ArcelorMittal Notes 6.13% due 06/01/18*	225,000	219,883
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 10/20/17*	220,000	221,027
Telecom Services — 0.1%
TELUS Corp. Notes 8.00% due 06/01/11	78,000	83,746

Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*		25,000	24,750
Telephone-Integrated — 0.5%
British Telecom PLC Senior Notes 5.15% due 01/15/13		275,000	268,106
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10		250,000	264,472
France Telecom SA Bonds 7.75% due 03/01/11		120,000	127,085
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		380,000	387,494
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/38		40,000	40,646
			1,087,803
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*		448,000	382,783
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		60,000	62,398
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38		40,000	40,460
Total Foreign Corporate Bonds & Notes (cost $10,149,017)			9,740,078
FOREIGN GOVERNMENT AGENCIES — 1.5%
Sovereign — 1.5%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,500,000	1,214,945
Federal Republic of Brazil Notes 6.00% due 08/15/10(10)	BRL	1,070,000	1,132,000
Federal Republic of Brazil Notes 8.00% due 01/15/18		40,000	44,420
Federal Republic of Brazil Bonds 10.50% due 07/14/14		75,000	94,875
Province of Quebec Debentures 7.50% due 09/15/29		81,000	103,484
Republic of Argentina Bonds 3.09% due 08/03/12(1)		105,000	56,490
Republic of Argentina Notes 8.28% due 12/31/33		60,577	46,281
Republic of Turkey Senior Notes 11.88% due 01/15/30		100,000	140,500
Republic of Venezuela Notes 8.50% due 10/08/14		40,000	37,700
Republic of Venezuela Bonds 9.25% due 09/15/27		100,000	93,850
Russian Federation Bonds 7.50% due 03/31/30*(2)		40,385	45,328
Total Foreign Government Agencies (cost $3,003,874)			3,009,873
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 4.86% due 12/15/13(12)(13) (cost $231,475)		231,475	187,350
MUNICIPAL BONDS & NOTES — 0.1%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue Revenue Bonds 6.30% due 07/01/08		100,000	100,008
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17		125,000	141,558
Total Fixed Income Bond Funds (cost $228,322)			241,566
U.S. GOVERNMENT AGENCIES — 43.0%
Federal Home Loan Bank — 0.1%
4.50% due 09/08/08		130,000	130,456
Federal Home Loan Mtg. Corp. — 11.3%
4.13% due 07/12/10		124,000	126,183
5.00% due 07/01/20		61,118	60,669
5.00% due 12/01/20		123,902	122,993
5.00% due 05/01/21		1,152,071	1,143,623
5.00% due 07/01/21		407,146	404,160
5.00% due 05/01/34		328,615	316,504
5.00% due 06/01/34		428,633	412,836
5.00% due 07/01/35		84,701	81,447
5.00% due 08/01/35		358,974	345,183
5.00% due 10/01/35		429,831	413,318
5.00% due 11/01/35		355,914	342,240
5.00% due 07/01/36		4,184,828	4,018,824
5.00% due July TBA		3,750,000	3,592,969
5.50% due 07/01/34		145,342	143,729
5.50% due 07/01/35		77,439	76,507
5.50% due 05/01/37		248,283	244,830
5.50% due 06/01/37		65,103	64,197
5.50% due 08/01/37		1,812,782	1,787,573
5.50% due 10/01/37		42,074	41,489
5.50% due 11/01/37		417,183	411,382
5.50% due July TBA		4,675,000	4,604,875
5.79% due 01/01/37(1)		130,027	132,178
5.81% due 01/01/37(1)		207,655	209,235
5.96% due 10/01/36(1)		347,055	352,368
6.00% due 09/01/26		393,518	400,449
6.00% due 12/01/33		76,794	78,089
6.00% due 08/01/36		117,945	119,307
6.00% due 11/01/37		375,651	379,870
6.50% due 05/01/16		15,041	15,651

6.50% due 05/01/29	15,485	16,133
6.50% due 07/01/35	20,418	21,197
6.50% due 03/01/36	117,091	120,858
6.50% due 05/01/36	3,778	3,899
6.88% due 09/15/10	79,000	84,903
7.00% due 04/01/32	36,358	38,393
8.50% due 11/01/08	168	169
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(5)	149,927	145,700
Series 2586, Class NK
3.50% due 08/15/16(5)	63,323	62,641
Series 3026, Class PC
4.50% due 01/15/34(5)	335,000	319,956
Series 3102, Class PG
5.00% due 11/15/28(5)	165,000	166,728
Series 3317, Class PD
5.00% due 09/15/31(5)	215,000	214,643
Series 3116, Class PD
5.00% due 10/15/34	335,000	323,066
Series 3312, Class LB
5.50% due 11/15/25(5)	570,000	564,838
Series 3349, Class HB
5.50% due 06/15/31(5)	173,000	175,206
Series 1577, Class PK
6.50% due 09/15/23(5)	60,000	63,628
Series 1226, Class Z
7.75% due 03/15/22(5)	4,128	4,327
		22,768,963
Federal National Mtg. Assoc. — 30.9%
4.56% due 01/01/15	839,456	816,794
4.75% due 12/15/10	69,000	71,185
4.85% due 11/01/15	819,435	822,750
5.00% due 03/01/18	182,199	181,970
5.00% due 06/01/19	38,941	38,795
5.00% due 07/01/22	943,747	934,395
5.00% due 05/01/35	3,355	3,227
5.00% due 09/01/35	246,769	237,366
5.00% due 10/01/35	924,922	889,677
5.00% due 12/01/36	3,524,753	3,390,441
5.00% due 01/01/37	104,929	100,679
5.00% due 07/01/37	56,153	53,879
5.00% due July TBA	5,845,000	5,602,070
5.25% due 08/01/12	50,000	50,601
5.50% due 03/01/18	132,152	134,092
5.50% due 08/01/21	725,218	731,329
5.50% due 10/01/21	879,964	887,380
5.50% due 12/01/21	646,552	652,001
5.50% due 06/01/22	67,037	67,567
5.50% due 11/01/22	2,596,674	2,617,193
5.50% due 05/01/34	113,208	112,250
5.50% due 06/01/34	124,229	122,945
5.50% due 09/01/35	5,538,722	5,476,304
5.50% due 12/01/35	292,277	288,983
5.50% due 02/01/36	129,999	132,225
5.50% due 06/01/36	2,708,684	2,687,469
5.50% due 08/01/36	32,362	31,957
5.50% due 11/01/36	399,314	394,315
5.50% due 12/01/36	920	909
5.50% due 05/01/37	2,138,386	2,110,492
5.50% due 07/01/37	973,183	960,489
5.50% due 08/01/37	921,765	909,741
5.50% due July TBA	10,687,000	10,569,428
5.92% due 10/01/11	155,648	160,319
6.00% due 06/01/17	59,162	60,852
6.00% due 06/01/26	242,699	246,660
6.00% due 04/01/27	1,279,186	1,299,649
6.00% due 12/01/33	237,173	240,652
6.00% due 05/01/34	133,468	135,175
6.00% due 10/01/36	174,997	176,798
6.00% due 04/01/38	31,550	31,865
6.00% due July TBA	3,070,000	3,146,750
6.06% due 09/01/11	84,353	87,416
6.11% due 05/01/11	296,322	305,757
6.31% due 02/01/11	179,067	185,067
6.50% due 06/01/13	116,991	121,918
6.50% due 09/01/32	162,141	168,319
6.50% due 06/01/35	1,109,654	1,146,736
6.50% due 01/01/36	80,772	83,345
6.50% due 02/01/36	354,861	365,832
6.50% due 08/01/36	179,927	185,490
6.50% due 10/01/37	123,985	127,792
6.50% due July TBA	10,850,000	11,168,719
7.00% due 06/01/37	575,896	604,309
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE
5.00% due 11/25/30(5)	210,000	209,924
		62,340,242
Government National Mtg. Assoc. — 0.7%
4.50% due 05/15/36	942,880	879,795
5.50% due 05/15/36	67,529	67,337
6.00% due 09/15/32	50,328	51,307
6.00% due 12/15/33	274,826	280,197
7.00% due 11/15/31	49,483	52,638
7.00% due 07/15/33	46,464	49,446
7.50% due 01/15/32	37,279	40,095
8.00% due 11/15/31	7,839	8,588
8.50% due 11/15/17	3,378	3,684
9.00% due 11/15/21	929	1,019
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB
7.50% due 09/16/35(5)	37,496	40,396
Series 2005-74, Class HA
7.50% due 09/16/35(5)	870	921
		1,475,423
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	25,833	26,207
Total U.S. Government Agencies (cost $86,367,063)		86,741,291
U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 0.0%
5.00% due 05/15/37	16,000	17,195
6.63% due 02/15/27(16)	60,000	75,206
		92,401
United States Treasury Notes — 1.8%
2.13% due 01/31/10	100,000	99,484
2.75% due 02/28/13	30,000	29,288
2.88% due 01/31/13	104,000	102,221
3.38% due 10/15/09	47,000	47,635
3.38% due 06/30/13	47,000	47,084
3.50% due 05/31/13	400,000	402,969
3.63% due 01/15/10	66,000	67,248
3.88% due 05/15/10	1,875,000	1,920,996
3.88% due 05/15/18	16,000	15,866
4.00% due 02/15/14	150,000	154,699
4.25% due 10/15/10	60,000	62,123
4.25% due 08/15/15	300,000	311,695
4.25% due 11/15/17	84,000	85,805

4.50% due 05/15/10	30,000	31,057
4.50% due 11/15/15	50,000	52,656
4.50% due 02/15/16	72,000	75,741
5.00% due 02/15/11	6,000	6,336
5.00% due 08/15/11	17,000	18,051
		3,530,954
Total U.S. Government Treasuries (cost $3,615,903)		3,623,355
Total Long-Term Investment Securities (cost $222,937,296)		230,980,748
SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 1.85% due 07/01/08 (cost $500,000)	500,000	500,000
REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $429,004 and collateralized by $430,000 of Federal Home Loan Bank Bonds, bearing interest at 4.50%, due 09/16/13 and having an approximate value of $440,750	429,000	429,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $1,171,011 and collateralized by $1,095,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 6.88%, due 09/15/10 and having an approximate value of $1,197,656	1,171,000	1,171,000
UBS Securities LLC Joint Repurchase Agreement(14)	2,155,000	2,155,000
Total Repurchase Agreements (cost $3,755,000)		3,755,000
TOTAL INVESTMENTS (cost $227,192,296) (15)	116.6%	235,235,748
Liabilities in excess of other assets	(16.6)	(33,563,355)
NET ASSETS	100.0%	$201,672,393

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $11,467,779 representing 5.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security; see Note 1
(7)	Illiquid security
(8)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of June 30, 2008, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc. 7.50% due 8/15/09	08/11/2005	$10,000	$10,000	$8,600	$86.00	0.00%
Southern Energy, Inc. 7.90% due 7/15/09	01/10/2006	50,000	0	0	0.00	0.00%
				$8,600		0.00%

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Brazilian inflation linked security. Income is linked to Brazil’s IPCA Consumer Price Index.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(13)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of June 30, 2008	Unrealized Appreciation (Depreciation)
40	Long	U. S. Treasury 2 YR Notes	September 2008	$8,389,130	$8,448,125	$58,995
152	Long	U. S. Treasury 5 YR Notes	September 2008	16,670,233	16,804,313	134,080
298	Short	U. S. Treasury 10 YR Notes	September 2008	33,531,470	33,948,719	(417,249)
18	Short	U. S. Treasury Bonds	September 2008	2,045,077	2,080,688	(35,611)
40	Long	Euro-Bund	September 2008	7,055,487	6,968,343	(87,144)
21	Long	Long Gilt	September 2008	4,444,792	4,362,787	(82,005)
						$(428,934)

Open Forward Foreign Currency Contracts

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Appreciation
	CLP	279,000,000	USD	538,870	09/30/2008	$11,061
	NZD	1,380,000	USD	1,040,099	09/17/2008	1,688
*	USD	2,679,167	BRL	4,501,000	09/17/2008	37,663
	USD	545,998	IDR	5,089,243,000	07/18/2008	4,266
	USD	989,277	MYR	3,229,000	09/17/2008	146
	USD	329,253	MYR	1,076,000	09/17/2008	452
						55,276

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Depreciation
*	BRL	6,513,000	USD	3,883,721	09/17/2008	$(47,563)
	GBP	495,000	USD	964,681	09/17/2008	(15,403)
	GBP	497,000	USD	967,560	09/17/2008	(16,484)
	GBP	423,000	USD	820,895	09/17/2008	(16,631)
	NZD	1,060,000	USD	790,824	09/17/2008	(6,797)
	USD	329,859	MYR	1,076,000	09/17/2008	(153)
						(103,031)
Net Unrealized Appreciation (Depreciation)						$(47,755)

*

Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real
CLP — Chilean Peso
GBP — Pound Sterling
IDR — Indonesian Rupiah
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
USD — United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/Principal Amount(11)	Market Value (Note 1)
COMMON STOCK — 15.6%
Aerospace/Defense — 0.2%
Boeing Co.	738	48,501
General Dynamics Corp.	538	45,300
Lockheed Martin Corp.	1,238	122,141
Raytheon Co.	2,218	124,829
		340,771
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,344	144,625
Agricultural Chemicals — 1.3%
Monsanto Co.	6,323	799,480
Potash Corp. of Saskatchewan, Inc.	4,095	935,994
Syngenta AG	477	155,140
		1,890,614
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	4,700	158,625
Bunge, Ltd.	3,210	345,685
		504,310
Apparel Manufacturers — 0.1%
Coach, Inc.†	2,011	58,078
Polo Ralph Lauren Corp.	400	25,112
		83,190
Applications Software — 0.1%
Microsoft Corp.	7,167	197,164
Audio/Video Products — 0.1%
Sony Corp. ADR	3,410	149,153
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	888	13,613
Banks-Fiduciary — 0.1%
The Bank of New York Mellon Corp.	4,091	154,763
Banks-Super Regional — 0.3%
Bank of America Corp.	3,495	83,426
PNC Financial Services Group, Inc.	2,570	146,747
SunTrust Banks, Inc.	870	31,511
US Bancorp	3,315	92,455
Wachovia Corp.	841	13,061
Wells Fargo & Co.	5,385	127,894
		495,094
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	2,172	138,117
The Coca-Cola Co.	3,172	164,881
		302,998
Beverages-Wine/Spirits — 0.0%
Diageo PLC ADR	341	25,190
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	1,261	78,333
Cable TV — 0.0%
Comcast Corp., Special Class A	1,485	27,859
Casino Hotel — 0.0%
Boyd Gaming Corp.	4,675	58,718
Commercial Services-Finance — 0.0%
The Western Union Co.	1,700	42,024
Computers — 1.7%
Apple, Inc.†	6,750	1,130,220
Hewlett-Packard Co.	3,854	170,385
International Business Machines Corp.	1,564	185,381
Research In Motion, Ltd.†	8,710	1,018,199
		2,504,185
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	2,178	150,500
Procter & Gamble Co.	5,883	357,745
		508,245
Cruise Lines — 0.0%
Carnival Corp.	1,300	42,848
Royal Caribbean Cruises, Ltd.	800	17,976
		60,824
Diversified Manufacturing Operations — 0.2%
General Electric Co.	5,798	154,749
Honeywell International, Inc.	1,744	87,688
		242,437
Diversified Minerals — 0.3%
Cia Vale do Rio Doce ADR	13,465	482,316
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,172	107,405
Electric-Integrated — 0.4%
Dominion Resources, Inc.	3,208	152,348
FPL Group, Inc.	1,805	118,372
Northeast Utilities	2,900	74,037
PG&E Corp.	2,792	110,815
Progress Energy, Inc.	2,134	89,265
		544,837
Electronic Components-Semiconductors — 0.1%
Intel Corp.	7,578	162,775
NVIDIA Corp.†	101	1,891
Texas Instruments, Inc.	1,585	44,634
		209,300
Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,700	66,963
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	900	31,986
Engineering/R&D Services — 0.4%
ABB, Ltd.†	22,450	638,634
Enterprise Software/Service — 0.3%
Oracle Corp.†	22,558	473,718
Entertainment Software — 0.3%
Activision Blizzard, Inc.†	6,761	230,347
Electronic Arts, Inc.†	4,581	203,534
		433,881
Finance-Investment Banker/Broker — 0.7%
Citigroup, Inc.	2,672	44,783
JP Morgan Chase & Co.	5,108	175,255
Lehman Brothers Holdings, Inc.	8,585	170,069
Merrill Lynch & Co., Inc.	2,100	66,591
Morgan Stanley	1,624	58,578
The Goldman Sachs Group, Inc.	2,415	422,383
		937,659
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	3,847	75,055
Finance-Other Services — 0.1%
CME Group, Inc.	400	153,276
Food-Confectionery — 0.1%
WM Wrigley Jr. Co.	2,100	163,338
Food-Misc. — 0.2%
Campbell Soup Co.	1,301	43,531
Kellogg Co.	1,938	93,063
Kraft Foods, Inc., Class A	5,516	156,930
		293,524
Food-Retail — 0.0%
The Kroger Co.	2,083	60,136

Independent Power Producaer — 0.0%
Mirant Corp.†	37	1,449
Industrial Gases — 0.1%
Praxair, Inc.	1,938	182,637
Insurance Broker — 0.1%
AON Corp.	3,800	174,572
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	800	47,792
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	670	43,262
MetLife, Inc.	1,177	62,110
		105,372
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	2,790
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	2,780	96,716
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	580	42,816
Medical Instruments — 0.1%
Medtronic, Inc.	1,378	71,312
St. Jude Medical, Inc.†	2,531	103,467
		174,779
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,674	81,139
Medical Products — 0.1%
Baxter International, Inc.	1,315	84,081
Johnson & Johnson	1,772	114,011
		198,092
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.†	2,300	108,468
Celgene Corp.†	7,695	491,480
Genentech, Inc.†	1,700	129,030
Genzyme Corp.†	1,767	127,259
Gilead Sciences, Inc.†	15,120	800,604
		1,656,841
Medical-Drugs — 0.5%
Abbott Laboratories	2,395	126,863
Bristol-Myers Squibb Co.	1,911	39,233
Eli Lilly & Co.	1,900	87,704
Merck & Co., Inc.	3,461	130,445
Pfizer, Inc.	5,278	92,207
Roche Holding AG	654	117,797
Schering-Plough Corp.	4,500	88,605
		682,854
Medical-Generic Drugs — 0.0%
Mylan, Inc.†	300	3,621
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	2,520	242,852
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	259	30,352
Mining — 0.1%
Barrick Gold Corp.	2,339	106,424
Multimedia — 0.1%
The Walt Disney Co.	1,418	44,241
Time Warner, Inc.	2,221	32,871
		77,112
Networking Products — 0.3%
Cisco Systems, Inc.†	19,722	458,734
Oil Companies-Exploration & Production — 0.5%
Apache Corp.	1,715	238,385
EOG Resources, Inc.	1,680	220,416
Occidental Petroleum Corp.	2,850	256,101
XTO Energy, Inc.	705	48,300
		763,202
Oil Companies-Integrated — 1.0%
Chevron Corp.	2,128	210,949
ConocoPhillips	967	91,275
Exxon Mobil Corp.	4,565	402,314
Hess Corp.	5,165	651,771
Marathon Oil Corp.	300	15,561
		1,371,870
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	1,167	48,057
Oil-Field Services — 0.2%
Baker Hughes, Inc.	467	40,788
Schlumberger, Ltd.	2,021	217,116
Weatherford International, Ltd.†	700	34,713
		292,617
Optical Supplies — 0.2%
Alcon, Inc.	1,865	303,603
Pharmacy Services — 0.1%
Express Scripts, Inc.†	2,300	144,256
Medco Health Solutions, Inc.†	1,330	62,776
		207,032
Retail-Building Products — 0.0%
Home Depot, Inc.	1,500	35,130
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	108	4,363
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,044	80,942
Retail-Discount — 0.2%
Target Corp.	1,538	71,502
Wal-Mart Stores, Inc.	4,742	266,500
		338,002
Retail-Drug Store — 0.4%
CVS Caremark Corp.	14,417	570,481
Walgreen Co.	651	21,164
		591,645
Retail-Jewelry — 0.0%
Tiffany & Co.	300	12,225
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	2,067	82,763
Macy’s, Inc.	834	16,196
		98,959
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	400	12,776
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	4,875	112,369
Telecom Services — 0.1%
TW Telecom, Inc.†	5,515	88,405
Telecommunication Equipment — 0.0%
Harris Corp.	500	25,245
Nortel Networks Corp.†	271	2,228
		27,473

Telephone-Integrated — 0.3%
AT&T, Inc.	8,755	294,956
Sprint Nextel Corp.	1,454	13,813
Verizon Communications, Inc.	1,357	48,038
		356,807
Therapeutics — 0.1%
Amylin Pharmaceuticals, Inc.†	1,200	30,468
ImClone Systems, Inc.†	1,585	64,130
		94,598
Tobacco — 0.1%
Philip Morris International, Inc.	1,900	93,841
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,251	76,899
Web Portals/ISP — 0.3%
Google, Inc., Class A†	705	371,126
Yahoo!, Inc.†	1,793	37,043
		408,169
Wireless Equipment — 0.2%
Nokia Oyj ADR	3,700	90,650
QUALCOMM, Inc.	4,726	209,693
		300,343
Total Common Stock (cost $19,143,551)		22,582,409
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	2,000	33,200
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	12,892
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(2)	2,000	46,500
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	2,400	42,744
Total Preferred Stock (cost $175,655)		135,336
ASSET BACKED SECURITIES — 15.9%
Diversified Financial Services — 15.9%
AESOP Funding II LLC, Series 2003-5A, Class A2 2.86% due 12/20/09*(1)	$200,000	196,203
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	900,000	882,598
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	75,331	72,665
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	480,000	476,337
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	130,750	130,163
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	303,463	298,707
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(3)	7,541	7,544
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	270,000	265,133
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	105,000	99,787
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	35,000	31,709
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(3)	1,050,000	977,305
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(4)(5)	91,792	85,432
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(5)	87,270	70,247
Banc of America Large Loan, Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(3)(4)	145,000	120,426
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(3)	930,000	873,265
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(3)	50,000	48,511
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	380,000	351,483
Capital One Auto Finance Trust, Series 2007-B, Class A3B 2.47% due 04/15/12(1)	40,000	38,247
Capital One Auto Finance Trust, Series 2006-C, Class A3B 2.48% due 07/15/11(1)	67,371	65,330
Capital One Auto Finance Trust, Series 2006-A, Class A4 2.48% due 12/15/12(1)	410,000	381,254
Capital One Auto Finance Trust, Series 2006-C, Class A4 2.50% due 05/15/13(1)	170,000	150,906
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.51% due 10/15/12(1)	39,443	36,806
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	125,000	118,917
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	75,000	73,127

Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.02% due 07/25/37(4)(5)	84,852	80,401
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(3)(4)	53,000	48,044
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	300,000	289,287
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	87,000	88,866
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	149,000	146,313
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	126,000	65,628
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(5)	248,467	230,513
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	216,181	203,409
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(3)(4)	1,050,000	1,011,242
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	175,000	159,530
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	240,000	226,941
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(3)	12,000	11,482
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(3)(4)	5,000	4,951
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(3)	930,000	878,945
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.75% due 03/06/20*(1)(3)(6)	170,000	154,700
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	600,000	587,576
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(4)(5)	85,808	79,123
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.43% due 04/25/35(4)(5)	205,126	198,316
Hertz Vehicle Financing LLC Series 2005-2A, Class A2 4.93% due 02/25/10*	210,000	208,966
Hertz Vehicle Financing LLC, Series 2005-2A, Class A1 2.62% due 02/25/10*(1)	210,000	207,263
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 2.73% due 11/25/11*(1)	85,000	77,715
Impac CMB Trust, Series 2005-4, Class 1A1A 2.75% due 05/25/35(1)(5)	291,202	234,873
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	600,000	595,243
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	125,000	112,744
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	15,000	13,951
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(3)(4)	445,000	437,116
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(3)	575,000	555,773
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(3)(4)	175,000	142,665
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(3)(4)	60,000	57,909
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	50,000	52,398
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	420,000	395,945
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(3)	240,000	244,677
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(4)(5)	290,006	283,670
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	400,000	380,351
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	1,300,000	1,300,571
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	1,390,000	1,313,004
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/18(3)(4)	500,000	493,015
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	163,581	167,378
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	195,000	199,674
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	212,416	194,735
MortgageIT Trust, Series 2005-4, Class A1 2.76% due 10/25/35(1)(5)	653,339	490,112

Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(3)	500,000	518,167
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	80,000	70,400
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	220,017
Providian Master Note Trust, Series 2006-B1A, Class B1 5.35% due 03/15/13*	320,000	306,567
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	209,671	192,197
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.12% due 10/15/12(1)	122,662	116,257
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(4)(5)	286,406	274,672
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(4)(5)	368,577	353,278
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	102,782	100,326
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	790,000	782,199
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 2.49% due 10/15/13*(1)	170,000	159,474
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(4)(5)	615,080	587,740
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.55% due 01/25/35(4)(5)	766,409	709,259
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(4)(5)	124,380	120,193
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	47,995	45,856
Total Asset Backed Securities (cost $24,103,713)		23,033,719
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $5,000)	5,000	4,300
CORPORATE BONDS & NOTES — 22.8%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	21,000	20,874
United Technologies Corp. Notes 6.13% due 07/15/38	10,000	10,045
		30,919
Agricultural Chemicals — 0.0%
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	10,000	9,625
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,900
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	10,000	10,450
		24,975
Agricultural Operations — 0.2%
Cargill, Inc. Notes 5.60% due 09/15/12*	260,000	262,005
Airlines — 0.6%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	139,273	127,435
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	17,400
Continental Airlines, Inc.
Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	350,000	347,375
Continental Airlines, Inc. Series 2003-CB6, Class A2 6.65% due 03/15/19	43,380	39,476
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	65,000	49,400
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	12,489	11,240
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	260,409	246,966
		839,292
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Debentures 6.38% due 02/01/29	15,000	7,875
General Motors Corp. Debentures 8.25% due 07/15/23	10,000	5,825
		13,700
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	16,000	16,180

Banks-Commercial — 0.4%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	8,000	7,944
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	15,000	12,268
Credit Suisse New York Senior Notes 5.00% due 05/15/13	28,000	27,249
First Maryland Capital II 3.72% due 02/01/27(1)	32,000	21,586
HSBC Bank USA NA Sub. Notes 7.00% due 01/15/39	20,000	20,177
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	13,700
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	9,311
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	25,000	24,317
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,212
Sovereign Bank Sub. Notes 8.75% due 05/30/18	413,000	393,888
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	28,458
US Bank NA Notes 3.90% due 08/15/08	6,000	6,001
		580,111
Banks-Fiduciary — 0.0%
State Street Capital Trust IV 3.78% due 06/15/37(1)	20,000	15,355
Banks-Super Regional — 0.9%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	122,000	117,737
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	60,000	57,706
Bank of America Corp. Senior Notes 5.38% due 09/11/12	180,000	180,339
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	182,927
Bank of America Corp. Senior Notes 6.00% due 09/01/17	110,000	105,986
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	24,334
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	13,223
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	285,000	282,386
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	11,000	8,911
Huntington Capital Trust I 3.60% due 02/01/27(1)	20,000	12,300
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	27,000	27,245
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(1)(9)	15,000	11,608
Wachovia Capital Trust III 5.80% due 03/15/42(1)	305,000	207,400
Wachovia Corp. Notes
5.50% due 05/01/13	14,000	13,400
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	30,000	30,168
		1,275,670
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	170,000	174,377
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	291,752
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	8,700
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	150,452
		625,281
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	11,000	10,794
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	52,650
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	20,000	19,700
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	182,225
		265,369
Cable TV — 0.5%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	200,000	220,153
CCH I Holdings LLC/CCH I Holdings Capital Corp. Company Guar. Notes 11.00% due 10/01/15	7,000	5,145
CCH II LLC/CCH II Capital Corp. Senior Notes Series B 10.25% due 09/15/10	17,000	16,447
CCH II LLC/CCH II Capital Corp. Senior Notes Series B 10.25% due 09/15/10	3,000	2,895
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	18,000	17,622

COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	115,316
COX Communications, Inc. Notes 5.88% due 12/01/16*	110,000	106,074
COX Communications, Inc. Bonds 6.95% due 06/01/38*	7,000	6,845
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	295,000	293,186
		783,683
Casino Hotels — 0.2%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	150,000	134,062
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	20,000	16,200
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	125,000	120,920
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	9,950
		281,132
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	5,000	4,550
Cellular Telecom — 0.2%
Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(1)	15,000	14,475
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	319,397
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	10,432
Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(1)	5,000	5,013
		349,317
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	9,019
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	17,000	17,192
		26,211
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	225,000	209,645
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	13,725
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	35,000	26,075
		249,445
Coal — 0.2%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	270,000	270,675
Commercial Services-Finance — 0.2%
Credit Suisse/New York NY Sub. Notes 6.00% due 02/15/18	230,000	221,471
The Western Union Co. Senior Notes 5.40% due 11/17/11	42,000	41,771
		263,242
Computer Services — 0.2%
Compucom Systems, Inc. Senior Sub. Notes
12.50% due 10/01/15*	5,000	4,575
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	285,672
		290,247
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	10,000	9,821
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	5,000	4,900
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	65,000	67,626
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	40,000	32,000
		99,626
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	10,000	9,955
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	8,800
Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	15,000	14,755
Citigroup Capital XXI 8.30% due 12/21/57(1)	260,000	245,526
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	20,000	20,491

General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	31,000	28,094
		308,866
Diversified Manufacturing Operations — 0.2%
Cooper US, Inc. Senior Notes 5.45% due 04/01/15	15,000	15,103
General Electric Co. Senior Notes 5.25% due 12/06/17	339,000	325,892
		340,995
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	274,000	193,283
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	33,000	33,397
The AES Corp. Senior Notes 8.00% due 10/15/17	20,000	19,600
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	20,700
		73,697
Electric-Integrated — 1.2%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	17,000	17,210
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	91,000	88,877
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	225,000	219,639
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	27,000	24,712
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	12,000	12,100
DTE Energy Co. Senior Notes 7.05% due 06/01/11	25,000	25,901
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	20,000	19,514
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	43,995
Exelon Corp. Senior Notes 6.75% due 05/01/11	16,000	16,437
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	22,020	22,595
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	9,000	9,141
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	31,581	31,924
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	15,488
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,840
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	11,000	9,756
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	440,000	456,287
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	23,000	22,229
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,277
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	22,000	20,913
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	15,983
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	47,000	44,730
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	27,000	26,386
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	30,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	16,000	15,130
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*	10,000	9,800
Texas Competitive Electric Holdings Co. LLC Senior Notes Series B 10.25% due 11/01/15*	10,000	9,800
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	150,000	149,864
Union Electric Co. Sec. Notes 6.40% due 06/15/17	320,000	319,383
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	20,000	20,258
		1,693,169
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	350,000	339,413
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	29,641

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	24,000	23,377
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	220,000	219,903
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,316
Ford Motor Credit Co., LLC Senior Notes 7.38% due 10/28/09	150,000	136,617
GMAC LLC Senior Bonds 6.88% due 09/15/11	20,000	14,371
GMAC LLC Senior Bonds 6.88% due 08/28/12	218,000	149,281
		304,585
Finance-Commercial — 0.3%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	400,000	275,939
CIT Group, Inc. Notes 5.85% due 09/15/16	125,000	86,246
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	19,843
		382,028
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 8.45% due 06/15/18	10,000	9,593
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	21,000	20,878
Discover Financial Services Notes 6.45% due 06/12/17	75,000	63,385
MBNA America Bank NA Senior Notes 7.13% due 11/15/12	11,000	11,738
		96,001
Finance-Investment Banker/Broker — 4.0%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	15,000	13,892
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	20,000	19,509
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	360,000	355,000
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	97,598
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	12,867
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	90,000	76,532
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	75,000	71,978
Citigroup, Inc. 8.40% due 04/30/18(1)(9)	11,000	10,457
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	21,000	20,601
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	665,000	646,601
JP Morgan Chase & Co.
Senior Notes
5.38% due 01/15/14	30,000	29,906
JP Morgan Chase & Co.
Senior Notes
6.00% due 01/15/18	110,000	107,156
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	10,000	9,275
JP Morgan Chase & Co. 7.90% due 04/30/18(1)(9)	20,000	18,753
Lazard Group LLC Senior Notes 6.85% due 06/15/17	520,000	458,636
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	10,000	9,031
Lehman Brothers Holdings, Inc. Notes 5.63% due 01/24/13	70,000	66,255
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	210,000	200,438
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17	30,000	28,183
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	80,000	68,864
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	390,000	360,596
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38	14,000	12,986
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	21,000	22,319
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	225,000	212,220
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	17,000	16,638
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	215,000	170,754
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	250,000	231,658

Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	115,000	109,449
Morgan Stanley Sub. Notes 4.75% due 04/01/14	490,000	446,503
Morgan Stanley Senior Notes 5.38% due 10/15/15	8,000	7,319
Morgan Stanley Notes 5.55% due 04/27/17	100,000	89,440
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	228,177
Morgan Stanley Senior Notes 6.00% due 04/28/15	10,000	9,560
Morgan Stanley Senior Notes 6.60% due 04/01/12	15,000	15,251
Morgan Stanley Senior Notes 6.63% due 04/01/18	112,000	106,123
Schwab Capital Trust I 7.50% due 11/15/37(1)	167,000	151,147
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	1,000	988
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	135,000	132,643
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	24,000	23,194
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	245,000	254,744
The Bear Stearns Cos., Inc. Senior Notes 7.63% due 12/07/09	10,000	10,337
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	100,000	99,749
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	150,883
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	24,254
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	108,742
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	130,000	115,921
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	428,000	391,511
		5,824,638
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	41,878
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	15,000	13,656
		55,534
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	170,000	154,486
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	10,000	10,090
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	120,000	122,591
Kraft Foods, Inc.
Senior Notes 6.50% due 08/11/17	11,000	11,014
Kraft Foods, Inc. Sub. Notes 6.88% due 01/26/39	18,000	17,468
		161,163
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	5,000	4,738
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	5,000	3,963
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	290,000	305,368
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	10,000	9,431
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	105,000	92,722
		102,153
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	23,531
Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	14,900
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	5,000	5,050
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	8,600
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	400,000	353,458
		382,008

Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	22,270
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	19,000	18,841
Lincoln National Corp. Senior Notes 6.30% due 10/09/37	10,000	9,391
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,284
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	29,375
Prudential Financial, Inc. Jr. Sub. Notes 8.88% due 06/15/38(1)	10,000	9,997
		108,158
Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc. Jr. Sub. Debentures 8.13% due 06/15/38(1)	325,000	316,308
MetLife Capital Trust X Debentures 9.25% due 04/08/38*(1)	30,000	32,304
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	66,160
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	39,553
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	241,180
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	240,000	215,921
		911,426
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 10.75% due 06/15/58*(1)	10,000	9,575
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	420,000	356,357
		365,932
Insurance-Property/Casualty — 0.8%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	260,000	282,890
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	16,000	15,409
Chubb Corp. Senior Notes 6.50% due 05/15/38	9,000	8,600
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	465,000	331,761
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	195,000	207,961
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	131,680
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	4,000	3,718
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	201,475
		1,183,494
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	20,000	19,782
Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	13,000	13,042
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	420,000	423,703
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	450,000	431,890
		868,635
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	165,000	160,397
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 11.63% due 10/15/17	10,000	10,600
Johnson & Johnson Senior Notes 5.85% due 07/15/38	24,000	24,409
LVB Acquisition Merger Sub, Inc. Notes 10.38% due 10/15/17	10,000	10,600
		45,609
Medical-Drugs — 0.1%
American Home Products Corp. Notes 6.95% due 03/15/11	20,000	21,172
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	11,000	10,919
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	14,000	13,673
Wyeth Bonds 5.50% due 02/01/14	25,000	25,202
		70,966
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 6.35% due 03/15/18	15,000	15,009

Humana, Inc. Bonds 8.15% due 06/15/38	10,000	10,077
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	10,000	9,954
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	220,000	212,813
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	9,000	8,517
WellPoint, Inc. Notes 5.00% due 01/15/11	6,000	5,930
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	10,000	8,646
		270,946
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	20,000	20,125
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	21,687
HCA, Inc. Senior Notes 9.13% due 11/15/14	15,000	15,338
HCA, Inc. Senior Notes 9.25% due 11/15/16	35,000	36,050
		93,200
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	370,000	361,428
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	14,000	13,969
		375,397
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	22,020
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	18,000	18,020
Alcoa, Inc. Bonds 6.50% due 06/15/18	17,000	17,185
		35,205
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	10,000	10,550
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	110,000	111,677
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	47,435
News America, Inc. Debentures 7.28% due 06/30/28	115,000	118,186
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	15,430
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	24,000	24,437
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	145,000	156,253
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	25,000	27,056
Time Warner, Inc. Bonds 6.63% due 05/15/29	310,000	282,092
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	57,530
Viacom, Inc. Senior Notes 6.25% due 04/30/16	227,000	219,253
		1,059,349
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	16,000	16,417
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	10,025
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	51,000	50,193
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	222,399
		282,617
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	40,000
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	20,000	18,000
		58,000
Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29	15,000	17,204
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	59,000	63,934
		81,138
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	20,000	19,973

Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	36,549
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	14,000	12,836
		49,385
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	4,838
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	25,000	15,750
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	4,700
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,700
International Paper Co. Notes 7.40% due 06/15/14	165,000	164,682
		189,832
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	15,000	14,887
Pipelines — 0.4%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	30,000	31,632
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,125
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,367
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	10,000	9,850
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	450,000	456,867
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	19,000	17,997
Rockies Express Pipeline LLC Senior Notes 7.50% due 07/15/38*	20,000	20,286
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	21,200
		598,324
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	265,000	271,651
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	5,000	4,938
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	10,000	7,300
		12,238
Radio — 0.3%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	390,000	395,795
Real Estate Investment Trusts — 2.0%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	76,476
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	253,931
Colonial Properties Trust Notes 6.25% due 06/15/14	40,000	37,298
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	300,000	290,707
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	180,000	168,865
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	200,000	182,921
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	240,000	213,935
Kimco Realty Corp. Notes 5.58% due 11/23/15	375,000	342,582
Liberty Property LP Senior Notes 5.63% due 10/01/17	40,000	37,399
Liberty Property LP Senior Notes 7.25% due 03/15/11	200,000	203,764
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	219,278
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	15,000	14,541
Realty Income Corp. Senior Notes 6.75% due 08/15/19	305,000	287,263
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	7,641
Simon Property Group LP Notes 5.30% due 05/30/13	285,000	280,391
Simon Property Group LP Senior Notes 6.13% due 05/30/18	10,000	9,728

United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	301,260
		2,927,980
Real Estate Management/Services — 0.3%
AMB Property LP Senior Notes 5.45% due 12/01/10	415,000	419,011
Real Estate Operations & Development — 0.5%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	410,000	358,963
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	118,495
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	164,240
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	18,511
		660,209
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	7,963
Rental Auto/Equipment — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	285,000	237,058
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	8,000
		245,058
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	7,000
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	14,000	13,756
Retail-Drug Store — 0.1%
CVS Corp. Senior Notes 6.13% due 08/15/16	16,000	16,136
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	148,835	143,048
		159,184
Retail-Regional Department Stores — 0.2%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	230,000	213,437
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	10,000	8,650
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 4.86% due 06/20/13(1)	16,000	12,906
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	40,821
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	38,000	30,400
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	20,000	17,400
Western Financial Bank Senior Debentures 9.63% due 05/15/12	37,000	38,503
		140,030
Special Purpose Entities — 0.3%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	24,000	23,005
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	8,600
Farmers Exchange Capital Notes 7.05% due 07/15/28*	430,000	393,063
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	4,000	4,000
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	13,000	10,995
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,639
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	10,000	7,400
The Goldman Sachs Capital III 3.45% due 09/01/12(1)(9)	34,000	24,120
		491,822
Steel-Producers — 0.1%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	30,000	30,414
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	15,000	13,909
Ryerson, Inc. Senior Sec. Notes 10.25% due 11/01/14*(1)	10,000	9,400
United States Steel Corp. Senior Notes 7.00% due 02/01/18	11,000	10,976
		64,699
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	45,000	42,096
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	15,000	14,700
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	100,000	92,250

Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	14,438
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	240,000	257,827
		421,311
Telephone-Integrated — 0.8%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	300,000	262,154
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	14,911
AT&T, Inc. Senior Notes 5.50% due 02/01/18	250,000	242,252
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	51,498
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	20,000	20,182
SBC Communications, Inc. Notes 5.10% due 09/15/14	120,000	117,632
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	110,000	108,075
Verizon Communications, Inc. Notes 6.40% due 02/15/38	170,000	158,249
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	161,000	159,112
Verizon New York, Inc. Debentures 6.88% due 04/01/12	27,000	28,158
		1,162,223
Television — 0.2%
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	14,592
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	170,000	177,669
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	85,000	82,362
Paxson Communications Corp. Senior Sec. Notes 8.96% due 01/15/13*(1)	15,000	9,675
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	2,800
		287,098
Tobacco — 0.3%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	225,000	218,692
Philip Morris International, Inc. Notes 6.38% due 05/16/38	210,000	204,650
		423,342
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,743	2,551
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	74,266
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	14,772	13,812
		90,629
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	10,000	10,034
CSX Corp. Senior Notes 6.25% due 03/15/18	20,000	19,253
		29,287
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	20,000	19,200
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 7.31% due 09/01/14(1)	4,000	3,200
Total Corporate Bonds & Notes (cost $34,828,621)		33,023,844
FOREIGN CORPORATE BONDS & NOTES — 5.7%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	241,292	253,270
Banks-Commercial — 1.0%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(1)(9)	20,000	17,051
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.37% due 12/30/09(1)(9)	23,000	14,030
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	5,000	4,164
HBOS PLC Sub. Notes 5.92% due 10/01/15*(1)(9)	10,000	7,122
HBOS PLC Sub. Notes 6.75% due 05/21/18*	190,000	181,710
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	275,000	258,973
NIB Capital Bank Bonds 5.82% due 12/11/13*(1)(9)	23,000	11,871
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	353,604

Russian Agricultural Bank Bonds 7.18% due 05/16/13	275,000	274,389
VTB Capital SA Senior Notes 6.25% due 07/02/35*	350,000	325,500
		1,448,414
Banks-Money Center — 0.5%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	605,000	616,496
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	35,000	35,071
		651,567
Beverages-Wine/Spirits — 0.0%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	31,000	30,448
Brewery — 0.6%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	250,000	282,500
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	160,000	182,800
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	10,000	9,439
SABMiller PLC Notes 6.50% due 07/01/16*	290,000	299,471
		774,210
Broadcast Services/Program — 0.0%
Grupo Televisa SA Notes 6.00% due 05/15/18*	7,000	6,807
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	20,000	19,262
Vodafone Airtouch PLC Senior Notes 7.75% due 02/15/10	10,000	10,450
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	19,000	18,484
		48,196
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	15,000	13,275
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	10,250
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	28,947
		39,197
Diversified Minerals — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	22,000	22,067
Diversified Operations — 0.3%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	20,588
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	350,000	354,648
		375,236
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes
6.50% due 10/27/36*	350,000	324,758
Electric-Integrated — 0.4%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	24,796
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	215,000	216,801
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	275,000	280,709
TransAlta Corp. Senior Notes 6.65% due 05/15/18	12,000	11,763
		534,069
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	24,000	24,209
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	20,000	17,689
Insurance-Multi-line — 0.2%
Aegon NV Sub. Bonds 4.21% due 07/15/14(1)(9)	33,000	19,833
AXA SA Sub. Notes 8.60% due 12/15/30	280,000	301,578
		321,411
Insurance-Property/Casualty — 0.2%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	230,000	225,047
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	12,000	11,543

Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14		15,000	11,100
AstraZeneca PLC Senior Notes 5.90% due 09/15/17		10,000	10,250
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11		10,000	9,700
			31,050
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32		110,000	107,160
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13		11,000	11,044
Oil Companies-Exploration & Production — 0.0%
EnCana Corp. Sub. Notes 6.50% due 02/01/38		10,000	9,892
Oil Companies-Integrated — 0.0%
Petro-Canada Senior Notes 6.80% due 05/15/38		15,000	14,693
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39		10,000	10,203
			24,896
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		15,000	8,850
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14		47,000	46,700
Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*		30,000	29,441
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08		33,000	33,236
Special Purpose Entities — 0.6%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)		40,000	22,000
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*		209,564	208,055
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13		555,000	583,050
			813,105
Steel-Producers — 0.2%
ArcelorMittal Notes 6.13% due 06/01/18*		225,000	219,883
Steel-Specialty — 0.2%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 10/20/17*		220,000	221,027
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11		38,000	40,799
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*		10,000	9,900
Telephone-Integrated — 0.8%
British Telecom PLC Senior Notes 5.15% due 01/15/13		250,000	243,733
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10		250,000	264,473
France Telecom SA Bonds 7.75% due 03/01/11		220,000	232,989
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		340,000	346,705
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/38		16,000	16,258
			1,104,158
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*		363,000	310,157
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		30,000	31,199
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38		20,000	20,230
Total Foreign Corporate Bonds & Notes (cost $8,485,130)			8,194,140
FOREIGN GOVERNMENT AGENCIES — 1.8%
Sovereign — 1.8%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,500,000	1,214,945
Federal Republic of Brazil Notes 6.00% due 08/15/10(10)	BRL	1,050,000	1,110,841
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	22,210
Federal Republic of Brazil Bonds 10.50% due 07/14/14		35,000	44,275

Province of Quebec Debentures 7.50% due 09/15/29	41,000	52,381
Republic of Argentina Bonds 3.09% due 08/03/12(1)	50,000	26,900
Republic of Argentina Notes 8.28% due 12/31/33	18,173	13,884
Republic of Turkey Senior Notes 11.88% due 01/15/30	50,000	70,250
Republic of Venezuela Notes 8.50% due 10/08/14	20,000	18,850
Republic of Venezuela Bonds 9.25% due 09/15/27	25,000	23,463
Russian Federation Bonds 7.50% due 03/31/30*(2)	19,700	22,111
Russian Federation Notes 8.25% due 03/31/10	6,667	6,952
Total Foreign Government Agencies (cost $2,623,739)		2,627,062
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 4.86% due 12/15/13(12)(13) (cost $216,700)	216,700	175,392
MUNICIPAL BONDS & NOTES — 0.2%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue Revenue Bonds 6.30% due 07/01/08	100,000	100,008
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17	125,000	141,557
Total Fixed Income Bond Funds (cost $228,322)		241,565
U.S. GOVERNMENT AGENCIES — 56.0%
Federal Home Loan Mtg. Corp. — 14.8%
5.00% due 12/01/20	36,577	36,309
5.00% due 05/01/21	1,542,984	1,531,668
5.00% due 07/01/21	179,833	178,064
5.00% due 10/01/33	56,990	54,997
5.00% due 05/01/34	87,283	84,066
5.00% due 06/01/34	141,255	136,049
5.00% due 02/01/35	332,098	319,339
5.00% due 07/01/35	126,211	121,362
5.00% due 08/01/35	122,020	117,332
5.00% due 09/01/35	409,411	393,682
5.00% due 10/01/35	171,933	165,327
5.00% due 11/01/35	49,990	48,069
5.00% due 12/01/35	831,999	800,036
5.00% due July TBA	5,200,000	4,982,250
5.50% due 07/01/34	84,783	83,842
5.50% due 07/01/35	99,071	97,879
5.50% due 04/01/37	90,358	89,102
5.50% due 05/01/37	87,280	86,066
5.50% due 06/01/37	352,852	347,945
5.50% due 08/01/37	1,072,632	1,057,716
5.50% due July TBA	8,750,000	8,618,750
5.79% due 01/01/37(1)	53,193	54,073
5.81% due 01/01/37(1)	91,368	92,064
5.96% due 10/01/36(1)	152,405	154,738
6.00% due 09/01/26	393,519	400,450
6.00% due 12/01/33	116,673	118,639
6.00% due 08/01/36	39,315	39,769
6.50% due 05/01/16	7,520	7,826
6.50% due 05/01/29	20,697	21,563
6.50% due 11/01/34	27,382	28,331
6.50% due 03/01/36	56,964	58,796
6.50% due 05/01/36	1,511	1,560
7.00% due 04/01/32	18,179	19,197
8.50% due 11/01/08	181	181
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(5)	151,850	147,568
Series 2586, Class NK
3.50% due 08/15/16(5)	63,323	62,641
Series 3026, Class PC
4.50% due 01/15/34(5)	150,000	143,264
Series 3116, Class PD
5.00% due 10/15/34(5)	150,000	144,656
Series 3102, Class PG
5.00% due 11/15/28(5)	70,000	70,733
Series 3317, Class PD
5.00% due 09/15/31(5)	90,000	89,851
Series 3312, Class LB
5.50% due 11/15/25(5)	222,000	219,990
Series 3349, Class HB
5.50% due 06/15/31(5)	79,000	80,007
Series 1577, Class PK
6.50% due 09/15/23(5)	96,000	101,805
Series 1226, Class Z
7.75% due 03/15/22(5)	5,779	6,057
		21,413,609
Federal National Mtg. Assoc. — 39.6%
4.56% due 01/01/15	839,456	816,794
4.75% due 12/15/10	15,000	15,475
4.85% due 11/01/15	819,435	822,750
5.00% due 03/01/18	68,016	67,931
5.00% due 06/01/19	19,471	19,397
5.00% due 07/01/22	2,328,078	2,305,006
5.00% due 09/01/35	639,287	614,927
5.00% due 10/01/35	2,396,133	2,304,827
5.00% due 12/01/36	2,324,838	2,236,249
5.00% due July TBA	3,755,000	3,598,935
5.50% due 06/01/20	437,787	442,844
5.50% due 07/01/20	347,183	351,193
5.50% due 03/01/21	359,315	363,465
5.50% due 04/01/21	499,863	504,076
5.50% due 06/01/21	333,880	336,694
5.50% due 09/01/21	340,442	343,311
5.50% due 10/01/21	416,457	419,967
5.50% due 12/01/21	866,279	873,580
5.50% due 02/01/22	391,563	394,658
5.50% due 06/01/22	315,541	318,034
5.50% due 11/01/22	1,207,635	1,217,178
5.50% due 12/01/22	402,437	405,617
5.50% due 04/01/23	750,000	755,851
5.50% due 12/01/33	198,797	197,116
5.50% due 05/01/34	22,473	22,283

5.50% due 06/01/34	62,114	61,473
5.50% due 07/01/35	4,975,666	4,924,257
5.50% due 12/01/35	142,189	140,586
5.50% due 02/01/36	63,243	64,326
5.50% due 06/01/36	2,706,660	2,685,462
5.50% due 12/01/36	6,273	6,195
5.50% due 03/01/37	726,009	716,538
5.50% due 06/01/37	1,338,597	1,321,136
5.50% due 07/01/37	1,865,270	1,840,938
5.50% due July TBA	6,390,000	6,298,144
5.92% due 10/01/11	435,814	448,893
6.00% due 06/01/17	29,581	30,426
6.00% due 08/01/21	551,263	565,803
6.00% due 06/01/26	242,705	246,666
6.00% due 03/01/27	296,040	300,776
6.00% due 12/01/33	21,060	21,369
6.00% due 05/01/34	75,903	76,874
6.00% due 07/01/34	9,245	9,371
6.00% due 04/01/38	138,031	139,408
6.00% due July TBA	4,150,000	4,246,844
6.06% due 09/01/11	265,706	275,353
6.11% due 05/01/11	237,058	244,606
6.50% due 08/01/16	21,784	22,732
6.50% due 09/01/32	44,761	46,467
6.50% due 04/01/34	11,424	11,806
6.50% due 11/01/35	69,455	71,667
6.50% due 02/01/36	331,955	342,218
6.50% due 06/01/36	22,778	23,483
6.50% due 07/01/36	35,928	37,039
6.50% due 09/01/36	78,127	80,543
6.50% due 11/01/36	53,386	55,037
6.50% due 10/01/37	70,467	72,630
6.50% due July TBA	10,825,000	11,142,984
6.52% due 02/01/11	143,254	148,054
7.00% due 06/01/37	575,896	604,309
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE
5.00% due 11/25/30(5)	85,000	84,969
		57,157,540
Government National Mtg. Assoc. — 1.6%
4.50% due 10/15/35	236,773	220,934
4.50% due 05/15/36	546,536	509,969
5.50% due 04/15/36	341,788	340,812
6.00% due 02/15/33	81,014	82,565
6.50% due 07/15/28	795,045	826,498
6.50% due 08/15/28	36,366	37,805
6.50% due 09/15/28	79,289	82,426
6.50% due 11/15/28	67,258	69,918
7.00% due 11/15/31	19,347	20,580
7.00% due 01/15/33	30,675	32,647
7.00% due 05/15/33	43,911	46,730
7.50% due 01/15/32	18,640	20,048
8.00% due 02/15/30	5,097	5,585
8.50% due 11/15/17	3,518	3,837
9.00% due 11/15/21	1,045	1,146
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB
7.50% due 09/16/35(5)	13,750	14,813
Series 2005-74, Class HC
7.50% due 09/16/35(5)	7,995	8,567
Series 2005-74, Class HA
7.50% due 09/16/35(5)	1,869	1,979
		2,326,859
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	8,056	8,172
Total U.S. Government Agencies (cost $80,560,861)		80,906,180
U.S. GOVERNMENT TREASURIES — 4.4%
United States Treasury Bonds — 0.8%
5.00% due 05/15/37	22,000	23,643
6.25% due 08/15/23(16)	320,000	380,725
6.63% due 02/15/27(16)	600,000	752,063
		1,156,431
United States Treasury Notes — 3.6%
2.13% due 01/31/10	130,000	129,330
2.75% due 02/28/13	15,000	14,644
3.38% due 06/30/13	19,000	19,034
3.50% due 08/15/09	1,250,000	1,265,917
3.50% due 05/31/13	150,000	151,113
3.50% due 02/15/18	33,000	31,765
3.88% due 05/15/10	2,675,000	2,740,620
3.88% due 05/15/18	8,000	7,950
4.00% due 06/15/09	240,000	243,656
4.13% due 05/15/15	150,000	155,004
4.25% due 08/15/15	250,000	259,746
4.25% due 11/15/17	28,000	28,602
4.50% due 11/15/15	40,000	42,125
4.50% due 02/15/16	29,000	30,507
		5,120,013
Total U.S. Government Treasuries (cost $6,257,206)		6,276,444
Total Long-Term Investment Securities (cost $176,628,498)		177,200,391
SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Notes 1.85% due 07/01/08	200,000	200,000
U.S. Government Treasuries — 0.2%
United States Treasury Notes 3.25% due 08/15/08(16)	300,000	300,563
Total Short-Term Investment Securities (cost $499,767)		500,563
REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $245,002 and collateralized by $255,000 of Federal National Mtg. Assoc. Notes, bearing interest at 4.13%, due 04/15/14 and having an approximate value of $254,363	245,000	245,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $712,007 and collateralized by $715,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.38%, due 03/15/13 and having an approximate value of $729,300	712,000	712,000
UBS Securities LLC Joint Repurchase Agreement(14)	1,800,000	1,800,000
Total Repurchase Agreements (cost $2,757,000)		2,757,000
TOTAL INVESTMENTS (cost $179,885,265) (15)	124.8%	180,457,954
Liabilities in excess of other assets	(24.8)	(35,825,814)
NET ASSETS	100.0%	$144,632,140

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $10,109,985 representing 7.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security; see Note 1
(7)	Illiquid security
(8)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of June 30, 2008, the Multi-Managed Income Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc. 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$4,300	$86.00	0.00%
Southern Energy, Inc. 7.90% due 7/15/09	01/10/2006	30,000	0	0	0.00	0.00%
				$4,300		0.00%

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Brazilian inflation linked security. Income is linked to Brazil’s IPCA Consumer Price Index.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(13)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of June 30, 2008	Unrealized Appreciation (Depreciation)
30	Long	U. S. Treasury 2 YR Notes	September 2008	$6,289,780	$6,336,094	$46,314
145	Long	U. S. Treasury 5 YR Notes	September 2008	15,908,771	16,030,430	121,659
288	Short	U. S. Treasury 10 YR Notes	September 2008	32,402,351	32,809,500	(407,149)
20	Short	U. S. Treasury Bonds	September 2008	2,269,586	2,311,875	(42,289)
40	Long	Euro-Bund	September 2008	7,055,487	6,968,343	(87,144)
21	Long	Long Gilt	September 2008	4,444,792	4,362,787	(82,005)
						$(450,614)

Open Forward Foreign Currency Contracts

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Appreciation
	CLP	276,500,000	USD	534,042	09/30/2008	$10,962
	NZD	1,390,000	USD	1,047,636	09/17/2008	1,701
*	USD	2,632,143	BRL	4,422,000	09/17/2008	37,002
	USD	544,442	IDR	5,074,740,000	07/18/2008	4,253
	USD	966,605	MYR	3,155,000	09/17/2008	143
	USD	321,909	MYR	1,052,000	09/17/2008	442
						54,503

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Depreciation
*	BRL	6,342,000	USD	3,781,753	09/17/2008	$(46,314)
	GBP	491,000	USD	956,885	09/17/2008	(15,279)
	GBP	492,000	USD	957,826	09/17/2008	(16,318)
	GBP	419,000	USD	813,132	09/17/2008	(16,474)
	NZD	1,070,000	USD	798,284	09/17/2008	(6,860)
	USD	322,195	MYR	1,051,000	09/17/2008	(150)
						(101,395)
Net Unrealized Appreciation (Depreciation)						$(46,892)

*

Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real
CLP — Chilean Peso
GBP — Pound Sterling
IDR — Indonesian Rupiah
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
USD — United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/Principal Amount (18)	Market Value (Note 1)

COMMON STOCK — 75.5%
Advanced Materials — 0.0%
Ceradyne, Inc.†	1,978	$67,847
PV Crystalox Solar PLC	9,925	39,343
		107,190
Advertising Sales — 0.0%
Focus Media Holding, Ltd. ADR†	5,955	165,077
Advertising Services — 0.0%
JC Decaux SA	1,508	38,444
Aerospace/Defense — 1.1%
BAE Systems PLC	23,918	210,812
Boeing Co.	16,479	1,083,001
Lockheed Martin Corp.	12,074	1,191,222
Northrop Grumman Corp.	1,962	131,258
Raytheon Co.	15,087	849,097
Teledyne Technologies, Inc.†	3,128	152,616
		3,618,006
Aerospace/Defense-Equipment — 0.3%
Curtiss-Wright Corp.	1,828	81,785
European Aeronautic Defense and Space Co. NV	3,339	63,296
HEICO Corp.	1,543	50,210
Moog, Inc., Class A†	6,362	236,922
Orbital Sciences Corp.†	9,663	227,661
United Technologies Corp.	6,036	372,422
		1,032,296
Agricultural Chemicals — 0.9%
Andersons, Inc.	5,577	227,044
CF Industries Holdings, Inc.	7,038	1,075,408
Monsanto Co.	6,558	829,195
Terra Industries, Inc.	16,986	838,260
		2,969,907
Airlines — 0.4%
Air Arabia†	141,088	70,294
Alaska Air Group, Inc.†	599	9,190
British Airways PLC	235,885	1,011,347
Lan Airlines SA ADR	14,900	152,576
Singapore Airlines, Ltd.	13,000	140,459
Skywest, Inc.	11,900	150,536
		1,534,402
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	3,409	52,705
Darling International, Inc.†	6,047	99,899
		152,604
Apparel Manufacturers — 0.1%
Gildan Activewear, Inc.†	3,100	79,682
Maidenform Brands, Inc.†	5,409	73,023
Onward Holdings Co., Ltd.	7,000	73,505
True Religion Apparel, Inc.†	3,473	92,556
		318,766
Applications Software — 0.9%
Actuate Corp.†	14,206	55,546
Compuware Corp.†	18,434	175,861

Intuit, Inc.†	7,719	212,814
Microsoft Corp.	88,250	2,427,758
Nuance Communications, Inc.†	9,459	148,223
Progress Software Corp.†	3,006	76,864
		3,097,066
Athletic Footwear — 0.1%
Adidas AG	555	35,051
NIKE, Inc., Class B	5,327	317,545
		352,596
Audio/Video Products — 0.7%
Matsushita Electric Industrial Co., Ltd.	96,000	2,070,351
Sony Corp.	8,100	353,950
		2,424,301
Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	4,605	71,336
Auto/Truck Parts & Equipment-Original — 0.3%
Accuride Corp.†	9,014	38,310
Aisin Seiki Co., Ltd.	6,900	226,134
Autoliv, Inc.	5,227	243,683
Dana Holding Corp.†	1,515	8,106
Exide Technologies†	4,500	75,424
Fuel Systems Solutions, Inc.†	1,825	70,263
GKN PLC	13,623	60,511
Lear Corp.†	4,612	65,399
Tenneco, Inc.†	4,000	54,120
Valeo SA	8,934	286,950
		1,128,900
Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG	1,343	64,598
Daimler AG	1,744	107,857
Dongfeng Motor Group Co., Ltd., Class H	84,000	33,612
Fiat SpA	66,826	1,095,281
Renault SA	597	48,972
Suzuki Motor Corp.	2,500	59,096
Toyota Motor Corp.	1,400	66,055
Volkswagen AG	362	104,461
		1,579,932
Banks-Commercial — 4.3%
Allied Irish Banks PLC	17,919	276,728
Alpha Bank AE	1,780	53,808
Banco Do Brasil SA	18,100	295,250
Banco Latinoamericano de Exportaciones SA	4,753	76,951
Banco Santander SA	22,511	413,614
Bank of the Ozarks, Inc.	2,800	41,608
Bank Rakyat Indonesia	316,000	174,794
Barclays PLC	210,819	1,224,066
Barclays PLC ADR	13,300	307,895
Barclays PLC† SUB SHRS	45,175	8,998
BNP Paribas SA	15,777	1,429,300
Cathay General Bancorp	2,745	29,838
Center Financial Corp.	3,495	29,603
China Construction Bank, Class H	354,000	285,116
City Bank	2,970	25,542
City Holding Co.	2,040	83,171
Commerzbank AG	9,328	276,693
Credicorp, Ltd.	3,100	254,572
Daegu Bank	5,220	69,364
DBS Group Holdings, Ltd.	120,141	1,665,400
Deutsche Bank AG	1,076	92,922

DnB NOR ASA	10,487	133,425
First Midwest Bancorp, Inc.	2,874	53,600
First Regional Bancorp†	1,951	10,945
FirstMerit Corp.	6,672	108,820
Greene Bancshares, Inc.	4,670	65,473
Hancock Holding Co.	2,447	96,143
HBOS PLC	28,334	155,766
HSBC Holdings PLC	11,795	182,254
Industrial & Commercial Bank of China, Class H	613,000	419,031
Integra Bank Corp.	5,599	43,840
Intervest Bancshares Corp., Class A	747	3,825
KBC Groep NV	13,400	1,488,017
Lloyds TSB Group PLC	13,296	82,298
Lloyds TSB Group PLC ADR	7,000	172,690
Nara BanCorp., Inc.	4,781	51,300
National Bank of Greece SA	5,455	245,807
Nordea Bank AB	109,000	1,504,023
Pacific Capital Bancorp	12,655	174,386
Royal Bank of Scotland Group PLC	56,729	242,941
S&T Bancorp, Inc.	3,027	87,965
Sberbank	51,916	164,055
Southwest Bancorp, Inc.	3,495	40,193
Standard Chartered PLC	6,894	196,365
Sterling Bancshares, Inc.	8,882	80,737
Suffolk Bancorp	2,598	76,329
Sumitomo Mitsui Financial Group, Inc.	7	52,672
SVB Financial Group†	3,165	152,268
Toronto-Dominion Bank	857	53,999
Turkiye Garanti Bankasi AS†	83,858	193,250
Unibanco - Uniao de Bancos Brasileiros SA GDR	3,720	472,180
UniCredito Italiano SpA	27,870	170,583
Virginia Commerce Bancorp, Inc.†	7,099	36,844
Westpac Banking Corp.	31,349	601,054
		14,728,311
Banks-Fiduciary — 0.3%
Northern Trust Corp.	5,358	367,400
State Street Corp.	7,900	505,523
		872,923
Banks-Super Regional — 0.4%
Bank of America Corp.(15)	20,791	496,283
Comerica, Inc.	776	19,890
US Bancorp	31,188	869,835
		1,386,008
Batteries/Battery Systems — 0.3%
BYD Co., Ltd., Class H	17,500	22,444
Energizer Holdings, Inc.†	1,100	80,400
Energy Conversion Devices, Inc.†	6,600	486,025
EnerSys†	2,700	92,422
Greatbatch, Inc.†	2,400	41,520
GS Yuasa Corp.	22,000	105,251
Saft Groupe SA	719	31,369
Ultralife Corp.†	1,500	16,035
		875,466
Beverages-Non-alcoholic — 0.4%
Britvic PLC	19,230	110,889
Coca-Cola Hellenic Bottling Co. SA	2,125	57,881
Hansen Natural Corp.†	8,100	233,443
Pepsi Bottling Group, Inc.	10,926	305,054
PepsiCo, Inc.	5,846	371,748
The Coca-Cola Co.	3,796	197,317
		1,276,332

Beverages-Wine/Spirits — 0.0%
Central European Distribution Corp.†	2,000	148,304
Brewery — 0.6%
Boston Beer Co., Inc., Class A†	2,470	100,481
Fomento Economico Mexicano SA de CV ADR	7,000	318,571
Heineken NV	5,549	283,243
InBev NV	20,123	1,396,573
		2,098,868
Broadcast Services/Program — 0.1%
Liberty Global, Inc., Class A†	12,109	380,590
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc.†	4,857	25,792
Fletcher Building, Ltd.	43,369	209,892
Matsushita Electric Works, Ltd.	9,000	91,794
		327,478
Building & Construction-Misc. — 0.8%
Abengoa SA	5,234	163,660
Aveng, Ltd.	27,318	202,356
Balfour Beatty PLC	13,168	111,472
Bilfinger Berger AG	6,000	522,687
Bouygues SA	14,908	989,576
GS Engineering & Construction Corp.	1,840	201,406
Insituform Technologies, Inc., Class A†	3,199	48,721
Layne Christensen Co.†	4,495	196,837
Murray & Roberts Holdings, Ltd.	16,217	180,169
Orascom Construction Industries GDR	1,143	156,591
		2,773,475
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	2,980	86,305
Building Products-Cement — 0.1%
Cemex SAB de CV ADR†	6,224	153,735
Holcim, Ltd.	591	47,876
		201,611
Building Products-Doors & Windows — 0.0%
Quanex Building Products Corp.	4,367	64,898
Building-Heavy Construction — 0.2%
Acciona SA	770	182,881
Perini Corp.†	4,864	160,757
Skanska AB, Class B	16,400	235,553
		579,191
Building-Residential/Commercial — 0.0%
Barratt Developments PLC	6,017	6,953
Desarrolladora Homex SAB de CV ADR†	2,262	132,510
		139,463
Cable TV — 0.2%
Comcast Corp., Class A	12,156	230,601
Rogers Communications, Inc., Class B	2,890	112,121
The DIRECTV Group, Inc.†	18,703	484,596
		827,318
Casino Hotels — 0.0%
Genting Bhd	77,300	132,485
Casino Services — 0.0%
Bally Technologies, Inc.†	4,984	168,463
Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	3,374	177,979
Centennial Communications Corp.†	17,629	123,228
China Mobile, Ltd.	26,100	350,801
Syniverse Holdings, Inc.†	8,217	133,116
Vodafone Group PLC	78,508	233,236
		1,018,360

Chemicals-Diversified — 1.1%
Akzo Nobel NV	1,502	103,249
BASF AG	12,414	856,473
Celanese Corp., Class A	800	36,529
FMC Corp.	12,252	948,795
Innospec, Inc.	5,346	100,612
K+S AG	77	44,408
Koninklijke DSM DV	3,949	232,349
Olin Corp.	3,399	88,986
Solvay SA	8,891	1,163,131
The Dow Chemical Co.	7,434	259,521
		3,834,053
Chemicals-Specialty — 0.2%
Arch Chemicals, Inc.	4,806	159,320
H.B. Fuller Co.	5,745	128,919
Minerals Technologies, Inc.	216	13,736
NewMarket Corp.	1,650	109,280
OM Group, Inc.†	4,997	163,852
		575,107
Circuit Boards — 0.1%
Park Electrochemical Corp.	1,951	47,431
TTM Technologies, Inc.†	15,562	205,576
		253,007
Coal — 0.8%
Alliance Resource Partners LP	2,017	112,307
Alpha Natural Resources, Inc.†	6,900	719,601
Arch Coal, Inc.	700	52,521
Centennial Coal Co., Ltd.	5,085	27,299
China Coal Energy Co., Class H	32,000	55,979
China Shenhua Energy Co., Ltd., Class H	60,000	235,468
CONSOL Energy, Inc.	600	67,422
Felix Resources, Ltd.	1,664	27,119
Foundation Coal Holdings, Inc.	400	35,432
Fushan International Energy Group ,Ltd.†	30,000	23,085
Gloucester Coal, Ltd.	1,608	19,886
Hidili Industry International Development, Ltd.	15,000	26,163
International Coal Group, Inc.†	11,100	144,855
James River Coal Co.†	700	41,083
MacArthur Coal, Ltd.	1,716	27,752
Massey Energy Co.	5,900	553,125
Patriot Coal Corp.†	400	61,316
Peabody Energy Corp.	800	70,440
Riversdale Mining, Ltd.†	2,362	26,742
UK Coal PLC†	2,001	22,241
Walter Industries, Inc.	2,776	301,946
Yanzhou Coal Mining Co., Ltd., Class H	28,000	52,070
		2,703,852
Commerce — 0.0%
Global Sources, Ltd.†	3,806	57,779
Commercial Services — 0.0%
Healthcare Services Group	2,878	43,777
Standard Parking Corp.†	4,401	80,100
		123,877
Commercial Services-Finance — 0.3%
Deluxe Corp.	6,716	119,680
Experian Group, Ltd.	11,478	85,449
Interactive Data Corp.	7,063	177,494
Mastercard, Inc., Class A	1,664	441,826
Morningstar, Inc.†	3,358	241,878
		1,066,327

Computer Aided Design — 0.4%
Ansys, Inc.†	8,561	403,396
Autodesk, Inc.†	21,481	726,274
Parametric Technology Corp.†	12,619	210,360
		1,340,030
Computer Data Security — 0.0%
Gemalto NV†	3,471	126,349
Computer Services — 0.4%
Acer, Inc.	30,000	59,106
Blackbaud, Inc.	3,259	69,745
CACI International, Inc., Class A†	1,596	73,050
Electronic Data Systems Corp.	30,206	744,277
IHS, Inc.†	2,636	183,466
SYKES Enterprises, Inc.†	8,379	158,029
		1,287,673
Computers — 1.3%
Apple, Inc.†	7,428	1,243,745
Compal Electronics, Inc.	56,000	60,515
Hewlett-Packard Co.	25,790	1,140,177
International Business Machines Corp.	16,508	1,956,694
Palm, Inc.	1,878	10,123
Wincor Nixdorf AG	980	68,230
Wistron Corp.	59,247	84,714
		4,564,198
Computers-Integrated Systems — 0.5%
Brocade Communications Systems, Inc.†	20,471	168,682
Fujitsu, Ltd.	199,000	1,476,783
Jack Henry & Associates, Inc.	6,132	132,698
		1,778,163
Computers-Memory Devices — 0.3%
EMC Corp.†	39,650	582,459
Hutchinson Technology, Inc.†	6,324	84,996
NetApp, Inc.†	12,226	264,816
Seagate Technology †(17)	970	0
Silicon Storage Technology, Inc.†	13,414	37,158
		969,429
Computers-Periphery Equipment — 0.0%
Synaptics, Inc.†	3,934	148,434
Consulting Services — 0.2%
Accenture Ltd., Class A	713	29,034
ICF International, Inc.†	3,242	53,883
MAXIMUS, Inc.	2,660	92,622
Stantec, Inc.†	2,341	60,127
Watson Wyatt Worldwide, Inc., Class A	6,369	336,858
		572,524
Consumer Products-Misc. — 0.1%
Blyth, Inc.	3,440	41,384
Fossil, Inc.†	5,248	152,560
Helen of Troy, Ltd.†	680	10,963
Tupperware Brands Corp.	4,800	164,257
		369,164
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,618	103,602
Silgan Holdings, Inc.	3,751	190,328
		293,930
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,294	70,858
Cosmetics & Toiletries — 0.7%
Alberto-Culver Co.	8,376	220,038

Beiersdorf AG	1,610	118,556
Chattem, Inc.†	2,482	161,455
Colgate-Palmolive Co.	8,161	563,926
Kao Corp.	14,000	367,190
Procter & Gamble Co.	9,187	558,662
The Estee Lauder Cos., Inc., Class A	8,427	391,435
		2,381,262
Data Processing/Management — 0.1%
Acxiom Corp.	7,510	86,292
CSG Systems International, Inc.†	10,868	119,767
		206,059
Decision Support Software — 0.1%
SPSS, Inc.†	7,836	285,000
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	581	6,099
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	4,323	205,258
Immucor, Inc.†	2,881	74,563
		279,821
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	2,856	76,886
Quidel Corp.†	9,673	159,800
		236,686
Disposable Medical Products — 0.0%
Merit Medical Systems, Inc.†	9,048	133,010
Distribution/Wholesale — 0.4%
Esprit Holdings, Ltd.	14,500	150,630
Inchcape PLC	72,767	463,087
Jardine Cycle & Carriage, Ltd.	12,000	149,940
Medion AG	1,752	27,585
MWI Veterinary Supply, Inc.†	2,560	84,762
Owens & Minor, Inc.	1,893	86,491
WESCO International, Inc.†	3,582	143,424
Wolseley PLC	28,111	210,814
		1,316,733
Diversified Financial Services — 0.1%
Guoco Group, Ltd.	8,000	81,107
Shinhan Financial Group Co., Ltd.	7,970	360,386
Shinhan Financial Group Co., Ltd. ADR	330	29,573
		471,066
Diversified Manufacturing Operations — 1.3%
3M Co.	9,098	633,130
Acuity Brands, Inc.	5,148	247,516
Ameron International Corp.	610	73,188
Charter PLC	20,370	352,791
Cookson Group PLC	14,470	180,859
EnPro Industries, Inc.†	5,400	201,636
General Electric Co.	33,159	885,014
Honeywell International, Inc.	14,420	725,038
Illinois Tool Works, Inc.	5,522	262,351
IMI PLC	13,260	115,288
Koppers Holdings, Inc.	7,531	315,323
LSB Industries, Inc.†	3,400	67,320
Matthews International Corp., Class A	2,746	124,284
Parker Hannifin Corp.	1,653	117,892
Pentair, Inc.	3,212	112,485
		4,414,115
Diversified Minerals — 0.9%
Anglo American PLC	3,565	250,380
BHP Billiton, Ltd.	60,475	2,533,479

Cia Vale do Rio Doce ADR	5,996	214,778
Mitsui Mining Co., Ltd.	5,000	17,235
Xstrata PLC	2,638	211,442
		3,227,314
Diversified Operations — 0.4%
Davis Service Group PLC	12,539	111,646
LG Corp.	3,305	214,530
Swire Pacific, Ltd., Class A	107,000	1,094,394
Tomkins PLC	21,703	65,278
		1,485,848
E-Commerce/Products — 0.1%
Amazon.com, Inc.†(15)	6,530	478,849
E-Commerce/Services — 0.3%
eBay, Inc.†	12,025	328,644
Expedia, Inc.†	9,734	178,912
NetFlix, Inc.†	7,440	193,962
priceline.com, Inc.†	4,029	465,190
		1,166,708
Educational Software — 0.0%
Blackboard, Inc.†	2,219	84,837
Electric Products-Misc. — 0.7%
AMETEK, Inc.	1,390	65,636
Emerson Electric Co.	14,995	741,503
GrafTech International, Ltd.†	7,700	206,592
Hitachi, Ltd.	104,000	750,238
LG Electronics, Inc.	720	81,565
Mitsubishi Electric Corp.	34,000	366,625
Sanyo Electric Co., Ltd.†	44,000	102,350
Sharp Corp.	3,000	48,849
		2,363,358
Electric-Distribution — 0.1%
National Grid PLC	9,178	120,749
Vector, Ltd.	45,561	66,673
		187,422
Electric-Generation — 0.0%
Huaneng Power International, Inc., Class H	60,000	41,634
Electric-Integrated — 2.2%
A2A SpA	169,527	621,238
Alliant Energy Corp.	6,732	230,639
BKW FMB Energie AG	391	53,585
Black Hills Corp.	675	21,641
Cleco Corp.	3,310	77,222
Constellation Energy Group, Inc.	3,687	302,703
E.ON AG	909	183,405
Edison International	19,243	988,706
Enel SpA	64,409	612,509
Energias de Portugal SA	32,870	171,559
FirstEnergy Corp.	6,100	502,213
International Power PLC	23,180	199,459
Northwestern Corp.	3,310	84,140
OGE Energy Corp.	2,643	83,810
PG&E Corp.	20,078	796,896
Portland General Electric Co.	10,166	228,939
Public Power Corp. SA	31,440	1,089,016
Public Service Enterprise Group, Inc.	1,315	60,398
RWE AG	1,504	189,983
Scottish & Southern Energy PLC	3,759	105,048
Suez SA (Paris)	5,891	401,055
Tokyo Electric Power Co., Inc.	14,800	380,506
TransAlta Corp.	500	18,074

Westar Energy, Inc.	1,734	37,299
		7,440,043
Electric-Transmission — 0.1%
Terna Rete Elettrica Nazionale SpA	85,639	362,709
Electronic Components-Misc. — 0.2%
Alps Electric Co., Ltd.	17,200	177,694
AU Optronics Corp.	163,000	256,157
Cubic Corp.	1,713	38,166
Fanuc, Ltd.	900	87,895
Hon Hai Precision Industry Co., Ltd.	21,920	107,965
Methode Electronics, Inc.	7,481	78,177
		746,054
Electronic Components-Semiconductors — 1.0%
Advanced Analogic Technologies, Inc.†	1,283	5,299
AuthenTec, Inc.†	6,382	66,501
Intel Corp.	60,194	1,292,968
MEMC Electronic Materials, Inc.†	8,025	493,859
National Semiconductor Corp.	23,713	487,065
NVIDIA Corp.†	5,702	106,742
Samsung Electronics Co., Ltd.	1,312	783,902
Silicon Image, Inc.†	14,169	102,726
Texas Instruments, Inc.	2,761	77,750
Xilinx, Inc.	3,228	81,507
		3,498,319
Electronic Design Automation — 0.1%
Ansoft Corp.†	6,280	228,596
Electronic Measurement Instruments — 0.1%
Badger Meter, Inc.	1,359	68,671
Itron, Inc.†	1,107	108,875
National Instruments Corp.	4,074	115,581
		293,127
Electronic Parts Distribution — 0.0%
Avnet, Inc.†	5,291	144,343
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	1,495	77,042
Electronics-Military — 0.0%
Safran SA	2,718	52,726
Energy-Alternate Sources — 0.4%
Aventine Renewable Energy Holdings, Inc.†	9,300	40,920
Ballard Power Systems, Inc.†	3,700	15,429
Canadian Solar, Inc.†	800	32,152
China Sunergy Co., Ltd. ADR†	2,300	19,021
EDF Energies Nouvelles SA	1,330	88,933
Ersol Solar Energy AG†	285	45,411
Evergreen Solar, Inc.†	2,900	28,101
First Solar, Inc.†	1,060	289,190
FuelCell Energy, Inc.†	13,600	96,560
Headwaters, Inc.†	9,800	115,346
JA Solar Holdings Co., Ltd. ADR†	8,652	145,787
LDK Solar Co., Ltd. ADR†	1,200	45,456
Q-Cells AG†	479	48,674
Renewable Energy Corp. AS†	1,700	44,059
Solar Millennium AG†	468	20,006
Solarfun Power Holdings Co., Ltd. ADR†	2,000	35,000
Solaria Energia y Medio Ambiente SA†	1,708	24,606
Solarworld AG	856	40,796
Sunpower Corp., Class A†	600	43,188
Suntech Power Holdings Co., Ltd. ADR†	1,000	37,460
Theolia SA†	1,980	52,342
Trina Solar, Ltd. ADR†	600	18,384

Verasun Energy Corp.†	14,100	58,233
Yinglo Green Energy Holding Co., Ltd. ADR†	1,900	30,248
		1,415,302
Engineering/R&D Services — 0.5%
ABB, Ltd.†	3,850	109,521
Aecom Technology Corp.†	3,710	120,687
Boart Longyear Group	288,786	617,364
Chiyoda Corp.	6,000	65,208
Foster Wheeler, Ltd.†	4,600	336,491
McDermott International, Inc.†	3,119	193,035
SAIC, Inc.†	5,487	114,185
Samsung Engineering Co., Ltd.	2,220	166,174
		1,722,665
Engines-Internal Combustion — 0.3%
Cummins, Inc.	14,481	948,797
Tognum AG	2,167	58,413
		1,007,210
Enterprise Software/Service — 1.0%
Advent Software, Inc.†	4,805	173,365
BMC Software, Inc.†	35,130	1,264,681
Informatica Corp.†	8,998	135,330
JDA Software Group, Inc.†	14,380	260,278
MicroStrategy, Inc., Class A†	1,572	101,787
Omnicell, Inc.†	2,653	34,967
Oracle Corp.†	44,743	939,604
PROS Holdings, Inc.†	5,406	60,710
Sybase, Inc.†	16,502	485,489
		3,456,211
Entertainment Software — 0.0%
The9, Ltd., ADR†	5,395	121,823
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	3,746	84,739
Environmental Monitoring & Detection — 0.1%
Clean Harbors, Inc.†	2,508	178,221
Met-Pro Corp.	1,011	13,499
		191,720
Filtration/Separation Products — 0.0%
Pall Corp.	3,154	125,155
Finance-Consumer Loans — 0.1%
ASTA Funding, Inc.	6,346	57,497
World Acceptance Corp.†	3,440	115,827
		173,324
Finance-Credit Card — 0.1%
Advanta Corp., Class B	10,642	66,940
Credit Saison Co., Ltd.	2,400	50,404
Discover Financial Services	8,883	116,990
		234,334
Finance-Investment Banker/Broker — 1.2%
Citigroup, Inc.	20,276	339,826
Credit Suisse Group AG	2,044	93,842
E*TRADE Financial Corp.†	34,554	108,500
Evercore Partners, Inc., Class A	1,096	10,412
Greenhill & Co., Inc.	1,640	88,331
Interactive Brokers Group, Inc., Class A†	4,792	153,967
Investment Technology Group, Inc.†	7,507	251,184
JPMorgan Chase & Co.	20,553	705,174
Knight Capital Group, Inc., Class A†	17,459	313,913
Macquarie Group, Ltd.	1,765	82,300
Morgan Stanley	12,397	447,160
optionsXpress Holdings, Inc.	3,507	78,347

Stifel Financial Corp.†	2,911	100,110
SWS Group, Inc.	16,931	281,224
The Goldman Sachs Group, Inc.	6,520	1,140,348
		4,194,638
Finance-Leasing Companies — 0.3%
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,400	451,516
ORIX Corp.	3,330	476,366
		927,882
Finance-Other Services — 0.1%
FCStone Group, Inc.†	2,087	58,291
GFI Group, Inc.	3,222	29,031
Man Group PLC, Class B	10,344	128,568
The Nasdaq OMX Group†	9,100	241,606
		457,496
Fisheries — 0.2%
Toyo Suisan Kaisha, Ltd.	37,000	836,281
Food-Baking — 0.0%
Flowers Foods, Inc.	3,749	106,251
Food-Confectionery — 0.0%
Barry Callebaut AG†	86	55,946
Food-Dairy Products — 0.0%
Snow Brand Milk Products Co., Ltd.	23,000	82,959
Food-Misc. — 0.8%
Axfood AB	2,400	79,503
Cal-Maine Foods, Inc.	6,713	221,462
Campbell Soup Co.	2,802	93,755
Iaws Group PLC	8,048	201,472
Kerry Group PLC. Class A	25,115	746,165
Nestle SA	5,370	242,651
Orkla ASA	7,050	90,527
Ralcorp Holdings, Inc.†	2,404	118,854
Sara Lee Corp.	25,321	310,183
Suedzucker AG	13,756	249,502
Unilever NV	3,627	102,961
		2,457,035
Food-Retail — 1.0%
Colruyt SA	3,750	990,842
Koninklijke Ahold NV	10,798	145,189
Safeway, Inc.	22,901	653,824
The Kroger Co.	16,861	486,778
William Morrison Supermarkets PLC	12,466	66,112
Woolworths, Ltd.	45,422	1,064,646
		3,407,391
Food-Wholesale/Distribution — 0.1%
Nash Finch Co.	11,388	390,269
Spartan Stores, Inc.	5,166	118,820
		509,089
Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	4,125	574,201
Skechers USA, Inc., Class A†	738	14,584
Steven Madden, Ltd.†	13,217	242,930
Wolverine World Wide, Inc.	6,687	178,343
		1,010,058
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	4,100	87,744
Gambling (Non-Hotel) — 0.1%
IG Group Holdings PLC	16,555	108,902
William Hill PLC	16,187	103,258
		212,160

Garden Products — 0.0%
Toro Co.	4,949	164,657
Gas-Distribution — 0.6%
Energen Corp.	15,389	1,200,804
Northwest Natural Gas Co.	3,744	173,198
Osaka Gas Co., Ltd.	115,000	421,294
Tokyo Gas Co., Ltd.	33,000	133,014
WGL Holdings, Inc.	2,624	91,159
		2,019,469
Golf — 0.0%
Callaway Golf Co.	3,586	42,427
Hazardous Waste Disposal — 0.1%
American Ecology Corp.	3,533	104,332
Energy Solutions, Inc.	5,000	111,752
		216,084
Health Care Cost Containment — 0.1%
Corvel Corp.†	4,908	166,236
Healthspring, Inc.†	4,148	70,020
		236,256
Home Furnishings — 0.1%
American Woodmark Corp.	7,330	154,885
Hooker Furniture Corp.	3,283	56,864
		211,749
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	2,040	81,421
Human Resources — 0.3%
Administaff, Inc.	3,150	87,854
AMN Healthcare Services, Inc.†	8,178	138,372
Heidrick & Struggles International, Inc.	6,471	178,859
Korn/Ferry International†	7,980	125,526
Manpower, Inc.	2,016	117,413
Robert Half International, Inc.	7,009	168,006
TrueBlue, Inc.†	11,947	157,821
		973,851
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	3,721	77,699
Import/Export — 0.5%
ITOCHU Corp.	57,000	607,121
Marubeni Corp.	42,000	350,842
Mitsubishi Corp.	23,600	777,889
		1,735,852
Independent Power Producers — 0.1%
Mirant Corp.†	1,055	41,305
Ormat Technologies, Inc.	4,596	226,034
		267,339
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	4,790	193,041
Industrial Automated/Robotic — 0.0%
Nordson Corp.	2,028	147,825
Instruments-Controls — 0.0%
Watts Water Technologies, Inc., Class A	2,445	60,885
Instruments-Scientific — 0.3%
Applied Biosystems, Inc.	879	29,430
FEI Co.†	11,134	253,633
Roth & Rau AG†	91	19,773
Varian, Inc.†	5,410	276,236
Waters Corp.†	6,863	442,664
		1,021,736

Insurance Brokers — 0.0%
eHealth, Inc.†	2,155	38,061
Insurance-Life/Health — 0.3%
FBL Financial Group, Inc., Class A	3,339	66,380
Nationwide Financial Services, Inc., Class A	2,951	141,678
Old Mutual PLC	224,407	414,803
Prudential PLC	10,544	111,942
Sony Financial Holdings, Inc.(11)	28	112,597
		847,400
Insurance-Multi-line — 1.4%
ACE, Ltd.	990	54,540
Allianz SE	1,689	297,570
Allstate Corp.	15,623	712,253
American Financial Group, Inc.	12,172	325,601
AXA SA	6,141	182,352
Fairfax Financial Holdings, Ltd.	246	62,966
Fondiaria-Sai SpA	11,000	364,391
ING Groep NV	23,620	753,254
Loews Corp.	6,148	288,342
Mapfre SA	102,032	488,359
Topdanmark A/S†	729	110,045
Zurich Financial Services AG	4,436	1,135,543
		4,775,216
Insurance-Property/Casualty — 0.9%
Amerisafe, Inc.†	5,550	88,467
Arch Capital Group, Ltd.†	5,042	334,386
Chubb Corp.	10,824	530,485
First Mercury Financial Corp.†	4,348	76,699
ING Canada, Inc.†	2,749	95,839
Navigators Group, Inc.†	2,490	134,585
Philadelphia Consolidated Holding Corp.†	9,765	331,717
Safety Insurance Group, Inc.	1,678	59,821
SeaBright Insurance Holdings, Inc.†	6,764	97,943
Selective Insurance Group	3,118	58,494
The Travelers Cos., Inc.	4,481	194,476
W.R. Berkley Corp.	30,565	738,451
Zenith National Insurance Corp.	5,692	200,131
		2,941,494
Insurance-Reinsurance — 0.2%
Aspen Insurance Holdings, Ltd.	7,216	170,804
Muenchener Rueckversicherungs-Gesellschaft AG	260	45,546
Odyssey Re Holdings Corp.	7,808	277,185
Platinum Underwriters Holdings, Ltd.	6,399	208,672
Validus Holdings, Ltd.	3,121	66,322
		768,529
Internet Application Software — 0.1%
CyberSource Corp.†	6,228	104,196
eResearch Technology, Inc.†	9,775	170,477
Interwoven, Inc.†	6,250	75,064
		349,737
Internet Infrastructure Equipment — 0.0%
Avocent Corp.†	3,823	71,112
Internet Infrastructure Software — 0.1%
Chordiant Software, Inc.†	8,765	43,827
F5 Networks, Inc.†	3,426	97,368
TIBCO Software, Inc.†	5,918	45,274
		186,469
Internet Security — 0.1%
Blue Coat Systems, Inc.†	6,136	86,581
SonicWALL, Inc.†	46,592	300,521
		387,102

Internet Telephone — 0.0%
j2 Global Communications, Inc.†	5,721	131,587
Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	9,945	438,280
Investment Companies — 0.3%
Harris & Harris Group, Inc.†	10,500	63,002
Investor AB, Class B	44,600	942,368
		1,005,370
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	9,636	391,897
Calamos Asset Management, Inc., Class A	6,232	106,131
Federated Investors, Inc., Class B	7,300	251,267
GLG Partners, Inc.	5,775	45,045
Janus Capital Group, Inc.	14,900	394,404
Onex Corp.	1,600	47,120
Waddell & Reed Financial, Inc., Class A	6,925	242,445
		1,478,309
Lasers-System/Components — 0.0%
II-VI, Inc.†	4,914	171,601
Leisure Products — 0.0%
WMS Industries, Inc.†	486	14,472
Machine Tools & Related Products — 0.0%
Hardinge, Inc.	886	11,673
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	1,309	42,072
Bucyrus International, Inc.	600	43,813
Joy Global, Inc.	500	37,916
Komatsu, Ltd.	1,600	44,602
Terex Corp.†	901	46,285
United Tractors Tbk PT	186,000	245,109
		459,797
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	1,853	71,864
Machinery-Farming — 0.2%
AGCO Corp.†	11,683	612,308
Lindsay Corp.	863	73,331
		685,639
Machinery-General Industrial — 0.5%
Alstom SA	855	197,441
Andritz AG	6,992	440,893
Applied Industrial Technologies, Inc.	6,924	167,353
Gardner Denver, Inc.†	3,748	212,887
Intevac, Inc.†	5,470	61,702
MAN AG	262	29,086
Rieter Holding AG	385	125,595
Roper Industries, Inc.	2,154	141,906
The Manitowoc Co., Inc.	2,089	67,956
Wabtec Corp.	2,797	135,990
		1,580,809
Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.†	4,424	106,532
Tanfield Group PLC†	27,798	17,582
Volvo AB, Class A	18,200	215,320
		339,434
Machinery-Pumps — 0.0%
Gorman-Rupp Co.	1,761	70,162
Medical Information Systems — 0.0%
Eclipsys Corp.†	4,164	76,455
Medical Instruments — 0.2%
Intuitive Surgical, Inc.†	1,661	447,476

Techne Corp.†	1,931	149,442
		596,918
Medical Labs & Testing Services — 0.0%
Genoptix, Inc.†	2,998	94,591
Medical Laser Systems — 0.0%
Cutera, Inc.†	5,297	47,834
Cynosure, Inc. Class A†	6,069	120,290
		168,124
Medical Products — 0.9%
Becton Dickinson & Co.	6,729	547,068
China Medical Technologies, Inc. ADR	6,836	337,699
Haemonetics Corp.†	1,339	74,262
Johnson & Johnson	17,314	1,113,983
Luminex Corp.†	6,144	126,260
Mentor Corp.	7,751	215,633
Terumo Corp.	3,100	158,234
Varian Medical Systems, Inc.†	7,850	407,023
Zoll Medical Corp.†	2,737	92,155
		3,072,317
Medical Sterilization Products — 0.0%
STERIS Corp.	5,422	155,941
Medical-Biomedical/Gene — 0.8%
American Oriental Bioengineering, Inc.†	30,030	296,396
Amgen, Inc.†	11,447	539,841
Biogen Idec, Inc.†	9,106	508,935
Bio-Rad Laboratories, Inc., Class A†	890	71,992
Enzon Pharmaceuticals, Inc.†	18,343	130,603
Illumina, Inc.†	2,358	205,406
Invitrogen Corp.†	1,877	73,691
Martek Biosciences Corp.†	17,308	583,453
Myriad Genetics, Inc.†	2,180	99,234
PDL BioPharma, Inc.	8,804	93,499
Regeneron Pharmaceuticals, Inc.†	3,651	52,721
		2,655,771
Medical-Drugs — 2.9%
Astellas Pharma, Inc.	7,100	300,890
AstraZeneca PLC	46,311	1,975,878
Bristol-Myers Squibb Co.	11,475	235,582
Cephalon, Inc.†	5,900	393,471
Cubist Pharmaceuticals, Inc.†	4,125	73,673
Daiichi Sankyo Co., Ltd.	2,700	74,375
Eli Lilly & Co.	7,963	367,572
Emergent Biosolutions, Inc.†	6,095	60,524
Forest Laboratories, Inc.†	8,296	288,203
GlaxoSmithKline PLC	27,460	608,769
Hisamitsu Pharmaceutical Co., Inc.	2,000	87,018
King Pharmaceuticals, Inc.†	12,407	129,901
Medicis Pharmaceutical Corp., Class A	2,852	59,265
Merck & Co., Inc.	36,371	1,370,823
Novartis AG	14,001	770,943
Novo-Nordisk A/S, Class B	1,350	88,355
Ono Pharmaceutical Co., Ltd.	2,500	137,731
OSI Pharmaceuticals, Inc.†	7,408	306,099
Pfizer, Inc.	37,262	650,967
Prestige Brands Holdings, Inc.†	13,723	146,287
Roche Holding AG	1,040	187,323
Schering-Plough Corp.	10,534	207,415
Sciele Pharma, Inc.	7,925	153,349
Sepracor, Inc.†	4,309	85,835
Taisho Pharmaceutical Co., Ltd.	14,000	259,604

UCB SA(11)(16)	2,774	102,659
Wyeth	18,559	890,090
		10,012,601
Medical-Generic Drugs — 0.1%
Alpharma, Inc., Class A†	3,407	76,761
Par Pharmaceutical Cos., Inc.†	6,986	113,384
Teva Pharmaceutical Industries, Ltd. ADR	4,850	222,132
		412,277
Medical-HMO — 0.7%
Aetna, Inc.	11,217	454,625
AMERIGROUP Corp.†	14,594	303,556
CIGNA Corp.	8,921	315,715
Humana, Inc.†	9,971	396,547
Magellan Health Services, Inc.†	4,862	180,040
UnitedHealth Group, Inc.	6,613	173,592
WellCare Health Plans, Inc.†	1,874	67,746
WellPoint, Inc.†	7,921	377,515
		2,269,336
Medical-Hospitals — 0.0%
MedCath Corp.†	5,733	103,084
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	5,646	284,676
Medical-Wholesale Drug Distribution — 0.2%
Alfresa Holdings Corp.	1,300	92,802
Suzuken Co., Ltd.	17,400	642,352
Toho Pharmaceutical Co., Ltd.	2,600	50,074
		785,228
Metal Processors & Fabrication — 0.0%
NSK, Ltd.	8,000	69,993
Sun Hydraulics Corp.	604	19,493
		89,486
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	1,958	104,816
Metal-Copper — 0.3%
Southern Copper Corp.	10,373	1,106,077
Metal-Diversified — 0.1%
Apex Silver Mines, Ltd.†	1,800	8,839
Hecla Mining Co.†	4,500	41,671
Rio Tinto, Ltd.	1,431	185,884
Rio Tinto PLC	1,061	126,992
		363,386
Metal-Iron — 0.3%
Cleveland-Cliffs, Inc.	9,195	1,095,954
Hitachi Metals, Ltd.	5,000	82,123
		1,178,077
Mining — 0.8%
Agnico-Eagle Mines, Ltd.	1,420	105,606
AngloGold Ashanti, Ltd. ADR	2,524	85,665
Antofagasta PLC	61,832	810,393
Aurizon Mines, Ltd.†	2,000	9,820
Barrick Gold Corp.(Toronto)	2,545	116,333
Barrick Gold Corp. (New York)	3,600	163,800
Cia De Minas Buenaventura SA ADR	4,627	302,467
Crystallex International Corp.†	11,800	13,216
Eldorado Gold Corp.†	8,300	71,795
Gammon Gold, Inc.†	4,976	53,990
Gold Fields, Ltd. ADR	6,600	83,490
Goldcorp, Inc.	3,530	162,981
Golden Star Resources, Ltd.†	12,200	32,818
Great Basin Gold, Ltd.†	2,900	9,860
Harmony Gold Mining Co., Ltd. ADR†	6,077	74,444

IAMGOLD Corp.	8,700	52,635
Kinross Gold Corp.	5,048	119,184
Metallica Resources, Inc.†	3,700	25,182
Newmont Mining Corp.	2,600	135,616
Northgate Minerals Corp.†	12,800	35,200
Randgold Resources, Ltd. ADR	1,445	66,730
Royal Gold, Inc.	1,500	47,040
Seabridge Gold, Inc.†	1,200	26,400
Silver Standard Resources, Inc.†	1,958	56,097
Silver Wheaton Corp.†	4,688	68,680
Yamana Gold, Inc. (Toronto)	3,400	56,550
Yamana Gold, Inc. (New York)	6,400	105,856
		2,891,848
Miscellaneous Manufacturing — 0.1%
Freightcar America, Inc.	3,300	117,152
Glory, Ltd.	11,100	260,816
		377,968
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	12,343	107,018
Multimedia — 0.7%
Astral Media, Inc. Class A	1,230	38,637
FactSet Research Systems, Inc.	2,591	146,029
Naspers, Ltd., Class N	9,485	207,144
The Walt Disney Co.	12,063	376,366
Time Warner, Inc.	48,484	717,564
Vivendi	22,408	850,256
		2,335,996
Networking Products — 0.8%
Acme Packet, Inc.†	7,712	59,846
Anixter International, Inc.†	1,655	98,457
Atheros Communications, Inc.†	2,797	83,911
Cisco Systems, Inc.†	76,636	1,782,554
NTT Data Corp.	98	383,011
Polycom, Inc.†	7,535	183,553
		2,591,332
Non-Ferrous Metals — 0.1%
Barrick Gold Corp.
USEC, Inc.†	10,834	65,873
Office Automation & Equipment — 0.2%
Canon, Inc.	12,500	642,748
Oce NV	17,345	213,831
		856,579
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	14,042	349,507
Steelcase, Inc., Class A	17,061	171,124
		520,631
Oil & Gas Drilling — 0.3%
ENSCO International, Inc.	4,745	383,112
Helmerich & Payne, Inc.	3,041	219,014
Noble Corp.	3,549	230,544
SeaDrill, Ltd.	2,299	70,305
		902,975
Oil Companies-Exploration & Production — 1.4%
CNOOC, Ltd.	155,000	266,774
Comstock Resources, Inc.†	3,039	256,583
Devon Energy Corp.	1,076	129,292
Inpex Holdings, Inc.	6	75,717
Mariner Energy, Inc.†	6,158	227,662
McMoRan Exploration Co.†	7,842	215,812

Nexen, Inc.	2,250	89,718
OAO Gazprom	64,734	943,175
OAO Gazprom GDR	4,067	235,886
Occidental Petroleum Corp.	6,819	612,756
Queensland Gas Co., Ltd.†	5,926	30,507
Questar Corp.	10,360	735,975
Rosetta Resources, Inc.†	3,192	90,972
Stone Energy Corp.†	5,525	364,153
Swift Energy Co.†	2,292	151,410
Unit Corp.†	2,129	176,643
Vaalco Energy, Inc.†	9,960	84,361
		4,687,396
Oil Companies-Integrated — 5.4%
BG Group PLC	4,961	129,152
BP PLC	96,101	1,116,450
Chevron Corp.	23,688	2,348,192
China Petroleum & Chemical Corp. ADR	242	22,480
China Petroleum & Chemical Corp., Class H	481,000	450,326
ConocoPhillips	13,320	1,257,275
Delek US Holdings, Inc.	3,380	31,130
Eni SpA	32,629	1,217,535
Exxon Mobil Corp.(15)	43,363	3,821,581
LUKOIL	6,703	658,235
LUKOIL ADR	2,314	228,161
Marathon Oil Corp.	25,302	1,312,415
Petroleo Brasileiro SA ADR	6,816	482,777
Repsol YPF SA	5,695	224,432
Royal Dutch Shell PLC, Class A	9,866	405,412
Royal Dutch Shell PLC, Class B	37,693	1,516,592
Sasol, Ltd.	7,499	441,512
Sasol, Ltd. ADR	1,100	64,834
StatoilHydro ASA	48,996	1,826,816
Suncor Energy, Inc.	3,000	174,169
Total SA	8,958	764,433
		18,493,909
Oil Field Machinery & Equipment — 0.2%
Complete Production Services, Inc.†	3,785	137,851
Dresser Rand Group, Inc.†	11,954	467,403
Lufkin Industries, Inc.	1,312	109,265
		714,519
Oil Refining & Marketing — 0.4%
Frontier Oil Corp.	8,462	202,327
Holly Corp.	5,212	192,428
S-Oil Corp.	2,469	158,613
Sunoco, Inc.	13,100	533,040
Tesoro Corp.	8,600	170,022
Valero Energy Corp.	7,000	288,261
		1,544,691
Oil-Field Services — 0.3%
Basic Energy Services, Inc.†	4,930	155,296
Core Laboratories NV	1,848	263,063
Fred Olsen Energy ASA	1,600	97,071
Halliburton Co.	1,573	83,480
Oil States International, Inc.†	1,793	113,748
Petroleum Geo-Services ASA†	3,350	82,218
Trico Marine Services, Inc.†	9,331	339,836
		1,134,712
Paper & Related Products — 0.2%
Buckeye Technologies, Inc.†	10,789	91,277
Potlatch Corp.	2,716	122,547

Rayonier, Inc.	7,182	304,949
		518,773
Photo Equipment & Supplies — 0.2%
Olympus Corp.	16,000	540,947
Physical Therapy/Rehabilation Centers — 0.0%
Healthsouth Corp.†	5,770	95,959
Platinum — 0.1%
Impala Platinum Holdings, Ltd.	6,226	245,705
Pollution Control — 0.0%
Fuel Tech, Inc.†	3,500	61,674
Poultry — 0.0%
Sanderson Farms, Inc.	949	32,764
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	14,279	195,623
Capstone Turbine Corp.†	19,700	82,544
Conergy AG†	893	18,588
Solon AG Fuer Solartechnik†	307	28,301
Vestas Wind Systems A/S†	415	54,323
		379,379
Precious Metals — 0.1%
Coeur d’Alene Mines Corp.†	16,700	48,431
Franco-Nevada Corp.	3,100	75,092
Minefinders Corp.†	2,200	22,880
PAN American Silver Corp.†	1,800	62,246
		208,649
Printing-Commercial — 0.1%
Consolidated Graphics, Inc.†	2,216	109,184
De La Rue PLC	3,956	70,328
Nissha Printing Co., Ltd.	900	51,788
		231,300
Protection/Safety — 0.0%
Landauer, Inc.	2,313	130,087
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	4,070	183,274
Scholastic Corp.	2,745	78,674
		261,948
Publishing-Newspapers — 0.0%
Daily Mail & General Trust	12,366	77,285
Real Estate Investment Trusts — 0.9%
Acadia Realty Trust	3,094	71,626
Agree Reality Corp.	2,498	55,081
Annaly Capital Mtg., Inc.	29,900	463,749
Arbor Realty Trust, Inc.	4,413	39,585
Boston Properties, Inc.	296	26,705
Capital Trust, Inc., Class A	1,772	34,040
CBL & Associates Properties, Inc.	2,129	48,626
Colonial Properties Trust	4,739	94,875
Entertainment Properties Trust	4,170	206,165
First Industrial Realty Trust, Inc.	738	20,273
Gramercy Capital Corp.	5,282	61,218
Inland Real Estate Corp.	4,653	67,096
Lexington Realty Trust	6,839	93,216
Link REIT	35,000	79,721
LTC Properties, Inc.	6,220	158,983
Medical Properties Trust, Inc.	12,538	126,885
National Health Investors, Inc.	3,514	100,184
National Retail Properties, Inc.	7,774	162,477
Nationwide Health Properties, Inc.	2,459	77,434
NorthStar Realty Finance Corp.	7,861	65,404
Omega Healthcare Investors, Inc.	11,821	196,820

PS Business Parks, Inc.	3,654	188,547
Ramco-Gershenson Properties Trust	5,697	117,017
Realty Income Corp.	1,055	24,012
Senior Housing Properties Trust	5,670	110,735
Tanger Factory Outlet Centers, Inc.	764	27,451
Universal Health Realty Income Trust	2,423	72,690
Urstadt Biddle Properties, Inc., Class A	5,542	81,246
		2,871,861
Real Estate Management/Services — 0.7%
CB Richard Ellis Group, Inc., Class A†	18,509	355,373
Daito Trust Construction Co., Ltd.	2,100	101,851
Immoeast AG†	24,259	215,036
Immofinanz AG	72,729	750,030
Jones Lang LaSalle, Inc.	8,946	538,460
LPS Brasil Consultoria de Imoveis SA	10,500	212,870
Mitsubishi Estate Co., Ltd.	2,000	45,770
		2,219,390
Real Estate Operations & Development — 0.1%
Globe Trade Centre SA†	13,900	198,158
Great Eagle Holdings, Ltd.	17,000	50,147
Guangzhou R&F Properties Co., Ltd., Class H	74,800	139,485
Sumitomo Realty & Development Co., Ltd.	3,000	59,614
		447,404
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	7,530	70,334
Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.	3,909	87,290
Rent-A-Center, Inc.†	4,344	89,358
		176,648
Research & Development — 0.0%
Albany Molecular Research, Inc.†	4,319	57,317
Retail-Apparel/Shoe — 1.0%
Aeropostale, Inc.†	10,289	322,355
Charlotte Russe Holding, Inc.†	14,519	257,858
Coach, Inc.†	18,665	539,045
Dress Barn, Inc.†	856	11,454
DSW, Inc., Class A†	4,494	52,940
Genesco, Inc.†	3,370	104,032
Gymboree Corp.†	6,064	242,985
J Crew Group, Inc.†	2,923	96,488
Jos. A. Bank Clothiers, Inc.†	2,889	77,281
Men’s Wearhouse, Inc.	4,403	71,725
Next PLC	15,910	307,238
Phillips-Van Heusen Corp.	7,398	270,915
The Buckle, Inc.	10,016	458,032
The Children’s Place Retail Stores, Inc.†	3,286	118,625
Urban Outfitters, Inc.†	9,600	299,424
		3,230,397
Retail-Automobile — 0.0%
S.A D’Ieteren NV	299	82,576
Retail-Building Products — 0.0%
Praktiker Bau- und Heimwerkermaerkte AG	2,666	56,376
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	8,277	334,393
PC Mall, Inc.†	4,940	66,988
		401,381
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	7,890	96,814
Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	1,964	45,510

Retail-Discount — 0.5%
BJ’s Wholesale Club, Inc.†	3,082	119,274
Dollar Tree, Inc.†	11,113	363,285
Family Dollar Stores, Inc.	7,897	157,467
Target Corp.	3,648	169,596
TJX Cos., Inc.	5,155	162,228
Wal-Mart Stores, Inc.	9,111	512,039
		1,483,889
Retail-Drug Store — 0.2%
Longs Drug Stores Corp.	13,593	572,405
Retail-Major Department Stores — 0.0%
Home Retail Group PLC	11,039	47,938
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	2,236	69,318
Ezcorp, Inc., Class A†	13,174	167,971
		237,289
Retail-Restaurants — 0.6%
Brinker International, Inc.	7,405	139,955
CBRL Group, Inc.	7,013	171,889
CEC Entertainment, Inc.†	6,481	181,533
Denny’s Corp.†	24,870	70,631
Domino’s Pizza, Inc.†	4,416	50,784
Jack in the Box, Inc.†	3,412	76,463
McDonald’s Corp.	7,619	428,341
Papa John’s International, Inc.†	4,603	122,394
Ruby Tuesday, Inc.	12,930	69,823
Sonic Corp.†	6,232	92,234
Yum! Brands, Inc.	11,928	418,554
		1,822,601
Rubber/Plastic Products — 0.0%
Ansell, Ltd.	17,381	154,297
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc.	12,372	159,106
Sterling Financial Corp.	4,876	20,189
		179,295
Schools — 0.3%
Benesse Corp.	1,400	56,694
DeVry, Inc.	1,190	63,809
ITT Educational Services, Inc.†	4,443	367,126
Kroton Educacional SA†(11)	16,050	325,286
New Oriental Education & Technology Group ADR†	1,150	67,184
		880,099
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	13,224	230,763
Semiconductor Components-Integrated Circuits — 0.3%
Advanced Semiconductor Engineering, Inc.	220,000	197,872
Emulex Corp.†	9,626	112,144
Greatek Electronics, Inc.	163,680	191,436
Micrel, Inc.	11,653	106,626
Taiwan Semiconductor Manufacturing Co., Ltd.	184,449	394,992
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,000	43,641
		1,046,711
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	10,721	204,665
Credence Systems Corp.†	42,678	55,482
LTX Corp.†	28,168	61,970
Photronics, Inc.†	17,120	120,526
Varian Semiconductor Equipment Associates, Inc.†	2,769	96,417
Veeco Instruments, Inc.†	12,793	205,712
		744,772

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	6,315	320,128
Special Purpose Entities — 0.1%
Compagnie Nationale a Portefeuille	4,258	319,786
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	7,943	64,102
Northwest Pipe Co.†	1,140	63,613
TMK OAO GDR†	5,229	205,918
Vallourec SA	236	82,828
		416,461
Steel-Producers — 2.0%
Angang Steel Co., Ltd.	80,000	160,467
ArcelorMittal	17,898	1,769,675
BlueScope Steel, Ltd.	66,645	724,504
Carpenter Technology Corp.	3,535	154,303
China Steel Corp.	158,000	243,874
Dongkuk Steel Mill Co., Ltd.	4,960	213,849
Evraz Group SA GDR	1,600	186,400
Hyundai Steel Co.	4,210	317,144
JFE Holdings, Inc.	3,100	156,190
Nucor Corp.	264	19,713
Olympic Steel, Inc.	1,475	111,982
Salzgitter AG	409	74,956
Schnitzer Steel Industries, Inc, Class A.	1,636	187,486
Steel Dynamics, Inc.	4,173	163,039
Tenaris SA ADR	3,257	242,647
Voestalpine AG	24,400	2,003,426
		6,729,655
Sugar — 0.1%
Acucar Guarani SA†(11)	16,476	103,702
Cosan, Ltd. Class A†	11,000	139,152
Imperial Sugar Co.	8,026	124,645
		367,499
Telecom Services — 0.3%
BCE, Inc.	1,900	66,240
Chunghwa Telecom Co., Ltd. ADR†	1,233	31,282
Chunghwa Telecom Co., Ltd.†	50,181	129,780
Embarq Corp.	2,865	135,429
Fairpoint Communications, Inc.	697	5,026
Globe Telecom, Inc.	5,490	144,297
NTELOS Holdings Corp.	3,646	92,499
Premiere Global Services, Inc.†	13,410	195,518
StarHub, Ltd.	33,000	69,127
Telekomunikacja Polska SA	18,149	175,780
USA Mobility, Inc.†	8,424	63,602
		1,108,580
Telecommunication Equipment — 0.2%
Arris Group, Inc.†	23,361	197,401
CommScope, Inc.†	3,960	208,970
Comtech Telecommunications Corp.†	2,427	118,924
Nice Systems, Ltd. ADR†	6,447	190,638
Nortel Networks Corp.†	472	3,881
Plantronics, Inc.	3,033	67,697
		787,511
Telephone-Integrated — 2.1%
AT&T, Inc.	41,391	1,394,463
Atlantic Tele-Network, Inc.	2,951	81,182
Belgacom SA	2,376	102,501
China Netcom Group Corp. Hong Kong, Ltd.(11)	31,500	85,848

Empresa Nacional de Telecomunicaciones SA	6,510	86,845
France Telecom SA	43,911	1,293,530
KDDI Corp.	221	1,365,316
Koninklijke KPN NV	4,110	70,534
Nippon Telegraph and Telephone Corp.	136	666,008
Telefonica SA	17,688	470,090
Telekom Austria AG	2,739	59,425
Telephone and Data Systems, Inc.	1,735	82,014
Verizon Communications, Inc.	37,000	1,309,800
		7,067,556
Television — 0.2%
CTC Media, Inc.†	12,170	300,113
DISH Network Corp. Class A†	5,784	169,357
Mediaset SpA	8,294	54,683
Sinclair Broadcast Group, Inc., Class A	19,413	147,540
		671,693
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	7,806	165,648
Therapeutics — 0.2%
Alnylam Pharmaceuticals, Inc.†	2,528	67,574
Cypress Bioscience, Inc.†	11,090	79,738
Neurocrine Biosciences, Inc.†	14,135	59,226
Onyx Pharmaceuticals, Inc.†	1,718	61,162
Questcor Pharmaceuticals, Inc.†	13,630	63,243
The Medicines Co.†	8,579	170,037
United Therapeutics Corp.†	1,573	153,761
		654,741
Tobacco — 0.8%
Alliance One International, Inc.†	12,974	66,298
Altria Group, Inc.	30,978	636,908
British American Tobacco PLC	3,313	114,757
Japan Tobacco, Inc.	13	55,460
KT&G Corp.	1,540	132,499
Philip Morris International, Inc.	15,046	743,122
Reynolds American, Inc.	17,856	833,340
Universal Corp.	2,368	107,082
		2,689,466
Toys — 0.3%
Hasbro, Inc.	6,664	238,039
JAKKS Pacific, Inc.†	8,594	187,780
Marvel Entertainment, Inc.†	6,957	223,599
Mattel, Inc.	19,936	341,305
		990,723
Transactional Software — 0.0%
Yucheng Technologies, Ltd.†	8,353	93,474
Transport-Marine — 0.5%
Kirby Corp.†	3,200	153,601
Neptune Orient Lines, Ltd.	103,000	244,527
Overseas Shipholding Group, Inc.	1,951	155,144
Pacific Basin Shipping, Ltd.	102,000	145,729
STX Pan Ocean Co., Ltd.	58,500	116,044
Tidewater, Inc.	13,213	859,242
		1,674,287
Transport-Rail — 0.4%
All America Latina Logistica	21,100	271,533
Central Japan Railway Co.	90	991,667
East Japan Railway Co.	4	32,586
		1,295,786
Transport-Services — 0.2%
ComfortDelGro Corp., Ltd.	75,000	82,689

National Express Group PLC	7,987	151,454
Ryder System, Inc.	5,600	385,729
		619,872
Transport-Truck — 0.0%
Arkansas Best Corp.	4,158	152,353
Travel Services — 0.3%
Kuoni Reisen Holding AG	229	110,125
Thomas Cook Group PLC	141,466	659,364
TUI Travel PLC	28,370	115,844
		885,333
Venture Capital — 0.3%
3i Group PLC	66,555	1,093,686
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	7,228	280,086
Mannatech, Inc.	10,884	59,210
NBTY, Inc.†	6,469	207,398
		546,694
Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd.(11)	237,543	204,291
Water — 0.2%
American States Water Co.	1,626	56,813
Aqua America, Inc.	5,016	80,106
California Water Service Group	1,650	54,071
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,792	142,839
Consolidated Water Co., Inc.	1,583	31,344
PICO Holdings, Inc.†	1,676	72,823
SJW Corp.	1,787	47,177
Southwest Water Co.	2,404	24,089
Veolia Environnement	2,945	165,208
		674,470
Water Treatment Systems — 0.0%
Hyflux, Ltd.	27,000	59,338
Nalco Holding Co.	4,840	102,368
		161,706
Web Portals/ISP — 0.2%
Sohu.com, Inc.†	2,560	180,327
Trizetto Group, Inc.†	7,903	168,967
United Internet AG	3,809	75,085
United Online, Inc.	8,979	90,060
Yahoo!, Inc.†	8,400	173,545
		687,984
Wire & Cable Products — 0.5%
Bekaert NV	397	61,288
General Cable Corp.†	1,590	96,753
Prysmian SpA	58,459	1,480,938
Superior Essex, Inc.†	1,283	57,261
		1,696,240
Wireless Equipment — 0.4%
Comba Telecom Systems Holdings, Ltd.	290,000	78,104
InterDigital, Inc.†	15,072	366,552
Nokia Oyj	18,300	440,449
Novatel Wireless, Inc.†	4,928	54,849
QUALCOMM, Inc.	8,522	378,122
Telefonaktiebolaget LM Ericsson, Class B	4,520	47,134
		1,365,210
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	8,370	71,568
Total Common Stock
(cost $256,894,116)		259,779,573

PREFERRED STOCK — 0.4%
Auto-Cars/Light Trucks — 0.0%
Volkswagen AG	227	33,034
Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	11,588	345,929
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.	173	74,731
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.	26	20,915
Oil Companies-Integrated — 0.2%
Petroleo Brasileiro SA ADR	10,780	624,844
Steel-Producers — 0.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	4,950	244,077
Telephone-Integrated — 0.0%
Brasil Telecom SA	14,400	155,362
Total Preferred Stock
(cost $836,941)		1,498,892

ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 3A1
4.94% due 04/25/34(8)	$37,008	35,586
Advanta Business Card Master Trust,
Series 2004-C1, Class C
3.53% due 09/20/13(1)	65,000	59,467
Aegis Asset Backed Securities Trust,
Series 2004-6N
4.75% due 03/25/35*(11)(17)	2,980	3
Asset Securitization Corp.,
Series 1997-D5, Class A5
6.93% due 02/14/43(2)	50,000	50,280
Banc of America Commercial Mtg., Inc.,
Series 2005-4, Class XC
0.07% due 07/10/45*(7)(9)(11)	2,477,553	14,755
Banc of America Commercial Mtg., Inc.,
Series 2005-1, Class XW
0.10% due 11/10/42*(2)(7)(9)(17)	5,226,756	14,177
Banc of America Commerical Mtg., Inc.,
Series 2004-5, Class XC
0.15% due 11/10/41*(2)(7)(9)	1,551,588	16,465
Banc of America Commercial Mtg., Inc.,
Series 2005-6, Class A2
5.16% due 09/10/47(7)	67,000	66,815
Banc of America Commercial Mtg., Inc.,
Series 2007-2, Class A2
5.63% due 04/10/49(7)	29,000	28,471
Banc of America Commercial Mtg., Inc.,
Series 2006-4, Class A4
5.67% due 07/10/46(7)	140,000	134,824
Banc of America Funding Corp.
Series 2006-D, Class 6A1
5.99% due 05/20/36(8)	3,187	2,312
Banc of America Large Loan,
Series 2005-MIB1, Class K
4.47% due 03/15/22*(1)(7)(11)	93,000	72,170
Banc of America Mtg. Securities, Inc.,
Series 2004-D, Class 2AIO
0.27% due 05/25/34(2)(8)(9)	340,856	382
Banc of America Mtg. Securities, Inc.,
Series 2005-E, Class 2IO
0.30% due 06/25/35(8)(9)(17)	915,393	3,650
Banc of America Mtg. Securities, Inc.,
Series 2003-F, Class 2A1
4.39% due 07/25/33(2)(8)	4,949	4,671
Bay View Auto Trust,
Series 2005-LJ2, Class C
4.92% due 02/25/14	45,000	43,034
Bayview Commercial Asset Trust,
Series 2004-3, Class IO
1.60% due 01/25/35*(7)(9)(17)	100,573	4,026
Bayview Commercial Asset Trust,
Series 2005-A1, Class IO
1.60% due 04/25/35*(7)(9)(17)	143,967	7,230
Bayview Commercial Asset Trust,
Series 2005-3A, Class IO
1.60% due 11/25/35*(7)(9)(17)	439,063	30,693
Bayview Commercial Asset Trust,
Series 2005-A1, Class A1
2.78% due 03/25/35*(1)(7)	25,634	24,456
Bayview Financial Acquisition Trust,
Series 2004-D, Class A
2.87% due 08/28/44(1)	35,478	33,782
Bayview Financial Asset Trust,
Series 2004-SSRA, Class A1
3.08% due 12/25/39*(1)(17)	39,308	30,171

Bayview Financial Asset Trust,
Series 2003-SSRA, Class A
3.18% due 10/25/38*(1)(17)	23,449	19,524
Bear Stearns Alt-A Trust,
Series 2006-5 Class 2A2
6.25% due 08/25/36(8)	64,507	50,382
Bear Stearns Alt-A Trust,
Series 2004-9, Class 1A1
6.70% due 09/25/34(2)(8)	4,071	3,656
Bear Stearns Asset Backed Securities Trust,
Series 2005-3, Class A1
2.93% due 07/25/35(1)	26,380	25,490
Bear Stearns Asset Backed Securities Trust,
Series 2003-3, Class A2
3.07% due 06/15/43(1)	36,052	32,109
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2005-PWIO, Class X1IO
0.03% due 12/11/40(9)	6,423,405	23,050
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2004-T16, Class A6
4.75% due 02/13/46(7)	32,000	30,222
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2004-PWR4, Class A3
5.47% due 06/11/41(7)	32,000	31,457
Chase Commercial Mtg. Securities Corp.,
Series 2000-3, Class A2
7.32% due 10/15/32(7)	17,779	18,410
Chase Credit Card Master Trust,
Series 2003-3, Class C
3.55% due 10/15/10(1)	60,000	60,021
Citigroup Commercial Mtg. Trust,
Series 2005-C3, Class XC
0.12% due 05/15/43*(2)(7)(9)	4,698,214	40,691
Citigroup Mtg. Loan Trust, Inc.
Series 2007-6, Class 2A5
4.17% due 05/25/37(1)(8)(9)	114,954	8,726
Citigroup/Deutsche Bank Commercial Mtg. Trust,
Series 2007-CD4, Class XC
0.05% due 12/11/49*(2)(7)(9)(11)	1,525,020	11,538
CNL Funding,
Series 1999-1, Class A2
7.64% due 06/18/14*(7)(11)	100,000	100,077
Commercial Mtg. Acceptance Corp.,
Series 1998-C2, Class C2
5.44% due 09/15/30*(7)(11)	688,000	613,221
Commercial Mtg. Pass Through Certs,
Series 2005-06, Class XCIO
0.05% due 06/10/44(9)	3,662,950	20,074
Commercial Mtg. Pass Through Certs,
0.05% due 12/10/46(9)(11)	2,195,184	22,195
Commercial Mtg. Pass Through Certs,
Series 2005-LP5, Class XC
0.09% due 05/10/43*(2)(7)(9)	1,740,666	13,203
Commercial Mtg. Pass Through Certs,
Series 2001-J2A, Class A2F
2.97% due 07/16/34*(1)(7)	46,000	45,037
Commercial Mtg. Pass Through Certs,
Series 2004-LB3A, Class A5
5.28% due 07/10/37(2)(7)	52,000	51,019
Commercial Mtg. Pass Through Certs,
Series 2006-CN2A, Class H
5.57% due 02/05/19*(2)(7)(11)	19,000	15,972
Conseco Finance Securitizations Corp.,
Series 2002-1, Class M1A
4.51% due 12/01/33(17)	118,000	102,022

Conseco Finance Securitizations Corp.,
Series 2002-1, Class A
6.68% due 12/01/33	15,636	15,379
Conseco Finance Securitizations Corp.,
Series 2001-3, Class A4
6.91% due 05/01/33	164,704	152,893
Conseco Finance Securitizations Corp.,
Series 2001-1, Class A6
6.99% due 07/01/32	253,640	230,831
Conseco Finance Securitizations Corp.,
Series 2000-6, Class A5
7.27% due 09/01/31	8,251	7,549
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36% due 09/01/33	43,983	41,089
Conseco Finance Securitizations Corp.,
Series 2002-2, Class M1
7.42% due 03/25/33	4,000	3,318
Conseco Finance Securitizations Corp.,
Series 2000-5, Class A6
7.96% due 02/01/32	25,504	22,684
Conseco Finance Securitizations Corp.,
Series 2000-4, Class A6
8.31% due 05/01/32	59,369	44,711
Conseco Finance Securitizations Corp.,
Series 2002-2, Class AIO
8.50% due 03/25/33(9)(17)	98,309	8,133
Countrywide Alternative Loan Trust,
Series 2005-24, Class 1AX
0.00% due 07/20/35(2)(8)(9)(17)	537,178	11,145
Countrywide Alternative Loan Trust,
Series 20042CB, Class 1A5
5.12% due 03/25/34(1)(8)(9)	27,240	1,712
Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2
6.00% due 02/25/37(8)	27,331	24,332
Countrywide Asset-Backed Certs.,
Series 2004-6, Class 2A5
2.87% due 11/25/34(1)	3,909	3,466
Countrywide Home Loan Mtg. Pass Through Trust,
Series 2008-18, Class SG
0.00% due 03/25/35(8)(9)(17)	249,930	5,157
Countrywide Home Loan Mtg. Pass Through Trust,
Series 2005-9, Class 1X
0.00% due 05/25/35(2)(8)(9)(17)	232,413	5,450
Countrywide Home Loan Mtg. Pass Through Trust,
Series 2005-R2, Class 2A3
8.00% due 06/25/35*	46,887	45,411
Credit Suisse Mtg. Capital Certs.,
Series 2007-C1, Class AX
0.07% due 02/15/40*(2)(7)(9)(11)(17)	872,565	8,728
Credit Suisse Mtg. Capital Certs.,
Series 2006-C4, Class AX
0.09% due 09/15/39*(2)(7)(9)(11)	498,688	6,749
Credit Suisse Mtg. Capital Certs.,
Series 2006-C5, Class AX
0.09% due 12/15/39(2)(7)(9)	1,405,032	19,695
Credit Suisse Mtg. Capital Certs.
Series 2007-C4, Class A2
5.81% due 08/15/39(2)(7)	14,000	13,857
Crown Castle Towers LLC,
Series 2005-1A, Class D
5.61% due 06/15/35*(7)(11)	84,000	78,307
CS First Boston Mtg. Securities Corp.,
Series 2005-C2, Class AX
0.14% due 04/25/37*(2)(7)(9)	2,374,914	29,809
CS First Boston Mtg. Securities Corp.,
Series 2003-C3, Class AX
0.54% due 05/15/38*(7)(9)	1,453,173	53,918

CS First Boston Mtg. Securities Corp.,
Series 2001-CK1, Class AY
0.78% due 12/16/35*(7)(9)	1,832,004	26,921
CS First Boston Mtg. Securities Corp.,
Series 2004-TF2A, Class H
3.10% due 11/15/19*(1)(7)(11)	50,000	48,466
CS First Boston Mtg. Securities Corp.,
Series 2004-TF2A, Class J
3.10% due 11/15/19*(1)(7)(11)	50,000	48,407
CS First Boston Mtg. Securities Corp.,
Series 2005-TF2A, Class J
3.37% due 09/15/20*(1)(7)(11)	20,440	19,657
CS First Boston Mtg. Securities Corp.,
Series 2004-FR1NC, Class A
5.00% due 11/27/34*(11)(17)	9,348	750
CS First Boston Mtg. Securities Corp.,
Series 2004-C2, Class A2
5.42% due 05/15/36(7)	50,000	48,613
CS First Boston Mtg. Securities Corp.,
Series 1998-C2, Class FQ
6.75% due 11/15/30*(7)(11)	44,000	43,552
DLJ Commercial Mtg. Corp.,
Series 2000-CF1, Class A1B
7.62% due 06/10/33(7)	67,496	70,153
FFCA Secured Lending Corp.,
Series 2001-A2, Class A2
7.77% due 09/18/27*(7)	68,695	66,972
First Horizon Alternative Mtg. Securities
Series 2005-AA10, Class 2A1
5.75% due 12/25/35(8)	25,080	21,646
GE Capital Commercial Mtg. Corp.,
Series 2005-C3, Class XC
0.06% due 07/25/45*(2)(7)(9)	11,511,609	47,703
GMAC Commercial Mtg. Securities, Inc.,
Series 2006-C1, Class XC
0.04% due 11/10/45(9)	8,887,107	47,891
GMAC Commercial Mtg. Securities, Inc.,
Series 1999-C3, Class G
0.10% due 05/10/43(7)(9)	3,126,289	35,177
GMAC Commercial Mtg. Securities, Inc.,
Series 1999-C3, Class F
1.28% due 07/15/29(2)(7)(9)	350,760	16,772
GMAC Commercial Mtg. Securities, Inc.,
Series 2003-C3, Class A4
5.02% due 04/10/40(7)	25,000	24,249
GMAC Commercial Mtg. Securities, Inc.,
Series 1997-C1, Class X
7.88% due 08/15/36(2)(7)	34,000	35,168
Granite Mtg. PLC,
Series 2003-3, Class 1C
4.27% due 01/20/44(1)(8)(17)	21,635	18,455
Green Tree Financial Corp.,
Series 1999-1, Class A6
6.37% due 07/01/25	5,000	4,856
Green Tree Financial Corp.,
Series 1999-3, Class A7
6.74% due 02/01/31	10,000	9,777
Green Tree Financial Corp.,
Series 1997-7, Class A8
6.86% due 09/05/16	13,672	13,438
Green Tree Financial Corp.,
Series 1998-4, Class A7
6.87% due 02/01/30	2,236	2,069
Green Tree Financial Corp.,
Series 1997-6, Class A8
7.07% due 01/15/29	21,646	21,453
Green Tree Financial Corp.,
Series 1997-6, Class M1
7.21% due 01/15/29	27,000	18,932

Green Tree Financial Corp.,
Series 1995-8, Class m1
7.30% due 12/15/26	6,310	6,200
Green Tree Financial Corp.,
Series 1997-4, Class A7
7.36% due 02/15/29	21,297	21,180
Green Tree Financial Corp.,
Series 1997-6, Class A9
7.55% due 01/15/29	37,911	37,554
Green Tree Financial Corp.,
Series 1999-5, Class A5
7.86% due 04/01/30	157,214	133,418
Greenpoint Manufactured Housing,
Series 1999-5, Class A4
7.59% due 11/15/28	72,832	72,647
Greenpoint Manufactured Housing,
Series 2000-3, Class IA
8.45% due 06/20/31	41,449	36,821
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class X1
4.29% due 06/25/45(8)(9)(17)	165,201	4,546
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class XC
0.06% due 04/10/37*(7)(9)	5,520,125	18,434
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.57% due 08/10/42(7)	26,000	25,229
Greenwich Capital Commercial Funding Corp.,
Series 2003-C2, Class A4
4.92% due 01/05/36(7)	26,000	25,022
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44% due 03/10/39(7)	109,000	101,824
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4
5.74% due 08/10/17(7)	175,000	165,426
GS Mtg. Securities Corp. II,
Series 2005-GG4, Class XC
0.21% due 07/10/39*(7)(9)	3,091,532	48,976
GS Mtg. Securities Corp. II,
Series 2003-C1, Class X1
0.21% due 01/10/40*(2)(7)(9)(11)	1,028,042	20,397
GS Mtg. Securities Corp. II,
Series 2004-C1, Class X1
0.60% due 10/10/28*(7)(9)	1,538,385	8,879
GSMPS Mtg. Loan Trust,
Series 2005-RP2, Class 1A2
7.50% due 03/25/35*(8)	28,384	27,715
GSMPS Mtg. Loan Trust,
Series 2005-RP3, Class 1A2
7.50% due 09/25/35*(8)	34,549	33,137
GSMPS Mtg. Loan Trust,
Series 2005-RP2, Class 1A3
8.00% due 03/25/35*(8)	26,042	25,827
GSMPS Mtg. Loan Trust,
Series 2005-RP3, Class 1A3
8.00% due 09/25/35*(8)	43,198	42,418
GSMPS Mtg. Loan Trust,
Series 2005-RP3, Class 1A4
8.50% due 09/25/35*(8)	13,263	13,434
HSI Asset Loan Obligation,
Series 2007-AR1, Class 2A1
6.13% due 01/25/37(8)	69,013	59,569
HVB Mtg. Capital Corp.,
Series 2003-FL1A, Class K
5.30% due 09/10/22*(1)(7)(11)(17)	72,000	64,797

Hyundai Auto Receivables Trust,
Series 2004-A, Class D
4.10% due 08/15/11	7,276	7,273
INDYMAC Index Mtg. Loan Trust,
Series 2005-AR31, Class 3A1
5.64% due 01/25/36(8)	84,267	67,566
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP5, Class X1
0.06% due 12/15/44*(2)(7)(9)	10,438,817	38,178
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP3, Class X1
0.07% due 08/15/42*(2)(7)(9)	3,972,795	25,169
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-CB12, Class X1
0.10% due 09/12/37*(2)(7)(9)	2,178,374	17,303
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP1, Class X1
0.12% due 03/15/46*(7)(9)	1,215,033	9,208
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-LDP9, Class X
0.46% due 05/15/47(2)(7)(9)	1,249,512	30,710
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP2, Class AM
4.78% due 07/15/42(7)	10,000	9,235
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2003-CB6, Class A2
5.26% due 07/12/37(7)	32,000	31,635
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2007-LDPX, Class A3
5.42% due 05/15/49(7)	623,000	577,350
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-CB14, Class A4
5.48% due 12/12/44(7)	90,000	86,232
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-CB16, Class A4
5.55% due 05/12/45(7)	191,000	182,757
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2007-LD12, Class AM
6.26% due 02/15/51(2)(7)	20,000	18,584
J.P. Morgan Commercial Mtg. Finance Corp.,
Series 2000-C9, Class G
6.25% due 10/15/32*(7)(11)	25,000	23,685
J.P. Morgan Commercial Mtg. Finance Corp.,
Series 1997-C5, Class F
7.56% due 09/15/29(7)	27,000	27,661
LB-UBS Commercial Mtg. Trust,
Series 2006-C1, Class XCL
0.09% due 02/15/41*(2)(7)(9)	5,218,533	47,224
LB-UBS Commercial Mtg. Trust,
Series 2005-C7, Class XCL
0.10% due 11/15/40*(2)(7)(9)	4,997,372	36,183
LB-UBS Commercial Mtg. Trust,
Series 2005-C5, Class XCL
0.12% due 09/15/40*(2)(7)(9)	2,511,808	29,811
LB-UBS Commercial Mtg. Trust,
Series 2005-C2, Class XCL
0.17% due 04/15/40*(2)(7)(9)	4,555,272	40,535
LB-UBS Commercial Mtg. Trust,
Series 2005-C3, Class XCL
0.21% due 07/15/40*(2)(7)(9)	1,395,097	24,883
LB-UBS Commercial Mtg. Trust,
Series 2003-C5, Class XCL
0.73% due 04/15/37*(2)(7)(9)(11)	129,462	2,099
LB-UBS Commercial Mtg. Trust,
Series 2004-C1, Class A4
4.57% due 01/15/31(7)	22,000	21,096
LB-UBS Commercial Mtg. Trust,
Series 2004-C7, Class A6
4.79% due 10/15/29(7)	35,000	33,167

Lehman ABS Manufactured Housing Contract,
Series 2001-B, Class M1
6.63% due 03/15/28(17)	3,000	2,140
Lehman Brothers Floating Rate Commercial Mtg. Trust,
Series 2005-LLFA, Class J
3.27% due 07/16/18*(1)(7)(11)	19,000	16,870
Lehman Mtg. Trust,
Series 2007-4, Class 2A2
4.19% due 04/25/37(1)(8)(9)	122,653	10,103
Lehman Mtg. Trust,
Series 2006-5, Class 2A2
4.67% due 08/25/36(1)(8)(9)(17)	124,483	9,776
Lehman XS Trust,
Series 2007-6, Class 3A6
6.50% due 05/25/37	54,097	46,088
Marriott Vacation Club Owner Trust,
Series 2002-1A, Class A1
3.18% due 12/20/24*(1)	12,885	12,706
Master Adjustable Rate Mtgs. Trust,
Series 2005-2, Class 7AX
0.17% due 03/25/35(8)(9)(17)	158,466	300
Master Adjustable Rate Mtgs. Trust,
Series 2004-3, Class 4AX
1.42% due 04/25/34(8)(9)	60,965	942
Master Adjustable Rate Mtgs. Trust,
Series 2004-7, Class 2A1
6.09% due 08/25/34(2)(8)	8,481	7,560
Master Reperforming Loan Trust,
Series 2005-1, Class 1A4
7.50% due 08/25/34*(8)	36,639	36,743
Master Reperforming Loan Trust,
Series 2005-2, Class 1A3
7.50% due 05/25/35*(8)	39,563	41,202
Merit Securities Corp.,
Series 11PA, Class 3A1
3.10% due 04/28/27*(1)(8)(11)	73,529	66,348
Merrill Lynch CFC Commercial Mtg.,
Series 2006-4, Class XC
0.48% due 12/12/49(9)	2,728,430	32,997
Merrill Lynch Mtg. Investors, Inc.,
Series 2005-LC1, Class XA
0.11% due 01/12/44(9)	1,109,939	7,540
Merrill Lynch Mtg. Investors, Inc.,
Series 2004-WMC3, Class B3
5.00% due 01/25/35	3,894	1,009
Merrill Lynch Mtg. Trust,
Series 2005-MCP1, Class XC
0.13% due 05/25/43*(2)(7)(9)	2,283,364	24,728
Merrill Lynch Mtg. Trust,
Series 2005-MKB2, Class A2
4.81% due 09/12/42(7)	117,000	116,852
Mezz Capital Commercial Mtg. Trust,
Series 2006-04, Class XIO
5.47% due 12/15/16(9)(11)(17)	265,405	69,867
Mezz Capital Commercial Mtg. Trust,
Series 2005-C3, Class X
5.56% due 05/15/44(9)(17)	171,098	39,621
Mezz Capital Commercial Mtg. Trust,
Series 2004-C2, Class X
6.41% due 12/15/40(9)(17)	150,693	35,359
Mid-State Trust,
Series 11, Class B
8.22% due 07/15/38	8,783	7,175
Morgan Stanley Capital I,
Series 2005-HQ6, Class X1
0.10% due 08/13/42*(2)(7)(9)	3,798,876	32,535
Morgan Stanley Capital I,
Series 2004-HQ4, Class A7
4.97% due 04/14/40(7)	41,000	39,351

Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.45% due 02/20/44(7)	191,000	177,392
Morgan Stanley Capital I,
Series 2008-T29, Class A3
6.28% due 01/11/43(2)(7)	39,000	38,474
Morgan Stanley Capital I,
Series 1998-CF1, Class D
7.35% due 07/15/32(7)	56,000	56,687
Morgan Stanley Mtg. Loan Trust,
Series 2005-5AR, Class 2A1
4.91% due 09/25/35(8)	152,641	129,154
Mortgage Capital Funding, Inc.,
Series 1998-MC2, Class E
7.10% due 06/18/30(7)	27,000	27,366
Navistar Financial Corp. Owner Trust,
Series 2004-B, Class C
3.93% due 10/15/12	2,260	2,158
Navistar Financial Corp. Owner Trust,
Series 2005-A, Class C
4.84% due 01/15/14	9,731	9,473
New Century Home Equity Loan Trust,
Series 2003-5, Class AI7
5.15% due 06/25/33	29,813	26,919
Nomura Asset Acceptance Corp.,
Series 2004-R3, Class PT
7.51% due 12/25/35*(2)(8)(11)	43,688	42,289
Oakwood Mtg. Investors, Inc.,
Series 2002-C, Class A1
5.41% due 11/15/32	90,756	76,028
Oakwood Mtg. Investors, Inc.,
Series 2002-A, Class AIO
6.00% due 02/15/10(9)(17)	92,529	6,970
Oakwood Mtg. Investors, Inc.,
Series 2001-E, Class AIO
6.00% due 11/15/09(9)(17)	112,648	2,368
Oakwood Mtg. Investors, Inc.,
Series 2001-E, Class A4
6.81% due 12/15/31	65,731	45,670
Oakwood Mtg. Investors, Inc.,
Series 2000-A, Class A3
7.95% due 03/15/22	39,916	31,224
Oakwood Mtg Investors, Inc.,
Series 1996-C, Class B1
7.96% due 04/15/27	16,701	10,841
Origen Manufactured Housing,
Series 2004-B, Class A2
3.79% due 12/15/17	18,689	18,454
Origen Manufactured Housing,
Series 2004-B, Class A3
4.75% due 08/15/21	26,000	24,248
Permanent Financing PLC,
Series 4, Class 3C
3.50% due 06/10/42(1)(8)(17)	60,000	57,231
Permanent Financing PLC,
Series 3, Class 3C
3.85% due 06/10/42(1)(8)(17)	50,000	49,535
Pillar Funding PLC,
Series 2004-1A, Class C1
3.81% due 06/15/11*(1)(11)(17)	101,000	87,915
Residential Asset Securitization Trust,
Series 2007-A3, Class 2A2
4.21% due 04/25/37(1)(8)(9)	127,159	11,900
Residential Asset Securitization Trust,
Series 2007-A5, Class 2A3
6.00% due 05/25/37(8)	26,833	23,813
Residential Asset Mtg. Products, Inc.,
Series 2002-SL1, ClassAI3
7.00% due 06/25/32(8)	67,391	67,290
Residential Asset Securities NIM Corp.,
Series 2004-NT11
4.50% due 12/25/34*(11)(17)	4,095	248

SACO I Trust,
Series 2005-10, Class 1A
2.74% due 06/25/36(1)	44,800	29,204
Strips,
Series 2004-1A, Class K
5.00% due 03/24/18*(7)(11)(17)	50,000	41,003
Structured Adjustable Rate Mtg. Loan Trust,
Series 2004-19, Class 2A1X
1.27% due 01/25/35(2)(8)(9)(17)	214,376	2,789
Structured Adjustable Rate Mtg. Loan Trust,
Series 2005-9, Class AX
1.53% due 05/25/35(2)(8)(9)(17)	577,317	12,704
Structured Adjustable Rate Mtg. Loan Trust,
Series 2004-8, Class 1A3
5.13% due 07/25/34(2)(8)	3,236	2,940
Structured Adjustable Rate Mtg. Loan Trust,
Series 2007-8, Class 1A2
6.25% due 09/25/37(1)(8)	47,367	39,268
Structured Asset Securities Corp.,
Series 2007-4, Class 1A4
1.00% due 03/28/45*(8)(9)(11)(17)	1,555,991	41,909
Structured Asset Securities Corp.,
Series 2004-NP2, Class A
2.83% due 06/25/34*(1)(8)(17)	45,205	41,253
Structured Asset Securities Corp.,
Series 2007-4, Class 1A3
3.77% due 03/28/45*(1)(8)(9)(11)(17)	1,555,991	95,957
Thornburg Mtg. Securities Trust,
Series 2006-4, Class A2B
2.60% due 07/25/36(1)(8)	35,125	32,606
TIAA Real Estate CDO, Ltd.,
Series 2002-1A, Class IIFX
6.77% due 05/22/37*(11)(17)	86,000	81,569
Wachovia Bank Commercial Mtg. Trust,
Series 2005-C18, Class XC
0.11% due 04/15/42*(2)(7)(9)	5,289,631	43,201
Wachovia Bank Commercial Mtg. Trust,
Series 2005-C16, Class A4
4.85% due 10/15/41(7)	32,000	30,300
WaMu Commerical Mtg. Securities Trust,
Series 2005-C1A, Class F
5.30% due 05/25/36*(7)(11)	65,000	53,279
WaMu Mtg. Pass Through Certs.,
Series 2004-AR1, Class A
4.23% due 03/25/34(8)	8,829	8,641
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR12, Class 2A5
4.32% due 07/25/35(8)	579,000	503,418
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR9, Class 1A2
4.36% due 05/25/35(8)	90,210	68,885
WFS Financial Owner Trust,
Series 2005-1, Class D
4.09% due 08/17/12	3,361	3,363
Total Asset Backed Securities
(cost $9,776,971)		8,735,658

CORPORATE BONDS & NOTES — 6.0%
Advanced Materials — 0.0%
Hexcel Corp.
Senior Sub. Notes
6.75% due 02/01/15	45,000	43,771
Advertising Agencies — 0.0%
Omnicom Group, Inc.
Company Guar. Senior Notes
5.90% due 04/15/16	15,000	14,665
Advertising Sales — 0.0%
Lamar Media Corp.
Senior Notes
6.63% due 08/15/15(11)	35,000	31,858
Advertising Services — 0.0%
Vertis, Inc.
Company Guar. Notes
10.88% due 06/15/09†(14)(20)	90,000	33,754
Vertis, Inc.
Sub. Notes
13.50% due 12/07/09†*(14)(20)	20,000	704
		34,458
Aerospace/Defense — 0.0%
Alliant Techsystems, Inc.
Company Guar. Notes
6.75% due 04/01/16	20,000	19,408
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp.
Notes
6.13% due 07/15/38	60,000	60,279
Agricultural Chemicals — 0.0%
Monsanto Co.
Senior Notes
5.13% due 04/15/18	5,000	4,904
Monsanto Co.
Company Guar. Bonds
5.88% due 04/15/38	10,000	9,628
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*	20,000	20,903
The Mosaic Co.
Senior Notes
7.63% due 12/01/16*	35,000	37,278
		72,713
Airlines — 0.0%
American Airlines, Inc.
Pass Through Certs.
Series 1997-C1, Class X
7.86% due 04/01/13	10,000	9,601
Continental Airlines, Inc.
Pass Through Certs.
Series 2005-LDP1, Class X1
6.56% due 08/15/13	15,000	13,726
Continental Airlines, Inc.
Pass Through Certs.
Series 2003-CB6, Class A2
6.65% due 09/15/17	26,028	23,687

Continental Airlines, Inc.
Pass Through Certs.
Series 974A
6.90% due 07/02/19	6,316	5,828
Northwest Airlines, Inc.
Pass Through Certs.
Series 2000-1
7.15% due 04/01/21(17)	28,002	23,803
United AirLines, Inc.
Pass Through Certs.
Series 2007-1, Class A
6.64% due 07/02/22	14,592	12,065
		88,710
Apparel Manufacturers — 0.0%
Hanesbrands, Inc.
Company Guar. Notes
6.51% due 12/15/14(1)	35,000	32,552
Levi Strauss & Co.
Senior Notes
8.88% due 04/01/16	30,000	29,177
Levi Strauss & Co.
Senior Notes
9.75% due 01/15/15	35,000	35,177
VF Corp.
Notes
5.95% due 11/01/17	15,000	14,864
		111,770
Auto/Truck Parts & Equipment-Original — 0.1%
ArvinMeritor, Inc.
Senior Notes
8.13% due 09/15/15	30,000	23,551
Lear Corp.
Senior Notes
8.50% due 12/01/13	45,000	37,183
Meritor Automotive, Inc.
Notes
6.80% due 02/15/09	10,000	9,838
Tenneco, Inc.
Senior Notes
8.13% due 11/15/15*	5,000	4,526
Tenneco, Inc.
Company Guar. Notes
8.63% due 11/15/14	45,000	39,714
Tenneco, Inc.
Secured Notes
10.25% due 07/15/13	3,000	3,140
Titan International, Inc.
Company Guar. Notes
8.00% due 01/15/12	60,000	58,802
		176,754
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission
Senior Notes
11.00% due 11/01/15*	20,000	17,908
Auto-Cars/Light Trucks — 0.0%
DaimlerChrysler NA Holding Corp.
Company Guar. Bonds
5.75% due 09/08/11	65,000	66,288
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
6.50% due 11/15/13	5,000	5,189
		71,477

Banks-Commercial — 0.1%
American Express Bank FSB
Notes
5.55% due 10/17/12	250,000	247,317
Barclays PLC
Bonds
3.13% due 08/29/49(1)	50,000	31,750
		279,067
Banks-Fiduciary — 0.0%
State Street Capital Trust IV
3.80% due 06/15/37(1)	15,000	11,521
The Bank of New York Mellon Corp.
Senior Notes
4.95% due 11/01/12	10,000	9,975
		21,496
Banks-Super Regional — 0.1%
Bank of America Corp.
Senior Notes
5.65% due 05/01/18	120,000	112,032
BankAmerica Capital III
Notes
3.36% due 01/15/27(1)	35,000	27,654
Fleet Capital Trust V
Bank Guar. Notes
3.81% due 12/18/28(1)	45,000	36,993
Keycorp
Notes
6.50% due 05/14/13	10,000	8,929
Wachovia Corp.
Notes
5.50% due 05/01/13	85,000	81,356
Wells Fargo & Co.
Senior Notes
4.38% due 01/31/13	50,000	48,417
Wells Fargo Capital XIII
7.70% due 03/26/13(1)(6)	15,000	14,911
		330,292
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc.
Notes
5.50% due 09/15/14	10,000	6,008
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc.
Senior Sub. Notes
9.75% due 04/15/12	45,000	44,552
Builders FirstSource, Inc.
Company Guar. Notes
6.93% due 02/15/12(1)	40,000	27,202
Nortek, Inc.
Senior Sub. Notes
8.50% due 09/01/14	120,000	76,802
Nortek, Inc.
Senior Notes
10.00% due 12/01/13*	5,000	4,775
NTK Holdings, Inc.
Senior Disc. Notes
10.75% due 03/01/14(3)	30,000	13,652
		166,983

Building Products-Cement — 0.0%
Texas Industries, Inc.
Senior Notes
7.25% due 07/15/13	45,000	44,783
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.
Company Guar. Notes
5.00% due 01/15/09	10,000	9,814
D.R. Horton, Inc.
Senior Notes
7.88% due 08/15/11	10,000	9,502
D.R. Horton, Inc.
Company Guar. Notes
8.00% due 02/01/09	10,000	9,977
Meritage Homes Corp.
Company Guar. Notes
6.25% due 03/15/15	30,000	24,002
Meritage Homes Corp.
Senior Notes
7.00% due 05/01/14	10,000	8,101
Toll Bros., Inc.
Senior Sub. Notes
8.25% due 02/01/11	25,000	24,250
		85,646
Cable TV — 0.3%
CCH I LLC/CCH II Capital Corp.
Sec. Notes
11.00% due 10/01/15	5,000	3,707
CCH II LLC/CCH II Capital Corp.
Senior Notes
10.25% due 09/15/10	190,000	183,826
CCH II LLC/CCH II Capital Corp.
Senior Notes, Series B
10.25% due 09/15/10	70,000	67,551
Comcast Corp.
Bonds
6.40% due 05/15/38	40,000	36,899
COX Communications, Inc.
Notes
5.88% due 12/01/16*	5,000	4,822
COX Communications, Inc.
Notes
7.13% due 10/01/12	40,000	41,751
CSC Holdings, Inc.
Senior Notes
6.75% due 04/15/12	105,000	98,701
CSC Holdings, Inc.
Senior Notes
7.63% due 04/01/11	40,000	39,200
DirecTV Holdings LLC/DirecTV Financing Co.
Company Guar. Notes
6.38% due 06/15/15	75,000	70,313
DirecTV Holdings LLC/DirecTV Financing Co.
Senior Notes
7.63% due 05/15/16*(11)	5,000	4,925

Echostar DBS Corp.
Company Guar. Senior Notes
6.38% due 10/01/11	110,000	106,151
Echostar DBS Corp.
Company Guar. Notes
6.63% due 10/01/14	15,000	13,875
Echostar DBS Corp.
Company Guar. Notes
7.00% due 10/01/13	30,000	28,575
TCI Communications, Inc.
Company Guar. Notes
7.88% due 02/15/26	5,000	5,428
Tele-Communications, Inc.
Senior Notes
7.88% due 08/01/13	30,000	32,200
Tele-Communications, Inc.
Debentures
9.80% due 02/01/12	35,000	39,453
Time Warner Cable, Inc.
Notes
6.75% due 07/01/18	5,000	5,033
Time Warner Cable, Inc.
Company Guar.
7.30% due 07/01/38	20,000	19,878
		802,288
Casino Hotels — 0.0%
Boyd Gaming Corp.
Senior Sub. Notes
7.13% due 02/01/16	45,000	33,190
Station Casinos, Inc.
Senior Notes
6.00% due 04/01/12	25,000	19,878
Trump Entertainment Resorts, Inc.
Secured Notes
8.50% due 06/01/15	40,000	24,903
		77,971
Cellular Telecom — 0.1%
Centennial Communications Corp.
Senior Notes
10.00% due 01/01/13	25,000	25,376
Cingular Wireless Services, Inc.
Senior Notes
7.88% due 03/01/11	50,000	53,234
Cingular Wireless Services, Inc.
Senior Notes
8.75% due 03/01/31	15,000	17,800
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14	25,000	24,063
Cricket Communications, Inc.
Notes
10.00% due 07/15/12*	5,000	4,900
iPCS, Inc.
Senior Sec. Notes
5.00% due 05/01/13(1)(11)	15,000	13,501
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14	50,000	48,126

Rural Cellular Corp.
Senior Sub. Notes
5.68% due 06/01/13(1)	25,000	25,063
Rural Cellular Corp.
Senior Notes
8.62% due 11/01/12(1)	35,000	35,263
Rural Cellular Corp.
Senior Notes
9.88% due 02/01/10	20,000	20,351
		267,677
Chemicals-Specialty — 0.0%
Hercules, Inc.
Company Guar. Notes
6.75% due 10/15/29	10,000	9,702
Huntsman International LLC
Company Guar. Notes
7.88% due 11/15/14	35,000	32,027
Lubrizol Corp.
Senior Notes
5.50% due 10/01/14	15,000	14,325
		56,054
Coal — 0.1%
Arch Western Finance LLC
Sec. Notes
6.75% due 07/01/13	95,000	93,102
Massey Energy Co.
Senior Notes
6.63% due 11/15/10	40,002	40,002
Peabody Energy Corp.
Company Guar. Notes
5.88% due 04/15/16	15,000	14,027
Peabody Energy Corp.
Company Guar. Notes
7.38% due 11/01/16	90,000	89,777
		236,908
Commercial Serv-Finance — 0.0%
Lender Processing Services, Inc.
Notes
8.13% due 07/01/16*(11)	15,000	15,019
Commercial Services — 0.1%
ARAMARK Corp.
Company Guar. Notes
8.50% due 02/01/15(11)	45,000	44,103
Iron Mountain, Inc.
Company Guar. Notes
6.63% due 01/01/16	85,000	79,478
Iron Mountain, Inc.
Senior Sub. Notes
8.00% due 06/15/13	20,000	19,700
Iron Mountain, Inc.
Senior Sub. Notes
8.75% due 07/15/18	15,000	15,452
		158,733

Computer Services — 0.0%
Ceridian Corp.
Senior Notes
11.25% due 11/15/15*	40,000	36,302
Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*	30,000	27,452
Sungard Data Systems, Inc.
Company Guar. Notes
9.13% due 08/15/13	14,000	14,141
Sungard Data Systems, Inc.
Company Guar. Notes
10.25% due 08/15/15	34,000	34,172
Unisys Corp.
Senior Notes
12.50% due 01/15/16	10,001	10,001
		122,068
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc.
Company Guar. Notes
9.50% due 05/01/16	15,000	11,858
Consumer Products-Misc. — 0.0%
Jarden Corp.
Company Guar. Notes
7.50% due 05/01/17	35,000	30,452
Spectrum Brands, Inc.
Company Guar. Notes
7.38% due 02/01/15	15,000	9,452
Spectrum Brands, Inc.
Company Guar. Notes
11.55% due 10/02/13	25,000	20,502
Yankee Acquisition Corp.
Company Guar. Notes
8.50% due 02/15/15(11)	30,000	23,402
		83,808
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.
Debentures
7.50% due 05/15/10	35,000	35,621
Containers-Paper/Plastic — 0.0%
Berry Plastics Corp.
Senior Notes
7.57% due 02/15/15(1)(11)	25,000	23,938
Jefferson Smurfit Corp.
Company Guar. Notes
8.25% due 10/01/12	15,000	13,089
Smurfit-Stone Container Enterprises, Inc.
Senior Notes
8.00% due 03/15/17(11)	30,000	24,002
Stone Container Corp.
Notes
8.38% due 07/01/12	10,000	8,776
Tekni-Plex, Inc.
Company Guar. Notes
10.88% due 08/15/12	15,000	15,227
		85,032
Cosmetics & Toiletries — 0.0%
The Estee Lauder Cos., Inc.
Senior Notes
5.55% due 05/15/17	5,000	4,891

The Estee Lauder Cos., Inc.
Senior Notes
6.00% due 05/15/37	20,000	18,633
		23,524
Data Processing/Management — 0.0%
Fiserv, Inc.
Senior Notes
6.13% due 11/20/12	15,000	15,080
Fiserv, Inc.
Company Guar. Notes
6.80% due 11/20/17	15,000	15,179
		30,259
Direct Marketing — 0.1%
Affinion Group, Inc.
Company Guar. Notes
10.13% due 10/15/13	45,000	45,115
Affinion Group, Inc.
Company Guar. Notes
11.50% due 10/15/15	40,000	39,903
Visant Corp.
Company Guar. Notes
7.63% due 10/01/12	70,000	68,778
		153,796
Diversified Financial Services — 0.1%
General Electric Capital Corp.
Senior Notes
5.63% due 09/15/17	35,000	34,230
General Electric Capital Corp.
Senior Notes
5.88% due 01/14/38	180,000	163,131
General Electric Capital Corp.
Debentures
6.38% due 11/15/67(1)	90,000	85,126
		282,487
Diversified Manufacturing Operations — 0.1%
Blount, Inc.
Senior Sub. Notes
8.88% due 08/01/12	25,002	25,002
Eaton Corp.
Notes
5.60% due 05/15/18	20,000	19,807
Parker Hannifin Corp.
Notes
5.50% due 05/15/18	5,000	5,016
Parker Hannifin Corp.
Notes
6.25% due 05/15/38	15,000	15,182
RBS Global, Inc./ Rexnord Corp.
Company Guar. Notes
9.50% due 08/01/14	75,000	72,377
Tyco Electronics Group SA
Notes
6.00% due 10/01/12	20,000	20,194
		157,578

Diversified Operations — 0.0%
Leucadia National Corp.
Senior Notes
7.13% due 03/15/17	30,000	28,654
Leucadia National Corp.
Senior Notes
8.13% due 09/15/15	15,000	15,079
		43,733
Drug Delivery Systems — 0.0%
Hospira, Inc.
Senior Notes
5.55% due 03/30/12	15,000	14,741
Hospira, Inc.
Senior Notes
6.05% due 03/30/17	10,000	9,655
		24,396
Electric-Generation — 0.1%
Bruce Mansfield Unit
Pass Through Certs.
6.85% due 06/01/34	20,000	20,242
Edison Mission Energy
Senior Notes
7.00% due 05/15/17	25,000	23,376
Edison Mission Energy
Senior Notes
7.20% due 05/15/19(11)	30,000	27,976
Edison Mission Energy
Senior Notes
7.50% due 06/15/13	20,000	19,851
Edison Mission Energy
Senior Notes
7.75% due 06/15/16	15,000	14,926
The AES Corp.
Senior Notes
8.00% due 10/15/17	15,000	14,701
The AES Corp.
Sec. Notes
8.75% due 05/15/13*	28,000	29,052
		150,124
Electric-Integrated — 0.3%
AEP Texas North Co.
Senior Notes
5.50% due 03/01/13	10,000	9,864
Appalachian Power Co.
Senior Notes
5.80% due 10/01/35	20,000	17,025
Arizona Public Service Co.
Notes
6.50% due 03/01/12	20,000	20,169
CenterPoint Energy Houston Electric LLC
1st Mtg. Bonds
5.75% due 01/15/14	20,000	19,927
CMS Energy Corp.
Notes
6.55% due 07/17/17	40,000	37,968
Commonwealth Edison Co.
1st Mtg. Bonds
5.90% due 03/15/36	25,000	22,571

Commonwealth Edison Co.
1st Mtg. Bonds
5.80% due 03/15/18	10,000	9,762
Consumers Energy Co.
1st Mtg. Bonds
5.65% due 09/15/18	5,000	4,913
Dayton Power & Light Co.
1st Mtg. Notes
5.13% due 10/01/13	17,000	17,130
Dominion Resources, Inc.
Notes
6.00% due 11/30/17	25,000	24,685
Dominion Resources, Inc.
Jr. Sub Notes
6.30% due 09/30/66(1)	25,000	22,882
Duke Energy Carolinas LLC
1st Mtg. Bonds
6.05% due 04/15/38	15,000	14,829
Duke Energy Corp.
Notes
6.25% due 06/15/18	35,000	35,132
Entergy Gulf States, Inc.
1st Mtg. Bonds
5.25% due 08/01/15	20,000	18,861
FirstEnergy Corp.
Senior Notes
6.45% due 11/15/11	10,000	10,261
Florida Power Corp.
1st Mtg. Bonds
5.90% due 03/01/33	10,000	9,619
Florida Power Corp.
1st. Mtg. Bonds
6.40% due 06/15/38	25,000	25,392
Ipalco Enterprises, Inc.
Senior Sec. Notes
7.25% due 04/01/16*	5,000	4,925
Kansas Gas & Electric Co.
Bonds
5.65% due 03/29/21	9,831	9,338
Midamerican Energy Holdings Co.
Bonds
6.13% due 04/01/36	45,000	43,212
Midamerican Energy Holdings Co.
Bonds
6.50% due 09/15/37	5,000	5,050
Nevada Power Co.
1st Mtg. Bonds
5.88% due 01/15/15	40,000	39,928
NorthWestern Corp.
Sec. Notes
5.88% due 11/01/14	20,000	19,685
Oncor Electric Delivery Co.
Sec. Notes
7.25% due 01/15/33	25,000	24,625
Pacific Gas & Electric Co.
Senior Notes
5.80% due 03/01/37	15,000	13,985
Pacific Gas & Electric Co.
Senior Notes
6.35% due 02/15/38	10,000	9,995

PacifiCorp
Bonds
6.25% due 10/15/37	15,000	14,833
PNM Resources Inc
Senior Notes
9.25% due 05/15/15	20,000	20,650
Potomac Edison Co.
1st Mtg. Bonds
5.80% due 10/15/16*(11)	20,000	19,962
PPL Energy Supply, LLC
Bonds
5.70% due 10/15/15	10,000	9,387
Progress Energy, Inc.
Senior Notes
6.85% due 04/15/12	15,000	15,825
Public Service Co. of Colorado
Senior Sub. Notes
6.88% due 07/15/09	30,000	30,797
Public Service Co. of New Mexico
Senior Sub. Notes
4.40% due 09/15/08	25,000	24,914
Puget Sound Energy, Inc.
Puget Sound Energy, Inc.
6.97% due 06/01/67(1)	25,000	21,625
Sierra Pacific Power Co.
Senior Notes
6.75% due 07/01/37	5,000	4,886
Southern California Edison Co.
1st Mtg. Bonds
5.55% due 01/15/37	10,000	9,346
Southern California Edison Co
1st Mtg. Bonds
5.95% due 02/01/38	15,000	14,829
Southern California Edison Co.
Notes
6.65% due 04/01/29	15,000	15,403
Texas Competitive Electric Holdings Co. LLC
Senior Notes
10.25% due 11/01/15*(11)	105,000	102,900
TXU Electric Delivery Co.
Debentures
7.00% due 09/01/22	10,000	9,751
Union Electric Co.
1st. Mortgage Bonds
6.70% due 02/01/19	20,000	20,259
Westar Energy, Inc.
1st Mtg. Notes
5.10% due 07/15/20	25,000	22,435
		849,535
Electric-Transmission — 0.0%
ITC Holdings Corp.
Notes
5.88% due 09/30/16*(11)	20,000	19,427
ITC Holdings Corp.
Senior Notes
6.05% due 01/31/18*(11)	15,000	14,551
		33,978

Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp.
Company Guar. Notes
6.75% due 03/01/13	10,000	8,983
Sanmina-SCI Corp.
Senior Sub. Notes
8.13% due 03/01/16	15,000	13,500
		22,483
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc.
Senior Notes
7.75% due 05/15/13	55,000	51,015
Freescale Semiconductor, Inc.
Senior Notes
8.88% due 12/15/14	85,000	69,065
Freescale Semiconductor, Inc.
Company Guar. Notes
9.13% due 12/15/14	45,000	34,989
Freescale Semiconductor, Inc.
Senior Sub. Notes
10.13% due 12/15/16	40,000	30,502
		185,571
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.
Debentures
7.50% due 01/15/27	15,000	14,812
Avnet, Inc.
Notes
6.00% due 09/01/15	25,000	24,239
		39,051
Electronics-Military — 0.0%
L-3 Communications Corp.
Senior Sub. Notes
5.88% due 01/15/15	105,000	96,871
Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC
Senior Notes
7.38% due 10/28/09	20,000	18,217
Ford Motor Credit Co. LLC
Senior Notes
9.88% due 08/10/11	430,000	362,305
GMAC LLC
Senior Notes
3.93% due 05/15/09(1)	60,000	56,417
GMAC LLC
Senior Notes
4.88% due 12/01/14(1)	10,000	6,455
GMAC LLC
Senior Notes
6.63% due 05/15/12	5,000	3,431
GMAC LLC
Notes
6.75% due 12/01/14	190,000	125,486
GMAC LLC
Senior Notes
6.88% due 08/28/12	165,000	112,989
GMAC LLC
Notes
7.00% due 02/01/12	30,000	20,854
		706,154

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp.
Senior Notes
5.45% due 04/15/18	30,000	29,745
CIT Group, Inc.
Jr. Sub Note
6.10% due 03/15/67(1)	55,000	25,291
		55,036
Finance-Consumer Loans — 0.0%
HSBC Finance Capital Trust IX
Company Guar. Bonds
5.91% due 11/30/35(1)	100,000	80,168
John Deere Capital Corp.
Senior Notes
5.35% due 04/03/18	10,000	9,858
SLM Corp.
Notes
4.50% due 07/26/10	30,000	27,762
		117,788
Finance-Credit Card — 0.0%
Capital One Capital III
Company Guar. Bonds
7.69% due 08/15/36	15,000	12,011
Capital One Financial Corp
Senior Notes
2.98% due 09/10/09(1)	20,000	18,659
		30,670
Finance-Investment Banker/Broker — 0.3%
Citigroup, Inc.
Senior Notes
5.00% due 09/15/14	30,000	27,785
Citigroup, Inc.
Notes
6.13% due 05/15/18	135,000	129,191
Citigroup, Inc.
Senior Notes
6.88% due 03/05/38	15,000	14,475
J.P. Morgan Chase & Co.
Senior Notes
6.00% due 01/15/18	70,000	68,190
J.P. Morgan Chase & Co.
Senior Notes
6.40% due 05/15/38	45,000	41,740
J.P. Morgan Chase Capital XVII
Bonds
6.95% due 08/17/36	37,000	34,129
J.P. Morgan Chase Capital XXV
Company Guar. Notes
6.80% due 10/01/37	15,000	13,464
Lehman Brothers Holdings, Inc.
Notes
5.00% due 01/14/11	45,000	43,635
Lehman Brothers Holdings, Inc.
Sub. Notes
5.75% due 01/03/17	30,000	26,475
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17	65,000	61,063

Lehman Brothers Holdings, Inc.
Sub. Notes
7.50% due 05/11/38	15,000	13,914
Merrill Lynch & Co., Inc.
Notes
3.00% due 07/25/11(1)	10,000	9,122
Merrill Lynch & Co., Inc.
Notes
5.45% due 02/05/13	20,000	18,865
Merrill Lynch & Co., Inc.
Notes
6.15% due 04/25/13	45,000	43,615
The Bear Stearns Cos., Inc.
Senior Notes
6.40% due 10/02/17	20,000	19,764
The Goldman Sachs Group, Inc.
Medium Term Notes
5.45% due 11/01/12	35,000	34,913
The Goldman Sachs Group, Inc.
Senior Notes
6.15% due 04/01/18	25,000	24,255
The Goldman Sachs Group, Inc.
Senior Notes
6.75% due 10/01/37	25,000	22,869
		647,464
Finance-Other Services — 0.0%
Beaver Valley Funding Corp.
Debentures
9.00% due 06/01/17	37,000	39,862
Food-Dairy Products — 0.0%
Dean Foods Co.
Company Guar. Notes
7.00% due 06/01/16	25,000	21,696
Food-Misc. — 0.1%
Campbell Soup Co.
Debentures
8.88% due 05/01/21	15,000	19,566
Chiquita Brands International, Inc.
Senior Notes
7.50% due 11/01/14	35,000	28,526
Chiquita Brands International, Inc.
Senior Notes
8.88% due 12/01/15	5,000	4,376
Del Monte Corp.
Senior Sub. Notes
8.63% due 12/15/12	65,000	65,976
Grand Metropolitan Investment Corp.
Debentures
8.00% due 09/15/22	45,000	51,280
Kellogg Co.
Senior Notes
5.13% due 12/03/12	5,000	5,067
Kraft Foods, Inc.
Notes
6.13% due 08/23/18	20,000	19,370
		194,161

Food-Retail — 0.0%
The Kroger Co.
Company Guar. Notes
6.15% due 01/15/20	15,000	14,846
The Kroger Co.
Senior Guar. Notes
6.75% due 04/15/12	10,000	10,535
		25,381
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc.
Senior Notes
7.50% due 11/15/14	35,000	35,052
Funeral Services & Related Items — 0.0%
Service Corp. International
Senior Notes
6.75% due 04/01/16	55,000	52,121
Gambling (Non-Hotel) — 0.0%
Mashantucket Western Pequot Tribe
Bonds
8.50% due 11/15/15*	50,000	44,129
Pinnacle Entertainment, Inc.
Senior Notes
7.50% due 06/15/15	35,000	26,775
Pinnacle Entertainment, Inc.
Senior Sub. Notes
8.25% due 03/15/12	40,000	39,304
		110,208
Gas-Distribution — 0.0%
Atmos Energy Corp.
Senior Notes
6.35% due 06/15/17	20,000	19,769
Home Furnishings — 0.0%
Sealy Mattress Co.
Senior Sub. Notes
8.25% due 06/15/14	20,000	16,408
Hotels/Motels — 0.0%
Marriott International, Inc.
Senior Notes
5.63% due 02/15/13	20,000	18,819
Marriott International, Inc.
Notes
6.38% due 06/15/17	3,000	2,856
		21,675
Independent Power Producers — 0.0%
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	130,000	122,367
NRG Energy, Inc.
Company Guar. Notes
7.38% due 01/15/17	20,000	18,904
		141,271
Insurance Brokers — 0.0%
HUB International Holdings, Inc.
Senior Notes
9.00% due 12/15/14*	10,000	9,052
HUB International Holdings, Inc.
Senior Sub. Notes
10.25% due 06/15/15*	10,000	8,202

USI Holdings Corp.
Senior Notes
6.51% due 11/15/14*(1)(11)	5,000	4,177
Willis North America, Inc.
Company Guar. Notes
6.20% due 03/28/17	5,000	4,421
		25,852
Insurance-Life/Health — 0.0%
Genworth Life Institutional Funding Trust
Notes
5.88% due 05/03/13*(11)	25,000	24,629
Lincoln National Corp.
Senior Notes
6.30% due 10/09/37	10,000	9,393
Lincoln National Corp.
Notes
7.00% due 05/17/66(1)	16,000	14,575
Nationwide Financial Services, Inc.
Notes
5.63% due 02/13/15	10,000	9,890
Pacific Life Global Funding
Notes
5.15% due 04/15/13*(11)	20,000	19,778
Protective Life Secured Trusts
Notes
5.45% due 09/28/12	15,000	14,887
Prudential Financial Inc
Notes
5.15% due 01/15/13	40,000	38,988
Prudential Financial, Inc.
Notes
6.00% due 12/01/17	15,000	14,836
		146,976
Insurance-Multi-line — 0.1%
CNA Financial Corp.
Notes
6.00% due 08/15/11	15,000	15,067
CNA Financial Corp.
Notes
6.50% due 08/15/16	15,000	14,460
Loews Corp.
Notes
5.25% due 03/15/16	15,000	14,512
Metlife Capital Trust IV
Jr. Sub. Notes
7.88% due 12/15/67*(11)	100,000	98,000
Unitrin, Inc.
Senior Notes
6.00% due 05/15/17	15,000	13,497
		155,536
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc.
Notes
6.50% due 03/15/35*(11)	35,000	27,563
Liberty Mutual Group, Inc.
Company Guar. Notes
10.75% due 06/15/58*(1)(11)	15,000	14,365

Nationwide Mutual Insurance Co.
Notes
8.25% due 12/01/31*(11)	15,000	15,032
		56,960
Insurance-Property/Casualty — 0.0%
Chubb Corp.
Senior Notes
5.75% due 05/15/18	10,000	9,695
Chubb Corp.
Senior Notes
6.50% due 05/15/38	15,000	14,582
The Travelers Cos., Inc.
Senior Notes
5.80% due 05/15/18	15,000	14,594
The Travelers Cos., Inc.
Senior Notes
6.25% due 06/15/37	15,000	13,948
		52,819
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd.
Company Guar. Bonds
5.80% due 11/15/16*(11)	15,000	14,155
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc.
Jr. Sub Notes
7.52% due 06/01/66(1)	30,000	25,302
Nuveen Investments, Inc.
Senior Notes
5.50% due 09/15/15	10,000	7,153
Nuveen Investments, Inc.
Senior Notes
10.50% due 11/15/15*	25,000	23,065
		55,520
Machinery-Electrical — 0.0%
Baldor Electric Co.
Senior Notes
8.63% due 02/15/17	10,000	10,058
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.
Company Guar. Notes
7.13% due 11/01/13	30,000	28,508
Medical Instruments — 0.0%
Accellent, Inc.
Company Guar. Notes
10.50% due 12/01/13	15,000	13,733
Medical-Drugs — 0.0%
GlaxoSmithKline Capital, Inc.
Company Guar. Notes
5.65% due 05/15/18	30,000	29,894
Medical-HMO — 0.0%
Aetna, Inc.
Notes
6.00% due 06/15/16	10,000	9,895
UnitedHealth Group, Inc.
Senior Notes
5.50% due 11/15/12	15,000	14,722
Unitedhealth Group, Inc.
Senior Notes
6.00% due 02/15/18	10,000	9,676

UnitedHealth Group, Inc.
Senior Notes
6.88% due 02/15/38	10,000	9,465
		43,758
Medical-Hospitals — 0.2%
Community Health Systems, Inc.
Senior Notes
8.88% due 07/15/15(11)	95,000	95,595
HCA, Inc.
Senior Notes
9.13% due 11/15/14(11)	65,000	66,464
HCA, Inc.
Senior Notes
9.25% due 11/15/16	70,000	72,102
HCA, Inc.
Senior Notes
9.63% due 11/15/16	55,000	56,651
Tenet Healthcare Corp.
Senior Notes
6.38% due 12/01/11	45,000	43,089
Tenet Healthcare Corp.
Senior Notes
7.38% due 02/01/13	60,000	56,401
		390,302
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.
Senior Notes
9.13% due 04/15/15(11)	35,008	35,008
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp.
Senior Sub. Notes
7.63% due 02/01/15	55,000	48,265
Surgical Care Affiliates, Inc.
Senior Notes
8.88% due 07/15/15*	15,000	13,128
Surgical Care Affiliates, Inc.
Senior Sub. Notes
10.00% due 07/15/17*	15,000	11,703
		73,096
Metal Processors & Fabrication — 0.0%
Metals USA, Inc.
Sec. Notes
11.13% due 12/01/15	10,000	10,408
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
5.88% due 04/01/15(1)	20,000	20,200
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.25% due 04/01/15	45,000	47,309
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.38% due 04/01/17	140,000	147,703
		215,212
Multi-line Insurance — 0.0%
Hartford Financial Services Group, Inc.
Jr. Sub Notes
8.13% due 06/15/68(1)	40,000	38,930

Multimedia — 0.0%
Cox Enterprises, Inc.
Notes
7.88% due 09/15/10*(11)	5,000	5,272
News America Holdings, Inc.
Company Guar. Notes
7.75% due 01/20/24	20,000	21,611
News America Holdings, Inc.
Debentures
7.75% due 12/01/45	35,000	37,348
Time Warner Cos., Inc.
Debentures
9.13% due 01/15/13	5,000	5,492
Time Warner Cos., Inc.
Debentures
9.15% due 02/01/23	10,000	11,474
Time Warner Entertainment Co. LP
Debentures
8.38% due 03/15/23	25,000	26,941
Viacom, Inc.
Senior Notes
5.75% due 04/30/11	5,000	5,013
		113,151
Non-Hazardous Waste Disposal — 0.0%
WCA Waste Corp.
Senior Notes
9.25% due 06/15/14	20,000	20,058
Office Automation & Equipment — 0.0%
Xerox Corp.
Senior Notes
6.35% due 05/15/18	15,000	14,811
Xerox Corp.
Senior Notes
6.40% due 03/15/16	20,000	19,968
		34,779
Oil & Gas Drilling — 0.0%
Pride International, Inc.
Senior Notes
7.38% due 07/15/14	60,000	59,858
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.
Senior Notes
5.95% due 09/15/16	28,000	28,016
Chaparral Energy, Inc.
Company Guar. Notes
8.88% due 02/01/17	50,000	43,376
Chesapeake Energy Corp.
Senior Notes
7.63% due 07/15/13	20,000	20,050
Connacher Oil and Gas, Ltd.
Senior Notes
10.25% due 12/15/15*	25,000	26,375
Denbury Resources, Inc.
Senior Sub. Notes
7.50% due 12/15/15	40,000	39,801
EOG Resources, Inc.
Notes
5.88% due 09/15/17	10,000	10,068

Forest Oil Corp.
Senior Notes
8.00% due 12/15/11	55,000	56,651
Hilcorp Energy I LP/Hilcorp Finance Co.
Senior Notes
9.00% due 06/01/16*(11)	15,000	15,263
Newfield Exploration Co.
Senior Sub. Notes
6.63% due 09/01/14	40,000	37,600
Petroleum Development Corp.
Senior Notes
12.00% due 02/15/18	20,000	21,150
Plains Exploration & Production Co.
Company Guar. Notes
7.00% due 03/15/17	40,000	38,401
Quicksilver Resources, Inc.
Company Guar. Notes
7.13% due 04/01/16	25,000	23,282
Sabine Pass LNG LP
Sec. Notes
7.50% due 11/30/16	100,000	90,001
XTO Energy, Inc.
Senior Notes
5.50% due 06/15/18	10,000	9,550
XTO Energy, Inc.
Senior Notes
6.38% due 06/15/38	15,000	14,336
		473,920
Oil Companies-Integrated — 0.0%
ConocoPhillips
Notes
5.20% due 05/15/18	10,000	9,855
ConocoPhillips
Notes
5.90% due 05/15/38	15,000	14,791
Hess Corp.
Bonds
7.88% due 10/01/29	35,000	40,150
		64,796
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc.
Company Guar. Notes
8.00% due 12/15/16(11)	55,000	54,940
Oil Refining & Marketing — 0.0%
Enterprise Products Operating LP
Jr. Sub Notes
7.03% due 01/15/68(1)	15,000	13,115
Enterprise Products Operating LP
Jr. Sub Notes
8.38% due 08/01/66(1)	25,000	24,994
Motiva Enterprises LLC
Senior Notes
5.20% due 09/15/12*(11)	5,000	5,040
Sunoco, Inc.
Senior Notes
4.88% due 10/15/14	15,000	14,163
Tesoro Corp.
Senior Notes
6.50% due 06/01/17	20,000	17,952

The Premcor Refining Group, Inc.
Senior Notes
7.50% due 06/15/15	10,000	10,318
		85,582
Oil-Field Services — 0.0%
Helix Energy Solutions Group, Inc.
Senior Notes
9.50% due 01/15/16*	55,000	56,378
Key Energy Services, Inc.
Senior Notes
8.38% due 12/01/14*	25,000	25,503
Weatherford International, Inc.
Company Guar. Notes
6.35% due 06/15/17	5,000	5,067
		86,948
Paper & Related Products — 0.1%
Georgia-Pacific Corp.
Debentures
9.50% due 12/01/11	52,000	52,847
International Paper Co.
Senior Notes
7.40% due 06/15/14	5,000	4,990
International Paper Co.
Notes
7.95% due 06/15/18	10,000	9,946
NewPage Corp.
Sec. Notes
10.00% due 05/01/12	65,000	65,814
Verso Paper Holdings LLC
Senior Sub. Notes
11.38% due 08/01/16	25,000	23,689
Westvaco Corp.
Debentures
7.50% due 06/15/27	4,000	3,982
		161,268
Pharmacy Services — 0.0%
Omnicare, Inc.
Senior Sub. Notes
6.13% due 06/01/13	35,000	32,378
Omnicare, Inc.
Senior Sub. Notes
6.75% due 12/15/13	10,000	9,403
Omnicare, Inc.
Senior Sub. Notes
6.88% due 12/15/15	10,000	9,252
		51,033
Physical Therapy/Rehabilation Centers — 0.0%
Healthsouth Corp.
Company Guar. Notes
10.75% due 06/15/16(11)	25,000	26,879
Psychiatric Solutions, Inc.
Company Guar. Notes
7.75% due 07/15/15	5,000	4,954
		31,833
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc.
Senior Notes
7.95% due 03/15/12(1)	21,000	16,594

US Oncology, Inc.
Senior Notes
9.00% due 08/15/12	5,000	4,967
		21,561
Pipelines — 0.1%
CenterPoint Energy Resources Corp.
Notes
7.75% due 02/15/11	20,000	21,089
Consolidated Natural Gas Co.
Senior Notes
5.00% due 12/01/14	15,000	14,305
Dynegy Holdings, Inc.
Senior Notes
8.38% due 05/01/16	45,000	43,651
El Paso Corp.
Senior Notes
7.75% due 01/15/32	35,000	35,063
El Paso Natural Gas Co.
Senior Notes
5.95% due 04/15/17	10,000	9,650
Kinder Morgan Energy Partners LP
Senior Notes
6.00% due 02/01/17	10,000	9,881
National Fuel Gas Co.
Notes
5.25% due 03/01/13	10,000	9,682
Rockies Express Pipeline LLC
Senior Notes
6.85% due 07/15/18*(11)	5,000	5,061
Rockies Express Pipeline LLC
Senior Notes
7.50% due 07/15/38*(11)	45,000	45,645
Spectra Energy Capital LLC
Senior Notes
6.20% due 04/01/18	10,000	9,729
Spectra Energy Capital LLC
Senior Notes
8.00% due 10/01/19	15,000	16,409
TEPPCO Partners LP
Company Guar. Bonds
7.00% due 06/01/67(1)	10,000	8,694
TransCanada Pipelines, Ltd.
Senior Notes
6.20% due 10/15/37	20,000	18,334
Williams Cos., Inc.
Senior Notes
7.63% due 07/15/19	70,000	73,501
Williams Partners LP
Bonds
7.25% due 02/01/17	15,001	15,001
		335,695
Poultry — 0.0%
Pilgrim’s Pride Corp.
Senior Notes
7.63% due 05/01/15	10,000	8,233
Printing-Commercial — 0.0%
Cenveo Corp
Notes
10.5% due 08/15/16*(11)	20,000	19,800

Property Trust — 0.0%
WEA Finance/WCI Finance LLC
Senior Notes
5.70% due 10/01/16*(11)	15,000	14,016
Publishing-Periodicals — 0.0%
Idearc, Inc.
Company Guar. Notes
8.00% due 11/15/16	110,000	69,165
Nielsen Finance LLC/Nielsen Finance Co.
Company Guar.
10.00% due 08/01/14*(11)	35,000	36,094
Nielsen Finance LLC/Nielsen Finance Co.
Company Guar. Bonds
12.50% due 08/01/16(5)	25,000	17,189
R.H. Donnelley Corp.
Senior Notes
8.88% due 10/15/17*(11)	1,000	597
The Reader’s Digest Association, Inc.
Senior Sub. Notes
9.00% due 02/15/17*(11)	35,000	25,552
		148,597
Quarrying — 0.0%
Compass Minerals International, Inc.
Senior Notes
12.00% due 06/01/13(5)	30,000	31,583
Real Estate Investment Trusts — 0.1%
Developers Diversified Realty Corp.
Bonds
5.38% due 10/15/12	10,000	9,382
Equity One, Inc.
Notes
5.38% due 10/15/15	20,000	17,682
Health Care Property Investors, Inc.
Senior Notes
6.00% due 01/30/17	20,000	17,213
Health Care REIT, Inc.
Senior Notes
6.00% due 11/15/13	5,000	4,779
Highwoods Properties, Inc.
Bonds
5.85% due 03/15/17	20,000	17,273
Hospitality Properties Trust
Notes
6.75% due 02/15/13	15,000	14,249
HRPT Properties Trust
Senior Notes
5.75% due 02/15/14	10,000	9,398
HRPT Properties Trust
Senior Notes
6.25% due 08/15/16	10,000	9,180
iStar Financial, Inc.
Senior Notes
5.88% due 03/15/16	15,000	11,818
Nationwide Health Properties, Inc.
Notes
6.50% due 07/15/11	10,000	10,127

Nationwide Health Properties, Inc.
Senior Notes
6.25% due 02/01/13	25,000	24,717
Prologis
Senior Notes
5.75% due 04/01/16	10,000	9,419
Prologis
Senior Notes
6.63% due 05/15/18	10,000	9,851
Rouse Co.
Notes
7.20% due 09/15/12(11)	10,000	9,195
Rouse Co. LP/TRC Co-Issuer, Inc.
Senior Notes
6.75% due 05/01/13*	10,000	9,011
Simon Property Group LP
Notes
5.75% due 12/01/15	10,000	9,706
Simon Property Group LP
Senior Notes
6.13% due 05/30/18	25,000	24,320
		217,320
Real Estate Management/Services — 0.0%
Realogy Corp.
Company Guar. Notes
10.50% due 04/15/14(11)	110,000	76,458
Real Estate Operations & Development — 0.0%
Duke Realty LP
Notes
6.25% due 05/15/13	10,000	9,808
Duke Realty LP
Notes
6.50% due 01/15/18	10,000	9,527
Regency Centers LP
Senior Notes
5.88% due 06/15/17	15,000	13,887
		33,222
Recycling — 0.0%
Aleris International, Inc.
Company Guar. Notes
9.00% due 12/15/14	50,000	39,821
Rental Auto/Equipment — 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Company Guar. Notes
7.63% due 05/15/14	20,000	16,002
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Company Guar. Notes
7.75% due 05/15/16	30,000	23,028
Erac USA Finance Co.
Company Guar. Notes
6.38% due 10/15/17*(11)	20,000	17,875
		56,905
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc.
Senior Notes
11.38% due 11/01/16	45,000	35,783

Retail-Automobile — 0.0%
AutoNation, Inc.
Senior Notes
4.71% due 04/15/13(1)	10,000	8,452
AutoNation, Inc.
Company Guar. Notes
7.00% due 04/15/14	10,000	8,903
Penske Auto Group, Inc.
Company Guar. Notes
7.75% due 12/15/16	35,000	30,628
		47,983
Retail-Discount — 0.0%
Wal-Mart Stores, Inc.
Senior Notes
6.20% due 04/15/38	20,000	19,660
Retail-Drug Store — 0.0%
CVS Caremark Corp.
Jr. Sub. Notes
6.30% due 06/01/37(1)	30,000	25,727
CVS Pass-Through Trust
Pass Through Certs.
6.12% due 01/10/13*(11)	19,177	19,011
Rite Aid Corp.
Senior Notes
7.50% due 03/01/17	35,000	28,265
Rite Aid Corp.
Senior Notes
9.38% due 12/15/15	35,000	23,452
		96,455
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc.
Debentures
7.65% due 08/15/16	20,000	20,026
The Bon-Ton Stores, Inc.
Senior Notes
10.25% due 03/15/14	45,000	29,535
		49,561
Retail-Restaurants — 0.0%
Buffets, Inc.
Senior Notes
12.50% due 11/01/14†(11)(14)(19)	15,000	227
McDonald’s Corp.
Notes
5.80% due 10/15/17	10,000	10,210
McDonald’s Corp.
Notes
6.30% due 10/15/37	15,000	14,921
Osi Restaurant Partners LLC
Senior Notes
10.00% due 06/15/15(11)	20,000	12,950
Yum! Brands, Inc.
Senior Notes
6.25% due 03/15/18	15,000	14,628
		52,936
Savings & Loans/Thrifts — 0.0%
Independence Community Bank Corp.
Sub. Notes
3.50% due 06/20/13(1)	50,000	40,335
Sovereign Bancorp, Inc.
Senior Notes
4.80% due 09/01/10	20,000	17,753
		58,088

Special Purpose Entities — 2.2%
Allstate Life Global Funding Trust
Notes
5.38% due 04/30/13	40,000	39,844
Deutsche Bank Capital Funding Trust VII
Bonds
5.63% due 01/19/16*(1)(6)(11)	15,000	12,639
Dow Jones CDX High Yield
Pass Through Certs.
Series 5-TI
8.75% due 12/29/10*(11)(17)	6,648,000	6,830,821
Fund American Cos., Inc.
Notes
5.88% due 05/15/13	35,000	33,859
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
Company Guar. Notes
8.88% due 04/01/15	45,000	45,226
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
Company Guar. Notes
9.75% due 04/01/17	20,001	20,001
Hexion US Finance Corp.
Company Guar. Notes
9.75% due 11/15/14	35,000	31,676
OneAmerica Financial Partners, Inc.
Bonds
7.00% due 10/15/33*	20,000	20,899
Rainbow Natl Svcs LLC
Senior Notes
8.75% due 09/01/12*(11)	25,000	25,376
Stallion Oilfield Svcs, Ltd.
Senior Notes
9.75% due 02/01/15*(11)	70,000	59,501
Teco Finance Ince
Notes
7.20% due 05/01/11	10,000	10,393
Tropicana Entertainment LLC
Senior Sub. Notes
9.63% due 12/15/14	35,000	16,625
Vanguard Health Holdings II LLC
Senior Sub. Notes
9.00% due 10/01/14	35,000	34,651
		7,181,511
Steel-Producers — 0.1%
AK Steel Corp.
Company Guar. Notes
7.75% due 06/15/12	70,000	70,177
Nucor Corp.
Senior Notes
5.85% due 06/01/18	15,000	15,156
Ryerson, Inc.
Senior Sec. Notes
12.00% due 11/01/15*	25,000	24,814
Steel Dynamics, Inc.
Company Guar. Notes
6.75% due 04/01/15	95,000	90,965

Steel Dynamics, Inc.
Notes
7.38% due 11/01/12*(11)	10,002	10,002
Steel Dynamics, Inc.
Senior Notes
7.75% due 04/15/16*	5,000	4,975
		216,089
Steel-Specialty — 0.0%
Tube City IMS Corp.
Company Guar. Notes
9.75% due 02/01/15(11)	35,000	32,296
Telecom Services — 0.0%
PAETEC Holding Corp.
Company Guar. Notes
9.50% due 07/15/15(11)	20,000	18,452
Qwest Corp.
Notes
9.13% due 03/15/12	65,000	66,302
West Corp.
Company Guar. Notes
9.50% due 10/15/14	25,000	22,502
West Corp.
Company Guar. Notes
11.00% due 10/15/16	15,000	12,677
		119,933
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc.
Bonds
6.45% due 03/15/29	45,000	34,433
Telephone-Integrated — 0.3%
Ameritech Capital Funding Co.
Company Guar. Notes
6.25% due 05/18/09	25,000	25,347
AT&T, Inc.
Senior Notes
4.95% due 01/15/13	20,000	19,931
AT&T, Inc.
Senior Notes
5.50% due 02/01/18	65,000	62,986
AT&T, Inc.
Notes
6.30% due 01/15/38	65,000	61,410
Level 3 Financing, Inc.
Company Guar. Notes
8.75% due 02/15/17	25,000	21,500
Level 3 Financing, Inc.
Company Guar. Notes
9.25% due 11/01/14	55,000	50,050
Qwest Communications International, Inc.
Senior Notes
8.00% due 02/15/14	120,000	114,001
Southwestern Bell Telephone Co.
Debentures
7.00% due 11/15/27	30,000	30,029
Verizon Communications, Inc.
Notes
5.55% due 02/15/16	30,000	29,222
Verizon Communications, Inc.
Notes
6.40% due 02/15/38	35,000	32,581

Verizon New England, Inc.
Notes
4.75% due 10/01/13	20,000	19,204
Verizon New Jersey, Inc.
Debentures
8.00% due 06/01/22	25,000	27,238
Verizon Virginia, Inc.
Debentures
4.63% due 03/15/13	25,000	24,168
Windstream Corp.
Senior Notes
8.13% due 08/01/13	30,000	29,925
Windstream Corp.
Company Guar. Notes
8.63% due 08/01/16	60,000	59,851
		607,443
Television — 0.0%
Univision Communications, Inc.
Company Guar. Notes
9.75% due 03/15/15(11)	30,000	22,054
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11	30,000	16,804
		38,858
Transactional Software — 0.0%
Open Solutions, Inc.
Senior Sub. Notes
9.75% due 02/01/15*(11)	10,000	8,158
Transport-Equipment & Leasng — 0.0%
Greenbrier Cos., Inc.
Senior Notes
8.38% due 05/15/15	25,000	23,821
Transport-Rail — 0.0%
Canadian National Railway Co
Senior Notes
5.55% due 05/15/18	15,000	14,800
Norfolk Southern Corp.
Senior Notes
5.75% due 04/01/18*(11)	30,000	29,526
Union Pacific Corp.
Senior Notes
5.70% due 08/15/18	10,000	9,763
Union Pacific Corp.
Senior Notes
5.75% due 11/15/17	20,000	19,676
		73,765
Travel Services — 0.0%
Travelport LLC
Company Guar. Notes
9.88% due 09/01/14	50,000	44,508
Water — 0.0%
American Water Capital Corp
Senior Notes
6.09% due 10/15/17(17)	10,000	10,000
American Water Capital Corp
Senior Notes
6.59% due 10/15/37(17)	10,000	10,000
		20,000

Wire & Cable Products — 0.0%
General Cable Corp.
Company Guar. Notes
5.07% due 04/01/15(1)	45,000	39,946
Wireless Equipment — 0.0%
American Tower Corp.
Senior Notes
7.00% due 10/15/17*	50,000	49,504
Motorola, Inc.
Senior Notes
6.00% due 11/15/17	15,000	13,116
		62,620
Total Corporate Bonds & Notes
(cost $21,754,732)		20,461,134

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Banks-Commercial — 0.0%
HSBC Holdings PLC
Sub. Notes
6.50% due 09/15/37	100,000	91,189
Banks-Money Center — 0.0%
Deutsche Bank AG (London)
Notes
4.88% due 05/20/13	50,000	49,216
Cellular Telecom — 0.0%
Rogers Wireless, Inc.
Sec. Notes
6.38% due 03/01/14	30,000	30,050
Vodafone Group PLC
Bonds
6.15% due 02/27/37	30,000	27,451
57,501
Chemicals-Specialty — 0.0%
Momentive Performance Materials, Inc.
Senior Notes
9.75% due 12/01/10(3)	85,000	72,705
Rockwood Specialties Group, Inc.
Company Guar. Bonds
7.63% due 11/15/14	EUR	50,000	71,837
144,542
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings
Company Guar. Notes
6.80% due 10/01/16	20,000	18,280
Containers-Paper/Plastic — 0.0%
Clondalkin Acquisition BV
Notes
4.78% due 12/15/13*(1)(11)	75,000	64,877
NewPage Holding Corp.
Senior Notes
9.99% due 11/01/13(1)(4)	12,318	11,917
76,794
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc.
Senior Notes
7.98% due 11/15/13*(1)(11)	EUR	50,000	77,347
Honeywell International, Inc.
Senior Notes
5.30% due 03/01/18	10,000	9,881
87,228
Electric Products-Misc. — 0.1%
Legrand France SA
Debentures
8.50% due 02/15/25	110,000	123,711
Electric-Integrated — 0.0%
E.ON International Finance BV
Notes
5.80% due 04/30/18*(11)	35,000	34,345
TransAlta Corp.
Notes
5.75% due 12/15/13	10,000	9,766
TransAlta Corp.
Senior Notes
6.65% due 05/15/18	30,000	29,418
73,529
Electronic Components-Misc. — 0.1%
Celestica, Inc.
Senior Sub. Notes
7.63% due 07/01/13	40,000	38,415

NXP BV / NXP Funding LLC
Sec. Notes
7.88% due 10/15/14	75,000	69,015
		107,430
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd.
Jr. Sub. Bonds
5.86% due 05/15/17(1)(6)	30,000	25,040
Finance-Other Services — 0.0%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
Senior Notes
9.25% due 04/01/15(11)	20,000	17,615
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
Senior Notes
10.63% due 04/01/17(11)	20,000	16,015
		33,630
Food-Retail — 0.0%
Delhaize Group SA
Notes
6.50% due 06/15/17	10,000	10,118
Insurance-Life/Health — 0.0%
Monumental Global Funding, Ltd.
Notes
5.50% due 04/22/13*(11)	20,000	19,995
Investment Companies — 0.0%
Algoma Acquisition Corp.
Senior Notes
9.88% due 06/15/15*	10,000	9,530
Investment Management/Advisor Services — 0.0%
Invesco PLC
Company Guar. Notes
5.63% due 04/17/12	10,000	9,577
Machinery-Construction & Mining — 0.0%
Terex Corp.
Senior Notes
7.38% due 01/15/14	35,000	34,505
Medical Products — 0.0%
Covidien International Finance SA
Notes
6.00% due 10/15/17	10,000	10,121
Covidien International Finance SA
Notes
6.55% due 10/15/37	10,000	10,086
		20,207
Medical-Drugs — 0.0%
AstraZeneca PLC
Senior Notes
5.90% due 09/15/17	35,000	35,890
Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11	25,000	24,265
		60,155
Metal-Aluminum — 0.0%
Novelis, Inc.
Company Guar. Notes
7.25% due 02/15/15	60,000	56,730

Multimedia — 0.0%
CanWest Media, Inc.
Company Guar. Notes
8.00% due 09/15/12	55,000	48,965
Quebecor Media, Inc.
Senior Notes
7.75% due 03/15/16(11)	10,000	9,315
		58,280
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc.
Senior Notes
6.50% due 11/15/10	25,030	25,030
Oil Companies-Exploration & Production — 0.1%
Compton Petroleum Finance Corp.
Company Guar. Notes
7.63% due 12/01/13	25,000	24,570
Nexen, Inc.
Bonds
6.40% due 05/15/37	10,000	9,476
OPTI Canada, Inc.
Senior Notes
8.25% due 12/15/14(11)	35,000	34,832
Petrohawk Energy Corp.,
Senior Notes
9.13% due 07/15/13	95,000	97,383
		166,261
Oil Companies-Integrated — 0.0%
Petro Canada
Senior Notes
6.05% due 05/15/18	15,000	14,813
Oil Comp-Integrated — 0.0%
Suncor Energy, Inc.
Senior Notes
6.10% due 06/01/18	20,000	20,061
Oil-Field Services — 0.0%
Weatherford International, Ltd.
Senior Notes
5.50% due 02/15/16	10,000	9,685
Weatherford International, Ltd.
Company Guar. Senior Notes
6.50% due 08/01/36	15,000	14,688
Weatherford International, Inc.
Company Guar. Notes
6.80% due 06/15/37	5,000	5,016
		29,389
Paper & Related Products — 0.0%
Catalyst Paper Corp.
Company Guar. Notes
8.63% due 06/15/11	45,000	38,280
Pipelines — 0.0%
Northwest Pipeline Corp.
Senior Notes
5.95% due 04/15/17	5,000	4,848
Targa Resources, Inc.
Bonds
8.50% due 11/01/13	75,000	73,510
TransCanada Pipelines, Ltd.
Jr. Sub. Notes
6.35% due 05/15/67(1)	10,000	8,645
		87,003

Satellite Telecom — 0.1%
Inmarsat Finance PLC
Guar. Senior Notes
10.38% due 11/15/12(5)	75,000	75,760
Intelsat Bermuda, Ltd.
Senior Notes
11.25% due 06/15/16	105,000	106,323
Intelsat Intermediate Holding Co., Ltd.
Senior Notes
9.25% due 02/01/15(5)	10,000	8,060
		190,143
Special Purpose Entities — 0.1%
Bosphorus Financial Services, Ltd.
Senior Notes
4.48% due 02/15/12*(1)(11)	93,635	90,337
UCI Holdco, Inc.
Senior Notes
10.30% due 12/15/13(1)(4)(11)	33,197	28,233
		118,570
Steel-Producers — 0.0%
ArcelorMittal
Notes
6.13% due 06/01/18*(11)	20,000	19,576
Steel-Specialty — 0.0%
Gerdau Ameristeel Corp./Gusap Partners
Company Guar. Notes
10.38% due 07/15/11	50,000	51,968
Telecom Services — 0.1%
Nordic Telephone Co. Holdings
Sec. Notes
8.88% due 05/01/16*(11)	75,000	73,515
TELUS Corp.
Notes
8.00% due 06/01/11	30,000	32,225
		105,740
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd.
Company Guar. Notes
6.96% due 07/15/11(1)	40,000	37,810
Nortel Networks, Ltd.
Notes
10.75% due 07/15/16	10,000	9,910
Nortel Networks, Ltd.
Company Guar. Notes
10.75% due 07/15/16*(11)	10,000	9,910
		57,630
Telephone-Integrated — 0.0%
France Telecom SA
Notes
8.75% due 03/01/31	25,000	30,267
Telecom Italia Capital SA
Company Guar. Notes
4.00% due 01/15/10	10,000	9,872
Telecom Italia Capital SA
Company Guar. Bonds
7.20% due 07/18/36	5,000	4,841

Telefonica Emisiones SAU
Company Guar. Notes
6.22% due 07/03/17	25,000	24,994
Telefonica Europe BV
Company Guar. Bonds
8.25% due 09/15/30	15,000	17,225
		87,199
Total Foreign Corporate Bonds & Notes
(cost $2,122,281)		2,178,850

LOANS — 0.0%
Finance-Mortgage Loan/Banker — 0.0%
RESCAP
BTL
5.95% due 07/28/08(12)(13)	85,000	85,363

Oil Comp-Explor&Prodtn — 0.0%
Sandridge Energy, Inc.
BTL
8.63% due 04/01/15*(11)(12)(13)	45,000	46,125
Sandridge Energy, Inc.
BTL
8.99% due 04/01/14*(11)(12)(13)	15,000	14,720
		60,845
Total Loans
(cost $132,703)		146,208

MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Series A
7.31% due 06/01/34	20,000	18,811
Tobacco Settlement Finance Authority of West Virginia
Revenue Bonds
Series A
7.47% due 06/01/47	30,000	27,263
Total Municipal Bonds & Notes
(cost $50,999)		46,074

U.S. GOVERNMENT AGENCIES — 13.0%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp.
5.50% due 04/01/20	304,333	307,529
5.50% due 06/01/35	65,564	64,843
7.50% due 10/01/29	28,574	30,965
Federal Home Loan Mtg. Corp. REMIC
Series 3003, Class XF
0.00% due 07/15/35(1)(8)	63,021	60,746
Series 3016, Class SQ
3.64% due 08/15/35(1)(8)(9)	120,601	7,383
Series 3284, Class CI
3.65% due 03/15/37(1)(8)(9)	156,576	12,026
Series 3375, Class MS
3.93% due 10/15/37(1)(8)(9)	92,062	7,097
Series 3284, Class LI
3.97% due 03/15/37(1)(8)(9)	214,402	17,240
Series 3203, Class SE
4.03% due 08/15/36(1)(8)(9)	196,460	16,627
Series 3202, Class PI
4.07% due 08/15/36(1)(8)(9)	223,881	19,485
Series 2007-15, Class IM
4.10% due 05/15/36(1)(8)(9)	613,451	62,937
Series 3221, Class SI
4.11% due 09/15/36(1)(8)(9)	81,497	6,810
Series 3114, Class GI
4.13% due 02/15/36(1)(8)(9)(17)	77,362	8,183
Series 2990, Class LI
4.16% due 10/15/34(1)(8)(9)	105,466	9,271
Series 3114, Class TS
4.18% due 09/15/30(1)(8)(9)(17)	284,878	20,773
Series 2962, Class BS
4.18% due 03/15/35(1)(8)(9)	322,850	28,957
Series 3236, Class IS
4.18% due 11/15/36(1)(8)(9)	100,778	8,871
Series 3244, Class SG
4.19% due 11/15/36(1)(8)(9)	79,881	5,775
Series 3031, Class BI
4.22% due 08/15/35(1)(8)(9)	73,566	7,218
Series 2927, Class ES
4.23% due 01/15/35(1)(8)(9)	77,764	6,773
Series 3118, Class SD
4.23% due 05/15/36(1)(8)(9)	220,735	16,373
Series 2950, Class SM
4.23% due 07/15/16(1)(8)(9)	113,972	8,780
Series 3107, Class DC
4.23% due 06/15/35(1)(8)(9)	100,000	9,011
Series 2922, Class SE
4.28% due 02/15/35(1)(8)(9)	135,918	10,607
Series 3028, Class ES
4.28% due 09/15/35(1)(8)(9)	291,127	26,927
Series 3281, Class CI
4.28% due 02/15/37(1)(8)(9)	82,181	7,905
Series 3287, Class SD
4.28% due 03/15/37(1)(8)(9)	83,580	7,597

Series 3297, Class BI
4.29% due 04/15/37(1)(8)(9)	200,167	18,621
Series 2594, Class SE
4.58% due 10/15/30(1)(8)(9)	99,736	6,966
Series 2828, Class TI
4.58% due 10/15/30(1)(8)(9)	60,221	4,999
Series 2815, Class PT
4.58% due 11/15/32(1)(8)(9)	116,541	9,696
Series 2869, Class JS
4.78% due 04/15/34(1)(8)(9)	254,558	19,534
Series 2869, Class SH
4.83% due 04/15/34(1)(8)(9)	54,042	4,214
Series 2828, Class GI
5.03% due 06/15/34(1)(8)(9)	114,718	12,578
Series 2927, Class SI
6.03% due 02/15/35(1)(8)(9)	99,508	13,721
Series 2990, Class LB
10.63% due 06/15/34(1)(8)	77,590	74,575
Series 2990, Class WP
10.65% due 06/15/35(1)(8)	65,574	67,411
Series 3065, Class DC
12.45% due 03/15/35(1)(8)	80,295	81,991
Series 2990, Class DP
15.21% due 08/15/34(1)(8)	74,458	81,383
Series 2976, Class KL
15.32% due 05/15/35(1)(8)	78,376	83,204
Federal Home Loan Mtg. Corp. Structured Pass Through
Series T-56, Class 2IO
0.03% due 05/25/43(2)(8)(9)	210,095	378
Series T-56, Class 1IO
0.28% due 05/25/43(8)(9)	230,162	1,711
Series T-51, Class 1AIO
0.34% due 09/25/43(8)(9)(17)	114,190	1,163
Series T-56, Class 3IO
0.37% due 05/25/43(8)(9)	178,584	1,474
Series T-56, Class AIO
0.52% due 05/25/43(1)(8)(9)	365,195	4,599
Series T-56, Class 2ASI
5.62% due 05/25/43(1)(8)(9)	13,652	1,189
Series T-41, Class 2A
7.00% due 07/25/32(8)	9,466	9,719
Series T-60, Class 1A2
7.00% due 03/25/44(8)	73,972	77,903
Series T-42, Class A5
7.50% due 02/25/42(8)	37,351	39,914
Series T-51, Class 2A
7.50% due 08/25/42(8)	38,965	41,187
Series T-58, Class 4A
7.50% due 09/25/43(8)	25,113	26,547
Series T-42, Class A6
9.50% due 02/25/42(8)	5,790	5,844
		1,487,230

Federal National Mtg. Assoc. — 12.2%
Federal National Mtg. Assoc.
4.00% due 05/01/19	604,457	572,801

4.00% due 09/01/20	141,495	133,291
4.50% due 04/01/18	30,405	29,736
4.50% due 03/01/20	22,602	21,993
4.50% due 04/01/20	70,966	69,048
4.50% due 09/01/20	107,121	104,225
4.50% due 11/01/20	75,686	73,644
5.00% due 12/01/35	165,035	158,748
5.00% due 05/01/36	88,421	84,943
5.00% due 03/01/21	44,706	44,428
5.00% due July TBA	15,000,000	14,365,634
5.50% due 03/01/35	79,030	78,141
5.50% due 07/01/35	105,879	104,689
5.50% due 08/01/35	74,719	73,879
5.50% due 09/01/35	167,966	166,078
5.50% due 10/01/35	150,877	149,181
5.50% due 11/01/35	58,003	57,351
5.50% due 12/01/35	139,915	138,342
5.50% due 01/01/36	89,854	88,843
5.50% due 01/01/37	184,233	181,928
5.50% due 02/01/37	81,662	80,599
5.50% due 03/01/37	351,285	346,706
5.50% due 04/01/37	192,486	189,977
5.50% due 05/01/37	24,688	24,368
5.50% due 06/01/37	328,602	324,319
5.50% due 10/01/37	572,242	564,555
5.50% due 03/01/18	37,321	37,918
5.50% due July TBA	16,000,000	15,767,504
6.00% due 06/01/36	40,307	40,724
6.00% due 06/01/37	183,231	185,080
6.00% due 08/01/37	270,727	273,460
6.00% due 09/01/37	530,369	535,717
6.50% due 01/01/36	13,701	14,139
6.50% due 06/01/36	280,115	289,040
6.50% due 07/01/36	84,510	87,125
6.50% due 09/01/36	341,467	352,026
6.50% due 11/01/36	97,456	100,471
6.50% due 07/01/37	85,088	87,702
6.50% due 08/01/37	508,824	524,452
6.50% due 09/01/37	187,813	193,590
6.50% due 10/01/37	992,486	1,022,970
6.50% due 01/01/38	657,997	678,203
7.00% due 06/01/33	41,663	44,033
7.00% due 04/01/35	46,538	49,192
7.50% due 04/01/24	42,061	45,388
Federal National Mtg. Assoc. Pass Through Certs.
Series 2003-W6, Class 3IO
0.37% due 09/25/42(8)(9)	257,700	2,652
Federal National Mtg. Assoc. REMIC
Series 2005-65, Class ER
0.00% due 08/25/35(1)(8)	74,600	72,927
Series 2007-15, Class BI
0.00% due 02/25/09(8)(9)	84,748	30
Series 2007-31, Class TS
0.00% due 03/25/09(8)(9)	164,716	1,061
Series 2005-50, Class B1
0.45% due 10/25/41 (8)(9)	451,857	3,651
Series 2007-114, Class A1
2.68% due 11/27/37(1)(8)(17)	181,654	181,583

Series 2005-58, Class IK
3.52% due 07/25/35(1)(8)(9)	124,697	10,363
Series 2005-82, Class SI
3.62% due 09/25/35(1)(8)(9)	346,769	24,045
Series 2008-1, Class HI
3.72% due 05/25/37(1)(8)(9)(17)	97,187	7,186
Series 2008-13, Class SA
3.74% due 03/25/38(1)(8)(9)(17)	153,995	11,027
Series 2007-116, Class BI
3.77% due 05/25/37(1)(8)(9)	307,706	22,818
Series 2007-30, Class LI
3.96% due 04/25/37(1)(8)(9)	365,438	30,645
Series 2003-124, Class ST
4.02% due 01/25/34(1)(8)(9)	53,970	3,631
Series 2007-116, Class IA
4.02% due 05/25/37(1)(8)(9)	139,249	11,408
Series 2007-103, Class Al
4.02% due 03/25/37(1)(8)(9)(17)	94,623	7,999
Series 2006-85, Class TS
4.08% due 09/25/36(1)(8)(9)	128,948	9,507
Series 2006-96, Class ES
4.10% due 10/25/36(1)(8)(9)	79,766	7,092
Series 2006-128, Class SC
4.12% due 01/25/37(1)(8)(9)	120,393	8,513
Series 2006-8, Class JH
4.12% due 03/25/36(1)(8)(9)	72,412	6,503
Series 2006-8, Class PS
4.12% due 03/25/36(1)(8)(9)(17)	190,206	18,796
Series 2006-111, Class SA
4.14% due 11/25/36(1)(8)(9)	85,887	7,890
Series 2006-109, Class SG
4.15% due 11/25/36(1)(8)(9)(17)	80,141	7,050
Series 2006-121, Class SD
4.16% due 12/25/36(1)(8)(9)	181,631	15,528
Series 2005-17, Class SA
4.22% due 03/25/35(1)(8)(9)	117,238	12,286
Series 2005-17, Class SE
4.22% due 03/25/35(1)(8)(9)	127,505	11,278
Series 2005-23, Class SG
4.22% due 04/25/35(1)(8)(9)	134,579	13,935
Series 2005-54, Class SA
4.22% due 06/25/35(1)(8)(9)	170,469	13,596
Series 2005-57, Class DI
4.22% due 03/25/35(1)(8)(9)	268,787	20,927
Series 2005-84, Class SG
4.22% due 10/25/35(1)(8)(9)	176,470	16,378
Series 2005-95, Class CI
4.22% due 11/25/35(1)(8)(9)	108,011	8,478
Series 3153, Class UI
4.22% due 03/25/37(1)(8)(9)	88,219	9,566
Series 2005-45, Class EW
4.24% due 06/25/35(1)(8)(9)	94,099	7,620
Series 2005-45, Class SR
4.24% due 06/25/35(1)(8)(9)	240,030	18,615
Series 2005-82, Class SY
4.25% due 09/25/35(1)(8)(9)	182,275	14,408

Series 2005-17, Class ES
4.27% due 03/25/35(1)(8)(9)	89,828	7,481
Series 2005-17, Class SY
4.27% due 03/25/35(1)(8)(9)	67,195	5,582
Series 2006-56, Class SM
4.27% due 07/25/36(1)(8)(9)	135,094	11,360
Series 2007-30, Class WI
4.28% due 04/25/37(1)(8)(9)	225,505	19,432
Series 2008-1, Class GI
4.48% due 05/25/37(1)(8)(9)(17)	147,725	15,014
Series 2005-65, Clas KI
4.52% due 08/25/35(1)(8)(9)	248,423	20,637
Series 2004-60, Class SW
4.57% due 04/25/34(1)(8)(9)	201,554	19,214
Series 2003-122, Class SA
4.62% due 02/25/28(1)(8)(9)	139,681	9,460
Series 2003-122, Class SJ
4.62% due 02/25/28(1)(8)(9)	145,924	10,142
Series 2004-24, Class CS
4.67% due 01/25/34(1)(8)(9)	109,705	10,508
Series 2004-89, Class El
4.67% due 08/25/34(1)(8)(9)	285,744	25,223
Series 2007-60, Class AX
4.67% due 07/25/37(1)(8)(9)	119,744	11,922
Series 2005-52, Class DC
4.72% due 06/25/35(1)(8)(9)	59,102	6,940
Series 2006-115, Class BI
4.78% due 12/25/36(1)(8)(9)	46,432	2,328
Series 2008-7, Class SA
5.07% due 02/25/38(1)(8)(9)	96,069	11,794
Series 2003-66, Class SA
5.17% due 07/25/33(1)(8)(9)	80,825	9,393
Series 2004-51, Class XP
5.22% due 07/25/34(1)(8)(9)	50,325	6,041
Series 2002-14, Class A1
7.00% due 01/25/42(8)	38,306	40,482
Series 2002-26, Class A1
7.00% due 01/25/48(8)	33,184	35,098
Series 2002-14, Class A2
7.50% due 01/25/42(8)	40,387	42,654
Series 2002-33, Class A2
7.50% due 06/25/32(8)	36,084	38,632
Series 2005-74, Class CS
13.19% due 05/25/35(1)(8)	70,440	77,528
Series 2005-57, Class DC
13.71% due 12/25/34(1)(8)	63,073	68,568
Series 2005-45, Class DC
15.21% due 06/25/35(1)(8)	70,255	75,900
Series 2005-99, Class SA
15.46% due 11/25/35(1)(8)	73,156	79,492
Series 2006-8, Class HP
15.46% due 03/25/36(1)(8)	78,272	84,816
Series 2005-74, Class CP
15.65% due 05/25/35(1)(8)	70,440	78,979
Series 2005-57, Class CD
15.82% due 01/25/35(1)(8)	69,034	75,368

Series 2006-8, Class PK
16.47% due 03/25/36(1)(8)	84,183	88,492
Series 2005-37, Class SU
19.27% due 03/25/35(1)(8)	58,437	67,093
Series 2006-63, Class SP
24.41% due 07/25/36(1)(8)	80,298	100,314
Series 2006-70, Class SJ
24.71% due 06/25/36(1)(8)(17)	79,094	99,657
Federal National Mtg. Assoc. STRIPS
Series 383, Class 17
5.50% due 01/25/38(8)(9)	275,591	74,167
Series 383, Class 29
6.00% due 01/25/38(8)(9)	268,476	82,533
Series 386, Class 8
6.00% due 07/25/38(8)(9)	431,292	121,066
Series 371, Class 2
6.50% due 07/01/36(8)(9)	1,205,478	320,514
Series 381, Class 14
6.50% due 04/25/37(8)(9)	85,891	24,139
Series 386, Class 14
6.50% due 04/25/38(8)(9)	254,275	72,232
Federal National Mtg. Assoc.
Series 2003-W6, Class 2IO3 0.35% due 09/25/42(8)(9)	270,475	2,651
Federal National Mtg. Assoc.
Series 2002-T1, Class IO
0.42% due 11/25/31(8)(9)	287,856	2,272
Federal National Mtg. Assoc.
Series 2002-T4, Class IO 0.45% due 12/25/41(8)(9)	1,420,570	14,239
Federal National Mtg. Assoc.
Series 2001-T12, Class IO
0.57% due 08/25/41(8)(9)	255,330	3,321
Federal National Mtg. Assoc.
Series 2003-W6, Class 5IO1 0.68% due 09/25/42(8)(9)	185,004	2,617
Federal National Mtg. Assoc.
Series 2003-W2, Class 2IO 0.81% due 07/25/42(8)(9)	298,968	6,509
Federal National Mtg. Assoc.
Series 2003-W8, Class 1IO2 1.64% due 12/25/42(8)(9)	415,365	18,901
Federal National Mtg. Assoc.
Series 2003-W10, Class 1IO 1.92% due 06/25/43(8)(9)	554,071	28,609
Federal National Mtg. Assoc.
Series 2003-W10, Class 3IO 1.94% due 06/25/43(8)(9)	117,438	6,291
Federal National Mtg. Assoc.
Series 2003-W12, Class 2IO 2.22% due 06/25/43(8)(9)	265,401	14,785
Federal National Mtg. Assoc.
Series 2976, Class KL 4.50% due 03/01/20	33,979	33,066
Federal National Mtg. Assoc.
Series 2007-W4, Class 4A2 4.80% due 05/25/37(1)(8)(9)(17)	133,812	13,122

Federal National Mtg. Assoc.
Series 2001-W3, Class A
7.00% due 09/25/41(8)	13,101	13,703
Federal National Mtg. Assoc.
Series 2002-T16 7.00% due 07/25/42(8)	30,894	32,660
Federal National Mtg. Assoc.
Series 2002-T4, Class A2 7.00% due 12/25/41(8)	11,752	12,389
Federal National Mtg. Assoc.
Series 2003-W3 7.00% due 08/25/42(8)	30,114	31,521
Federal National Mtg. Assoc.
Series 2004-T3, Class 1A3 7.00% due 02/25/44(8)	15,228	16,168
Federal National Mtg. Assoc.
Series 2004-W12, Class 1A3 7.00% due 07/25/44(8)	28,294	30,186
Federal National Mtg. Assoc.
Series 2004-W12, Class A2 7.00% due 12/25/33(8)	81,066	85,669
Federal National Mtg. Assoc.
Series 2005-W4, Class 1A3 7.00% due 08/25/35(8)	32,429	34,741
Federal National Mtg. Assoc.
Series 1999-T2, Class A1
7.50% due 01/19/39(8)	55,779	58,967
Federal National Mtg. Assoc.
Series 2001-T1, Class Al
7.50% due 10/25/40(8)	11,889	12,565
Federal National Mtg. Assoc.
Series 2001-T12, Class A2
7.50% due 08/25/41(8)	17,341	18,318
Federal National Mtg. Assoc.
Series 2001-T3, Class Al
7.50% due 11/25/40(8)	4,452	4,686
Federal National Mtg. Assoc.
Series 2001-T4, Class Al
7.50% due 07/25/41(8)	10,014	10,651
Federal National Mtg. Assoc.
Series 2001-T5, Class A3
7.50% due 06/19/30(8)	2,443	2,577
Federal National Mtg. Assoc.
Series 2002-T1, Class A3
7.50% due 11/25/31(8)	38,455	40,799
Federal National Mtg. Assoc.
Series 2002-T12, Class A3
7.50% due 05/25/42(8)	18,480	19,578
Federal National Mtg. Assoc.
Series 2002-T4, Class A3 7.50% due 12/25/41(8)	52,734	56,137
Federal National Mtg. Assoc.
Series 2004-T2, Class 1A4 7.50% due 11/25/43(8)	22,225	23,971
Federal National Mtg. Assoc.
Series 2004-T3, Class 1A4 7.50% due 02/25/44(8)	2,414	2,609

Federal National Mtg. Assoc.
Series 2004-T3, Class PT1 8.93% due 01/25/44(2)(8)(17)	41,406	45,215
Federal National Mtg. Assoc.
Series 2002-T12, Class A4
9.50% due 05/25/42(8)	5,731	6,242
Federal National Mtg. Assoc.
Series 2002-T6, Class A3 9.50% due 10/25/41(8)	11,392	12,569
Federal National Mtg. Assoc.
Series 2004-T4, Class A4
9.50% due 12/25/41(8)	6,692	7,295
Federal National Mtg. Assoc.
Series 2002-T1, Class A4
9.50% due 11/25/31(8)	8,943	9,753
Federal National Mtg. Assoc.
Series 2003-W6, Class PT1 9.96% due 09/25/42(2)(8)	21,439	24,559
		41,885,279
Government National Mtg. Assoc. – 0.4%
Government National Mtg. Assoc.
6.50% due 07/20/37	1	12
6.50% due 08/20/37	318,666	334,962
6.50% due 09/20/37	81,109	83,799
Government National Mtg. Assoc.
Series 2007-6, Class TD 0.00% due 02/20/37(1)(8)	77,902	73,024
Government National Mtg. Assoc.
Series 2007-33, Class TB 0.00% due 06/20/37(1)(8)	80,407	76,148
Government National Mtg. Assoc.
Series 2007-35, Class UF 0.00% due 06/16/37(1)(8)	9,979	10,758
Government National Mtg. Assoc.
Series 2007-49, Class UF 0.00% due 08/20/37(1)(8)	8,338	8,498
Government National Mtg. Assoc.
Series 2004-41, Class SG 3.52% due 03/20/34(1)(8)(9)	145,716	5,454
Government National Mtg. Assoc.
Series 2005-3, Class SN 3.62% due 01/20/35(1)(8)(9)	108,265	8,162
Government National Mtg. Assoc.
Series 2005-17, Class S 3.70% due 02/20/35(1)(8)(9)	86,604	7,266
Government National Mtg. Assoc.
Series 2007-1, Class S 3.72% due 01/20/37(1)(8)(9)	237,615	16,923
Government National Mtg. Assoc.
Series 2007-7, Class El 3.72% due 02/20/37(1)(8)(9)	73,357	5,219
Government National Mtg. Assoc.
Series 2007-8, Class SA 3.72% due 03/20/37(1)(8)(9)	100,754	7,806
Government National Mtg. Assoc.
Series 2007-17, Class IC 3.78% due 04/16/37(1)(8)(9)	78,673	4,765

Government National Mtg. Assoc.
Series 2006-16, Class SX 3.81% due 03/20/36(1)(8)(9)	100,951	8,305
Government National Mtg. Assoc.
Series 2005-65, Class SI 3.87% due 08/20/35(1)(8)(9)	63,835	5,372
Government National Mtg. Assoc.
Series 2005-71, Class SA 3.89% due 09/16/35(1)(8)(9)	89,677	6,782
Government National Mtg. Assoc.
Series 2008-40, Class SA 3.93% due 05/16/38(1)(8)(9)(17)	437,763	31,495
Government National Mtg. Assoc.
Series 2007-36, Class SG 3.99% due 06/20/37(1)(8)(9)	737,404	64,245
Government National Mtg. Assoc.
Series 2006-26, Class S
4.02% due 06/20/36(1)(8)(9)	288,350	24,578
Government National Mtg. Assoc.
Series 2007-58, Class SA 4.02% due 10/20/37(1)(8)(9)	940,755	74,042
Government National Mtg. Assoc.
Series 2008-2, Class SM 4.03% due 01/16/38(1)(8)(9)	133,244	10,432
Government National Mtg. Assoc.
Series 2008-4, Class SA 4.03% due 01/20/38(1)(8)(9)(17)	395,907	24,259
Government National Mtg. Assoc.
Series 2007-64, Class Al 4.07% due 10/20/37(1)(8)(9)	816,068	63,630
Government National Mtg. Assoc.
Series 2008-3, Class SA 4.07% due 01/20/38(1)(8)(9)(17)	130,198	8,086
Government National Mtg. Assoc.
Series 2006-38, Class SG 4.17% due 09/20/33(1)(8)(9)	78,354	5,698
Government National Mtg. Assoc.
Series 2007-68, Class PI
4.17% due 11/20/37(1)(8)(9)	97,857	9,379
Government National Mtg. Assoc.
Series 2004-88, Class S 4.22% due 04/20/32(1)(8)(9)	62,996	4,251
Government National Mtg. Assoc.
Series 2007-58, Class PS 4.22% due 10/20/37(1)(8)(9)	577,022	53,534
Government National Mtg. Assoc.
Series 2007-53, Class SY 4.25% due 09/20/37(1)(8)(9)	96,825	9,851
Government National Mtg. Assoc.
Series 2005-84, Class AS 4.32% due 11/20/35(1)(8)(9)	74,104	7,444
Government National Mtg. Assoc.
Series 2007-9, Class BI 4.34% due 03/20/37(1)(8)(9)	94,450	8,285
Government National Mtg. Assoc.
Series 2007-26, Class SG 4.37% due 04/20/37(1)(8)(9)(17)	106,801	9,081

Government National Mtg. Assoc.
Series 2007-49, Class NY 4.62% due 12/20/35(1)(8)(9)	476,618	43,892
Government National Mtg. Assoc.
Series 2007-47, Class SA 4.63% due 08/16/36(1)(8)(9)	130,794	13,354
Government National Mtg. Assoc.
Series 2004-26, Class IS 4.73% due 04/16/34(1)(8)(9)	71,822	4,409
Government National Mtg. Assoc.
Series 2006-62, Class SA 4.86% due 11/20/36(1)(8)(9)	70,736	7,188
Government National Mtg. Assoc.
Series 2006-62, Class SI 4.90% due 10/20/36(1)(8)(9)	72,857	7,739
Government National Mtg. Assoc.
Series 2008-29, Class SA 5.30% due 03/20/38(1)(8)(9)	217,673	24,403
Government National Mtg. Assoc.
Series 2005-7, Class JM 11.26% due 05/18/34(1)(8)	69,889	71,330
Government National Mtg. Assoc.
Series 2005-84, Class SL 12.60% due 11/16/35(1)(8)	83,013	83,775
Government National Mtg. Assoc.
Series 2007-64, Class AM
20.34 % due 10/20/37(1)(8)	11	11
		1,327,646
Total U.S. Government Agencies (cost $44,079,656)		44,700,155

EXCHANGE TRADED FUNDS — 1.1%
Index Fund — 0.2%
iShares MSCI Taiwan Index Fund	5,500	77,719
iShares MSCI EAFE Index Fund	9,819	674,815
		752,534
Index Fund-Large Cap — 0.5%
SPDR Trust, Series 1	13,098	1,676,532
Index Fund-Small Cap — 0.4%
iShares Russell 2000 Growth Index Fund	3,400	259,027
iShares Russell 2000 Index Fund	9,319	643,374
iShares Russell 2000 Value Index Fund	5,800	371,284
		1,273,685
Mid Cap Equity Funds — 0.0%
Midcap SPDR Trust Series 1	1,203	179,256
Total Exchange Traded Funds (cost $3,964,903)		3,882,007

EQUITY CERTIFICATES — 0.2%
Building-Heavy Construction — 0.0%
UBS AB - IVRCL Infrastructures & Projects, Ltd.(11)(16)(17)	18,471	130,646
Computer Services — 0.1%
UBS AB - Satyam Computer Services, Ltd.(11)(17)	17,115	174,046
Diversified Minerals — 0.0%
UBS AB - Sesa Goa, Ltd.(11)(17)	1,867	147,167
Finance-Investment Banker/Broker — 0.1%
Merrill Lynch International, Inc. - Aldar Properties(11)	87,063	298,479
Equity Index — 0.0%
UBS AB - MSCI Daily TR Net(11)(17)	44	17,301
Total Equity Certificates (cost $855,129)		767,639

RIGHTS — 0.0%
Banks-Commercial — 0.0%
HBOS PLC
Expires 07/18/08†
(cost $0)	11,333	3,427

Total Long-Term Investment Securities (cost $340,468,431)		342,199,617

SHORT-TERM INVESTMENT SECURITIES — 7.4%
Asset-Backed Commercial Paper — 7.4%
Gemini Securitization Corp. 2.64% due 07/03/08	$5,000,000	4,999,278
Old Line Funding LLC 2.64% due 07/02/08	5,000,000	4,999,639
Three Pillars Funding 2.74% due 07/09/08	5,000,000	4,997,000
Windmill Funding Corp. 2.61% due 07/17/08	5,000,000	4,994,289
Windmill Funding Corp. 2.62% due 07/10/08	5,000,000	4,996,775
Total Short-Term Investment Securities (cost $24,986,981)		24,986,981

REPURCHASE AGREEMENTS —1.6%
Agreement with Goldman Sachs, bearing interest at 2.33%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $5,566,360 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.38% due 08/15/09 and having an approximate value of $5,690,445 (cost $5,566,000)	5,566,000	5,566,000

TOTAL INVESTMENTS
(cost $371,021,412)(10)	108.3%	372,752,598
Liabilities in excess of other assets	(8.3)%	(28,639,031)
NET ASSETS	100.0%	$344,113,567

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $11,539,154 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(2)	Variable Rate Security — the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity date.
(3)	Variable Rate Security — the rate reflected is as of June 30, 2008, maturity date reflects next reset date.
(4)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Commercial Mortgage Backed Security
(8)	Collateralized Mortgage Obligation
(9)	Interest Only
(10)	See Note 4 for cost of investments on a tax basis.
(11)	Illiquid security
(12)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(13)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	Bond in default
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)

To the extent permitted by the Statement of Additional Information, the Asset Allocation: Diversified Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2008, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets

UBS AB - IVRCL Infrastructures & Projects, Ltd.
Equity Certificate	1/8/2008	18,471	238,111	$130,646	7.07	0.0%

UCB SA
Common Stock	1/28/2008	2,774	117,587	102,659	37.01	0.0%
				$233,305		0.0%

(17)	Fair valued security; see Note 1
(18)	Denominated in United States dollars unless otherwise indicated.
(19)	Company has filed Chapter 11 bankruptcy protection.
(20)	Company has filed Chapter 11 bankruptcy protection subsequent to June 30, 2008.
ADR	— American Depository Receipt
CDO	— Collateralized Debt Obligation
GDR	— Global Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
STRIPS	— Separate Trading of Registered Interest and Principal of Securites
BTL	— Bank Term Loan
LIBOR	— London Interbank Offered Rate
BBA	— British Banker’s Association
SUB SHRS	— Subscription Shares

Open Option Contracts Written at June 30, 2008  were as follows:

						Unrealized
	Contract		Number of	Premiums	Market Value at	Appreciation
Issue	Month	Strike Price	Contracts	Received	June 30, 2008	(Depreciation)

Option to enter an interest rate swap with J.P. Morgan Chase Bank for the obligation to receive a fixed rate of 5.51 % versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	$5.51	1,423,500	$56,442	$90,162	$(33,719)

Option to enter an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.52 % versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	5.52	712,000	28,195	45,298	(17,103)

Option to enter an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	5.52	284,500	11,280	12,356	(1,076)

Option to enter an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	5.52	284,500	11,280	18,124	(6,844)

Option to enter an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	5.52	712,000	28,195	31,047	(2,852)

Option to enter an interest rate swap with J.P. Morgan Chase Bank for the obligation to pay a fixed rate of 5.51 % versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May 2012	5.51	1,423,500	56,442	62,245	(5,804)

			4,840,000	$191,834	$259,232	$(67,398)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2008	Unrealized Appreciation (Depreciation)

2 Short	90 Day Euro Dollar	March 2010	$481,595	$478,725	$2,870
6 Short	90 Day Euro Dollar	September 2009	1,454,659	1,443,225	11,434
13 Short	90 Day Euro Dollar	December 2009	3,147,128	3,117,888	29,240
18 Short	90 Day Euro Dollar	June 2009	4,374,601	4,341,150	33,451
53 Long	Australia 10YR Bond	September 2008	33,364,775	33,470,091	105,316
74 Long	Australia 3YR Bond	September 2008	17,361,701	17,416,465	54,764
34 Short	CAC 40 10 Euro	July 2008	2,499,837	2,380,517	119,320
2 Long	Canada 10YR Bond	September 2008	232,273	230,869	(1,404)
5 Short	Canada 10YR Bond	June 2008	580,590	577,173	3,417
170 Short	Dow Jones Euro Stock 50	September 2008	9,637,392	9,052,823	584,569
212 Short	Dow Jones Euro Stock 50	September 2008	12,018,349	11,289,403	728,946
5 Long	Euro-BOBL	September 2008	845,133	833,048	(12,085)
17 Long	Euro-Bund	September 2008	3,003,006	2,960,619	(42,387)
20 Short	Euro-Bund	September 2008	3,544,450	3,483,081	61,369
9 Short	Euronext Amsterdam Index	July 2008	1,300,785	1,208,377	92,408
62 Long	Euro-Schatz	September 2008	10,056,456	9,992,398	(64,058)
258 Long	FTSE 100 Index	September 2008	29,884,259	29,002,333	(881,926)
48 Short	FTSE 100 Index	September 2008	5,568,055	5,395,783	172,272
116 Long	Hang Seng Index	July 2008	16,918,606	16,453,269	(465,337)
1 Short	IBEX 35 Index	July 2008	201,191	188,335	12,856
1 Long	Japan 10YR Bond	September 2008	126,706	127,504	798
2 Long	Japan 10YR Bond	September 2008	2,534,726	2,554,045	19,319
3 Long	LIFFE Long Gilt	September 2008	636,369	624,339	(12,030)
5 Short	LIFFE Long Gilt	September 2008	1,060,388	1,040,565	19,823
16 Short	MSCI Singapore Index	July 2008	860,811	843,679	17,132
101 Short	OMXS 30 Index	July 2008	1,586,804	1,447,966	138,838
126 Short	OMXS 30 Index	July 2008	1,979,585	1,806,373	173,212
9 Long	Russell Mini	September 2008	657,153	622,530	(34,623)
46 Short	Russell Mini	September 2008	3,390,478	3,181,820	208,658
109 Short	Russell Mini	September 2008	7,958,867	7,539,530	419,337
142 Short	Russell Mini	September 2008	10,368,434	9,822,140	546,294
895 Long	S&P 500 EMini	September 2008	60,582,308	57,329,225	(3,253,083)
87 Long	S&P 500 EMini	September 2008	5,885,527	5,572,785	(312,742)
51 Long	S&P 500 EMini	September 2008	3,452,581	3,266,805	(185,776)
121 Short	S&P 500 EMini	September 2008	8,093,845	7,750,655	343,190
104 Long	S&P Mid 400 EMini	September 2008	8,887,008	8,540,480	(346,528)
11 Long	S&P Mid 400 EMini	September 2008	939,972	903,320	(36,652)
83 Short	S&P Mid 400 EMini	September 2008	7,092,184	6,815,960	276,224
7 Short	S&P/MIB Index	September 2008	1,703,130	1,636,409	66,721
5 Short	S&P/TSE 60 Index	September 2008	871,595	853,063	18,532
15 Short	SPI 200	September 2008	1,934,475	1,869,383	65,092
29 Short	SPI 200	September 2008	3,739,984	3,614,140	125,844
49 Short	Topix Index	September 2008	6,483,113	6,097,238	385,875
88 Short	Topix Index	September 2008	11,643,105	10,950,143	692,962
64 Long	U S Treasury 10YR Note	September 2008	7,257,300	7,291,000	33,700
91 Long	U S Treasury 10YR Note	September 2008	10,314,633	10,366,891	52,258
79 Short	US Treasury 2YR Note	September 2008	16,688,271	16,685,047	3,224
134 Short	US Treasury 2YR Note	September 2008	28,275,770	28,301,219	(25,449)
12 Long	US Treasury 5YR Note	September 2008	1,328,085	1,326,656	(1,429)
35 Short	US Treasury 5YR Note	September 2008	3,875,811	3,869,414	6,397
28 Short	US Treasury Long Bond	September 2008	3,231,323	3,236,625	(5,302)
20 Short	US Treasury Long Bond	September 2008	2,308,088	2,311,875	(3,787)
					$(58,936)

EQUITY SWAP CONTRACTS(11)(17)

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received (Paid) by Portfolio	Gross Unrealized Appreciation/ Depreciation
Merrill Lynch	37,797	10/28/08	3 month USD-LIBOR-BBA minus 1.05%	(Russell 2000 Total Return Equity Index)	883,337
Morgan Stanley	598	02/03/09	(3 month USD-LIBOR-BBA) minus 4.40%	MSCI Equity Index	(169,985)
					$713,352

LIBOR-London Interbank Offered Rate

BBA-British Banker’s Association.

Interest Rate Swap Contracts

			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received by the Fund	Payments Made by the Fund	Upfront Payments Made (Received) by the Fund	Gross Unrealized Appreciation
Bank Of America NA	$185	10/02/16	3 month LIBOR	5.16%	$—	$7,494
Goldman Sachs	1,410	09/21/09	3 month LIBOR	5.76%	—	27,726
Goldman Sachs	624	12/20/16	5.07%	3 month LIBOR	—	21,501
Goldman Sachs	736	11/20/26	5.26%	3 month LIBOR	—	31,358
Goldman Sachs	735	11/21/26	5.21%	3 month LIBOR	—	26,540
JP Morgan	4,500	10/12/08	5.23%	3 month LIBOR	—	30,403
JP Morgan	4,500	11/22/08	5.09%	3 month LIBOR	—	39,551
JP Morgan	3,957	03/05/18	3 month LIBOR	4.33%	—	103,057
JP Morgan	734	11/20/26	5.27%	3 month LIBOR	—	31,721
Lehman Brothers	646	10/23/08	5.26%	3 month LIBOR	—	4,721
Lehman Brothers	159	08/29/09	3 month LIBOR	5.00%	—	3,292
Lehman Brothers	8,500	03/26/10	3 month LIBOR	2.63%	—	115,299
Lehman Brothers	1,000	06/26/13	4.47%	3 month LIBOR	—	9,188
Lehman Brothers	260	10/23/16	3 month LIBOR	5.33%	—	13,589
Lehman Brothers	822	12/11/17	3 month LIBOR	4.84%	—	12,184
					$—	$477,624

			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received by the Fund	Payments Made by the Fund	Upfront Payments Made (Received) by the Fund	Gross Unrealized Depreciation
Goldman Sachs	$3,267	11/20/08	3 month LIBOR	5.16%	$—	$(28,612)
Goldman Sachs	3,311	11/21/08	3 month LIBOR	5.09%	—	(28,422)
Goldman Sachs	174	10/19/16	3 month LIBOR	5.32%	—	(9,014)
JP Morgan	3,258	11/20/08	3 month LIBOR	5.17%	—	(28,595)
JP Morgan	1,539	03/15/10	2.50%	3 month LIBOR	—	(14,592)
JP Morgan	20,363	03/25/10	3 month LIBOR	2.33%	—	(379,989)
JP Morgan	2,590	10/10/13	3 month LIBOR	5.09%	—	(96,688)
JP Morgan	1,860	10/10/13	3 month LIBOR	5.05%	—	(66,278)
JP Morgan	1,186	12/19/16	3 month LIBOR	5.06%	—	(39,635)
JP Morgan	2,393	01/31/18	4.25%	3 month LIBOR	—	(52,322)
JP Morgan	1,233	03/11/38	3 month LIBOR	5.03%	—	10,939)
Lehman Brothers	810	08/03/08	5.42%	3 month LIBOR	—	(1,914)
Lehman Brothers	646	10/23/08	3 month LIBOR	5.25%	—	(4,711)
Lehman Brothers	940	09/21/09	3 month LIBOR	5.76%	—	(28,338)
Lehman Brothers	2,840	03/26/10	2.33%	3 month LIBOR	—	(39,771)
Lehman Brothers	2,840	03/26/10	2.33%	3 month LIBOR	—	(39,771)
Lehman Brothers	2,840	03/26/10	2.40%	3 month LIBOR	—	(49,830)
Lehman Brothers	1,443	08/03/11	3 month LIBOR	5.45%	—	(63,447)
Lehman Brothers	150	08/24/12	3 month LIBOR	5.08%	—	(5,161)
Lehman Brothers	4,660	08/03/16	3 month LIBOR	5.57%	—	(275,355)
Lehman Brothers	1,790	09/08/16	3 month LIBOR	5.33%	—	(93,881)
Lehman Brothers	260	10/23/16	5.33%	3 month LIBOR	—	(13,544)
Lehman Brothers	15	08/29/17	5.32%	3 month LIBOR	—	(775)
Lehman Brothers	1,717	02/26/18	4.65%	3 month LIBOR	10,327	(9,116)
Lehman Brothers	701	04/16/18	4.41%	3 month LIBOR	—	(14,483)
					10,327	(1,395,183)
Net Unrealized Appreciation (Depreciation)					$10,327	$(917,559)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange for		Delivery Date	Gross Unrealized Appreciation
*	AUD	462,600	USD	442,741	7/16/2008	$279
*	CAD	2,451,300	USD	2,437,081	7/16/2008	33,732
*	GBP	432,200	USD	856,020	9/17/2008	278
*	HKD	7,964,700	USD	1,023,944	8/20/2008	1,429
*	JPY	1,192,621,000	USD	11,381,220	8/20/2008	118,422
*	NOK	4,488,800	USD	880,571	9/17/2008	6,132
	NZD	315,600	USD	244,249	7/16/2008	4,395
*	USD	31,755,491	AUD	34,908,400	7/16/2008	1,633,256
*	USD	162,665	CAD	166,400	7/16/2008	480
*	USD	1,732,094	CHF	1,808,700	9/17/2008	39,677
*	USD	6,220,669	EUR	4,018,200	9/17/2008	80,587
*	USD	19,127,479	GBP	9,797,700	9/17/2008	271,645
*	USD	4,401,579	JPY	472,281,600	8/20/2008	58,523
*	USD	18,101,728	NOK	93,407,500	9/17/2008	94,482
*	USD	245,802	SEK	1,490,900	9/17/2008	690
						$2,344,007

Contract to Deliver			In Exchange for		Delivery Date	Gross Unrealized Depreciation
*	AUD	29,216,800	USD	26,891,825	7/16/2008	$(1,053,092)
*	CHF	2,273,100	USD	2,178,503	9/17/2008	(48,186)
*	EUR	26,938,600	USD	41,735,236	9/17/2008	(509,305)
	GBP	8,386,700	USD	16,388,707	6/18/2008	(216,684)
*	JPY	310,801,700	USD	2,894,970	8/20/2008	(40,159)
*	NOK	39,849,700	USD	7,707,577	9/17/2008	(55,328)
*	SEK	17,084,200	USD	2,816,642	9/17/2008	(7,905)
	SGD	2,482,900	USD	1,813,660	8/20/2008	(15,527)
*	USD	969,515	AUD	1,010,500	7/16/2008	(3,005)
*	USD	420,703	CAD	426,600	7/16/2008	(2,448)
*	USD	1,418,621	EUR	903,700	9/17/2008	(1,457)
*	USD	943,677	HKD	7,350,400	8/20/2008	(26)
*	USD	5,683,548	JPY	597,957,700	8/20/2008	(36,594)
*	USD	850,926	NOK	4,364,400	9/17/2008	(721)
	ZAR	7,976,400	USD	993,078	7/16/2008	(21,007)
						(2,011,444)
Net Unrealized Appreciation/(Depreciation)						$332,563

*	Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro Dollar
GBP - Pound Sterling
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zeland Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK — 98.0%
Aerospace/Defense — 0.8%
General Dynamics Corp.	24,700	$2,079,740
Agricultural Chemicals — 2.0%
Monsanto Co.	31,000	3,919,640
Potash Corp. of Saskatchewan, Inc.	7,100	1,622,847
		5,542,487
Applications Software — 2.1%
Microsoft Corp.	213,250	5,866,507
Athletic Footwear — 0.5%
NIKE, Inc., Class B	21,500	1,281,615
Banks-Fiduciary — 1.7%
Northern Trust Corp.	20,800	1,426,256
State Street Corp.	50,700	3,244,293
		4,670,549
Beverages-Non-alcoholic — 0.9%
PepsiCo, Inc.	37,000	2,352,830
Cable TV — 1.0%
Rogers Communications, Inc., Class B	33,200	1,283,512
Shaw Communications, Inc., Class B	73,900	1,504,604
		2,788,116
Casino Hotels — 0.8%
Las Vegas Sands Corp.†	40,200	1,907,088
MGM Mirage, Inc.†	10,455	354,320
		2,261,408
Casino Services — 0.6%
International Game Technology	64,100	1,601,218
Cellular Telecom — 2.6%
America Movil SAB de CV, Series L ADR	70,000	3,692,500
Leap Wireless International, Inc.†	14,500	625,965
MetroPCS Communications, Inc.†	30,800	545,468
Mobile Telesystems OJSC ADR	16,000	1,225,760
OAO Vimpel-Communications ADR	39,800	1,181,264
		7,270,957
Commercial Services-Finance — 3.9%
Automatic Data Processing, Inc.	70,100	2,937,190
Mastercard, Inc., Class A	11,400	3,026,928
Moody’s Corp.	40,100	1,381,044
The Western Union Co.	40,800	1,008,576
Visa, Inc., Class A†	28,800	2,341,728
		10,695,466
Computer Aided Design — 0.7%
Autodesk, Inc.†	61,100	2,065,791
Computers — 3.5%
Apple, Inc.†	48,400	8,104,096
Dell, Inc.†	67,800	1,483,464
		9,587,560
Computers-Memory Devices — 0.4%
EMC Corp.†	72,400	1,063,556
Consulting Services — 1.3%
Accenture Ltd., Class A	85,500	3,481,560
Cosmetics & Toiletries — 1.0%
Procter & Gamble Co.	45,292	2,754,207
Diversified Manufacturing Operations — 3.3%
Danaher Corp.	99,500	7,691,350
General Electric Co.	53,500	1,427,915
		9,119,265
Diversified Minerals — 1.4%
BHP Billiton, Ltd.	92,600	3,879,291
E-Commerce/Products — 1.3%
Amazon.com, Inc.†	38,300	2,808,539
B2W Companhia Global do Varejo	17,500	640,681
		3,449,220
E-Commerce/Services — 0.7%
Expedia, Inc.†	66,859	1,228,868
Priceline.com, Inc.†	5,800	669,668
		1,898,536
Electric-Generation — 0.7%
The AES Corp.†	100,900	1,938,289
Electronic Components-Misc. — 0.5%
Hon Hai Precision Industry Co., Ltd. GDR	138,360	1,379,449
Electronic Components-Semiconductors — 0.5%
Intel Corp.	62,400	1,340,352
Engineering/R&D Services — 1.6%
Foster Wheeler, Ltd.†	33,600	2,457,840
McDermott International, Inc.†	30,700	1,900,023
		4,357,863
Entertainment Software — 0.6%
Electronic Arts, Inc.†	39,300	1,746,099
Finance-Credit Card — 0.4%
Redecard SA	57,200	1,105,750
Finance-Investment Banker/Broker — 0.7%
The Goldman Sachs Group, Inc.	11,200	1,958,880
Finance-Mortgage Loan/Banker — 0.3%
Housing Development Finance Corp., Ltd.	17,708	795,985
Finance-Other Services — 1.3%
Bovespa Holding SA	181,700	2,255,524
CME Group, Inc.	3,300	1,264,527
		3,520,051
Food-Misc. — 1.0%
Groupe Danone	21,121	1,483,128
Nestle SA	27,820	1,257,081
		2,740,209
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	46,300	1,273,713
Health Care Cost Containment — 0.5%
McKesson Corp.	25,600	1,431,296
Industrial Audio & Video Products — 0.5%
Dolby Laboratories, Inc., Class A†	32,800	1,321,840
Industrial Gases — 1.2%
Praxair, Inc.	35,800	3,373,792
Insurance-Multi-line — 0.7%
Assurant, Inc.	28,500	1,879,860

Internet Application Software — 0.7%
Tencent Holdings, Ltd.	235,200	1,818,918
Internet Security — 1.4%
McAfee, Inc.†	31,200	1,061,736
VeriSign, Inc.†	70,200	2,653,560
		3,715,296
Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	6,300	1,115,100
Franklin Resources, Inc.	23,800	2,181,270
		3,296,370
Machinery-Construction & Mining — 0.4%
Joy Global, Inc.	15,900	1,205,697
Machinery-Farming — 0.6%
Deere & Co.	23,300	1,680,629
Medical Instruments — 1.9%
Medtronic, Inc.	71,200	3,684,600
St. Jude Medical, Inc.†	35,200	1,438,976
		5,123,576
Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	22,700	1,580,601
Medical Products — 3.0%
Baxter International, Inc.	20,700	1,323,558
Becton Dickinson & Co.	22,200	1,804,860
Covidien, Ltd.	46,525	2,228,082
Stryker Corp.	35,000	2,200,800
Zimmer Holdings, Inc.†	10,200	694,110
		8,251,410
Medical-Biomedical/Gene — 3.5%
Celgene Corp.†	17,400	1,111,338
Genentech, Inc.†	42,800	3,248,520
Gilead Sciences, Inc.†	97,800	5,178,510
		9,538,368
Medical-Drugs — 2.4%
Allergan, Inc.	42,100	2,191,305
Elan Corp. PLC ADR†	42,800	1,521,540
Wyeth	61,600	2,954,336
		6,667,181
Medical-HMO — 3.6%
Aetna, Inc.	80,600	3,266,718
CIGNA Corp.	55,300	1,957,067
Humana, Inc.†	29,200	1,161,284
WellPoint, Inc.†	72,900	3,474,414
		9,859,483
Metal-Diversified — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	19,400	2,273,486
Mining — 0.6%
Kinross Gold Corp.	68,800	1,624,368
Multimedia — 2.8%
Naspers, Ltd.	79,900	1,744,943
The McGraw-Hill Cos., Inc.	147,100	5,901,652
		7,646,595
Networking Products — 1.7%
Cisco Systems, Inc.†	133,900	3,114,514
Juniper Networks, Inc.†	74,100	1,643,538
		4,758,052
Oil Companies-Exploration & Production — 1.1%
EOG Resources, Inc.	22,300	2,925,760
Oil Companies-Integrated — 4.6%
Chevron Corp.	14,800	1,467,124
Exxon Mobil Corp.	45,834	4,039,350
Murphy Oil Corp.	16,900	1,657,045
Suncor Energy, Inc.	24,800	1,441,376
Total SA	46,842	3,997,274
		12,602,169
Oil-Field Services — 5.2%
Baker Hughes, Inc.	40,500	3,537,270
Schlumberger, Ltd.	88,000	9,453,840
Smith International, Inc.	14,400	1,197,216
		14,188,326
Optical Supplies — 0.8%
Alcon, Inc.	12,900	2,099,991
Pharmacy Services — 1.4%
Express Scripts, Inc.†	20,700	1,298,304
Medco Health Solutions, Inc.†	56,000	2,643,200
		3,941,504
Pipelines — 0.2%
Spectra Energy Corp.	24,100	692,634
Real Estate Operations & Development — 0.4%
DLF, Ltd.	108,100	994,696
Retail-Apparel/Shoe — 0.3%
Lojas Renner SA	40,600	807,391
Retail-Discount — 1.0%
Costco Wholesale Corp.	38,000	2,665,320
Retail-Drug Store — 2.1%
CVS Caremark Corp.	148,681	5,883,307
Retail-Restaurants — 1.3%
Yum! Brands, Inc.	104,900	3,680,941
Semiconductor Components-Integrated Circuits — 1.1%
Marvell Technology Group, Ltd.†	178,200	3,147,012
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC	18,509	938,269
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	57,900	1,334,595
Telecom Services — 0.8%
Bharti Airtel, Ltd.†	127,365	2,131,384
Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	396	3,255
Toys — 1.8%
Nintendo Co., Ltd.	9,000	5,076,988
Transport-Rail — 0.6%
Union Pacific Corp.	20,400	1,540,200

Transport-Services — 0.5%
Expeditors International of Washington, Inc.	32,100	1,380,300
Web Portals/ISP — 3.4%
Google, Inc., Class A†	17,600	9,264,992
Wireless Equipment — 3.9%
American Tower Corp., Class A†	192,600	8,137,350
QUALCOMM, Inc.	59,200	2,626,704
		10,764,054
Total Common Stock (cost $244,429,435)		268,976,425

PREFERRED STOCK — 1.0%
Oil Companies-Integrated — 1.0%
Petroleo Brasileiro SA ADR (cost $2,213,277)	48,700	2,822,165
Total Long-Term Investment Securities (cost $246,642,712)		271,798,590

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Company — 1.3%
T. Rowe Price Reserve Investment Fund (cost $3,641,635)	3,641,635	3,641,635
TOTAL INVESTMENTS (cost $250,284,347)(1)	100.3%	275,440,225
Liabilities in excess of other assets	(0.3)	(880,672)
NET ASSETS	100.0%	$274,559,553

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR —	American Depository Receipt
GDR —	Global Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 99.4%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	3,670	$164,710
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†	13,950	502,618
Aerospace/Defense — 0.5%
Boeing Co.	4,060	266,823
General Dynamics Corp.	4,580	385,636
Lockheed Martin Corp.	3,870	381,814
Rockwell Collins, Inc.	1,840	88,247
		1,122,520
Aerospace/Defense-Equipment — 0.4%
Goodrich Corp.	550	26,103
United Technologies Corp.	15,220	939,074
		965,177
Agricultural Chemicals — 5.5%
Monsanto Co.	30,735	3,886,133
Potash Corp. of Saskatchewan, Inc.	35,795	8,181,663
Syngenta AG	3,923	1,275,921
		13,343,717
Agricultural Operations — 1.4%
Archer-Daniels-Midland Co.	3,170	106,988
Bunge, Ltd.	30,580	3,293,160
		3,400,148
Apparel Manufacturers — 0.4%
Coach, Inc.†	30,750	888,060
Polo Ralph Lauren Corp.	670	42,063
		930,123
Applications Software — 2.4%
Citrix Systems, Inc.†	19,450	572,024
Compuware Corp.†	1,370	13,070
Intuit, Inc.†	3,670	101,182
Microsoft Corp.	191,210	5,260,187
		5,946,463
Athletic Footwear — 0.1%
NIKE, Inc., Class B	4,350	259,304
Audio/Video Products — 0.8%
Harman International Industries, Inc.	12,000	496,680
Sony Corp. ADR	30,440	1,331,446
		1,828,126
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,650	110,850
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc.	3,320	95,218
Banks-Fiduciary — 0.1%
Northern Trust Corp.	990	67,884
State Street Corp.	2,490	159,335
		227,219
Beverages-Non-alcoholic — 1.4%
Pepsi Bottling Group, Inc.	1,530	42,718
PepsiCo, Inc.	40,540	2,577,938
The Coca-Cola Co.	13,300	691,334
		3,311,990
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	610	46,098
Constellation Brands, Inc., Class A†	1,060	21,051
		67,149
Brewery — 0.2%
Anheuser-Busch Cos., Inc.	8,180	508,142
Building-Residential/Commercial — 0.0%
Pulte Homes, Inc.	1,310	12,615
Cable TV — 0.2%
Comcast Corp., Class A	21,390	405,768
The DIRECTV Group, Inc.†	3,250	84,208
		489,976
Casino Hotel — 0.2%
Boyd Gaming Corp.	46,380	582,533
Casino Services — 0.0%
International Game Technology	3,550	88,679
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	36,470	645,884
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	510	35,118
Ecolab, Inc.	2,010	86,410
Hercules, Inc.	520	8,804
International Flavors & Fragrances, Inc.	580	22,655
Sigma-Aldrich Corp.	1,490	80,251
		233,238
Coal — 0.2%
CONSOL Energy, Inc.	2,090	234,853
Peabody Energy Corp.	1,600	140,880
		375,733
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	830	38,122
Commercial Services — 0.3%
Iron Mountain, Inc.†	26,230	696,406
Commercial Services-Finance — 1.7%
Automatic Data Processing, Inc.	3,140	131,566
Equifax, Inc.	1,480	49,758
Global Payments, Inc.	22,540	1,050,364
H&R Block, Inc.	3,720	79,608
Moody’s Corp.	2,340	80,590
Paychex, Inc.	2,380	74,446
The Western Union Co.	82,650	2,043,108
Total Systems Services, Inc.	2,260	50,217
Visa, Inc., Class A†	7,420	603,320
		4,162,977
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,570	86,892
Computer Services — 0.5%
Affiliated Computer Services, Inc., Class A†	770	41,187
Cognizant Technology Solutions Corp., Class A†	38,660	1,256,837
		1,298,024
Computers — 11.5%
Apple, Inc.†	84,925	14,219,842
Dell, Inc.†	73,620	1,610,806
Hewlett-Packard Co.	13,300	587,993
International Business Machines Corp.	11,190	1,326,351

Research In Motion, Ltd.†	87,845	10,269,080
		28,014,072
Computers-Integrated Systems — 0.0%
Teradata Corp.†	940	21,752
Computers-Memory Devices — 0.1%
EMC Corp.†	11,120	163,353
NetApp, Inc.†	3,950	85,557
SanDisk Corp.†	2,590	48,433
		297,343
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,100	36,773
Consumer Products-Misc. — 0.6%
Clorox Co.	1,590	82,998
Fortune Brands, Inc.	19,490	1,216,371
Kimberly-Clark Corp.	2,120	126,733
		1,426,102
Containers-Metal/Glass — 0.0%
Ball Corp.	1,130	53,946
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,480	31,420
Cosmetics & Toiletries — 0.9%
Avon Products, Inc.	4,880	175,778
Colgate-Palmolive Co.	5,820	402,162
Procter & Gamble Co.	23,840	1,449,710
The Estee Lauder Cos., Inc., Class A	1,310	60,849
		2,088,499
Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	1,080	39,863
Fiserv, Inc.†	19,280	874,733
		914,596
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	1,480	43,497
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,150	101,143
Distribution/Wholesale — 0.3%
WW Grainger, Inc.	8,460	692,028
Diversified Financial Services — 0.0%
IntercontinentalExchange, Inc.†	820	93,480
Diversified Manufacturing Operations — 0.6%
3M Co.	5,750	400,142
Cooper Industries, Ltd., Class A	750	29,625
Danaher Corp.	5,890	455,297
Eaton Corp.	840	71,375
Honeywell International, Inc.	3,070	154,359
Illinois Tool Works, Inc.	2,410	114,499
Ingersoll-Rand Co., Ltd., Class A	1,500	56,145
ITT, Inc.	2,090	132,360
Parker Hannifin Corp.	1,090	77,739
Textron, Inc.	1,120	53,682
		1,545,223
Diversified Minerals — 1.9%
Cia Vale do Rio Doce ADR	129,880	4,652,302
Diversified Operations — 0.0%
Leucadia National Corp.	2,040	95,758
Drug Delivery Systems — 0.0%
Hospira, Inc.†	1,820	73,000
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	9,030	662,170
E-Commerce/Services — 0.2%
eBay, Inc.†	12,690	346,818
Expedia, Inc.†	2,390	43,928
		390,746
Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,310	213,130
Electric-Generation — 0.1%
The AES Corp.†	7,720	148,301
Electric-Integrated — 0.1%
Allegheny Energy, Inc.	560	28,062
Constellation Energy Group, Inc.	2,050	168,305
		196,367
Electronic Components-Misc. — 0.3%
Gentex Corp.	44,290	639,548
Electronic Components-Semiconductors — 1.1%
Advanced Micro Devices, Inc.†	1,820	10,611
Altera Corp.	1,950	40,365
Broadcom Corp., Class A†	2,320	63,313
Intel Corp.	94,720	2,034,585
MEMC Electronic Materials, Inc.†	2,620	161,235
National Semiconductor Corp.	2,460	50,528
NVIDIA Corp.†	6,355	118,966
QLogic Corp.†	1,480	21,593
Texas Instruments, Inc.	8,790	247,526
Xilinx, Inc.	1,680	42,420
		2,791,142
Electronic Connectors — 0.3%
Amphenol Corp., Class A	13,960	626,525
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,110	240,673
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,160	41,226
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,410	128,127
Engineering/R&D Services — 2.2%
ABB, Ltd.	180,406	5,132,004
Fluor Corp.	540	100,483
Jacobs Engineering Group, Inc.†	1,390	112,173
		5,344,660
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,340	153,317
Enterprise Software/Service — 1.7%
BMC Software, Inc.†	2,190	78,840
CA, Inc.	1,550	35,790
Novell, Inc.†	1,370	8,069

Oracle Corp.†	195,875	4,113,375
		4,236,074
Entertainment Software — 1.7%
Activision Blizzard, Inc.	43,370	1,477,616
Electronic Arts, Inc.†	57,520	2,555,613
		4,033,229
Filtration/Separation Products — 0.0%
Pall Corp.	670	26,586
Finance-Consumer Loans — 0.0%
SLM Corp.†	5,350	103,523
Finance-Credit Card — 0.2%
American Express Co.	13,300	501,011
Discover Financial Services	3,000	39,510
		540,521
Finance-Investment Banker/Broker — 2.8%
Lehman Brothers Holdings, Inc.	79,680	1,578,461
The Charles Schwab Corp.	70,570	1,449,508
The Goldman Sachs Group, Inc.	21,105	3,691,264
		6,719,233
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae	5,140	100,281
Finance-Other Services — 1.2%
CME Group, Inc.	7,475	2,864,345
NYSE Euronext	3,050	154,513
		3,018,858
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	680	4,155
Food-Confectionery — 0.1%
The Hershey Co.	1,910	62,610
WM Wrigley Jr. Co.	2,470	192,116
		254,726
Food-Misc. — 0.2%
Campbell Soup Co.	2,450	81,977
General Mills, Inc.	1,760	106,955
Kellogg Co.	2,920	140,218
McCormick & Co., Inc.	830	29,598
		358,748
Food-Retail — 0.0%
Whole Foods Market, Inc.	980	23,216
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	4,100	112,791
Forestry — 0.0%
Plum Creek Timber Co., Inc.	830	35,449
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	53,590	899,776
Hotels/Motels — 0.0%
Marriott International, Inc., Class A	2,110	55,367
Starwood Hotels & Resorts Worldwide, Inc.	990	39,669
		95,036
Human Resources — 0.0%
Monster Worldwide, Inc.†	490	10,099
Robert Half International, Inc.	840	20,135
		30,234
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	11,490	502,458
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	960	94,906
Praxair, Inc.	2,450	230,888
		325,794
Instruments-Scientific — 0.6%
Applied Biosystems, Inc.	1,130	37,832
PerkinElmer, Inc.	410	11,419
Thermo Fisher Scientific, Inc.†	25,770	1,436,162
Waters Corp.†	1,160	74,820
		1,560,233
Insurance Broker — 0.0%
AON Corp.	1,400	64,316
Insurance-Life/Health — 0.2%
AFLAC, Inc.	3,650	229,220
Principal Financial Group, Inc.	1,130	47,426
Prudential Financial, Inc.	2,110	126,051
Torchmark Corp.	490	28,739
		431,436
Insurance-Multi-line — 0.2%
American International Group, Inc.(1)	14,820	392,137
Insurance-Property/Casualty — 0.1%
SAFECO Corp.	1,040	69,846
The Progressive Corp.	7,740	144,893
		214,739
Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	28,393	987,792
Internet Security — 0.1%
Symantec Corp.†	9,610	185,954
VeriSign, Inc.†	1,030	38,934
		224,888
Investment Management/Advisor Services — 0.1%
Federated Investors, Inc., Class B	1,000	34,420
Franklin Resources, Inc.	1,800	164,970
Janus Capital Group, Inc.	670	17,735
Legg Mason, Inc.	770	33,549
T. Rowe Price Group, Inc.	1,700	95,999
		346,673
Linen Supply & Related Items — 0.0%
Cintas Corp.	790	20,943
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	7,060	521,169
Terex Corp.†	1,160	59,589
		580,758
Machinery-Farming — 0.1%
Deere & Co.	3,170	228,652
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	960	31,229

Medical Information Systems — 0.0%
IMS Health, Inc.	2,060	47,998
Medical Instruments — 0.8%
Boston Scientific Corp.†	9,130	112,208
Intuitive Surgical, Inc.†	440	118,536
Medtronic, Inc.	12,900	667,575
St. Jude Medical, Inc.†	28,250	1,154,860
		2,053,179
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,280	89,127
Quest Diagnostics, Inc.	1,820	88,215
		177,342
Medical Products — 2.6%
Baxter International, Inc.	26,040	1,664,998
Becton Dickinson & Co.	2,810	228,453
Johnson & Johnson	49,940	3,213,139
Stryker Corp.	10,370	652,066
Varian Medical Systems, Inc.†	1,450	75,182
Zimmer Holdings, Inc.†	8,240	560,732
		6,394,570
Medical-Biomedical/Gene — 6.8%
Amgen, Inc.†	12,500	589,500
Biogen Idec, Inc.†	3,370	188,349
Celgene Corp.†	56,135	3,585,342
Charles River Laboratories International, Inc.†	15,900	1,016,328
Genentech, Inc.†	34,165	2,593,124
Genzyme Corp.†	3,070	221,101
Gilead Sciences, Inc.†	156,545	8,289,058
Millipore Corp.†	400	27,144
		16,509,946
Medical-Drugs — 2.3%
Abbott Laboratories	8,850	468,784
Allergan, Inc.	2,270	118,154
Eli Lilly & Co.	4,090	188,794
Forest Laboratories, Inc.†	3,500	121,590
Merck & Co., Inc.	39,680	1,495,539
Roche Holding AG	6,649	1,197,608
Schering-Plough Corp.	75,610	1,488,761
Wyeth	10,570	506,937
		5,586,167
Medical-Generic Drugs — 0.5%
Barr Pharmaceuticals, Inc.†	1,250	56,350
Mylan, Inc.†	2,340	28,244
Teva Pharmaceutical Industries, Ltd. ADR	21,840	1,000,272
Watson Pharmaceuticals, Inc.†	440	11,955
		1,096,821
Medical-HMO — 0.3%
Aetna, Inc.	3,170	128,480
CIGNA Corp.	1,900	67,241
Coventry Health Care, Inc.†	1,730	52,627
Humana, Inc.†	1,210	48,122
UnitedHealth Group, Inc.	14,100	370,125
WellPoint, Inc.†	2,910	138,690
		805,285
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	25,980	2,503,693
Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	4,390	514,464
Mining — 0.1%
Newmont Mining Corp.	2,660	138,746
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,720	98,627
Multimedia — 1.0%
Meredith Corp.	270	7,638
News Corp., Class A	12,590	189,353
The E.W. Scripps Co., Class A	540	22,432
The McGraw-Hill Cos., Inc.	31,600	1,267,792
The Walt Disney Co.	9,350	291,720
Viacom, Inc., Class B†	22,918	699,916
		2,478,851
Networking Products — 2.7%
Cisco Systems, Inc.†	283,000	6,582,580
Juniper Networks, Inc.†	3,180	70,532
		6,653,112
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,110	15,529
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,360	80,476
Xerox Corp.	6,940	94,106
		174,582
Oil & Gas Drilling — 0.4%
ENSCO International, Inc.	830	67,014
Nabors Industries, Ltd.†	2,330	114,706
Noble Corp.	1,790	116,279
Transocean, Inc.†	3,670	559,271
		857,270
Oil Companies-Exploration & Production — 5.0%
Anadarko Petroleum Corp.	2,580	193,087
Apache Corp.	15,985	2,221,915
Cabot Oil & Gas Corp.	1,130	76,535
Chesapeake Energy Corp.	30,830	2,033,547
Devon Energy Corp.	5,130	616,421
EOG Resources, Inc.	17,295	2,269,104
Noble Energy, Inc.	860	86,482
Occidental Petroleum Corp.	27,430	2,464,860
Questar Corp.	1,990	141,369
Quicksilver Resources, Inc.†	36,730	1,419,247
Range Resources Corp.	1,160	76,026
Southwestern Energy Co.†	3,930	187,107
XTO Energy, Inc.	5,870	402,154
		12,187,854
Oil Companies-Integrated — 8.1%
Chevron Corp.	13,540	1,342,220
ConocoPhillips	17,710	1,671,647
Exxon Mobil Corp.	60,660	5,345,966
Hess Corp.	66,675	8,413,718
Marathon Oil Corp.	4,800	248,976

Murphy Oil Corp.	2,190	214,729
Suncor Energy, Inc.	43,430	2,524,152
		19,761,408
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	2,490	137,822
National-Oilwell Varco, Inc.†	3,100	275,032
		412,854
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,350	54,931
Tesoro Corp.	880	17,398
Valero Energy Corp.	6,070	249,963
		322,292
Oil-Field Services — 3.4%
Baker Hughes, Inc.	3,540	309,184
BJ Services Co.	3,360	107,318
Halliburton Co.	18,060	958,444
Schlumberger, Ltd.	31,870	3,423,794
Smith International, Inc.	2,310	192,054
Weatherford International, Ltd.†	65,710	3,258,559
		8,249,353
Optical Supplies — 1.7%
Alcon, Inc.	25,460	4,144,633
Pharmacy Services — 0.1%
Express Scripts, Inc.†	2,890	181,261
Medco Health Solutions, Inc.†	2,620	123,664
		304,925
Publishing-Newspapers — 0.0%
The Washington Post Co., Class B	39	22,889
Quarrying — 0.0%
Vulcan Materials Co.	450	26,901
Real Estate Investment Trusts — 0.0%
ProLogis	1,150	62,503
Real Estate Management/Services — 0.5%
CB Richard Ellis Group, Inc., Class A†	63,320	1,215,744
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,000	62,680
Nordstrom, Inc.	1,310	39,693
The Gap, Inc.	2,790	46,509
		148,882
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	490	59,295
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	2,960	83,176
Retail-Building Products — 0.8%
Home Depot, Inc.	9,900	231,858
Lowe’s Cos., Inc.	82,000	1,701,500
		1,933,358
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,850	74,740
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,980	157,608
RadioShack Corp.	900	11,043
		168,651
Retail-Discount — 1.0%
Costco Wholesale Corp.	2,330	163,426
Family Dollar Stores, Inc.	780	15,553
Target Corp.	30,760	1,430,033
Wal-Mart Stores, Inc.	15,230	855,926
		2,464,938
Retail-Drug Store — 1.7%
CVS Caremark Corp.	96,595	3,822,264
Walgreen Co.	7,720	250,977
		4,073,241
Retail-Jewelry — 0.0%
Tiffany & Co.	880	35,860
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	9,120	330,965
Sears Holdings Corp.†	810	59,664
TJX Cos., Inc.	4,870	153,259
		543,888
Retail-Office Supplies — 0.1%
Staples, Inc.	5,370	127,538
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	3,530	141,341
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	1,610	51,423
McDonald’s Corp.	6,370	358,121
Starbucks Corp.†	8,320	130,957
Yum! Brands, Inc.	5,430	190,539
		731,040
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	2,770	49,389
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	3,070	51,208
School — 0.0%
Apollo Group, Inc., Class A†	1,590	70,373
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	1,490	47,337
Linear Technology Corp.	39,800	1,296,286
		1,343,623
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	5,410	103,277
KLA-Tencor Corp.	810	32,975
Novellus Systems, Inc.†	410	8,688
		144,940
Steel-Producers — 0.2%
AK Steel Holding Corp.	420	28,980
Nucor Corp.	3,600	268,812
United States Steel Corp.	1,360	251,301
		549,093
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	380	22,526

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	4,710	108,565
JDS Uniphase Corp.†	610	6,930
		115,495
Telecom Services — 0.4%
TW Telecom, Inc.†	53,770	861,933
Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	76	625
Theater — 0.1%
National CineMedia, Inc.	15,890	169,387
Therapeutics — 0.4%
Amylin Pharmaceuticals, Inc.†	35,160	892,712
Tobacco — 0.2%
Lorillard, Inc.†	720	49,795
Philip Morris International, Inc.	8,700	429,693
UST, Inc.	1,690	92,291
		571,779
Tools-Hand Held — 0.0%
Black & Decker Corp.	710	40,832
Toys — 0.1%
Mattel, Inc.	19,430	332,642
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	1,590	158,825
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	1,960	107,486
Expeditors International of Washington, Inc.	2,450	105,350
FedEx Corp.	2,140	168,611
United Parcel Service, Inc., Class B	6,790	417,381
		798,828
Web Hosting/Design — 0.2%
Equinix, Inc.†	5,120	456,806
Web Portals/ISP — 3.0%
Google, Inc., Class A†	13,500	7,106,670
Yahoo!, Inc.†	15,790	326,221
		7,432,891
Wireless Equipment — 2.4%
American Tower Corp., Class A†	50,630	2,139,118
Crown Castle International Corp.†	16,280	630,524
Motorola, Inc.	25,750	189,005
QUALCOMM, Inc.	63,430	2,814,389
		5,773,036
Total Common Stock
(cost $210,650,363)		242,996,332
EXCHANGE TRADED FUNDS — 0.6%
Index Fund — 0.6%
iShares S&P 500 Growth Index Fund (cost $1,464,768)	22,000	1,404,260
Total Long-Term Investment Securities (cost $212,115,131)		244,400,592

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 2.00% due 07/01/08	$500,000	500,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.58% due 09/11/08(3)	60,000	59,798
Total Short-Term Investment Securities (cost $559,771)		559,798
REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.25%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $243,002 and collateralized by $245,000 of United States Treasury Bills, bearing interest at 4.13% due 08/15/08 and having an approximate value of $249,067	243,000	243,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.05%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $654,019 and collateralized by $475,000 of United States Treasury Bonds, bearing interest at 8.50% due 02/15/20 and having an approximate value of $670,006	654,000	654,000
Total Repurchase Agreements (cost $897,000)		897,000
TOTAL INVESTMENTS (cost $213,571,902)(2)	100.6%	245,857,390
Liabilities in excess of other assets	(0.6)	(1,431,829)
NET ASSETS	100.0%	$244,425,561

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 3
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depository Receipt

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June 30, 2008	(Depreciation)
4 Long	S&P 500 Index	September 2008	$674,100	$643,800	$(30,300)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP COMPOSITE PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 97.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	537	$4,618
Omnicom Group, Inc.	364	16,337
		20,955
Aerospace/Defense — 2.2%
Boeing Co.	3,154	207,281
General Dynamics Corp.	4,553	383,362
Lockheed Martin Corp.	2,484	245,071
Northrop Grumman Corp.	389	26,024
Raytheon Co.	481	27,071
Rockwell Collins, Inc.	183	8,777
		897,586
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	142	6,740
United Technologies Corp.	1,106	68,240
		74,980
Agricultural Chemicals — 1.0%
Monsanto Co.	2,424	306,491
Potash Corp. of Saskatchewan, Inc.	400	91,428
		397,919
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	732	24,705
Airlines — 0.0%
Southwest Airlines Co.	832	10,849
Apparel Manufacturers — 0.1%
Coach, Inc.†	388	11,205
Polo Ralph Lauren Corp.	66	4,144
VF Corp.	99	7,047
		22,396
Appliances — 0.0%
Whirlpool Corp.	85	5,247
Applications Software — 2.1%
Citrix Systems, Inc.†	209	6,147
Compuware Corp.†	297	2,833
Intuit, Inc.†	365	10,063
Microsoft Corp.	30,431	837,157
		856,200
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,531	91,263
Audio/Video Products — 0.0%
Harman International Industries, Inc.	66	2,732
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,549	12,261
General Motors Corp.	644	7,406
		19,667
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	415	17,359
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc.	675	19,359
Banks-Commercial — 0.4%
BB&T Corp.	622	14,163
First Horizon National Corp.	212	1,575
M&T Bank Corp.	1,888	133,180
Marshall & Ilsley Corp.	295	4,522
Regions Financial Corp.	790	8,619
Zions Bancorp.	122	3,842
		165,901
Banks-Fiduciary — 1.2%
Northern Trust Corp.	1,418	97,232
State Street Corp.	3,385	216,606
The Bank of New York Mellon Corp.	4,600	174,018
		487,856
Banks-Super Regional — 1.3%
Bank of America Corp.	11,663	278,396
Capital One Financial Corp.	427	16,230
Comerica, Inc.	171	4,383
Fifth Third Bancorp	653	6,648
Huntington Bancshares, Inc.	416	2,400
KeyCorp	552	6,061
National City Corp.	864	4,121
PNC Financial Services Group, Inc.	393	22,440
SunTrust Banks, Inc.	400	14,488
US Bancorp	1,979	55,194
Wachovia Corp.	2,431	37,754
Wells Fargo & Co.	3,755	89,181
		537,296
Beverages-Non-alcoholic — 1.4%
Coca-Cola Enterprises, Inc.	327	5,657
Pepsi Bottling Group, Inc.	154	4,300
PepsiCo, Inc.	6,903	438,962
The Coca-Cola Co.	2,271	118,046
		566,965
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	96	7,255
Constellation Brands, Inc., Class A†	222	4,409
		11,664
Brewery — 0.7%
Anheuser-Busch Cos., Inc.	4,311	267,799
Molson Coors Brewing Co., Class B	159	8,639
		276,438
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc.	566	19,923
Building Products-Wood — 0.0%
Masco Corp.	411	6,465
Building-Residential/Commercial — 0.0%
Centex Corp.	140	1,872
D.R. Horton, Inc.	312	3,385
KB Home	88	1,490
Lennar Corp., Class A	159	1,962
Pulte Homes, Inc.	243	2,340
		11,049
Cable TV — 0.6%
Comcast Corp., Class A	3,366	63,853
Rogers Communications, Inc., Class B	1,800	69,588
Shaw Communications, Inc., Class B	4,900	99,764
The DIRECTV Group, Inc.†	808	20,935
		254,140
Casino Hotels — 0.3%
Las Vegas Sands Corp.†	2,200	104,368

MGM Mirage†	570	19,317
		123,685
Casino Services — 0.2%
International Game Technology	4,052	101,219
Cellular Telecom — 1.0%
America Movil SAB de CV, Series L ADR	4,100	216,275
Leap Wireless International, Inc.†	1,100	47,487
MetroPCS Communications, Inc.†	1,600	28,336
Mobile Telesystems ADR	900	68,949
OAO Vimpel-Communications ADR	2,200	65,296
		426,343
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	5,024	215,479
PPG Industries, Inc.	187	10,728
Rohm & Haas Co.	143	6,641
The Dow Chemical Co.	1,058	36,935
		269,783
Chemicals-Specialty — 0.1%
Ashland, Inc.	64	3,085
Eastman Chemical Co.	87	5,991
Ecolab, Inc.	200	8,598
Hercules, Inc.	129	2,184
International Flavors & Fragrances, Inc.	92	3,594
Sigma-Aldrich Corp.	147	7,917
		31,369
Coal — 0.1%
CONSOL Energy, Inc.	208	23,373
Massey Energy Co.	92	8,625
Peabody Energy Corp.	309	27,207
		59,205
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	112	5,144
Commercial Services — 0.0%
Convergys Corp.†	140	2,080
Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	4,689	196,469
Equifax, Inc.	147	4,942
H&R Block, Inc.	370	7,918
Mastercard, Inc., Class A	600	159,312
Moody’s Corp.	2,631	90,612
Paychex, Inc.	365	11,417
The Western Union Co.	2,841	70,230
Total Systems Services, Inc.	225	4,999
Visa, Inc., Class A†	1,600	130,096
		675,995
Computer Aided Design — 0.3%
Autodesk, Inc.†	3,855	130,338
Computer Services — 0.1%
Affiliated Computer Services, Inc., Class A†	110	5,884
Cognizant Technology Solutions Corp., Class A†	328	10,663
Computer Sciences Corp.†	172	8,057
Electronic Data Systems Corp.	572	14,094
Unisys Corp.†	405	1,600
		40,298
Computers — 3.6%
Apple, Inc.†	3,802	636,607
Dell, Inc.†	6,298	137,800
Hewlett-Packard Co.	7,004	309,647
International Business Machines Corp.	3,262	386,645
Sun Microsystems, Inc.†	889	9,672
		1,480,371
Computers-Integrated Systems — 0.0%
Teradata Corp.†	204	4,721
Computers-Memory Devices — 0.3%
EMC Corp.†	6,750	99,158
NetApp, Inc.†	391	8,469
SanDisk Corp.†	256	4,787
		112,414
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	108	3,610
Consulting Services — 0.5%
Accenture Ltd., Class A	5,100	207,672
Consumer Products-Misc. — 0.6%
Clorox Co.	157	8,195
Fortune Brands, Inc.	175	10,922
Kimberly-Clark Corp.	3,776	225,729
		244,846
Containers-Metal/Glass — 0.0%
Ball Corp.	111	5,299
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	113	2,534
Pactiv Corp.†	149	3,163
Sealed Air Corp.	182	3,460
		9,157
Cosmetics & Toiletries — 1.5%
Avon Products, Inc.	485	17,470
Colgate-Palmolive Co.	577	39,871
Procter & Gamble Co.	8,996	547,047
The Estee Lauder Cos., Inc., Class A	130	6,038
		610,426
Cruise Lines — 0.0%
Carnival Corp.	497	16,381
Data Processing/Management — 0.5%
Fidelity National Information Services, Inc.	195	7,197
Fiserv, Inc.†	4,186	189,919
		197,116
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	147	4,320
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	113	9,938
Distribution/Wholesale — 0.0%
Genuine Parts Co.	186	7,381

WW Grainger, Inc.	74	6,053
		13,434
Diversified Financial Services — 0.0%
IntercontinentalExchange, Inc.†	80	9,120
Diversified Manufacturing Operations — 3.7%
3M Co.	801	55,742
Cooper Industries, Ltd., Class A	198	7,821
Danaher Corp.	6,090	470,757
Dover Corp.	215	10,400
Eaton Corp.	2,587	219,817
General Electric Co.	24,233	646,779
Honeywell International, Inc.	843	42,386
Illinois Tool Works, Inc.	452	21,474
Ingersoll-Rand Co., Ltd., Class A	361	13,512
ITT, Inc.	207	13,109
Leggett & Platt, Inc.	189	3,170
Parker Hannifin Corp.	191	13,622
Textron, Inc.	283	13,564
Tyco International, Ltd.	548	21,942
		1,554,095
Diversified Minerals — 0.6%
BHP Billiton, Ltd.	5,618	235,355
Diversified Operations — 0.0%
Leucadia National Corp.	201	9,435
Drug Delivery Systems — 0.0%
Hospira, Inc.†	181	7,260
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	2,551	187,065
B2W Companhia Global Do Varejo	1,100	40,271
		227,336
E-Commerce/Services — 0.4%
eBay, Inc.†	1,257	34,354
Expedia, Inc.†	3,996	73,446
IAC/InterActive Corp.†	206	3,972
Priceline.com, Inc.†	400	46,184
		157,956
Electric Products-Misc. — 0.1%
Emerson Electric Co.	888	43,911
Molex, Inc.	158	3,857
		47,768
Electric-Generation — 0.3%
The AES Corp.†	6,864	131,857
Electric-Integrated — 2.5%
Allegheny Energy, Inc.	191	9,571
Ameren Corp.	238	10,051
American Electric Power Co., Inc.	457	18,385
CenterPoint Energy, Inc.	373	5,987
CMS Energy Corp.	256	3,814
Consolidated Edison, Inc.	310	12,118
Constellation Energy Group, Inc.	203	16,666
Dominion Resources, Inc.	657	31,201
DTE Energy Co.	185	7,851
Duke Energy Corp.	1,438	24,992
Edison International	370	19,011
Entergy Corp.	218	26,265
Exelon Corp.	746	67,110
FirstEnergy Corp.	347	28,569
FPL Group, Inc.	2,564	168,147
Integrys Energy Group, Inc.	87	4,422
Pepco Holdings, Inc.	229	5,874
PG&E Corp.	5,206	206,626
Pinnacle West Capital Corp.	114	3,508
PPL Corp.	424	22,162
Progress Energy, Inc.	297	12,424
Public Service Enterprise Group, Inc.	578	26,548
Southern Co.	4,672	163,146
TECO Energy, Inc.	240	5,158
Xcel Energy, Inc.	7,090	142,296
		1,041,902
Electronic Components-Misc. — 0.7%
Hon Hai Precision Industry Co., Ltd.	15,000	73,881
Jabil Circuit, Inc.	238	3,906
Tyco Electronics, Ltd.	5,843	209,296
		287,083
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	690	4,023
Altera Corp.	341	7,059
Broadcom Corp., Class A†	509	13,891
Intel Corp.	16,213	348,255
LSI Logic Corp.†	725	4,452
MEMC Electronic Materials, Inc.†	2,259	139,019
Microchip Technology, Inc.	4,310	131,627
Micron Technology, Inc.†	865	5,190
National Semiconductor Corp.	245	5,032
NVIDIA Corp.†	6,931	129,748
QLogic Corp.†	151	2,203
Texas Instruments, Inc.	1,504	42,353
Xilinx, Inc.	318	8,029
		840,881
Electronic Forms — 0.1%
Adobe Systems, Inc.†	605	23,831
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	409	14,536
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	139	12,631
Engineering/R&D Services — 0.7%
Fluor Corp.	101	18,794
Foster Wheeler, Ltd.†	2,000	146,300
Jacobs Engineering Group, Inc.†	138	11,137
McDermott International, Inc.†	1,800	111,402
		287,633
Engines-Internal Combustion — 0.0%
Cummins, Inc.	231	15,135
Enterprise Software/Service — 0.6%
BMC Software, Inc.†	217	7,812
CA, Inc.	444	10,252
Novell, Inc.†	402	2,368

Oracle Corp.†	10,910	229,110
		249,542
Entertainment Software — 0.3%
Electronic Arts, Inc.†	2,662	118,273
Filtration/Separation Products — 0.0%
Pall Corp.	136	5,396
Finance-Commercial — 0.0%
CIT Group, Inc.	321	2,186
Finance-Consumer Loans — 0.0%
SLM Corp.†	531	10,275
Finance-Credit Card — 0.6%
American Express Co.	4,217	158,854
Discover Financial Services	545	7,178
Redecard SA	3,300	63,793
		229,825
Finance-Investment Banker/Broker — 2.6%
Citigroup, Inc.	16,156	270,775
E*TRADE Financial Corp.†	538	1,689
J.P. Morgan Chase & Co.	8,326	285,665
Lehman Brothers Holdings, Inc.	792	15,690
Merrill Lynch & Co., Inc.	1,120	35,515
Morgan Stanley	7,459	269,046
The Charles Schwab Corp.	1,056	21,690
The Goldman Sachs Group, Inc.	1,098	192,040
		1,092,110
Finance-Mortgage Loan/Banker — 0.5%
Countrywide Financial Corp.†	663	2,818
Fannie Mae	8,210	160,177
Freddie Mac	735	12,054
Housing Development Finance Corp., Ltd.	924	41,534
		216,583
Finance-Other Services — 0.6%
Bovespa Holding SA	10,500	130,341
CME Group, Inc.	262	100,396
NYSE Euronext	301	15,249
		245,986
Financial Guarantee Insurance — 0.0%
MBIA, Inc.	241	1,058
MGIC Investment Corp.	142	868
		1,926
Food-Confectionery — 0.1%
The Hershey Co.	191	6,261
WM Wrigley Jr. Co.	244	18,978
		25,239
Food-Dairy Products — 0.0%
Dean Foods Co.†	173	3,394
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	311	4,646
Food-Misc. — 1.2%
Campbell Soup Co.	245	8,198
ConAgra Foods, Inc.	554	10,681
General Mills, Inc.	381	23,153
Groupe Danone	1,223	85,880
H.J. Heinz Co.	358	17,130
Kellogg Co.	289	13,878
Kraft Foods, Inc., Class A	8,324	236,818
McCormick & Co., Inc.	146	5,206
Nestle SA	1,540	69,587
Sara Lee Corp.	803	9,837
		480,368
Food-Retail — 0.1%
Safeway, Inc.	498	14,218
SUPERVALU, Inc.	241	7,444
The Kroger Co.	752	21,710
Whole Foods Market, Inc.	159	3,767
		47,139
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	3,283	90,315
Forestry — 0.1%
Plum Creek Timber Co., Inc.	195	8,328
Weyerhaeuser Co.	240	12,274
		20,602
Gas-Distribution — 0.1%
Nicor, Inc.	51	2,172
NiSource, Inc.	312	5,591
Sempra Energy	285	16,088
		23,851
Health Care Cost Containment — 0.2%
McKesson Corp.	1,815	101,477
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	315	5,289
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	342	8,974
Starwood Hotels & Resorts Worldwide, Inc.	212	8,495
Wyndham Worldwide Corp.	201	3,600
		21,069
Human Resources — 0.0%
Monster Worldwide, Inc.†	141	2,906
Robert Half International, Inc.	181	4,339
		7,245
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	565	4,831
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	1,800	72,540
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	167	7,303
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	240	23,726
Praxair, Inc.	2,456	231,454
		255,180
Instruments-Scientific — 0.1%
Applied Biosystems, Inc.	192	6,428
PerkinElmer, Inc.	135	3,760

Thermo Fisher Scientific, Inc.†	475	26,472
Waters Corp.†	114	7,353
		44,013
Insurance Brokers — 0.1%
AON Corp.	340	15,620
Marsh & McLennan Cos., Inc.	582	15,452
		31,072
Insurance-Life/Health — 0.3%
AFLAC, Inc.	540	33,912
Lincoln National Corp.	295	13,370
Principal Financial Group, Inc.	294	12,339
Prudential Financial, Inc.	496	29,631
Torchmark Corp.	102	5,982
Unum Group	394	8,057
		103,291
Insurance-Multi-line — 1.3%
ACE, Ltd.	379	20,879
Allstate Corp.	4,726	215,458
American International Group, Inc.(1)	3,057	80,888
Assurant, Inc.	1,709	112,726
Cincinnati Financial Corp.	186	4,725
Genworth Financial, Inc., Class A	492	8,763
Hartford Financial Services Group, Inc.	358	23,116
Loews Corp.	412	19,323
MetLife, Inc.	808	42,638
XL Capital, Ltd., Class A	204	4,194
		532,710
Insurance-Property/Casualty — 0.2%
Chubb Corp.	416	20,388
SAFECO Corp.	102	6,850
The Progressive Corp.	770	14,415
The Travelers Cos., Inc.	688	29,859
		71,512
Internet Application Software — 0.2%
Tencent Holdings, Ltd.	13,000	100,535
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	191	6,645
Internet Security — 0.6%
McAfee, Inc.†	1,600	54,448
Symantec Corp.†	955	18,479
VeriSign, Inc.†	4,221	159,554
		232,481
Investment Companies — 0.0%
American Capital Strategies, Ltd.	231	5,491
Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	3,253	132,299
BlackRock, Inc.	350	61,950
Federated Investors, Inc., Class B	99	3,408
Franklin Resources, Inc.	1,677	153,697
Invesco, Ltd.	7,600	182,248
Janus Capital Group, Inc.	167	4,420
Legg Mason, Inc.	160	6,971
T. Rowe Price Group, Inc.	295	16,659
		561,652
Linen Supply & Related Items — 0.0%
Cintas Corp.	149	3,950
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	699	51,600
Joy Global, Inc.	900	68,247
Terex Corp.†	114	5,856
		125,703
Machinery-Farming — 0.6%
Deere & Co.	3,490	251,734
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	148	4,814
Medical Information Systems — 0.0%
IMS Health, Inc.	206	4,800
Medical Instruments — 1.0%
Boston Scientific Corp.†	1,531	18,816
Intuitive Surgical, Inc.†	44	11,853
Medtronic, Inc.	5,477	283,435
St. Jude Medical, Inc.†	2,585	105,675
		419,779
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	1,427	99,362
Quest Diagnostics, Inc.	179	8,676
		108,038
Medical Products — 2.8%
Baxter International, Inc.	1,813	115,923
Becton Dickinson & Co.	1,677	136,340
Covidien, Ltd.	3,318	158,899
Johnson & Johnson	6,404	412,034
Stryker Corp.	2,172	136,575
Varian Medical Systems, Inc.†	143	7,415
Zimmer Holdings, Inc.†	2,963	201,632
		1,168,818
Medical-Biomedical/Gene — 2.1%
Amgen, Inc.†	1,238	58,384
Biogen Idec, Inc.†	333	18,611
Celgene Corp.†	1,496	95,550
Genentech, Inc.†	2,500	189,750
Genzyme Corp.†	2,304	165,934
Gilead Sciences, Inc.†	6,649	352,065
Millipore Corp.†	63	4,275
		884,569
Medical-Drugs — 3.9%
Abbott Laboratories	5,555	294,248
Allergan, Inc.	2,850	148,343
Bristol-Myers Squibb Co.	5,451	111,909
Elan Corp. PLC ADR†	2,500	88,875
Eli Lilly & Co.	1,125	51,930
Forest Laboratories, Inc.†	346	12,020
King Pharmaceuticals, Inc.†	280	2,932
Merck & Co., Inc.	5,841	220,147
Pfizer, Inc.	16,832	294,055
Schering-Plough Corp.	1,843	36,289

Wyeth	7,916	379,651
		1,640,399
Medical-Generic Drugs — 0.0%
Barr Pharmaceuticals, Inc.†	123	5,545
Mylan, Inc.†	346	4,176
Watson Pharmaceuticals, Inc.†	119	3,233
		12,954
Medical-HMO — 1.9%
Aetna, Inc.	8,351	338,466
CIGNA Corp.	3,519	124,537
Coventry Health Care, Inc.†	172	5,232
Humana, Inc.†	1,792	71,268
UnitedHealth Group, Inc.	1,397	36,671
WellPoint, Inc.†	4,798	228,673
		804,847
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	545	3,030
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	183	7,318
Cardinal Health, Inc.	406	20,942
		28,260
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	158	15,226
Metal-Aluminum — 0.4%
Alcoa, Inc.	4,227	150,566
Metal-Diversified — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,536	180,004
Mining — 0.7%
Kinross Gold Corp.	10,400	245,544
Newmont Mining Corp.	516	26,915
		272,459
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	269	9,754
Multimedia — 2.1%
Meredith Corp.	42	1,188
Naspers, Ltd.	4,996	109,108
News Corp., Class A	2,618	39,375
The E.W. Scripps Co., Class A	102	4,237
The McGraw-Hill Cos., Inc.	8,865	355,664
The Walt Disney Co.	2,166	67,579
Time Warner, Inc.	18,168	268,887
Viacom, Inc., Class B†	719	21,958
		867,996
Networking Products — 1.5%
Cisco Systems, Inc.†	23,216	540,004
Juniper Networks, Inc.†	4,497	99,744
		639,748
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	111	1,553
Non-Hazardous Waste Disposal — 0.6%
Allied Waste Industries, Inc.†	384	4,846
Waste Management, Inc.	6,358	239,760
		244,606
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	236	8,048
Xerox Corp.	1,022	13,858
		21,906
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	121	5,316
Oil & Gas Drilling — 0.3%
ENSCO International, Inc.	164	13,241
Nabors Industries, Ltd.†	320	15,754
Noble Corp.	306	19,878
Rowan Cos., Inc.	128	5,984
Transocean, Inc. †	363	55,318
		110,175
Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	532	39,815
Apache Corp.	379	52,681
Cabot Oil & Gas Corp.	111	7,518
Chesapeake Energy Corp.	547	36,080
Devon Energy Corp.	507	60,921
EOG Resources, Inc.	1,582	207,559
Noble Energy, Inc.	196	19,710
Occidental Petroleum Corp.	3,133	281,531
Questar Corp.	197	13,995
Range Resources Corp.	176	11,535
Southwestern Energy Co.†	389	18,520
XTO Energy, Inc.	581	39,804
		789,669
Oil Companies-Integrated — 7.1%
Chevron Corp.	6,052	599,935
ConocoPhillips	4,854	458,169
Exxon Mobil Corp.	12,509	1,102,418
Hess Corp.	319	40,255
Marathon Oil Corp.	5,905	306,292
Murphy Oil Corp.	1,216	119,229
Suncor Energy, Inc.	1,300	75,556
Total SA	2,948	251,568
		2,953,422
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	246	13,616
National-Oilwell Varco, Inc.†	472	41,876
		55,492
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	133	5,412
Tesoro Corp.	157	3,104
Valero Energy Corp.	601	24,749
		33,265
Oil-Field Services — 3.6%
Baker Hughes, Inc.	2,750	240,185
BJ Services Co.	334	10,668
Global Industries, Ltd.†	10,300	184,679
Halliburton Co.	992	52,645
Schlumberger, Ltd.	8,356	897,685
Smith International, Inc.	1,028	85,468

Weatherford International, Ltd.†	773	38,333
		1,509,663
Optical Supplies — 0.3%
Alcon, Inc.	700	113,953
Paper & Related Products — 0.5%
International Paper Co.	8,086	188,404
MeadWestvaco Corp.	198	4,720
		193,124
Pharmacy Services — 0.6%
Express Scripts, Inc.†	1,486	93,202
Medco Health Solutions, Inc.†	3,676	173,507
		266,709
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	328	4,733
Pipelines — 0.3%
El Paso Corp.	799	17,370
Spectra Energy Corp.	2,120	60,929
Williams Cos., Inc.	664	26,766
		105,065
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	241	7,155
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	260	5,634
The New York Times Co., Class A	163	2,509
The Washington Post Co., Class B	7	4,108
		12,251
Quarrying — 0.0%
Vulcan Materials Co.	124	7,413
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	102	3,474
AvalonBay Communities, Inc.	88	7,846
Boston Properties, Inc.	136	12,270
Developers Diversified Realty Corp.	136	4,721
Equity Residential	308	11,787
General Growth Properties, Inc.	304	10,649
HCP, Inc.	267	8,493
Host Hotels & Resorts, Inc.	594	8,108
Kimco Realty Corp.	288	9,942
ProLogis	298	16,196
Public Storage, Inc.	140	11,311
Simon Property Group, Inc.	256	23,012
Vornado Realty Trust	154	13,552
		141,361
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	198	3,802
Real Estate Operations & Development — 0.2%
DLF, Ltd.	6,700	61,651
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	99	6,205
American Eagle Outfitters, Inc.	12,200	166,286
Jones Apparel Group, Inc.	98	1,347
Limited Brands, Inc.	11,641	196,151
Liz Claiborne, Inc.	108	1,528
Lojas Renner SA	2,100	41,762
Nordstrom, Inc.	200	6,060
The Gap, Inc.	510	8,502
		427,841
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	49	5,929
Retail-Automobile — 0.0%
AutoNation, Inc.†	152	1,523
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	294	8,261
Retail-Building Products — 0.2%
Home Depot, Inc.	1,929	45,177
Lowe’s Cos., Inc.	1,664	34,528
		79,705
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	184	7,434
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	393	15,563
RadioShack Corp.	149	1,828
		17,391
Retail-Discount — 1.7%
Big Lots, Inc.†	93	2,905
Costco Wholesale Corp.	2,793	195,901
Family Dollar Stores, Inc.	5,859	116,828
Target Corp.	4,885	227,104
Wal-Mart Stores, Inc.	2,645	148,649
		691,387
Retail-Drug Store — 1.1%
CVS Caremark Corp.	10,536	416,910
Walgreen Co.	1,126	36,606
		453,516
Retail-Jewelry — 0.0%
Tiffany & Co.	143	5,827
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	252	9,145
Sears Holdings Corp.†	80	5,893
TJX Cos., Inc.	483	15,200
		30,238
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	311	3,402
Staples, Inc.	798	18,953
		22,355
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	65	752
Kohl’s Corp.†	349	13,974
Macy’s, Inc.	478	9,283
		24,009
Retail-Restaurants — 0.8%
Darden Restaurants, Inc.	159	5,078

McDonald’s Corp.	1,289	72,468
Starbucks Corp.†	828	13,033
Wendy’s International, Inc.	100	2,722
Yum! Brands, Inc.	6,339	222,435
		315,736
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	274	4,885
Savings & Loans/Thrifts — 0.4%
Hudson City Bancorp, Inc.	590	9,841
People’s United Financial, Inc.	8,500	132,600
Sovereign Bancorp, Inc.	545	4,011
Washington Mutual, Inc.	1,204	5,936
		152,388
School — 0.0%
Apollo Group, Inc., Class A†	157	6,949
Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	330	10,484
Linear Technology Corp.	252	8,208
Marvell Technology Group, Ltd.†	10,600	187,196
		205,888
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	1,541	29,418
KLA-Tencor Corp.	193	7,857
Novellus Systems, Inc.†	114	2,416
Teradyne, Inc.†	195	2,158
		41,849
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	1,021	51,757
Steel-Producers — 0.1%
AK Steel Holding Corp.	127	8,763
Nucor Corp.	357	26,657
United States Steel Corp.	134	24,761
		60,181
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	115	6,817
Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	103	2,386
Corning, Inc.	11,191	257,953
JDS Uniphase Corp.†	261	2,965
		263,304
Telecom Services — 0.3%
Bharti Airtel, Ltd.†	7,522	125,877
Embarq Corp.	168	7,941
		133,818
Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	6	49
Tellabs, Inc.†	452	2,102
		2,151
Telephone-Integrated — 2.0%
AT&T, Inc.	13,955	470,144
CenturyTel, Inc.	120	4,271
Citizens Communications Co.	369	4,184
Qwest Communications International, Inc.	1,730	6,799
Sprint Nextel Corp.	3,241	30,790
Verizon Communications, Inc.	8,641	305,891
Windstream Corp.	509	6,281
		828,360
Television — 0.0%
CBS Corp., Class B	774	15,085
Tobacco — 1.3%
Altria Group, Inc.	8,681	178,481
Lorillard, Inc.†	198	13,694
Philip Morris International, Inc.	6,498	320,936
Reynolds American, Inc.	195	9,101
UST, Inc.	168	9,174
		531,386
Tools-Hand Held — 0.0%
Black & Decker Corp.	70	4,026
Snap-on, Inc.	66	3,432
The Stanley Works	89	3,990
		11,448
Toys — 0.7%
Hasbro, Inc.	158	5,644
Mattel, Inc.	411	7,036
Nintendo Co., Ltd.	500	282,055
		294,735
Transport-Rail — 0.5%
Burlington Northern Santa Fe Corp.	333	33,263
CSX Corp.	460	28,893
Norfolk Southern Corp.	427	26,760
Union Pacific Corp.	1,788	134,994
		223,910
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	194	10,639
Expeditors International of Washington, Inc.	2,043	87,849
FedEx Corp.	353	27,813
Ryder System, Inc.	65	4,477
United Parcel Service, Inc., Class B	1,161	71,367
		202,145
Vitamins & Nutrition Products — 0.4%
NBTY, Inc.†	5,700	182,742
Web Portals/ISP — 1.7%
Google, Inc., Class A†	1,264	665,395
Yahoo!, Inc.†	1,564	32,312
		697,707
Wireless Equipment — 2.3%
American Tower Corp., Class A†	11,351	479,579
Motorola, Inc.	2,564	18,820
QUALCOMM, Inc.	10,140	449,912
		948,311
Total Common Stock (cost $39,281,385)		40,716,584

PREFERRED STOCK — 0.4%
Oil Companies-Integrated — 0.4%
Petroleo Brasileiro SA ADR (cost $136,710)	3,000	173,850

EXCHANGE TRADED FUNDS — 0.8%
Index Fund-Large Cap — 0.8%
SPDR Trust, Series 1 (cost $326,180)	2,500	319,950

Total Long-Term Investment Securities (cost $39,744,275)		41,210,384

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Company — 0.1%
T. Rowe Price Investment Fund	65,300	65,300

U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.91% due 09/11/08(2)	$30,000	29,899

Total Short-Term Investment Securities (cost $95,185)		95,199

REPURCHASE AGREEMENTS — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.25%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $158,001 and collateralized by $160,000 of United States Treasury Notes, bearing interest at 4.13%, due 08/15/08 and having an approximate value of $162,656	158,000	158,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	87,000	87,000

Total Repurchase Agreements (cost $245,000)		245,000

TOTAL INVESTMENTS (cost $40,084,460) (4)	99.6%	41,550,583
Other assets less liabilities	0.4	151,587
NET ASSETS	100.0%	$41,702,170

†	Non-income producing security
(1)	Security represents an investment in an affliated company; see Note 3
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2008	Unrealized Appreciation (Depreciation)
1 Long	S&P 500 Index	September 2008	$340,004	$320,275	$(19,729)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.†	10,510	$90,386
Aerospace/Defense — 1.0%
Boeing Co.	8,900	584,908
General Dynamics Corp.	24,900	2,096,580
Northrop Grumman Corp.	7,660	512,454
Raytheon Co.	9,470	532,972
		3,726,914
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp.	1,740	82,580
United Technologies Corp.	7,610	469,537
		552,117
Agricultural Chemicals — 0.8%
Agrium, Inc.	20,300	2,183,062
Monsanto Co.	5,900	745,996
		2,929,058
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	8,210	277,087
Airlines — 0.2%
Southwest Airlines Co.	50,740	661,650
Apparel Manufacturers — 0.0%
VF Corp.	1,950	138,801
Appliances — 0.2%
Whirlpool Corp.	15,290	943,852
Applications Software — 1.0%
Compuware Corp.†	3,010	28,715
Microsoft Corp.	143,500	3,947,685
		3,976,400
Audio/Video Products — 0.1%
Harman International Industries, Inc.	10,600	438,734
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	103,390	497,306
General Motors Corp.	12,670	145,705
		643,011
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	3,030	126,745
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	6,760	193,877
Banks-Commercial — 0.9%
Allied Irish Banks PLC ADR	20,400	628,116
BB&T Corp.	12,230	278,477
First Horizon National Corp.	4,120	30,612
Lloyds TSB Group PLC ADR	68,900	1,699,763
M&T Bank Corp.	1,730	122,034
Marshall & Ilsley Corp.	5,758	88,270
Regions Financial Corp.	15,490	168,996
Royal Bank of Scotland Group PLC	41,500	177,723
Zions Bancorp.	2,410	75,891
		3,269,882
Banks-Fiduciary — 1.1%
Northern Trust Corp.	2,360	161,825
State Street Corp.	4,680	299,473
The Bank of New York Mellon Corp.	104,020	3,935,077
		4,396,375
Banks-Super Regional — 5.2%
Bank of America Corp.	196,440	4,689,023
Capital One Financial Corp.	33,200	1,261,932
Comerica, Inc.	3,360	86,117
Fifth Third Bancorp	60,800	618,944
Huntington Bancshares, Inc.	8,110	46,795
KeyCorp	54,220	595,335
National City Corp.	62,230	296,837
PNC Financial Services Group, Inc.	38,140	2,177,794
SunTrust Banks, Inc.	38,660	1,400,265
US Bancorp	180,200	5,025,778
Wachovia Corp.	47,800	742,334
Wells Fargo & Co.	136,860	3,250,425
		20,191,579
Beverages-Non-alcoholic — 0.8%
Coca-Cola Enterprises, Inc.	6,410	110,893
PepsiCo, Inc.	33,200	2,111,188
The Coca-Cola Co.	18,760	975,145
		3,197,226
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	720	54,410
Constellation Brands, Inc., Class A†	2,280	45,281
		99,691
Brewery — 0.4%
Anheuser-Busch Cos., Inc.	22,500	1,397,700
Molson Coors Brewing Co., Class B	3,140	170,596
		1,568,296
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc.	11,140	392,128
Building & Construction Products-Misc. — 0.2%
USG Corp.†	19,400	573,658
Building Products-Wood — 0.3%
Masco Corp.	62,670	985,799
Building-Residential/Commercial — 0.2%
Centex Corp.	2,770	37,035
D.R. Horton, Inc.	45,040	488,684
KB Home	1,730	29,289
Lennar Corp., Class A	3,120	38,501
Pulte Homes, Inc.	2,240	21,571
		615,080
Cable TV — 1.1%
Cablevision Systems Corp., Class A†	22,400	506,240
Comcast Corp., Class A	178,440	3,385,007
The DIRECTV Group, Inc.†	9,530	246,922
		4,138,169
Casino Hotel — 0.2%
MGM Mirage†	25,800	874,362
Chemicals-Diversified — 1.4%
E.I. du Pont de Nemours & Co.	104,740	4,492,299
PPG Industries, Inc.	3,680	211,122
Rohm & Haas Co.	2,810	130,496
The Dow Chemical Co.	20,820	726,826
		5,560,743
Chemicals-Specialty — 0.3%
Ashland, Inc.	1,260	60,732
Eastman Chemical Co.	720	49,579
Hercules, Inc.	1,400	23,702
International Flavors & Fragrances, Inc.	27,290	1,065,948
		1,199,961

Coal — 0.1%
Massey Energy Co.	1,810	169,687
Peabody Energy Corp.	2,980	262,389
		432,076
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	600	27,558
Commercial Services — 0.0%
Convergys Corp.†	2,750	40,865
Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	8,360	350,284
H&R Block, Inc.	51,600	1,104,240
Paychex, Inc.	2,520	78,826
		1,533,350
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	670	35,838
Computer Sciences Corp.†	21,590	1,011,276
Electronic Data Systems Corp.	11,250	277,200
Unisys Corp.†	7,890	31,165
		1,355,479
Computers — 1.8%
Dell, Inc.†	54,100	1,183,708
Hewlett-Packard Co.	60,430	2,671,610
International Business Machines Corp.	22,900	2,714,337
Sun Microsystems, Inc.†	17,475	190,128
		6,759,783
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,170	50,214
Computers-Memory Devices — 0.1%
EMC Corp.†	24,490	359,758
Consumer Products-Misc. — 1.1%
Fortune Brands, Inc.	18,090	1,128,997
Kimberly-Clark Corp.	51,850	3,099,593
		4,228,590
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	2,220	49,772
Sealed Air Corp.	3,580	68,056
		117,828
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	29,100	2,010,810
Procter & Gamble Co.	38,260	2,326,591
		4,337,401
Cruise Lines — 0.1%
Carnival Corp.	9,760	321,690
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	1,720	63,485
Distribution/Wholesale — 0.6%
Genuine Parts Co.	21,250	843,200
Ingram Micro, Inc., Class A†	79,200	1,405,800
WW Grainger, Inc.	840	68,712
		2,317,712
Diversified Manufacturing Operations — 5.7%
3M Co.	28,660	1,994,449
Cooper Industries, Ltd., Class A	18,110	715,345
Dover Corp.	4,240	205,089
Eaton Corp.	2,070	175,888
General Electric Co.	548,220	14,631,992
Honeywell International, Inc.	31,520	1,584,826
Illinois Tool Works, Inc.	34,370	1,632,919
Ingersoll-Rand Co., Ltd., Class A	4,200	157,206
Leggett & Platt, Inc.	3,710	62,217
Parker Hannifin Corp.	1,620	115,538
Textron, Inc.	3,410	163,441
Tyco International, Ltd.	10,782	431,711
		21,870,621
E-Commerce/Services — 0.2%
eBay, Inc.†	19,200	524,736
IAC/InterActive Corp.†	4,050	78,084
		602,820
Electric Products-Misc. — 0.1%
Emerson Electric Co.	9,090	449,501
Molex, Inc.	3,110	75,915
		525,416
Electric-Integrated — 6.5%
Allegheny Energy, Inc.	2,670	133,794
Ameren Corp.	4,670	197,214
American Electric Power Co., Inc.	8,990	361,668
CenterPoint Energy, Inc.	7,350	117,967
CMS Energy Corp.	4,960	73,904
Consolidated Edison, Inc.	6,080	237,667
Dominion Resources, Inc.	12,920	613,571
DTE Energy Co.	3,650	154,906
Duke Energy Corp.	74,160	1,288,901
Edison International	7,290	374,560
Entergy Corp.	33,290	4,010,779
Exelon Corp.	30,480	2,741,981
FirstEnergy Corp.	19,320	1,590,616
FPL Group, Inc.	43,420	2,847,484
Integrys Energy Group, Inc.	1,710	86,919
Pepco Holdings, Inc.	4,500	115,425
PG&E Corp.	48,600	1,928,934
Pinnacle West Capital Corp.	18,160	558,783
PPL Corp.	8,350	436,454
Progress Energy, Inc.	27,330	1,143,214
Public Service Enterprise Group, Inc.	11,380	522,683
SCANA Corp.	28,500	1,054,500
Southern Co.	51,540	1,799,777
TECO Energy, Inc.	72,920	1,567,051
Xcel Energy, Inc.	52,880	1,061,302
		25,020,054
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	4,680	76,799
Tyco Electronics, Ltd.	10,700	383,274
		460,073

Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	10,020	58,417
Altera Corp.	2,800	57,960
Broadcom Corp., Class A†	5,510	150,368
Intel Corp.	210,280	4,516,814
LSI Logic Corp.†	14,210	87,249
Microchip Technology, Inc.	4,140	126,436
Micron Technology, Inc.†	16,980	101,880
Texas Instruments, Inc.	12,420	349,747
Xilinx, Inc.	2,930	73,983
		5,522,854
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,800	206,132
Engineering/R&D Services — 0.0%
Fluor Corp.	950	176,776
Engines-Internal Combustion — 0.7%
Cummins, Inc.	40,700	2,666,664
Enterprise Software/Service — 0.0%
CA, Inc.	5,680	131,151
Novell, Inc.†	5,020	29,568
		160,719
Filtration/Separation Products — 0.0%
Pall Corp.	1,400	55,552
Finance-Commercial — 0.0%
CIT Group, Inc.	6,310	42,971
Finance-Consumer Loans — 0.3%
SLM Corp.†	49,800	963,630
Finance-Credit Card — 0.5%
Discover Financial Services	134,522	1,771,655
Finance-Investment Banker/Broker — 5.5%
Citigroup, Inc.	262,650	4,402,014
E*TRADE Financial Corp.†	10,480	32,907
J.P. Morgan Chase & Co.	249,852	8,572,422
Lehman Brothers Holdings, Inc.	15,590	308,838
Merrill Lynch & Co., Inc.	60,640	1,922,895
Morgan Stanley	54,070	1,950,305
The Charles Schwab Corp.	11,830	242,988
The Goldman Sachs Group, Inc.	13,680	2,392,632
UBS AG†	61,541	1,271,437
		21,096,438
Finance-Mortgage Loan/Banker — 0.7%
Countrywide Financial Corp.†	39,690	168,683
Fannie Mae	119,710	2,335,542
Freddie Mac	14,470	237,308
		2,741,533
Financial Guarantee Insurance — 0.0%
MBIA, Inc.	4,710	20,677
MGIC Investment Corp.	1,460	8,921
		29,598
Food-Confectionery — 0.4%
The Hershey Co.	48,100	1,576,718
Food-Dairy Products — 0.4%
Dean Foods Co.†	81,600	1,600,992
Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	82,700	1,235,538
Food-Misc. — 2.0%
Campbell Soup Co.	13,200	441,672
ConAgra Foods, Inc.	66,690	1,285,783
General Mills, Inc.	26,850	1,631,675
H.J. Heinz Co.	7,050	337,343
Kraft Foods, Inc., Class A	67,090	1,908,710
McCormick & Co., Inc.	14,040	500,666
Nestle SA ADR	13,600	1,534,760
Sara Lee Corp.	15,760	193,060
		7,833,669
Food-Retail — 1.5%
Safeway, Inc.	54,000	1,541,700
SUPERVALU, Inc.	57,350	1,771,541
The Kroger Co.	73,600	2,124,832
Whole Foods Market, Inc.	11,130	263,670
		5,701,743
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	5,360	147,454
Forestry — 0.1%
Plum Creek Timber Co., Inc.	2,190	93,535
Weyerhaeuser Co.	4,730	241,892
		335,427
Gas-Distribution — 0.4%
Nicor, Inc.	1,020	43,442
NiSource, Inc.	62,370	1,117,670
Sempra Energy	5,600	316,120
		1,477,232
Health Care Cost Containment — 0.1%
McKesson Corp.	6,210	347,201
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	51,980	872,744
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	2,550	66,912
Starwood Hotels & Resorts Worldwide, Inc.	2,260	90,558
Wyndham Worldwide Corp.	3,940	70,566
		228,036
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,840	37,922
Robert Half International, Inc.	1,880	45,064
		82,986
Independent Power Producers — 0.5%
Dynegy, Inc., Class A†	11,080	94,734
NRG Energy, Inc.†	46,600	1,999,140
		2,093,874
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,830	279,774
Praxair, Inc.	2,250	212,040
		491,814
Instruments-Scientific — 0.1%
Applied Biosystems, Inc.	1,550	51,894
PerkinElmer, Inc.	1,830	50,966
Thermo Fisher Scientific, Inc.†	4,780	266,389
		369,249

Insurance Brokers — 0.6%
AON Corp.	3,950	181,463
Marsh & McLennan Cos., Inc.	85,340	2,265,777
		2,447,240
Insurance-Life/Health — 0.6%
AFLAC, Inc.	3,510	220,428
Lincoln National Corp.	32,286	1,463,202
Principal Financial Group, Inc.	3,600	151,092
Prudential Financial, Inc.	5,650	337,531
Torchmark Corp.	1,050	61,583
Unum Group	7,730	158,078
		2,391,914
Insurance-Multi-line — 2.4%
ACE, Ltd.	63,650	3,506,478
Allstate Corp.	57,320	2,613,219
American International Group, Inc.(4)	31,270	827,404
Assurant, Inc.	2,150	141,814
Cincinnati Financial Corp.	3,620	91,948
Genworth Financial, Inc., Class A	27,250	485,322
Hartford Financial Services Group, Inc.	7,030	453,927
Loews Corp.	8,090	379,421
MetLife, Inc.	15,880	837,988
XL Capital, Ltd., Class A	4,010	82,446
		9,419,967
Insurance-Property/Casualty — 1.3%
Chubb Corp.	59,380	2,910,214
The Progressive Corp.	35,100	657,072
The Travelers Cos., Inc.	30,474	1,322,571
		4,889,857
Internet Security — 0.0%
VeriSign, Inc.†	2,360	89,208
Investment Companies — 0.0%
American Capital Strategies, Ltd.	4,530	107,678
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	4,970	202,130
Janus Capital Group, Inc.	1,970	52,146
Legg Mason, Inc.	22,080	962,025
T. Rowe Price Group, Inc.	2,500	141,175
		1,357,476
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,340	35,523
Machinery-Farming — 0.1%
Deere & Co.	3,480	251,012
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	1,050	34,157
Medical Instruments — 0.0%
Boston Scientific Corp.†	12,320	151,413
Medical Products — 1.4%
Baxter International, Inc.	47,320	3,025,641
Covidien, Ltd.	11,180	535,410
Johnson & Johnson	28,600	1,840,124
		5,401,175
Medical-Biomedical/Gene — 0.4%
Amgen, Inc.†	27,800	1,311,048
Millipore Corp.†	470	31,894
		1,342,942
Medical-Drugs — 5.5%
Abbott Laboratories	65,750	3,482,778
Allergan, Inc.	2,470	128,564
Bristol-Myers Squibb Co.	152,570	3,132,262
Eli Lilly & Co.	51,650	2,384,164
King Pharmaceuticals, Inc.†	5,490	57,480
Merck & Co., Inc.	66,280	2,498,093
Pfizer, Inc.	226,100	3,949,967
Schering-Plough Corp.	96,500	1,900,085
Wyeth	75,050	3,599,398
		21,132,791
Medical-Generic Drugs — 0.0%
Mylan, Inc.†	2,170	26,192
Watson Pharmaceuticals, Inc.†	1,480	40,212
		66,404
Medical-HMO — 1.1%
Aetna, Inc.	49,270	1,996,913
CIGNA Corp.	2,580	91,306
Humana, Inc.†	1,430	56,871
UnitedHealth Group, Inc.	54,800	1,438,500
WellPoint, Inc.†	16,730	797,352
		4,380,942
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	10,670	59,325
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	3,610	144,364
Cardinal Health, Inc.	7,990	412,124
		556,488
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	1,190	114,680
Metal-Aluminum — 0.3%
Alcoa, Inc.	32,640	1,162,637
Metal-Iron — 0.5%
Cleveland-Cliffs, Inc.	14,800	1,764,012
Mining — 0.1%
Newmont Mining Corp.	4,980	259,757
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	21,800	790,468
Multimedia — 2.1%
Meredith Corp.	290	8,204
News Corp., Class A	26,730	402,019
The E.W. Scripps Co., Class A	930	38,632
The McGraw-Hill Cos., Inc.	36,100	1,448,332
The Walt Disney Co.	64,970	2,027,064
Time Warner, Inc.	270,260	3,999,848
Viacom, Inc., Class B†	8,360	255,315
		8,179,414

Networking Products — 0.6%
Cisco Systems, Inc.†	86,000	2,000,360
Juniper Networks, Inc.†	5,520	122,434
		2,122,794
Non-Hazardous Waste Disposal — 0.9%
Allied Waste Industries, Inc.†	7,530	95,028
Waste Management, Inc.	86,180	3,249,848
		3,344,876
Office Automation & Equipment — 0.0%
Xerox Corp.	6,400	86,784
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	27,990	1,229,601
Oil & Gas Drilling — 0.1%
ENSCO International, Inc.	1,620	130,799
Nabors Industries, Ltd.†	1,770	87,137
Noble Corp.	2,520	163,699
Rowan Cos., Inc.	2,520	117,810
		499,445
Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	29,050	2,174,102
Noble Energy, Inc.	2,190	220,226
Occidental Petroleum Corp.	26,920	2,419,031
Range Resources Corp.	1,220	79,959
XTO Energy, Inc.	15,950	1,092,735
		5,986,053
Oil Companies-Integrated — 6.9%
BP PLC ADR	18,104	1,259,495
Chevron Corp.	87,958	8,719,276
Exxon Mobil Corp.	89,112	7,853,441
Hess Corp.	3,010	379,832
Marathon Oil Corp.	35,800	1,856,946
Murphy Oil Corp.	19,600	1,921,780
Royal Dutch Shell PLC ADR	32,700	2,671,917
Total SA ADR	23,500	2,003,845
		26,666,532
Oil Field Machinery & Equipment — 0.1%
National-Oilwell Varco, Inc.†	3,260	289,227
Oil Refining & Marketing — 0.2%
Sunoco, Inc.	21,400	870,766
Tesoro Corp.	1,390	27,480
		898,246
Oil-Field Services — 0.5%
BJ Services Co.	27,400	875,156
Schlumberger, Ltd.	7,400	794,982
Weatherford International, Ltd.†	5,780	286,630
		1,956,768
Paper & Related Products — 1.0%
International Paper Co.	132,038	3,076,486
MeadWestvaco Corp.	35,280	841,075
		3,917,561
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	6,240	294,528
Photo Equipment & Supplies — 0.2%
Eastman Kodak Co.	48,340	697,546
Pipelines — 0.5%
El Paso Corp.	15,690	341,101
Spectra Energy Corp.	40,025	1,150,318
Williams Cos., Inc.	13,080	527,255
		2,018,674
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	4,750	141,027
Publishing-Newspapers — 0.5%
Gannett Co., Inc.	44,610	966,699
The New York Times Co., Class A	51,600	794,124
The Washington Post Co., Class B	66	38,735
		1,799,558
Quarrying — 0.3%
Vulcan Materials Co.	16,400	980,392
Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	2,010	68,461
AvalonBay Communities, Inc.	1,730	154,247
Boston Properties, Inc.	2,680	241,790
Developers Diversified Realty Corp.	2,680	93,023
Equity Residential	6,060	231,916
General Growth Properties, Inc.	5,990	209,830
HCP, Inc.	5,250	167,002
Host Hotels & Resorts, Inc.	122,531	1,672,548
Kimco Realty Corp.	5,670	195,728
ProLogis	3,630	197,290
Public Storage, Inc.	2,770	223,788
Simon Property Group, Inc.	5,030	452,147
Vornado Realty Trust	3,030	266,640
		4,174,410
Retail-Apparel/Shoe — 0.2%
Jones Apparel Group, Inc.	1,930	26,537
Limited Brands, Inc.	6,700	112,895
Liz Claiborne, Inc.	2,120	29,998
Nordstrom, Inc.	1,380	41,814
The Gap, Inc.	40,610	676,969
		888,213
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,940	29,459
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	41,200	1,157,720
Retail-Building Products — 0.6%
Home Depot, Inc.	105,790	2,477,602
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	1,140	13,988
Retail-Discount — 0.5%
Big Lots, Inc.†	1,830	57,169
Costco Wholesale Corp.	5,140	360,520
Family Dollar Stores, Inc.	1,620	32,303
Target Corp.	7,490	348,210
Wal-Mart Stores, Inc.	22,370	1,257,194
		2,055,396

Retail-Drug Store — 0.9%
CVS Caremark Corp.	82,120	3,249,488
Walgreen Co.	7,090	230,496
		3,479,984
Retail-Jewelry — 0.0%
Tiffany & Co.	1,100	44,825
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	4,970	180,361
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	6,100	66,734
Staples, Inc.	5,180	123,025
		189,759
Retail-Regional Department Stores — 0.5%
Dillard’s, Inc., Class A	1,280	14,810
Kohl’s Corp.†	33,500	1,341,340
Macy’s, Inc.	20,600	400,052
		1,756,202
Retail-Restaurants — 0.2%
McDonald’s Corp.	12,940	727,487
Wendy’s International, Inc.	1,970	53,623
		781,110
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	5,430	90,573
Sovereign Bancorp, Inc.	10,670	78,531
Washington Mutual, Inc.	23,640	116,545
		285,649
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	37,770	1,199,953
Linear Technology Corp.	2,090	68,071
		1,268,024
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	46,890	895,130
KLA-Tencor Corp.	2,250	91,597
Novellus Systems, Inc.†	1,450	30,726
Teradyne, Inc.†	3,810	42,177
		1,059,630
Steel-Producers — 0.0%
AK Steel Holding Corp.	1,680	115,920
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,530	90,698
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	2,020	46,803
Corning, Inc.	26,060	600,683
JDS Uniphase Corp.†	3,950	44,872
		692,358
Telecom Services — 0.0%
Embarq Corp.	3,310	156,464
Telecommunication Equipment — 0.2%
Alcatel-Lucent ADR†	99,100	598,564
Tellabs, Inc.†	8,810	40,966
		639,530
Telephone-Integrated — 5.2%
AT&T, Inc.	320,688	10,803,979
CenturyTel, Inc.	2,360	83,992
Citizens Communications Co.	7,260	82,328
Qwest Communications International, Inc.	187,890	738,408
Sprint Nextel Corp.	151,030	1,434,785
Verizon Communications, Inc.	195,192	6,909,797
Windstream Corp.	9,960	122,906
		20,176,195
Television — 0.3%
CBS Corp., Class B	54,700	1,066,103
Tobacco — 1.8%
Altria Group, Inc.	133,800	2,750,928
Lorillard, Inc.†	2,500	172,900
Philip Morris International, Inc.	61,490	3,036,991
Reynolds American, Inc.	3,840	179,213
UST, Inc.	12,500	682,625
		6,822,657
Tools-Hand Held — 0.1%
Black & Decker Corp.	6,700	385,317
Snap-on, Inc.	1,300	67,613
The Stanley Works	1,760	78,901
		531,831
Toys — 0.3%
Hasbro, Inc.	3,110	111,089
Mattel, Inc.	51,780	886,474
		997,563
Transport-Rail — 0.6%
Burlington Northern Santa Fe Corp.	3,480	347,617
CSX Corp.	9,060	569,058
Norfolk Southern Corp.	8,410	527,055
Union Pacific Corp.	11,560	872,780
		2,316,510
Transport-Services — 0.4%
FedEx Corp.	2,770	218,248
Ryder System, Inc.	1,290	88,855
United Parcel Service, Inc., Class B	19,200	1,180,224
		1,487,327
Web Portals/ISP — 0.3%
Yahoo!, Inc.†	47,900	989,614
Wireless Equipment — 0.5%
American Tower Corp., Class A†	6,300	266,175
Motorola, Inc.	64,000	469,760
Nokia Oyj ADR	42,800	1,048,600
		1,784,535
Total Common Stock (cost $406,963,248)		369,041,282

PREFERRED STOCK — 0.3%
Banks-Super Regional — 0.1%
National City Corp. 9.00% (5)	2	190,800
Federal National Mtg. Assoc. — 0.1%
Federal National Mtg.Assoc. 8.75% due 05/13/11	14,800	566,840
Finance-Investment Banker/Broker — 0.1%
Merrill Lynch & Co., Inc. 9.00% (5)	5	325,005
Total Preferred Stock (cost $1,370,419)		1,082,645
EXCHANGE TRADED FUNDS — 0.7%
Index Fund — 0.7%
iShares S&P 500 Value Index Fund (cost $3,212,269)	45,500	2,884,700
CORPORATE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $133,000)	133,000	96,758
Total Long-Term Investment Securities (cost $411,678,916)		373,105,385
SHORT-TERM INVESTMENT SECURITIES — 3.6%
Registered Investment Companies — 2.5%
T. Rowe Price Reserve Investment Fund	9,719,658	9,719,658
U.S. Government Agencies — 1.1%
Federal Home Loan Bank Disc. Notes 2.03% due 07/01/08	$4,000,000	4,000,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.53% due 09/11/08 (3)	55,000	54,815
Total Short-Term Investment Securities (cost $13,774,473)		13,774,473
REPURCHASE AGREEMENTS — 2.5%
SBC Warburg Joint Repurchase Agreement (2)	9,100,000	9,100,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.25%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $359,002 and collateralized by $365,000 of United States Treasury Notes, bearing interest at 4.13% due 08/15/08 and having an approximate value of $371,059	359,000	359,000
Total Repurchase Agreements (cost $9,459,000)		9,459,000

TOTAL INVESTMENTS (cost $434,912,364) (1)	102.7%	396,338,858
Liabilities in excess of other assets	(2.7)	(10,470,726)
NET ASSETS	100.0%	385,868,132

†		Non-income producing security
(1)		See Note 4 for cost of investments on a tax basis.
(2)		See Note 2 for details of Joint Repurchase Agreements.
(3)		The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)		Security represents an investment in an affiliated company; See Note 3.
(5)		Fair valued security; See Note 1.
ADR	—	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2008	Unrealized Appreciation (Depreciation)
4 Long	S&P Barra Value Index	September 2008	$677,770	$628,900	$(48,870)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2008
(unaudited)

	Shares/
	Principal	Market Value
Security Description	Amount	(Note 1)
COMMON STOCK — 98.6%
Advanced Materials — 0.3%
Hexcel Corp.†	27,623	$533,124
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.†	9,299	79,971
Omnicom Group, Inc.	7,800	350,064
		430,035
Advertising Sales — 0.8%
Clear Channel Outdoor Holdings, Inc., Class A†	11,928	212,676
Focus Media Holding, Ltd. ADR†	29,400	814,968
Lamar Advertising Co., Class A†	5,671	204,326
		1,231,970
Aerospace/Defense — 0.4%
Empressa Brasileira de Aeronautica SA ADR	4,400	116,600
Rockwell Collins, Inc.	10,900	522,764
		639,364
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.†	1,929	196,141
BE Aerospace, Inc.†	1,992	46,394
Goodrich Corp.	5,579	264,779
		507,314
Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	1,298	198,334
Intrepid Potash, Inc.†	6,550	430,859
Terra Industries, Inc.	19,003	937,798
		1,566,991
Airlines — 0.1%
AMR Corp.†	2,888	14,786
Copa Holdings SA, Class A	504	14,193
Delta Air Lines, Inc.†	3,400	19,380
Skywest, Inc.	4,900	61,985
Southwest Airlines Co.	8,600	112,144
		222,488
Apparel Manufacturers — 0.7%
Coach, Inc.	15,156	437,705
Polo Ralph Lauren Corp.	1,291	81,049
Under Armour, Inc., Class A	21,500	551,260
		1,070,014
Applications Software — 2.1%
American Reprographics Co.†	6,000	99,900
Citrix Systems, Inc.†	8,524	250,691
Compuware Corp.†	3,535	33,724
Intuit, Inc.†	15,689	432,546
Nuance Communications, Inc.†	3,968	62,178
Red Hat, Inc.†	81,188	1,679,780
Salesforce.com, Inc.†	6,220	424,390
Satyam Computer Services, Ltd. ADR	8,300	203,516
		3,186,725
Auction House/Art Dealer — 0.2%
Ritchie Bros. Auctioneers, Inc.	11,700	317,421
Audio/Video Products — 0.0%
Harman International Industries, Inc.	999	41,349
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.	1,196	24,745
PACCAR, Inc.	4,200	175,686
		200,431
Auto/Truck Parts & Equipment-Original — 0.8%
BorgWarner, Inc.	2,333	103,538
Titan International, Inc.	22,300	794,326
WABCO Holdings, Inc.	5,710	265,287
		1,163,151
Banks-Commercial — 0.5%
City National Corp.	2,000	84,140
East West Bancorp, Inc.	3,000	21,180
Julius Baer Holding AG	7,566	511,041
SVB Financial Group†	2,100	101,031
		717,392
Banks-Fiduciary — 0.5%
Northern Trust Corp.	11,075	759,413
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	1,323	96,698
Beverages-Non-alcoholic — 0.0%
Hansen Natural Corp.†	1,666	48,014
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	5,416	409,287
Central European Distribution Corp.†	869	64,436
		473,723
Broadcast Services/Program — 0.2%
Discovery Holding Co., Class A†	7,400	162,504
Liberty Global, Inc., Class A†	3,609	113,431
		275,935
Building & Construction Products-Misc. — 0.0%
USG Corp.†	853	25,223
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	1,074	31,103
Building Products-Cement — 0.1%
Eagle Materials, Inc.	891	22,569
Martin Marietta Materials, Inc.	881	91,263
		113,832
Building-Heavy Construction — 0.2%
Chicago Bridge & Iron Co., NV NY SHRS	5,800	230,956
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	2,742	58,295
Winnebago Industries, Inc.	3,300	33,627
		91,922
Building-Residential/Commercial — 0.1%
Centex Corp.	2,300	30,751
KB Home	2,200	37,246
Lennar Corp., Class A	4,200	51,828
NVR, Inc.†	7	3,500
Pulte Homes, Inc.	3,939	37,933
Toll Brothers, Inc.†	3,400	63,682
		224,940
Cable TV — 0.1%
Cablevision Systems Corp., Class A†	4,100	92,660
Shaw Communications, Inc., Class B	5,600	114,016
		206,676
Casino Hotels — 0.5%
Boyd Gaming Corp.	2,360	29,642
Las Vegas Sands Corp. †	3,200	151,808
Melco Crown Entertainment, Ltd. ADR†	14,800	137,936
MGM Mirage†	2,687	91,062

Wynn Resorts, Ltd.	4,018	326,864
		737,312
Casino Services — 0.3%
International Game Technology	16,026	400,330
Scientific Games Corp., Class A†	1,486	44,015
		444,345
Cellular Telecom — 1.0%
Leap Wireless International, Inc.†	3,807	164,348
MetroPCS Communications, Inc.†	55,207	977,716
NII Holdings, Inc.†	7,157	339,886
US Cellular Corp.†	160	9,048
		1,490,998
Chemicals-Diversified — 1.0%
Celanese Corp., Class A	3,023	138,030
FMC Corp.	15,566	1,205,431
Huntsman Corp.	403	4,594
PPG Industries, Inc.	415	23,809
Rohm & Haas Co.	2,577	119,676
		1,491,540
Chemicals-Other — 0.4%
Kingboard Chemical Holdings, Ltd.	126,000	581,744
Chemicals-Specialty — 0.6%
Albemarle Corp.	5,005	199,749
Chemtura Corp.	452	2,640
Ecolab, Inc.	9,016	387,598
International Flavors & Fragrances, Inc.	1,853	72,378
Sigma-Aldrich Corp.	3,364	181,185
Valhi, Inc.	52	1,417
		844,967
Coal — 3.2%
Alpha Natural Resources, Inc.†	1,618	168,741
Arch Coal, Inc.	10,417	781,587
CONSOL Energy, Inc.	26,807	3,012,303
Foundation Coal Holdings, Inc.	6,344	561,951
Massey Energy Co.	1,855	173,906
Patriot Coal Corp.†	616	94,427
Walter Industries, Inc.	1,206	131,177
		4,924,092
Coatings/Paint — 0.1%
The Sherwin-Williams Co.	2,316	106,374
Commercial Services — 0.9%
Alliance Data Systems Corp.†	1,825	103,204
ChoicePoint, Inc.†	1,416	68,251
Iron Mountain, Inc.†	9,805	260,323
Quanta Services, Inc.†	15,174	504,839
TeleTech Holdings, Inc.†	22,300	445,108
Weight Watchers International, Inc.	705	25,105
		1,406,830
Commercial Services-Finance — 1.7%
Equifax, Inc.	4,989	167,730
Global Payments, Inc.	4,431	206,485
H&R Block, Inc.	11,789	252,285
Moody’s Corp.	5,500	189,420
Morningstar, Inc.†	371	26,723
Paychex, Inc.	17,898	559,849
The Western Union Co.	47,500	1,174,200
Total Systems Services, Inc.	3,763	83,614
		2,660,306
Computer Aided Design — 0.4%
Ansys, Inc.†	4,805	226,411
Autodesk, Inc.†	13,543	457,889
		684,300
Computer Services — 0.5%
Affiliated Computer Services, Inc., Class A†	572	30,596
Cognizant Technology Solutions Corp., Class A†	16,921	550,102
DST Systems, Inc.†	836	46,022
IHS, Inc., Class A†	996	69,321
Perot Systems Corp., Class A†	8,200	123,082
Unisys Corp.†	4,518	17,846
		836,969
Computer Software — 0.1%
Metavante Technologies, Inc.†	2,067	46,755
MSCI, Inc.†	1,013	36,762
		83,517
Computers-Integrated Systems — 0.6%
Brocade Communications Systems, Inc.†	1,221	10,061
Diebold, Inc.	1,266	45,044
Jack Henry & Associates, Inc.	4,200	90,888
NCR Corp.†	31,674	798,185
Teradata Corp.†	2,027	46,905
		991,083
Computers-Memory Devices — 0.7%
NetApp, Inc.†	22,507	487,502
SanDisk Corp.†	1,019	19,055
Seagate Technology	20,900	399,817
Western Digital Corp.†	5,096	175,965
		1,082,339
Computers-Periphery Equipment — 0.1%
Logitech International SA†	4,700	125,960
Consulting Services — 0.2%
FTI Consulting, Inc.†	1,154	79,003
Genpact, Ltd.†	1,330	19,844
SAIC, Inc.†	713	14,837
The Corporate Executive Board Co.	3,985	167,569
		281,253
Consumer Products-Misc. — 0.1%
Clorox Co.	4,080	212,976
The Scotts Miracle-Gro Co., Class A	784	13,775
		226,751
Containers-Metal/Glass — 0.1%
Ball Corp.	338	16,136
Crown Holdings, Inc.†	3,694	96,007
Greif, Inc., Class A	767	49,111

Owens-Illinois, Inc.†	1,098	45,776
		207,030
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	557	11,981
Cosmetics & Toiletries — 0.5%
Alberto-Culver Co.	260	6,830
Avon Products, Inc.	18,923	681,607
Bare Escentuals, Inc.†	1,396	26,147
The Estee Lauder Cos., Inc., Class A	2,253	104,652
		819,236
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.	2,500	56,175
Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	3,224	67,865
Dun & Bradstreet Corp.	2,509	219,889
Fidelity National Information Services, Inc.	3,469	128,041
Fiserv, Inc.†	5,923	268,727
NAVTEQ Corp.†	2,278	175,406
SEI Investments Co.	7,299	171,672
		1,031,600
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	6,826	251,197
Patterson Cos., Inc.†	5,477	160,969
		412,166
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	4,543	215,702
Diagnostic Kits — 0.2%
Idexx Laboratories, Inc.†	5,588	272,359
Inverness Medical Innovations, Inc.†	904	29,986
		302,345
Dialysis Centers — 0.1%
DaVita, Inc.†	4,005	212,786
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	5,385	473,611
Distribution/Wholesale — 0.5%
Fastenal Co.	7,072	305,228
LKQ Corp.†	3,118	56,342
Tech Data Corp.†	173	5,863
WESCO International, Inc.†	711	28,468
WW Grainger, Inc.	4,361	356,730
		752,631
Diversified Financial Services — 0.3%
IntercontinentalExchange, Inc.†	3,824	435,936
Diversified Manufacturing Operations — 1.3%
Carlisle Cos., Inc.	153	4,437
Cooper Industries, Ltd., Class A	3,048	120,396
Dover Corp.	3,814	184,483
Eaton Corp.	1,712	145,469
Harsco Corp.	4,339	236,085
Ingersoll-Rand Co., Ltd., Class A	1,262	47,237
ITT, Inc.	6,970	441,410
Parker Hannifin Corp.	3,861	275,367
SPX Corp.	1,229	161,896
Textron, Inc.	5,737	274,974
The Brink’s Co.	934	61,102
		1,952,856
Drug Delivery Systems — 0.0%
Hospira, Inc.†	527	21,138
E-Commerce/Services — 0.7%
Ctrip.com International, Ltd. ADR	11,200	512,736
Expedia, Inc.†	12,800	235,264
IAC/InterActive Corp.†	547	10,546
Priceline.com, Inc.†	2,587	298,695
		1,057,241
E-Marketing/Info — 0.1%
Digital River, Inc.†	3,200	123,456
Electric Products-Misc. — 0.2%
AMETEK, Inc.	6,956	328,462
Molex, Inc.	882	21,530
		349,992
Electric-Generation — 0.3%
The AES Corp.†	21,563	414,225
Electric-Integrated — 0.7%
Allegheny Energy, Inc.	3,868	193,826
CenterPoint Energy, Inc.	4,783	76,767
Constellation Energy Group, Inc.	3,757	308,450
DPL, Inc.	201	5,302
PPL Corp.	8,586	448,790
Sierra Pacific Resources	1,422	18,074
		1,051,209
Electronic Components-Misc. — 0.3%
AVX Corp.	94	1,063
Garmin, Ltd.	2,949	126,335
Gentex Corp.	9,987	144,212
Jabil Circuit, Inc.	8,621	141,471
		413,081
Electronic Components-Semiconductors — 3.0%
Advanced Micro Devices, Inc.†	1,745	10,173
Altera Corp.	19,600	405,720
Broadcom Corp., Class A†	21,908	597,869
Cavium Network, Inc.†	4,100	86,100
Cree, Inc.†	852	19,434
Fairchild Semiconductor International, Inc.†	5,700	66,861
International Rectifier Corp.†	367	7,047
Intersil Corp., Class A	4,571	111,167
LSI Logic Corp.†	11,121	68,283
MEMC Electronic Materials, Inc.†	23,642	1,454,929
Microchip Technology, Inc.	11,107	339,208
Micron Technology, Inc.†	2,189	13,134
National Semiconductor Corp.	14,782	303,622
NVIDIA Corp.†	12,768	239,017
ON Semiconductor Corp.†	19,530	179,090
QLogic Corp.†	6,800	99,212
Rambus, Inc.†	2,404	45,844
Silicon Laboratories, Inc.†	5,221	188,426

Xilinx, Inc.	17,928	452,682
		4,687,818
Electronic Connectors — 0.1%
Amphenol Corp., Class A	4,036	181,136
Electronic Design Automation — 0.1%
Synopsys, Inc.†	3,700	88,467
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,700	106,353
Electronic Measurement Instruments — 2.5%
Agilent Technologies, Inc.†	8,402	298,607
FLIR Systems, Inc.†	56,361	2,286,566
Itron, Inc.†	7,186	706,743
National Instruments Corp.	4,854	137,708
Trimble Navigation, Ltd.†	9,693	346,040
		3,775,664
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	192	5,898
Avnet, Inc.†	1,516	41,357
		47,255
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,188	198,824
Energy-Alternate Sources — 0.4%
Covanta Holding Corp.†	2,776	74,091
Sunpower Corp., Class A†	7,928	570,658
		644,749
Engineering/R&D Services — 1.7%
Aecom Technology Corp.†	2,086	67,858
Fluor Corp.	4,242	789,351
Foster Wheeler, Ltd.†	7,918	579,202
Jacobs Engineering Group, Inc.†	2,804	226,283
KBR, Inc.	3,169	110,630
McDermott International, Inc.†	12,213	755,863
The Shaw Group, Inc.†	1,908	117,895
URS Corp.†	350	14,689
		2,661,771
Engines-Internal Combustion — 0.8%
Cummins, Inc.	18,075	1,184,274
Enterprise Software/Service — 1.9%
Ariba, Inc.†	56,300	828,173
Autonomy Corp PLC†	43,500	785,441
BMC Software, Inc.†	4,396	158,256
CA, Inc.	4,175	96,401
Concur Technologies, Inc.†	31,800	1,056,714
Novell, Inc.†	3,647	21,481
		2,946,466
Entertainment Software — 1.1%
Activision Blizzard, Inc.	12,674	431,803
Electronic Arts, Inc.†	27,029	1,200,899
THQ, Inc.†	4,700	95,222
		1,727,924
Filtration/Separation Products — 0.6%
Donaldson Co., Inc.	6,993	312,167
Pall Corp.	16,523	655,633
		967,800
Finance-Consumer Loans — 0.1%
SLM Corp.†	9,520	184,212
Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	1,713	5,379
Interactive Brokers Group, Inc., Class A†	3,200	102,816
Investment Technology Group, Inc.†	921	30,817
Lazard, Ltd., Class A	5,591	190,933
MF Global, Ltd.†	1,033	6,518
optionsXpress Holdings, Inc.	3,400	75,956
TD Ameritrade Holding Corp.†	5,596	101,231
		513,650
Finance-Other Services — 0.3%
Nymex Holdings, Inc.	5,082	429,327
The NASDAQ OMX Group†	1,696	45,029
		474,356
Food-Confectionery — 0.1%
The Hershey Co.	4,483	146,953
Food-Dairy Products — 0.0%
Dean Foods Co.†	2,432	47,716
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	713	10,652
Food-Misc. — 0.4%
Campbell Soup Co.	2,507	83,884
H.J. Heinz Co.	4,026	192,644
McCormick & Co., Inc.	8,869	316,269
		592,797
Food-Retail — 0.3%
SUPERVALU, Inc.	12,100	373,769
Whole Foods Market, Inc.	3,227	76,448
		450,217
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,284	54,840
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,437	30,752
Garden Products — 0.0%
Toro Co.	862	28,679
Gas-Distribution — 0.0%
Energen Corp.	312	24,345
Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	6,284	324,883
Health Care Cost Containment — 0.6%
McKesson Corp.	16,300	911,333
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	195	5,261
Kinetic Concepts, Inc.†	1,301	51,923
		57,184
Hotels/Motels — 0.6%
Choice Hotels International, Inc.	6,542	173,363
Marriott International, Inc., Class A	14,803	388,431
Orient-Express Hotels, Ltd., Class A	830	36,055

Starwood Hotels & Resorts Worldwide, Inc.	7,897	316,433
		914,282
Human Resources — 0.4%
Hewitt Associates, Inc., Class A†	2,242	85,936
Manpower, Inc.	2,539	147,871
Monster Worldwide, Inc.†	8,952	184,501
Robert Half International, Inc.	9,990	239,460
		657,768
Identification Systems — 0.1%
Cogent, Inc.†	9,300	105,741
Independent Power Producers — 0.4%
Calpine Corp.†	8,149	183,841
Mirant Corp.†	3,050	119,408
NRG Energy, Inc.†	2,047	87,816
Reliant Energy, Inc.†	11,800	250,986
		642,051
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	5,561	224,108
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,378	147,720
Industrial Gases — 0.1%
Airgas, Inc.	1,906	111,291
Instruments-Controls — 0.1%
Mettler Toledo International, Inc.†	799	75,793
Instruments-Scientific — 0.3%
Applied Biosystems, Inc.	3,882	129,970
PerkinElmer, Inc.	1,218	33,921
Waters Corp.†	5,704	367,908
		531,799
Insurance Brokers — 0.1%
AON Corp.	2,000	91,880
Brown & Brown, Inc.	634	11,025
Erie Indemnity Co., Class A	59	2,723
		105,628
Insurance-Multi-line — 0.5%
Assurant, Inc.	11,400	751,944
HCC Insurance Holdings, Inc.	4,000	84,560
		836,504
Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	2,500	165,800
Markel Corp.†	200	73,400
Philadelphia Consolidated Holding Co.†	4,861	165,128
W.R. Berkley Corp.	168	4,059
		408,387
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	3,398	101,294
RenaissanceRe Holdings, Ltd.	2,000	89,340
Transatlantic Holdings, Inc.	149	8,414
		199,048
Internet Content-Information/News — 0.1%
Baidu.com ADR†	300	93,888
HLTH Corp.†	1,213	13,731
WebMD Health Corp., Class A†	179	4,994
		112,613
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	3,872	134,707
F5 Networks, Inc.†	6,785	192,830
		327,537
Internet Security — 1.4%
McAfee, Inc.†	30,628	1,042,271
Symantec Corp.†	5,200	100,620
VeriSign, Inc.†	24,982	944,319
		2,087,210
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	2,142	192,908
BlackRock, Inc.	1,000	177,000
Eaton Vance Corp.	6,858	272,674
Federated Investors, Inc., Class B	5,159	177,573
GLG Partners, Inc.	1,130	8,814
Invesco, Ltd.	1,124	26,953
Janus Capital Group, Inc.	8,885	235,186
Legg Mason, Inc.	1,500	65,355
T. Rowe Price Group, Inc.	5,978	337,578
Waddell & Reed Financial, Inc., Class A	1,995	69,845
		1,563,886
Lasers-System/Components — 0.1%
Cymer, Inc.†	3,800	102,144
II-VI, Inc.†	2,800	97,776
		199,920
Leisure Products — 0.0%
WMS Industries, Inc.†	2,300	68,471
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	373	12,141
Lincoln Electric Holdings, Inc.	671	52,808
		64,949
Machinery-Construction & Mining — 0.6%
Bucyrus International, Inc.	1,723	125,814
Joy Global, Inc.	8,192	621,199
Terex Corp.†	2,800	143,836
		890,849
Machinery-Farming — 0.1%
AGCO Corp.†	1,533	80,345
Machinery-General Industrial — 0.7%
IDEX Corp.	4,635	170,754
Roper Industries, Inc.	5,858	385,925
The Manitowoc Co., Inc.	16,893	549,529
		1,106,208
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,098	101,119
Machinery-Pumps — 0.9%
Flowserve Corp.	9,401	1,285,117
Graco, Inc.	3,994	152,051
		1,437,168

Marine Services — 0.7%
Aegean Marine Petroleum Network, Inc.	27,200	1,106,768
Medical Information Systems — 0.1%
Cerner Corp.†	1,556	70,300
IMS Health, Inc.	910	21,203
		91,503
Medical Instruments — 2.4%
ArthroCare Corp.†	2,300	93,863
Beckman Coulter, Inc.	11,769	794,761
Edwards Lifesciences Corp.†	2,963	183,824
Intuitive Surgical, Inc.†	3,491	940,475
St. Jude Medical, Inc.†	35,099	1,434,847
Techne Corp.†	3,189	246,797
		3,694,567
Medical Labs & Testing Services — 0.7%
Covance, Inc.†	2,747	236,297
Laboratory Corp. of America Holdings†	6,062	422,097
Quest Diagnostics, Inc.	7,540	365,464
		1,023,858
Medical Products — 0.6%
American Medical Systems Holdings, Inc.†	5,400	80,730
Becton Dickinson & Co.	1,200	97,560
Henry Schein, Inc.†	5,428	279,922
Varian Medical Systems, Inc.†	5,991	310,633
Zimmer Holdings, Inc.†	2,000	136,100
		904,945
Medical-Biomedical/Gene — 2.3%
Abraxis Bioscience, Inc.†	158	10,027
Alexion Pharmaceuticals, Inc.†	4,800	348,000
Biogen Idec, Inc.†	2,100	117,369
Celgene Corp.†	1,800	114,966
Charles River Laboratories International, Inc.†	21,112	1,349,479
Genzyme Corp.†	2,900	208,858
Illumina, Inc.†	4,806	418,651
Integra LifeSciences Holdings Corp.†	1,400	62,272
Invitrogen Corp.†	4,747	186,367
Martek Biosciences Corp.†	2,200	74,162
Millipore Corp.†	2,768	187,836
Myriad Genetics, Inc.†	2,300	104,696
Qiagen NV†	5,000	100,650
Vertex Pharmaceuticals, Inc.†	6,593	220,668
		3,504,001
Medical-Drugs — 2.5%
Allergan, Inc.	13,142	684,041
APP Pharmaceuticals, Inc.†	574	9,597
Auxilium Pharmaceuticals, Inc.†	23,700	796,794
Cephalon, Inc.†	13,559	904,250
Elan Corp. PLC ADR†	19,800	703,890
Endo Pharmaceuticals Holdings, Inc.†	2,510	60,717
Forest Laboratories, Inc.†	610	21,191
Sepracor, Inc.†	2,481	49,422
Shionogi & Co., Ltd.	34,000	670,810
		3,900,712
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	736	33,179
Mylan, Inc.†	1,289	15,558
Perrigo Co.	1,793	56,964
Watson Pharmaceuticals, Inc.†	1,188	32,278
		137,979
Medical-HMO — 0.7%
CIGNA Corp.	7,898	279,510
Coventry Health Care, Inc.†	13,762	418,640
Health Net, Inc.†	4,633	111,470
Humana, Inc.†	5,512	219,212
WellCare Health Plans, Inc.†	960	34,704
		1,063,536
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	498	16,424
Health Management Associates, Inc.†	3,707	24,133
Tenet Healthcare Corp.†	6,242	34,705
		75,262
Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.†	5,635	160,034
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	452	18,075
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	7,306	704,079
Timken Co.	97	3,195
		707,274
Metal-Aluminum — 0.0%
Century Aluminum Co.†	336	22,341
Metal-Iron — 1.1%
Cleveland-Cliffs, Inc.	14,083	1,678,553
Mining — 0.2%
Agnico-Eagle Mines, Ltd.	3,100	230,547
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	291	12,207
Motion Pictures & Services — 0.4%
Dreamworks Animation SKG, Inc., Class A†	22,139	659,964
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	9,735	352,991
Multimedia — 0.8%
FactSet Research Systems, Inc.	4,433	249,844
Liberty Media Corp. - Entertainment, Series A†	11,892	288,143
The McGraw-Hill Cos., Inc.	12,183	488,782
WPP Group PLC ADR	3,601	172,200
		1,198,969
Music — 0.0%
Warner Music Group Corp.	324	2,313
Networking Products — 1.0%
Atheros Communications, Inc.†	30,800	924,000
Foundry Networks, Inc.†	6,900	81,558
Juniper Networks, Inc.†	25,183	558,559
		1,564,117

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	363	5,078
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	29,800	885,060
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,319	147,278
Office Furnishings-Original — 0.0%
HNI Corp.	1,400	24,724
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	700	30,751
Oil & Gas Drilling — 2.1%
Atwood Oceanics, Inc.†	643	79,951
Diamond Offshore Drilling, Inc.	4,483	623,765
ENSCO International, Inc.	3,100	250,294
Nabors Industries, Ltd.†	6,714	330,530
Noble Corp.	6,186	401,842
Patterson-UTI Energy, Inc.	2,197	79,180
Pride International, Inc.†	2,769	130,946
Rowan Cos., Inc.	907	42,402
SeaDrill, Ltd.	38,000	1,162,040
Unit Corp.†	828	68,699
		3,169,649
Oil Companies-Exploration & Production — 4.6%
Bill Barrett Corp.†	2,700	160,407
Cabot Oil & Gas Corp.	4,824	326,730
Chesapeake Energy Corp.	13,000	857,480
CNX Gas Corp.†	636	26,738
Compton Petroleum Corp.†	10,400	132,184
Concho Resources, Inc.†	7,400	276,020
Continental Resources, Inc.†	685	47,484
Denbury Resources, Inc.†	5,662	206,663
Encore Acquisition Co.†	309	23,234
EOG Resources, Inc.	6,200	813,440
Equitable Resources, Inc.	3,012	208,009
Forest Oil Corp.†	10,700	797,150
Mariner Energy, Inc.†	5,875	217,199
Newfield Exploration Co.†	4,900	319,725
Noble Energy, Inc.	254	25,542
PetroHawk Energy Corp.†	4,732	219,139
Plains Exploration & Production Co.†	2,257	164,693
Questar Corp.	1,512	107,413
Quicksilver Resources, Inc.†	2,383	92,079
Range Resources Corp.	3,552	232,798
Sandridge Energy, Inc.†	5,223	337,301
Southwestern Energy Co.†	7,871	374,738
St. Mary Land & Exploration Co.	585	37,814
Ultra Petroleum Corp.†	4,900	481,180
W&T Offshore, Inc.	694	40,606
Whiting Petroleum Corp.†	4,974	527,642
		7,053,408
Oil Companies-Integrated — 0.6%
Murphy Oil Corp.	9,973	977,853
Oil Field Machinery & Equipment — 1.5%
Cameron International Corp.†	13,987	774,180
Dresser-Rand Group, Inc.†	1,980	77,418
Dril-Quip, Inc.†	11,800	743,400
FMC Technologies, Inc.†	9,447	726,758
		2,321,756
Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	2,393	57,217
Holly Corp.	983	36,292
Sunoco, Inc.	4,998	203,369
Tesoro Corp.	922	18,228
		315,106
Oil-Field Services — 1.9%
BJ Services Co.	10,900	348,146
Core Laboratories NV†	3,600	512,460
Global Industries, Ltd.†	1,693	30,356
Helix Energy Solutions Group, Inc.†	181	7,537
Key Energy Services, Inc.†	482	9,360
Oceaneering International, Inc.†	1,269	97,776
Oil States International, Inc.†	756	47,961
SEACOR Holdings, Inc.†	59	5,281
Smith International, Inc.	10,724	891,593
Superior Energy Services, Inc.†	1,858	102,450
TETRA Technologies, Inc.†	8,917	211,422
Weatherford International, Ltd.†	12,400	614,916
		2,879,258
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	1,026	19,227
Paper & Related Products — 0.0%
Rayonier, Inc.	222	9,426
Patient Monitoring Equipment — 0.4%
Masimo Corp.†	4,800	164,880
Mindray Medical International, Ltd., Class A ADR	11,000	410,520
		575,400
Pharmacy Services — 0.4%
Express Scripts, Inc.†	10,244	642,504
Omnicare, Inc.	179	4,693
		647,197
Physical Therapy/Rehabilitation Centers — 0.4%
Psychiatric Solutions, Inc.†	14,800	560,032
Physicians Practice Management — 0.1%
Healthways, Inc.†	2,000	59,200
Pediatrix Medical Group, Inc.†	928	45,685
		104,885
Pipelines — 0.4%
El Paso Corp.	3,459	75,199
Williams Cos., Inc.	12,500	503,875
		579,074
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	562	22,407
Printing-Commercial — 0.1%
VistaPrint, Ltd.†	3,300	88,308
Private Corrections — 0.0%
Corrections Corp. of America†	2,550	70,048
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	927	41,743

Racetrack — 0.0%
Penn National Gaming, Inc.†	1,707	54,880
Radio — 0.1%
Sirius Satellite Radio, Inc.†	34,510	66,259
XM Satellite Radio Holdings, Inc., Class A†	6,927	54,308
		120,567
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	640	21,798
Camden Property Trust	774	34,257
Digital Realty Trust, Inc.	1,034	42,301
Essex Property Trust, Inc.	127	13,526
Federal Realty Investment Trust	398	27,462
General Growth Properties, Inc.	2,751	96,368
HCP, Inc.	638	20,295
Health Care REIT, Inc.	234	10,413
Kilroy Realty Corp.	67	3,151
Nationwide Health Properties, Inc.	204	6,424
Taubman Centers, Inc.	1,216	59,158
The Macerich Co.	1,720	106,864
Ventas, Inc.	525	22,349
		464,366
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	1,375	26,400
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A	1,708	55,032
The St. Joe Co.	1,788	61,364
		116,396
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	408	3,917
Research & Development — 0.8%
Pharmaceutical Product Development, Inc.	27,359	1,173,701
Respiratory Products — 0.1%
ResMed, Inc.†	5,378	192,210
Retail-Apparel/Shoe — 1.4%
Abercrombie & Fitch Co., Class A	1,990	124,733
Aeropostale, Inc.†	17,400	545,142
American Eagle Outfitters, Inc.	2,785	37,960
AnnTaylor Stores Corp.†	3,701	88,676
Guess ?, Inc.	1,388	51,981
Hanesbrands, Inc.†	2,165	58,758
Limited Brands, Inc.	4,288	72,253
Men’s Wearhouse, Inc.	17,550	285,890
Nordstrom, Inc.	4,189	126,927
Phillips-Van Heusen Corp.	1,036	37,938
Ross Stores, Inc.	10,768	382,479
The Gap, Inc.	5,535	92,268
Urban Outfitters, Inc.†	6,513	203,140
		2,108,145
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	4,693	182,229
AutoZone, Inc.†	947	114,597
O’Reilly Automotive, Inc.†	4,091	91,434
		388,260
Retail-Automobile — 0.1%
CarMax, Inc.†	5,033	71,418
Copart, Inc.†	1,541	65,986
		137,404
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	12,705	357,010
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	1,019	44,948
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	3,758	151,823
Retail-Discount — 0.7%
Big Lots, Inc.†	27,173	848,885
Dollar Tree, Inc.†	2,071	67,701
Family Dollar Stores, Inc.	5,151	102,711
		1,019,297
Retail-Gardening Products — 0.0%
Tractor Supply Co.†	2,200	63,888
Retail-Jewelry — 0.2%
Tiffany & Co.	9,002	366,831
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	5,129	101,759
Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	19,175	603,437
Retail-Office Supplies — 0.1%
Staples, Inc.	7,200	171,000
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	7,331	146,253
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	5,418	216,937
Retail-Restaurants — 1.6%
Brinker International, Inc.	2,331	44,056
Burger King Holdings, Inc.	22,346	598,649
Chipotle Mexican Grill, Inc., Class A†	759	62,709
Chipotle Mexican Grill, Inc., Class B†	1,100	82,896
Darden Restaurants, Inc.	3,223	102,943
Panera Bread Co., Class A†	2,711	125,411
Starbucks Corp.†	22,856	359,753
Tim Hortons, Inc.	9,351	268,280
Wendy’s International, Inc.	1,810	49,268
Yum! Brands, Inc.	23,004	807,210
		2,501,175
Retail-Sporting Goods — 0.8%
Dick’s Sporting Goods, Inc.†	60,944	1,081,147
Zumiez, Inc.†	13,000	215,540
		1,296,687
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	3,560	63,475
Satellite Telecom — 0.0%
EchoStar Corp.†	69	2,154

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	181	6,808
Hudson City Bancorp, Inc.	4,146	69,155
		75,963
Schools — 0.9%
Apollo Group, Inc., Class A†	8,434	373,289
DeVry, Inc.	4,410	236,464
ITT Educational Services, Inc.†	8,094	668,807
New Oriental Education & Technology Group, Inc. ADR†	1,600	93,472
Strayer Education, Inc.	327	68,366
		1,440,398
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	13,878	440,904
Atmel Corp.†	6,543	22,770
Cypress Semiconductor Corp.†	3,466	85,783
Integrated Device Technology, Inc.†	8,774	87,214
Linear Technology Corp.	12,907	420,381
Marvell Technology Group, Ltd.†	26,765	472,670
Maxim Integrated Products, Inc.	5,146	108,838
		1,638,560
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	5,464	222,439
Lam Research Corp.†	5,032	181,907
Novellus Systems, Inc.†	692	14,664
Teradyne, Inc.†	10,876	120,397
Varian Semiconductor Equipment Associates, Inc.†	4,507	156,934
		696,341
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,530	86,215
Specified Purpose Acquisitions — 0.4%
Liberty Acquisition Holdings Corp.†	61,900	649,950
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	436	45,470
Steel-Producers — 0.9%
AK Steel Holding Corp.	2,578	177,882
Carpenter Technology Corp.	6,473	282,547
Schnitzer Steel Industries, Inc., Class A	64	7,334
Steel Dynamics, Inc.	1,049	40,984
United States Steel Corp.	4,800	886,944
		1,395,691
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,327	137,945
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	17,504	405,568
JDS Uniphase Corp.†	11,671	132,582
		538,150
Telecom Services — 0.2%
Amdocs, Ltd.†	1,913	56,280
Clearwire Corp., Class A†	1,381	17,898
Embarq Corp.	1,708	80,737
NeuStar Inc., Class A†	6,085	131,193
		286,108
Telecommunication Equipment — 0.7%
CommScope, Inc.†	1,608	84,854
Harris Corp.	3,100	156,519
Nice Systems, Ltd. ADR†	27,777	821,366
		1,062,739
Telephone-Integrated — 0.2%
Citizens Communications Co.	1,657	18,790
Level 3 Communications, Inc.†	35,721	105,377
Qwest Communications International, Inc.	17,205	67,616
Telephone and Data Systems, Inc.	1,017	48,074
Windstream Corp.	5,127	63,267
		303,124
Television — 0.3%
Central European Media Enterprises, Ltd., Class A†	2,529	228,950
CTC Media, Inc.†	6,612	163,052
DISH Network Corp., Class A†	4,695	137,470
		529,472
Therapeutics — 1.1%
Amylin Pharmaceuticals, Inc.†	22,355	567,593
BioMarin Pharmaceuticals, Inc.†	4,868	141,075
ImClone Systems, Inc.†	9,119	368,955
Onyx Pharmaceuticals, Inc.†	11,600	412,960
Theravance, Inc.†	4,500	53,415
Warner Chilcott, Ltd., Class A†	8,213	139,210
		1,683,208
Tobacco — 0.1%
Lorillard, Inc.†	2,098	145,098
Toys — 0.3%
Hasbro, Inc.	1,189	42,471
Marvel Entertainment, Inc.†	8,539	274,444
Mattel, Inc.	4,900	83,888
		400,803
Transport-Equipment & Leasing — 0.0%
GATX Corp.	119	5,275
Transport-Marine — 0.1%
Frontline, Ltd.	1,121	78,223
Kirby Corp.†	1,241	59,568
Tidewater, Inc.	63	4,097
		141,888
Transport-Rail — 0.0%
Kansas City Southern†	1,467	64,533
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	9,925	544,287
Expeditors International of Washington, Inc.	13,009	559,387
Ryder System, Inc.	435	29,963
UTI Worldwide, Inc.	7,071	141,066
		1,274,703
Transport-Truck — 0.3%
Con-way, Inc.	172	8,129
J.B. Hunt Transport Services, Inc.	1,877	62,466
Landstar System, Inc.	7,814	431,489
		502,084

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,942	53,949
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	1,499	58,086
NBTY, Inc.†	602	19,300
		77,386
Water Treatment Systems — 0.0%
Nalco Holding Co.	3,014	63,746
Web Hosting/Design — 1.1%
Equinix, Inc.†	18,153	1,619,611
Web Portals/ISP — 0.5%
Netease.com, Inc. ADR†	24,300	529,497
SINA Corp.†	3,300	140,415
Sohu.com, Inc.†	652	45,927
		715,839
Wire & Cable Products — 0.1%
General Cable Corp.†	2,714	165,147
Wireless Equipment — 0.8%
American Tower Corp., Class A†	17,728	749,008
Crown Castle International Corp.†	1,346	52,131
SBA Communications Corp., Class A†	11,201	403,348
		1,204,487
X-Ray Equipment — 0.5%
Hologic, Inc.†	35,196	767,273
Total Common Stock (cost $138,604,053)		152,095,006

EXCHANGE TRADED FUNDS — 1.0%
Index Fund — 1.0%
iShares Russell Midcap Growth Index Fund	5,900	624,692
Oil Service HOLDRs Trust	4,400	976,844
Total Exchange Traded Funds (cost $1,166,521)		1,601,536
Total Long-Term Investment Securities (cost $139,770,574)		153,696,542

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.1%
T. Rowe Price Investment Fund	45,707	45,707

U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 2.00% due 07/01/08	$500,000	500,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.58% due 09/11/08(1)	60,000	59,798
Total Short-Term Investment Securities (cost $605,478)		605,505

REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.25%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $223,002 and collateralized by $225,000 of United States Treasury Bills, bearing interest at 4.13% due 08/15/08 and having an approximate value of $228,735	223,000	223,000
UBS Securities LLC Joint Repurchase Agreement(2)	1,445,000	1,445,000
Total Repurchase Agreements (cost $1,668,000)		1,668,000
TOTAL INVESTMENTS (cost $142,044,052)(3)	101.1%	155,970,047
Liabilities in excess of other assets	(1.1)	(1,688,872)
NET ASSETS	100.0%	$154,281,175

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements
(3)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depository Receipt
NY SHRS	- New York Shares

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2008	Unrealized Appreciation (Depreciation)
2 Long	S&P Midcap 400 Index	September 2008	$873,200	$821,200	$(52,000)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 97.0%
Advertising Agencies — 0.9%
Interpublic Group of Cos., Inc.†	211,852	$1,821,927
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc.,
Class A†	296	5,278
Advertising Services — 0.1%
Getty Images, Inc.†	1,669	56,629
R.H. Donnelley Corp.†	73,900	221,700
		278,329
Aerospace/Defense — 0.1%
Rockwell Collins, Inc.	3,637	174,431
Spirit Aerosystems Holdings, Inc., Class A†	3,468	66,516
		240,947
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.†	4,347	442,003
BE Aerospace, Inc.†	216	5,031
DRS Technologies, Inc.	1,373	108,082
		555,116
Agricultural Chemicals — 0.7%
CF Industries Holdings, Inc.	5,220	797,616
Intrepid Potash, Inc.†	496	32,627
Monsanto Co.	2,000	252,880
The Mosaic Co.†	2,500	361,750
		1,444,873
Agricultural Operations — 0.2%
Bunge, Ltd.	4,027	433,668
Airlines — 0.2%
AMR Corp.†	4,108	21,033
Continental Airlines, Inc., Class B†	3,273	33,090
Copa Holdings SA Class A	264	7,434
Delta Air Lines, Inc.†	4,817	27,457
Northwest Airlines Corp.†	8,081	53,819
Southwest Airlines Co.	24,245	316,155
		458,988
Apparel Manufacturers — 0.1%
VF Corp.	2,893	205,924
Appliances — 0.1%
Whirlpool Corp.	2,489	153,646
Applications Software — 0.0%
Compuware Corp.†	3,580	34,153
Audio/Video Products — 0.0%
Harman International Industries, Inc.	490	20,281
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.†	71,833	345,517
General Motors Corp.	16,151	185,736
		531,253
Auto-Heavy Duty Trucks — 0.0%
Oshkosh Corp.	748	15,476
Auto/Truck Parts & Equipment-Original — 0.8%
ArvinMeritor, Inc.	29,100	363,168
Autoliv, Inc.	2,407	112,214
BorgWarner, Inc.	10,579	469,496
Federal-Mogul Corp., Class A†	753	12,146
Johnson Controls, Inc.	17,543	503,133
Tenneco, Inc.†	8,124	109,918
TRW Automotive Holdings Corp.†	1,663	30,716
		1,600,791
Banks-Commercial — 1.8%
Associated Banc-Corp.	4,221	81,423
BancorpSouth, Inc.	2,729	47,730
Bank of Hawaii Corp.	1,588	75,906
BOK Financial Corp.	737	39,393
City National Corp.	1,327	55,827
Commerce Bancshares, Inc.	14,853	589,070
Cullen/Frost Bankers, Inc.	1,948	97,108
First Citizens BancShares, Inc., Class A	200	27,898
First Horizon National Corp.	6,486	48,191
Fulton Financial Corp.	5,765	57,938
M&T Bank Corp.	11,430	806,272
Marshall & Ilsley Corp.	8,588	131,654
Popular, Inc.	9,311	61,359
Regions Financial Corp.	23,021	251,159
Synovus Financial Corp.	52,661	459,731
TCF Financial Corp.	4,191	50,418
UnionBanCal Corp.	1,577	63,742
Valley National Bancorp	4,434	69,924
Webster Financial Corp.	17,721	329,611
Whitney Holding Corp.	2,125	38,888
Zions Bancorp.	6,164	194,104
		3,577,346
Banks-Fiduciary — 0.4%
Northern Trust Corp.	11,402	781,835
Wilmington Trust Corp.	2,230	58,961
		840,796
Banks-Super Regional — 0.6%
Comerica, Inc.	17,916	459,187
Fifth Third Bancorp.	21,549	219,369
Huntington Bancshares, Inc.	33,244	191,818
KeyCorp.	22,411	246,073
National City Corp.	25,198	120,194
		1,236,641
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,425	177,243
Beverages-Non-alcoholic — 0.9%
Coca-Cola Enterprises, Inc.	78,594	1,359,676
Dr. Pepper Snapple Group, Inc.†	8,399	176,211
Pepsi Bottling Group, Inc.	4,545	126,896
PepsiAmericas, Inc.	1,924	38,057
		1,700,840
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	720	54,410
Constellation Brands, Inc., Class A†	6,129	121,722
		176,132
Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,828	207,975
Broadcast Services/Program — 0.2%
Discovery Holding Co., Class A†	9,318	204,624
Liberty Global, Inc., Class A†	5,696	179,025
Liberty Media Corp., Class A†	4,280	61,632
		445,281

Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	668	19,519
Owens Corning, Inc.†	14,626	332,741
USG Corp.†	1,001	29,600
		381,860
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	6,369	184,446
Building Products-Cement — 0.0%
Eagle Materials, Inc.	157	3,977
Martin Marietta Materials, Inc.	101	10,462
		14,439
Building Products-Wood — 0.1%
Masco Corp.	11,984	188,508
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co., NV NY SHR	4,417	175,885
Building-MobileHome/Manufactured Housing — 0.0%
Thor Industries, Inc.	828	17,603
Building-Residential/Commercial — 0.5%
Centex Corp.	4,093	54,723
D.R. Horton, Inc.	10,466	113,556
KB Home	2,502	42,359
Lennar Corp., Class A	4,517	55,740
M. D. C Holdings, Inc.	7,975	311,504
NVR, Inc.†	657	328,553
Pulte Homes, Inc.	5,396	51,963
Toll Brothers, Inc.†	4,317	80,857
		1,039,255
Cable TV — 0.7%
Cablevision Systems Corp., Class A†	47,966	1,084,031
Charter Communications, Inc., Class A†	181,815	190,906
		1,274,937
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,655	20,787
MGM Mirage, Inc.†	242	8,201
		28,988
Cellular Telecom — 0.0%
Leap Wireless International, Inc.†	1,591	68,684
TeleCorp PCS, Inc.(3)	310	0
US Cellular Corp.†	324	18,322
		87,006
Chemicals-Diversified — 0.6%
Celanese Corp., Class A	15,874	724,807
FMC Corp.	1,520	117,709
Huntsman Corp.	4,795	54,663
PPG Industries, Inc.	4,839	277,613
Rohm & Haas Co.	680	31,579
		1,206,371
Chemicals-Specialty — 1.8%
Albemarle Corp.	27,654	1,103,671
Ashland, Inc.	2,085	100,497
Cabot Corp.	2,135	51,902
Chemtura Corp.	83,974	490,408
Cytec Industries, Inc.	1,578	86,096
Eastman Chemical Co.	20,326	1,399,648
Lubrizol Corp.	2,257	104,567
Sigma-Aldrich Corp.	2,020	108,797
Valhi, Inc.	121	3,297
		3,448,883
Coatings/Paint — 0.3%
RPM International, Inc.	4,040	83,224
Valspar Corp.	22,119	418,270
		501,494
Commercial Services — 1.1%
Arbitron, Inc.	16,400	779,000
Convergys Corp.†	4,094	60,837
Iron Mountain, Inc.†	44,130	1,171,651
Quanta Services, Inc.†	1,263	42,020
Weight Watchers International, Inc.	178	6,339
		2,059,847
Commercial Services-Finance — 0.6%
Equifax, Inc.	2,004	67,374
H&R Block, Inc.	39,992	855,829
Moody’s Corp.	6,527	224,790
		1,147,993
Computer Aided Design — 0.1%
Autodesk, Inc.†	8,180	276,566
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	2,150	115,003
Computer Sciences Corp.†	5,008	234,575
DST Systems, Inc.†	277	15,249
Electronic Data Systems Corp.	17,626	434,305
Unisys Corp.†	5,300	20,935
		820,067
Computers — 0.1%
Sun Microsystems, Inc.†	25,903	281,825
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	10,704	88,201
Diebold, Inc.	358	12,738
NCR Corp.†	549	13,835
Teradata Corp.†	3,037	70,276
		185,050
Computers-Memory Devices — 0.7%
SanDisk Corp.†	5,979	111,807
Seagate Technology	70,354	1,345,872
		1,457,679
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	3,154	105,438
Consulting Services — 0.0%
Genpact, Ltd.†	107	1,596
Consumer Products-Misc. — 1.5%
Clorox Co.	23,691	1,236,670
Fortune Brands, Inc.	26,796	1,672,338
Jarden Corp.†	2,252	41,077
Scotts Miracle-Gro Co., Class A	304	5,341
		2,955,426

Containers-Metal/Glass — 0.8%
Ball Corp.	29,254	1,396,586
Owens-Illinois, Inc.†	3,944	164,425
		1,561,011
Containers-Paper/Plastic — 0.8%
Bemis Co., Inc.	3,302	74,031
Packaging Corp. of America	2,638	56,743
Pactiv Corp.†	55,533	1,178,966
Sealed Air Corp.	5,306	100,867
Sonoco Products Co.	3,297	102,042
		1,512,649
Cosmetics & Toiletries — 0.0%
Alberto-Culver Co.	2,528	66,411
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	4,569	102,665
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	540	47,326
Fidelity National Information Services, Inc.	4,997	184,439
		231,765
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc.†	1,270	42,126
Dialysis Centers — 0.0%
DaVita, Inc.†	583	30,975
Distribution/Wholesale — 0.9%
Genuine Parts Co.	29,328	1,163,735
Ingram Micro, Inc., Class A†	5,571	98,885
Tech Data Corp.†	1,503	50,937
WESCO International, Inc.†	373	14,935
WW Grainger, Inc.	6,400	523,520
		1,852,012
Diversified Manufacturing Operations — 1.7%
Carlisle Cos., Inc.	1,801	52,229
Cooper Industries, Ltd., Class A	9,854	389,233
Crane Co.	1,680	64,730
Dover Corp.	784	37,922
Eaton Corp.	9,946	845,112
Ingersoll-Rand Co., Ltd., Class A	12,595	471,431
ITT, Inc.	1,457	92,272
Leggett & Platt, Inc.	5,511	92,419
Parker Hannifin Corp.	8,260	589,103
Pentair, Inc.	12,783	447,661
Teleflex, Inc.	1,312	72,934
Trinity Industries, Inc.	2,682	93,039
		3,248,085
Diversified Operations — 0.1%
Leucadia National Corp.	5,883	276,148
Drug Delivery Systems — 0.1%
Hospira, Inc.†	4,512	180,976
E-Commerce/Services — 0.3%
Expedia, Inc.†	6,876	126,381
IAC/InterActive Corp.†	5,318	102,531
Liberty Media Corp., Series A†	19,676	290,418
		519,330
Electric Products-Misc. — 0.0%
Molex, Inc.	3,218	78,551
Electric-Integrated — 10.1%
Alliant Energy Corp.	3,659	125,357
Ameren Corp.	42,241	1,783,837
American Electric Power Co., Inc.	30,005	1,207,101
CenterPoint Energy, Inc.	3,992	64,072
CMS Energy Corp.	118,715	1,768,854
Consolidated Edison, Inc.	9,033	353,100
Constellation Energy Group, Inc.	4,141	339,976
DPL, Inc.	50,743	1,338,600
DTE Energy Co.	5,406	229,431
Edison International	35,267	1,812,019
Energy East Corp.	5,245	129,656
Entergy Corp.	14,364	1,730,575
FirstEnergy Corp.	15,077	1,241,289
Great Plains Energy, Inc.	2,862	72,351
Hawaiian Electric Industries, Inc.	2,786	68,898
Integrys Energy Group, Inc.	2,532	128,702
MDU Resources Group, Inc.	6,059	211,217
Northeast Utilities	65,550	1,673,492
NSTAR	3,539	119,689
OGE Energy Corp.	3,047	96,620
Pepco Holdings, Inc.	6,673	171,162
PG&E Corp.	33,370	1,324,455
Pinnacle West Capital Corp.	3,334	102,587
PPL Corp.	39,963	2,088,866
Progress Energy, Inc.	8,658	362,164
Puget Energy, Inc.	4,297	103,085
SCANA Corp.	3,865	143,005
Sierra Pacific Resources	5,705	72,511
TECO Energy, Inc.	6,983	150,065
Wisconsin Energy Corp.	12,197	551,548
Xcel Energy, Inc.	14,276	286,519
		19,850,803
Electronic Components-Misc. — 0.1%
AVX Corp.	1,502	16,988
Jabil Circuit, Inc.	3,590	58,912
Vishay Intertechnology, Inc.†	6,174	54,763
		130,663
Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc.†	17,586	102,526
Cree, Inc.†	1,744	39,781
Fairchild Semiconductor International, Inc.†	4,128	48,421
International Rectifier Corp.†	1,874	35,981
Intersil Corp., Class A	2,703	65,737
LSI Logic Corp.†	5,111	31,382
Micron Technology, Inc.†	22,058	132,348
QLogic Corp.†	4,392	64,079
		520,255
Electronic Connectors — 0.9%
Amphenol Corp., Class A	35,818	1,607,512
Thomas & Betts Corp.†	1,926	72,899
		1,680,411

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	8,544	86,295
Synopsys, Inc.†	4,697	112,305
		198,600
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,789	116,398
Avnet, Inc.†	2,800	76,384
		192,782
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	914	83,055
Engineering/R&D Services — 0.6%
Aecom Technology Corp.†	352	11,451
KBR, Inc.	24,996	872,610
SAIC, Inc.†	5,082	105,757
URS Corp.†	2,293	96,237
		1,086,055
Engines-Internal Combustion — 0.4%
Cummins, Inc.	12,100	792,792
Enterprise Software/Service — 0.5%
CA, Inc.	6,859	158,375
Novell, Inc.†	6,417	37,796
Sybase, Inc.†	27,210	800,518
		996,689
Entertainment Software — 0.3%
Activision, Inc.	16,189	551,559
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	3,817	32,903
Finance-Commercial — 0.2%
CapitalSource, Inc.	5,310	58,835
CIT Group, Inc.	34,061	231,955
		290,790
Finance-Consumer Loans — 0.3%
SLM Corp.†	29,526	571,328
Student Loan Corp.	131	12,849
		584,177
Finance-Credit Card — 0.1%
Discover Financial Services	15,881	209,153
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	11,466	36,003
Investment Technology Group, Inc.†	123	4,116
Jefferies Group, Inc.	4,169	70,122
Lazard, Ltd., Class A	5,527	188,747
MF Global, Ltd.†	1,739	10,973
Raymond James Financial, Inc.	3,166	83,551
		393,512
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp.†	19,328	82,144
Finance-Other Services — 0.0%
The Nasdaq Stock Market, Inc.†	2,038	54,109
Financial Guarantee Insurance — 0.0%
MBIA, Inc.	7,083	31,094
MGIC Investment Corp.	4,144	25,320
		56,414
Food-Canned — 0.0%
Del Monte Foods Co.	6,536	46,406
Food-Confectionery — 0.1%
The Hershey Co.	2,526	82,802
The J.M. Smucker Co.	1,842	74,859
		157,661
Food-Dairy Products — 0.3%
Dean Foods Co.†	33,199	651,364
Food-Meat Products — 0.5%
Hormel Foods Corp.	2,355	81,507
Smithfield Foods, Inc.†	41,265	820,348
Tyson Foods, Inc., Class A	8,221	122,822
		1,024,677
Food-Misc. — 1.3%
Campbell Soup Co.	14,185	474,630
ConAgra Foods, Inc.	46,223	891,180
Corn Products International, Inc.	2,456	120,614
General Mills, Inc.	6,756	410,562
H.J. Heinz Co.	4,647	222,359
McCormick & Co., Inc.	2,334	83,230
Sara Lee Corp.	23,402	286,674
		2,489,249
Food-Retail — 2.0%
Safeway, Inc.	60,404	1,724,534
SUPERVALU, Inc.	39,873	1,231,677
The Kroger Co.	33,900	978,693
		3,934,904
Forestry — 0.3%
Plum Creek Timber Co., Inc.	3,821	163,195
Weyerhaeuser Co.	7,000	357,980
		521,175
Funeral Services & Related Items — 0.0%
Service Corp. International	8,652	85,309
Gas-Distribution — 1.8%
AGL Resources, Inc.	2,536	87,695
Atmos Energy Corp.	2,988	82,379
Energen Corp.	1,927	150,364
NiSource, Inc.	104,285	1,868,787
Sempra Energy	15,032	848,556
Southern Union Co.	3,694	99,812
Southwest Gas Corp.	9,700	288,381
UGI Corp.	3,543	101,720
Vectren Corp.	2,530	78,961
		3,606,655
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	52,786	886,277
Hospital Beds/Equipment — 0.3%
Hill-Rom Holdings, Inc.	1,785	48,159
Kinetic Concepts, Inc.†	14,400	574,704
		622,863

Hotels/Motels — 0.1%
Choice Hotels International, Inc.	661	17,516
Orient-Express Hotels, Ltd., Class A	195	8,471
Wyndham Worldwide Corp.	5,860	104,953
		130,940
Human Resources — 0.2%
Manpower, Inc.	2,430	141,523
Monster Worldwide, Inc.†	13,646	281,244
		422,767
Independent Power Producers — 0.4%
Dynegy, Inc., Class A†	16,406	140,271
Mirant Corp.†	2,470	96,700
NRG Energy, Inc.†	4,870	208,923
Reliant Energy, Inc.†	11,465	243,861
		689,755
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	24,177	673,329
Insurance Brokers — 0.9%
AON Corp.	9,898	454,714
Arthur J. Gallagher & Co.	3,075	74,108
Brown & Brown, Inc.	2,921	50,796
Erie Indemnity Co., Class A	974	44,950
Marsh & McLennan Cos., Inc.	16,950	450,023
Willis Group Holdings, Ltd.	20,366	638,881
		1,713,472
Insurance-Life/Health — 2.0%
Conseco, Inc.†	92,718	919,763
Lincoln National Corp.	17,892	810,865
Nationwide Financial Services, Inc., Class A	1,529	73,407
Principal Financial Group, Inc.	15,808	663,462
Protective Life Corp.	2,313	88,010
Reinsurance Group of America, Inc.	984	42,824
StanCorp Financial Group, Inc.	1,622	76,169
Torchmark Corp.	9,065	531,662
Unum Group	36,523	746,895
		3,953,057
Insurance-Multi-line — 1.7%
ACE, Ltd.	14,800	815,332
American Financial Group, Inc.	2,607	69,737
American National Insurance Co.	521	51,068
Assurant, Inc.	12,811	845,014
Cincinnati Financial Corp.	4,828	122,631
CNA Financial Corp.	909	22,861
Genworth Financial, Inc., Class A	46,462	827,488
Hanover Insurance Group, Inc.	1,703	72,378
HCC Insurance Holdings, Inc.	3,820	80,755
Old Republic International Corp.	7,638	90,434
Unitrin, Inc.	1,364	37,605
XL Capital, Ltd., Class A	12,592	258,892
		3,294,195
Insurance-Property/Casualty — 1.2%
Alleghany Corp.†	169	56,116
Arch Capital Group, Ltd.†	1,624	107,704
Fidelity National Financial, Inc., Class A	7,087	89,296
First American Corp.	3,065	80,916
Markel Corp.†	329	120,743
Mercury General Corp.	881	41,160
OneBeacon Insurance Group, Ltd.	801	14,074
Philadelphia Consolidated Holding Corp.†	14,220	483,053
SAFECO Corp.	2,980	200,137
The Progressive Corp.	22,448	420,227
W.R. Berkley Corp.	26,593	642,487
Wesco Financial Corp.	44	16,808
White Mountains Insurance Group, Ltd.	293	125,697
		2,398,418
Insurance-Reinsurance — 1.7%
Allied World Assurance Holdings, Ltd.	1,618	64,105
Axis Capital Holdings, Ltd.	3,780	112,682
Endurance Specialty Holdings, Ltd.	1,731	53,298
Everest Re Group, Ltd.	12,788	1,019,331
PartnerRe, Ltd.	24,310	1,680,550
RenaissanceRe Holdings, Ltd.	8,461	377,953
Transatlantic Holdings, Inc.	679	38,343
		3,346,262
Internet Content-Information/News — 0.0%
HLTH Corp.†	4,338	49,106
Internet Infrastructure Software — 0.0%
Openwave Systems, Inc.†	27,200	40,528
Internet Security — 0.9%
McAfee, Inc.†	52,644	1,791,475
Investment Companies — 0.1%
Allied Capital Corp.	5,622	78,089
American Capital Strategies, Ltd.	6,723	159,806
		237,895
Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	7,361	299,372
Invesco, Ltd.	41,557	996,537
Janus Capital Group, Inc.	378	10,005
Legg Mason, Inc.	23,831	1,038,317
		2,344,231
Linen Supply & Related Items — 0.1%
Cintas Corp.	4,364	115,690
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	2,008	65,360
Lincoln Electric Holdings, Inc.	450	35,415
		100,775
Machinery-Construction & Mining — 0.1%
Terex Corp.†	3,343	171,730
Machinery-Farming — 0.0%
AGCO Corp.†	833	43,658
Machinery-General Industrial — 0.1%
Gardner Denver, Inc.†	1,739	98,775
IDEX Corp.	303	11,163
		109,938
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	142	4,635
Machinery-Pumps — 0.1%
Flowserve Corp.	1,044	142,715

Medical Information Systems — 0.4%
IMS Health, Inc.	31,720	739,076
Medical Instruments — 0.3%
Beckman Coulter, Inc.	400	27,012
Edwards Lifesciences Corp.†	9,882	613,079
		640,091
Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	13,397	932,833
Quest Diagnostics, Inc.	938	45,465
		978,298
Medical Products — 0.5%
Covidien, Ltd.	17,600	842,864
Henry Schein, Inc.†	215	11,087
The Cooper Cos., Inc.	1,491	55,391
		909,342
Medical-Biomedical/Gene — 0.1%
Charles River Laboratories International, Inc.†	1,233	78,813
Invitrogen Corp.†	2,034	79,855
		158,668
Medical-Drugs — 1.0%
App Pharmaceuticals, Inc.†	92	1,538
Endo Pharmaceuticals Holdings, Inc.†	370	8,950
Forest Laboratories, Inc.†	9,219	320,268
King Pharmaceuticals, Inc.†	157,971	1,653,957
		1,984,713
Medical-Generic Drugs — 1.0%
Barr Pharmaceuticals, Inc.†	2,521	113,647
Mylan, Inc.†	154,531	1,865,189
Watson Pharmaceuticals, Inc.†	1,751	47,575
		2,026,411
Medical-HMO — 0.4%
CIGNA Corp.	8,011	283,509
Coventry Health Care, Inc.†	7,589	230,858
Health Net, Inc.†	7,218	173,665
Humana, Inc.†	2,422	96,323
		784,355
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	2,471	81,494
Health Management Assoc., Inc.†	2,724	17,733
LifePoint Hospitals, Inc.†	1,796	50,827
Tenet Healthcare Corp.†	6,890	38,308
Universal Health Services, Inc., Class B	1,564	98,876
		287,238
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.†	216	6,134
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	4,684	187,313
Metal Processors & Fabrication — 0.8%
Commercial Metals Co.	3,781	142,544
Timken Co.	40,197	1,324,089
		1,466,633
Metal-Aluminum — 0.0%
Century Aluminum Co.†	491	32,647
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,834	76,936
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	878	31,836
Multimedia — 0.2%
Meredith Corp.	1,306	36,947
The E.W. Scripps Co., Class A	2,877	119,511
The McGraw-Hill Cos., Inc.	5,344	214,401
		370,859
Music — 0.0%
Warner Music Group Corp.	1,386	9,896
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	2,315	32,387
Non-Hazardous Waste Disposal — 1.1%
Allied Waste Industries, Inc.†	168,348	2,124,552
Republic Services, Inc.	380	11,286
		2,135,838
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	660	22,506
Xerox Corp.	29,791	403,966
		426,472
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	2,054	20,602
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,528	154,985
Oil & Gas Drilling — 1.0%
ENSCO International, Inc.	320	25,837
Helmerich & Payne, Inc.	3,457	248,973
Nabors Industries, Ltd.†	8,012	394,431
Patterson-UTI Energy, Inc.	1,955	70,458
Pride International, Inc.†	1,573	74,387
Rowan Cos., Inc.	2,425	113,369
Transocean, Inc.†	6,030	918,912
Unit Corp.†	370	30,699
		1,877,066
Oil Companies-Exploration & Production — 6.6%
Cabot Oil & Gas Corp.	1,772	120,018
Cimarex Energy Co.	2,745	191,244
Denbury Resources, Inc.†	22,280	813,220
Encore Acquisition Co.†	1,321	99,326
EOG Resources, Inc.	19,010	2,494,112
Equitable Resources, Inc.	16,001	1,105,029
EXCO Resources, Inc.†	29,590	1,092,167
Forest Oil Corp.†	2,941	219,104
Mariner Energy, Inc.†	785	29,021
Newfield Exploration Co.†	15,745	1,027,361
Noble Energy, Inc.	5,341	537,091
PetroHawk Energy Corp.†	412	19,080
Petroleum Development Corp.†	4,250	282,582
Pioneer Natural Resources Co.	3,961	310,067
Plains Exploration & Production Co.†	313	22,840
Questar Corp.	3,566	253,329
Range Resources Corp.	46,269	3,032,470
St. Mary Land & Exploration Co.	1,197	77,374

Whiting Petroleum Corp.†	11,320	1,200,826
		12,926,261
Oil Companies-Integrated — 0.8%
Hess Corp.	11,624	1,466,833
Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	12,810	807,030
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,572	63,965
Tesoro Corp.	3,235	63,956
		127,921
Oil-Field Services — 2.0%
BJ Services Co.	9,737	311,000
Exterran Holdings, Inc.†	2,175	155,491
Global Industries, Ltd.†	1,383	24,797
Halliburton Co.	26,561	1,409,592
Helix Energy Solutions Group, Inc.†	2,776	115,593
Hercules Offshore, Inc.†	2,944	111,931
Key Energy Services, Inc.†	3,458	67,154
Oil States International, Inc.†	553	35,082
SEACOR Holdings, Inc.†	643	57,555
Smith International, Inc.	10,629	883,695
W-H Energy Services, Inc.†	8,157	780,951
		3,952,841
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	236	4,423
Paper & Related Products — 0.9%
AbitibiBowater, Inc.	49,668	463,403
Domtar Corp.†	16,266	88,650
International Paper Co.	14,169	330,138
MeadWestvaco Corp.	31,456	749,911
Rayonier, Inc.	2,279	96,766
Smurfit-Stone Container Corp.†	8,477	34,501
Temple-Inland, Inc.	3,519	39,659
		1,803,028
Pharmacy Services — 0.0%
Omnicare, Inc.	3,273	85,818
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	9,549	137,792
Physical Therapy/Rehabilation Centers — 0.3%
Healthsouth Corp.†	33,700	560,431
Physicians Practice Management — 0.0%
Pediatrix Medical Group, Inc.†	227	11,175
Pipelines — 0.7%
El Paso Corp.	18,290	397,625
National Fuel Gas Co.	2,692	160,120
ONEOK, Inc.	3,455	168,708
Spectra Energy Corp.	20,972	602,735
		1,329,188
Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	15,347	611,885
Printing-Commercial — 0.9%
R.R. Donnelley & Sons Co.	56,538	1,678,613
Private Corrections — 0.0%
Corrections Corp. of America†	472	12,966
Publishing-Newspapers — 0.4%
Gannett Co., Inc.	25,477	552,086
The New York Times Co., Class A	4,764	73,318
The Washington Post Co., Class B	204	119,728
		745,132
Publishing-Periodicals — 0.1%
Idearc, Inc.	84,300	198,105
Quarrying — 0.1%
Vulcan Materials Co.	3,626	216,762
Racetrack — 0.0%
International Speedway Corp., Class A	1,074	41,918
Radio — 0.0%
XM Satellite Radio Holdings, Inc., Class A†	614	4,814
Real Estate Investment Trusts — 4.7%
Alexandria Real Estate Equities, Inc.	1,063	103,472
AMB Property Corp.	3,246	163,533
Annaly Capital Management, Inc.	85,346	1,323,716
Apartment Investment & Management Co., Class A	26,230	893,394
AvalonBay Communities, Inc.	2,550	227,358
Boston Properties, Inc.	3,966	357,813
Brandywine Realty Trust	2,903	45,751
BRE Properties, Inc., Class A	1,595	69,032
Camden Property Trust	7,554	334,340
CBL & Associates Properties, Inc.	2,197	50,179
DCT Industrial Trust, Inc.	26,360	218,261
Developers Diversified Realty Corp.	3,969	137,764
Digital Realty Trust, Inc.	701	28,678
Douglas Emmett, Inc.	4,018	88,275
Duke Realty Corp.	4,860	109,107
Equity Residential	8,963	343,014
Essex Property Trust, Inc.	662	70,503
Federal Realty Investment Trust	1,375	94,875
General Growth Properties, Inc.	3,555	124,532
HCP, Inc.	6,864	218,344
Health Care REIT, Inc.	2,639	117,435
Hospitality Properties Trust	3,113	76,144
Host Hotels & Resorts, Inc.	17,303	236,186
HRPT Properties Trust	7,470	50,572
iStar Financial, Inc.	4,453	58,824
Kilroy Realty Corp.	988	46,466
Kimco Realty Corp.	7,145	246,645
Liberty Property Trust	3,072	101,837
Mack-Cali Realty Corp.	2,176	74,354
Nationwide Health Properties, Inc.	2,899	91,290
Pennsylvania Real Estate Investment Trust	13,706	317,157
ProLogis	8,686	472,084
Public Storage, Inc.	4,192	338,672
Regency Centers Corp.	2,317	136,981
SL Green Realty Corp.	1,934	159,980

UDR, Inc.	4,249	95,093
Ventas, Inc.	3,589	152,784
Vornado Realty Trust	15,481	1,362,328
Weingarten Realty Investors, Inc.	2,464	74,708
		9,211,481
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	3,708	71,194
Jones Lang LaSalle, Inc.	1,055	63,500
		134,694
Real Estate Operations & Development — 0.0%
The St. Joe Co.	490	16,817
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	3,350	28,040
Hertz Global Holdings, Inc.†	10,103	96,989
United Rentals, Inc.†	2,863	56,143
		181,172
Retail-Apparel/Shoe — 0.8%
American Eagle Outfitters, Inc.	1,726	23,525
AnnTaylor Stores Corp.†	1,234	29,567
Foot Locker, Inc.	57,828	719,959
Jones Apparel Group, Inc.	2,869	39,449
Limited Brands, Inc.	3,265	55,015
Liz Claiborne, Inc.	3,140	44,431
Nordstrom, Inc.	6,190	187,557
Phillips-Van Heusen Corp.	211	7,727
Ross Stores, Inc.	11,391	404,608
The Gap, Inc.	8,161	136,044
		1,647,882
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc.†	2,831	63,273
Retail-Automobile — 0.0%
AutoNation, Inc.†	3,810	38,176
Penske Auto Group, Inc.	1,349	19,885
		58,061
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,518	42,656
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	1,199	29,783
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	4,347	53,338
Retail-Discount — 0.1%
BJ’s Wholesale Club, Inc.†	1,979	76,587
Family Dollar Stores, Inc.	4,268	85,104
		161,691
Retail-Drug Store — 0.0%
Rite Aid Corp.†	16,841	26,777
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	2,663	52,834
Retail-Major Department Stores — 0.7%
J.C. Penney Co., Inc.	15,465	561,225
Saks, Inc.†	4,783	52,518
Sears Holdings Corp.†	1,955	144,005
TJX Cos., Inc.	17,680	556,390
		1,314,138
Retail-Office Supplies — 0.4%
Office Depot, Inc.†	9,049	98,996
OfficeMax, Inc.	55,015	764,709
		863,705
Retail-Regional Department Stores — 0.5%
Kohl’s Corp.†	2,436	97,537
Macy’s, Inc.	43,837	851,315
		948,852
Retail-Restaurants — 0.4%
Brinker International, Inc.	42,200	797,580
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	1,192	24,269
Rubber-Tires — 0.4%
The Goodyear Tire & Rubber Co.†	38,545	687,257
Satellite Telecom — 0.0%
EchoStar Corp.†	1,289	40,243
Savings & Loans/Thrifts — 0.8%
Astoria Financial Corp.	2,789	56,003
Capitol Federal Financial	468	17,602
Hudson City Bancorp, Inc.	44,827	747,714
New York Community Bancorp, Inc.	11,359	202,645
People’s United Financial, Inc.	11,463	178,823
Sovereign Bancorp, Inc.	14,701	108,199
TFS Financial Corp.	3,446	39,939
Washington Federal, Inc.	2,909	52,653
Washington Mutual, Inc.	34,883	171,973
		1,575,551
School — 0.0%
Career Education Corp.†	2,968	43,363
Semiconductor Components-Integrated Circuits — 0.1%
Atmel Corp.†	5,344	18,597
Integrated Device Technology, Inc.†	3,121	31,023
Marvell Technology Group, Ltd.†	4,100	72,406
		122,026
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	361	14,696
Lam Research Corp.†	352	12,725
Novellus Systems, Inc.†	2,313	49,013
Teradyne, Inc.†	2,120	23,468
Tessera Technologies, Inc.†	1,162	19,022
		118,924
Steel-Producers — 1.3%
Carpenter Technology Corp.	1,479	64,558
Reliance Steel & Aluminum Co.	2,078	160,193
Schnitzer Steel Industries, Inc, Class A.	623	71,396
Steel Dynamics, Inc.	4,041	157,882
United States Steel Corp.	11,010	2,034,428
		2,488,457

Telecom Equipment-Fiber Optics — 0.9%
JDS Uniphase Corp.†	161,216	1,831,414
Telecom Services — 1.9%
Amdocs, Ltd.†	3,756	110,502
Clearwire Corp. Class A†	238	3,085
Embarq Corp.	73,757	3,486,493
Virgin Media, Inc.	9,740	132,561
		3,732,641
Telecommunication Equipment — 1.5%
ADC Telecommunications, Inc.†	68,199	1,007,299
CommScope, Inc.†	21,780	1,149,331
Tellabs, Inc.†	170,568	793,141
		2,949,771
Telephone-Integrated — 2.4%
CenturyTel, Inc.	35,294	1,256,113
Citizens Communications Co.	8,358	94,780
Qwest Communications International, Inc.	437,166	1,718,062
Telephone and Data Systems, Inc.	1,981	93,642
Windstream Corp.	122,540	1,512,144
		4,674,741
Television — 0.6%
CBS Corp., Class B	19,541	380,854
DISH Network Corp. Class A†	23,820	697,450
Hearst-Argyle Television, Inc.	756	14,515
		1,092,819
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,849	118,521
Theater — 0.0%
Regal Entertainment Group, Class A	2,644	40,400
Therapeutics — 0.0%
ImClone Systems, Inc.†	819	33,137
Tobacco — 0.5%
Lorillard, Inc.†	6,610	457,147
Reynolds American, Inc.	4,276	199,561
UST, Inc.	4,898	267,480
		924,188
Tools-Hand Held — 0.8%
Black & Decker Corp.	2,025	116,458
Snap-on, Inc.	23,710	1,233,157
The Stanley Works	2,597	116,423
		1,466,038
Toys — 0.3%
Hasbro, Inc.	2,373	84,764
Mattel, Inc.	31,991	547,686
		632,450
Transport-Equipment & Leasng — 0.0%
GATX Corp.	1,349	59,801
Transport-Marine — 0.2%
Alexander & Baldwin, Inc.	1,368	62,312
Overseas Shipholding Group, Inc.	809	64,332
Teekay Corp.	1,399	63,207
Tidewater, Inc.	1,643	106,844
		296,695
Transport-Rail — 0.0%
Kansas City Southern†	467	20,543
Transport-Services — 0.3%
Ryder System, Inc.	7,793	536,782
UTI Worldwide, Inc.	317	6,324
		543,106
Transport-Truck — 0.2%
Con-way, Inc.	1,263	59,689
Landstar System, Inc.	4,377	241,698
		301,387
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	7,480	289,850
NBTY, Inc.†	895	28,694
		318,544
Water — 0.1%
American Water Works Co.†	2,094	46,445
Aqua America, Inc.	4,428	70,715
		117,160
Water Treatment Systems — 0.0%
Nalco Holding Co.	342	7,233
Wire & Cable Products — 0.2%
General Cable Corp.†	7,530	458,201
Wireless Equipment — 0.2%
Crown Castle International Corp.†	7,421	287,415
X-Ray Equipment — 0.1%
Hologic, Inc.†	4,239	92,410
Total Common Stock (cost $208,089,490)		190,058,918

EXCHANGE TRADED FUNDS — 0.6%
Index Fund — 0.6%
iShares Russell Midcap Value Index Fund (cost $1,233,444)	9,000	1,157,760
Total Long-Term Investment Securities (cost $209,322,934)		191,216,678

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes
2.04% due 07/01/08	$500,000	500,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills
1.94% due 09/11/08(1)	55,000	54,815
Total Short-Term Investment Securities (cost $554,790)		554,815

REPURCHASE AGREEMENTS — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.25%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $224,002 and collateralized by $225,000 of United States Treasury Notes, bearing interest at 4.13%, due 08/15/08 and having an approximate value of $228,735	$224,000	224,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.05%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $994,029 and collateralized by $720,000 of United States Treasury Bonds, bearing interest at 8.50%, due 02/15/20 and having an approximate value of $1,015,588	994,000	994.000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $2,127,021 and collateralized by $2,120,000 of Federal Home Loan Mtg. Corp.Notes, bearing interest at 4.50%, due 09/16/13 and having an approximate value of $2,173,000	2,127,000	2,127,000
Total Repurchase Agreements (cost $3,345,000)		3,345,000
TOTAL INVESTMENTS (cost $213,222,724)(2)	99.6%	195,116,493
Other assets less liabilities	0.4	735,295
NET ASSETS	100.0%	$195,851,788

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Illiquid
NY SHR	- New York Shares

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June, 30 2008	(Depreciation)

2 Long	S&P Midcap 400 Index	September 2008	$873,209	$821,200	$(52,009)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO
Portfolio of Investments — June 30, 2008
(unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK — 90.5%
Advanced Materials — 0.1%
Ceradyne, Inc.†	1,673	$57,384
Hexcel Corp.†	6,094	117,614
		174,998
Advertising Services — 0.1%
Greenfield Online, Inc.†	1,672	24,947
inVentiv Health, Inc.†	2,099	58,331
Marchex, Inc., Class B	1,510	18,603
R.H. Donnelley Corp.†	4,370	13,110
		114,991
Aerospace/Defense — 0.2%
Aerovironment, Inc.†	651	17,694
Esterline Technologies Corp.†	1,868	92,018
Herley Industries, Inc.†	858	11,394
Teledyne Technologies, Inc.†	2,251	109,826
TransDigm Group, Inc.†	2,111	70,909
		301,841
Aerospace/Defense-Equipment — 1.2%
AAR Corp.†	2,461	33,297
Argon ST, Inc.†	831	20,609
Curtiss-Wright Corp.	2,842	127,151
DRS Technologies, Inc.	5,700	448,704
Ducommun, Inc.†	671	15,406
GenCorp, Inc.†	3,621	25,926
HEICO Corp.	1,408	45,816
HEICO Corp., Class A	22,430	596,189
Kaman Corp.	1,610	36,644
Limco-Piedmont, Inc.†	32,024	138,664
LMI Aerospace, Inc.†	551	9,681
Moog, Inc., Class A†	2,707	100,809
Orbital Sciences Corp.†	28,558	672,827
Triumph Group, Inc.	1,050	49,455
		2,321,178
Agricultural Operations — 0.1%
Alico, Inc.	228	7,903
Andersons, Inc.	1,150	46,817
Cadiz, Inc.†	760	12,251
Griffin Land & Nurseries, Inc.	212	6,508
Maui Land & Pineapple Co., Inc.†	297	8,747
Tejon Ranch Co.†	707	25,494
		107,720
Airlines — 0.1%
AirTran Holdings, Inc.†	7,430	15,157
Alaska Air Group, Inc.†	2,285	35,052
Allegiant Travel Co.†	867	16,117
Hawaiian Holdings, Inc.†	2,524	17,542
JetBlue Airways Corp.†	10,995	41,011
Republic Airways Holdings, Inc.†	2,220	19,225
Skywest, Inc.	3,707	46,894
UAL Corp.	7,989	41,703
US Airways Group, Inc.†	5,850	14,625
		247,326
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	2,599	40,181
Darling International, Inc.†	5,176	85,507
Rentech, Inc.†	10,531	20,009
		145,697
Apparel Manufacturers — 0.3%
American Apparel, Inc.†	60,051	399,339
Carter's, Inc.†	3,595	49,683
G-III Apparel Group, Ltd.†	840	10,366
Maidenform Brands, Inc.†	1,426	19,251
Oxford Industries, Inc.	904	17,312
Quiksilver, Inc.†	8,005	78,609
True Religion Apparel, Inc.†	1,084	28,888
Under Armour, Inc., Class A†	2,093	53,665
Volcom, Inc.†	1,154	27,615
		684,728
Appliances — 0.0%
hhgregg, Inc.†	793	7,930
Applications Software — 0.7%
Actuate Corp.†	3,843	15,026
American Reprographics Co.†	2,313	38,511
Callidus Software, Inc.†	1,914	9,570
Check Point Software Technologies†	14,500	343,215
Deltek Inc Com†	799	6,056
Ebix, Inc.†	129	10,026
EPIQ Systems, Inc.†	55,686	790,741
NetSuite ,Inc.†	451	9,232
OpenTV Corp. Class A†	5,516	7,226
Progress Software Corp.†	2,638	67,454
Quest Software, Inc.†	4,596	68,067
Unica Corp.†	887	7,132
		1,372,256
Athletic Equipment — 0.0%
Nautilus, Inc.	1,447	7,351
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	1,646	24,196
Auction House/Art Dealer — 0.1%
Sotheby's	4,278	112,811
Audio/Video Products — 0.1%
DTS, Inc.†	1,131	35,423
Tivo, Inc.†	6,473	39,939
Universal Electronics, Inc.†	898	18,768
		94,130
Auto Repair Centers — 0.0%
Midas, Inc.†	879	11,866
Monro Muffler Brake, Inc.	1,034	16,017
		27,883
Auto-Heavy Duty Trucks — 0.0%
Force Protection, Inc.†	4,335	14,349
Auto-Truck Trailers — 0.0%
Wabash National Corp.	1,951	14,750
Auto/Truck Parts & Equipment-Original — 0.6%
Accuride Corp.†	2,251	9,567
American Axle & Manufacturing Holdings, Inc.	2,926	23,379

Amerigon, Inc.†	1,406	9,996
ArvinMeritor, Inc.	4,681	58,419
Dana Holding Corp.†	6,288	33,641
Fuel Systems Solutions, Inc.†	768	29,568
Hayes Lemmerz International, Inc.†	6,422	18,238
Lear Corp.†	4,071	57,727
Modine Manufacturing Co.	2,049	25,346
Spartan Motors, Inc.	2,059	15,381
Superior Industries International, Inc.	17,244	291,079
Tenneco, Inc.†	2,960	40,049
Titan International, Inc.	1,743	62,085
Visteon Corp.†	8,311	21,858
WABCO Holdings, Inc.	8,170	379,578
Wonder Auto Technology, Inc.†	933	6,559
		1,082,470
Auto/Truck Parts & Equipment-Replacement — 0.1%
ATC Technology Corp.†	1,349	31,404
Commercial Vehicle Group, Inc.†	1,368	12,791
Dorman Products, Inc.†	697	5,618
Exide Technologies†	4,780	80,113
		129,926
Banks-Commercial — 3.9%
1st Source Corp.	948	15,263
AMCORE Financial, Inc.	1,250	7,075
Ameris Bancorp.	862	7,499
Ames National Corp.	409	6,843
Arrow Financial Corp.	580	10,515
Bancfirst Corp.	469	20,073
Banco Latinoamericano de Exportaciones SA	1,733	28,057
BancTrust Financial Group, Inc.	1,114	7,341
Bank Mutual Corp.	3,064	30,763
Bank of the Ozarks, Inc.	785	11,665
BankFinancial Corp.	1,250	16,263
Banner Corp.	892	7,903
Bryn Mawr Bank Corp.	437	7,648
Camden National Corp.	489	11,384
Capital City Bank Group, Inc.	748	16,276
Capitol Bancorp, Ltd.	914	8,199
Cardinal Financial Corp.	1,535	9,609
Cascade Bancorp.	1,414	10,888
Cascade Financial Corp.	56,530	368,010
Cass Information Systems, Inc.	430	13,773
Cathay General Bancorp.	3,139	34,121
Centerstate Banks of Florida, Inc.	587	6,475
Central Pacific Financial Corp.	18,674	199,065
Chemical Financial Corp.	1,513	30,865
Citizens & Northern Corp.	570	9,439
Citizens Republic Bancorp.	4,812	13,570
City Bank	22,959	197,447
City Holding Co.	1,024	41,748
City National Corp.	7,400	311,318
CoBiz Financial, Inc.	1,197	7,876
Colonial BancGroup, Inc.	12,821	56,669
Columbia Banking System, Inc.	1,149	22,210
Community Bank Systems, Inc.	1,900	39,178
Community Trust Bancorp, Inc.	952	25,000
Corus Bankshares, Inc.	2,395	9,963
Cullen/Frost Bankers, Inc.	14,990	747,251
CVB Financial Corp.	4,202	39,667
East West Bancorp, Inc.	4,030	28,452
Encore Bancshares, Inc.†	409	6,401
Enterprise Financial Services Corp.	702	13,233
F.N.B. Corp.	5,463	64,354
Farmers Capital Bank Corp.	394	6,942
Financial Institutions, Inc.	697	11,194
First Bancorp.	912	11,528
First BanCorp. Puerto Rico	4,519	28,650
First Bancorp, Inc.	550	7,508
First Busey Corp.	1,613	21,324
First Commonwealth Financial Corp.	4,649	43,375
First Community Bancshares, Inc.	576	16,243
First Financial Bancorp.	2,381	21,905
First Financial Bankshares, Inc.	1,320	60,469
First Financial Corp.	718	21,978
First Merchants Corp.	1,156	20,981
First Midwest Bancorp, Inc.	3,085	57,535
First Security Group, Inc.	75,992	424,035
First South Bancorp, Inc.	510	6,569
FirstMerit Corp.	5,136	83,768
Frontier Financial Corp.	2,986	25,441
Glacier Bancorp, Inc.	3,427	54,798
Greene County Bancshares, Inc.	826	11,581
Guaranty Bancorp†	3,345	12,042
Hancock Holding Co.	1,634	64,200
Hanmi Financial Corp.	2,365	12,322
Harleysville National Corp.	1,992	22,231
Heartland Financial USA, Inc.	832	15,134
Heritage Commerce Corp.	658	6,514
Home Bancshares, Inc.	780	17,534
IBERIABANK Corp.	11,488	510,871
Independent Bank Corp. (MA)	1,033	24,627
Integra Bank Corp.	1,313	10,281
International Bancshares Corp.	3,240	69,239
Lakeland Bancorp, Inc.	1,282	15,615
Lakeland Financial Corp.	777	14,825
MainSource Financial Group, Inc.	1,180	18,290
MB Financial, Inc.	2,207	49,591
Midwest Banc Holdings, Inc.	1,410	6,867
Nara BanCorp., Inc.	1,448	15,537
National Penn Bancshares, Inc.	5,049	67,051
NBT Bancorp, Inc.	2,038	42,003
Old National Bancorp	4,205	59,963
Old Second Bancorp, Inc.	873	10,144
Oriental Financial Group, Inc.	1,543	22,003
PAB Bankshares, Inc.	9,088	74,612
Pacific Capital Bancorp	2,929	40,362
Pacific Continental Corp.	677	7,440
Park National Corp.	702	37,838
Peapack Gladstone Financial Corp.	527	11,578
Pennsylvania Commerce Bancorp,, Inc..†	329	7,912
Peoples Bancorp, Inc.	654	12,413
Pinnacle Financial Partners, Inc.†	1,435	28,829
Premierwest Bancorp.	1,230	7,183
PrivateBancorp, Inc.	1,193	36,243

Prosperity Bancshares, Inc.	2,490	66,558
Provident Bankshares Corp.	2,106	13,436
Renasant Corp.	1,331	19,606
Republic Bancorp, Inc., Class A	587	14,440
S&T Bancorp, Inc.	1,512	43,939
S.Y. Bancorp, Inc.	852	18,199
Sandy Spring Bancorp, Inc.	1,043	17,293
Santander Bancorp	278	2,950
SCBT Financial Corp.	647	18,478
Seacoast Banking Corp. of Florida	941	7,302
Shore Bancshares, Inc.	533	9,978
Sierra Bancorp	472	7,788
Signature Bank†	1,892	48,738
Simmons First National Corp., Class A	885	24,753
Smithtown Bancorp, Inc.	625	10,156
Southside Bancshares, Inc.	771	14,217
Southwest Bancorp, Inc.	923	10,615
State Bancorp, Inc.	909	11,363
StellarOne Corp.	1,435	21,209
Sterling Bancorp	1,143	13,659
Sterling Bancshares, Inc.	4,646	42,232
Suffolk Bancorp	608	17,863
Sun Bancorp, Inc.†	927	9,409
Susquehanna Bancshares, Inc.	5,462	74,775
SVB Financial Group†	9,971	479,705
Texas Capital Bancshares, Inc.†	1,517	24,272
The South Financial Group, Inc.	4,622	18,118
Tompkins Trustco, Inc.	6,188	230,194
TowneBank/Portsmouth VA	1,319	19,864
TriCo Bancshares	881	9,647
TrustCo Bank Corp. NY	4,807	35,668
Trustmark Corp.	3,145	55,509
UCBH Holdings, Inc.	59,097	132,968
UMB Financial Corp.	1,973	101,156
Umpqua Holding Corp.	52,906	641,750
Union Bankshares Corp.	856	12,746
United Bankshares, Inc.	2,405	55,195
United Community Banks, Inc.	2,553	21,777
United Security Bancshares	532	7,735
Univest Corp. of Pennsylvania	816	16,206
W Holding Co., Inc.	7,249	6,162
Washington Trust Bancorp, Inc.	724	14,263
WesBanco, Inc.	1,686	28,915
West Bancorp., Inc.	1,106	9,622
West Coast Bancorp.	997	8,644
Westamerica Bancorp.	1,843	96,923
Western Alliance Bancorp.†	1,076	8,350
Wilshire Bancorp, Inc.	1,223	10,481
Wintrust Financial Corp.	1,500	35,775
Yadkin Valley Financial Corp.	728	8,700
		7,435,768
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	2,446	13,869
Batteries/Battery Systems — 0.2%
Advanced Battery Technologies, Inc.†	2,639	15,227
China BAK Battery, Inc.†	1,920	9,043
Energy Conversion Devices, Inc.†	2,573	189,476
EnerSys†	1,746	59,765
Greatbatch, Inc.†	1,453	25,137
Medis Technologies, Ltd.†	1,691	5,699
Ultralife Batteries, Inc.†	798	8,531
Valence Technology, Inc.†	3,221	14,269
		327,147
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co.	259	9,578
National Beverage Corp.†	683	4,965
		14,543
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	536	21,805
Broadcast Services/Program — 0.1%
CKX, Inc.†	3,342	29,242
Crown Media Holdings, Inc., Class A†	692	3,280
DG Fastchannel, Inc.†	970	16,733
Fisher Communications, Inc.†	425	14,637
Global Traffic Network, Inc.†	752	6,723
Gray Television, Inc.	2,713	7,786
World Wrestling Entertainment, Inc.	1,348	20,854
		99,255
Building & Construction Products-Misc. — 0.9%
Builders FirstSource, Inc.†	1,010	5,363
China Architectral Engr Inc Com†	1,184	11,568
Drew Industries, Inc.†	1,251	19,953
Gibraltar Industries, Inc.	53,568	855,481
Interline Brands, Inc.†	2,057	32,768
NCI Building Systems, Inc.†	1,254	46,059
Patrick Industries, Inc.†	25,520	191,145
Simpson Manufacturing Co., Inc.	23,434	556,323
Trex Co., Inc.†	964	11,308
		1,729,968
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	12,478	181,181
Insituform Technologies, Inc., Class A†	1,764	26,866
Layne Christensen Co.†	1,218	53,336
		261,383
Building Products-Air & Heating — 0.0%
Aaon, Inc.	852	16,410
Comfort Systems USA, Inc.	2,548	34,245
		50,655
Building Products-Cement — 0.1%
Texas Industries, Inc.	1,484	83,297
US Concrete, Inc.†	2,525	12,019
		95,316
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	1,837	29,686
Quanex Building Products	2,357	35,025
		64,711
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	1,193	9,687
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	1,055	31,608

Building-Heavy Construction — 1.0%
Chicago Bridge & Iron Co., NV NY SHRS	33,600	1,337,952
Granite Construction, Inc.	2,103	66,308
Orion Marine Group, Inc.†	1,370	19,358
Perini Corp.†	16,566	547,506
Sterling Construction Co., Inc.†	732	14,538
		1,985,662
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	2,777	61,788
Integrated Electrical Services, Inc.†	492	8,462
Rollins, Inc.	2,641	39,140
		109,390
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	411	13,452
Champion Enterprises, Inc.†	4,934	28,864
Fleetwood Enterprises, Inc.†	4,082	10,695
Palm Harbor Homes, Inc.†	629	3,478
Skyline Corp.	433	10,175
Winnebago Industries, Inc.	1,846	18,811
		85,475
Building-Residential/Commercial — 0.1%
Amrep Corp.	110	5,235
Beazer Homes USA, Inc.	2,492	13,880
Brookfield Homes Corp.	594	7,294
Hovnanian Enterprises, Inc., Class A†	2,946	16,144
M/I Homes, Inc.	890	14,000
Meritage Homes Corp.†	1,949	29,566
Ryland Group, Inc.	2,692	58,713
Standard-Pacific Corp.	4,633	15,660
		160,492
Cable TV — 0.0%
Charter Communications, Inc., Class A†	25,910	27,205
Mediacom Communications Corp., Class A†	2,500	13,350
Outdoor Channel Holdings, Inc.†	1,022	7,134
		47,689
Capacitors — 0.0%
KEMET Corp.†	5,335	17,285
Casino Hotels — 0.0%
Ameristar Casinos, Inc.	1,614	22,306
Monarch Casino & Resort, Inc.†	800	9,440
Riviera Holdings Corp.†	640	6,496
		38,242
Casino Services — 0.1%
Bally Technologies, Inc.†	3,475	117,455
Elixir Gaming Technologies, Inc.†	4,301	5,161
Shuffle Master, Inc.†	2,240	11,066
		133,682
Cellular Telecom — 0.1%
Centennial Communications Corp.†	4,278	29,903
iPCS, Inc.†(4)(6)	1,090	32,297
Rural Cellular Corp. Class A†	856	38,100
Syniverse Holdings, Inc.†	3,259	52,796
Virgin Mobile USA, Inc.†	1,928	5,302
		158,398
Chemicals-Diversified — 0.2%
Aceto Corp.	1,553	11,865
Innophos Holdings, Inc.	663	21,183
Innospec, Inc.	1,485	27,948
Olin Corp.	4,748	124,303
Rockwood Holdings, Inc.†	2,648	92,150
ShengdaTech, Inc.†	1,914	19,006
Solutia, Inc.†	3,860	49,485
Westlake Chemical Corp.	1,217	18,084
		364,024
Chemicals-Fibers — 0.0%
Zoltek Cos., Inc.†	1,748	42,389
Chemicals-Other — 0.0%
American Vanguard Corp.	1,199	14,748
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	1,721	39,634
Landec Corp.†	1,474	9,537
PolyOne Corp.†	5,925	41,297
Spartech Corp.	1,941	18,304
		108,772
Chemicals-Specialty — 0.4%
Arch Chemicals, Inc.	1,579	52,344
Balchem Corp.	1,151	26,623
Ferro Corp.	2,777	52,097
H.B. Fuller Co.	3,358	75,353
Hercules, Inc.	7,185	121,642
ICO, Inc.†	1,760	10,595
Minerals Technologies, Inc.	1,200	76,308
NewMarket Corp.	856	56,693
NL Industries, Inc.	432	4,117
OM Group, Inc.†	1,940	63,613
Penford Corp.	713	10,609
Quaker Chemical Corp.	652	17,382
Sensient Technologies Corp.	3,053	85,972
Stepan Co.	403	18,385
Symyx Technologies, Inc.†	2,136	14,909
WR Grace & Co.†	4,581	107,608
Zep, Inc.	1,328	19,761
		814,011
Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	551	15,246
Park Electrochemical Corp.	1,293	31,433
TTM Technologies, Inc.†	2,711	35,812
		82,491
Coal — 0.1%
International Coal Group, Inc.†	8,079	105,431
James River Coal Co.†	1,609	94,432
National Coal Corp.†	1,631	14,467
Westmoreland Coal Co.†	603	12,729
		227,059

Coffee — 0.0%
Farmer Brothers Co.	429	9,074
Green Mountain Coffee Roasters, Inc.†	1,093	41,064
Peet’s Coffee & Tea, Inc.†	887	17,580
		67,718
Collectibles — 0.0%
RC2 Corp.†	1,106	20,527
Commerce — 0.1%
Ariba, Inc.†	5,430	79,875
i2 Technologies, Inc.†	995	12,368
		92,243
Commercial Services — 3.4%
Alliance Data Systems Corp.†	42,000	2,375,100
Arbitron, Inc.	1,733	82,318
CoStar Group, Inc.†	1,241	55,162
DynCorp International, Inc., Class A†	1,571	23,801
ExlService Holdings, Inc.†	901	12,641
First Advantage Corp., Class A†	653	10,350
Healthcare Services Group	45,433	691,036
HMS Holdings Corp.†	1,588	34,094
ICT Group, Inc.†	556	4,559
Iron Mountain, Inc.†	77,100	2,047,005
Live Nation, Inc.†	4,813	50,922
National Research Corp.	109	2,885
PeopleSupport, Inc.†	1,344	11,424
PHH Corp.†	3,439	52,789
Pre-Paid Legal Services, Inc.†	507	20,594
Standard Parking Corp.†	552	10,046
Steiner Leisure, Ltd.†	19,293	546,957
Team, Inc.†	1,173	40,257
TeleTech Holdings, Inc.†	2,482	49,541
The Providence Service Corp.†	19,714	416,163
		6,537,644
Commercial Services-Finance — 1.4%
Advance America Cash Advance Centers, Inc.	2,809	14,270
Bankrate, Inc.†	809	31,608
CBIZ, Inc.†	2,842	22,594
Coinstar, Inc.†	1,774	58,027
Deluxe Corp.	3,271	58,289
Dollar Financial Corp.†	1,539	23,254
Equifax, Inc.	42,400	1,425,488
Euronet Worldwide, Inc.†	24,093	407,172
Global Cash Access Holdings, Inc.†	2,548	17,479
Heartland Payment Systems, Inc.	1,550	36,580
Interactive Data Corp.	2,324	58,402
Jackson Hewitt Tax Service, Inc.	1,806	22,069
MedQuist, Inc.†	39,480	309,918
Net 1 UEPS Technologies, Inc.†	2,856	69,401
PacWest Bancorp	1,552	23,094
PRG-Schultz International, Inc.†	952	8,958
Riskmetrics Group, Inc.†	1,365	26,809
TNS, Inc.†	1,554	37,234
Wright Express Corp.†	2,465	61,132
		2,711,778
Communications Software — 0.2%
Avid Technology, Inc.†	1,916	32,553
Digi International, Inc.†	36,877	289,484
DivX, Inc.†	1,711	12,559
Seachange International, Inc.†	1,961	14,041
Smith Micro Software, Inc.†	1,932	11,012
		359,649
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	51,100	679,630
MSC.Software Corp.†	2,854	31,337
Parametric Technology Corp.†	7,315	121,941
		832,908
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	957	11,656
Trident Microsystems, Inc.†	3,875	14,144
		25,800
Computer Services — 1.2%
3PAR, Inc.†	1,730	13,563
CACI International, Inc., Class A†	1,913	87,558
CIBER, Inc.†	3,406	21,151
COMSYS IT Partners, Inc.†	924	8,427
DST Systems, Inc.†	13,500	743,175
Furmanite Corp.†	2,314	18,466
iGate Corp.†	1,390	11,301
Limelight Networks, Inc.†	1,831	6,994
Manhattan Associates, Inc.†	1,565	37,137
Ness Technologies, Inc.†	2,491	25,209
Perot Systems Corp., Class A†	71,613	1,074,911
SI International, Inc.†	843	17,652
SRA International, Inc.†	2,701	60,664
Sykes Enterprises, Inc.†	2,095	39,512
Syntel, Inc.	819	27,617
Tyler Technologies, Inc.†	2,415	32,772
Virtusa Corp.†	560	5,673
		2,231,782
Computer Software — 0.1%
Accelrys, Inc.†	1,702	8,221
Blackbaud, Inc.	2,841	60,797
Double-Take Software, Inc.†	1,097	15,073
Guidance Software, Inc.†	592	5,653
Omniture, Inc.†	3,963	73,593
Phoenix Technologies, Ltd.†	1,748	19,228
		182,565
Computers — 0.0%
Palm, Inc.	6,810	36,706
Rackable Systems, Inc.†	1,882	25,219
		61,925
Computers-Integrated Systems — 0.5%
3D Systems Corp.†	1,133	10,763
Agilysys, Inc.	1,442	16,352
Cray, Inc.†	2,093	9,712
Echelon Corp.†	1,884	20,536

Integral Systems, Inc	538	20,821
Jack Henry & Associates, Inc.	26,452	572,421
Maxwell Technologies, Inc.†	1,159	12,309
Mercury Computer Systems, Inc.†	1,445	10,881
MICROS Systems, Inc.†	5,173	157,725
MTS Systems Corp.	1,114	39,970
NCI, Inc.†	413	9,449
NetScout Systems, Inc.†	1,871	19,982
Radiant Systems, Inc.†	1,756	18,842
Radisys Corp.†	1,425	12,910
Riverbed Technology, Inc.†	3,562	48,871
Stratasys, Inc.†	1,311	24,201
Super Micro Computer, Inc.†	1,405	10,369
		1,016,114
Computers-Memory Devices — 0.1%
Data Domain, Inc.†	2,098	48,946
Hutchinson Technology, Inc.†	1,498	20,133
Imation Corp.	1,897	43,479
Isilon Systems, Inc.†	1,564	6,944
Netezza Corp†	2,505	28,757
Quantum Corp.†	13,054	17,623
Silicon Storage Technology, Inc.†	5,311	14,712
Smart Modular Technologies WWH, Inc.†	2,814	10,778
STEC, Inc.†	1,950	20,027
		211,399
Computers-Periphery Equipment — 0.2%
Compellent Technologies Inc†	897	10,172
Electronics for Imaging, Inc.†	3,378	49,319
Immersion Corp.†	1,940	13,212
Rimage Corp.†	13,642	169,024
Synaptics, Inc.†	1,440	54,331
		296,058
Computers-Voice Recognition — 0.0%
Intervoice, Inc.†	2,480	14,136
Consulting Services — 0.8%
BearingPoint, Inc.†	13,842	11,212
China Direct, Inc.†	433	3,178
CRA International, Inc.†	700	25,305
Forrester Research, Inc.†	987	30,478
Gartner, Inc.†	3,760	77,907
Hill International, Inc.†	1,488	24,463
Huron Consulting Group, Inc.†	1,220	55,315
ICF International, Inc.†	422	7,014
LECG Corp.†	1,624	14,194
MAXIMUS, Inc.	1,185	41,262
Navigant Consulting, Inc.†	3,068	60,010
The Advisory Board Co.†	1,100	43,263
The Hackett Group, Inc.†	2,615	15,010
Watson Wyatt Worldwide, Inc., Class A	22,010	1,164,109
		1,572,720
Consumer Products-Misc. — 1.0%
American Greetings Corp., Class A	3,102	38,279
Blyth, Inc.	1,551	18,659
Central Garden and Pet Co. Class A†	81,489	334,105
CSS Industries, Inc.	497	12,037
Fossil, Inc.†	2,881	83,751
Helen of Troy, Ltd.†	1,918	30,918
Russ Berrie & Co., Inc.†	1,065	8,488
Spectrum Brands, Inc.†	2,544	6,487
The Scotts Miracle-Gro Co., Class A	23,000	404,110
Tupperware Brands Corp.	26,397	903,305
WD-40 Co.	1,044	30,537
		1,870,676
Containers-Metal/Glass — 0.0%
Bway Holding Co.†	475	4,090
Silgan Holdings, Inc.	1,602	81,285
		85,375
Containers-Paper/Plastic — 0.0%
AEP Industries, Inc.†	344	5,975
Graphic Packaging Holding Co.†	9,180	18,544
		24,519
Cosmetics & Toiletries — 0.4%
Chattem, Inc.†	1,091	70,970
Columbia Laboratories, Inc.†	2,974	9,814
Elizabeth Arden, Inc.†	39,351	597,348
Inter Parfums, Inc.	893	13,395
		691,527
Data Processing/Management — 0.6%
Acxiom Corp.	3,880	44,581
Commvault Systems, Inc.†	2,716	45,194
CSG Systems International, Inc.†	2,219	24,453
Fair Isaac Corp.	3,089	64,159
FalconStor Software, Inc.†	2,424	17,162
Fiserv, Inc.†	22,100	1,002,677
infoGROUP, Inc.	2,100	9,219
Pegasystems, Inc.	916	12,329
Schawk, Inc.	956	11,463
		1,231,237
Decision Support Software — 0.1%
DemandTec, Inc.†	1,247	9,365
Interactive Intelligence, Inc.†	882	10,266
QAD, Inc.	790	5,348
SPSS, Inc.†	1,134	41,244
Wind River Systems, Inc.†	4,574	49,811
		116,034
Dental Supplies & Equipment — 0.4%
Align Technology, Inc.†	3,938	41,310
Sirona Dental Systems, Inc.†	27,772	719,850
		761,160
Diagnostic Equipment — 0.1%
Cepheid, Inc.†	3,616	101,682
Hansen Medical, Inc.†	1,083	18,108
Immucor, Inc.†	4,449	115,140
		234,930
Diagnostic Kits — 0.1%
Inverness Medical Innovations, Inc.	102	24,174
Meridian Bioscience, Inc.	2,551	68,673

OraSure Technologies, Inc.†	2,976	11,130
Quidel Corp.†	1,789	29,554
		133,531
Direct Marketing — 0.0%
Gaiam, Inc.†	1,141	15,415
Harte-Hanks, Inc.	2,331	26,690
		42,105
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	702	16,062
Medical Action Industries, Inc.†	897	9,302
Merit Medical Systems, Inc.†	1,753	25,769
Volcano Corp.†	2,998	36,575
		87,708
Distribution/Wholesale — 0.9%
Beacon Roofing Supply, Inc.†	2,813	29,846
Bmp Sunstone Corp†	1,470	8,379
Brightpoint, Inc.†	3,167	23,119
Chindex International, Inc.†	702	10,298
Core-Mark Holding Co., Inc.†	598	15,668
Houston Wire & Cable Co.	1,130	22,487
MWI Veterinary Supply, Inc.†	26,051	862,549
Owens & Minor, Inc.	2,612	119,342
Pool Corp.	3,037	53,937
Scansource, Inc.†	1,669	44,662
United Stationers, Inc.†	12,306	454,707
Watsco, Inc.	1,484	62,031
		1,707,025
Diversified Financial Services — 0.0%
Doral Financial Corp.†	342	5,106
Newstar Financial Inc†	1,519	8,977
		14,083
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	1,268	41,629
Actuant Corp., Class A	3,549	111,261
Acuity Brands, Inc.	2,579	123,998
Ameron International Corp.	582	69,828
AZZ, Inc.†	770	30,723
Barnes Group, Inc.	3,038	70,147
Blount International, Inc.†	2,423	28,131
Colfax Corp.†	1,370	34,373
EnPro Industries, Inc.†	1,284	47,945
ESCO Technologies, Inc.†	1,648	77,324
Federal Signal Corp.	3,049	36,588
GenTek, Inc.†	570	15,327
Griffon Corp.†	1,700	14,892
Koppers Holdings, Inc.	1,323	55,394
LSB Industries, Inc.†	1,103	21,839
Lydall, Inc.†	1,054	13,228
Matthews International Corp., Class A	1,981	89,660
Park-Ohio Holdings Corp.†	519	7,661
Raven Industries, Inc.	1,016	33,305
Standex International Corp.	794	16,468
Tredegar Corp.	1,529	22,476
		962,197
Diversified Minerals — 0.0%
AMCOL International Corp.	1,638	46,618
General Moly Inc†	3,985	31,362
United States Lime & Minerals, Inc.†	113	4,471
		82,451
Diversified Operations — 0.0%
Resource America, Inc., Class A	623	5,806
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,507	55,171
Compass Diversified Trust	1,514	17,305
Viad Corp.	1,315	33,914
Volt Information Sciences, Inc.†	803	9,564
		115,954
Drug Delivery Systems — 0.1%
Alkermes, Inc.†	6,070	75,025
Bentley Pharmaceuticals, Inc.†	1,225	19,784
Depomed, Inc.†	3,051	9,794
I-Flow Corp.†	1,372	13,926
Noven Pharmaceuticals, Inc.†	1,577	16,858
		135,387
E-Commerce/Products — 0.5%
1-800-FLOWERS.COM, Inc., Class A†	1,659	10,701
Bidz.com, Inc.†	368	3,205
Blue Nile, Inc.†	848	36,057
drugstore.com, Inc.†	5,307	10,083
FTD Group, Inc.	1,283	17,102
Mercadolibre, Inc.†	1,618	55,805
NutriSystem, Inc.	1,940	27,432
Overstock.com, Inc.†	979	25,405
Shutterfly, Inc.†	56,950	695,359
Stamps.com, Inc.†	924	11,532
		892,681
E-Commerce/Services — 0.1%
Global Sources, Ltd.†	1,077	16,349
Internet Brands, Inc.†	1,408	9,335
Move, Inc.†	8,151	18,992
NetFlix, Inc.†	2,563	66,817
Orbitz Worldwide, Inc.†	2,325	11,648
		123,141
E-Marketing/Info — 0.1%
Comscore Inc†	1,142	24,919
Constant Contact, Inc.†	1,291	24,335
Digital River, Inc.†	2,358	90,972
Liquidity Services, Inc.†	929	10,711
ValueClick, Inc.†	6,045	91,582
		242,519
E-Services/Consulting — 0.1%
GSI Commerce, Inc.†	1,492	20,336
Keynote Systems, Inc.†	877	11,296
Perficient, Inc.†	2,031	19,620
RightNow Technologies, Inc.†	1,766	24,141
Sapient Corp.†	5,577	35,804
Websense, Inc.†	2,867	48,280
		159,477

Educational Software — 0.0%
Blackboard, Inc.†	1,965	75,122
Renaissance Learning, Inc.	610	6,838
		81,960
Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	6,557	175,924
Graham Corp.	315	23,345
Harbin Electric, Inc.†	398	5,656
Littelfuse, Inc.†	1,377	43,444
		248,369
Electric-Distribution — 0.0%
EnerNOC, Inc.†	614	11,021
Electric-Integrated — 0.8%
Allete, Inc.	1,663	69,846
Aquila, Inc.†	23,886	90,050
Avista Corp.	3,370	72,320
Black Hills Corp.	2,440	78,226
Central Vermont Public Service Corp.	656	12,707
CH Energy Group, Inc.	1,002	35,641
Cleco Corp.	3,824	89,214
El Paso Electric Co.†	2,844	56,311
IDACORP, Inc.	2,874	83,030
MGE Energy, Inc.	7,373	240,507
Northwestern Corp.	2,476	62,940
Osiris Therapeutics, Inc.†	948	12,182
Otter Tail Corp.	1,909	74,126
Pike Electric Corp.†	1,074	17,839
PNM Resources, Inc.	4,887	58,449
Portland General Electric Co.	3,972	89,449
The Empire District Electric Co.	2,144	39,750
UIL Holdings Corp.	1,602	47,115
Unisource Energy Corp.	2,187	67,819
US Geothermal, Inc.†	3,939	11,581
Westar Energy, Inc.	6,660	143,257
		1,452,359
Electric-Transmission — 0.1%
ITC Holdings Corp.	3,139	160,434
Electronic Components-Misc. — 0.4%
Bel Fuse, Inc., Class B	8,983	221,970
Benchmark Electronics, Inc.†	4,285	70,017
CTS Corp.	2,137	21,477
Cubic Corp.	990	22,057
Daktronics, Inc.	2,083	42,014
LaBarge, Inc.†	775	10,075
Methode Electronics, Inc.	2,413	25,216
Microvision, Inc.†	3,605	9,914
NVE Corp.†	295	9,340
OSI Systems, Inc.†	999	21,398
Plexus Corp.†	2,694	74,570
Rogers Corp.†	1,139	42,815
Sanmina-SCI Corp.†	33,723	43,165
Stoneridge, Inc.†	929	15,849
Technitrol, Inc.	2,600	44,174
		674,051
Electronic Components-Semiconductors — 1.5%
Actel Corp.†	1,606	27,061
Advanced Analogic Technologies, Inc.†	2,899	11,973
Amkor Technology, Inc.†	6,924	72,079
Applied Micro Circuits Corp.†	4,116	35,233
Authentec, Inc.†	1,591	16,578
Bookham, Inc.†	6,399	10,814
Cavium Network, Inc.†	1,923	40,383
Ceva, Inc.†	1,279	10,194
Diodes, Inc.†	1,838	50,802
DSP Group, Inc.†	1,544	10,808
Emcore Corp†	4,660	29,172
Entropic Communications ,Inc.†	585	2,779
Fairchild Semiconductor International, Inc.†	64,610	757,875
IPG Photonics Corp.†	1,221	22,967
IXYS Corp.†	1,539	18,376
Kopin Corp.†	4,382	12,576
Lattice Semiconductor Corp.†	7,315	22,896
Microsemi Corp.†	4,995	125,774
Microtune, Inc.†	3,449	11,934
MIPS Technologies, Inc.†	2,814	10,552
Monolithic Power Systems, Inc.†	1,658	35,846
Netlogic Microsystems, Inc.†	1,086	36,055
OmniVision Technologies, Inc.†	41,323	499,595
ON Semiconductor Corp.†	55,540	509,302
PLX Technology, Inc.†	1,788	13,642
PMC - Sierra, Inc.†	13,892	106,274
Rubicon Technology Inc†	842	17,109
Semtech Corp.†	3,922	55,183
Silicon Image, Inc.†	4,657	33,763
SiRF Technology Holdings, Inc.†	3,853	16,645
Skyworks Solutions, Inc.†	10,354	102,194
Spansion, Inc. Class A†	8,102	18,229
Supertex, Inc.†	705	16,455
Volterra Semiconductor Corp.†	1,610	27,789
Zoran Corp.†	3,290	38,493
		2,827,400
Electronic Design Automation — 0.1%
Ansoft Corp.†	919	33,452
Cogo Group, Inc.†	1,636	14,904
Magma Design Automation, Inc.†	2,662	16,158
Mentor Graphics Corp.†	5,766	91,103
		155,617
Electronic Measurement Instruments — 0.5%
Analogic Corp.	851	53,673
Axsys Technologies, Inc.†	555	28,882
Badger Meter, Inc.	926	46,791
Eagle Test Systems, Inc.†	880	9,856
FARO Technologies, Inc.†	1,059	26,655
Measurement Specialties, Inc.†	42,916	754,892
Zygo Corp.†	971	9,545
		930,294

Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	577	29,733
ICx Technologies Inc†	870	6,351
Taser International, Inc.†	3,975	19,835
		55,919
Energy-Alternate Sources — 0.1%
Akeena Solar, Inc.†	1,327	7,458
Ascent Solar Technologies, Inc.†	474	4,906
Aventine Renewable Energy Holdings, Inc.†	1,861	8,188
Clean Energy Fuels Corp.†	1,384	15,902
Comverge, Inc.†	1,386	19,376
Ener1, Inc.	2,282	16,933
Evergreen Energy, Inc.†	5,375	9,353
Evergreen Solar, Inc.†	6,720	65,117
FuelCell Energy, Inc.†	4,357	30,935
GreenHunter Energy, Inc.†	273	3,729
Headwaters, Inc.†	2,668	31,402
Pacific Ethanol, Inc.†	2,809	5,084
Plug Power, Inc.†	5,089	11,959
Quantum Fuel Systems Technologies Worldwide, Inc.†	4,406	13,571
Verasun Energy Corp.†	6,517	26,915
		270,828
Engineering/R&D Services — 0.4%
EMCOR Group, Inc.†	26,811	764,918
ENGlobal Corp.†	1,719	24,479
Michael Baker Corp.†	464	10,152
Stanley, Inc.†	561	18,805
VSE Corp.	255	7,012
		825,366
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	3,148	39,917
Enterprise Software/Service — 1.8%
Advent Software, Inc.†	1,059	38,209
American Software, Inc., Class A	1,431	8,071
Concur Technologies, Inc.†	2,737	90,951
Epicor Software Corp.†	3,768	26,037
Informatica Corp.†	5,622	84,555
JDA Software Group, Inc.†	1,635	29,593
Lawson Software, Inc.†	289,952	2,107,951
ManTech International Corp., Class A†	1,304	62,748
MicroStrategy, Inc., Class A†	574	37,166
Omnicell, Inc.†	2,091	27,559
Opnet Technologies, Inc.†	837	7,533
PROS Holdings, Inc.†	817	9,175
Sybase, Inc.†	25,356	745,974
SYNNEX Corp.†	1,105	27,724
Taleo Corp., Class A†	1,432	28,053
The Ultimate Software Group, Inc.†	1,563	55,690
		3,386,989
Entertainment Software — 0.1%
Midway Games, Inc.†	730	1,606
Take-Two Interactive Software, Inc.†	4,883	124,858
THQ, Inc.†	4,234	85,781
		212,245
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	3,738	84,554
Environmental Monitoring & Detection — 0.1%
Clean Harbors, Inc.†	1,255	89,181
Met-Pro Corp.	955	12,749
Mine Safety Appliances Co.	1,970	78,780
		180,710
Filtration/Separation Products — 0.1%
CLARCOR, Inc.	3,207	112,566
Flanders Corp.†	1,021	6,177
Peerless Manufacturing Co.†	412	19,310
Polypore International, Inc.†	1,012	25,634
		163,687
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	378	9,662
Finance-Commercial — 0.0%
Cardtronics, Inc.†	764	6,777
Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	869	7,673
Nelnet, Inc., Class A	1,111	12,477
Ocwen Financial Corp.†	2,262	10,518
Portfolio Recovery Associates, Inc.†	964	36,150
The First Marblehead Corp.	4,390	11,283
World Acceptance Corp.†	1,039	34,983
		113,084
Finance-Credit Card — 0.0%
Advanta Corp., Class B	2,432	15,297
CompuCredit Corp.†	1,023	6,138
		21,435
Finance-Investment Banker/Broker — 0.3%
Broadpoint Securities Group, Inc.†	1,535	3,070
Diamond Hill Investment Group, Inc.†	131	10,938
Duff & Phelps Corp., Class A†	673	11,145
Evercore Partners, Inc., Class A	626	5,947
FBR Capital Markets Corp.†	1,770	8,903
Friedman Billings Ramsey Group, Inc., Class A	9,393	14,089
Greenhill & Co., Inc.	1,100	59,246
Interactive Brokers Group, Inc., Class A†	2,579	82,863
International Assets Holding Corp.	268	8,056
KBW, Inc.†	1,661	34,183
Knight Capital Group, Inc., Class A†	5,969	107,323
LaBranche & Co., Inc.†	3,249	23,003
Ladenburg Thalmann Financial Services, Inc.†	6,480	9,785
optionsXpress Holdings, Inc.	2,689	60,072
Penson Worldwide, Inc.†	1,068	12,763
Piper Jaffray Cos., Inc.†	1,190	34,903
Sanders Morris Harris Group, Inc.	1,236	8,380
Stifel Financial Corp.†	1,495	51,413
SWS Group, Inc.	1,546	25,679
Thomas Weisel Partners Group, Inc.†	11,733	64,180

TradeStation Group, Inc.†	2,041	20,716
		656,657
Finance-Leasing Company — 0.3%
Financial Federal Corp.	23,898	524,800
Finance-Mortgage Loan/Banker — 0.0%
Doral Financial Corp.†	342	4,631
Federal Agricultural Mtg. Corp., Class C	602	14,917
IndyMac Bancorp, Inc.	6,409	3,974
		23,522
Finance-Other Services — 0.3%
Asset Acceptance Capital Corp.†	948	11,585
BGC Parnters, Inc., Class A†	398	3,005
FCStone Group, Inc.†	1,442	40,275
GFI Group, Inc.	4,198	37,824
MarketAxess Holdings, Inc.†	1,968	14,878
The Nasdaq OMX Group†	15,200	403,560
		511,127
Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	18,221	24,416
Assured Guaranty, Ltd.	3,543	63,739
PMI Group, Inc.	15,819	30,847
Primus Guaranty, Ltd.†	1,479	4,304
Radian Group, Inc.	5,109	7,408
		130,714
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	2,385	12,426
Fishery — 0.0%
HQ Sustainable Maritime Industries, Inc.†	424	5,618
Food-Baking — 0.1%
Flowers Foods, Inc.	4,911	139,178
Food-Canned — 0.5%
Del Monte Foods Co.	120,600	856,260
Treehouse Foods, Inc.†	1,982	48,083
		904,343
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,511	37,971
Food-Dairy Products — 0.0%
American Dairy, Inc.†	451	3,536
Lifeway Foods, Inc.	307	3,650
		7,186
Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	17,590	349,689
Food-Misc. — 0.2%
B&G Foods, Inc.	1,277	11,927
Cal-Maine Foods, Inc.	824	27,184
Calavo Growers, Inc.	659	8,073
Chiquita Brands International, Inc.†	2,750	41,717
Diamond Foods, Inc.	1,020	23,501
Hain Celestial Group, Inc.†	2,574	60,437
J & J Snack Foods Corp.	899	24,642
Lancaster Colony Corp.	1,281	38,789
Lance, Inc.	1,718	32,247
M&F Worldwide Corp.†	809	31,802
Ralcorp Holdings, Inc.†	1,635	80,834
Seaboard Corp.	21	32,571
Smart Balance, Inc.†	3,979	28,688
Zhongpin, Inc.†	1,172	14,650
		457,062
Food-Retail — 0.3%
Arden Group, Inc., Class A	73	9,252
Great Atlantic & Pacific Tea Co., Inc.†	2,240	51,117
Ingles Markets, Inc., Class A	799	18,640
Ruddick Corp.	2,674	91,745
Village Super Market, Class A	203	7,832
Weis Markets, Inc.	11,071	359,475
Winn-Dixie Stores, Inc.†	3,435	55,029
		593,090
Food-Wholesale/Distribution — 0.1%
Fresh Del Monte Produce, Inc.†	2,664	62,790
Nash Finch Co.	809	27,724
Spartan Stores, Inc.	1,390	31,970
United Natural Foods, Inc.†	2,724	53,064
		175,548
Footwear & Related Apparel — 0.5%
CROCS, Inc.†	5,286	42,341
Deckers Outdoor Corp.†	828	115,257
Iconix Brand Group, Inc.†	3,662	44,237
Skechers USA, Inc., Class A†	2,085	41,200
Steven Madden, Ltd.†	1,121	20,604
Timberland Co., Class A†	40,996	670,284
Weyco Group, Inc.	460	12,204
Wolverine World Wide, Inc.	3,161	84,304
		1,030,431
Forestry — 0.0%
Deltic Timber Corp.	668	35,745
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	5,312	38,246
Gambling (Non-Hotel) — 0.0%
Dover Downs Gaming & Entertainment, Inc.	887	5,695
Isle of Capri Casinos, Inc.†	1,003	4,804
Pinnacle Entertainment, Inc.†	3,809	39,956
		50,455
Gas-Distribution — 1.7%
AGL Resources, Inc.	39,300	1,358,994
Chesapeake Utilities Corp.	433	11,137
EnergySouth, Inc.	464	22,764
Laclede Group, Inc.	1,386	55,953
New Jersey Resources Corp.	18,198	594,165
Nicor, Inc.	2,867	122,105

Northwest Natural Gas Co.	14,668	678,541
Piedmont Natural Gas, Inc.	4,663	121,984
South Jersey Industries, Inc.	1,889	70,573
Southwest Gas Corp.	2,749	81,728
WGL Holdings, Inc.	3,142	109,153
		3,227,097
Golf — 0.1%
Callaway Golf Co.	15,853	187,541
Hazardous Waste Disposal — 0.0%
American Ecology Corp.	1,034	30,534
Energy Solutions, Inc.	2,109	47,136
		77,670
Health Care Cost Containment — 0.0%
Corvel Corp.†	509	17,240
Healthspring, Inc.†	3,139	52,986
		70,226
Heart Monitors — 0.0%
Cardiac Science Corp.†	1,235	10,127
Home Furnishings — 0.6%
American Woodmark Corp.	672	14,199
Ethan Allen Interiors, Inc.	1,563	38,450
Furniture Brands International, Inc.	71,839	959,769
Hooker Furniture Corp.	623	10,790
Kimball International, Inc., Class B	2,028	16,792
La-Z-Boy, Inc.	3,266	24,985
Sealy Corp.	2,809	16,124
Tempur-Pedic International, Inc.	4,744	37,051
		1,118,160
Hospital Beds/Equipment — 1.0%
Kinetic Concepts, Inc.†	47,900	1,911,689
Hotels/Motels — 0.1%
Gaylord Entertainment Co.†	2,595	62,176
Lodgian, Inc.†	1,030	8,065
Marcus Corp.	1,286	19,226
Morgans Hotel Group Co.†	1,714	17,654
		107,121
Housewares — 0.0%
Libbey, Inc.	928	6,905
National Presto Industries, Inc.	285	18,291
		25,196
Human Resources — 1.1%
Administaff, Inc.	1,369	38,181
AMN Healthcare Services, Inc.†	2,149	36,361
CDI Corp.	846	21,522
Cross Country Healthcare, Inc.†	42,647	614,543
Emergency Medical Services Corp., Class A†	27,692	626,670
Gevity HR, Inc.	1,481	7,968
Heidrick & Struggles International, Inc.	1,092	30,183
Hudson Highland Group, Inc.†	1,591	16,658
Kelly Services, Inc., Class A	1,667	32,223
Kenexa Corp.†	1,431	26,960
Kforce, Inc.†	1,947	16,530
Korn/Ferry International†	2,947	46,356
MPS Group, Inc.†	5,990	63,674
On Assignment, Inc.†	2,250	18,045
Resources Connection, Inc.	2,890	58,812
Spherion Corp.†	3,485	16,101
Successfactors Inc†	1,452	15,899
TrueBlue, Inc.†	39,005	515,256
		2,201,942
Identification Systems — 0.1%
Brady Corp., Class A	3,190	110,151
Checkpoint Systems, Inc.†	2,519	52,597
Cogent, Inc.†	2,609	29,664
L-1 Identity Solutions, Inc.†	4,135	55,078
		247,490
Independent Power Producers — 0.0%
Ormat Technologies, Inc.	1,137	55,918
Synthesis Energy Systems, Inc.†	1,224	11,016
		66,934
Industrial Audio & Video Products — 0.0%
China Security & Surveillance Technology, Inc.†	1,707	23,010
Sonic Solutions†	1,408	8,392
		31,402
Industrial Automated/Robotic — 0.2%
Cognex Corp.	2,661	61,336
Gerber Scientific, Inc.†	1,504	17,116
Hurco Cos., Inc.†	408	12,603
Intermec, Inc.†	3,910	82,423
iRobot Corp.†	1,137	15,622
Nordson Corp.	2,140	155,985
		345,085
Instruments-Controls — 0.1%
Photon Dynamics, Inc.†	1,128	17,010
Watts Water Technologies, Inc., Class A	1,855	46,190
Woodward Governor Co.	3,730	133,012
		196,212
Instruments-Scientific — 0.1%
Dionex Corp.†	1,164	77,255
FEI Co.†	2,316	52,758
OYO Geospace Corp.†	259	15,265
Varian, Inc.†	1,876	95,789
		241,067
Insurance Brokers — 0.1%
Crawford & Co., Class B†	1,535	12,265
eHealth, Inc.†	1,583	27,956
Hilb Rogal and Hobbs Co.	2,312	100,479
Life Partners Holdings, Inc.	376	7,512
		148,212
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	3,469	28,272
Delphi Financial Group, Inc., Class A	2,625	60,742

FBL Financial Group, Inc., Class A	814	16,182
Independence Holding Co.	412	4,025
Kansas City Life Insurance Co.	290	12,108
National Western Life Insurance Co., Class A	144	31,464
Presidential Life Corp.	1,376	21,218
Reinsurance Group of America, Inc.	9,500	413,440
The Phoenix Cos., Inc.	7,267	55,302
Universal American Financial Corp.†	2,498	25,530
		668,283
Insurance-Multi-line — 0.3%
Citizens, Inc.†	2,373	14,546
HCC Insurance Holdings, Inc.	22,500	475,650
Horace Mann Educators Corp.	2,581	36,186
United Fire & Casualty Co.	1,446	38,941
		565,323
Insurance-Property/Casualty — 1.1%
AmCOMP, Inc.†	799	7,766
American Physicians Capital, Inc.	533	25,818
American Safety Insurance Holdings, Ltd.†	674	9,692
Amerisafe, Inc.†	1,196	19,064
Amtrust Financial Services, Inc.	1,006	12,676
Baldwin & Lyons, Inc., Class B	545	9,527
Castlepoint Holdings, Ltd.	2,124	19,307
CNA Surety Corp.†	35,633	450,401
Darwin Professional Underwriters, Inc.†	487	15,000
Donegal Group, Inc., Class A	744	11,807
EMC Insurance Group, Inc.	16,212	390,385
Employers Holdings, Inc.	3,139	64,977
Enstar Group, Ltd.†	322	28,175
First Acceptance Corp.†	1,096	3,507
First Mercury Financial Corp.†	923	16,282
FPIC Insurance Group, Inc.†	560	25,379
Hallmark Financial Services†	374	3,617
Harleysville Group, Inc.	829	28,045
Infinity Property & Casualty Corp.	1,029	42,724
LandAmerica Financial Group, Inc.	983	21,813
Meadowbrook Insurance Group, Inc.	77,292	409,648
National Interstate Corp.	390	7,168
Navigators Group, Inc.†	837	45,240
NYMAGIC, Inc.	282	5,403
PMA Capital Corp., Class A†	2,018	18,586
ProAssurance Corp.†	2,036	97,952
Procentury Corp.	853	13,511
Quanta Capital Holdings, Ltd.	4,455	11,761
RLI Corp.	1,185	58,622
Safety Insurance Group, Inc.	1,033	36,826
SCPIE Holdings, Inc.†	547	15,311
SeaBright Insurance Holdings, Inc.†	1,347	19,505
Selective Insurance Group, Inc.	3,386	63,521
State Auto Financial Corp.	899	21,513
Stewart Information Services Corp.	1,084	20,965
Tower Group, Inc.	1,283	27,187
United America Indemnity, Ltd. Class A†	1,282	17,140
Zenith National Insurance Corp.	2,362	83,048
		2,178,869
Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.†	1,950	65,442
Aspen Insurance Holdings, Ltd.	5,425	128,410
Flagstone Reinsurance Holdings, Ltd.	1,913	22,554
Greenlight Capital Re, Ltd. Class A†	1,830	41,834
IPC Holdings, Ltd.	3,403	90,350
Maiden Holdings, Ltd.	3,121	19,974
Max Re Capital, Ltd.	3,586	76,489
Montpelier Re Holdings, Ltd.	5,931	87,482
Odyssey Re Holdings Corp.	1,541	54,706
Platinum Underwriters Holdings, Ltd.	3,108	101,352
Validus Holdings, Ltd.	4,093	86,976
		775,569
Internet Application Software — 0.2%
Art Technology Group, Inc.†	8,181	26,179
China Information Security Technology, Inc.†	1,456	8,241
CyberSource Corp.†	4,382	73,311
DealerTrack Holdings, Inc.†	2,708	38,210
eResearch Technology, Inc.†	2,746	47,890
Interwoven, Inc.†	2,893	34,745
RealNetworks, Inc.†	5,746	37,924
S1 Corp.†	3,136	23,740
Stellent, Inc.†	1,435	20,951
Vignette Corp.†	1,570	18,840
Vocus, Inc.†	1,020	32,813
		362,844
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.†	3,022	40,495
Internap Network Services Corp.†	3,203	14,990
PC-Tel, Inc.	1,325	12,707
		68,192
Internet Content-Information/News — 0.1%
Dice Hldgs Inc†	999	8,252
Hsw Intl Inc†	1,771	5,136
InfoSpace, Inc.	2,185	18,201
Loopnet, Inc.†	1,859	21,007
TechTarget, Inc.†	884	9,335
The Knot, Inc.†	1,793	17,535
TheStreet.com, Inc.	1,157	7,532
		86,998
Internet Financial Services — 0.0%
Online Resources Corp.†	1,831	15,289
thinkorswim Group, Inc.†	3,306	23,307
		38,596
Internet Incubators — 0.0%
Cmgi Inc†	3,113	32,998
Internet Capital Group, Inc.†	2,459	19,008
Safeguard Scientifics, Inc.†	7,721	9,574
		61,580

Internet Infrastructure Equipment — 0.0%
Avocent Corp.†	2,842	52,861
Internet Infrastructure Software — 0.1%
AsiaInfo Holdings, Inc.†	2,200	26,004
Chordiant Software, Inc.†	1,909	9,545
SupportSoft, Inc.†	2,939	9,552
TeleCommunication Systems, Inc., Class A†	2,138	9,899
TIBCO Software, Inc.†	11,844	90,606
		145,606
Internet Security — 0.5%
Blue Coat Systems, Inc.†	2,104	29,687
Entrust, Inc.†	3,892	11,442
McAfee, Inc.†	24,920	848,028
Secure Computing Corp.†	3,362	13,919
SonicWALL, Inc.†	3,648	23,530
Sourcefire, Inc.†	1,272	9,833
Vasco Data Security International, Inc.†	1,706	17,964
		954,403
Internet Telephone — 0.0%
Ibasis, Inc.	1,996	6,547
j2 Global Communications, Inc.†	2,821	64,883
		71,430
Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	2,891	127,406
Investment Companies — 0.2%
Ampal American Israel Class A†	1,250	5,637
Apollo Investment Corp.	9,035	129,472
Ares Capital Corp.	6,172	62,214
Blackrock Kelso Capital Corp	826	7,814
Capital Southwest Corp.	193	20,116
Gladstone Capital Corp.	1,340	20,422
Gladstone Investment Corp.	1,403	9,021
Harris & Harris Group, Inc.†	1,481	8,886
Hercules Technology Growth Capital, Inc.	2,087	18,637
Kohlberg Capital Corp.	1,099	10,990
MCG Capital Corp.	4,804	19,120
Medallion Financial Corp.	943	8,883
MVC Capital, Inc.	1,543	21,124
NGP Capital Resources Co.	1,374	21,173
Patriot Capital Funding, Inc.	1,315	8,219
PennantPark Investment Corp.	1,338	9,647
Prospect Capital Corp.	1,669	21,997
		403,372
Investment Management/Advisor Services — 0.1%
Calamos Asset Management, Inc., Class A	1,278	21,764
Cohen & Steers, Inc.	1,065	27,658
Epoch Holding Corp.	641	5,840
GAMCO Investors, Inc., Class A	481	23,867
National Financial Partners Corp.	2,510	49,748
Pzena Investment Management, Inc. Class A	391	4,989
U.S. Global Investors, Inc., Class A	804	13,467
Westwood Holdings Group, Inc.	341	13,572
		160,905
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,500	44,835
Cymer, Inc.†	1,928	51,824
Electro Scientific Industries, Inc.†	1,722	24,401
Excel Technology, Inc.†	690	15,401
II-VI, Inc.†	1,551	54,161
Newport Corp.†	2,287	26,049
Rofin-Sinar Technologies, Inc.†	1,886	56,957
		273,628
Leisure Products — 0.1%
Brunswick Corp.	5,564	58,978
Marine Products Corp.	636	4,198
WMS Industries, Inc.†	2,787	82,969
		146,145
Lighting Products & Systems — 0.0%
Orion Energy Systems ,Inc.†	570	5,700
Universal Display Corp.†	1,837	22,632
		28,332
Linen Supply & Related Items — 0.2%
Angelica Corp.	477	10,146
G&K Services, Inc., Class A	11,792	359,184
UniFirst Corp.	912	40,730
		410,060
Machine Tools & Related Products — 0.5%
K-Tron International, Inc.†	154	19,958
Kennametal, Inc.	26,220	853,461
Thermadyne Holdings Corp.†	850	12,572
		885,991
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	1,146	36,832
Machinery-Electrical — 0.6%
Baldor Electric Co.	2,929	102,457
Franklin Electric Co., Inc.	1,453	56,347
Raser Technologies, Inc.†	2,862	27,876
Regal-Beloit Corp.	23,373	987,509
		1,174,189
Machinery-Farming — 0.0%
Alamo Group, Inc.	393	8,092
Gehl Co.†	660	9,762
Lindsay Corp.	757	64,322
		82,176
Machinery-General Industrial — 2.5%
Albany International Corp., Class A	29,385	852,165
Altra Holdings, Inc.†	1,677	28,190
Applied Industrial Technologies, Inc.	2,687	64,945
Chart Industries, Inc.†	1,799	87,503
DXP Enterprises, Inc.†	228	9,494
Flow International Corp.†	2,388	18,626

IDEX Corp.	26,680	982,891
Intevac, Inc.†	1,378	15,544
Kadant, Inc.†	885	20,001
Middleby Corp.†	1,077	47,291
Robbins & Myers, Inc.	1,781	88,819
Sauer-Danfoss, Inc.	26,035	810,990
Tennant Co.	1,054	31,694
The Manitowoc Co., Inc.	16,100	523,733
Twin Disc, Inc.	553	11,574
Wabtec Corp.	25,735	1,251,236
		4,844,696
Machinery-Material Handling — 0.2%
Cascade Corp.	576	24,376
Columbus McKinnon Corp.†	11,506	277,065
Key Technology, Inc.†	357	11,356
NACCO, Industries, Inc., Class A	377	28,030
		340,827
Machinery-Print Trade — 0.0%
Presstek, Inc.†	1,752	8,690
Machinery-Pumps — 0.0%
Gorman-Rupp Co.	911	36,294
Tecumseh Products Co., Class A†	1,035	33,928
		70,222
Machinery-Thermal Process — 0.0%
TurboChef Technologies, Inc.†	1,499	7,165
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	2,529	15,452
Odyssey Marine Exploration, Inc.†	3,054	12,094
		27,546
Medical Imaging Systems — 0.0%
IRIS International, Inc.†	1,169	18,295
Vital Images, Inc.†	1,093	13,597
		31,892
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	3,624	44,974
Computer Programs & Systems, Inc.	587	10,173
Eclipsys Corp.†	3,453	63,397
Phase Forward, Inc.†	2,718	48,842
Quality Systems, Inc.	1,112	32,559
		199,945
Medical Instruments — 0.4%
Abaxis, Inc.†	1,377	33,227
AngioDynamics, Inc.†	1,536	20,920
ArthroCare Corp.†	1,691	69,010
Bruker BioSciences Corp.†	3,207	41,210
CardioNet ,Inc.†	286	7,616
Conceptus, Inc.†	1,919	35,482
CONMED Corp.†	1,820	48,321
Datascope Corp.	836	39,292
Dexcom, Inc.†	1,666	10,063
ev3, Inc.†	4,465	42,328
Kensey Nash Corp.†	459	14,711
Micrus Endovascular Corp.†	988	13,852
Natus Medical, Inc.†	1,751	36,666
NuVasive, Inc.†	2,259	100,887
Spectranetics Corp.†	2,010	19,819
Stereotaxis, Inc.†	1,734	9,294
SurModics, Inc.†	979	43,898
Symmetry Medical, Inc.†	2,253	36,544
Thoratec Corp.†	3,460	60,169
Trans1, Inc.†	775	11,679
Vision-Sciences, Inc.†	1,069	4,009
		698,997
Medical Labs & Testing Services — 0.2%
Bio-Reference Laboratories, Inc.†	733	16,353
Genoptix, Inc.†	528	16,658
Life Sciences Research, Inc.†	555	15,673
National Dentex Corp.†	24,840	313,978
		362,662
Medical Laser Systems — 0.0%
Cynosure, Inc. Class A†	607	12,031
Palomar Medical Technologies, Inc.†	1,159	11,567
		23,598
Medical Products — 0.9%
ABIOMED, Inc.†	1,934	34,328
Accuray, Inc.†	2,292	16,709
Alphatec Holdings, Inc.†	1,584	6,463
American Medical Systems Holdings, Inc.†	4,622	69,099
Atrion Corp.	95	9,103
Caliper Life Sciences, Inc.†	3,035	7,861
Cantel Medical Corp.†	793	8,025
Cyberonics, Inc.†	1,508	32,724
Exactech, Inc.†	447	11,492
Genomic Health, Inc.†	885	16,948
Haemonetics Corp.†	1,634	90,622
Hanger Orthopedic Group, Inc.†	1,458	24,042
Invacare Corp.	2,038	41,657
Luminex Corp.†	2,339	48,066
Mentor Corp.	2,145	59,674
Metabolix, Inc.†	1,206	11,819
NxStage Medical, Inc.†	1,304	5,007
Orthofix International NV†	14,886	430,950
Orthovita, Inc.†	4,206	8,622
PSS World Medical, Inc.†	3,934	64,124
Synovis Life Technologies, Inc.†	791	14,894
TomoTherapy, Inc.†	61,842	552,249
Vital Signs, Inc.	511	29,015
Vnus Medical Technologies, Inc.†	826	16,528
West Pharmaceutical Services, Inc.	2,054	88,897
Wright Medical Group, Inc.†	2,361	67,076
Zoll Medical Corp.†	1,327	44,680
		1,810,674
Medical Sterilization Products — 0.1%
STERIS Corp.	3,719	106,958
Medical-Biomedical/Gene — 1.0%
Acorda Therapeutics, Inc.†	2,075	68,122

Affymax, Inc.†	666	10,596
Affymetrix, Inc.†	4,410	45,379
Alexion Pharmaceuticals, Inc.†	2,441	176,972
AMAG Pharmaceuticals, Inc.†	1,080	36,828
American Oriental Bioengineering, Inc.†	3,921	38,700
Applera Corp. - Celera Group†	5,081	57,720
Arena Pharmaceuticals, Inc.†	4,691	24,346
ARIAD Pharmaceuticals, Inc.†	4,412	10,589
Arqule, Inc.†	2,576	8,372
AVANT Immunotherapeutics, Inc.	948	12,921
Bio-Rad Laboratories, Inc., Class A†	1,203	97,311
BioMimetic Therapeutics, Inc.†	842	10,037
Cambrex Corp.†	1,848	10,848
Cell Genesys, Inc.†	5,454	14,180
Clinical Data, Inc.†	658	9,390
Cougar Biotechnology, Inc.†	947	22,567
CryoLife, Inc.†	1,768	20,226
Cytokinetics, Inc.†	2,220	8,236
Enzo Biochem, Inc.†	22,141	248,422
Enzon Pharmaceuticals, Inc.†	2,842	20,235
Exelixis, Inc.†	6,677	33,385
Geron Corp.†	4,949	17,074
GTx, Inc.†	1,183	16,976
Halozyme Therapeutics, Inc.†	3,864	20,788
Human Genome Sciences, Inc.†	8,604	44,827
Idera Pharmaceuticals, Inc.†	1,305	19,066
Immunogen, Inc.†	2,726	8,342
Immunomedics, Inc.†	4,151	8,842
Incyte Corp.†	4,221	32,122
Integra LifeSciences Holdings Corp.†	1,131	50,307
InterMune, Inc.†	2,007	26,332
Lexicon Genetics, Inc.†	5,101	8,162
Marshall Edwards, Inc.†	1,229	3,158
Martek Biosciences Corp.†	2,088	70,386
Maxygen, Inc.†	1,598	5,417
Medivation, Inc.†	1,619	19,153
Molecular Insight Pharmaceuticals, Inc.†	1,123	6,188
Momenta Pharmaceuticals, Inc.†	1,559	19,176
Myriad Genetics, Inc.†	2,836	129,095
Nanosphere, Inc.†	819	6,437
Nektar Therapeutics†	5,870	19,664
Novavax, Inc.†	3,313	8,249
Omrix Biopharmaceuticals, Inc.†	908	14,292
Optimer Pharmaceuticals, Inc.†	1,536	12,457
Orexigen Therapeutics, Inc.†	1,273	10,044
PDL BioPharma, Inc.	7,579	80,489
Protalix BioTherapeutics, Inc.†	684	1,854
Regeneron Pharmaceuticals, Inc.†	3,940	56,894
Repligen Corp.†	1,973	9,312
Rexahn Pharmaceuticals, Inc.†	1,855	6,010
RTI Biologics ,Inc.†	3,413	29,864
Sangamo Biosciences, Inc.†	2,326	23,144
Savient Pharmaceuticals, Inc.†	3,445	87,158
Seattle Genetics, Inc.†	3,847	32,546
Sequenom ,Inc.†	2,884	46,029
Tercica, Inc.†	1,081	9,545
Third Wave Technologies, Inc.†	2,800	31,248
XOMA, Ltd.†	8,403	14,201
		1,990,230
Medical-Drugs — 0.6%
Acadia Pharmaceuticals, Inc.†	2,097	7,738
Adolor Corp.†	2,924	16,023
Akorn, Inc.†	3,622	11,989
Amicus Therapeutics, Inc.†	310	3,311
Ardea Biosciences, Inc.	686	8,795
Array Biopharma, Inc.†	3,020	14,194
Auxilium Pharmaceuticals, Inc.†	2,614	87,883
Biodel, Inc.†	682	8,866
Bioform Med Inc†	1,389	5,612
Cadence Pharmaceuticals, Inc.†	1,284	7,820
China Sky One Medical, Inc.†	472	5,253
Cubist Pharmaceuticals, Inc.†	3,582	63,974
Cytori Therapeutics, Inc.†	1,265	8,197
Durect Corp.†	4,710	17,286
Emergent Biosolutions, Inc.†	860	8,540
Idenix Pharmaceuticals, Inc.†	1,589	11,552
Indevus Pharmaceuticals, Inc.†	4,924	7,731
Javelin Pharmaceuticals, Inc.†	3,126	7,252
Jazz Pharmaceuticals, Inc.†	421	3,120
K-V Pharmaceutical Co., Class A†	2,092	40,438
Ligand Pharmaceuticals, Inc. Class B†	5,354	13,920
MAP Pharmaceuticals, Inc.†	496	5,124
Medicis Pharmaceutical Corp., Class A	3,585	74,496
MiddleBrook Pharmaceuticals, Inc.†	2,277	7,696
Opko Health, Inc.†	3,048	4,633
OSI Pharmaceuticals, Inc.†	3,633	150,116
Pain Therapeutics, Inc.†	2,183	17,246
Pharmasset, Inc.†	994	18,767
PharMerica Corp.†	1,932	43,644
Pozen, Inc.†	1,654	17,995
Prestige Brands Holdings, Inc.†	2,144	22,855
Rigel Pharmaceuticals, Inc.†	2,317	52,503
Salix Pharmaceuticals, Ltd.†	3,033	21,322
Sciele Pharma, Inc.	2,226	43,073
Sucampo Pharmaceuticals, Inc. Class A†	581	6,234
Synta Pharmaceuticals Corp.†	1,063	6,484
Targacept, Inc.†	1,152	8,375
Valeant Pharmaceuticals International†	4,430	75,797
ViroPharma, Inc.†	4,443	49,140
XenoPort, Inc.†	1,597	62,331
Zymogenetics, Inc.†	2,370	19,955
		1,067,280
Medical-Generic Drugs — 0.3%
Acura Pharmaceuticals, Inc.†	518	4,118
Alpharma, Inc., Class A†	2,813	63,377
Caraco Pharmaceutical Laboratories, Ltd†	648	8,553
Mylan, Inc.†	43,400	523,838
Par Pharmaceutical Cos., Inc.†	2,194	35,609
		635,495
Medical-HMO — 0.1%
AMERIGROUP Corp.†	3,401	70,741
Centene Corp.†	2,757	46,290
Magellan Health Services, Inc.†	2,572	95,241
Molina Healthcare, Inc.†	923	22,466

Triple-S Management Corp., Class B†	901	14,731
		249,469
Medical-Hospitals — 0.4%
LifePoint Hospitals, Inc.†	24,850	703,255
MedCath Corp.†	1,011	18,178
		721,433
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc. Class A†	3,485	19,167
Ensign Group, Inc.	528	6,072
Kindred Healthcare, Inc.†	1,779	51,164
National Healthcare Corp.	539	24,702
Skilled Healthcare Group, Inc. Class A†	1,111	14,910
Sun Healthcare Group, Inc.†	2,733	36,595
		152,610
Medical-Outpatient/Home Medical — 0.6%
Air Methods Corp.†	30,182	754,550
Almost Family, Inc.†	404	10,746
Amedisys, Inc.†	1,683	84,857
Amsurg Corp.†	1,999	48,676
Apria Healthcare Group, Inc.†	2,787	54,040
Gentiva Health Services, Inc.†	1,615	30,766
LHC Group, Inc.†	930	21,623
Odyssey HealthCare, Inc.†	2,080	20,259
Res-Care, Inc.†	1,576	28,021
		1,053,538
Metal Processors & Fabrication — 1.6%
Ampco-Pittsburgh Corp.	526	23,397
CIRCOR International, Inc.	1,069	52,370
Dynamic Materials Corp.	801	26,393
Haynes International, Inc.†	3,607	207,583
Kaydon Corp.	19,388	996,737
Ladish Co., Inc.†	925	19,046
LB Foster Co., Class A†	701	23,273
Mueller Industries, Inc.	15,742	506,892
NN, Inc.	1,007	14,038
RBC Bearings, Inc.†	32,717	1,090,130
Sun Hydraulics Corp.	741	23,912
Trimas Corp.†	930	5,571
Worthington Industries, Inc.	4,086	83,763
		3,073,105
Metal Products-Distribution — 0.0%
A.M. Castle & Co.	1,048	29,983
Esmark, Inc.†	1,001	19,139
Lawson Products, Inc.	266	6,592
		55,714
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	1,001	53,584
Metal-Diversified — 0.1%
Apex Silver Mines, Ltd.†	3,744	18,383
Hecla Mining Co.†	8,092	74,932
		93,315
Mining — 0.0%
Allied Nevada Gold Corp.†	2,860	16,845
Royal Gold, Inc.	1,857	58,236
		75,081
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.	593	9,951
AptarGroup, Inc.	14,730	617,923
China Fire & Security Group, Inc.†	889	7,156
Freightcar America, Inc.	753	26,732
Reddy Ice Holdings, Inc.	1,135	15,527
		677,289
Motion Pictures & Services — 0.8%
Macrovision Solutions Corp.†	103,161	1,543,289
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	1,621	14,054
Nighthawk Radiology Holdings, Inc.†	1,593	11,279
RadNet, Inc.†	1,355	8,401
Virtual Radiologic Corp.†	444	5,883
		39,617
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	3,146	46,938
Multimedia — 0.1%
Belo Corp., Class A	5,661	41,382
Entravision Communications Corp., Class A†	3,779	15,192
Journal Communications, Inc., Class A	2,681	12,922
Martha Stewart Living Omnimedia, Inc., Class A†	1,607	11,892
Media General, Inc., Class A	1,452	17,351
		98,739
Music — 0.0%
Steinway Musical Instruments, Inc.†	436	11,510
Networking Products — 1.1%
3Com Corp.†	25,612	54,297
Acme Packet, Inc.†	1,726	13,394
Adaptec, Inc.†	7,682	24,582
Anixter International, Inc.†	1,897	112,852
Atheros Communications, Inc.†	3,769	113,070
BigBand Networks, Inc.†	2,088	9,876
Black Box Corp.	20,153	547,960
Extreme Networks, Inc.†	7,388	20,982
Foundry Networks, Inc.†	80,966	957,018
Hypercom Corp.†	3,392	14,925
Infinera Corp.†	5,894	51,985
Ixia†	2,709	18,828
Netgear, Inc.†	2,245	31,116
Parkervision, Inc.†	1,460	14,498
Polycom, Inc.†	5,561	135,466
Starent Networks Corp.†	1,889	23,764
Switch & Data Facilities Co., Inc.†	1,303	22,138
		2,166,751
Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	1,295	31,624
Horsehead Holding Corp.†	2,218	26,971
RTI International Metals, Inc.†	1,461	52,041
Uranium Resources, Inc.†	2,940	10,848

USEC, Inc.†	7,062	42,937
		164,421
Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	1,430	17,432
Waste Connections, Inc.†	4,218	134,681
Waste Services, Inc.†	1,508	10,616
		162,729
Office Automation & Equipment — 0.0%
IKON Office Solutions, Inc.	5,145	58,036
Office Furnishings-Original — 0.1%
Herman Miller, Inc.	3,565	88,733
HNI Corp.	2,823	49,854
Interface, Inc. Class A	3,385	42,414
Knoll, Inc.	3,075	37,361
		218,362
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	3,441	38,642
Ennis, Inc.	1,634	25,572
The Standard Register Co.	941	8,874
		73,088
Oil & Gas Drilling — 0.2%
Atlas America, Inc.	2,192	98,749
Bronco Drilling Co., Inc.†	1,669	30,676
Grey Wolf, Inc.†	11,361	102,590
Parker Drilling Co.†	7,175	71,822
Pioneer Drilling Co.†	3,163	59,496
		363,333
Oil Companies-Exploration & Production — 4.8%
Abraxas Petroleum Corp.†	2,667	14,428
American Oil And Gas, Inc.†	2,330	9,134
APCO Argentina, Inc.	243	7,035
Approach Resources, Inc.†	571	15,297
Arena Resources, Inc.†	2,233	117,947
ATP Oil & Gas Corp.†	1,765	69,665
Berry Petroleum Co., Class A	2,711	159,624
Bill Barrett Corp.†	2,327	138,247
BMB Munai, Inc.†	2,370	14,078
Bois d'Arc Energy, Inc.†	1,233	29,974
BPZ Energy, Inc.†	3,807	111,926
Brigham Exploration Co.†	2,935	46,461
Callon Petroleum Co.†	1,331	36,416
Cano Petroleum, Inc.†	2,458	19,517
Carrizo Oil & Gas, Inc.†	1,736	118,204
Clayton Williams Energy, Inc.†	343	37,713
Comstock Resources, Inc.†	2,894	244,340
Concho Resources, Inc.†	3,162	117,943
Contango Oil & Gas Co.†	835	77,588
Delta Petroleum Corp.†	3,947	100,727
Denbury Resources, Inc.†	30,320	1,106,680
Double Eagle Petroleum Co.†	518	9,443
Endeavour International Corp.†	7,222	15,672
Energy Partners, Ltd.†	2,027	30,243
Energy XXI Bermuda, Ltd.	4,429	30,649
EXCO Resources, Inc.†	4,729	174,547
FX Energy, Inc.†	2,560	13,491
Gasco Energy, Inc.†	5,953	24,705
GeoGlobal Resources, Inc.†	2,413	5,140
GeoMet, Inc.†	1,172	11,111
Georesources, Inc.	349	6,429
GMX Resources, Inc.†	930	68,913
Goodrich Petroleum Corp.†	1,277	105,889
Gran Tierra Energy, Inc.†	6,063	48,322
Gulfport Energy Corp.†	1,666	27,439
Harvest Natural Resources, Inc.†	2,240	24,774
Houston American Energy Corp.†	947	10,625
McMoRan Exploration Co.†	3,206	88,229
Meridian Resource Corp.†	4,927	14,535
Northern Oil And Gas, Inc.†	1,245	16,534
Oilsands Quest, Inc.†	10,478	68,107
Panhandle Oil and Gas, Inc.	465	15,745
Parallel Petroleum Corp.†	41,105	827,444
Penn Virginia Corp.	2,642	199,260
Petroleum Development Corp.†	943	62,700
Petroquest Energy, Inc.†	2,755	74,109
PrimeEnergy Corp.†	59	3,274
Quest Resource Corp.†	1,273	14,525
Quicksilver Resources, Inc.†	29,000	1,120,560
RAM Energy Resources, Inc.†	2,289	14,421
Range Resources Corp.	17,000	1,114,180
Rex Energy Corp†	1,065	28,116
Rosetta Resources, Inc.†	3,267	93,109
Stone Energy Corp.†	1,808	119,165
Swift Energy Co.†	1,940	128,156
Toreador Resources Corp.†	1,074	9,161
Tri-Valley Corp.†	1,424	10,580
TXCO Resources, Inc.†	67,026	788,226
Vaalco Energy, Inc.†	3,755	31,805
Venoco, Inc.†	1,286	29,848
Warren Resources, Inc.†	3,702	54,345
XTO Energy, Inc.	15,277	1,046,627
		9,173,097
Oil Companies-Integrated — 0.0%
Delek US Holdings, Inc.	842	7,755
PetroCorp, Inc.(4)(5)	154	0
		7,755
Oil Field Machinery & Equipment — 1.0%
Bolt Technology Corp.†	547	12,346
CARBO Ceramics, Inc.	1,304	76,088
Complete Production Services, Inc.†	3,050	111,081
Dril-Quip, Inc.†	1,965	123,795
Flotek Industries, Inc.†	1,439	29,672
Gulf Island Fabrication, Inc.	773	37,823
Lufkin Industries, Inc.	939	78,200
Mitcham Industries, Inc.†	622	10,624
NATCO Group, Inc., Class A†	1,270	69,253
National-Oilwell Varco, Inc.†	14,160	1,256,275
Natural Gas Services Group, Inc.†	768	23,409
T-3 Energy Services, Inc.†	792	62,940
		1,891,506
Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.	687	8,217
Cheniere Energy, Inc.†	3,084	13,477
Crosstex Energy, Inc.	2,555	88,556

CVR Energy, Inc.†	1,461	28,124
Sulphco, Inc.†	3,382	7,677
Western Refining, Inc.	1,897	22,461
		168,512
Oil-Field Services — 1.4%
Allis-Chalmers Energy, Inc.†	1,780	31,684
Basic Energy Services, Inc.†	2,621	82,561
Cal Dive International, Inc.†	2,808	40,126
Exterran Holdings, Inc.†	5,800	414,642
Geokinetics, Inc.†	304	5,505
Global Industries, Ltd.†	64,800	1,161,864
Hornbeck Offshore Services, Inc.†	1,472	83,183
Matrix Service Co.†	1,651	38,072
Newpark Resources, Inc.†	5,707	44,857
RPC, Inc.	1,842	30,946
Superior Well Services, Inc.†	11,579	367,170
Trico Marine Services, Inc.†	806	29,355
Union Drilling, Inc.†	892	19,339
W-H Energy Services, Inc.†	1,965	188,129
Willbros Group, Inc.†	2,467	108,079
		2,645,512
Optical Recognition Equipment — 0.0%
Digimarc Corp.†	1,285	18,196
Paper & Related Products — 0.3%
AbitibiBowater, Inc.	3,377	31,507
Boise, Inc.†	2,267	8,728
Buckeye Technologies, Inc.†	2,490	21,065
Glatfelter	2,873	38,814
Kapstone Paper and Packaging Corp.†	1,139	7,597
Louisiana-Pacific Corp.	21,561	183,053
Mercer International, Inc. SBI†	1,912	14,302
Neenah Paper, Inc.	927	15,490
Potlatch Corp.	2,502	112,890
Rock-Tenn Co., Class A	2,421	72,606
Schweitzer-Mauduit International, Inc.	995	16,766
Verso Paper Corp.†	889	7,521
Wausau Paper Corp.	2,802	21,604
Xerium Technologies, Inc.	1,318	5,219
		557,162
Pastoral & Agricultural — 0.0%
AgFeed Industries, Inc.†	1,261	18,877
Patient Monitoring Equipment — 0.1%
Insulet Corp.†	1,165	18,326
Masimo Corp.†	2,926	100,508
Somanetics Corp.†	817	17,320
		136,154
Pharmacy Services — 0.0%
HealthExtras, Inc.†	2,094	63,113
Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp.†	5,024	83,549
Psychiatric Solutions, Inc.†	3,521	133,235
RehabCare Group, Inc.†	39,126	627,190
U.S. Physical Therapy, Inc.†	754	12,373
		856,347
Physicians Practice Management — 0.2%
athenahealth, Inc.†	1,312	40,357
Healthways, Inc.†	2,232	66,067
IPC The Hospitalist Co., Inc.†	360	6,775
Pediatrix Medical Group, Inc.†	5,685	279,873
		393,072
Platinum — 0.0%
Stillwater Mining Co.†	2,511	29,705
Pollution Control — 0.0%
Fuel Tech, Inc.†	1,124	19,805
Poultry — 0.0%
Pilgrim's Pride Corp.	2,865	37,216
Sanderson Farms, Inc.	1,288	44,462
		81,678
Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	2,082	28,523
Beacon Power Corp.†	5,634	11,719
Capstone Turbine Corp.†	9,248	38,749
Hubbell, Inc., Class B	9,850	392,719
Powell Industries, Inc.†	470	23,693
Power-One, Inc.†	4,739	8,957
PowerSecure International, Inc.†	31,514	228,792
Vicor Corp.	1,233	12,305
		745,457
Precious Metals — 0.1%
Coeur d'Alene Mines Corp.†	34,994	101,483
Printing-Commercial — 0.1%
Bowne & Co., Inc.	1,708	21,777
Cenveo, Inc.†	3,051	29,808
Consolidated Graphics, Inc.†	633	31,188
Multi-Color Corp.	603	12,657
Valassis Communications, Inc.†	3,052	38,211
VistaPrint, Ltd.†	2,804	75,035
		208,676
Private Corrections — 0.8%
Cornell Cos., Inc.†	706	17,022
Corrections Corp. of America†	51,500	1,414,705
Geo Group, Inc.†	3,239	72,877
		1,504,604
Protection/Safety — 0.0%
Landauer, Inc.	589	33,125

Protection One, Inc.†	394	3,310
		36,435
Publishing-Books — 0.0%
Courier Corp.	663	13,313
Scholastic Corp.†	1,528	43,793
		57,106
Publishing-Newspapers — 0.0%
AH Belo Corp.	1,301	7,416
Dolan Media Co.†	1,393	25,353
GateHouse Media, Inc.	2,009	4,942
Lee Enterprises, Inc.	2,852	11,379
McClatchy Co., Class A	3,613	24,496
		73,586
Publishing-Periodicals — 0.0%
Idearc, Inc.	9,362	22,001
Playboy Enterprises, Inc., Class B†	1,355	6,694
Primedia, Inc.	1,600	7,456
Value Line, Inc.	86	2,859
		39,010
Quarrying — 0.1%
Compass Minerals International, Inc.	2,058	165,793
Vulcan Materials Co.	972	58,106
		223,899
Racetracks — 0.7%
Churchill Downs, Inc.	608	21,201
Dover Motorsports, Inc.	963	4,901
International Speedway Corp., Class A	15,000	585,450
Speedway Motorsports, Inc.	34,365	700,359
		1,311,911
Radio — 0.0%
Citadel Broadcasting Corp.†	11,510	14,042
Cox Radio, Inc., Class A†	1,629	19,222
Cumulus Media, Inc., Class A†	1,675	6,600
Entercom Communications Corp., Class A	1,631	11,450
Westwood One, Inc.†	4,513	5,596
		56,910
Real Estate Investment Trusts — 4.1%
Acadia Realty Trust	2,050	47,457
Agree Reality Corp.	495	10,915
Alexander's, Inc.†	128	39,757
American Campus Communities, Inc.	2,533	70,519
American Capital Agency Corp.	635	10,566
Annaly Mtg. Management, Inc.	48,290	748,978
Anthracite Capital, Inc.	3,481	24,506
Anworth Mortgage Asset Corp.	5,239	34,106
Arbor Realty Trust, Inc.	901	8,082
Ashford Hospitality Trust, Inc.	7,605	35,135
Associated Estates Realty Corp.	921	9,864
BioMed Realty Trust, Inc.	41,826	1,025,992
Capital Lease Funding, Inc.	2,842	21,287
Capital Trust, Inc., Class A	1,056	20,286
Capstead Mtg. Corp.	3,405	36,944
Care Investment Trust, Inc.	843	8,396
CarrAmerica Realty Corp.†	843	7,949
Cedar Shopping Centers, Inc.	2,432	28,503
Chimera Investment Corp.	2,143	19,308
Cogdell Spencer, Inc.	670	10,887
Colonial Properties Trust	3,012	60,300
Corporate Office Properties Trust	2,469	84,761
Cousins Properties, Inc.	26,726	617,371
DCT Industrial Trust, Inc.	10,907	90,310
DiamondRock Hospitality Co.	6,020	65,558
Duke Realty Corp.	10,340	232,133
Dupont Fabros Technology, Inc.	757	14,110
EastGroup Properties, Inc.	1,581	67,825
Education Realty Trust, Inc.	1,811	21,098
Entertainment Properties Trust	1,946	96,210
Equity Lifestyle Properties, Inc.	1,292	56,848
Equity One, Inc.	2,045	42,025
Extra Space Storage, Inc.	5,046	77,507
FelCor Lodging Trust, Inc.	3,996	41,958
First Industrial Realty Trust, Inc.	2,814	77,301
First Potomac Reality Trust	1,554	23,683
Franklin Street Properties Corp.	3,752	47,425
Getty Realty Corp.	1,101	15,865
Glimcher Realty Trust	2,401	26,843
Gramercy Capital Corp.	2,645	30,656
Hatteras Financial Corp.†	730	16,783
Healthcare Realty Trust, Inc.	3,223	76,611
Hersha Hospitality Trust	2,618	19,766
Highwoods Properties, Inc.	3,641	114,400
Home Properties, Inc.	2,010	96,601
Inland Real Estate Corp.	3,642	52,518
Investors Real Estate Trust	3,647	34,792
Jer Investors Trust, Inc.	1,445	9,103
Kite Realty Group Trust	1,286	16,075
LaSalle Hotel Properties	23,838	599,049
Lexington Corporate Properties Trust	3,071	41,858
Liberty Property Trust	9,300	308,295
LTC Properties, Inc.	1,465	37,445
Maguire Properties, Inc.	2,429	29,561
Medical Properties Trust, Inc.	4,216	42,666
MFA Mtg. Investments, Inc.	9,641	62,859
Mid-America Apartment Communities, Inc.	20,327	1,037,490
Mission West Properties	1,251	13,711
Monmouth Real Estate Investment Corp.	1,256	8,038
National Health Investors, Inc.	1,413	40,285
National Retail Properties, Inc.	4,666	97,519
Newcastle Investment Corp.	3,353	23,505
NorthStar Realty Finance Corp.	3,530	29,370
Omega Healthcare Investors, Inc.	4,396	73,193
One Librty Properties, Inc.	507	8,269
Parkway Properties, Inc.	971	32,752
Pennsylvania Real Estate Investment Trust	2,236	51,741
Post Properties, Inc.	2,802	83,359
PS Business Parks, Inc.	954	49,226
RAIT Investment Trust	3,936	29,205
Ramco-Gershenson Properties Trust	1,000	20,540
Realty Income Corp.	6,435	146,461

Redwood Trust, Inc.	2,087	47,563
Resource Capital Corp.	1,351	9,741
Saul Centers, Inc.	603	28,335
Senior Housing Properties Trust	6,030	117,766
Sovran Self Storage, Inc.	1,388	57,685
Strategic Hotels & Resorts, Inc.	4,726	44,283
Sun Communities, Inc.	1,044	19,032
Sunstone Hotel Investors, Inc.	3,730	61,918
Tanger Factory Outlet Centers, Inc.	2,004	72,004
U-Store-It Trust	3,145	37,583
Universal Health Realty Income Trust	753	22,590
Urstadt Biddle Properties, Inc., Class A	1,315	19,278
Washington Real Estate Investment Trust	3,139	94,327
Winthrop Realty Trust	3,318	11,945
		7,956,320
Real Estate Management/Services — 0.0%
Grubb & Ellis Co.	2,205	8,489
United Capital Corp.†	113	2,170
		10,659
Real Estate Operations & Development — 0.2%
American Land Lease, Inc.	15,450	293,550
Avatar Holdings, Inc.†	387	11,722
Consolidated-Tomoka Land Co.	344	14,469
Forestar Real Estate Group, Inc.†	2,263	43,110
Fx Real Estate and Entertainment, Inc.†	656	1,246
Hilltop Holdings, Inc.†	2,861	29,497
Meruelo Maddux Properties, Inc.†	2,720	5,930
Stratus Properties, Inc.†	394	6,852
Thomas Properties Group, Inc.	1,515	14,907
		421,283
Recreational Centers — 0.0%
Life Time Fitness, Inc.†	2,212	65,364
Town Sports International Holdings, Inc.†	1,111	10,377
		75,741
Recreational Vehicles — 0.0%
Polaris Industries, Inc.	2,093	84,515
Recycling — 0.0%
Metalico, Inc.†	1,536	26,911
Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.	2,882	64,355
Dollar Thrifty Automotive Group, Inc.†	1,372	12,965
Electro Rent Corp.	1,368	17,155
H&E Equipment Services, Inc.†	1,038	12,477
McGrath Rentcorp	1,501	36,909
Rent-A-Center, Inc.†	4,238	87,176
RSC Holdings, Inc.†	3,022	27,984
		259,021
Research & Development — 0.1%
Albany Molecular Research, Inc.†	1,487	19,732
Avant Immunotherapeutics, Inc.	948	13,803
Exponent, Inc.†	936	29,400
Kendle International, Inc.†	825	29,972
Parexel International Corp.†	3,596	94,611
PharmaNet Development Group, Inc.†	1,228	19,366
		206,884
Resorts/Theme Parks — 0.1%
Bluegreen Corp.†	815	4,931
Great Wolf Resorts, Inc.†	1,710	7,473
Six Flags, Inc.†	4,620	5,313
Vail Resorts, Inc.†	1,987	85,103
		102,820
Retail-Apparel/Shoe — 2.4%
Aeropostale, Inc.†	4,249	133,121
American Eagle Outfitters, Inc.	68,600	935,018
Bebe Stores, Inc.	2,438	23,429
Brown Shoe Co., Inc.	2,688	36,422
Buckle, Inc.	8,122	371,419
Cache, Inc.†	716	7,661
Casual Male Retail Group, Inc.†	2,367	7,219
Cato Corp., Class A	40,297	573,829
Charlotte Russe Holding, Inc.†	1,325	23,532
Charming Shoppes, Inc.†	7,195	33,025
Chico's FAS, Inc.†	11,208	60,187
Christopher & Banks Corp.	2,240	15,232
Collective Brands, Inc.†	4,061	47,229
Columbia Sportswear Co.	786	28,885
Dress Barn, Inc.†	2,858	38,240
DSW, Inc., Class A†	851	10,025
Genesco, Inc.†	1,472	45,441
Gymboree Corp.†	1,808	72,447
Hot Topic, Inc.†	2,777	15,024
J Crew Group, Inc.†	2,691	88,830
Jos. A. Bank Clothiers, Inc.†	1,155	30,896
Kenneth Cole Productions, Inc. Class A	572	7,264
Lululemon Athletica, Inc.†	1,144	33,245
Men's Wearhouse, Inc.	36,778	599,114
New York & Co., Inc.†	1,475	13,467
Pacific Sunwear of California, Inc.†	131,808	1,124,322
Shoe Carnival, Inc.†	563	6,638
Stage Stores, Inc.	2,434	28,405
Stein Mart, Inc.	1,604	7,234
Syms Corp.†	422	5,739
Talbots, Inc.	1,552	17,988
The Children's Place Retail Stores, Inc.†	1,483	53,536
The Finish Line, Inc., Class A†	2,708	23,560
Tween Brands, Inc.†	1,575	25,924
Wet Seal, Inc., Class A†	5,848	27,895
		4,571,442
Retail-Appliances — 0.0%
Conn's, Inc.†	622	9,996
Retail-Auto Parts — 0.0%
CSK Auto Corp.†	2,797	29,312

PEP Boys-Manny Moe & Jack	2,680	23,370
		52,682
Retail-Automobile — 0.1%
America's Car-Mart, Inc.†	638	11,433
Asbury Automotive Group, Inc.	2,028	26,060
Group 1 Automotive, Inc.	1,473	29,269
Lithia Motors, Inc., Class A	24,860	122,311
Rush Enterprises, Inc., Class A†	2,134	25,629
Sonic Automotive, Inc.	1,656	21,346
		236,048
Retail-Bookstore — 0.0%
Borders Group, Inc.	3,843	23,058
Retail-Building Products — 0.0%
Lumber Liquidators, Inc.†	596	7,748
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	3,615	19,087
The Aristotle Corp.†	76	567
		19,654
Retail-Computer Equipment — 0.0%
Insight Enterprises, Inc.†	2,978	34,932
PC Connection, Inc.†	603	5,614
PC Mall, Inc.†	702	9,519
Systemax, Inc.	700	12,355
		62,420
Retail-Consumer Electronics — 0.3%
Circuit City Stores, Inc.	180,679	522,162
Rex Stores Corp.†	565	6,526
		528,688
Retail-Convenience Store — 0.5%
Casey's General Stores, Inc.	39,731	920,567
Susser Holdings Corp.†	494	4,782
The Pantry, Inc.†	1,411	15,041
		940,390
Retail-Discount — 0.0%
99 Cents Only Stores†	2,982	19,681
Citi Trends, Inc.†	906	20,530
Fred's, Inc.	2,536	28,505
Tuesday Morning Corp.†	1,923	7,903
		76,619
Retail-Drug Store — 0.0%
Longs Drug Stores Corp.	1,977	83,251
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,611	37,101
Retail-Gardening Products — 0.0%
Tractor Supply Co.†	2,117	61,478
Retail-Hair Salons — 0.0%
Regis Corp.	2,732	71,988
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,125	11,295
Pier 1 Imports, Inc.†	5,656	19,457
		30,752
Retail-Jewelry — 0.0%
FGX International Holdings†	873	7,019
Fuqi International, Inc.†	619	5,422
Movado Group, Inc.	1,011	20,018
Zale Corp.†	2,255	42,597
		75,056
Retail-Leisure Products — 0.1%
MarineMax, Inc.†	1,039	7,450
West Marine, Inc.†	47,276	193,831
		201,281
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	8,100	160,704
Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	916	18,118
Titan Machinery ,Inc.†	465	14,564
		32,682
Retail-Office Supplies — 0.0%
School Specialty, Inc.†	1,259	37,430
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,850	57,350
Ezcorp, Inc., Class A†	2,440	31,110
First Cash Financial Services, Inc.†	1,261	18,902
		107,362
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings Inc.†	5,992	38,708
Ulta Salon Cosmetics & Fragrance, Inc.†	1,289	14,489
		53,197
Retail-Petroleum Products — 0.6%
World Fuel Services Corp.	49,625	1,088,773
Retail-Pubs — 0.0%
Rick's Cabaret International, Inc.	383	6,434
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	27,704	320,535
Retail Ventures, Inc.†	1,836	8,446
		328,981
Retail-Restaurants — 1.5%
AFC Enterprises, Inc.†	1,603	12,808
BJ's Restaurants, Inc.†	1,105	10,752
Bob Evans Farms, Inc.	1,969	56,313
Brinker International, Inc.	9,090	171,801
Buffalo Wild Wings, Inc.†	1,131	28,083
California Pizza Kitchen, Inc.†	1,337	14,961
CBRL Group, Inc.	1,407	34,486
CEC Entertainment, Inc.†	1,388	38,878
CKE Restaurants, Inc.	3,327	41,488
Denny's Corp.†	6,034	17,136

DineEquity, Inc.	1,105	41,283
Domino’s Pizza, Inc.†	2,491	28,646
Einstein Noah Restaurant Group, Inc.†	279	3,088
Jack in the Box, Inc.†	54,733	1,226,566
Krispy Kreme Doughnuts, Inc.†	3,575	17,839
Landry’s Restaurants, Inc.	740	13,298
Luby’s, Inc.†	1,370	8,357
O’Charley’s, Inc.	62,901	632,784
Papa John’s International, Inc.†	1,388	36,907
PF Chang’s China Bistro, Inc.†	1,535	34,292
Red Robin Gourmet Burgers, Inc.†	1,070	29,682
Ruby Tuesday, Inc.	22,585	121,959
Ruth’s Chris Steak House, Inc.†	1,277	6,615
Sonic Corp.†	3,806	56,329
Texas Roadhouse, Inc., Class A†	3,326	29,834
The Cheesecake Factory, Inc.†	4,260	67,777
The Steak n Shake Co.†	1,824	11,546
Triarc Cos., Inc., Class B	3,962	25,079
		2,818,587
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,387	10,499
Cabela’s Inc., Class A†	2,495	27,470
Hibbett Sports, Inc.†	1,806	38,107
Zumiez, Inc.†	1,247	20,675
		96,751
Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	1,055	7,670
Retail-Video Rentals — 0.0%
Blockbuster, Inc., Class A†	11,240	28,100
Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	1,417	10,684
Emeritus Corp.†	1,250	18,275
Five Star Quality Care, Inc.†	2,021	9,559
Sunrise Senior Living, Inc.†	2,851	64,091
		102,609
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	42,941	336,657
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,798	14,654
Satellite Telecom — 0.1%
GeoEye, Inc.†	1,143	20,243
Globalstar, Inc.†	2,664	7,539
Hughes Communications, Inc.†	456	22,385
ICO Global Communications Holdings, Ltd.†	6,577	21,441
Loral Space & Communications, Inc.†	741	13,056
TerreStar Corp.	3,693	14,698
		99,362
Savings & Loans/Thrifts — 0.4%
Abington Bancorp, Inc.	1,553	14,163
Anchor BanCorp Wisconsin, Inc.	1,209	8,475
Beneficial Mut Bancorp, Inc.†	2,080	23,026
Berkshire Hills Bancorp, Inc.	665	15,727
Brookline Bancorp, Inc.	3,698	35,316
Brooklyn Federal Bancorp, Inc.	215	2,591
Clifton Savings Bancorp, Inc.	666	6,487
Danvers Bancorp, Inc.†	1,133	12,463
Dime Community Bancshares	1,495	24,683
Downey Financial Corp.	1,286	3,562
ESSA Bancorp, Inc.	1,079	13,509
First Financial Holdings, Inc.	741	12,730
First Financial Northwest, Inc.	1,452	14,418
First Niagara Financial Group, Inc.	6,969	89,621
First Place Financial Corp.	1,151	10,819
FirstFed Financial Corp.†	869	6,987
Flagstar Bancorp, Inc.	2,756	8,296
Flushing Financial Corp.	1,360	25,772
Fox Chase Bancorp, Inc.†	392	4,022
Guaranty Financial Group, Inc.†	2,366	12,705
Home Federal Bancorp, Inc.	417	4,112
Home Federal Bancorp, Inc.	417	4,045
Investors Bancorp, Inc.†	2,799	36,555
Kearny Financial Corp.	1,126	12,386
MASSBANK Corp.	240	9,499
Meridian Interstate Bancorp, Inc.†	668	6,493
NASB Financial, Inc.	217	3,858
NewAlliance Bancshares, Inc.	6,898	86,087
Northfield Bancorp, Inc.†	1,249	13,427
Northwest Bancorp, Inc.	1,084	23,653
OceanFirst Financial Corp.	561	10,126
Oritani Financial Corp.†	824	13,184
Provident Financial Services, Inc.	3,791	53,112
Provident New York Bancorp, Inc.	2,547	28,170
Rockville Financial, Inc.	564	7,084
Roma Financial Corp.	557	7,297
Sterling Financial Corp.	3,296	13,645
United Community Financial Corp.	1,672	6,270
United Financial Bancorp., Inc.	1,128	12,600
United Financial Bancorp, Inc. MD	1,128	12,487
ViewPoint Financial Group	702	10,333
Wauwatosa Holdings, Inc.†	441	4,683
Westfield Financial, Inc.	2,013	18,218
WSFS Financial Corp.	390	17,394
		760,090
Schools — 0.1%
American Public Education, Inc.†	700	27,328
Capella Education Co.†	904	53,924
Corinthian Colleges, Inc.†	5,409	62,799
K12, Inc.†	398	8,529
Learning Tree International, Inc.†	568	9,713
Lincoln Educational Services Corp.†	271	3,152
Princeton Review, Inc.†	848	5,732

Universal Technical Institute, Inc.†	1,368	17,045
		188,222
Seismic Data Collection — 0.6%
Dawson Geophysical Co.†	491	29,195
ION Geophysical Corp.†	68,952	1,203,212
		1,232,407
Semiconductor Components-Integrated Circuits — 0.6%
Anadigics, Inc.†	3,975	39,154
Cirrus Logic, Inc.†	4,122	22,918
Emulex Corp.†	5,361	62,456
Exar Corp.†	88,222	665,194
Hitte Microwave Corp.†	1,241	44,204
Micrel, Inc.	3,155	28,868
Pericom Semiconductor Corp.†	1,401	20,791
Power Integrations, Inc.†	1,931	61,039
Sigma Designs, Inc.†	1,686	23,419
Standard Microsystems Corp.†	1,427	38,743
Techwell, Inc.†	975	12,012
Transmeta Corp.†	772	10,623
TriQuint Semiconductor, Inc.†	9,105	55,176
		1,084,597
Semiconductor Equipment — 3.5%
Asyst Technologies, Inc.†	3,157	11,270
ATMI, Inc.†	2,039	56,929
Axcelis Technologies, Inc.†	6,508	31,759
Brooks Automation, Inc.†	65,033	537,823
Cabot Microelectronics Corp.†	1,491	49,427
Cohu, Inc.	1,465	21,506
Entegris, Inc.†	255,475	1,673,361
FormFactor, Inc.†	3,101	57,151
Kulicke and Soffa Industries, Inc.†	132,050	962,645
Lam Research Corp.†	8,800	327,403
LTX Corp.†	3,980	8,756
Mattson Technology, Inc.†	124,036	590,411
MKS Instruments, Inc.†	3,165	69,314
Photronics, Inc.†	82,661	581,933
Rudolph Technologies, Inc.†	1,942	14,953
Semitool, Inc.†	1,433	10,762
Teradyne, Inc.†	58,400	646,488
Tessera Technologies, Inc.†	3,072	50,289
Ultra Clean Holdings, Inc.†	1,234	9,823
Ultratech, Inc.†	1,485	23,047
Veeco Instruments, Inc.†	2,024	32,546
Verigy, Ltd.†	39,900	906,129
		6,673,725
Software Tools — 0.0%
ArcSight ,Inc.†	437	3,846
MedAssets, Inc.†	960	16,368
		20,214
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	7,314	59,024
Northwest Pipe Co.†	581	32,420
Omega Flex, Inc.	198	3,009
		94,453
Steel-Producers — 0.3%
Carpenter Technology Corp.	10,555	460,726
General Steel Holdings, Inc.†	684	10,752
Olympic Steel, Inc.	574	43,578
		515,056
Steel-Specialty — 0.0%
China Precision Steel, Inc.†	1,090	4,785
Sutor Technology Group, Ltd.†	485	3,429
Universal Stainless & Alloy Products, Inc.†	425	15,742
		23,956
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	2,199	43,980
Sugar — 0.0%
Imperial Sugar Co.	756	11,741
Superconductor Product & Systems — 0.1%
American Superconductor Corp.†	2,668	95,648
Telecom Equipment-Fiber Optics — 0.1%
Avanex Corp.†	12,807	14,472
Finisar Corp.†	19,619	23,347
Harmonic, Inc.†	5,979	56,860
MRV Communications, Inc.†	9,985	11,882
Oplink Communications, Inc.†	1,317	12,643
Sycamore Networks, Inc.†	12,146	39,110
		158,314
Telecom Services — 0.3%
Advanced Radio Telecom Corp.†(4)(5)	200	0
Cbeyond, Inc.†	1,521	24,366
Consolidated Communications Holdings, Inc.	1,472	21,918
Fairpoint Communications, Inc.	5,655	40,773
FiberTower Corp.†	7,642	10,699
Global Crossing Ltd†	1,661	29,798
Harris Stratex Networks, Inc.†	1,619	15,364
Hungarian Telephone & Cable†	306	5,581
Iowa Telecommunications Services, Inc.	2,032	35,784
Knology, Inc.†	1,802	19,804
MasTec, Inc.†	2,728	29,080
Neutral Tandem, Inc.†	1,058	18,515
NTELOS Holdings Corp.	1,899	48,178
Orbcomm, Inc.†	2,008	11,446
PAETEC Holding Corp.†	7,849	49,841
Premiere Global Services, Inc.†	3,929	57,285
RCN Corp.†	2,391	25,775
SAVVIS, Inc.†	2,387	30,816
TW Telecom, Inc.†	9,345	149,800

USA Mobility, Inc.†	1,481	11,182
Vonage Holdings Corp.†	3,262	5,415
		641,420
Telecommunication Equipment — 0.9%
ADC Telecommunications, Inc.†	30,900	456,393
ADTRAN, Inc.	3,568	85,061
Anaren, Inc.†	928	9,809
Applied Signal Technology, Inc.	800	10,928
Arris Group, Inc.†	7,786	65,792
Comtech Telecommunications Corp.†	1,538	75,362
CPI International, Inc.†	604	7,429
OpNext, Inc.†	1,211	6,515
Optium Corp.†	870	6,334
Plantronics, Inc.	40,189	897,018
Preformed Line Products Co.	172	6,933
ShoreTel, Inc.†	2,751	12,159
Sonus Networks, Inc.†	12,952	44,296
Symmetricom, Inc.†	2,921	11,217
Tekelec†	4,143	60,944
UTStarcom, Inc.†	7,017	38,383
		1,794,573
Telephone-Integrated — 0.1%
Alaska Communications Systems Group, Inc.	2,751	32,847
Atlantic Tele-Network, Inc.	601	16,533
Cincinnati Bell, Inc.†	15,434	61,427
General Communication, Inc., Class A†	2,872	19,731
IDT Corp., Class B†	3,434	5,838
Shenandoah Telecom Co.	1,495	19,465
		155,841
Television — 0.0%
Lin TV Corp., Class A†	1,699	10,126
Sinclair Broadcast Group, Inc., Class A	3,328	25,293
		35,419
Textile-Apparel — 0.0%
Cherokee, Inc.	478	9,631
Perry Ellis International, Inc.†	726	15,406
Unifi, Inc.†	2,867	7,225
		32,262
Theaters — 0.0%
Cinemark Holdings, Inc.	1,896	24,762
National CineMedia, Inc.	2,672	28,483
		53,245
Therapeutics — 0.4%
Alexza Pharmaceuticals, Inc.†	1,515	5,969
Allos Therapeutics, Inc.†	3,365	23,252
Alnylam Pharmaceuticals, Inc.†	2,260	60,410
CV Therapeutics, Inc.†	3,858	31,751
Cypress Bioscience, Inc.†	2,384	17,141
Dendreon Corp.†	5,920	26,344
Discovery Laboratories, Inc.†	6,142	10,134
Dyax Corp.†	3,532	10,949
Inspire Phamaceuticals, Inc.†	2,681	11,475
Isis Pharmaceuticals, Inc.†	5,732	78,127
Mannkind Corp.†	3,273	9,819
Medarex, Inc.†	8,107	53,587
Nabi Biopharmaceuticals†	3,292	12,970
Neurocrine Biosciences, Inc.†	2,441	10,228
NPS Pharmaceuticals, Inc.†	2,999	13,346
Onyx Pharmaceuticals, Inc.†	3,531	125,704
Progenics Pharmaceuticals, Inc.†	1,692	26,852
Questcor Pharmaceuticals, Inc.†	3,431	15,920
Star Scientific, Inc.†	4,185	5,022
The Medicines Co.†	3,304	65,485
Theravance, Inc.†	3,287	39,017
United Therapeutics Corp.†	1,430	139,783
Vivus, Inc.†	3,849	25,711
		818,996
Tobacco — 0.1%
Alliance One International, Inc.†	6,151	31,432
Universal Corp.	1,714	77,507
Vector Group, Ltd.	1,994	32,163
		141,102
Tools-Hand Held — 0.4%
Snap-on, Inc.	14,340	745,823
Toys — 0.1%
JAKKS Pacific, Inc.†	1,740	38,019
Leapfrog Enterprises, Inc.†	2,093	17,414
Marvel Entertainment, Inc.†	3,108	99,891
		155,324
Transactional Software — 0.1%
ACI Worldwide, Inc†	2,183	38,399
Bottomline Technologies, Inc.†	1,394	13,563
Innerworkings, Inc.†	2,008	24,016
Solera Holdings, Inc.†	3,277	90,642
Synchronoss Technologies, Inc.†	1,394	12,588
VeriFone Holdings, Inc.†	4,340	51,863
		231,071
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	844	41,744
Transport-Equipment & Leasing — 0.1%
Aircastle, Ltd.	2,964	24,927
AMERCO†	596	28,418
Greenbrier Cos., Inc.	1,040	21,112
TAL International Group, Inc.	923	20,989
Textainer Group Holding, Ltd.	608	11,874
		107,320
Transport-Marine — 0.8%
American Commercial Lines, Inc.†	2,268	24,789
Arlington Tankers, Ltd.	807	18,739
CAI International, Inc.†	467	8,126
DHT Maritime, Inc.	2,492	24,995
Eagle Bulk Shipping, Inc.	2,970	87,823
Genco Shipping & Trading, Ltd.	1,411	91,997
General Maritime Corp.	1,695	44,036
Golar LNG, Ltd.	2,244	34,760
Gulfmark Offshore, Inc.†	1,314	76,448
Horizon Lines, Inc. Class A	1,900	18,905
International Shipholding Corp.†	385	9,024
Kirby Corp.†	17,130	822,240

Knightsbridge Tankers, Ltd.	1,086	34,980
Nordic American Tanker Shipping	2,184	84,783
Ship Finance International, Ltd.	2,680	79,140
TBS Intrenational, Ltd. Class A†	666	26,607
Teekay Tankers, Ltd. Class A	858	19,914
Ultrapetrol Bahamas, Ltd.†	1,588	20,025
		1,527,331
Transport-Rail — 0.0%
Genesee & Wyoming, Inc., Class A†	1,948	66,271
Transport-Services — 0.9%
Bristow Group, Inc.†	20,866	1,032,658
Dynamex, Inc.†	584	15,657
Hub Group, Inc., Class A†	2,348	80,137
Pacer International, Inc.	29,204	628,178
PHI, Inc.†	866	34,787
Universal Truckload Services, Inc.†	378	8,324
		1,799,741
Transport-Truck — 0.2%
Arkansas Best Corp.	1,438	52,688
Celadon Group, Inc.†	1,388	13,866
Forward Air Corp.	1,831	63,353
Heartland Express, Inc.	3,549	52,916
Knight Transportation, Inc.	3,636	66,539
Marten Transport, Ltd.†	971	15,507
Old Dominion Freight Lines, Inc.†	1,757	52,745
Patriot Transportation Holding, Inc.†	101	8,080
Saia, Inc.†	854	9,326
Werner Enterprises, Inc.	2,701	50,184
YRC Worldwide, Inc.†	3,627	53,933
		439,137
Travel Service — 0.0%
Ambassadors Group, Inc.	1,212	18,083
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	1,067	29,887
Veterinary Diagnostics — 0.5%
Animal Health International, Inc.†	35,997	224,261
Neogen Corp.†	915	20,945
VCA Antech, Inc.†	26,000	722,280
		967,486
Veterinary Products — 0.0%
PetMed Express, Inc.†	1,508	18,473
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	1,000	5,440
Omega Protein Corp.†	1,166	17,432
Schiff Nutrition International, Inc.	593	3,321
Synutra International, Inc.†	659	21,299
USANA Health Sciences, Inc.†	444	11,930
		59,422
Water — 0.4%
American States Water Co.	1,095	38,259
Aqua America, Inc.	35,300	563,741
California Water Service Group	1,246	40,831
Connecticut Water Service, Inc.	534	11,962
Consolidated Water Co., Inc.	922	18,256
Middlesex Water Co.	843	13,985
PICO Holdings, Inc.†	1,028	44,667
SJW Corp.	834	22,018
Southwest Water Co.	1,554	15,571
		769,290
Web Hosting/Design — 0.0%
NIC, Inc.	2,534	17,307
Terremark Worldwide, Inc.†	3,357	18,330
Website Pros, Inc.†	1,755	14,619
		50,256
Web Portals/ISP — 0.1%
EarthLink, Inc.†	6,971	60,299
Trizetto Group, Inc.†	2,739	58,560
United Online, Inc.	4,374	43,871
		162,730
Wire & Cable Products — 0.1%
Belden, Inc.	2,779	94,152
Coleman Cable, Inc.†	503	5,191
Encore Wire Corp.	1,158	24,538
Fushi Copperweld, Inc.†	916	21,737
Insteel Industries, Inc.	1,110	20,324
Superior Essex, Inc.†	1,260	56,234
		222,176
Wireless Equipment — 0.2%
Airvana Inc†	1,531	8,206
Aruba Networks, Inc.†	3,322	17,374
Audiovox Corp., Class A†	1,108	10,880
EMS Technologies, Inc.†	991	21,643
Globecomm Systems, Inc.†	1,281	10,581
InterDigital, Inc.†	2,881	70,066
Nextwave Wireless, Inc.†	3,078	12,435
Novatel Wireless, Inc.†	2,013	22,405
Powerwave Technologies, Inc.†	8,347	35,475
Radyne Corp.†	1,195	13,659
RF Micro Devices, Inc.†	16,711	48,462
ViaSat, Inc.†	1,609	32,518
		303,704
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	1,127	9,636
X-Ray Equipment — 1.1%
Hologic, Inc.†	98,200	2,140,760
Total Common Stock (cost $194,825,984)		174,848,872

PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O’Sullivan Industries Holdings, Inc. 12.00% (cost $274)(5)	183	0
EXCHANGE TRADED FUNDS — 1.9%
Index Fund-Small Cap — 1.5%
ishares Nasdaq Biotechnology Index Fund	9,430	724,602
iShares Russell 2000 Index Fund	40,900	2,823,327
Total Exchange Traded Funds
(cost $3,607,819)		3,547,929
Registered Investment Companies — 0.4%
Kayne Anderson Energy Development Fund (cost $16,016)	638	14,642

CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	$9,000	8,190
Total Long-Term Investment Securities (cost $198,459,093)		178,419,633
SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 2.00% due 07/01/08 (cost $1,300,000)	1,300,000	1,300,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.91% due 09/11/08(1) (cost $99,618)	100,000	99,664
Total Short-Term Investment Securities
(cost $1,399,618)		1,399,664
REPURCHASE AGREEMENTS — 6.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.25%, dated 06/30/08, to be repurchased 07/01/08 in the amount of 261,002 and collateralized by $265,000 of United States Treasury Notes, bearing interest at 6.30%, due 08/15/08 and having an approximate value of $269,399	261,000	261,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $3,785,037 and collateralized by $3,770,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.13%, due 02/26/27 and having an approximate value of $3,864,250	3,785,000	3,785,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	7,700,000	7,700,000
Total Repurchase Agreements
(cost $11,746,000)		11,746,000
TOTAL INVESTMENTS
(cost $211,604,711) (3)	99.2%	191,565,297
Other assets less liabilities	0.8	1,566,554
NET ASSETS	100.0%	$193,131,851

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid
(5)	Fair valued security; see Note 1
(6)

To the extent permitted by the Statement of Additional Information, the Small Cap Portfolio may invest in restricted  securities. The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the  securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the   inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of June 30. 2008, the Small Cap Portfolio held the following restricted securities:

					Market
					Value
	Acquisition		Acquisition	Market	Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

iPCS, Inc.	06/30/06	500	$24,253
	09/14/06	63	3,268
	09/21/06	30	1,575
	09/28/06	16	850
	10/10/06	24	1,304
	10/16/06	38	2,079
	10/30/06	35	1,889
	12/15/06	64	3,332
	02/15/07	13	691
	04/25/07	24	1,177
	06/07/07	21	693
	07/12/07	29	968
	08/16/07	27	850
	09/19/07	43	1,453
	02/07/08	40	931
	04/02/08	34	833
	05/28/08	48	1,395
	06/27/08	41	1,208
		1,090	$48,749	$32,297	$29.63	0.2%

NY SHRS - New York Shares

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June, 30 2008	(Depreciation)
3 Long	Russell 2000 Index	September 2008	$1,107,988	$1,037,550	$(70,438)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK — 93.7%
Australia — 3.6%
AGL Energy, Ltd.	4,591	$62,937
Alumina, Ltd.	256,036	1,163,427
Amcor, Ltd.	9,024	43,687
AMP, Ltd.	19,857	127,350
Aristocrat Leisure, Ltd.	3,431	21,116
Asciano Group	5,910	19,660
ASX, Ltd.	1,812	54,544
Australia and New Zealand Banking Group, Ltd.	20,345	365,110
Axa Asia Pacific Holdings, Ltd.	8,981	40,293
Babcock & Brown, Ltd.	2,464	17,716
Bendigo Bank, Ltd.	2,786	29,192
BHP Billiton, Ltd.	99,212	4,156,287
Billabong International, Ltd.	1,757	18,191
BlueScope Steel, Ltd.	7,866	85,512
Boart Longyear Group	15,121	32,325
Boral, Ltd.	6,168	33,408
Brambles, Ltd.	14,984	125,401
Caltex Australia, Ltd.	1,429	17,891
CFS Retail Property Trust	15,570	27,613
Coca-Cola Amatil, Ltd.	5,825	39,145
Cochlear, Ltd.	588	24,605
Commonwealth Bank of Australia	13,938	536,738
Computershare, Ltd.	5,002	44,163
Crown, Ltd.	4,739	42,205
CSL, Ltd.	5,828	199,456
CSR, Ltd.	10,408	24,445
Dexus Property Group	31,055	41,084
Fairfax Media, Ltd.	14,427	40,523
Fortescue Metals Group, Ltd.†	13,357	152,376
Foster’s Group, Ltd.	20,351	98,913
Goodman Fielder, Ltd.	14,033	18,901
GPT Group	22,238	47,327
Harvey Norman Holdings, Ltd.	5,627	16,668
Incitec Pivot, Ltd.	533	94,528
Insurance Australia Group, Ltd.	19,625	65,283
Leighton Holdings, Ltd.	1,472	71,756
Lend Lease Corp., Ltd.	3,823	35,000
Lion Nathan, Ltd.	3,111	25,499
Macquarie Airports Management, Ltd.	7,282	14,381
Macquarie Goodman Group	16,352	48,438
Macquarie Group, Ltd.	2,908	135,596
Macquarie Infrastructure Group	25,368	56,420
Macquarie Office Trust	21,630	16,174
Metcash, Ltd.	8,100	28,731
Mirvac Group	10,984	31,168
National Australia Bank, Ltd.	17,245	438,096
Newcrest Mining, Ltd.	4,803	134,909
OneSteel, Ltd.	8,819	62,900
Orica, Ltd.	3,337	93,731
Origin Energy, Ltd.	9,274	143,315
OZ Minerals, Ltd.	14,734	37,148
OZ Minerals, Ltd. NEW	16,463	41,192
Paladin Energy, Ltd.†	5,843	35,905
Perpetual, Ltd.	399	16,360
Qantas Airways, Ltd.	9,865	28,749
QBE Insurance Group, Ltd.	9,386	201,553
Rio Tinto, Ltd.	3,026	393,068
Santos, Ltd.	6,207	127,635
Sims Group, Ltd.	1,621	64,785
Sonic Healthcare, Ltd.	116,968	1,631,511
St George Bank, Ltd.	5,905	153,465
Stockland	15,523	80,209
Suncorp-Metway, Ltd.	9,861	123,270
TABCORP Holdings, Ltd.	5,559	52,279
Tattersall’s, Ltd.	12,061	27,171
Telstra Corp., Ltd.	46,127	187,491
Toll Holdings, Ltd.	6,488	37,443
Transurban Group	11,072	44,898
Wesfarmers, Ltd.	7,574	270,828
Wesfarmers, Ltd. PPS	1,532	55,265
Westfield Group	18,575	289,897
Westpac Banking Corp.	73,793	1,414,833
Woodside Petroleum, Ltd.	5,102	330,145
Woolworths, Ltd.	12,863	301,496
WorleyParsons, Ltd.	1,585	57,527
		15,268,257
Austria — 0.2%
Andritz AG	413	26,043
Erste Bank der Oesterreichischen Sparkassen AG	2,010	125,130
Immoeast AG†	4,415	39,135
Immofinanz AG	4,861	50,130
Meinl European Land, Ltd.†	3,176	35,753
Oesterreichische Elektrizitaetswirtschafts AG	816	73,128
OMV AG	1,747	137,143
Raiffeisen International Bank Holding AG	573	73,228
Strabag SE	543	42,319
Telekom Austria AG	3,654	79,277
Voestalpine AG	1,219	100,089
Wiener Staedtische Versicherung AG	406	26,809
Wienerberger AG	889	37,330
		845,514
Belgium — 1.1%
Belgacom SA	1,789	77,177
Colruyt SA	176	46,503
Compagnie Nationale a Portefeuille	419	31,467
Delhaize Group	17,050	1,147,598
Dexia SA	5,617	89,852
Fortis	22,152	354,353
Group Bruxelles Lambert SA	854	101,664
InBev NV	24,254	1,683,271
KBC Ancora	331	28,923
KBC Groep NV	8,454	938,783
Mobistar SA	334	27,056
Solvay SA	629	82,287
Total SA VVPR†	288	5
UCB SA	1,069	39,561
Umicore	1,317	65,110
		4,713,610
Bermuda — 0.7%
C C Land Holdings, Ltd.	10,000	6,220
Cheung Kong Infrastructure Holdings, Ltd.	5,000	21,161
Chinese Estates Holdings, Ltd.	9,000	13,851
Esprit Holdings, Ltd.	149,400	1,552,009
Kerry Properties, Ltd.	6,500	34,137
Li & Fung, Ltd.	23,200	69,922

Mongolia Energy Co., Ltd.†	35,000	67,780
Noble Group, Ltd.	16,200	28,220
NWS Holdings, Ltd.	8,000	20,879
Orient Overseas International, Ltd.	2,100	10,504
Pacific Basin Shipping, Ltd.	17,000	24,288
SeaDrill, Ltd.	40,811	1,248,000
Shangri-La Asia, Ltd.	14,000	32,678
Yue Yuen Industrial Holdings, Ltd.	7,000	16,626
		3,146,275
Brazil — 0.8%
Energias Do Brasil	39,538	786,765
Porto Seguro SA	62,282	718,743
Souza Cruz SA	51,200	1,459,572
Unibanco - Uniao de Bancos Brasileiros SA GDR	4,700	596,571
		3,561,651
Canada — 2.1%
Addax Petroleum Corp.	60,660	2,929,193
Equinox Minerals, Ltd.†	328,800	1,431,668
Fording Canadian Coal Trust	30,300	2,896,983
Teck Cominco, Ltd.	31,249	1,506,829
		8,764,673
Cayman Islands — 0.0%
ASM Pacific Technology, Ltd.	2,000	15,095
Foxconn International Holdings, Ltd.†	22,000	21,331
Hutchison Telecommunications International, Ltd.†	17,000	24,114
Kingboard Chemical Holdings, Ltd.	6,000	27,702
Lee & Man Paper Manufactoring, Ltd.	4,800	7,141
Lifestyle International Holdings, Ltd.	7,000	9,839
		105,222
Cyprus — 0.5%
Prosafe Production Public, Ltd.†	96,407	558,393
Prosafe SE†	145,580	1,443,452
		2,001,845
Denmark — 0.7%
AP Moller - Maersk A/S, Series A	5	61,331
AP Moller - Maersk A/S, Series B	12	146,941
Carlsberg A/S	736	71,089
Coloplast A/S	293	25,548
Danisco A/S	499	32,079
Danske Bank A/S	4,763	137,763
DSV A/S	2,155	51,639
FLSmidth & Co. A/S	563	61,808
Jyske Bank A/S†	540	32,207
Novo-Nordisk A/S	31,680	2,073,386
Novozymes A/S	488	44,096
Rockwool International A/S	80	10,286
Sydbank A/S	709	27,018
Topdanmark A/S†	182	27,473
TrygVesta A/S	278	19,662
Vestas Wind Systems A/S†	1,944	254,461
William Demant Holding A/S†	274	18,048
		3,094,835
Egypt — 0.3%
Orascom Telecom Holding SAE GDR	20,895	1,337,280

Finland — 0.5%
Cargotec Corp., Class B	378	13,159
Elisa Oyj	1,498	31,439
Fortum Oyj	4,696	238,518
Kesko Oyj, Class B	698	22,606
Kone Oyj, Class B	1,618	56,910
Metso Corp.	1,351	61,622
Neste Oil Oyj	1,357	39,996
Nokia Oyj	42,184	1,028,794
Nokian Renkaat Oyj	1,121	53,831
Orion Oyj	940	18,737
Outokumpu Oyj	1,248	43,719
Pohjola Bank PLC, Class A	1,183	20,525
Rautaruukki Oyj	890	40,721
Sampo Oyj, Class A	4,585	115,863
Sanoma-WSOY Oyj	862	19,095
Stora Enso Oyj, Class R	6,158	57,785
UPM-Kymmene Oyj	5,430	88,912
Wartsila Oyj, Class B	887	55,792
YIT Oyj	1,347	33,890
		2,041,914
France — 10.1%
Accor SA	2,069	138,217
Aeroports de Paris	315	29,479
Air France-KLM	1,430	34,312
Air Liquide	2,646	349,402
Alcatel SA†	24,539	149,133
Alstom	1,119	258,405
Atos Origin SA	737	40,810
AXA SA	58,754	1,744,650
BNP Paribas SA	44,387	4,021,192
Bouygues SA	2,576	170,992
Bureau Veritas SA	429	25,484
Cap Gemini SA	1,462	86,181
Carrefour SA	52,968	2,998,903
Casino Guichard-Perrachon SA	9,439	1,070,010
Christian Dior SA	577	59,504
Cie Generale de Geophysique-Veritas†	1,375	65,054
CNP Assurances	395	44,628
Compagnie de St. Gobain	2,972	185,954
Compagnie Generale des Etablissements Michelin, Class B	1,524	109,512
Credit Agricole SA	9,430	192,715
Dassault Systemes SA	679	41,394
Eiffage SA	394	27,003
Electricite de France	2,122	201,595
Eramet	54	53,648
Essilor International SA	2,125	129,947
Eurazeo	275	29,347
Eutelsat Communications†	925	25,763
France Telecom SA	19,342	569,776
Gaz de France SA	2,084	133,937
Gecina SA	164	19,882

Groupe Danone	4,616	324,138
Hermes International	729	114,778
ICADE	208	24,277
Imerys SA	302	21,877
Ipsen SA	30,018	1,536,011
JC Decaux SA	704	17,945
Klepierre	732	36,880
L’Oreal SA	2,589	281,669
Lafarge SA	1,552	237,977
Lagardere SCA	1,280	72,893
Legrand SA	1,004	25,308
LVMH Moet Henessy Louis Vuitton SA	2,594	271,921
M6-Metropole Television	687	14,905
Natixis	4,530	50,283
Neopost SA	337	35,661
PagesJaunes Groupe SA	1,337	19,682
Pernod Ricard SA	1,743	179,064
Peugeot SA	1,613	87,591
PPR	814	90,609
Publicis Groupe	1,395	45,201
Renault SA	16,803	1,378,332
Safran SA	1,987	38,542
Sanofi-Aventis	10,849	724,756
Schneider Electric SA	2,336	252,342
SCOR SE	1,838	42,134
Societe BIC SA	288	15,054
Societe Generale	45,610	3,970,414
Societe Television Francaise 1	44,978	752,771
Sodexho Alliance SA	1,010	66,343
Suez SA (Brussels)†	833	13
Suez SA (Paris)	47,145	3,209,597
Technip SA	1,078	99,782
Thales SA	945	53,861
Total SA	74,787	6,381,967
Total SA ADR	18,100	1,543,387
UBISOFT Entertainment†	7,285	639,216
Unibail-Rodamco	866	200,322
Valeo SA	786	25,245
Vallourec SA	561	196,889
Veolia Environnement	31,313	1,756,587
Vinci SA	4,383	269,132
Vivendi Universal SA	112,913	4,284,402
Wendel	292	29,699
Zodiac SA	441	20,240
		42,446,526
Germany — 10.0%
Adidas AG	2,156	136,154
Allianz SE	18,204	3,207,200
Arcandor AG†	974	11,317
BASF AG	10,270	708,552
Bayer AG	21,270	1,790,299
Bayerische Motoren Werke AG	17,241	829,283
Beiersdorf AG	933	68,703
Bilfinger Berger AG	14,960	1,303,231
Celesio AG	900	32,563
Commerzbank AG	6,612	196,130
Continental AG	1,627	167,198
DaimlerChrysler AG	9,667	597,850
Deutsche Bank AG	5,336	460,810
Deutsche Boerse AG	2,118	239,064
Deutsche Lufthansa AG	2,425	52,307
Deutsche Post AG	8,561	223,749
Deutsche Post AG (London)†	395	8,131
Deutsche Postbank AG	868	76,203
Deutsche Telekom AG	189,175	3,097,607
E.ON AG	27,904	5,630,076
Fraport AG	388	26,329
Fresenius Medical Care AG	63,841	3,519,014
Fresenius SE	286	24,757
GEA Group AG	1,596	56,388
Hamburger Hafen und Logistik AG	268	20,844
Hannover Rueckversicherung AG	638	31,491
HeidelbergCement AG	264	38,311
Henkel AG & Co. KGaA	51,749	1,942,394
Hochtief AG	444	45,166
Hypo Real Estate Holding AG	2,129	59,934
Infineon Technologies AG†	7,940	69,131
IVG Immobilien AG	982	19,357
K+S AG	393	226,652
Linde AG	21,251	2,987,858
MAN AG	1,121	124,447
Merck KGaA	16,651	2,367,059
Metro AG	1,203	76,785
Muenchener Rueckversicherungs-Gesellschaft AG	2,192	383,980
Puma AG Rudolf Dassler Sport	68	22,822
Q-Cells AG†	640	65,034
Rheinmetall AG	381	27,540
RWE AG	4,711	595,085
Salzgitter AG	435	79,721
SAP AG	61,274	3,208,689
Siemens AG	51,070	5,670,317
Solarworld AG	887	42,273
Symrise AG	30,228	656,777
ThyssenKrupp AG	3,814	239,478
TUI AG	2,261	52,401
United Internet AG	1,331	26,237
Volkswagen AG	1,544	445,545
Wacker Chemie AG	165	34,489
		42,022,732
Greece — 1.0%
Alpha Bank A.E.	4,022	121,583
Coca-Cola Hellenic Bottling Co. SA	1,733	47,203
EFG Eurobank Ergasias	41,758	992,763
Hellenic Petroleum SA	1,294	17,766
Hellenic Telecommunications Organization SA	2,855	71,921
Marfin Financial Group SA Holdings†	7,032	55,579
National Bank of Greece SA	60,698	2,735,100
OPAP SA	2,364	82,554
Piraeus Bank SA	3,412	92,721
Public Power Corp. SA	1,105	38,275
Titan Cement Co. SA	612	24,282
		4,279,747

Hong Kong — 2.2%
Bank of East Asia, Ltd.	14,800	80,385
BOC Hong Kong Holdings, Ltd.	717,500	1,900,205
Cathay Pacific Airways, Ltd.	14,000	26,681
Cheung Kong Holdings, Ltd.	16,000	215,666
CITIC International Financia Holdings, Ltd.†	21,000	16,025
CLP Holdings, Ltd.	21,400	183,336
Galaxy Entertainment Group, Ltd.†	1,197,000	776,789
Guangdong Investment, Ltd.	1,847,960	748,925
Hang Lung Group, Ltd.	9,000	39,995
Hang Lung Properties, Ltd.	22,000	70,538
Hang Seng Bank, Ltd.	8,000	168,777
Henderson Land Development Co., Ltd.	11,254	70,146
Hong Kong & China Gas Co., Ltd.	41,504	98,687
Hong Kong Aircraft Engineering Co., Ltd.	800	12,322
Hong Kong Exchanges & Clearing, Ltd.	10,900	159,364
HongKong Electric Holdings, Ltd.	14,500	86,752
Hopewell Holdings, Ltd.	7,000	24,868
Hutchison Whampoa, Ltd.	22,300	224,795
Hysan Development Co., Ltd.	7,000	19,212
Link REIT	22,500	51,249
MTR Corp., Ltd.	14,500	45,654
New World Development Co., Ltd.	25,126	51,172
PCCW, Ltd.	40,923	24,772
Shun Tak Holdings, Ltd.	12,000	11,235
Sino Land Co., Ltd.	18,000	35,782
Sino-Ocean Land Holdings, Ltd.	1,220,000	688,448
Sun Hung Kai Properties, Ltd.	125,323	1,700,493
Swire Pacific, Ltd., Class A	156,000	1,595,562
Television Broadcasts, Ltd.	3,000	17,314
Wharf Holdings, Ltd.	14,000	58,623
Wheelock & Co., Ltd.	9,000	24,124
Wing Hang Bank, Ltd.	2,000	26,496
Wing Lung Bank	800	15,688
		9,270,080
India — 0.3%
Indiabulls Financial Services, Ltd. GDR†*	59,802	356,868
Tata Consultancy Services, Ltd.	38,883	778,564
		1,135,432
Ireland — 0.2%
Allied Irish Banks PLC	9,327	143,897
Anglo Irish Bank Corp. PLC	8,041	75,328
Bank of Ireland	10,591	92,096
CRH PLC	5,736	168,881
Elan Corp PLC†	4,979	173,246
Irish Life & Permanent PLC	2,923	30,420
Kerry Group PLC	1,479	43,778
Ryanair Holdings PLC ADR†	789	22,621
Smurfit Kappa Group PLC	1,269	10,349
		760,616
Isle of Man — 0.0%
Genting International PLC†	30,000	12,789

Italy — 3.9%
A2A SpA	13,272	48,636
Alleanza Assicurazioni SpA	4,483	48,667
Assicurazione Generali SpA	11,197	429,622
Atlantia SpA	2,727	82,565
Autogrill SpA	1,077	12,930
Banca Carige SpA	7,443	26,308
Banca Intesa SpA	9,384	48,646
Banca Monte dei Paschi di Siena SpA	20,794	58,898
Banca Popolare di Milano Scarl	116,124	1,089,676
Banco Popolare Scarl	6,783	120,465
Bulgari SpA	1,592	16,079
Enel SpA	301,142	2,863,765
Eni SpA	106,461	3,972,538
ENI SpA ADR	19,600	1,454,908
Fiat SpA	7,519	123,237
Finmeccanica SpA	46,238	1,214,295
Fondiaria-Sai SpA	729	24,149
Geox SpA	57,531	586,504
IFIL Investments SpA	3,300	21,458
Intesa Sanpaolo SpA	81,578	465,918
Italcementi SpA	1,116	13,002
Italcementi SpA RNC	749	12,453
Lottomatica SpA	645	19,285
Luxottica Group SpA	1,469	34,462
Mediaset SpA	8,132	53,614
Mediobanca SpA	98,057	1,667,368
Mediolanum SpA	2,319	9,648
Parmalat SpA	17,594	45,983
Pirelli & C. SpA	27,715	19,091
Prysmian SpA	1,145	29,006
Safilo Group SpA	14,089	31,255
Saipem SpA	2,804	131,692
Snam Rete Gas SpA	37,997	259,788
Telecom Italia SpA (Chi-X)	106,296	214,218
Telecom Italia SpA (Milan)	63,827	103,507
Terna Rete Elettrica Nazionale SpA	12,712	53,839
UniCredito Italiano SpA	120,133	735,295
Unione di Banche Italiane Scpa	6,431	150,766
Unipol Gruppo Finanziario SpA	7,053	16,646
		16,310,182
Japan — 16.8%
ACOM Co., Ltd.	670	20,759
Advantest Corp.	1,700	35,782
Aeon Co., Ltd.	6,700	82,721
Aeon Credit Service Co., Ltd.	900	11,281
Aeon Mall Co., Ltd.	700	20,700
AIFUL Corp.	800	9,267
Aioi Insurance Co., Ltd.	4,000	21,321
Aisin Seiki Co., Ltd.	2,000	65,546
Ajinomoto Co., Inc.	7,000	66,186
Alfresa Holdings Corp.	300	21,415
All Nippon Airways Co., Ltd.	7,000	26,171
Alps Electric Co., Ltd.	1,800	18,596
Amada Co., Ltd.	4,000	31,530
Aozora Bank, Ltd.	7,000	16,019
Asahi Breweries, Ltd.	4,200	78,395

Asahi Glass Co., Ltd.	138,000	1,668,710
Asahi Kasei Corp.	12,000	62,834
Asics Corp.	2,000	21,811
Astellas Pharma, Inc.	5,200	220,370
Bank of Kyoto, Ltd.	3,000	31,332
Benesse Corp.	700	28,347
Bridgestone Corp.	6,400	97,822
Brother Industries, Ltd.	2,500	34,350
Canon Marketing Japan, Inc.	800	14,074
Canon, Inc.	11,200	575,901
Casio Computer Co., Ltd.	2,500	28,464
Central Japan Railway Co.	16	176,296
Chubu Electric Power Co., Inc.	7,000	170,740
Chugai Pharmaceutical Co., Ltd.	51,800	828,819
Chuo Mitsui Trust Holdings, Inc.	8,000	47,615
Citizen Watch Co., Ltd.	3,600	27,428
Coca-Cola West Japan Co., Ltd.	600	13,985
Cosmo Oil Co., Ltd.	6,000	21,698
Credit Saison Co., Ltd.	1,700	35,702
CSK Holdings Corp.	700	13,778
Dai Nippon Printing Co., Ltd.	6,000	88,431
Daicel Chemical Industries, Ltd.	3,000	16,895
Daido Steel Co., Ltd.	3,000	16,754
Daihatsu Motor Co., Ltd.	2,000	22,903
Daiichi Sankyo Co., Ltd.	7,300	201,088
Daikin Industries, Ltd.	2,800	141,338
Dainippon Ink and Chemicals, Inc.	7,000	20,238
Dainippon Sumitomo Pharma Co., Ltd.	1,000	8,090
Daito Trust Construction Co., Ltd.	800	38,800
Daiwa House Industry Co., Ltd.	5,000	46,993
Daiwa Securities Group, Inc.	14,000	128,681
Dena Co., Ltd.	3	17,686
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	18,553
Denso Corp.	5,100	175,307
Dentsu, Inc.	20	42,379
Dowa Mining Co., Ltd.	3,000	21,839
East Japan Railway Co.	568	4,627,019
Eisai Co., Ltd.	2,600	91,821
Electric Power Development Co., Ltd.	1,600	59,368
Elpida Memory, Inc.†	23,200	742,854
FamilyMart Co., Ltd.	600	24,523
Fanuc, Ltd.	2,000	195,319
Fast Retailing Co., Ltd.	600	56,844
Fuji Electric Holdings Co., Ltd.	6,000	21,189
Fuji Heavy Industries, Ltd.	6,000	29,383
Fuji Television Network, Inc.	5	7,534
FUJIFILM Holdings Corp.	5,100	175,307
Fujitsu, Ltd.	122,000	905,363
Fukuoka Financial Group, Inc.	8,000	36,088
Furukawa Electric Co., Ltd.	7,000	30,390
Gunma Bank, Ltd.	4,000	26,633
Hakuhodo DY Holdings, Inc.	240	12,793
Hankyu Hanshin Holdings, Inc.	12,800	53,763
Haseko Corp.	13,500	18,053
Hikari Tsushin, Inc.	300	9,888
Hino Motors, Ltd.	3,000	18,590
Hirose Electric Co., Ltd.	300	30,117
Hisamitsu Pharmaceutical Co., Inc.	700	30,456
Hitachi Chemical Co., Ltd.	1,100	22,739
Hitachi Construction Machinery Co., Ltd.	1,100	30,819
Hitachi High-Technologies Corp.	700	16,217
Hitachi Metals, Ltd.	67,000	1,100,419
Hitachi, Ltd.	35,000	252,484
Hokkaido Electric Power Co., Inc.	2,000	40,684
Hokuhoku Financial Group, Inc.	12,000	34,807
Hokuriku Electric Power Co.	1,800	42,803
Honda Motor Co., Ltd.	17,400	591,552
Hoya Corp.	4,300	99,416
Ibiden Co., Ltd.	1,400	50,892
Idemitsu Kosan Co., Ltd.	200	17,743
IHI Corp.	14,000	28,347
Inpex Holdings, Inc.	9	113,575
Isetan Mitsukoshi Holdings, Ltd.†	3,560	38,120
Isuzu Motors, Ltd.	13,000	62,561
Ito En, Ltd.	600	9,448
ITOCHU Corp.	16,000	170,420
ITOCHU Techno-Solutions Corp.	300	9,747
J Front Retailing Co., Ltd.	4,000	21,133
Jafco Co., Ltd.	300	10,256
Japan Airlines Corp.†	9,000	18,901
Japan Petroleum Exploration Co.	300	21,415
Japan Prime Reality Investment Corp.	6	17,743
Japan Real Estate Investment Corp.	4	42,191
Japan Retail Fund Investment Corp.	4	23,054
Japan Steel Works, Ltd.	4,000	77,789
Japan Tobacco, Inc.	47	200,509
JFE Holdings, Inc.	5,700	287,187
JGC Corp.	2,000	39,365
JS Group Corp.	2,800	44,485
JSR Corp.	1,900	37,755
JTEKT Corp.	2,000	31,718
Jupiter Telecommunications Co.	25	19,377
Kajima Corp.	9,000	31,445
Kamigumi Co., Ltd.	3,000	22,687
Kaneka Corp.	3,000	20,427
Kansai Paint Co., Ltd.	2,000	13,844
Kao Corp.	5,000	131,139
Kawasaki Heavy Industries, Ltd.	15,000	39,977
Kawasaki Kisen Kaisha, Ltd.	6,000	56,336
KDDI Corp.	30	185,337
Keihin Electric Express Railway Co., Ltd.	5,000	30,984
Keio Corp.	6,000	30,343
Keisei Electric Railway Co., Ltd.	3,000	15,341
Keyence Corp.	400	95,268
Kikkoman Corp.	2,000	24,429
Kinden Corp.	1,000	10,086
Kintetsu Corp.	17,000	53,313
Kirin Brewery Co., Ltd.	8,000	124,914
Kobe Steel, Ltd.	28,000	80,162
Komatsu, Ltd.	40,100	1,117,823
Konami Corp.	1,000	34,939
Konica Minolta Holdings, Inc.	5,000	84,428
Kubota Corp.	12,000	86,227
Kuraray Co., Ltd.	4,000	47,690
Kurita Water Industries, Ltd.	1,200	44,413

Kyocera Corp.	1,700	160,098
Kyowa Hakko Kogyo Co., Ltd.	2,364	24,222
Kyushu Electric Power Co., Inc.	4,000	83,628
Lawson, Inc.	700	34,082
Leopalace21 Corp.	1,300	18,609
Mabuchi Motor Co., Ltd.	300	16,273
Makita Corp.	1,300	53,134
Marubeni Corp.	17,000	142,007
Marui Co., Ltd.	2,900	22,586
Maruichi Steel Tube, Ltd.	400	12,506
Matsushita Electric Industrial Co., Ltd.	21,000	452,889
Matsushita Electric Works, Ltd.	4,000	40,797
Mazda Motor Corp.	9,000	46,701
MEDICEO Holdings Co., Ltd.	1,500	27,603
Meiji Dairies Corp.	3,000	15,398
Millea Holdings, Inc.	7,600	296,313
Minebea Co., Ltd.	4,000	22,866
Mitsubishi Chemical Holdings Corp.	13,500	78,570
Mitsubishi Corp.	65,100	2,145,783
Mitsubishi Electric Corp.	20,000	215,661
Mitsubishi Estate Co., Ltd.	68,000	1,556,152
Mitsubishi Gas Chemical Co., Inc.	4,000	28,855
Mitsubishi Heavy Industries, Ltd.	34,000	162,019
Mitsubishi Logistics Corp.	1,000	10,943
Mitsubishi Materials Corp.	12,000	51,307
Mitsubishi Motors Corp.†	38,000	69,068
Mitsubishi Rayon Co., Ltd.	6,000	18,929
Mitsubishi Tanabe Pharma Corp.	2,000	26,143
Mitsubishi UFJ Financial Group, Inc.	109,165	967,408
Mitsubishi UFJ Lease & Finance Co., Ltd.	610	26,483
Mitsubishi UFJ Nicos Co., Ltd.†	3,000	9,917
Mitsui & Co., Ltd.	137,000	3,025,521
Mitsui Chemicals, Inc.	7,000	34,478
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	25,314
Mitsui Fudosan Co., Ltd.	9,000	192,400
Mitsui Mining & Smelting Co., Ltd.	6,000	17,686
Mitsui O.S.K. Lines, Ltd.	12,000	170,985
Mitsui Sumitomo Insurance Group Holdings, Inc.†	3,800	130,979
Mitsumi Electric Co., Ltd.	900	20,045
Mizuho Financial Group, Inc.	102	476,451
Mizuho Trust & Banking Co., Ltd.	16,000	27,575
Murata Manufacturing Co., Ltd.	2,200	103,593
NamCo Bandai Holdings, Inc.	2,200	24,904
NEC Corp.	21,000	109,959
NEC Electronics Corp.†	400	9,964
NGK Insulators, Ltd.	3,000	58,342
NGK Spark Plug Co., Ltd.	2,000	22,960
NHK Spring Co., Ltd.	2,000	15,934
Nidec Corp.	1,100	73,240
Nikon Corp.	3,000	87,583
Nintendo Co., Ltd.	5,586	3,151,117
Nippon Building Fund, Inc.	5	58,860
Nippon Commercial Investment Corp.	579	1,635,824
Nippon Electric Glass Co., Ltd.	4,000	69,200
Nippon Express Co., Ltd.	8,000	38,348
Nippon Meat Packers, Inc.	2,000	27,085
Nippon Mining Holdings, Inc.	9,500	59,495
Nippon Oil Corp.	14,000	94,006
Nippon Paper Group, Inc.	9	24,580
Nippon Residential Investment Corp.	147	441,616
Nippon Sheet Glass Co., Ltd.	6,000	29,665
Nippon Steel Corp.	56,000	303,244
Nippon Telegraph and Telephone Corp.	701	3,432,877
Nippon Yusen Kabushiki Kaisha	12,000	115,384
Nipponkoa Insurance Co., Ltd.	7,000	60,715
Nishi-Nippon City Bank, Ltd.	7,000	20,832
Nissan Chemical Industries, Ltd.	2,000	24,599
Nissan Motor Co., Ltd.	23,800	196,568
Nisshin Seifun Group, Inc.	2,000	25,126
Nisshin Steel Co., Ltd.	8,000	27,198
Nisshinbo Industries, Inc.	2,000	23,751
Nissin Food Products Co., Ltd.	900	30,174
Nitori Co., Ltd.	400	20,568
Nitto Denko Corp.	1,700	65,320
NOK Corp.	1,200	19,076
Nomura Holdings, Inc.	126,100	1,868,016
Nomura Real Estate Holdings, Inc.	500	10,548
Nomura Real Estate Office Fund, Inc.	3	22,574
Nomura Research Institute, Ltd.	1,200	28,140
NSK, Ltd.	5,000	43,744
NTN Corp.	4,000	26,633
NTT Data Corp.	13	50,808
NTT DoCoMo, Inc.	169	248,284
NTT Urban Development Corp.	12	15,708
Obayashi Corp.	6,000	27,179
Obic Co., Ltd.	70	11,754
Odakyu Electric Railway Co., Ltd.	7,000	45,487
OJI Paper Co., Ltd.	9,000	42,294
OKUMA Corp.	2,000	19,871
Olympus Corp.	37,000	1,250,930
Omron Corp.	2,200	47,238
Ono Pharmaceutical Co., Ltd.	1,000	55,093
Onward Kashiyama Co., Ltd.	1,000	10,501
ORACLE Corp.	400	16,311
Oriental Land Co., Ltd.	500	29,854
ORIX Corp.	970	138,761
Osaka Gas Co., Ltd.	21,000	76,932
Osaka Titanium Technologies Co.	200	10,510
Otsuka Corp.	200	13,806
Pioneer Corp.	1,600	12,883
Promise Co., Ltd.	700	19,579
Rakuten, Inc.	69	34,830
Resona Holdings, Inc.	56	85,963
Ricoh Co., Ltd.	130,000	2,345,717
Rohm Co., Ltd.	1,100	63,295
Sankyo Co., Ltd.	600	39,102
Santen Pharmaceutical Co., Ltd.	800	20,078
Sanyo Electric Co., Ltd.†	17,000	39,544
Sapporo Hokuyo Holdings, Inc.	3	20,285
Sapporo Holdings, Ltd.	3,000	20,992
SBI Securities Co., Ltd.	16	12,506
SBI Holdings, Inc.	118	25,826
Secom Co., Ltd.	2,200	106,908
Sega Sammy Holdings, Inc.	2,100	18,313

Seiko Epson Corp.	1,300	35,749
Sekisui Chemical Co., Ltd.	5,000	34,044
Sekisui House, Ltd.	5,000	46,664
Seven & I Holdings Co., Ltd.	76,000	2,168,668
Sharp Corp.	10,000	162,829
Shikoku Electric Power Co.	1,900	52,248
Shimadzu Corp.	2,000	19,909
Shimamura Co., Ltd.	200	12,318
Shimano, Inc.	700	35,137
Shimizu Corp.	6,000	28,422
Shin-Etsu Chemical Co., Ltd.	4,300	266,459
Shinko Electric Industries Co., Ltd.	700	8,642
Shinko Securities Co., Ltd.	6,000	17,686
Shinsei Bank, Ltd.	10,000	34,280
Shionogi & Co., Ltd.	3,000	59,189
Shiseido Co., Ltd.	3,000	68,654
Showa Denko K.K.	12,000	31,869
Showa Shell Sekiyu K.K.	2,000	21,905
SMC Corp.	600	65,715
Softbank Corp.	8,000	134,859
Sojitz Corp.	13,000	43,339
Sompo Japan Insurance, Inc.	9,000	84,588
Sony Corp.	52,900	2,311,588
Sony Financial Holdings, Inc.	9	36,192
Square Enix Co., Ltd.	600	17,743
Stanley Electric Co., Ltd.	1,600	38,725
Sumco Corp.	1,300	28,771
Sumitomo Chemical Co., Ltd.	16,000	100,805
Sumitomo Corp.	120,000	1,576,494
Sumitomo Electric Industries, Ltd.	116,700	1,481,486
Sumitomo Heavy Industries, Ltd.	6,000	40,627
Sumitomo Metal Industries, Ltd.	353,000	1,552,489
Sumitomo Metal Mining Co., Ltd.	6,000	91,990
Sumitomo Mitsui Financial Group, Inc.	506	3,807,449
Sumitomo Realty & Development Co., Ltd.	4,000	79,484
Sumitomo Rubber Industries, Ltd.	1,800	13,426
Suruga Bank, Ltd.	2,000	26,011
Suzuken Co., Ltd.	700	25,842
Suzuki Motor Corp.	3,700	87,461
T&D Holdings, Inc.	2,091	128,589
Taiheiyo Cement Corp.	9,000	18,053
Taisei Corp.	10,000	23,826
Taisho Pharmaceutical Co., Ltd.	2,000	37,086
Taiyo Nippon Sanso Corp.	3,000	25,004
Takashimaya Co., Ltd.	3,000	27,207
Takeda Pharmaceutical Co., Ltd.	8,900	452,606
Takefuji Corp.	1,160	16,135
TDK Corp.	1,300	77,864
Teijin, Ltd.	9,000	30,852
Terumo Corp.	1,800	91,877
The 77 Bank, Ltd.	4,000	25,126
The Bank of Yokohama, Ltd.	13,000	89,862
The Chiba Bank, Ltd.	8,000	56,053
The Chugoku Bank, Ltd.	1,000	14,522
The Chugoku Electric Power Co.	2,900	61,859
The Hachijuni Bank, Ltd.	4,000	25,917
The Hiroshima Bank, Ltd.	5,000	22,272
The Iyo Bank, Ltd.	2,000	23,412
The Joyo Bank, Ltd.	7,000	34,016
The Kansai Electric Power Co., Inc.	8,100	189,561
The Shizuoka Bank, Ltd.	6,000	61,252
The Sumitomo Trust & Banking Co., Ltd.	15,000	104,817
THK Co., Ltd.	1,300	25,220
Tobu Railway Co., Ltd.	9,000	42,633
Toho Co., Ltd.	1,200	24,523
Toho Gas Co., Ltd.	5,000	27,405
Toho Titanium Co., Ltd.	300	5,891
Tohoku Electric Power Co., Inc.	4,500	97,895
Tokai Rika Co., Ltd.	500	10,336
Tokuyama Corp.	2,000	14,880
Tokyo Broadcasting System, Inc.	400	7,591
Tokyo Electric Power Co., Inc.	12,800	329,086
Tokyo Electron, Ltd.	1,800	103,743
Tokyo Gas Co., Ltd.	24,000	96,737
Tokyo Steel Manufacturing Co., Ltd.	1,100	12,711
Tokyo Tatemono Co., Ltd.	77,000	498,178
Tokyu Corp.	12,000	62,269
Tokyu Land Corp.	4,000	22,715
TonenGeneral Sekiyu K.K.	3,000	27,235
Toppan Printing Co., Ltd.	6,000	66,055
Toray Industries, Inc.	14,000	75,020
Toshiba Corp.	266,000	1,961,463
Tosoh Corp.	5,000	20,436
Toto, Ltd.	3,000	21,133
Toyo Seikan Kaisha, Ltd.	1,700	30,002
Toyo Suisan Kaisha, Ltd.	1,000	22,602
Toyoda Gosei Co., Ltd.	700	20,436
Toyota Boshoku Corp	700	18,755
Toyota Industries Corp.	1,900	60,837
Toyota Motor Corp.	59,600	2,812,036
Toyota Tsusho Corp.	2,200	51,589
Trend Micro, Inc.†	1,000	32,961
Ube Industreis, Ltd.	10,000	35,410
Uni-Charm Corp.	400	28,441
UNY Co., Ltd.	2,000	19,701
Ushio, Inc.	1,200	19,607
USS Co., Ltd.	260	17,164
West Japan Railway Co.	18	88,318
Yahoo! Japan Corp.	159	61,243
Yakult Honsha Co., Ltd.	1,100	30,974
Yamada Denki Co., Ltd.	910	64,789
Yamaguchi Financial Group, Inc.	2,000	27,688
Yamaha Corp.	1,800	34,751
Yamaha Motor Co., Ltd.	2,100	39,296
Yamato Kogyo Co., Ltd.	500	23,826
Yamato Transport Co., Ltd.	4,000	55,827
Yamazaki Baking Co., Ltd.	1,000	10,990
Yaskawa Electric Corp.	2,000	19,607
Yokogawa Electric Corp.	2,400	21,947
		70,888,622
Luxembourg — 0.6%
Acergy SA	2,078	46,512
ArcelorMittal	9,208	910,446

Millicom International Cellular SA SDR	14,450	1,506,795
SES FDR	3,201	81,141
		2,544,894
Mauritius — 0.0%
Golden Agri-Resources Ltd.	52,000	34,398

Mexico — 0.2%
Corp GEO SA de CV, Series B†	156,520	523,752
Desarrolladora Homex SA de CV ADR†	7,000	410,060
		933,812
Netherlands — 1.7%
Aegon NV	112,783	1,493,907
Akzo Nobel NV	15,682	1,077,989
ASML Holding NV	4,567	112,532
Corio NV	462	36,101
European Aeronautic Defense and Space Co.	3,448	65,362
Fugro NV CVA	614	52,444
Heineken Holding NV	1,167	53,541
Heineken NV	2,594	132,407
ING Groep NV CVA	53,781	1,715,103
James Hardie Industries NV CDI	4,955	20,140
Koninklijke Ahold NV	38,597	518,968
Koninklijke DSM DV	1,440	84,726
Koninklijke KPN NV	19,525	335,079
Koninklijke Philips Electronics NV	11,500	391,275
Randstad Holding NV	1,047	36,596
Reed Elsevier NV	6,616	111,561
SBM Offshore NV	1,517	55,985
SNS Reaal	1,384	26,868
STMicroelectronics NV	7,231	75,265
TNT NV	4,018	137,404
TomTom NV†	644	18,525
Unilever NV CVA	17,255	489,824
Wolters Kluwer NV	3,142	73,412
		7,115,014
New Zealand — 0.0%
Auckland International Airport, Ltd.	10,357	15,392
Contact Energy, Ltd.	3,053	18,591
Fletcher Building, Ltd.	5,304	25,670
Sky City Entertainment Group, Ltd.	5,045	11,766
Telecom Corp. of New Zealand, Ltd.	19,290	52,486
		123,905
Norway — 1.5%
Aker Kvaerner ASA	1,723	40,680
DnB NOR ASA	7,699	97,953
Norsk Hydro ASA	7,455	108,900
Orkla ASA	8,685	111,521
Petroleum Geo-Services ASA†	103,376	2,537,108
Renewable Energy Corp. AS†	1,650	42,763
Schibsted ASA	29,862	847,220
StatoilHydro ASA	39,117	1,458,478
Storebrand ASA	4,209	31,238
Telenor ASA	57,621	1,083,816
Yara International ASA	1,975	174,885
		6,534,562
Portugal — 0.2%
Banco BPI SA	2,870	11,907
Banco Comercial Portugues SA	24,861	53,821
Banco Espirito Santo SA	2,383	37,181
Brisa-Auto Estradas de Portugal SA	3,176	36,703
Cimpor Cimentos de Portugal SGPS SA	2,847	19,185
Energias de Portugal SA	144,676	755,108
Portugal Telecom SGPS SA	7,063	80,178
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	1,829	15,205
Sonae SGPS SA	9,532	11,481
		1,020,769
Russia — 1.4%
OAO Gazprom ADR	73,424	4,258,592
OAO Gazprom ADR (London)	8,168	473,744
Sberbank (Frankfurt) GDR†	1,392	508,240
Sberbank (OTC Traded) GDR	2,460	777,360
		6,017,936
Singapore — 0.9%
Ascendas Real Estate Investment Trust	10,000	16,243
CapitaCommercial Trust	10,000	14,038
CapitaLand, Ltd.	18,000	75,411
CapitaMall Trust	12,000	26,372
City Developments, Ltd.	5,000	39,910
ComfortDelGro Corp., Ltd.	20,000	22,050
Cosco Corp. (Singapore), Ltd.	319,000	750,285
DBS Group Holdings, Ltd.	141,163	1,956,807
Fraser and Neave, Ltd.	10,000	33,295
Jardine Cycle & Carriage, Ltd.	1,000	12,495
Keppel Corp., Ltd.	13,000	106,442
Keppel Land, Ltd.	4,000	14,582
Neptune Orient Lines, Ltd.	5,000	11,870
Olam International, Ltd.	12,000	21,433
Oversea-Chinese Banking Corp.	26,100	156,729
Parkway Holdings, Ltd.	9,000	15,347
SembCorp Industries, Ltd.	9,760	29,842
SembCorp Marine, Ltd.	9,000	26,725
Singapore Airlines, Ltd.	5,670	61,261
Singapore Exchange, Ltd.	9,000	45,710
Singapore Press Holdings, Ltd.	16,250	50,761
Singapore Technologies Engineering, Ltd.	14,000	28,297
Singapore Telecommunications, Ltd.	83,910	223,258
United Overseas Bank, Ltd.	13,000	177,913
United Overseas Land, Ltd.	5,500	13,744
Venture Corp., Ltd.	2,000	14,421
Wilmar International, Ltd.	8,000	29,753
Yanlord Land Group	5,000	6,799
		3,981,793
South Africa — 1.0%
Impala Platinum Holdings, Ltd.	68,116	2,688,103

Massmart Holdings, Ltd.	34,403	271,094
MTN Group, Ltd.	70,064	1,114,044
		4,073,241
South Korea — 0.8%
Kookmin Bank	18,248	1,078,081
Samsung Electronics Co., Ltd.	3,897	2,328,402
		3,406,483
Spain — 2.7%
Abertis Infraestructuras SA	2,974	70,564
Acciona SA	302	71,727
Acerinox SA	1,513	34,851
ACS Actividades de Construccion y Servicios SA	2,057	103,345
Banco Bilbao Vizcaya Argentaria SA	37,714	722,641
Banco de Sabadell SA	9,723	82,206
Banco Popular Espanol SA	8,369	115,822
Banco Santander SA	160,110	2,941,836
Banco Santander SA ADR	39,500	718,505
Bankinter SA	2,794	31,805
Cintra Concesiones de Infraestructuras de Transporte SA	62,588	701,617
Criteria Caixacorp SA	8,904	53,412
Enagas	1,895	53,705
Fomento de Construcciones y Contratas SA	483	28,700
Gamesa Corp. Tecnologica SA	26,618	1,308,391
Gas Natural SDG SA	1,185	69,106
Gestevision Telecinco SA	1,046	13,373
Grifols SA	1,353	43,222
Grupo Ferrovial SA	667	41,292
Iberdrola Renovables†	8,947	69,306
Iberdrola SA	28,200	377,840
Iberdrola SA (Euro)†	8,824	93,345
Iberia Lineas Aereas de Espana SA	5,045	12,073
Indra Sistemas SA	1,044	27,154
Industria de Diseno Textil SA	2,310	106,418
Mapfre SA	7,230	34,605
Promotora de Informaciones SA	926	9,914
Red Electrica de Espana	1,145	74,544
Repsol YPF SA	44,373	1,748,674
Repsol YPF SA ADR	9,100	357,357
Sacyr Vallehermoso SA	754	23,078
Telefonica SA	45,503	1,209,321
Union Fenosa SA	1,290	75,189
Zardoya Otis SA	1,220	25,317
		11,450,255
Sweden — 1.3%
Alfa Laval AB	3,984	62,018
Assa Abloy AB, Class B	3,200	46,360
Atlas Copco AB, Class A	7,104	104,688
Atlas Copco AB, Class B	61,376	817,844
Boliden AB	3,004	24,491
Electrolux AB, Class B	2,696	34,470
Getinge AB, Class B	1,904	46,632
Hennes & Mauritz AB, Class B	5,392	292,321
Holmen AB	591	17,369
Husqvarna AB, Class B	2,872	25,156
Investor AB, Class B	4,800	101,420
Lundin Petroleum AB†	2,531	37,403
Modern Times Group AB, Class B	553	32,551
Nordea Bank AB	21,823	301,122
Sandvik AB	10,495	143,768
Scania AB, Class B	3,772	51,672
Securitas AB, Class B	3,378	39,263
Skandinaviska Enskilda Banken AB, Class A	4,875	90,661
Skanska AB, Class B	4,005	57,524
SKF AB, Class B	4,337	68,053
Ssab Svenskt Stal AB, Class A	56,186	1,819,238
Ssab Svenskt Stal AB, Class B	834	23,819
Svenska Cellulosa AB, Class B	5,903	83,559
Svenska Handelsbanken AB, Class A	5,059	120,543
Swedbank AB, Class A	3,800	73,508
Swedish Match AB	2,826	57,952
Tele2 AB, Class B	3,213	62,953
Telefonaktiebolaget LM Ericsson, Class B	31,268	326,052
TeliaSonera AB	23,691	175,447
Volvo AB Class B	11,418	140,297
		5,278,154
Switzerland — 7.0%
ABB, Ltd.†	23,241	661,136
Actelion, Ltd.†	1,035	55,420
Adecco SA	1,304	64,718
Baloise Holding AG	543	57,194
Compagnie Financiere Richemont SA	5,528	307,908
Credit Suisse Group	44,812	2,057,347
EFG International	543	14,857
Geberit AG	420	61,877
Givaudan SA	69	61,668
Holcim, Ltd.	2,233	180,883
Julius Baer Holding AG	2,245	151,637
Kuehne & Nagel International AG	571	54,246
Lindt & Spruengli AG	9	24,853
Logitech International SA†	1,826	49,156
Lonza Group AG	15,327	2,126,020
Nestle SA	185,772	8,394,338
Nobel Biocare Holding AG	1,266	41,342
Novartis AG	24,568	1,352,797
OC Oerlikon Corp AG†	74	20,536
Pargesa Holding SA	285	31,777
Roche Holding AG	42,766	7,702,945
Schindler Holding AG	539	40,179
SGS SA	49	70,127
Sonova Holding AG	498	41,291
Straumann AG	83	19,890
Sulzer AG	290	36,820
Swatch Group AG	542	25,361
Swatch Group AG, Class B	334	83,455
Swiss Life Holding†	5,641	1,507,506
Swiss Reinsurance	16,603	1,106,000
Swisscom AG	239	79,721
Syngenta AG	1,101	358,090
UBS AG†	100,835	2,116,296

Zurich Financial Services AG	1,540	394,215
		29,351,606
Taiwan — 0.8%
MediaTek, Inc.	138,000	1,591,276
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	160,591	1,752,048
		3,343,324
United Kingdom — 18.6%
3i Group PLC	4,055	66,635
Aegis Group PLC	797,604	1,711,832
Alliance & Leicester PLC	4,010	23,563
AMEC PLC	3,511	62,241
American Physicians Capital, Inc.	48,043	1,664,126
Anglo American PLC	86,889	6,102,441
Antofagasta PLC	4,176	54,732
Associated British Foods PLC	3,773	57,003
AstraZeneca PLC	15,432	658,413
Aviva PLC	196,038	1,956,296
BAE Systems PLC	368,592	3,248,745
Balfour Beatty PLC	5,045	42,708
Barclays PLC SUB SHRS	69,559	403,876
Barclays PLC	14,905	2,969
Berkeley Group Holdings PLC†	895	12,158
BG Group PLC	35,414	921,949
BHP Billiton PLC	23,378	894,057
BP PLC	199,943	2,322,830
British Airways PLC	6,106	26,179
British Energy Group PLC	10,940	155,260
British Land Co. PLC	5,410	76,347
British Sky Broadcasting Group PLC	12,066	113,439
BT Group PLC	83,383	332,007
Bunzl PLC	3,457	45,068
Burberry Group PLC	4,582	41,344
Cable & Wireless PLC	26,331	79,091
Cadbury PLC	14,309	180,271
Cairn Energy PLC†	1,385	89,244
Carnival PLC	1,720	54,987
Carphone Warehouse PLC	4,355	17,167
Centrica PLC	38,979	240,879
Cobham PLC	12,025	47,377
Compass Group PLC	19,689	148,830
Cookson Group PLC	13,514	168,909
Daily Mail & General Trust	2,998	18,736
Diageo PLC	168,919	3,108,901
Enterprise Inns PLC	5,359	43,338
Eurasian Natural Resources Corp.†	3,409	90,514
Experian Group, Ltd.	10,838	80,684
FirstGroup PLC	5,099	52,813
Friends Provident PLC	24,606	50,090
G4S PLC	13,423	54,142
GKN PLC	7,468	33,172
GlaxoSmithKline PLC	57,934	1,284,355
Hammerson PLC	3,061	54,416
Hays PLC	14,851	26,771
HBOS PLC	39,595	217,674
Home Retail Group PLC	9,293	40,352
HSBC Holdings PLC	183,090	2,829,065
ICAP PLC	5,493	59,301
IMI PLC	3,415	29,691
Imperial Tobacco Group PLC	31,610	1,178,026
Inchcape PLC	4,623	29,421
Intercontinental Hotels Group PLC	2,811	37,682
International Power PLC	15,924	137,023
Invensys PLC†	8,442	43,804
Investec PLC	4,237	25,994
ITV PLC	35,013	31,174
J Sainsbury PLC	11,077	70,218
Johnson Matthey PLC	2,273	83,577
Kazakhmys PLC	18,018	571,355
Kingfisher PLC	24,822	55,523
Ladbrokes PLC	6,372	32,587
Land Securities Group PLC	4,924	120,833
Legal & General Group PLC	65,143	130,015
Liberty International PLC	2,683	46,066
Lloyds TSB Group PLC	59,826	370,303
LogicaCMG PLC	15,440	33,214
London Stock Exchange Group PLC	1,613	25,060
Lonmin PLC	1,655	105,192
Man Group PLC, Class B	18,165	225,775
Marks & Spencer Group PLC	17,073	111,712
Meggitt PLC	6,975	29,523
Mitchells & Butlers PLC	4,268	17,427
Mondi PLC	3,889	22,968
National Express Group PLC	1,375	26,073
National Grid PLC	166,530	2,190,896
Next PLC	2,123	40,997
Old Mutual PLC	53,549	98,982
Pearson PLC	8,561	104,786
Persimmon PLC	3,178	20,003
Premier Foods PLC	493,224	935,763
Prudential PLC	258,051	2,739,613
Punch Taverns PLC	2,820	17,581
Reckitt Benckiser Group PLC	26,681	1,352,528
Reed Elsevier PLC	166,157	1,906,328
Rentokil Initial PLC	548,371	1,084,080
Rexam PLC	6,805	52,524
Rio Tinto PLC	10,567	1,264,767
Rolls-Royce Group PLC†	19,293	131,234
Royal & Sun Alliance Insurance Group PLC	34,465	86,223
Royal Bank of Scotland Group PLC	1,000,291	4,283,722
Royal Dutch Shell PLC, Class A	19,282	792,333
Royal Dutch Shell PLC, Class A (London)	18,430	758,363
Royal Dutch Shell PLC, Class B	29,226	1,175,919
RT Group PLC†(1)(2)(3)	207	4
SABMiller PLC	118,237	2,713,079
Sage Group PLC	13,825	57,553
Schroders PLC	28,975	527,504
Scottish and Southern Energy PLC	9,163	256,066
Segro PLC	4,618	36,196
Serco Group PLC	5,138	45,823
Severn Trent PLC	2,484	63,529
Shire, Ltd.	98,493	1,615,569
Smith & Nephew PLC	9,438	104,147
Smiths Group PLC	4,107	88,840

Stagecoach Group PLC	5,660	31,567
Standard Chartered PLC	14,931	425,286
Standard Life PLC	23,028	96,209
Tate & Lyle PLC	4,841	38,329
Taylor Nelson Sofres PLC	143,041	661,718
Taylor Woodrow PLC	11,181	13,808
Tesco PLC	671,349	4,938,376
The Capita Group PLC	6,454	88,381
Thomas Cook Group PLC	5,173	24,111
Thomson Reuters PLC	2,145	57,423
Tomkins PLC	9,335	28,077
TUI Travel PLC	5,920	24,173
Tullow Oil PLC	109,463	2,082,223
Unilever PLC	13,754	391,487
United Business Media PLC	2,452	26,642
United Utilities PLC	9,329	127,565
Vedanta Resources PLC	1,524	66,388
Vodafone Group PLC	2,838,840	8,433,749
Whitbread PLC	1,862	45,693
William Hill PLC	3,679	23,468
William Morrison Supermarkets PLC	25,605	135,791
Wolseley PLC	7,007	52,548
WPP Group PLC	11,863	114,425
Xstrata PLC	28,829	2,310,702
		78,440,624
United States — 0.0%
Synthes, Inc.	628	86,557

Total Common Stock (cost $400,503,935)		395,745,129

PREFERRED STOCK — 1.3%
Brazil — 0.8%
Companhia de Transmissao de Energia Paulista	37,200	1,226,386
NET Servicos de Comunicacao SA†	154,377	1,954,871
		3,181,257
Germany — 0.1%
Bayerische Motoren Werke AG	552	21,910
Fresenius AG	821	70,926
Henkel KGaA	1,886	75,156
Porsche Automobil Holding SE	926	142,718
ProSiebenSat.1Media AG	868	8,706
RWE AG	413	41,583
Volkswagen AG	1,113	161,270
		522,269
Italy — 0.0%
IFI - Istituto Finanziario Industriale SpA†	690	13,742
Unipol Gruppo Finanziario SpA	9,656	18,639
		32,381
Russia — 0.4%
Sberbank	834,800	1,636,208
Total Preferred Stock (cost $5,227,528)		5,372,115

EXCHANGE TRADED FUNDS — 1.4%
iShares MSCI EAFE Index Fund (cost $6,358,502)	86,900	5,970,030

RIGHTS — 0.0%
Japan — 0.0%
Dowa Mining Co., Ltd.† Expires 01/29/10	3,000	1,091
Spain — 0.0%
Zardoya Otis SA† Expries 06/30/08	1,220	2,516
United Kingdom — 0.0%
HBOS PLC† Expires 08/18/08	15,838	3,391
Total Rights (cost $0)		6,998

Total Long-Term Investment Securities (cost $412,089,965)		407,094,272

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 07/01/08	$4,726,000	4,726,000

U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes 2.00% due 07/01/08	3,800,000	3,800,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.91% due 09/11/08(4)	250,000	249,160
Total Short-Term Investment Securities (cost $8,775,045)		8,775,160

Repurchase Agreements — 1.5%
REPURCHASE AGREEMENTS — 1.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.25%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $235,002 and collateralized by $240,000 of United States Treasury Notes, bearing interest at 4.13%, due 08/15/08 and having an approximate value of $243,984	235,000	235,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $1,613,016 and collateralized by $1,610,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.30%, due 02/26/27 and having an approximate value of $1,650,250	1,613,000	1,613,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $4,726,046 and collateralized by $4,705,000 of Federal Home Loan Bank Bonds, bearing interest at 4.50%, due 09/16/13 and having an approximate value of $4,822,625.	4,726,000	4,726,000
Total Repurchase Agreements (cost $6,574,000)		6,574,000

TOTAL INVESTMENTS (cost $427,439,010)(5)	100.0%	422,443,432
Other assets less liabilities	0.0	7,924
NET ASSETS	100.0%	422,451,356

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $356,868 representing 0.08% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security; see Note 1
(2)	Illiquid security
(3)

To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of June 30, 2008, the International Equity Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets
RT Group PLC
Common Stock	02/08/1999	207	$5,103	$4	$0	0.00%

(4)	The security or a protion thereof was pledged as collateral to cover margin requirements for open fututes contracts.
(5)	See Note 4 for cost of investments on a tax basis.
ADR—	American Depository Receipt
CDI—	Chess Depository Interest
CVA—	Certification Van Aandelen (Dutch Cert.)
FDR—	Fiduciary Depositary Receipt
GDR—	Global Depository Receipt
PPS—	Price Protected Shares
SDR—	Swedish Depository Receipt
SUB SHRS—	Subscription Shares
VVPR—	Reduced Tax Rate Shares

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2008	Unrealized Appreciation (Depreciation)
1 Long	CAC40 10 EURO	July 2008	$74,400	$70,017	$(4,383)
1 Long	Hang Seng Index	July 2008	145,797	141,841	(3,956)
1 Long	MSCI Singapore Index	July 2008	53,839	52,744	(1,095)
4 Long	OMXS 30 Index	July 2008	63,670	57,353	(6,317)
1 Long	FTSE 100 Index	September 2008	118,259	112,404	(5,855)
74 Long	MSCI Pan Euro Index	September 2008	2,428,345	2,289,841	(138,504)
1 Long	NIKKEI 225 Index	September 2008	61,730	57,675	(4,055)
2 Long	SPI 200	September 2008	259,065	249,173	(9,892)
6 Long	TOPIX Index	September 2008	783,812	746,285	(37,527)
					$(211,584)

BRL—	Brazilian Real
EUR—	Euro Dollar
GDP—	Pound Sterling
JPY—	Japanese Yen

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	11.9%
Oil Companies-Integrated	5.5
Medical-Drugs	5.2
Diversified Minerals	4.0
Electric-Integrated	4.0
Insurance-Multi-line	2.8
Cellular Telecom	2.7
Food-Retail	2.7
Oil Companies-Exploration & Production	2.5
Telephone-Integrated	2.4
Food-Misc.	2.4
Finance-Investment Banker/Broker	1.9
Auto-Cars/Light Trucks	1.8
Import/Export	1.7
Diversified Manufacturing Operations	1.6
Repurchase Agreements	1.6
Index Fund	1.4
Steel-Producers	1.3
Chemicals-Diversified	1.3
Transport-Rail	1.3
Insurance-Life/Health	1.2
Brewery	1.2
Electronic Components-Semiconductors	1.2
Oil-Field Services	1.2
Time Deposits	1.1
Aerospace/Defense	1.1
Multimedia	1.1
Tobacco	1.1
Real Estate Operations & Development	1.0
Diversified Operations	1.0
Engineering/R&D Services	0.9
U.S. Government Agencies	0.9
Real Estate Management/Services	0.9
Dialysis Centers	0.9
Soap & Cleaning Preparation	0.8
Beverages-Wine/Spirits	0.8
Enterprise Software/Service	0.8
Toys	0.7
Telecom Services	0.7
Office Automation & Equipment	0.7
Coal	0.7
Audio/Video Products	0.7
Platinum	0.7
Electric Products-Misc.	0.7
Retail-Misc./Diversified	0.6
Advertising Services	0.6
Chemicals-Specialty	0.5
Electric-Distribution	0.5
Machinery-Construction & Mining	0.5
Publishing-Books	0.5
Cable TV	0.5
Water	0.5
Metal-Diversified	0.5
Building & Construction-Misc.	0.4
Semiconductor Components-Integrated Circuits	0.4
Distribution/Wholesale	0.4
Building Products-Doors & Windows	0.4
MRI/Medical Diagnostic Imaging	0.4
Photo Equipment & Supplies	0.4
Insurance-Reinsurance	0.4
Power Converter/Supply Equipment	0.4
Wire & Cable Products	0.4
Gas-Distribution	0.3
Wireless Equipment	0.3
Electric-Transmission	0.3
Transport-Marine	0.3
Electronic Components-Misc.	0.3
Diversified Operations/Commercial Services	0.3
Oil & Gas Drilling	0.3
Real Estate Investment Trusts	0.3
Metal-Aluminum	0.3
Building-Residential/Commercial	0.3
Metal-Iron	0.3
Television	0.3
Food-Wholesale/Distribution	0.2
Insurance-Property/Casualty	0.2
Publishing-Newspapers	0.2
Computers-Integrated Systems	0.2
Public Thoroughfares	0.2
Machinery-General Industrial	0.2
Applications Software	0.2
Building Products-Cement	0.2
Finance-Other Services	0.2
Building-Heavy Construction	0.2
Entertainment Software	0.2
Diversified Financial Services	0.2
Cosmetics & Toiletries	0.2
Agricultural Chemicals	0.2
Transport-Services	0.2
Metal-Copper	0.1
Building & Construction Products-Misc.	0.1
Investment Management/Advisor Services	0.1
Retail-Apparel/Shoe	0.1
Rubber-Tires	0.1
Retail-Jewelry	0.1
Medical Products	0.1
Machinery-Electrical	0.1
Auto/Truck Parts & Equipment-Original	0.1
Industrial Gases	0.1
Retail-Major Department Stores	0.1
Metal Processors & Fabrication	0.1
Paper & Related Products	0.1
Airlines	0.1
Oil Refining & Marketing	0.1
Gas-Transportation	0.1
U.S. Government Treasuries	0.1
Computer Services	0.1
Mining	0.1
Investment Companies	0.1
Semiconductor Equipment	0.1
Energy-Alternate Sources	0.1
Human Resources	0.1
Food-Catering	0.1
Electric-Generation	0.1
Steel Pipe &Tube	0.1
Hotels/Motels	0.1
Property Trust	0.1
Athletic Footwear	0.1
Textile-Products	0.1
100.0%

* Calculated as a percentage of net assets

SEASONS SERIES TRUST

DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Principal Amount	Market Value (Note 1)
ASSET BACKED SECURITIES — 6.0%
Diversified Financial Services — 6.0%
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	$430,000	$408,651
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(1)	286,000	259,112
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	375,000	366,175
Banc of America Commercial Mtg., Inc., Series 2002-PB2, Class A4 6.19% due 06/11/35(1)	290,000	297,892
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(2)(3)	970,873	903,608
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(3)	398,444	320,724
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(1)	500,000	472,173
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T18, Class A4 4.93% due 02/13/42(1)	460,000	435,214
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR5, Class A5 4.98% due 07/11/42(1)	500,000	479,180
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.15% due 10/12/42(1)(2)	600,000	576,154
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	202,032
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(1)	12,585	12,585
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	350,000	359,064
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2, Class A2 7.08% due 07/15/31(1)	244,203	247,871
Chase Commercial Mtg. Securities Corp., Series 1998-2, Class A2 6.39% due 11/18/30(1)	85,029	85,241
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.02% due 07/25/37(2)(3)	383,168	363,067
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(1)(2)	140,000	126,908
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	225,000	216,965
CNH Equipment Trust,
Series 2006-A, Class A3
5.20% due 08/16/10	193,768	194,704
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	171,159
Commercial Mtg. Asset Trust,
Series 1999-C1, Class A3
6.64% due 01/17/32(1)	182,279	184,242
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(1)	777,000	793,665
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2 7.55% due 04/15/62(1)	384,949	397,758
First Union - Chase Commercial Mtg., Series 1999-C2, Class A2 6.65% due 06/15/31(1)	221,623	223,520
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(1)	130,000	124,394
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(1)(2)	450,000	445,547
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	600,000	567,061
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)	650,000	624,206
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(1)	100,000	98,276
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	107,345	106,291
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class A4 5.18% due 12/15/44(1)(2)	500,000	476,192
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	820,000	739,597
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	5,000	4,650

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	650,000	622,765
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(1)(2)	190,000	186,634
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(1)(2)	633,000	610,944
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(1)	410,000	429,663
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	650,000	648,583
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	203,898
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	1,000,000	950,878
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	493,000	465,691
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	670,000	663,691
Morgan Stanley Capital I, Series 1999-WF1, Class A2 6.21% due 11/15/31(1)	31,639	31,626
Morgan Stanley Capital I, Series 1999-LIFE, Class A2 7.11% due 04/15/33(1)	396,982	404,375
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	625,456	639,974
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	350,000	358,389
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	199,160	204,449
Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4 3.82% due 07/15/10	51,180	51,248
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.59% due 03/15/30(1)	13,635	13,699
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(13)	275,000	242,000
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.11% due 10/15/12(4)	625,598	592,934
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(2)(3)	561,627	542,721
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	177,759	169,837
Total Asset Backed Securities (cost $19,898,835)		19,317,877

CORPORATE BONDS & NOTES — 23.9%
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	254,074
United Technologies Corp. Senior Notes 4.88% due 05/01/15	245,000	243,532
United Technologies Corp.
Notes
6.13% due 07/15/38	70,000	70,316
		567,922
Agricultural Chemicals — 0.2%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	203,650
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	70,000	67,378
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	45,000	44,100
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	90,000	94,050
Yara International ASA Notes 5.25% due 12/15/14*	155,000	151,046
		560,224
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	71,949
Cargill, Inc. Notes 5.60% due 09/15/12*	75,000	75,578
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	264,140
		411,667
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	160,938	147,258

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	65,000	56,550
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	250,000	248,125
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	54,121	48,709
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	137,575	130,472
		631,114
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 6.38% due 02/01/29	55,000	28,875
General Motors Corp. Senior Notes 8.25% due 07/15/23	105,000	61,162
		90,037
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	104,000	105,173
Banks-Commercial — 0.5%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	177,000	175,760
Credit Suisse New York Senior Notes 5.00% due 05/15/13	280,000	272,486
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	94,973
HSBC Bank USA NA Sub. Notes 7.00% due 01/15/39	140,000	141,242
KeyBank NA Sub. Notes 5.45% due 03/03/16	78,000	59,368
KeyBank NA Sub. Notes 7.41% due 10/15/27	75,000	69,835
Sovereign Bank Sub. Notes 8.75% due 05/30/18	393,000	374,814
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	70,196
US Bank NA Notes 3.90% due 08/15/08	13,000	13,001
Wachovia Bank NA Sub. Notes 7.80% due 08/18/10	300,000	316,158
		1,587,833
Banks-Fiduciary — 0.1%
State Street Capital Trust IV 3.78% due 06/15/37(4)	150,000	115,161
The Bank of New York Mellon Corp. Senior Notes 4.50% due 04/01/13	270,000	263,198
		378,359
Banks-Super Regional — 1.4%
BAC Capital Trust VI Bank Guar. Bonds 5.63% due 03/08/35	230,000	188,946
Bank of America Corp. Senior Notes 4.90% due 05/01/13	84,000	81,065
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	620,000	596,294
Bank of America Corp.
Sub. Notes
5.42% due 03/15/17	500,000	457,319
Bank Of America Corp. Senior Notes 6.00% due 09/01/17	175,000	168,615
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	215,000	217,987
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	163,010
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	60,000	52,892
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	390,000	386,423
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	186,000	150,680
Huntington Capital Trust I 3.60% due 02/01/27(4)	120,000	73,799
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	60,000	60,545
PNC Funding Corp. Senior Notes 5.50% due 09/28/12	355,000	350,199
Wachovia Capital Trust III 5.80% due 03/15/42(4)	140,000	95,200
Wachovia Corp. Notes 5.50% due 05/01/13	300,000	287,130
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	250,000	227,319

Wachovia Corp. Notes 5.75% due 02/01/18	175,000	159,498
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	475,000	459,946
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	172,000	172,964
		4,349,831
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc. Senior Bonds 6.70% due 10/15/36	200,000	211,023
Dr. Pepper Snapple Group, Inc. Senior Notes 6.82% due 05/01/18*	200,000	200,825
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	240,631
		652,479
Brewery — 0.0%
Miller Brewing Co. Company Guar. Notes 4.25% due 08/15/08*	50,000	50,068
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	160,000	164,120
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	40,389
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	100,000	87,000
		291,509
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	56,000	54,950
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	70,000	57,662
D.R. Horton, Inc. Company Guar. Notes 8.00% due 02/01/09	180,000	179,550
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	220,000	216,700
		508,862
Cable TV — 0.7%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	590,000	649,453
CCH I LLC Senior Notes 11.00% due 10/01/15	60,000	44,100
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	100,000	96,750
CCH II LLC/CCH II Capital Corp. Company Guar. Notes, Series B 10.25% due 09/15/10	15,000	14,475
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	174,000	170,346
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	365,000	370,831
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	50,000	48,048
COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	28,929
COX Communications, Inc. Bonds 6.95% due 06/01/38*	46,000	44,979
Cox Communications, Inc.
Notes
7.13% due 10/01/12	220,000	229,627
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	225,000	222,727
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	151,965
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	215,000	213,678
		2,285,908
Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	150,000	121,500
MGM Mirage, Inc. Company Guar. Notes 8.50% due 09/15/10	210,000	207,375
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	35,000	34,825
		363,700
Casino Services — 0.0%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	40,000	36,400
Cellular Telecom — 0.2%
Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(4)	25,000	24,125

Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	178,000	189,509
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	237,316
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	62,000	49,755
Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(4)	40,000	40,100
Rural Cellular Corp. Senior Notes 8.62% due 11/01/12(4)	5,000	5,037
		545,842
Chemicals-Diversified — 0.1%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	22,000	22,047
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	20,000	20,169
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	129,000	130,453
		172,669
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	110,000	102,493
Cytec Industries, Inc. Notes 5.50% due 10/01/10	90,000	90,632
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	90,000	82,350
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	70,000	69,671
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	135,000	100,575
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	50,000	40,750
		486,471
Commercial Services-Finance — 0.3%
Credit Suisse/New York NY Sub. Notes 5.75% due 02/15/18	705,000	678,857
The Western Union Co. Senior Notes 5.40% due 11/17/11	154,000	153,161
		832,018
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	45,000	41,175
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	190,000	195,143
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	120,861
		357,179
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	65,000	63,839
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	35,000	34,300
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	30,000	26,175
Pactiv Corp.
Senior Notes
5.88% due 07/15/12	50,000	49,707
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	36,415
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	210,000	168,000
Tenneco Packaging, Inc. Senior Notes 8.38% due 04/15/27	40,000	43,774
		324,071
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	60,000	59,731
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	75,000	66,000
Diversified Financial Services — 0.5%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	175,000	172,146
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17	45,000	29,089
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(4)	180,000	169,979

General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	175,000	179,296
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	429,000	388,789
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	250,000	258,346
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	330,000	309,665
		1,507,310
Diversified Manufacturing Operations — 0.4%
Cooper US, Inc. Senior Notes 5.45% due 04/01/15	200,000	201,379
General Electric Co. Senior Notes 5.25% due 12/06/17	1,221,000	1,173,786
		1,375,165
Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	128,000	90,293
Electric-Generation — 0.1%
Abu Dhabi National Energy Co Senior Notes 5.62% due 10/25/12*	100,000	100,766
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	143,000	144,722
The AES Corp. Senior Notes 8.00% due 10/15/17	80,000	78,400
The AES Corp. Senior Notes 8.88% due 02/15/11	135,000	139,725
		463,613
Electric-Integrated — 2.1%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	125,000	126,545
Carolina Power & Light Co. 1st Mtg. Notes 6.30% due 04/01/38	40,000	40,410
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	54,000	52,740
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	195,000	190,354
Dominion Resources ,Inc./VA Senior Notes 4.75% due 12/15/10	100,000	100,641
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	82,000	82,685
DTE Energy Co. Senior Notes 7.05% due 06/01/11	174,000	180,273
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	61,000	61,087
Duke Energy Corp. Senior Notes 5.65% due 06/15/13	450,000	452,179
EDP Finance BV Senior Notes 5.38% due 11/02/12*	265,000	264,161
Enel Finance International SA Company Guar. Notes 5.70% due 01/15/13*	100,000	101,126
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	140,000	136,600
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	140,000	132,023
Exelon Corp.
Senior Notes
6.75% due 05/01/11	104,000	106,842
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	200,000	206,714
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	172,440	176,941
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	62,000	62,971
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	126,324	127,695
Midamerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18*	300,000	297,151
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	205,000	196,854
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	135,000	139,388
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	25,000	27,500
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	177,000	156,976
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	77,211

Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	385,000	399,251
Northern States Power/MN 1st Mtg. Bonds 5.25% due 03/01/18	185,000	182,535
NSTAR Notes 8.00% due 02/15/10	200,000	212,164
Ohio Power Co. Senior Notes 5.30% due 11/01/10	140,000	141,761
Peco Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	157,091
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	169,000	163,336
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	192,486
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	111,000	105,518
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	176,000	187,536
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	20,000	19,545
Southern Power Co. Senior Notes 4.88% due 07/15/15	79,000	74,704
Texas Competitive Electric Holdings Co. LLC Series A Senior Notes 10.25% due 11/01/15*	90,000	88,200
Texas Competitive Electric Holdings Co. LLC Series B Senior Notes 10.25% due 11/01/15*	65,000	63,700
TXU Electric Delivery Co. Senior Notes 6.38% due 05/01/12	200,000	202,605
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	164,682
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	120,000	121,551
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	64,000	64,098
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	265,000	265,132
Virginia Electric & Power Co. Senior Note 5.40% due 04/30/18	100,000	96,534
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	500,000	465,538
		6,865,034
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	105,000	102,439
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	35,000	32,463
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	120,000	118,562
Spansion LLC Senior Sec. Notes 5.81% due 06/01/13*(4)	25,000	18,250
		169,275
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	45,000	42,075
Enterprise Software/Service — 0.0%
Oracle, Corp. Senior Notes 4.95% due 04/15/13	125,000	126,208
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.70% due 01/15/10	160,000	136,507
Ford Motor Credit Co., LLC Senior Notes 7.38% due 10/28/09	130,000	118,401
GMAC LLC Senior Notes 6.75% due 12/01/14	70,000	46,231
GMAC LLC Senior Notes 6.88% due 09/15/11	115,000	82,636
GMAC LLC Senior Notes 6.88% due 08/28/12	105,000	71,902
		455,677
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	58,636
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	210,000	144,868

CIT Group, Inc. Notes 5.85% due 09/15/16	375,000	258,739
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	150,000	148,822
		611,065
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Notes 6.75% due 05/15/11	310,000	322,160
SLM Corp. Senior Notes 8.45% due 06/15/18	160,000	153,494
		475,654
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	154,000	153,103
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	33,806
MBNA America Bank NA Senior Notes 7.13% due 11/15/12	71,000	75,761
		262,670
Finance-Investment Banker/Broker — 4.0%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	1,038,000	961,358
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	150,000	149,429
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	130,000	126,808
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	233,000	230,618
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	265,000	225,343
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	70,000	66,771
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	30,000	28,791
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	400,000	385,998
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	160,000	166,041
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	313,000	307,057
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	388,933
JP Morgan & Chase Co. Sub. Notes 5.15% due 10/01/15	150,000	144,428
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	140,000	139,561
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	200,000	194,828
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	300,000	278,261
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	420,000	435,926
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	238,138
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	155,000	139,981
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	240,000	229,072
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	305,000	282,161
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17	210,000	197,279
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	500,000	462,303
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38	210,000	194,790
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	337,000	358,172
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	200,000	188,640
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	150,000	149,532
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	420,000	411,061
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	440,000	405,899
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	178,000	141,369
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	200,000	190,345

Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	100,000	93,748
Morgan Stanley Sub. Notes 4.75% due 04/01/14	850,000	774,545
Morgan Stanley Senior Notes 5.38% due 10/15/15	175,000	160,109
Morgan Stanley Notes 5.55% due 04/27/17	200,000	178,879
Morgan Stanley Senior Notes 5.75% due 08/31/12	100,000	99,208
Morgan Stanley Senior Notes 6.00% due 04/28/15	175,000	167,303
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	139,847
Morgan Stanley Senior Notes 6.60% due 04/01/12	80,000	81,338
Morgan Stanley Senior Notes 6.63% due 04/01/18	178,000	168,659
Morgan Stanley Notes 6.75% due 04/15/11	50,000	51,290
Schwab Capital Trust I 7.50% due 11/15/37(4)	115,000	104,083
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	9,000	8,887
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	235,000	230,897
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	150,000	144,963
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	205,000	213,153
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	240,000	250,456
The Bear Stearns Cos., Inc. Senior Notes 7.63% due 12/07/09	80,000	82,698
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	400,000	370,623
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	107,774
The Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	82,000	73,451
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	300,000	296,569
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	410,181
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	290,000	298,202
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	405,000	370,472
		12,696,228
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	35,000	32,573
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	30,000	28,374
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	50,000	45,519
		106,466
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	335,000	304,429
Food-Misc. — 0.3%
General Mills ,Inc. Senior Notes 5.20% due 03/17/15	110,000	107,392
Kellogg Co. Senior Notes 4.25% due 03/06/13	105,000	102,002
Kellogg Co. Senior Notes 5.13% due 12/03/12	45,000	45,592
Kraft Foods, Inc, Notes 4.13% due 11/12/09	180,000	179,730
Kraft Foods, Inc. Senior Notes 5.63% due 11/01/11	178,000	179,593
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	190,000	194,102
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	71,000	71,090
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	166,000	161,098
		1,040,599

Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	110,000	109,106

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	80,538
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	30,000	23,775
Gas-Distribution — 0.1%
AGL Capital Corp. Senior Notes 6.38% due 07/15/16	85,000	85,229
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	138,324
Energen Corp. Notes 7.63% due 12/15/10	190,000	200,069
		423,622
Gas-Transportation — 0.0%
Northern National Gas Co. Senior Notes 6.75% due 09/15/08*	50,000	50,263
Home Furnishings — 0.0%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	10,000	8,600
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(5)	31,000	22,785
		31,385
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	65,000	61,299
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	83,892
		145,191
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	135,000	127,069
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	54,631
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	35,352
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	21,500
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	120,000	106,038
		217,521
Insurance-Life/Health — 0.3%
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	403,000	399,633
Lincoln National Corp. Senior Notes 6.30% due 10/09/37	70,000	65,739
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	148,874
Prudential Financial, Inc. Jr. Sub. Bonds 8.88% due 06/15/38(4)	60,000	59,983
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	241,030
		915,259
Insurance-Multi-line — 0.4%
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	261,476
Hartford Financial Services Group, Inc. Jr. Sub. Bonds 8.13% due 06/15/38(4)	225,000	218,982
MetLife Capital Trust X Jr. Sub. Notes 9.25% due 04/08/33*(6)	175,000	188,440
MMI Capital Trust I Company Guar. Bonds 7.63% due 12/15/27	100,000	97,934
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	119,088
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	125,792
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	148,446
		1,160,158
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	85,000	81,387
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	144,797

Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	110,301
		336,485
Insurance-Property/Casualty — 0.5%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	170,000	184,967
Ace INA Holdings, Inc. Company Guar. Notes 6.70% due 05/15/36	40,000	38,723
Ace INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	128,000	123,270
Chubb Corp. Senior Notes 6.50% due 05/15/38	166,000	158,629
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/15/37(4)	235,000	167,664
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	63,988
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	35,000	36,024
Mercury General Corp. Senior Notes 7.25% due 08/15/11	175,000	191,219
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	84,313
Travelers Cos., Inc. Senior Notes 5.80% due 05/15/18	150,000	145,943
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	172,000	159,883
W.R. Berkley Corp. Senior Notes 5.13% due 09/30/10	140,000	139,944
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	67,158
		1,561,725
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	150,000	148,368
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	267,000	267,876
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	228,097
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	211,851
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	230,000	220,744
		928,568
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	190,614
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	103,901
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	209,002
		312,903
Medical Products — 0.2%
Baxter International, Inc.
Senior Notes
5.90% due 09/01/16	200,000	204,790
Johnson & Johnson Senior Notes 5.85% due 07/15/38	171,000	173,912
LVB Acquisition Company Guar. Bonds 10.38% due 10/15/17	70,000	74,200
LVB Acquisition Company Guar. Notes 11.63% due 10/15/17	90,000	95,400
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	45,000	45,000
		593,302
Medical-Drugs — 0.3%
American Home Products Corp. Notes 6.70% due 03/15/11	174,000	184,195
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	407,000	404,001
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	176,000	171,885
Wyeth Bonds 5.50% due 02/01/14	175,000	176,415
		936,496
Medical-HMO — 0.3%
Cigna Corp. Senior Notes 6.35% due 03/15/18	80,000	80,050

Humana, Inc. Bonds 8.15% due 06/15/38	70,000	70,539
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	75,000	74,653
UnitedHealth Group, Inc. Senior Notes 5.38% due 03/15/16	140,000	131,531
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	175,000	171,734
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	96,698
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	176,000	166,551
WellPoint, Inc. Notes 5.00% due 01/15/11	45,000	44,472
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	70,000	60,524
		896,752
Medical-Hospitals — 0.2%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	140,000	140,875
HCA, Inc. Senior Notes 6.25% due 02/15/13	135,000	117,112
HCA, Inc. Senior Notes 9.25% due 11/15/16	195,000	200,850
IASIS Healthcare LLC / IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	70,000	70,700
		529,537
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	129,217
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	110,000	107,451
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	105,000	104,767
		341,435
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	125,946
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	50,920
		176,866
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	112,000	112,124
Alcoa, Inc. Bonds 6.50% due 06/15/18	83,000	83,904
		196,028
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	65,000	68,575
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 05/15/15(4)	55,000	47,438
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	510,000	517,775
Belo Corp.
Senior Notes
8.00% due 11/01/08	180,000	181,181
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	210,000	221,362
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	24,115
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	80,000	75,705
News America, Inc. Debentures 7.28% due 06/30/28	95,000	97,632
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	175,000	180,019
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	118,000	120,148
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	100,000	107,761
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	175,000	189,395
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	100,000	102,228
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	335,589

Viacom, Inc. Senior Notes 6.25% due 04/30/16	172,000	166,130
		2,319,040
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	100,000	100,891
Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	99,770
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	120,000	123,129
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	150,000	152,959
Waste Management, Inc. Senior Notes 7.00% due 07/15/28	100,000	100,749
		476,607
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	70,000	70,175
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	91,000	89,559
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	143,324
Xerox Corp. Senior Notes 6.40% due 03/15/16	180,000	179,676
		482,734
Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	290,000	290,434
Oil Companies-Exploration & Production — 0.4%
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	97,250
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	200,000
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	70,050
Encana Corp. Notes 5.90% due 12/01/17	350,000	351,784
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	55,000	52,800
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	205,000	184,500
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	200,000	190,996
		1,147,380
Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29	276,000	316,546
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	149,584
		466,130
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	140,000	139,813
Oil Refining & Marketing — 0.3%
Enterprise Products Operating LLC
Company Guar. Notes
5.65% due 04/01/13	280,000	278,939
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	100,000	100,530
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	225,000	226,724
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	162,000	164,470
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	98,000	89,851
		860,514
Oil-Field Services — 0.1%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	20,000	19,350
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	198,768
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	246,686
		464,804
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	75,000	47,250
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	40,000	37,600

Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	9,400
International Paper Co. Notes 7.40% due 06/15/14	205,000	204,605
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	121,417
		420,272
Pharmacy Services — 0.1%
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	202,506
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	75,000	74,438
Pipelines — 1.0%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	617,000	650,565
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	100,000	97,500
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	125,000	125,625
DCP Midstream LP Bonds 6.45% due 11/03/36*	170,000	154,980
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	175,000	179,282
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	85,000	83,725
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	270,000	260,533
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	200,000	206,155
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	305,000	302,719
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	350,000	355,341
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	400,000	378,876
Rockies Express Pipeline LLC Senior Notes 7.50% due 07/15/38*	140,000	142,005
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	170,000	180,200
		3,117,506
Property Trust — 0.0%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	75,000	76,882
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	40,000	39,500
R.H. Donnelly, Inc. Company Guar. Notes 11.75% due 05/15/15*	3,525	3,190
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	55,000	40,150
		82,840
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	231,000	234,433
Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc. Notes 7.50% due 08/01/09	200,000	203,410
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	25,000	21,243
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	235,000	221,014
Camden Property Trust Senior Notes 4.38% due 01/15/10	130,000	126,705
Camden Property Trust Notes 6.75% due 09/15/10	80,000	80,519
Colonial Properties Trust Notes 6.25% due 06/15/14	45,000	41,960
Developers Diversified Realty Corp. Notes 3.88% due 01/30/09	180,000	177,860
Developers Diversified Realty Corp. Notes 5.38% due 10/15/12	90,000	84,432
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	140,583
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	90,000	82,315
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	267,418

Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	75,032
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	164,440
Liberty Property LP Senior Notes 7.75% due 04/15/09	70,000	71,072
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	240,162
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	53,316
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	150,695
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	73,781
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	131,205
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	177,368
Simon Property Group LP Senior Notes 5.63% due 08/15/14	80,000	77,357
Simon Property Group LP Senior Notes 6.13% due 05/30/18	65,000	63,232
		2,725,119
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	255,000	223,258
ERP Operating LP Notes 6.63% due 03/15/12	150,000	152,336
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	91,150
Regency Centers LP Company Guar. Notes 5.25% due 08/01/15	105,000	95,806
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	37,022
		599,572
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14*	70,000	55,738
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	500,000	415,891
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	28,000
		443,891
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	80,000	56,000
Retail-Discount — 0.1%
Target Corp. Senior Notes 6.00% due 12/31/18	175,000	175,625
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	184,000	180,790
		356,415
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	225,000	221,299
CVS Caremark Corp.
Senior Notes
6.13% due 08/15/16	174,000	175,479
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	217,338	201,804
		598,582
Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	400,000	371,194
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	30,000	30,000
		401,194
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	60,000	51,900
Savings & Loans/Thrifts — 0.1%
Washington Mutual Preferred Funding Delaware Jr. Sub. Bonds 6.53% due 03/15/11*(4)(7)	100,000	44,402
Washington Mutual Preferred Funding III Jr. Sub. Bonds 6.90% due 06/15/12*(4)(7)	100,000	54,000
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	90,000	78,300
Western Financial Bank Debentures 9.63% due 05/15/12	51,000	53,071
		229,773

Special Purpose Entities — 0.3%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	61,000	58,472
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	65,000	55,900
Goldman Sachs Capital III Company Guar. Note 3.45% due 09/01/12(4)(7)	45,000	31,924
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15(8)	5,000	5,025
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	33,000	33,000
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	15,000	13,575
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(4)	65,000	53,950
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	38,058
Pricoa Global Funding I Notes 3.90% due 12/15/08*	200,000	199,065
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	91,000	89,434
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	176,534
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	65,000	48,100
		803,037
Steel-Producers — 0.1%
ArcelorMittal Notes 5.38% due 06/01/13*	80,000	78,775
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	120,000	121,657
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	210,000	194,721
Ryerson, Inc. Senior Sec. Notes 10.25% due 11/01/14*(4)	60,000	56,400
		451,553
Telecom Services — 0.4%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	194,000	181,480
Embarq Corp. Senior Notes 7.08% due 06/01/16	80,000	75,980
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	70,000	68,600
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	45,000	41,513
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	48,125
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	375,000	397,347
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	540,000	580,112
		1,393,157
Telephone-Integrated — 0.9%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	200,000	174,769
AT&T Corp.
Senior Notes
7.30% due 11/15/11	85,000	90,532
AT&T Corp. Senior Notes 8.00% due 11/15/31	95,000	109,060
AT&T, Inc. Senior Notes 5.50% due 02/01/18	205,000	198,647
AT&T, Inc. Notes 6.30% due 01/15/38	300,000	283,426
BellSouth Corp. Senior Bonds 5.20% due 09/15/14	190,000	187,239
BellSouth Corp. Senior Notes 6.00% due 10/15/11	255,000	262,642
BellSouth Corp. Bonds 6.55% due 06/15/34	130,000	125,551
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	175,000	176,590
Qwest Communications International, Inc. Senior Notes 7.50% due 02/15/14	69,000	65,550
SBC Communications, Inc. Notes 5.10% due 09/15/14	660,000	646,979
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	190,000	186,675

Verizon Communications, Inc. Notes 6.40% due 02/15/38	265,000	246,682
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	77,000	76,097
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	134,000	139,748
		2,970,187
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	210,000	219,474
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	70,000	67,827
Paxson Communications Corp. Senior Notes 5.96% due 01/15/12*(4)	25,000	21,250
Paxson Communications Corp. Senior Sec. Notes 8.96% due 01/15/13*	85,000	54,825
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	35,000	19,600
		382,976
Tobacco — 0.2%
Philip Morris Capital Corp. Bonds 7.50% due 07/16/09	40,000	39,376
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	300,000	291,588
Philip Morris International, Inc. Notes 6.38% due 05/16/38	150,000	146,179
		477,143
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	25,000	20,375
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	295,443	276,239
Transport-Rail — 0.1%
CSX Corp. Senior Notes 6.25% due 04/01/15	175,000	175,594
CSX Corp. Senior Notes 6.25% due 03/15/18	175,000	168,463
		344,057
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	65,000	65,363
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	135,000	129,600
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	69,102
		264,065
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 7.31% due 09/01/14(4)	58,000	46,400
Total Corporate Bonds & Notes (cost $80,055,643)		76,960,982

FOREIGN CORPORATE BONDS & NOTES — 4.8%
Banks-Commercial — 0.8%
Barclays Bank PLC
Sub. Notes
5.93% due 12/15/16*(4)(7)	150,000	127,881
Barclays Bank PLC
Jr. Sub. Notes
7.43% due 12/15/17*(4)(7)	75,000	70,348
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(7)	108,000	89,941
HBOS PLC Sub. Notes 5.92% due 10/01/15*(4)(7)	175,000	124,635
HBOS PLC Sub. Notes 6.75% due 05/21/18*	204,000	195,099
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	185,954
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	50,000	45,579
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	375,000	353,146
National Australia Bank Ltd. Senior Notes 5.35% due 06/12/13*	250,000	249,564
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	250,000	267,882
Royal Bank of Scotland Group PLC Sub. Notes 5.05% due 01/08/15	230,000	218,074
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	286,973
Russian Agricultural Bank Senior Bonds 6.30% due 05/15/17*	125,000	115,331

Russian Agricultural Bank Bonds 7.18% due 05/16/13	175,000	174,611
VTB Capital SA Senior Notes 6.25% due 07/02/35*	190,000	176,700
		2,681,718
Banks-Money Center — 0.2%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13	200,000	196,742
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	305,700
		502,442
Beverages-Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	187,000	183,669
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	235,000	265,550
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	90,000	102,825
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	62,000	58,521
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	256,430
		683,326
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	110,000	106,980
Building & Construction-Misc. — 0.0%
Conproca SA de CV Senior Sec. Notes 12.00% due 06/16/10	124,600	139,552
Cellular Telecom — 0.1%
Vodafone Airtouch PLC Senior Notes 7.75% due 02/15/10	75,000	78,372
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	174,000	169,275
		247,647
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	208,450
Containers-Metal/Glass — 0.0%
Rexam PLC Bonds 6.75% due 06/01/13*	97,000	96,634
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	43,000	38,055
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	70,000	71,750
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	250,000	240,002
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	70,000	67,544
Tyco International Group SA Company Guar. Notes 6.13% due 11/01/08	100,000	100,314
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	154,010
		633,620
Diversified Minerals — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	140,000	140,425
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	150,000	154,411
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	215,000	217,855
		372,266
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	85,909
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	208,773
Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	100,000	99,577
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	80,587

Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	285,000	287,387
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	200,000	204,152
TransAlta Corp. Senior Notes 6.65% due 05/15/18	81,000	79,401
		751,104
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	13,000	11,310
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	125,000	126,090
Insurance-Multi-line — 0.1%
AXA SA Sub. Notes 8.60% due 12/15/30	220,000	236,954
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	60,000	57,714
Medical-Drugs — 0.2%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.43% due 12/01/13(4)	110,000	95,700
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	50,000	37,000
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	115,000	117,875
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	290,000	295,234
Elan Finance PLC Company Guar. Notes 7.75% due 11/15/11	95,000	92,150
		637,959
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	214,320
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	64,060
		278,380
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	86,000	86,346
Non-Ferrous Metals — 0.1%
Codelo, Inc. Notes 6.38% due 11/30/12*	200,000	210,297
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	380,000	356,507
EnCana Corp. Sub. Notes 6.50% due 02/01/38	70,000	69,243
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	65,000	64,187
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	5,000	4,975
		494,912
Oil Companies-Integrated — 0.1%
Petro-Canada Senior Notes 6.80% due 05/15/38	113,000	110,684
Suncor Energy, Inc. Senior Notes
6.85% due 06/01/39	70,000	71,422
		182,106
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	246,731
Weatherford International, Ltd. Company Guar. Sr. Notes 6.50% due 08/01/36	130,000	127,203
		373,934
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	90,000	53,100
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	224,000	222,571
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16*(8)(9)	25,000	12,000
Property Trust — 0.1%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	75,000	73,602

Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	309,166
		382,768
Special Purpose Entities — 0.3%
National Gas Co. of Trinidad & Tobago, Ltd. Notes 6.05% due 01/15/36*	325,000	296,591
SMFG Preferred Capital, Ltd. Sec. Bonds 6.08% due 01/25/17*(4)(7)	111,000	93,854
UFJ Finance Aruba AEC Notes 6.75% due 07/15/13	390,000	409,711
		800,156
Steel-Producers — 0.1%
ArcelorMittal Notes 6.13% due 06/01/18*	325,000	317,608
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 10/20/17*	150,000	150,701
Telecom Services — 0.0%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	5,000	4,950
TELUS Corp. Notes 8.00% due 06/01/11	21,000	22,547
		27,497
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	75,000	74,250
Telephone-Integrated — 1.0%
British Telecom PLC Senior Notes 5.15% due 01/15/13	100,000	97,493
British Telecommunications PLC Notes 8.13% due 12/15/10	350,000	375,812
British Telecommunications PLC Bonds 8.63% due 12/15/30	70,000	84,146
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	220,000	232,736
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	320,000	367,161
France Telecom SA Bonds 7.75% due 03/01/11	400,000	423,616
France Telecom SA Notes 8.50% due 03/01/31	115,000	139,201
Telecom Italia Capital SA Company Guar. Notes 6.20% due 07/18/11	815,000	831,073
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/38	112,000	113,808
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	75,000	76,969
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	530,000	558,594
		3,300,609
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	364,000	311,012
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38	130,000	131,496
Total Foreign Corporate Bonds & Notes (cost $16,042,958)		15,560,340
FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Federal Republic of Brazil Notes 8.00% due 01/15/18	500,000	555,250
Province of Quebec Bonds 7.50% due 09/15/29	116,000	148,200
Republic of Argentina Notes 8.28% due 12/31/33	592,988	453,043
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	562,000
Republic of Venezuela Bonds 9.25% due 09/15/27	200,000	187,700
Total Foreign Government Agencies (cost $2,115,491)		1,906,193

U.S. GOVERNMENT AGENCIES — 29.3%
Federal Home Loan Bank — 1.8%
Federal Home Loan Bank 4.25% due 05/15/09	5,600,000	5,666,209

Federal Home Loan Mtg. Corp. — 6.2%
4.13% due 07/12/10	556,000	565,787
4.50% due 01/15/13	1,579,000	1,607,818
4.75% due 01/18/11	7,750,000	7,999,147
5.00% due 07/01/35	207,832	199,848
5.00% due 10/01/35	1,068,438	1,027,391
5.00% due 11/01/36	372,035	357,277
5.00% due 12/01/36	759,714	729,578
5.00% due 01/01/37	319,479	306,806
5.46% due 03/01/36(4)	165,905	166,740
5.50% due 07/01/37	686,251	676,708
5.50% due 08/01/37	44,731	44,109
5.50% due 10/01/37	2,945,216	2,904,259
5.75% due 03/15/09	50,000	51,014
5.78% due 01/01/37(4)	197,011	200,270
5.96% due 10/01/36(4)	712,166	723,068
6.00% due 11/01/37	370,025	374,181
6.25% due 07/15/32	206,000	235,790
6.50% due 03/01/37	605,727	625,023
6.75% due 03/15/31	100,000	120,461
Federal Home Loan Mtg. Corp., REMIC
Series 3312, Class LB 5.50% due 11/15/25(3)	1,200,000	1,189,133
Series 3349, Class HB 5.50% due 06/15/31(3)	439,000	444,598
		20,549,006
Federal National Mtg. Assoc. — 7.4%
Federal Natioanl Mtg. Assn., STRIP zero coupon due 10/09/19(12)	3,000,000	1,653,195
zero coupon due 01/15/28(12)	1,250,000	454,910
Federal National Mtg. Assoc.
2.38% due 05/20/10	6,300,000	6,209,671
4.46% due 02/01/34(4)	315,658	316,491
4.65% due 07/01/35(4)	55,519	56,198
4.68% due 10/01/35(4)	197,635	199,747
4.86% due 01/01/35(4)	543,009	548,017
5.00% due 10/01/35	612,787	589,436
5.01% due 12/01/35(4)	60,077	60,655
5.33% due 11/01/36(4)	84,299	84,622
5.38% due 11/15/11	1,300,000	1,368,258
5.50% due 11/01/22	266,290	268,395
5.50% due 11/01/36	1,959,207	1,934,679
5.50% due 12/01/36	23,736	23,439
5.50% due July TBA	1,450,000	1,459,515
6.00% due 05/15/11	250,000	266,212
6.00% due 10/01/36	2,599,577	2,626,334
6.00% due 04/01/38	1,158,472	1,170,034
6.00% due July TBA	1,450,000	1,462,688
6.25% due 05/15/29	1,500,000	1,696,965
6.50% due 07/01/36	349,190	359,986
6.50% due 10/01/37	687,266	708,369
6.63% due 11/15/30	107,000	127,015
7.25% due 01/15/10	200,000	212,711
		23,857,542
Government National Mtg. Assoc. — 13.7%
4.50% due 04/15/18	203,317	199,721
4.50% due 05/15/18	1,276,392	1,253,816
4.50% due 08/15/18	61,056	59,976
4.50% due 09/15/18	516,987	507,842
4.50% due 10/15/18	2,163,880	2,125,607
4.50% due 09/15/33	655,659	613,029
5.00% due 06/15/33	23,120	22,502
5.00% due 08/15/33	133,597	130,024
5.00% due 09/15/33	197,706	192,417
5.00% due 10/15/33	141,297	137,517
5.00% due 11/15/33	16,622	16,177
5.00% due 06/15/34	541,556	526,732
5.00% due 05/15/35	23,536	22,873
5.00% due 09/15/35	25,137	24,430
5.00% due 11/15/35	967,542	940,302
5.00% due 02/15/36	728,283	707,087
5.00% due 02/20/36	1,758,679	1,700,762
5.00% due 03/15/36	657,877	638,730
5.00% due 05/15/36	791,415	768,382
5.00% due 06/15/36	825,888	801,852
5.00% due 08/15/36	48,715	47,297
5.00% due July TBA	10,000,000	9,687,500
5.50% due 02/15/32	37,780	37,767
5.50% due 03/15/32	38,289	38,279
5.50% due 12/15/32	55,647	55,628
5.50% due 01/15/33	24,766	24,750
5.50% due 02/15/33	155,911	155,809
5.50% due 03/15/33	575,971	575,596
5.50% due 04/15/33	1,738,995	1,737,814
5.50% due 05/15/33	23,845	23,829
5.50% due 06/15/33	2,361,910	2,360,365
5.50% due 07/15/33	1,798,880	1,797,702
5.50% due 08/15/33	304,496	304,296
5.50% due 09/15/33	42,648	42,620
5.50% due 11/15/33	228,626	228,476
5.50% due 12/15/33	18,736	18,723
5.50% due 01/15/34	721,467	720,319
5.50% due 02/15/34	337,017	336,481
6.00% due 04/15/28	774,999	791,992
6.00% due 01/15/29	143,513	146,440
6.00% due 03/15/29	151,660	154,753
6.00% due 11/15/31	62,339	63,591
6.00% due 12/15/31	169,072	172,467
6.00% due 04/15/32	140,052	142,777
6.00% due 08/15/32	42,084	42,903
6.00% due 09/15/32	119,504	121,828
6.00% due 10/15/32	366,933	374,071
6.00% due 11/15/32	145,584	148,416
6.00% due 01/15/33	20,366	20,756
6.00% due 02/15/33	251,009	255,814
6.00% due 03/15/33	59,214	60,348
6.00% due 09/15/33	143,536	146,284
6.00% due 01/15/34	726,588	739,814
6.00% due 03/15/34	209,990	213,813
6.00% due 05/15/34	152,187	154,957
6.00% due 07/15/34	91,742	93,412
6.00% due 08/15/34	864,673	880,413
6.00% due 09/15/34	125,704	127,993
6.00% due 11/15/34	524,910	534,465
6.00% due 03/15/35	450,426	458,132

6.00% due 08/15/35	449,614	457,306
6.00% due 01/15/36	230,153	234,052
6.00% due 02/15/36	320,437	325,865
6.00% due 04/15/36	740,856	753,406
6.00% due 05/15/36	346,677	352,549
6.00% due 06/15/36	1,338,282	1,360,954
6.00% due 07/15/36	316,728	322,094
6.00% due 08/15/36	907,305	922,672
6.00% due 09/15/36	1,043,432	1,061,107
6.00% due 10/15/36	1,645,003	1,672,846
6.00% due 11/15/36	619,013	629,499
6.00% due 12/15/36	223,431	227,216
6.50% due 09/15/28	19,886	20,673
6.50% due 06/15/31	18,986	19,719
6.50% due 09/15/31	48,273	50,137
6.50% due 10/15/31	20,116	20,893
6.50% due 11/15/31	8,383	8,707
6.50% due 12/15/31	27,549	28,614
7.50% due 09/15/30	27,495	29,574
		43,926,351
Total U.S. Government Agencies (cost $94,583,997)		93,999,108

U.S. GOVERNMENT TREASURIES — 30.2%
United States Treasury Bonds — 3.3%
4.38% due 02/15/38	1,400,000	1,364,563
4.75% due 02/15/37	2,000,000	2,065,312
5.00% due 05/15/37	1,088,000	1,169,260
5.38% due 02/15/31	2,208,000	2,453,295
6.25% due 08/15/23	531,000	631,766
7.13% due 02/15/23	249,000	318,798
7.88% due 02/15/21	540,000	719,972
8.13% due 05/15/21	30,000	40,866
8.88% due 02/15/19	124,000	172,767
8.75% due 05/15/20	1,035,000	1,454,822
8.75% due 08/15/20	42,000	59,184
9.00% due 11/15/18	100,000	140,125
9.13% due 05/15/18	75,000	105,252
		10,695,982
United States Treasury Notes — 26.9%
2.00% due 02/28/10	10,000,000	9,927,340
2.13% due 01/31/10	2,300,000	2,288,141
2.75% due 02/28/13	75,000	73,219
2.88% due 01/31/13	2,980,000	2,929,015
3.25% due 12/31/09	350,000	354,184
3.38% due 06/30/13	142,000	142,255
3.50% due 02/15/18	2,156,000	2,075,318
3.63% due 06/15/10	1,000,000	1,020,156
3.88% due 02/15/13	1,000,000	1,025,000
3.88% due 05/15/18	107,000	106,106
4.00% due 02/15/14	278,000	286,709
4.00% due 02/15/15	3,310,000	3,402,319
4.13% due 05/15/15	800,000	826,687
4.25% due 09/30/12	6,000,000	6,247,032
4.25% due 08/15/13	4,835,000	5,044,264
4.25% due 11/15/13	2,056,000	2,145,629
4.25% due 08/15/14	136,000	142,088
4.25% due 11/15/14	4,381,000	4,574,036
4.25% due 08/15/15	450,000	467,543
4.25% due 11/15/17	41,000	41,881
4.38% due 12/15/10	1,000,000	1,038,516
4.38% due 08/15/12	779,000	816,063
4.50% due 02/28/11	1,085,000	1,131,112
4.50% due 09/30/11	4,450,000	4,650,944
4.50% due 02/15/16	925,000	973,057
4.50% due 05/15/17	15,670,000	16,321,277
4.63% due 08/31/11	1,876,000	1,966,870
4.63% due 11/15/16	110,000	116,024
4.75% due 11/15/08	5,572,000	5,625,541
4.75% due 05/15/14	430,000	460,973
4.75% due 08/15/17	125,000	132,422
4.88% due 06/30/09	750,000	768,340
4.88% due 02/15/12	448,000	475,020
5.00% due 02/15/11	1,200,000	1,267,219
5.00% due 08/15/11	809,000	858,994
5.75% due 08/15/10	789,000	839,114
6.00% due 08/15/09	4,293,000	4,459,689
6.50% due 02/15/10	1,395,000	1,484,366
		86,504,463
Total U.S. Government Treasuries (cost $95,280,757)		97,200,445

EXCHANGE TRADED FUNDS — 0.4%
Index Fund — 0.4%
iShares Lehman 1-3 Year Treasury Bond Fund	5,100	422,739
iShares Lehman 10-20 Year Treasury Bond Fund	1,300	136,513
iShares Lehman 20+ Year Treasury Bond Fund	700	64,638
iShares Lehman 3-7 Year Treasury Bond Fund	3,500	373,625
iShares Lehman 7-10 Year Treasury Bond Fund	2,100	184,800
Total Exchange Traded Funds (cost $1,178,493)		1,182,315

Total Long-Term Investment Securities (cost $309,156,174)		306,127,260

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 2.00% due 07/01/08 (cost $700,000)	700,000	700,000

REPURCHASE AGREEMENTS — 8.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.25%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $281,002 and collateralized by $285,000 of United States Treasury Notes, bearing interest at 4.13%, due 05/15/08 and having an approximate value of $289,731.	281,000	281,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $5,853,057 and collateralized by $5,825,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.30%, due 02/26/27 and having an approximate value of $5,970,625.	5,853,000	5,853,000
UBS Securities, LLC Joint Repurchase Agreement(10)	1,565,000	1,565,000
UBS Securities, LLC Joint Repurchase Agreement(10)	18,201,000	18,201,000

Total Repurchase Agreements (cost $25,900,000)		25,900,000

TOTAL INVESTMENTS (cost $335,756,174) (11)	103.5%	332,727,260
Liabilities in excess of other assets	(3.5)	(11,393,529)
NET ASSETS	100.0%	$321,333,731

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $12,928,764 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security - the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Variable Rate Security - the rate reflected is as of June 30, 2008, maturity date reflects next reset date.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	Bond in default
(9)	Company has filed Chapter 11 bankruptcy protection.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	See Note 4 for cost of investments on a tax basis.
(12)	Principal Only
(13)	Fair valued security; see Note 1
REMIC—	Real Estate Mortgage Investment Conduit
STRIP—	Separate Trading of Registered Interest and Principal of Securities
TBA—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.
The actual principal and maturity date will be determined upon settlement date.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
STRATEGIC FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/ Principal Amount(16)	Market Value (Note 1)
ASSET BACKED SECURITIES — 11.1%
Diversified Financial Services — 11.1%
Accredited Mortgage Loan Trust Series 2005-4, Class A2B 2.63% due 12/25/35(1)	$463,643	$460,191
ACE Securities Corp Series 2005-HE7, Class A2B 2.66% due 11/25/35(1)	625,746	620,476
ACE Securities Corp. Series 2004-HE4, Class M9 5.58% due 12/25/34(1)	157,835	11,669
Asset Backed Funding Certificates Series 2005-HE2, Class A2C 2.78% due 08/25/35(1)	28,130	28,094
Asset Backed Securities Corp. Home Equity Series 2005-HE4, Class A1 2.64% due 05/25/35(1)	13,502	13,454
Asset Backed Securities Corp. Home Equity Series 2004-HE7, Class A2 2.86% due 10/25/34(1)	998	722
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(14)	1,050,000	997,870
Bear Stearns Commercial Mtg. Securities Series 2005-PW10, Class A4 5.41% due 12/11/40(2)	750,000	727,310
Bear Stearns Commercial Mtg. Securities Series 2007-T26, Class B 5.60% due 01/25/45*(2)(3)	350,000	239,910
Citifinancial Mtg. Securities, Inc. Series 2003-4, Class AF6 4.49% due 10/25/33	232,845	209,203
Citigroup Commercial Mtg.Trust Series 2008-C7, Class A4 6.10% due 01/12/45(3)	1,000,000	976,652
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(2)(3)	1,000,000	964,289
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class C 5.48% due 12/10/49(2)(3)	800,000	566,340
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD3, Class A5 5.62% due 10/15/48(2)	700,000	672,642
Countrywide Asset-Backed Certificates Series 2005-17, Class 1AF1 2.68% due 12/25/36(1)	23,647	23,517
First Franklin Mtg. Loan Asset Backed Certificates 2.52% due 09/25/36(1)	338,213	325,306
Fremont Home Loan Trust Series 2005-E, Class 2A2 2.65% due 01/25/36(1)	20,496	20,470
GE Capital Commercial Mtg. Corp. Series 2003-C1, Class A4 4.82% due 01/10/38(2)	126,268	124,402
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(2)	300,000	294,829
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class C 5.55% due 03/10/39(2)	400,000	285,529
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	535,000	515,527
HSI Asset Securitization Corp. Trust Series 2006-OPT4, Class 2A2 2.59% due 03/25/36(1)	201,321	200,033
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-LN2, Class A2 5.12% due 07/15/41(2)	55,768	53,749
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-CB9, Class A4 5.37% due 06/12/41(2)(3)	377,963	373,369
LB-UBS Commercial Mtg. Trust Series 2004-C7, Class A1A 4.48% due 10/15/29(2)	1,036,121	999,062
LB-UBS Commercial Mtg. Trust
Series 2005-C5, Class A4
4.95% due 09/15/30(2)	1,500,000	1,422,428
LB-UBS Commercial Mtg. Trust Series 2006-C1, Class A4 5.16% due 02/15/31(2)	1,000,000	941,090
LB-UBS Commercial Mtg. Trust Series 2002-2, Class A4 5.59% due 06/15/31(2)	250,000	251,020
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class C 5.61% due 02/17/40(2)	900,000	605,145
MASTR Asset Backed Securities Trust Series 2006-AB1, Class A1 2.62% due 02/25/36(1)	54,615	54,361
Merrill Lynch Mtg. Investors, Inc. Series 2006-RM2, Class A1B 2.72% due 05/25/37(1)	501,442	442,695
Morgan Stanley Capital, Inc. Series 2006-NC4, Class A2A 2.51% due 06/25/36(1)	23,781	23,724
Morgan Stanley Capital, Inc. Series 2006-NC3, Class A2B 2.60% due 03/25/36(1)	342,593	336,749
Morgan Stanley Capital I Series 2004-IQ7, Class A4 5.40% due 06/15/38(2)(3)	150,000	147,593
Novastar Home Equity Loan Series 2004-4, Class M4 3.58% due 03/25/35(1)	500,000	371,298
Ownit Mtg. Loan Asset Backed Certificates Series 2006-6, Class A2B 2.59% due 09/25/37(1)	575,000	525,354
Residential Asset Securities Corp. Series 2005-AHL2, Class A2 2.74% due 07/25/35(1)	93,693	89,688
Residential Asset Securities Corp. Series 2004-KS6, Class AI3 4.16% due 07/25/30	25,144	24,751

Residential Funding Mtg. Securities II, Inc. Series 2006-HI1, Class A1 2.59% due 02/25/36(1)	77,215	76,777
Structured Asset Investment Loan Trust Series 2004-1, Class M5 6.98% due 02/25/34(1)	108,693	14,718
Wachovia Asset Securitization, Inc. Series 2003-HE3, Class A 2.73% due 11/25/33(1)	94,704	75,261
Total Asset Backed Securities (cost $16,653,523)		15,107,267
CONVERTIBLE BONDS & NOTES — 0.1%
Drug Delivery Systems — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	25,000	17,219
Electronic Components-Semiconductors — 0.1%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	195,000	86,531
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7)	26,000	22,360
Total Convertible Bonds & Notes (cost $211,607)		126,110
CORPORATE BONDS & NOTES — 39.1%
Agricultural Chemicals — 0.7%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	60,000	61,275
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	360,000	352,800
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	160,000	167,200
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	375,000	399,375
		980,650
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	300,000	261,000
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	112,404	102,850
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	24,596	22,628
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	50,000	47,250
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	6,804	6,787
		440,515
Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	110,000	115,500
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co. Debentures 7.38% due 02/01/29	440,000	231,000

General Motors Corp.
Notes
7.20% due 01/15/11	550,000	423,500
General Motors Corp. Debentures 8.25% due 07/15/23	335,000	195,138
General Motors Corp. Senior Bonds 8.38% due 07/15/33	365,000	216,262
		1,065,900
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 8.75% due 12/01/16	245,000	191,100
Beverages-Non-alcoholic — 0.1%
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	170,000	142,800
Broadcast Services/Program — 0.3%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	216,000	225,720
Liberty Media LLC Bonds 7.88% due 07/15/09	125,000	126,216
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	80,000	69,600
Nexstar Finance, Inc. Senior Notes 11.38% due 04/01/13(8)	31,959	30,681
		452,217
Building & Construction Products-Misc. — 0.3%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	190,000	188,100

Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	135,000	130,275
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(8)	110,000	50,050
		368,425
Building Products-Wood — 0.1%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	232,000	147,320
Cable TV — 1.7%
CCH I Holdings LLC/CCH I Holdings Capital Corp. Company Guar. Notes 11.00% due 10/01/15	401,000	294,735
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	793,000	767,227
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	337,000	325,205
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	250,000	230,000
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	50,000	51,375
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	190,000	186,200
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	150,000	151,125
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16*	275,000	270,875
		2,276,742
Casino Hotels — 0.9%
Circus & Eldorado Joint Venture 1st Mtg. Notes 10.13% due 03/01/12	260,000	250,250
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(6)(9)	156,000	154,830
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	485,000	392,850
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	5,000	4,012
Seminole Hard Rock Entertainment, Inc. Sec. Notes 5.28% due 03/15/14*(1)	95,000	79,800
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	315,000	313,425
		1,195,167
Casino Services — 0.2%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	285,000	259,350
Cellular Telecom — 0.3%
Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(1)	98,000	94,570
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	160,000	162,400
Rural Cellular Corp. Senior Sub. Notes 8.12% due 06/01/13(1)	160,000	160,400
Rural Cellular Corp. Senior Notes 8.62% due 11/01/12(1)	40,000	40,300
		457,670
Chemicals-Specialty — 1.5%
Huntsman International LLC
Senior Sub. Notes
7.38% due 01/01/15	260,000	227,500
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	500,000	457,500
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	255,000	257,550
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	840,000	625,800
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	535,000	436,025
		2,004,375
Computer Services — 0.4%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	320,000	292,800
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	300,000	303,000
		595,800
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	25,000	19,750

Consumer Products-Misc. — 0.3%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	204,000	199,920
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	55,000	55,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	10,000	9,800
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	194,000	188,180
		452,900
Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	80,000	65,600
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	145,000	128,325
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	325,000	333,125
		527,050
Containers-Paper/Plastic — 0.2%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	105,000	91,613
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	275,000	220,000
		311,613
Decision Support Software — 0.2%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	235,000	204,450
Direct Marketing — 0.3%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	270,000	237,600
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	195,000	191,588
		429,188
Diversified Manufacturing Operations — 0.4%
Harland Clarke Holdings Corp. Notes 7.55% due 05/15/15(1)	70,000	51,800
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	250,000	203,750
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	90,000	52,875
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	235,000	223,838
		532,263
Electric-Generation — 1.1%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	270,000	251,775
Edison Mission Energy Senior Notes 7.63% due 05/15/27	165,000	148,087
Edison Mission Energy Senior Notes 7.75% due 06/15/16	30,000	29,850
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	175,000	196,000
The AES Corp.
Senior Notes
7.75% due 10/15/15	275,000	270,875
The AES Corp.
Senior Notes
8.00% due 10/15/17	305,000	298,900
The AES Corp. Senior Notes 8.00% due 06/01/20*	125,000	120,625
The AES Corp. Sec. Notes 8.75% due 05/15/13*	97,000	100,638
The AES Corp. Senior Notes 8.88% due 02/15/11	130,000	134,550
		1,551,300
Electric-Integrated — 1.4%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	140,000	141,400
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	295,000	304,587
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	215,000	200,488
Southern Energy, Inc. Notes 7.90% due 07/15/09(5)(6)(7)†	175,000	0
Texas Competitive Electric Holdings Co. LLC Semior Notes 10.50% due 11/01/16*	290,000	280,575
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	950,000	931,000

Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	95,000	93,100
		1,951,150
Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	124,000	106,950
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	110,000	102,025
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	190,000	147,725
Spansion LLC Senior Sec. Notes 5.81% due 06/01/13*(1)	350,000	255,500
Spansion LLC Senior Notes 11.25% due 01/15/16*	30,000	18,600
		630,800
Electronics-Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	185,000	174,825
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	75,000	70,125
		244,950
Energy-Alternate Sources — 0.1%
VeraSun Energy Corp. Company Guar. Notes 9.38% due 06/01/17	60,000	30,900
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	185,000	162,569
		193,469
Finance-Auto Loans — 2.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	1,565,000	1,425,369
GMAC LLC Senior Notes 6.00% due 12/15/11	465,000	319,986
GMAC LLC Senior Notes 6.63% due 05/15/12	375,000	257,256
GMAC LLC Senior Notes 6.88% due 09/15/11	760,000	546,115
GMAC LLC Senior Notes 6.88% due 08/28/12	195,000	133,532
GMAC LLC Notes 7.25% due 03/02/11	200,000	147,002
		2,829,260
Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	85,000	75,013
Food-Misc. — 0.0%
Wornick Co. Sec. Notes 10.88% due 07/15/11(10)(11)(18)†	100,000	40,000
Funeral Services & Related Items — 0.4%
Service Corp. International Senior Notes 6.75% due 04/01/16	100,000	94,750
Service Corp. International Senior Notes 7.00% due 06/15/17	340,000	324,700
Service Corp. International Senior Notes 7.38% due 10/01/14	55,000	55,000
Service Corp. International Debentures 7.88% due 02/01/13	125,000	124,063
		598,513
Gambling (Non-Hotel) — 0.4%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	225,000	178,313
Greektown Holdings LLC† Senior Notes 10.75% due 12/01/13*(10)	265,000	196,100
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	129,000	124,646
		499,059
Home Furnishings — 0.2%
Simmons Co. Senior Notes 10.00% due 12/15/14(8)	195,000	143,325
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	205,000	176,300
		319,625
Hotels/Motels — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	90,000	81,900
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	150,000	144,000
		225,900

Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	140,000	145,950
Independent Power Producers — 0.7%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	710,000	668,287
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	50,000	54,000
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	280,000	273,700
		995,987
Insurance Brokers — 0.2%
USI Holdings Corp. Senior Notes 6.55% due 11/15/14*(1)	70,000	58,450
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	305,000	262,300
		320,750
Medical Information Systems — 0.2%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	305,000	221,125
Medical Products — 1.0%
Biomet, Inc. Senior Notes 10.00% due 10/15/17	145,000	154,787
Biomet, Inc. Company Guar. Notes 11.63% due 10/15/17	260,000	275,600
LVB Acquisition Merger Sub, Inc. Notes 10.38% due 10/15/17	455,000	482,300
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(1)	75,000	70,125
Universal Hospital Services, Inc. Senior Bonds 8.50% due 06/01/15	370,000	370,000
		1,352,812
Medical-HMO — 0.4%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	485,000	475,300
Medical-Hospitals — 2.3%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	830,000	835,187
HCA, Inc. Senior Notes 6.25% due 02/15/13	155,000	134,462
HCA, Inc. Senior Notes 8.75% due 09/01/10	55,000	55,688
HCA, Inc. Senior Notes 9.13% due 11/15/14	190,000	194,275
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,265,000	1,302,950
HCA, Inc. Senior Notes 9.63% due 11/15/16	260,000	267,800
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	330,000	333,300
		3,123,662
Medical-Nursing Homes — 0.1%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	160,000	160,000
Metal-Aluminum — 0.1%
Noranda Aluminum Holding Corp. Senior Notes 8.58% due 11/15/14(1)	95,000	77,900
Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	210,000	220,762
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	370,000	390,350
		611,112
Mining — 0.4%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 11/15/14(1)	550,000	474,375
Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	390,000	381,225
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	110,000	111,925
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	20,000	20,200
		513,350
Oil Companies-Exploration & Production — 3.3%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	225,000	234,000
Belden & Blake Corp. Sec. Notes 8.75% due 07/15/12	30,000	30,675

Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	275,000	269,500
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	240,000	208,200
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	150,000	138,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	365,000	350,400
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	275,000	267,437
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	125,000	115,000
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	160,000	150,400
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	210,000	196,875
EXCO Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	240,000	235,800
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	485,000	465,600
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	200,000	198,000
Pemex Project Funding Master Trust Company Guar. 6.63% due 06/15/35	628,000	619,587
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	75,000	69,844
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	275,000	272,250
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	105,000	95,550
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	520,000	468,000
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	55,000	42,075
		4,427,193
Oil-Field Services — 0.4%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	170,000	164,475
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	200,000	205,000
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	100,000	102,000
		471,475
Paper & Related Products — 0.5%
Bowater, Inc. Notes 6.50% due 06/15/13	130,000	81,900
Caraustar Industries, Inc. Senior Notes 7.38% due 06/01/09	180,000	157,500
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	30,000	28,200
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	70,000	65,800
International Paper Co. Notes 7.95% due 06/15/18	80,000	79,555
NewPage Corp.
Sec. Notes
10.00% due 05/01/12	155,000	156,937
NewPage Corp.
Senior Sub. Notes
12.00% due 05/01/13	125,000	126,250
		696,142
Physicians Practice Management — 0.4%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	610,000	605,425
Pipelines — 1.7%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	80,000	78,600
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*	225,000	223,312
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	50,000	48,750
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	535,000	537,675
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	170,000	172,550
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	460,000	453,100
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	185,000	184,538

MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	145,000	136,663
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	60,000	60,900
MarkWest Energy Partners LP Senior Notes 8.75% due 04/15/18*	100,000	102,250
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	295,000	243,744
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	110,000	107,278
		2,349,360
Poultry — 0.1%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	195,000	143,325
Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	150,000	136,125
Publishing-Periodicals — 0.6%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	225,000	222,188
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	515,000	323,806
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	1,000	595
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	4,000	2,380
R.H. Donnelly, Inc. Company Guar. Notes
11.75% due 05/15/15*	167,342	151,444
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	410,000	299,300
		999,713
Real Estate Investment Trusts — 0.2%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	320,000	304,800
Recycling — 0.4%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	685,000	545,431
Rental Auto/Equipment — 0.1%
Rental Service Corp. Company Guar. Notes 9.50% due 12/01/14	210,000	175,350
Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	225,000	157,500
Retail-Drug Store — 0.2%
Rite Aid Corp. Senior Notes 9.25% due 06/01/13	110,000	107,800
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	330,000	217,800
		325,600
Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	75,000	78,000
Retail-Petroleum Products — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	125,000	114,063
Inergy LP Senior Notes 8.25% due 03/01/16*	150,000	147,750
		261,813
Retail-Regional Department Stores — 0.1%
Neiman-Marcus Group, Inc.
Company Guar. Notes
9.00% due 10/15/15	75,000	74,063
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	10,000	10,000
		84,063
Retail-Restaurants — 0.1%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	165,000	142,725
Rubber-Tires — 0.2%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	280,000	205,800
Seismic Data Collection — 0.2%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	370,000	330,688
Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(8)	25,000	24,875
Special Purpose Entities — 2.0%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(8)	35,000	33,425
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	225,000	226,687

Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16*	100,000	101,382
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	250,000	167,500
CCM Merger, Inc. Notes 8.00% due 08/01/13*	235,000	200,338
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	495,000	425,700
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	250,000	244,375
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	30,000	30,150
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	175,000	175,000
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	295,000	266,975
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(1)	60,000	49,800
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	260,000	226,200
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	135,000	105,300
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	92,000	95,910
MXEnergy Holdings, Inc. Senior Notes 10.69% due 08/01/11(1)	100,000	80,500
Snoqualmie Entertainment Authority Senior Sec. Notes 6.94% due 02/01/14*(1)	20,000	14,700
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	305,000	225,700
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	100,000	95,000
		2,764,642
Steel-Producers — 0.4%
Ryerson, Inc. Senior Sec. Notes 10.25% due 11/01/14*(1)	175,000	164,500
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	270,000	267,975
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	155,000	148,413
		580,888
Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 6.88% due 05/01/15	155,000	133,300
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	190,000	182,400
		315,700
Telecom Services — 0.8%
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	515,000	504,700
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	360,000	332,100
Qwest Corp. Senior Notes 7.50% due 10/01/14	240,000	231,000
		1,067,800
Telephone-Integrated — 1.5%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	40,000	37,300
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	140,000	135,450
Qwest Capital Funding, Inc. Company Guar. Notes 7.25% due 02/15/11	125,000	121,250
Qwest Communications International, Inc. Senior Notes 7.50% due 02/15/14	30,000	28,500
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	390,000	370,500
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	175,000	175,000
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	325,000	321,750
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	525,000	500,062
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	375,000	322,500
		2,012,312

Television — 1.0%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	190,000	184,775
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*(9)	30,000	21,900
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	260,000	237,900
Paxson Communications Corp. Senior Notes 5.96% due 01/15/12*(1)	565,000	480,250
Paxson Communications Corp. Senior Sec. Notes 8.96% due 01/15/13*(3)	400,000	258,000
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	120,000	64,800
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	180,000	100,800
		1,348,425
Theaters — 0.5%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	255,000	226,312
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	70,000	69,300
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(8)	345,000	327,750
		623,362
Transactional Software — 0.2%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	320,000	260,800
Transport-Air Freight — 0.5%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	283,088	263,272
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	147,721	138,119
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	147,733	138,130
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	78,870	88,335
		627,856
Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	40,000	40,100
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	50,000	48,000
		88,100
Travel Service — 0.1%
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	130,000	106,600
Vitamins & Nutrition Products — 0.0%
General Nutrition Centers, Inc. Company Guar. Notes 7.20% due 03/15/14(9)	75,000	63,375
Total Corporate Bonds & Notes (cost $56,999,786)		53,127,370
FOREIGN CORPORATE BONDS & NOTES — 6.3%
Banks-Commercial — 0.4%
Banco Mercantil del Norte SA
Sub. Bonds
6.14% due 10/13/16*(1)	50,000	48,681
HSBK Europe BV Bank Guar. Notes 7.25% due 05/03/17*	100,000	88,554
RSHB Capital SA 7.13% due 01/14/14*	100,000	98,620
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	306,000	282,331
TuranAlem Finance BV Company Guar. Notes 8.25% due 01/22/37*	100,000	83,500
		601,686
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	28,000	17,640

Cellular Telecom — 0.2%
True Move Co., Ltd. Company Guar. Notes 10.38% due 08/01/14*	100,000	103,952
True Move Co., Ltd. Company Guar. 10.75% due 12/16/13*	100,000	87,125
UBS Luxembourg S.A. Senior Notes 8.25% due 05/23/16	100,000	97,875
		288,952
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	105,000	95,813

Containers-Metal/Glass — 0.3%
Vitro SAB de CV
Senior Notes
9.13% due 02/01/17		405,000	320,963
Vitro SAB de CV
Senior Notes
11.75% due 11/01/13		85,000	84,575
			405,538
Diversified Financial Services — 0.1%
TNK-BP Finance SA
Bonds
7.50% due 07/18/16*		210,000	198,702
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc.
Senior Notes
8.00% due 11/15/14*		285,000	292,125
Diversified Minerals — 0.3%
Vale Overseas, Ltd.
Company Guar. Bonds
6.88% due 11/21/36		383,000	355,706
Electric-Transmission — 0.1%
EEB International, Ltd.
Company Guar. Notes
8.75% due 10/31/14*		100,000	106,000
Electronic Components-Misc. — 0.2%
NXP BV/NXP Funding LLC
Company Guar. Notes
9.50% due 10/15/15		280,000	243,600
Food-Meat Products — 0.3%
JBS SA
Company Guar. Notes
9.38% due 02/07/11		300,000	303,000
JBS SA
Senior Notes
10.50% due 08/04/16*		175,000	176,312
			479,312
Medical-Drugs — 1.0%
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
6.43% due 12/01/13(1)		295,000	256,650
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
7.75% due 04/01/14		180,000	133,200
Elan Finance PLC
Company Guar. Notes
6.68% due 11/15/11(1)		780,000	725,400
Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11		195,000	189,150
			1,304,400
Metal-Diversified — 0.1%
Vedanta Resources PLC
8.75% due 01/15/14*		120,000	121,085
Multimedia — 0.1%
Quebecor Media, Inc.
Senior Notes
7.75% due 03/15/16		75,000	69,750
Oil Companies-Exploration & Production — 1.0%
Compton Petroleum Finance Corp.
Company Guar. Notes
7.63% due 12/01/13		15,000	14,737
Kazmunaigaz Finance
8.38% due 07/02/13*		120,000	119,610
Credit Suisse for OAO Gazprom
Notes
6.79% due 10/29/09	RUB	5,580,000	236,627
Deutsche Bank AG for OAO Gazprom
Notes
6.95% due 08/06/09	RUB	5,670,000	241,578
Credit Suisse for OAO Gazprom
Notes
7.00% due 10/27/11	RUB	5,390,000	226,454
OPTI Canada, Inc.
Senior Notes
7.88% due 12/15/14		450,000	444,375
OPTI Canada, Inc.
Senior Notes
8.25% due 12/15/14		90,000	89,550
			1,372,931
Oil Companies-Integrated — 0.2%
Petrozuata Finance, Inc.
Company Guar. Notes
8.22% due 04/01/17*		306,956	318,375
Oil-Field Services — 0.1%
North American Energy Partners, Inc.
Senior Notes
8.75% due 12/01/11		85,000	85,850
Paper & Related Products — 0.4%
Abitibi-Consolidated Co. of Canada
Notes
6.00% due 06/20/13		45,000	20,250
Abitibi-Consolidated Co. of Canada
Senior Notes
13.75% due 04/01/11*		250,000	263,750
Abitibi-Consolidated Co. of Canada
Senior Notes
15.50% due 07/15/10*		89,000	69,865
Abitibi-Consolidated, Inc.
Notes
8.55% due 08/01/10		370,000	218,300
Bowater Canada Finance Corp.
Company Guar. Notes
7.95% due 11/15/11		5,000	3,475
			575,640
Printing-Commercial — 0.1%
Quebecor World Capital Corp.
Senior Notes
8.75% due 03/15/16*(10)(11)†		320,000	153,600
Satellite Telecom — 0.2%
Telesat Canada/Telesat LLC
Senior Notes
11.00% due 11/01/15*		225,000	209,250

Special Purpose Entity — 0.2%
Hellas Telecommunications Luxembourg II
Sub. Notes
8.46% due 01/15/15*(1)		275,000	209,000
Steel-Producers — 0.1%
Evraz Group SA
Notes
8.88% due 04/24/13*		200,000	200,240
Steel-Specialty — 0.1%
GTL Trade Finance, Inc.
Company Guar. Notes
7.25% due 10/20/17*		100,000	100,467
Telecom Services — 0.3%
Axtel SA
Senior Notes
7.63% due 02/01/17*		50,000	51,187
Axtel SA
Company Guar. Senior Notes
11.00% due 12/15/13		40,000	42,600
Global Crossing UK Finance PLC
Company Guar. Notes
10.75% due 12/15/14		195,000	193,050
Globo Comunicacoes E Participacoes SA
Bonds
7.25% due 04/26/22*		100,000	100,375
Wind Acquisition Finance SA
Company Guar. Bonds
10.75% due 12/01/15*		50,000	52,500
			439,712
Telecommunication Equipment — 0.2%
Nortel Networks, Ltd.
Company Guar. Notes
10.75% due 07/15/16*		240,000	237,600
Transport-Marine — 0.0%
Ultrapetrol Bahamas, Ltd.
1st Mtg. Bonds
9.00% due 11/24/14		60,000	56,700
Transport-Rail — 0.0%
Grupo Transportacion Ferroviaria Mexicana SA de CV
Senior Notes
9.38% due 05/01/12		30,000	31,200
Total Foreign Corporate Bonds & Notes (cost $9,150,823)			8,570,874
FOREIGN GOVERNMENT AGENCIES — 2.3%
Sovereign — 2.3%
Brazil Nota do Tesouro Nacional
Notes
6.00% due 05/15/17	BRL	266,000	263,572
Brazil Nota do Tesouro Nacional
Notes
10.00% due 07/01/10	BRL	516,000	294,362
Brazil Nota do Tesouro Nacional
Notes
10.00% due 01/01/12	BRL	225,000	122,024
Federal Republic of Brazil
Notes
10.00% due 01/01/10	BRL	1,000	583
Gabonese Republic
Senior Notes
8.20% due 12/12/17*		32,000	33,280
Republic of Argentina
Notes
1.33% due 12/31/38(8)		40,000	13,600
Republic of Argentina
Bonds
5.83% due 12/31/33(3)	ARS	294,337	102,461
Republic of Argentina
Bonds
7.00% due 09/12/13		116,000	90,132
Republic of Argentina
Notes
11.25% due 04/10/06†(17)	DEM	125,000	26,414
Republic of Colombia
Bonds
7.38% due 09/18/37		132,000	141,240
Republic of Colombia
Bonds
10.38% due 01/28/33		8,000	11,640
Republic of Ecuador
Bonds
10.00% due 08/15/30(8)		170,000	165,750
Republic of Indonesia
Bonds
10.25% due 07/15/22	IDR	827,000,000	71,146
Republic of Indonesia
Bonds
10.25% due 07/15/27	IDR	851,000,000	71,312
Republic of Indonesia
Bonds
11.00% due 09/15/25	IDR	764,000,000	68,616
Republic of Panama
Bonds
6.70% due 01/26/36		167,000	169,505
Republic of Panama
Bonds
9.38% due 04/01/29		45,000	58,838
Republic of Peru
Notes
7.35% due 07/21/25		48,000	53,520
Republic of Turkey
Notes
6.88% due 03/17/36		951,000	785,764
Republic of Venezuela
Bonds
5.75% due 02/26/16		270,000	212,085
Republic of Venezuela
Notes
8.50% due 10/08/14		113,000	106,502

Republic of Venezuela
Bonds
9.38% due 01/13/34	228,000	207,138
United Mexican States
Notes
6.05% due 01/11/40	26,000	24,999
Total Foreign Government Agencies (cost $3,397,731)		3,094,483
LOANS — 0.4%
Diversified Financial Services — 0.4%
Wind Acquisition Holdings Finance S.A.
9.98% due 12/21/11(6)(7)(12)(13) (cost $540,607)	537,437	519,971
U.S. GOVERNMENT AGENCIES — 45.3%
Federal Home Loan Mtg. Corp. — 15.6%
4.50% due 11/01/19	304,328	296,758
5.00% due 06/01/19	59,977	59,687
5.00% due 09/01/19	149,448	148,725
5.00% due 08/01/20	602,388	598,617
5.00% due 07/01/35	276,590	265,964
5.00% due 06/01/38	3,300,000	3,164,971
5.50% due 07/01/35	222,548	219,871
5.50% due 09/01/35	433,254	428,041
5.50% due 11/01/37	3,208,729	3,164,108
5.50% due July TBA	4,450,000	4,383,250
6.00% due 09/01/22	117,716	120,612
6.00% due 01/01/34	316,291	320,733
6.00% due 08/01/35	385,434	390,245
6.00% due July TBA	4,789,000	4,836,890
6.50% due July TBA	2,550,000	2,628,094
REMIC Series 2942, Class TF
2.82% due 03/15/35(14)	170,308	167,167
		21,193,733
Federal National Mtg. Assoc. — 28.7%
4.73% due 10/01/34(1)	576,275	585,409
4.90% due 09/01/34(1)	537,063	544,990
2.83% due 01/25/36(14)	1,392,132	1,333,588
4.37% due 02/01/34(1)	38,471	38,880
4.50% due 06/01/19	638,069	622,396
4.60% due 12/01/34(1)	78,881	80,082
5.00% due 01/01/20	58,716	58,495
5.00% due 04/01/20	30,513	30,322
5.00% due 06/01/34	652,015	628,189
5.00% due 04/01/35	660,896	635,712
5.00% due 08/01/35	258,195	248,356
5.00% due 09/01/35	979,953	942,611
5.00% due 05/01/38	3,375,001	3,237,957
5.04% due 09/01/35(1)	2,755,345	2,794,487
5.42% due 03/01/35(1)	3,205,632	3,266,551
5.50% due 09/01/19	51,148	51,899
5.50% due 10/01/22	349,483	352,245
5.50% due 02/01/35	516,470	510,650
5.50% due 03/01/35	475,987	470,623
5.50% due 06/01/35	106,665	105,463
5.50% due 07/01/35	267,242	264,231
5.50% due 08/01/35	416,612	412,308
5.50% due 09/01/35	226,674	224,120
5.50% due 11/01/35	1,625,608	1,607,289
5.50% due 02/01/36	405,147	400,075
5.50% due 03/01/36	233,737	231,102
5.50% due 03/01/37	1,118,170	1,103,584
5.50% due 08/01/37	471,922	465,766
5.50% due July TBA	1,200,000	1,182,750
5.54% due 08/01/35(1)	5,109,198	5,136,622
6.00% due 09/01/32	76,018	77,418
6.00% due 10/01/34	305,986	309,901
6.00% due 08/01/35	344,410	349,100
6.00% due 11/01/35	153,198	154,918
6.00% due 01/01/36	374,516	378,722
6.00% due 03/01/36	248,735	251,295
6.00% due 05/01/36	251,018	253,601
6.00% due July TBA	6,650,000	6,708,187
6.50% due 10/20/34	80,070	82,744
6.50% due July TBA	1,375,000	1,415,391
7.50% due 02/01/30	120,861	130,300
Federal National Mtg. Assoc., REMIC
Series 2005-58, Class FC
2.73% due 07/25/35(14)	613,445	599,825
Series 2007-1, Class NF
2.73% due 02/25/37(14)	677,535	666,729
		38,944,883
Government National Mtg. Assoc. — 1.0%
5.50% due July TBA	1,250,000	1,243,750
6.00% due 02/20/35	100,648	102,181
		1,345,931
Total U.S. Government Agencies (cost $61,559,266)		61,484,547
COMMON STOCK — 0.2%
Independent Power Producers — 0.0%
Calpine Corp.†	1,058	23,868
Mirant Corp.†	217	8,496
		32,364

Medical-Hospitals — 0.1%
MedCath Corp.†		6,924	124,494
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†		126	79
Oil-Field Services — 0.1%
Trico Marine Services, Inc.†		4,458	162,360
Total Common Stock (cost $299,226)			319,297
PREFERRED STOCK — 0.7%
Medical-Generic Drugs — 0.1%
Mylan, Inc.
6.50%		142	124,895
Oil Companies-Exploration & Production — 0.6%
EXCO Resources, Inc.
Series A-2
7.00%(5)(7)		6	108,000
EXCO Resources, Inc.
Convertible Series A-1
7.00%(5)(7)		30	540,000
EXCO Resources, Inc.
Series A-3
7.00%(5)(7)		3	54,000
Transmeridian Exploration, Inc.
Convertible
15.00%(5)(9)		649	45,430
			747,430
Total Preferred Stock (cost $596,659)			872,325
Total Long-Term Investment Securities (cost $149,409,228)			143,222,244
SHORT-TERM INVESTMENT SECURITIES — 11.1%
Foreign Government Treasuries — 0.5%
Bank Negara Monetary Notes
3.40% due 11/13/08	MYR	11,000	3,355
3.41% due 08/07/08	MYR	44,000	13,289
3.47% due 09/23/08	MYR	784,000	238,186
Egyptian Treasury Bills
6.39% due 10/28/08	EGP	525,000	95,883
7.08% due 11/13/08	EGP	1,950,000	357,091
			707,804
Time Deposit — 5.9%
Euro Time Deposit with State Street Bank & Trust Co.
0.85% due 07/01/08		7,961,000	7,961,000
U.S. Government Agencies — 4.7%
Federal Home Loan Bank Disc. Notes
2.13% due 07/02/08		3,200,000	3,199,808
2.21% due 07/18/08		450,000	449,543
			3,649,351
Federal National Mtg. Assoc. Disc. Notes
2.31% due 08/01/08		2,000,000	1,996,160
2.38% due 08/20/08		721,000	718,767
			2,714,927
U.S. GOVERNMENT TREASURIES — 0.0%
United States Treasury Bills
1.87% due 08/28/08(19)		30,000	29,916
Total Short-Term Investment Securities (cost $15,018,410)			15,062,998
TOTAL INVESTMENTS (cost $164,427,638) (15)		116.6%	158,285,242
Liabilities in excess of other assets		(16.6)	(22,536,929)
NET ASSETS		100.0%	$135,748,313

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $15,284,997 representing 11.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security - the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity date.
(4)	Variable Rate Security - the rate reflected is as of June 30, 2008, maturity date reflects next reset date.
(5)	Fair valued security; see Note 1
(6)	Illiquid security
(7)

To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2008, the Strategic Fixed Income Portfolio held the following restricted securities:

					Market
		Shares/			Value	% of
	Acquisition	Principal	Acquistion	Market	Per	Net
Name	Date	Amount	Cost	Value	Share	Assets

EXCO Resources, Inc. 7.00%, Series A-1 Convertible Preferred Stock	03/29/07	30	$300,000	$540,000	$18,000	0.40%

EXCO Resources, Inc. Series, A-2 Convertible Preferred Stock	03/19/08	6	64,500	108,000	18,000	0.08

EXCO Resources, Inc. Series, A-3 Convertible Preferred Stock	03/20/08	3	32,250	54,000	18,000	0.04
		39	396,750.00	$702,000

ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/05	$26,000	26,000	22,360	86.00	0.02%

Southern Energy, Inc. Notes 7.90% due 07/15/09	01/10/05	175,000	0	0	0.00	0.00%

Wind Acquisition Holdings Finance S.A. 9.98% due 12/11/21	06/21/07	103,187	104,461
	10/31/07	3,325	3,325
	11/01/07	200,000	201,908
	11/09/07	200,000	200,464
	01/31/08	16,127	16,127
	04/18/08	14,798	14,798	519,971	96.75	0.38%
		537,437	541,083	$1,244,331		0.92%

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(10)	Bond in default
(11)	Company has filed Chapter 11 bankruptcy protection.

(12)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(13)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	Collateralized Mortgage Obligation
(15)	See Note 4 for cost of investments on a tax basis.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	Bond is in default and did not pay principal at maturity.
(18)	Company emerged from Chapter 11 subsequent to June 30, 2008.
(19)	The security on a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of		Expiration	Value at	Value as of	Unrealized Appreciation
Contracts	Description	Date	Trade Date	June, 30 2008	(Depreciation)
12 Short	U. S. Treasury Bonds	September 2008	$1,377,220	$1,387,125	$(9,905)

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized Appreciation
Deliver		For		Date	(Depreciation)

USD	47,330	INR	2,052,700	09/16/2008	$(238)
USD	31,841	INR	1,380,000	09/16/2008	(182)
USD	40,394	INR	1,736,550	09/16/2008	(556)
Net Unrealized Appreciation/(Depreciation)					$(976)

ARS —	Argentine Peso
BRL —	Brazilian Real
DEM —	German Mark
EGP —	Egyptian Dollar
EUR —	Euro Dollar
INR —	Indian Rupee
MYR —	Malaysian Ringgit
RUB —	Russian Rubel

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.1%
Asset-Backed Commercial Paper — 74.8%
Amstel Funding Corp. 3.00% due 07/22/08*	$6,500,000	$6,488,625
Amsterdam Funding Corp. 2.60% due 07/09/08*	2,500,000	2,498,556
Archer Daniels Midland Co. 2.15% due 08/08/08*	5,000,000	4,988,600
AT&T, Inc. 2.20% due 07/30/08*	1,475,000	1,472,505
CAFCO LLC 2.77% due 09/16/08*	4,500,000	4,470,840
Cancara Asset Securitisation LLC 2.75% due 09/16/08*	1,500,000	1,490,280
Cancara Asset Securitisation LLC 2.85% due 07/07/08*	3,000,000	2,998,575
Ciesco LLC 2.53% due 07/16/08*	5,000,000	4,994,729
Citigroup Funding, Inc. 2.78% due 09/03/08	3,000,000	2,985,480
Citigroup Funding, Inc. 2.90% due 09/17/08	3,000,000	2,981,850
Clipper Receivables Co. LLC 2.96% due 09/16/08*	1,750,000	1,738,625
Clipper Receivables Co. LLC 3.00% due 09/12/08*	3,500,000	3,478,405
Edison Asset Securitization LLC 2.60% due 08/08/08*	3,000,000	2,991,767
Fairway Finance Corp. 2.77% due 08/22/08*	1,000,000	995,999
Falcon Asset Securitization Co. LLC 2.40% due 07/01/08*	3,000,000	3,000,000
Fcar Owner Trust 3.00% due 07/15/08	3,250,000	3,246,208
Fcar Owner Trust 3.10% due 09/15/08	3,000,000	2,980,800
Gemini Securitization Corp. LLC 2.60% due 08/20/08*	4,000,000	3,985,556
Gemini Securitization Corp. LLC 2.67% due 07/11/08*	2,250,000	2,248,331
General Electric Capital Corp. 2.82% due 09/23/08	3,000,000	2,982,360
Grampian Funding LLC 2.76% due 09/16/08*	1,500,000	1,490,250
Grampian Funding LLC 2.77% due 07/11/08*	3,000,000	2,997,696
J.P. Morgan Chase & Co. 2.50% due 08/11/08	1,500,000	1,495,729
Jupiter Securitization Co. LLC 2.67% due 07/10/08*	1,500,000	1,498,999
Jupiter Securitization Co. LLC 2.70% due 07/07/08*	3,000,000	2,998,650
New Center Asset Trust 2.95% due 07/17/08	2,000,000	1,997,378
Park Avenue Receivables Co. LLC 2.40% due 07/02/08*	3,701,000	3,700,753
Sheffield Receivables Corp. 2.73% due 07/10/08*	3,000,000	2,997,952
Solitaire Funding LLC 2.68% due 08/28/08*	4,000,000	3,982,729
Solitaire Funding LLC 2.83% due 07/11/08*	1,500,000	1,498,821
Surrey Funding Corp. 2.85% due 08/20/08*	5,500,000	5,478,229
Variable Funding Capital Co. LLC 2.57% due 08/18/08*	4,000,000	3,986,293
Wells Fargo Bank NA 2.36% due 08/22/08	5,750,000	5,750,000
Total Asset-Backed Commercial Paper (amortized cost $102,892,919)		102,891,570
Corporate Notes — 6.1%
Asscher Finance Corp. 5.50% due 07/16/08*(6)	803,000	803,000
Cheyne Finance LLC 4.82% due 01/25/08*(1)(2)(4)(5)(6)(7)	1,222,722	874,246
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(4)(5)(6)(7)	815,243	582,899
Issuer Entity LLC 2.63% due 10/30/08(1)(4)(5)(8)	2,280,596	1,357,183
J.P. Morgan Chase & Co. 2.45% due 09/11/08(4)	4,000,000	3,997,600
Merrill Lynch & Co., Inc. 2.64% due 12/17/08(4)	750,000	741,577
Total Corporate Notes (amortized cost $9,872,420)		8,356,505
U.S. Government Agencies — 17.7%
Federal Home Loan Bank Disc. Notes 2.00% due 07/01/08	14,434,000	14,434,000
Federal National Mtg. Assoc. Disc. Notes 2.46% due 09/24/08	10,000,000	9,944,800
Total U.S. Government Agencies (amortized cost $24,375,917)		24,378,800
U.S. Municipal Bonds & Notes — 1.5%
Texas State Veterans Housing (LOC - Dexia Credit Local) 2.58% due 07/02/08 (amortized cost $2,000,216)(3)	2,000,000	2,000,000
Total Short-Term Investment Securities — 100.1% (amortized cost $139,141,472)		137,626,875

TOTAL INVESTMENTS (amortized cost $139,141,472)(9)	100.1%	137,626,875
Liabilities in excess of other assets	(0.1)	(137,417)
NET ASSETS	100.0%	$137,489,458

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $80,731,911 representing 58.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security
(2)	Security in default
(3)	Variable Rate Security – the rate reflected is as of June 30, 2008, maturity date reflects the next reset date.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(5)	Fair valued security; see Note 2
(6)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(7)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, have materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 18, 2008, the Receiver announced that they had accepted certain bids in connection with the sale of SIV Portfolio’s investment portfolio and intended to make a distribution to senior creditors, including the Fund, on account of the net proceeds from the sale of the entire investment portfolio on or about July 23, 2008. On July 23, 2008, the Receiver announced that the sale had been concluded and that a distribution to senior creditors was being made on this date. The Receiver also announced on July 23, 2008, that they intended to make an additional distribution to senior creditors soon after completion of the restructuring, and on August 12, 2008, announced that such additional distribution would be made on or about August 13, 2008, to holders of record as of August 11, 2008, which includes the Fund. The additional distribution was received by the Fund on August 13, 2008.

(8)

The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd.  (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issuance of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes mature on October 30, 2008 and pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(9)	See Note 4 for cost of investments on a tax basis.
LOC - Letter of Credit

See Notes to Portfolio of Investments

Industry Allocation#
Asset Backed/Trade & Term Receivable	20.9%
U.S. Government Agency	17.7
Asset Backed/Securities	16.0
Asset Backed/Multi-Asset	15.6
Domestic Banks	8.2
Asset Backed/Auto	6.0
Finance Sector - Misc	4.3
Food & Beverage	3.6
Finance	2.2
Asset Backed/Structured Investment	1.6
Municipal	1.5
Telecommunications Services	1.1
Asset Backed/Mortgages	1.0
Finance - Investment Bank/Broker	0.5
100.1%

# Calculated as a percentage of Net Assets

SEASONS SERIES TRUST

FOCUS GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 91.6%
Aerospace/Defense — 6.3%
General Dynamics Corp.	45,143	$3,801,040
Lockheed Martin Corp.	36,683	3,619,145
		7,420,185
Agricultural Chemicals — 3.6%
Monsanto Co.	33,581	4,245,982
Agricultural Operations — 5.5%
Bunge, Ltd.	59,950	6,456,015
Building-Heavy Construction — 2.6%
Chicago Bridge & Iron Co., NV NY SHRS	75,600	3,010,392
Commercial Services — 4.7%
Alliance Data Systems Corp.†	51,325	2,902,429
Iron Mountain, Inc.†	99,300	2,636,415
		5,538,844
Commercial Services-Finance — 3.1%
Mastercard, Inc., Class A	13,560	3,600,451
Computers — 10.8%
Apple, Inc.†	75,629	12,663,320
Data Processing/Management — 2.8%
Fiserv, Inc.†	73,000	3,312,010
Diversified Minerals — 2.7%
Cia Vale do Rio Doce ADR	86,710	3,105,952
Engineering/R&D Services — 5.3%
ABB, Ltd. ADR†	217,080	6,147,706
Finance-Other Services — 2.0%
CME Group, Inc.	6,130	2,348,955
Medical Products — 2.1%
Zimmer Holdings, Inc.†	35,900	2,442,995
Medical-Biomedical/Gene — 8.5%
Celgene Corp.†	95,018	6,068,800
Gilead Sciences, Inc.†	74,030	3,919,888
		9,988,688
Motion Pictures & Services — 1.9%
Macrovision Solutions Corp.†	145,543	2,177,323
Oil Companies-Exploration & Production — 4.1%
Quicksilver Resources, Inc.†	24,800	958,272
XTO Energy, Inc.	55,846	3,826,009
		4,784,281
Oil & Gas Drilling — 2.5%
Transocean, Inc.†	19,398	2,956,061
Retail-Drug Store — 3.1%
CVS Caremark Corp.	92,865	3,674,668
Retail-Restaurants — 6.3%
Chipotle Mexican Grill, Inc., Class A†	43,705	3,610,907
McDonald’s Corp.	67,811	3,812,335
		7,423,242
Transport-Rail — 3.6%
Union Pacific Corp.	55,308	4,175,754
Web Portals/ISP — 6.9%
Google, Inc., Class A†	15,235	8,020,009
X-Ray Equipment — 3.2%
Hologic, Inc.†	172,500	3,760,500
Total Long-Term Investment Securities (cost $88,256,949)		107,253,333

SHORT-TERM INVESTMENT SECURITIES — 2.4%
U.S. Government Agencies — 2.4%
Federal Home Loan Bank Disc. Notes 1.85% due 07/01/08 (cost $2,800,000)	$2,800,000	2,800,000

REPURCHASE AGREEMENTS — 6.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $385,004 and collateralized by $410,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 7.53%, due 12/27/21 and having an approximate value of $395,650.	385,000	385,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	1,663,000	1,663,000
UBS Securities LLC Joint Repurchase Agreement(1)	5,086,000	5,086,000
Total Repurchase Agreements (cost $7,134,000)		7,134,000

TOTAL INVESTMENTS (cost $98,190,949)(2)	100.1%	117,187,333
Liabilities in excess of other assets	(0.1)	(129,240)
NET ASSETS	100.0%	$117,058,093

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR —	American Depository Receipt
NY SHRS —	New York Shares

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS TECHNET PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 94.1%
Advertising Sales — 4.8%
Focus Media Holding, Ltd. ADR†	67,395	$1,868,189
Applications Software — 5.6%
Salesforce.com, Inc.†	31,665	2,160,503
Cellular Telecom — 3.2%
NII Holdings, Inc.†	26,300	1,248,987
Commercial Services-Finance — 2.8%
Bankrate, Inc.†	27,600	1,078,332
Computers — 14.8%
Apple, Inc.†	20,130	3,370,567
Hewlett-Packard Co.	15,700	694,097
Research In Motion, Ltd.†	14,375	1,680,438
		5,745,102
Computers-Integrated Systems — 6.0%
Riverbed Technology, Inc.†	171,625	2,354,695
Computers-Memory Devices — 5.9%
Data Domain, Inc.†	99,005	2,309,787
Consulting Services — 3.1%
Gartner, Inc.†	57,450	1,190,364
Data Processing/Management — 1.7%
Fiserv, Inc.†	15,000	680,550
E-Commerce/Services — 4.0%
NetFlix, Inc.†	59,025	1,538,782
Electronic Components-Semiconductors — 6.7%
MEMC Electronic Materials, Inc.†	33,895	2,085,898
Texas Instruments, Inc.	18,700	526,592
		2,612,490
Electronic Forms — 1.8%
Adobe Systems, Inc.†	17,600	693,264
Enterprise Software/Service — 1.5%
Oracle Corp.†	27,700	581,700
Entertainment Software — 2.6%
Electronic Arts, Inc.†	23,050	1,024,112
Finance-Investment Banker/Broker — 2.3%
The Charles Schwab Corp.	43,500	893,490
Finance-Other Services — 1.9%
CME Group, Inc.	1,955	749,136
Internet Infrastructure Software — 1.5%
Akamai Technologies, Inc.†	17,000	591,430
Internet Security — 1.7%
McAfee, Inc.†	19,700	670,391
Motion Pictures & Services — 1.9%
Macrovision Solutions Corp.†	48,800	730,048
Networking Products — 1.8%
Cisco Systems, Inc.†	29,900	695,474
Power Converter/Supply Equipment — 6.1%
Energy Conversion Devices, Inc.†	32,175	2,369,367
Web Hosting/Design — 3.7%
Equinix, Inc.†	16,135	1,439,565
Web Portals/ISP — 3.1%
Google, Inc., Class A†	2,265	1,192,341
Wireless Equipment — 5.6%
American Tower Corp., Class A†	30,635	1,294,329
QUALCOMM, Inc.	19,845	880,522
		2,174,851
Total Long-Term Investment Securities (cost $33,197,308)		36,592,950
REPURCHASE AGREEMENTS — 6.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $2,251,022 and collateralized by $2,245,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 6.30% due 02/26/27 and having an approximate value of $2,301,125	$2,251,000	2,251,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	264,000	264,000
Total Repurchase Agreements (cost $2,515,000)		2,515,000
TOTAL INVESTMENTS (cost $35,712,308)(2)	100.5%	39,107,950
Liabilities in excess of other assets	(0.5)	(210,518)
NET ASSETS	100.0%	$38,897,432

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS GROWTH AND INCOME PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 92.0%
Aerospace/Defense — 6.9%
General Dynamics Corp.	27,910	$2,350,022
Lockheed Martin Corp.	22,500	2,219,850
		4,569,872
Agricultural Chemicals — 3.9%
Monsanto Co.	20,597	2,604,285
Applications Software — 2.9%
Microsoft Corp.	70,000	1,925,700
Banks-Super Regional — 2.1%
Bank of America Corp.	60,000	1,432,200
Cable TV — 4.3%
Comcast Corp., Special Class A	152,900	2,868,404
Casino Hotel — 2.2%
Las Vegas Sands Corp.†	30,400	1,442,176
Commercial Services-Finance — 3.3%
Mastercard, Inc., Class A	8,195	2,175,936
Computers — 7.7%
Apple, Inc.†	12,748	2,134,525
Dell, Inc.†	137,500	3,008,500
		5,143,025
Consulting Services — 3.7%
Huron Consulting Group, Inc.†	54,191	2,457,020
Diversified Manufacturing Operations — 2.8%
General Electric Co.	70,000	1,868,300
Finance-Investment Banker/Broker — 2.2%
Morgan Stanley	40,000	1,442,800
Medical Information Systems — 3.1%
Eclipsys Corp.†	111,377	2,044,882
Medical Products — 3.4%
Johnson & Johnson	35,000	2,251,900
Metal-Diversified — 3.5%
Freeport-McMoRan Copper & Gold, Inc.	19,900	2,332,081
Multimedia — 2.3%
News Corp., Class A	100,000	1,504,000
Oil Companies-Exploration & Production — 3.5%
XTO Energy, Inc.	34,391	2,356,127
Oil Companies-Integrated — 8.9%
Chevron Corp.	20,000	1,982,600
ConocoPhillips	20,000	1,887,800
Exxon Mobil Corp.	23,400	2,062,242
		5,932,642
Oil-Field Services — 2.7%
Transocean, Inc.†	11,914	1,815,575
Retail-Restaurants — 3.5%
McDonald’s Corp.	41,656	2,341,900
Telephone-Integrated — 6.0%
AT&T, Inc.	52,600	1,772,094
Level 3 Communications, Inc.†	752,500	2,219,875
		3,991,969
Tobacco — 3.3%
Philip Morris International, Inc.	45,000	2,222,550
Transport-Rail — 3.8%
Union Pacific Corp.	33,924	2,561,262
Web Portals/ISP — 3.4%
Google, Inc., Class A†	4,257	2,240,970
Wireless Equipment — 2.6%
Crown Castle International Corp.†	44,100	1,707,993
Total Common Stock (cost $66,471,633)		61,233,569
CONVERTIBLE BONDS & NOTES — 1.7%
Telephone-Integrated — 1.7%
Level 3 Communications, Inc. 5.25% due 12/15/11 (cost $992,878)	$1,250,000	1,132,812
Total Long-Term Investment Securities (cost $67,464,511)		62,366,381
SHORT-TERM INVESTMENT SECURITIES — 5.4%
Time Deposit — 5.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 07/01/08
(cost $3,596,000)	3,596,000	3,596,000
REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $250,002 and collateralized by $265,000 of Federal National Mtg. Assoc. Notes, bearing interest at 7.53%, due 12/27/21 and having an approximate value of $255,725	250,000	250,000
State Street Bank & Trust Co. Joint Repurchase Agreement (2)	426,000	426,000
Total Repurchase Agreements (cost $676,000)		676,000
TOTAL INVESTMENTS (cost $71,736,511)(1)	100.1%	66,638,381
Liabilities in excess of other assets	(0.1)	(52,527)
NET ASSETS	100.0%	$66,585,854

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	See Note 2 for information on Joint Repurchase Agreement

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS VALUE PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 92.7%
Banks-Commercial — 2.3%
Synovus Financial Corp.	400,000	$3,492,000
Banks-Fiduciary — 3.9%
The Bank of New York Mellon Corp.	158,015	5,977,707
Banks-Super Regional — 1.2%
Wachovia Corp.	115,402	1,792,193
Cellular Telecom — 3.2%
NTT DoCoMo, Inc. ADR	336,000	4,905,600
Commercial Services-Finance — 1.8%
Total Systems Services, Inc.	120,980	2,688,176
Diversified Manufacturing Operations — 3.0%
General Electric Co.	173,000	4,617,370
Diversified Operations — 4.9%
Hutchison Whampoa, Ltd.	750,600	7,566,406
Electronic Components-Misc. — 3.6%
AVX Corp.	484,568	5,480,464
Electronic Components-Semiconductors — 3.3%
Intel Corp.	237,000	5,090,760
Finance-Investment Banker/Broker — 2.2%
Morgan Stanley	93,000	3,354,510
Financial Guarantee Insurance — 1.2%
MBIA, Inc.	421,558	1,850,640
Food-Misc. — 3.2%
Kraft Foods, Inc., Class A	172,000	4,893,400
Insurance-Life/Health — 3.5%
Power Corp. of Canada	175,500	5,373,257
Insurance-Multi-line — 4.9%
Old Republic International Corp.	634,300	7,510,112
Insurance-Property/Casualty — 3.8%
ProAssurance Corp.†	119,400	5,744,334
Machinery-Farming — 1.8%
Alamo Group, Inc.	130,846	2,694,119
Medical-Drugs — 3.0%
Pfizer, Inc.	265,000	4,629,550
Oil Companies-Exploration & Production — 4.4%
Devon Energy Corp.	55,400	6,656,864
Oil Refining & Marketing — 2.4%
Sunoco, Inc.	90,000	3,662,100
Publishing-Newspapers — 3.0%
The Washington Post Co., Class B	7,745	4,545,541
Real Estate Operations & Development — 5.6%
Forest City Enterprises, Inc., Class A	139,239	4,486,281
Hang Lung Group, Ltd.	428,000	1,901,978
Hang Lung Properties, Ltd.	700,000	2,244,381
		8,632,640
Retail-Auto Parts — 5.1%
AutoZone, Inc.†	65,000	7,865,650
Retail-Building Products — 3.0%
Home Depot, Inc.	198,000	4,637,160
Retail-Office Supplies — 4.5%
Staples, Inc.	290,000	6,887,500
Semiconductor Components-Integrated Circuits — 2.7%
Linear Technology Corp.	126,357	4,115,447
Steel-Producers — 4.0%
POSCO ADR	46,700	6,060,726
Transport-Marine — 4.8%
Teekay Corp.	162,800	7,355,304
Wireless Equipment — 2.4%
Motorola, Inc.	495,000	3,633,300
Total Long-Term Investment Securities (cost $151,040,084)		141,712,830
REPURCHASE AGREEMENTS — 7.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $5,029,049 and collateralized by $5,005,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 6.30% due 02/26/27 and having an approximate value of $5,130,125	$5,029,000	5,029,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $6,928,067 and collateralized by $6,900,000 of
Federal Home Loan Bank Bonds, bearing interest at 4.50% due 09/16/13 and having an approximate value of $7,072,500	6,928,000	6,928,000
Total Repurchase Agreements (cost $11,957,000)		11,957,000
TOTAL INVESTMENTS (cost $162,997,084)(1)	100.5%	153,669,830
Liabilities in excess of other assets	(0.5)	(786,568)
NET ASSETS	100.0%	$152,883,262

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES # — 100.1%
Domestic Equity Investment Companies — 69.6%
Seasons Series Trust Focus Growth Portfolio, Class 3†	596,680	$5,703,122
Seasons Series Trust Focus Value Portfolio, Class 3	686,954	9,588,080
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,322,398	24,671,017
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,108,556	49,643,110
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	417,533	5,739,439
Seasons Series Trust Mid Cap Value Portfolio, Class 3	728,392	11,422,061
Seasons Series Trust Small Cap Portfolio, Class 3	3,238,878	26,496,672
Total Domestic Equity Investment Companies (cost $148,927,120)		133,263,501
Fixed Income Investment Companies — 3.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	182,190	1,978,903
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	395,563	3,937,701
Total Fixed Income Investment Companies (cost $6,056,700)		5,916,604
International Equity Investment Company — 27.4%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $56,416,207)	5,038,263	52,434,987
TOTAL INVESTMENTS (cost $211,400,027) (1)	100.1%	191,615,092
Liabilities in excess of other assets	(0.1)	(116,127)
NET ASSETS	100.0%	$191,498,965

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.5%
Domestic Equity Investment Companies — 59.0%
Seasons Series Trust Focus Growth Portfolio, Class 3†	1,260,876	$12,051,577
Seasons Series Trust Focus Value Portfolio, Class 3	1,741,709	24,309,687
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,762,064	50,587,775
Seasons Series Trust Large Cap Value Portfolio, Class 3	9,410,066	113,700,526
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	882,348	12,128,819
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,693,143	26,550,507
Seasons Series Trust Small Cap Portfolio, Class 3	6,159,397	50,388,913
Total Domestic Equity Investment Companies (cost $323,551,385)		289,717,804
Fixed Income Investment Companies — 18.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,543,466	60,211,611
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,008,848	29,952,098
Total Fixed Income Investment Companies (cost $90,388,390)		90,163,709
International Equity Investment Company — 22.1%
Seasons Series Trust International Equity Portfolio, Class 3	10,408,623	108,326,240
(cost $117,787,307)
TOTAL INVESTMENTS (cost $531,727,082)(1)	99.5%	488,207,753
Other assets less liabilities	0.5	2,528,550
NET ASSETS	100.0%	$490,736,303

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 49.2%
Seasons Series Trust Focus Growth Portfolio, Class 3†	518,619	$4,957,014
Seasons Series Trust Focus Value Portfolio, Class 3	806,024	11,249,987
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,981,072	21,045,086
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,321,100	52,211,255
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	362,920	4,988,727
Seasons Series Trust Mid Cap Value Portfolio, Class 3	791,384	12,409,851
Seasons Series Trust Small Cap Portfolio, Class 3	2,111,325	17,272,364
Total Domestic Equity Investment Companies (cost $139,863,297)		124,134,284
Fixed Income Investment Companies — 33.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,632,311	50,314,897
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,481,301	34,655,209
Total Fixed Income Investment Companies (cost $85,334,924)		84,970,106
International Equity Investment Company — 17.0%
Seasons Series Trust International Equity Portfolio, Class 3	4,138,324	43,069,012
(cost $46,993,977)
TOTAL INVESTMENTS (cost $272,192,198)(1)	99.9%	252,173,402
Other assets less liabilities	0.1	209,974
NET ASSETS	100.0%	$252,383,376

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2008

(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.6%
Domestic Equity Investment Companies — 39.1%
Seasons Series Trust Focus Growth Portfolio, Class 3†	200,591	$1,917,272
Seasons Series Trust Focus Value Portfolio, Class 3	369,500	5,157,246
Seasons Series Trust Large Cap Growth Portfolio, Class 3	782,840	8,316,175
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,910,091	23,079,364
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	187,161	2,572,729
Seasons Series Trust Mid Cap Value Portfolio, Class 3	326,503	5,119,955
Seasons Series Trust Small Cap Portfolio, Class 3	622,210	5,090,187
Total Domestic Equity Investment Companies (cost $56,556,024)		51,252,928

Fixed Income Investment Companies — 48.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,920,649	42,585,023
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,127,986	21,183,409
Total Fixed Income Investment Companies (cost $63,770,534)		63,768,432

International Equity Investment Company — 11.9%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $16,696,915)	1,505,539	15,668,683

TOTAL INVESTMENTS (cost $137,023,473)(1)	99.6%	130,690,043
Other assets less liabilities	0.4	501,509
NET ASSETS	100.0%	$131,191,552

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2008 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable.This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Forward contracts are valued at the 4:00 p.m. Eastern Time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of  last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements: At June 30, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	3.25%	$4,033,000
Multi-Managed Moderate Growth	5.16	6,405,000
Large Cap Composite	0.07	87,000
Small Cap	6.20	7,700,000
Focus Growth	1.34	1,663,000
Focus TechNet	0.21	264,000
Focus Growth and Income	0.34	426,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2008, bearing interest at a rate of 1.05% per annum, with a principal amount of $124,131,000, a repurchase price of $124,134,620, and a maturity date of July 1, 2008.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	3.63%	06/15/10	$123,980,000	$126,614,575

At June 30, 2008, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Diversified Fixed Income	6.62%	$18,201,000
Focus Growth	1.85	5,086,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 30, 2008, bearing interest at a rate of 1.70% per annum, with a principal amount of $275,000,000, a repurchase price of $275,012,986, and a maturity date of July 1, 2008.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Inflation Index Bonds	2.38%	01/15/27	$50,000,000	$56,685,000
U.S. Treasury Inflation Index Bonds	1.75	01/15/28	72,378,500	71,562,861
U.S. Treasury Inflation Index Notes	0.63	04/15/13	150,000,000	152,250,000

At June 30, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	0.46%	$1,580,000
Multi-Managed Moderate Growth	0.63	2,175,000
Multi-Managed Income/Equity	0.63	2,155,000
Multi-Managed Income	0.52	1,800,000
Large Cap Value	2.65	9,100,000
Mid Cap Growth	0.42	1,445,000
Diversified Fixed Income	0.46	1,565,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 30, 2008, bearing interest at a rate of 1.80% per annum, with a principal amount of $342,915,000, a repurchase price of $342,932,146, and a maturity date of July 1, 2008.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	13.25%	05/15/14	$50,000,000	$55,406,250
U.S. Treasury Bonds	8.13	05/15/21	50,000,000	68,593,750
U.S. Treasury Bonds	6.25	08/15/23	50,000,000	60,640,625
U.S. Treasury Bonds	6.00	02/15/26	53,141,000	63,403,856
U.S. Treasury Notes	4.75	12/31/08	50,000,000	50,671,875
U.S. Treasury Notes	4.75	02/28/09	50,000,000	51,625,000

New Accounting Pronouncements: In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measuremnts.  FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 - Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of June 30, 2008:

	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio		Multi-Managed Income/Equity Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$98,789,528	$(110,388)	$143,031,392	$(377,333)	$65,647,912	$(476,689)

Level 2 - Other Significant Observable Inputs	$49,124,994	$—	$144,923,471	$—	$169,587,836	$—

Level 3 - Significant Unobservable Inputs	$0	$—	$0	$—	$0	$—
Total	$147,914,522	$(110,388)	$287,954,863	$(377,333)	$235,235,748	$(476,689)

	Multi- Managed Income Portfolio		Asset Allocation: Diversified Growth Portfolio		Stock Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$28,994,189	$(497,506)	$265,931,538	$273,627	$275,440,225	$—

Level 2 - Other Significant Observable Inputs	$151,463,765	$—	$106,760,215	$(271,605)	$—	$—

Level 3 - Significant Unobservable Inputs	$0	$—	$60,845	$—	$—	$—
Total	$180,457,954	$(497,506)	$372,752,598	$2,022	$275,440,225	$—

	Large Cap Growth Portfolio		Large Cap Composite Portfolio		Large Cap Value Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$244,400,592	$(30,300)	$41,275,684	$(19,729)	$372,492,822	$(48,870)

Level 2 - Other Significant Observable Inputs	$1,456,798	$—	$274,899	$—	$23,846,036	$—

Level 3 - Significant Unobservable Inputs	$—	$—	$—	$—	$—	$—
Total	$245,857,390	$(30,300)	$41,550,583	$(19,729)	$396,338,858	$(48,870)

	Mid Cap Growth Portfolio		Mid Cap Value Portfolio		Small Cap Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$153,742,249	$(52,000)	$191,216,678	$(52,009)	$178,411,443	$(70,438)

Level 2 - Other Significant Observable Inputs	$2,227,798	$—	$3,899,815	$—	$13,153,854	$—

Level 3 - Significant Unobservable Inputs	$—	$—	$—	$—	$0	$—
Total	$155,970,047	$(52,000)	$195,116,493	$(52,009)	$191,565,297	$(70,438)

	International Equity Portfolio		Diversified Fixed Income Portfolio		Strategic Fixed Income Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$407,094,268	$(211,584)	$98,382,760	$—	$474,108	$(10,881)

Level 2 - Other Significant Observable Inputs	$15,349,160	$—	$234,344,500	$—	$157,291,163	$—

Level 3 - Significant Unobservable Inputs	$4	$—	$—	$—	$519,971	$—
Total	$422,443,432	$(211,584)	$332,727,260	$—	$158,285,242	$(10,881)

	Cash Management Portfolio		Focus Growth Portfolio		Focus TechNet Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$—	$—	$107,253,333	$—	$36,592,950	$—

Level 2 - Other Significant Observable Inputs	$134,812,547	$—	$9,934,000	$—	$2,515,000	$—

Level 3 - Significant Unobservable Inputs	$2,814,328	$—	$—	$—	$—	$—
Total	$137,626,875	$—	$117,187,333	$—	$39,107,950	$—

	Focus Growth and Income Portfolio		Focus Value Portfolio		Allocation Growth Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$61,233,569	$—	$141,712,830	$—	$191,615,092	$—

Level 2 - Other Significant Observable Inputs	$5,404,812	$—	$11,957,000	$—	$—	$—

Level 3 - Significant Unobservable Inputs	$—	$—	$—	$—	$—	$—
Total	$66,638,381	$—	$153,669,830	$—	$191,615,092	$—

	Allocation Moderate Growth Portfolio		Allocation Moderate Portfolio		Allocation Balanced Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$488,207,753	$—	$252,173,402	$—	$130,690,043	$—

Level 2 - Other Significant Observable Inputs	$—	$—	$—	$—	$—	$—

Level 3 - Significant Unobservable Inputs	$—	$—	$—	$—	$—	$—
Total	$488,207,753	$—	$252,173,402	$—	$130,690,043	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio		Multi-Managed Income/Equity Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Balance as of 3/31/2008	$0	$—	$0	$—	$0	$—

Accrued discounts/premiums	$—	$—	$—	$—	$—	$—

Realized gain(loss)	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation(depreciation)	$—	$—	$—	$—	$—	$—

Net purchases(sales)	$—	$—	$—	$—	$—	$—

Transfers in and/or out of Level 3	$—	$—	$—	$—	$—	$—
Balance as of 6/30/2008	$0	$—	$0	$—	$0	$—

	Multi- Managed Income Portfolio		Asset Allocation: Diversified Growth Portfolio		Small Cap Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Balance as of 3/31/2008	$0	$—	$0	$—	$0	$—

Accrued discounts/premiums	$—	$—	$—	$—	$—	$—

Realized gain(loss)	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation(depreciation)	$—	$—	$—	$—	$—	$—

Net purchases(sales)	$—	$—	$—	$—	$—	$—

Transfers in and/or out of Level 3	$—	$—	$60,845	$—	$—	$—
Balance as of 6/30/2008	$0	$—	$60,845	$—	$0	$—

	International Equity Portfolio		Strategic Fixed Income Portfolio		Cash Management Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Balance as of 3/31/2008	$162,984	$—	$0	$—	$3,666,787	$—

Accrued discounts/premiums	$—	$—	$—	$—	$—	$—

Realized gain(loss)	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation(depreciation)	$(16)	$—	$—	$—	$(318,440)	$—

Net purchases(sales)	$—	$—	$—	$—	$(534,019)	$—

Transfers in and/or out of Level 3	$(162,964)	$—	$519,971	$—	$—	$—
Balance as of 6/30/2008	$4	$—	$519,971	$—	$2,814,328	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 3. Transactions with Affiliates:  As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the period ended June 30, 2008 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market				Change	Market
			Value at	Cost	Proceeds		in	Value at
			March 31,	of	of	Realized	Unrealized	June 30,
Portfolio	Security	Income	2008	Purchases	Sales	Gain/Loss	Gain (Loss)	2008

Large Cap Growth	AIG	31,780	671,240	50,630	74,225	(70,796)	(184,712)	392,137
Large Cap Composite	AIG	629	130,399	7,955	5,941	(2,695)	(48,830)	80,888
Large Cap Value	AIG	6,018	1,112,823	219,344	644	(491)	(503,628)	827,404
Allocation Growth	Various Seasons Series Trust Portfolios*	—	195,315,683	12,250,458	13,437,920	1,384,148	(3,897,277)	191,615,092
Allocation Moderate Growth	Various Seasons Series Trust Portfolios*	—	427,970,471	94,783,952	24,625,769	1,776,970	(11,697,871)	488,207,753
Allocation Moderate	Various Seasons Series Trust Portfolios*	—	236,405,384	38,645,120	18,604,258	235,323	(4,508,167)	252,173,402
Allocation Balanced	Various Seasons Series Trust Portfolios*	—	122,729,528	16,500,610	6,445,005	262,347	(2,357,437)	130,690,043

*                 See Portfolio of Investments for details.

Note 4. Federal Income Taxes:  As of June 30, 2008, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments

Multi-Managed Growth	$22,796,478	$(7,290,566)	$15,505,912	$132,408,610
Multi-Managed Moderate Growth	30,801,668	(12,884,580)	17,917,088	270,037,775
Multi-Managed Income/Equity	15,930,127	(9,213,447)	6,716,680	228,519,068
Multi-Managed Income	5,901,345	(5,702,132)	199,213	180,258,741
Asset Allocation: Diversified Growth	31,623,604	(31,912,223)	(288,619)	373,041,217
Stock	40,394,570	(16,691,423)	23,703,147	251,737,078
Large Cap Growth	46,639,677	(17,694,715)	28,944,962	216,912,428
Large Cap Composite	4,449,379	(3,967,995)	481,384	41,069,198
Large Cap Value	20,388,928	(63,391,519)	(43,002,591)	439,341,449
Mid Cap Growth	24,394,047	(11,356,880)	13,037,167	142,932,880
Mid Cap Value	15,410,556	(35,612,059)	(20,201,503)	215,317,996
Small Cap	11,898,707	(33,804,787)	(21,906,080)	213,471,377
International Equity.	30,317,688	(38,771,997)	(8,454,309)	430,897,741
Diversified Fixed Income	2,734,697	(6,081,024)	(3,346,327)	336,073,587
Strategic Fixed Income	1,089,421	(7,277,959)	(6,188,538)	164,473,780
Cash Management	47,747,636	(49,262,233)	(1,514,597)	139,141,472
Focus Growth	35,219,883	(16,415,263)	18,804,620	98,382,713
Focus TechNet	6,239,990	(2,989,184)	3,250,806	35,857,144
Focus Growth and Income	1,599,058	(7,429,494)	(5,830,436)	72,468,817
Focus Value	10,243,331	(20,994,629)	(10,751,298)	164,421,128
Allocation Growth	1,778,883	(21,812,480)	(20,033,597)	211,648,689
Allocation Moderate Growth	2,008,494	(45,815,671)	(43,807,177)	532,014,930
Allocation Moderate	1,168,861	(21,566,683)	(20,397,822)	272,571,224
Allocation Balanced	856,378	(7,318,095)	(6,461,717)	137,151,760

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a)     An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 29, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 29, 2008

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